As filed with the Securities and Exchange Commission on          , 2006

Registration Nos. 33-56654 and 811-04844

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 46	☒

(Check appropriate box or boxes)

Separate Account I of Integrity Life Insurance Company

(Exact Name of Registrant)

Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

Depositor’s Telephone Number, including Area Code  (513) 629-1854

Rhonda S. Malone, Esq.

Integrity Life Insurance Company

400 Broadway

Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2006 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Annuities

PROSPECTUS

GrandMaster flex3

Flexible Premium Variable Annuity

issued by Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity contract offered by Integrity Life Insurance Company (Integrity), a subsidiary of The Western and Southern Life Insurance Company, through Integrity Separate Account I. The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. You may allocate contributions to different investment options within our Separate Account I, referred to as Variable Account Options, or to our Fixed Accounts, or both. Together, the Variable Account Options and Fixed Accounts are referred to as Investment Options.

Your contributions to the Variable Account Options are invested in shares of one or more of the following Portfolios:

DWS Scudder Investment Funds
DWS Equity 500 Index VIP Fund
DWS Small Cap Index VIP Fund

Fidelity ®VIP Funds
Fidelity VIP Asset ManagerSM Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio

Franklin Templeton VIP Trust
FTVIPT Franklin Growth and Income Securities Fund
FTVIPT Franklin Income Securities Fund
FTVIPT Franklin Large Cap Growth Securities Fund
FTVIPT Mutual Shares Securities Fund
FTVIPT Templeton Foreign Securities Fund
FTVIPT Templeton Growth Securities Fund

J.P. Morgan Series Trust II
JPMorgan Bond Portfolio
JPMorgan International Equity Portfolio

MFS Variable Insurance Trust
MFS VIT Capital Opportunities Series
MFS VIT Emerging Growth Series
MFS VIT Investors Growth Stock Series
MFS VIT Mid Cap Growth Series
MFS VIT New Discovery Series
MFS VIT Total Return Series

Putnam Variable Trust
Putnam VT Discovery Growth Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT Small Cap Value Fund
Putnam VT Voyager Fund

Touchstone Variable Series Trust
Touchstone VST Balanced Fund
Touchstone VST Baron Small Cap Fund
Touchstone VST Core Bond Fund
Touchstone VST Eagle Capital Appreciation Fund
Touchstone VST Enhanced Dividend 30 Fund
Touchstone VST Growth & Income Fund
Touchstone VST High Yield Fund
Touchstone VST Mid Cap Growth Fund
Touchstone VST Money Market Fund
Touchstone VST Third Avenue Value Fund
Touchstone VST Value Plus Fund
Touchstone VST Aggressive ETF Fund
Touchstone VST Conservative ETF Fund
Touchstone VST Enhanced ETF Fund
Touchstone VST Moderate ETF Fund

Van Kampen Life Investment Trust (LIT) and Universal Institutional Funds (UIF)
Van Kampen LIT Comstock Portfolio
Van Kampen LIT Emerging Growth Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio
Van Kampen UIF Emerging Markets Equity Portfolio
Van Kampen UIF U.S. Real Estate Portfolio

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We also offer Guaranteed Rate Options (GROs) and a Systematic Transfer Option (STO), together referred to as Fixed Accounts. The contribution you make to a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A Market Value Adjustment will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO can’t be decreased by a Market Value Adjustment below an amount equal to your allocation into a GRO account, less prior withdrawals, plus interest accrued at the Minimum Interest Rate, less administrative fees or charges, and less any applicable optional contract feature charges, if elected. Withdrawal charges, charges for optional contract features, and annual administrative charges may apply and may invade principal. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You must transfer all contributions you make to the six-month STO into other Investment Options within six months and transfer all contributions you make to the twelve-month STO within one year of contribution. Transfers from the six-month STO must be made monthly. Transfers from the twelve-month STO may be made on a monthly or quarterly basis.

This prospectus contains information about the contracts that you should know before you invest. Read this prospectus and any supplements, and retain them for future reference.

For further information and assistance, contact our Administrative Office.

A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2006, has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Part 9 of this prospectus.

These securities haven’t been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You can review and copy information about GrandMaster flex3 at the SEC’s Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about GrandMaster flex3 on the SEC’s Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20459-0102.

The contract is not a deposit or obligation of or guaranteed by any bank, nor is it insured by the FDIC; it is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

The date of this Prospectus is May 1, 2006.

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Part 6 – Optional Contract Feature
Enhanced Earnings Benefit	38

Part 7 - Voting Rights
Voting Rights	39
How We Determine Your Voting Shares	39
How Portfolio Shares Are Voted	39
Separate Account Voting Rights	40

Part 8 - Tax Aspects of the Contract
Introduction	40
Your Contract is an Annuity	40
Taxation of Annuities Generally	40
Distribution-at-Death Rules	41
Spousal Continuation	42
Diversification Standards	42
Tax-Favored Retirement Programs	42
Inherited IRAs	42
Annuities In Qualified Plans	42
Federal and State Income Tax Withholding	43
Impact of Taxes on the Company	43
Transfers Among Investment Options	43

Part 9 - Additional Information
Systematic Withdrawal Program	43
Income Plus Withdrawal Program	43
Choices Plus Minimum Required Distribution Program	44
Dollar Cost Averaging	45
Systematic Transfer Program	45
Customized Asset Rebalancing	46
Systematic Contributions	46
Legal Proceedings	46
Table of Contents of Statement of Additional Information	46

Part 10 – Prior Contracts
Prior Contracts	47

Appendix A - Financial Information (Unit Values)	53
Appendix B - Illustration of a Market Value Adjustment	68
Appendix C - Enhanced Earnings Benefit Calculation Example	71

Disclaimer

iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI’s only relationship to Integrity is the licensing of certain trademarks and trade names of BGI. Integrity’s variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of Integrity’s variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of Integrity’s variable annuity products.

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Glossary

1933 Act - the Securities Act of 1933, which is the federal securities law that governs registration of securities with the Securities and Exchange Commission.

1940 Act - the Investment Company Act of 1940, which is the federal securities law that governs most aspects of the operations of separate accounts like the one established by Integrity Life Insurance Company to support the sale and administration of this variable annuity.

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Additional Interest - interest on your contributions in excess of the Guaranteed Interest Rate that we may declare and credit based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

Administrative Office - References in this prospectus to our administrative office refer to: Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45202-5720. Our express mail address is Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202-3341. You may also call us at 1-800-325-8583.

Annuitant - the person upon whose life an Annuity Benefit and Death Benefit are based. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

Annuity Benefit - amount paid on the Retirement Date.

Business Day -  any day that the New York Stock Exchange is open.

Code - the Internal Revenue Code of 1986, as amended.

Contract Anniversary - occurs once annually on the same day as the Contract Date. The Contract Anniversary is the first day of each Contract Year.

Contract Date - the date we issue you the contract. It is shown on the schedule page of your contract.

Contract Year - each consecutive twelve-month period beginning on the Contract Date and ending on the day before the Contract Anniversary.

Death Benefit - benefit paid to a named beneficiary on the death of the Annuitant.

Enhanced Rate - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

Exchange Traded Fund - a mutual fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.

Fixed Accounts - Guaranteed Rate Options and the Systematic Transfer Option.

Free Withdrawal - the amount you may withdraw in any Contract Year without paying contingent withdrawal charges. The Free Withdrawal amount is the greater of 10% of your Account Value at the time you make your first withdrawal request during a Contract Year or 10% of your Account Value at your most recent Contract Anniversary. During your first Contract Year, the Free Withdrawal amount is 10% of your initial contribution received on the Contract Date.

Fund of Funds - A Portfolio that invests in other mutual funds.

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Gain - Account Value less Net Premiums.

General Account - the account that contains all of our assets other than those held in Separate Accounts.

Guarantee Period - the duration of your GRO Account.

Guaranteed Interest Rate- a fixed annual effective interest rate that we declare for the duration of the Fixed Account option you select. Subsequent allocations to any Fixed Account may receive a different interest rate than prior allocations.

Guaranteed Rate Option (GRO) - a Fixed Account which offers durations of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

GRO Value – the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven’t withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate less any optional contract feature or administrative charges.

Investment Options – Variable Account Options and Fixed Accounts, collectively.

Market Value Adjustment (“MVA”) – an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

Minimum Interest Rate –  the lowest interest rate we can declare for a Fixed Account at any time while the contract is in effect. Your Minimum Interest Rate is stated in your contract.

Minimum Value – an amount equal to your net allocation to a GRO Account, less withdrawals (including any associated charges and adjustments), less transfers out of a GRO Account, plus interest accumulated at the Minimum Interest Rate, less any administrative charges, and less any charges for optional contract features.

Net Premiums – Contributions less an adjustment for any withdrawals.

Portfolio - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

Retirement Date –  The Retirement Date is the date you choose for your Annuity Benefit to be paid. Subject to federal and state law, the latest Retirement Date you can choose is the last Annuitant’s 100th birthday. We refer to this as the “Maximum Retirement Date”.

Separate Account – Separate Account consists of assets that are segregated by Integrity and invested in Variable Account Options.

Surrender Value - your Adjusted Account Value reduced by any withdrawal charges and/or any pro-rata annual administrative charges that may apply.

Systematic Transfer Option (STO) – a Fixed Account that allows you to make contributions to a six-month or twelve-month STO which must be transferred from the STO into other Investment Options within the six or twelve month period you chose. The STO provides a guaranteed fixed interest rate that is effective for the STO period selected. More information about this program is located in Part 9 of this prospectus.

Unit – a measure of your ownership interest in a Variable Account Option.

Unit Value – the value of each Unit calculated on any Business Day.

Variable Account Options – the various Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in one Portfolio.

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PART 1 - SUMMARY

Your Variable Annuity Contract

In this prospectus, “we,” “our,” “us,” and “the Company,” mean Integrity Life Insurance Company (Integrity). The terms “you” and “your” mean the owner. The owner has all of the rights under the contract. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The first death of one of the joint owners will determine the timing of distributions. Under this contract, the Annuitant is the person upon whose life the Annuity Benefit and Death Benefit are based.

You can invest for retirement by buying a GrandMaster flex3 if you complete an Application  form and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution and below the maximum allowed contribution discussed below.

Your Benefits

Your contract has an Account Value, an Annuity Benefit, and a Death Benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual rules for taxation of annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor. The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules. While the contract provides certain benefits when used with a tax-favored retirement program, it provides no additional benefit with regard to tax deferral, as these programs are already tax-deferred.

How Your Contract is Taxed

Under the current tax laws, any increases in the value of your contributions won’t be considered part of your taxable income until you make a withdrawal. Generally, distributions are comprised of taxable income distributed first, followed by tax-free return of basis. If you annuitize your contract, each distribution will be based on an exclusion ratio of taxable earnings to tax-free return of basis. Therefore, part of each Annuity Benefit payment will be the tax-free return of your investment in the contract. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. In certain cases, you can make a withdrawal without paying the 10% federal tax penalty. For more information about withdrawals that are exempt from the federal tax penalty, see Part 7, “Tax Aspects of the Contract - Taxation of Annuities Generally.”

Your Contributions

The minimum initial contribution is $20,000. Additional contributions can be as little as $100. See  “Contributions Under Your Contract” in Part 5.

Your Investment Options

You may have your contributions placed in a combination of the variable and fixed Investment Options. To select Investment Options most suitable for you, see Part 3, “Your Investment Options.”

The Variable Account Options invest in shares of mutual funds, each of which is referred to as a Portfolio. The Variable Account Option and its corresponding Portfolio share the same investment goal. For example, if your investment goal is to save money for retirement, you might choose a growth oriented Variable Account Option, which invests in a growth Portfolio. The value of your Variable Account Options will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio’s prospectus and Statement of Additional Information.

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Account Value, Adjusted Account Value, Surrender Value and Minimum Account Value

Your Account Value consists of the value of your Investment Options added together. Your Adjusted Account Value is your Account Value, as increased or decreased by any Market Value Adjustments. Your Adjusted Account Value in the GROs can never be decreased below the Minimum Value. You’ll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Part 3, “Your Investment Options.” Your Surrender Value is equal to your Adjusted Account Value, minus any contingent withdrawal charge and minus the pro-rata portion of the annual administrative charge, separate account charges and optional benefit charges, if applicable. See “Charges and Fees” below. If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days in which to make additional contributions.

Transfers

You may transfer all or any part of your Account Value among the Investment Options, although some restrictions apply. You can find these in Part 5, “Transfers.”  Any transfer must be at least $250. Transfers may also be made among certain Investment Options under the following special programs:  (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii)  the six or twelve month Systematic Transfer Option. All of these programs are discussed in Part 9. If you make more than twelve transfers among your Investment Options in one Contract Year, your account will be charged up to $20 for each transfer after the first twelve. All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail.

Charges and Fees

If your Account Value is less than $75,000 as of the last day of any Contract Year before your Retirement Date, an annual administrative expense charge of $50 is deducted from your Account Value.

A daily charge at an annual effective rate of 1.55% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks and certain administrative expenses. The charge will never be greater than this unless you select an optional contract feature. For more information, see Part 4, “Deductions and Charges,” and Part 6, “Optional Contract Feature.”

Investment management fees and other expenses are deducted from amounts the Separate Account invested in the Portfolios. Management fees can’t be increased without the consent of shareholders. See “Table of Annual Fees and Expenses” below and “Your Investment Options” in Part 3.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be at least $300. You may withdraw up to 10% of your Account Value each Contract Year without paying withdrawal charges. After the first 10% within a Contract Year, there may be a charge for withdrawals you make, based upon the length of time your contribution has been in your contract. See Part 4, “Contingent Withdrawal Charge” and Part 5, “Withdrawals.”

Your Initial Right to Revoke (Free Look Period)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we’ll return your contract value (contributions net of any investment performance and applicable daily charges), which may be more or less than your initial contribution depending upon the investment experience of the Investment Options you selected. You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force. If the law requires, upon cancellation we’ll return all of your contributions without any adjustments. We’ll return the amount of any contribution to the Guaranteed Rate Option upon cancellation. Please see Part 4, “Deductions and Charges” for more detailed information.

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Risk/Return Summary: Investments and Risks

Variable Annuity Investment Goals

The investment goals of the GrandMaster flex3 Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and quality portfolio management.

Risks

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. Most of the Portfolios invest in common stocks. You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines. There’s also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus for that Portfolio.

Table of Annual Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer Account Value among Investment Options. State premium tax may also be deducted.

Contract Owner Transaction Expenses

Sales Load on Purchases	$0
Deferred Sales Load (as a percentage of contributions) (1)	7% Maximum
Transfer Charge (assessed after 12 transfers in one Contract Year)(2)	$20

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

Annual Administrative Charge

Annual Administrative Charge (3)	$50

Separate Account Annual Expenses

(as a percentage of Separate Account value)

Mortality and Expense Risk Charge	1.40%
Administrative Expenses	.15%
Base Contract Total Separate Account Annual Expenses	1.55%

Optional Enhanced Earnings Benefit Charge, Annuitant Age on Contract Date 70-79	0.50%
Highest Possible Total Separate Account Annual Charges if This Option Elected.	2.05%

(1) Surrender charges decrease based on the age of your contribution.  See “Deductions and Charges – Contingent Withdrawal Charge” in Part 4 for more detail.

(2) After the first twelve transfers during a Contract Year, we will charge a transfer fee of $20 for each transfer.  This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers.  See “Deductions and Charges – Transfer Charge” in Part 4 for more detail.

(3) This charge will be waived if the Account Value is at least $75,000 on the last day of any Contract Year.

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Optional Contract Expenses

Enhanced Earnings Benefit (Charges are assessed to the Account Value in both the Separate and Fixed Accounts)

Annuitant Age on Contract Date	Annual Cost

0-59.20%
Total Account Value Charges with EEB	1.75%

60-69.40%
Total Account Value Charges with EEB	1.95%

70- 79.50%
Total Account Value Charges with EEB	2.05%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses

The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolio’s assets, including management fees, distribution or 12b-1 fees and other expenses are:

Minimum: 0.72%	Maximum: 2.60%

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements

(as a percentage of average net assets in each Portfolio)

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Total Annual Expenses
DWS Equity 500 Index VIP Fund: Class B(1),(1)(a)	0.19%	0.25%	0.28%	0.72%
DWS Small Cap Index VIP Fund: Class B(1)(a),(2)	0.35%	0.25%	0.16%	0.76%
Fidelity VIP Asset Manager: Serv. Class 2(3)	0.52%	0.25%	0.13%	0.90%
Fidelity VIP Balanced: Serv. Class 2(3)	0.42%	0.25%	0.16%	0.83%
Fidelity VIP Contrafund: Serv. Class 2(3)	0.57%	0.25%	0.09%	0.91%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2(3)	0.57%	0.25%	0.36%	1.18%
Fidelity VIP Equity-Income: Serv. Class 2(3)	0.47%	0.25%	0.09%	0.81%
Fidelity VIP Growth: Serv. Class 2(3)	0.57%	0.25%	0.10%	0.92%
Fidelity VIP Growth & Income: Serv. Class 2(3)	0.47%	0.25%	0.12%	0.84%
Fidelity VIP Growth Opportunities: Serv. Class 2(3)	0.57%	0.25%	0.14%	0.96%
Fidelity VIP High Income: Serv. Class 2	0.57%	0.25%	0.13%	0.95%
Fidelity VIP Investment Grade Bond: Serv. Class 2	0.36%	0.25%	0.12%	0.73%
Fidelity VIP Mid Cap: Serv. Class 2(3)	0.57%	0.25%	0.12%	0.94%
Fidelity VIP Overseas: Serv. Class 2(3)	0.72%	0.25%	0.17%	1.14%
Franklin Growth and Income Securities Fund: Class 2	0.48%	0.25%	0.03%	0.76%
Franklin Income Securities Fund: Class 2	0.46%	0.25%	0.02%	0.73%
Franklin Large Cap Growth Securities Fund: Class 2	0.73%	0.25%	0.03%	1.01%
Mutual Shares Securities Fund: Class 2	0.60%	0.25%	0.18%	1.03%
Templeton Foreign Securities: Class 2(4)	0.65%	0.25%	0.17%	1.07%
Templeton Growth Securities: Class 2	0.75%	0.25%	0.07%	1.07%
JP Morgan Bond Portfolio,(5)	0.30%	0.00%	0.45%	0.75%
JP Morgan International Equity Portfolio(5)	0.60%	0.00%	0.60%	1.20%
MFS VIT Capital Opportunities Series: Service Class(6),(7)	0.75%	0.25%	0.23%	1.23%
MFS VIT Emerging Growth Series: Service Class(7)	0.75%	0.25%	0.13%	1.13%
MFS VIT Investors Growth Stock Series: Service Class(7)	0.75%	0.25%	0.15%	1.15%

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Portfolio	Management Fees	12b-1 Fee	Other Expenses	Total Annual Expenses
MFS VIT Mid Cap Growth Series: Service Class(7)	0.75%	0.25%	0.17%	1.17%
MFS VIT New Discovery Series: Service Class(7)	0.90%	0.25%	0.16%	1.31%
MFS VIT Total Return Series: Service Class(7)	0.75%	0.25%	0.09%	1.09%
Putnam VT Discovery Growth: Class IB(8)	0.70%	0.25%	0.47%	1.42%
Putnam VT The George Putnam Fund of Boston: Class IB	0.62%	0.25%	0.10%	0.97%
Putnam VT Growth and Income Fund: Class IB	0.49%	0.25%	0.05%	0.79%
Putnam VT International Equity Fund: Class IB	0.75%	0.25%	0.18%	1.18%
Putnam VT Small Cap Value Fund: Class IB	0.76%	0.25%	0.08%	1.09%
Putnam VT Voyager Fund: Class IB	0.57%	0.25%	0.06%	0.88%
Touchstone Balanced Fund(9)	0.80%	0.00%	0.51%	1.31%
Touchstone Baron Small Cap Fund(9)	1.05%	0.00%	0.54%	1.59%
Touchstone Core Bond Fund(9)	0.55%	0.00%	0.44%	0.99%
Touchstone Eagle Capital Appreciation Fund(9)	0.75%	0.00%	0.47%	1.22%
Touchstone Enhanced Dividend 30 Fund(9)	0.65%	0.00%	0.52%	1.17%
Touchstone Growth & Income Fund(9)	0.80%	0.00%	0.49%	1.29%
Touchstone High Yield Fund(9)	0.50%	0.00%	0.47%	0.97%
Touchstone Mid Cap Growth Fund(9),(10)	0.80%	0.00%	0.53%	1.33%
Touchstone Money Market Fund, Service Class(9)	0.18%	0.25%	0.39%	0.82%
Touchstone Third Avenue Value Fund(9)	0.80%	0.00%	0.36%	1.16%
Touchstone Value Plus Fund(9)	0.75%	0.00%	0.65%	1.40%
Touchstone Aggressive ETF Fund(9),(11)	0.40%	0.00%	1.06%	1.46%
Touchstone Conservative ETF Fund(9),(11)	0.40%	0.00%	2.20%	2.60%
Touchstone Enhanced ETF Fund(9),(11)	0.40%	0.00%	0.96%	1.36%
Touchstone Moderate ETF Fund(9),(11)	0.40%	0.00%	1.01%	1.41%
Van Kampen LIT Comstock: Class II	0.56%	0.25%	0.03%	0.84%
Van Kampen LIT Emerging Growth: Class II	0.70%	0.25%	0.07%	1.02%
Van Kampen UIF Emerging Markets Equity: Class 2(12)	1.25%	0.35%	0.41%	2.01%
Van Kampen UIF Emerging Markets Debt: Class 1	0.75%	0.00%	0.34%	1.09%
Van Kampen UIF U.S. Real Estate: Class 1	0.75%	0.00%	0.28%	1.03%

(1) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.53% for Class B until April 30, 2009.

(1a) Fees have been restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(2) From June 1, 2006 through September 30, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund, to the extent necessary, to maintain the fund’s operating expenses at a ratio no higher than 0.733% for Class B , excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organization and offering expenses.

(3) A portion of the brokerage commissions that each Fidelity VIP Fund pays may be reimbursed and used to reduce that fund’s expenses, and through arrangements with the Portfolios’ custodian or transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. In addition, as to the Dynamic Capital Appreciation Portfolio, the manager has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses exceed 1.10%. These arrangements may be discontinued at any time. As a result of these reimbursements and arrangements, the net expenses reported for these Portfolios are as follows:

Fidelity Portfolio	Net Total Expenses after Arrangements Described Above
Fidelity VIP Asset Manager: Serv. Class 2	0.89%
Fidelity VIP Balanced: Serv. Class 2	0.80%
Fidelity VIP Contrafund: Serv. Class 2	0.89%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2	1.02%

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Fidelity VIP Equity-Income: Serv. Class 2	0.80%
Fidelity VIP Growth: Serv. Class 2	0.88%
Fidelity VIP Growth & Income: Serv. Class 2	0.79%
Fidelity VIP Growth Opportunities: Serv. Class 2	0.92%
Fidelity VIP Mid Cap: Serv. Class 2	0.89%
Fidelity VIP Overseas: Serv. Class 2	1.07%

(4) The manager has agreed to reduce its fees to reflect reduced services resulting from the Portfolio’s investment in a proprietary money fund. The reduction is required by the Portfolio’s Board of Trustees and an SEC order. After the reduction of 0.05%, the net total expenses reported for the Portfolio are 1.02%.

(5) Reflects a written agreement pursuant to which the Portfolios’ Administrator agrees to reimburse the Portfolios to the extent that total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.75% (Bond Portfolio) or 1.20% (International Equity Portfolio) of their daily net assets through April 30, 2007. In addition, the Portfolios’ service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

(6) MFS has contractually agreed to bear the series’ expenses such that “Other Expenses” do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series’ investing activities. This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees, which oversees the series.

(7) Each series has an expense offset arrangement that reduces the series’ custodial fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series’ expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, “Total Annual Expenses” would be lower.

(8)  The advisor has contractually agreed until at least December 31, 2006 to waive its fees and/or reimburse expenses in order to limit net expenses to 1.13% for the Discovery Growth Portfolio.

(9) The advisor has contractually agreed until at least December 31, 2006 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

Touchstone Variable Series Trust Funds	Net Total Expenses after Arrangements Described Above
Balanced Portfolio	0.90%
Baron Small Cap Portfolio	1.54%
Core Bond Portfolio	0.75%
Eagle Capital Appreciation Portfolio	1.05%
Mid Cap Growth Portfolio	1.15%
Enhanced Dividend 30 Portfolio	0.75%
Growth & Income Portfolio	0.85%
High Yield Portfolio	0.80%
Money Market Portfolio	0.54%
Third Avenue Value Portfolio	1.05%
Value Plus Portfolio	1.15%
Aggressive ETF Portfolio	0.70%
Conservative ETF Portfolio	0.69%
Enhanced ETF Portfolio	0.77%
Moderate ETF Portfolio	0.69%

(10) Prior to May 1, 2006, this Portfolio was called the Touchstone Emerging Growth Fund.

(11) By investing in the Touchstone ETF Funds, you will indirectly bear fees and expenses charged by underlying Exchange Traded Funds in which the Portfolio invests, in addition to the Portfolio’s direct fees

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and expenses. Those additional expenses will be approximately 0.19%, for a total of 0.69% for the Conservative and Moderate Funds, 0.20% for a total of 0.70% for the Aggressive Fund and 0.27%. for a total of 0.77% for the Enhanced Fund and are shown as part of the net expenses of each Portfolio in the chart below.

(12) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the advisor. The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the “Operating Expense Limitation” to 1.70% for the Emerging Markets Equity Class 2. The advisor may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion.

NOTE: We have entered into agreements with the investment advisors or distributors of each of the Portfolios. Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the Portfolios or their investment advisors pay fees to us that are usually based on an annual percentage of the average daily net assets of the Portfolios. These agreements may be different for each Portfolio or each group of Portfolios managed by the same investment advisor, and may include fees paid by investment advisors or under a distribution and/or servicing plan adopted by a Portfolio pursuant to Rule 12b-1 under the 1940 Act.

Example

The examples that follow are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include maximum contract owner transaction expenses, contract fees, Separate Account annual expenses, and Portfolio fees and expenses.

Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,231.86	$2,090.97	$2,643.92	$5,249.19

If you annuitize at the end of the applicable period:

1 year	3 years	5 years	10 years
$531.86	$1,590.97	$2,643.92	$5,249.19

If you do not surrender the contract:

1 year	3 years	5 years	10 years
$531.86	$1,590.97	$2,643.92	$5,249.19

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PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive office is located in Cincinnati, Ohio. We are authorized to sell life insurance and annuities in 46 states and the District of Columbia. We sell flexible premium variable annuities, which may offer features and investment options other than those offered in this contract, fixed single premium annuities, and fixed flexible premium annuities offering fixed guaranteed interest rates. Integrity is a subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

The Separate Account and the Variable Account Options

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company registered with the Securities and Exchange Commission (the SEC). SEC registration doesn’t mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Variable Account Options from time to time. The Variable Account Options currently available to you are listed in Part 3, “Your Investment Options.”

Assets of Our Separate Account

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Owners under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts.

Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our General Account.

Distribution of Contracts

Touchstone Securities, Inc. (Touchstone) serves as the principal underwriter for the securities issued by the Separate Account. Touchstone Securities, Inc. is an indirect subsidiary of The Western and Southern Life Insurance Company, which is our parent company. Touchstone’s principal business address is 303 Broadway, Cincinnati, Ohio, 45202. The contracts will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided. In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation. Promotional incentives may change at any time. We may also pay a third-party broker-dealer additional fees to ensure that firm’s registered representatives have access, or preferred access, to our products. Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. You will find more information about the compensation we pay in the Statement of Additional Information.

Changes In How We Operate

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable law or regulation. We’ll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

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•                       add Investment Options to, or remove Investment Options from, our Separate Account, combine two or more Variable Account Options within our Separate Account, or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•                       register or end the registration of the Separate Account under the 1940 Act;

•                       operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity under the 1940 Act);

•                       restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;

•                       cause one or more Variable Account Option(s) to invest in a mutual fund other than or in addition to the Portfolios;

•                       operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we’ll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

The Variable Account Options

Each Variable Account Option invests in the Portfolio (or “Funds”) with the corresponding name. The investment objective, advisor and subadvisor, if any, of each Portfolio are described below. Management fees and other expenses deducted from each Portfolio are described in that Portfolio’s prospectus. Each of the Portfolios’ investment advisors compensates us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisors’ assets. We do not provide preferential treatment or access to distribution for investment advisors or the Portfolios they manage based on the differing levels of compensation paid to us. For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-325-8583.

DWS Scudder Investments VIP Funds

The investment advisor for the DSW Scudder Investments VIP Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM’s presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

Investment Objectives of the Portfolios. Following is a summary of the investment objectives of the DWS Investments VIP Funds. We can’t guarantee that these objectives will be met. You should read the DWS Investments VIP Funds’ prospectuses carefully before investing.

DWS Equity 500 Index VIP Fund

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

DWS Small Cap Index VIP Fund

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole. The Index includes the reinvestment of all distributions and is not available for direct investment.

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Fidelity® VIP Funds

The Portfolios’ Investment Advisor, Fidelity Management & Research Company (FMR) is a registered investment advisor under the Investment Advisors Act of 1940. FMR serves as the investment advisor to each Portfolio.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives and strategies of the Fidelity’s VIP Fund Portfolios. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Fidelity’s VIP Funds’ prospectus carefully before investing.

Fidelity VIP Asset ManagerSM Portfolio

VIP Asset ManagerSM Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. FMR invests in domestic and foreign issuers. FMR analyzes issuers using fundamental and/or quantitative factors and evaluates each security’s current price relative to estimated long-term value.

Fidelity VIP Balanced Portfolio

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. FMR invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock. FMR invests in domestic and foreign issuers. With respect to equity investments, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more “value” characteristics than “growth” characteristics.

Fidelity VIP Contrafund® Portfolio

VIP Contrafund® Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio’s assets in securities of companies whose value FMR believes is not fully recognized by the public. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

Fidelity VIP Dynamic Capital Appreciation

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Fidelity VIP Equity-Income Portfolio

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities and potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. FMR invests in domestic and foreign issuers. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500 Index. FMR normally invests at least 80% of the Portfolio’s total assets in income-producing equity securities.

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Fidelity VIP Growth Portfolio

VIP Growth Portfolio seeks capital appreciation by investing the Portfolio’s assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth & Income Portfolio

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio’s assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio’s assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. FMR uses fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

Fidelity VIP High Income Portfolio

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. FMR normally invests the Portfolio’s assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. FMR may also invest the Portfolio’s assets in non-income producing securities, including defaulted securities and common stocks. FMR invests in domestic and foreign issuers. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Investment Grade Bond Portfolio

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities. FMR allocates assets across different market sectors and maturities, and analyzes a security’s structural features and current pricing, trading opportunities, and the credit quality of the issuer.

Fidelity VIP Mid Cap Portfolio

VIP Mid Cap Portfolio seeks long-term growth of capital. FMR invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. FMR normally invests at least 80% of the Portfolio’s total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those with market capitalization similar to companies in the S&P Mid Cap 400. FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types, and may potentially invest in companies with smaller or larger market capitalizations. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Overseas Portfolio

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. It normally invests at least 80% of Portfolio’s assets in non-U.S. common stocks. FMR allocates

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investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

The Franklin Templeton Variable Insurance Products Trust (“Trust”) Funds

Each Fund (or “Portfolio”)is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the Funds, as indicated below.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Franklin Templeton Variable Insurance Products Trust Funds. There are no guarantees that a Fund will be able to achieve its objective. You should read Franklin Templeton VIPT Funds’ prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Portfolio

The FTVIPT Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests predominantly in a broadly diversified portfolio of equity securities that the Portfolio’s manager considers to be financially strong but undervalued by the market. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Income Securities Portfolio

The FTVIPT Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally may invest in both debt and equity securities. The Portfolio seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the advisor believes are attractive. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Large Cap Growth Securities Portfolio

The FTVIPT Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies,  and normally invest predominantly in equity securities. For this Portfolio, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Mutual Shares Securities Portfolio

The FTVIPT Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal. The Portfolio normally invests mainly in equity securities that the advisor believes are undervalued. The Portfolio normally invests primarily, in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies. The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC.

FTVIPT Templeton Foreign Securities Portfolio

The FTVIPT Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities. The investment advisor for this Portfolio is Templeton Investment Counsel, LLC.

FTVIPT Templeton Growth Securities Portfolio

The FTVIPT Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in equity securities of companies located anywhere in the world, including those

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in the U.S. and emerging markets. The investment advisor for this Portfolio is Templeton Global Advisors Limited.

J.P. Morgan Series Trust II Funds

Each Portfolio of the JPMorgan Series Trust II, is a diversified mutual fund registered with the SEC. J.P. Morgan Investment Management Inc. is the investment advisor to the J.P. Morgan Series Trust II Funds.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the J.P. Morgan Series Trust II. There is no guarantee that these objectives will be met. You should read the prospectus for J.P. Morgan Series Trust II carefully before investing.

JPMorgan Bond Portfolio

JPMorgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets, plus the amount of borrowing for investment purposes) in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset backed and mortgage backed securities that the advisor believes have the potential to provide a high total return over time.

JPMorgan International Equity Portfolio

JPMorgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. Under normal circumstances the Portfolio invests at least 80% of its assets (net assets, plus the amount of borrowings for investment purposes) in equity investments. The Portfolio will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

MFS Variable Insurance Trust Funds

Each Portfolio of the MFS Variable Insurance Trust is a mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment advisor to the MFS Funds.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives and strategies of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. You should read the MFS Variable Insurance Trust Funds’ prospectus carefully before investing.

MFS VIT Capital Opportunities Series

MFS VIT Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS VIT Emerging Growth Series

MFS VIT Emerging Growth Portfolio seeks long-term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

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MFS VIT Investors Growth Stock Series

MFS VIT Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

MFS VIT Mid Cap Growth Series

MFS VIT Mid Cap Growth Portfolio seeks long-term growth of capital by normally investing at least 80% of its net total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio’s investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio’s 80% investment policy.

MFS VIT New Discovery Series

MFS VIT New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Growth Index at the time of investment.

MFS VIT Total Return Series

MFS VIT Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS’s interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

Putnam Variable Trust Funds

Each Fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC (“Putnam Management”) serves as the investment advisor of each Portfolio.

Investment Objectives of the Funds. Below is a summary of the investment objectives of Putnam’s VT Funds. You should read Putnam’s VT Funds’ prospectus carefully before investing.

Putnam VT Discovery Growth Fund

The Fund seeks long-term growth of capital. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

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Putnam VT The George Putnam Fund of Boston

The Fund seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds that produce both capital growth and current income. The Fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Under normal market conditions, the fund invests at least 25% of the Fund’s total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

Putnam VT Growth and Income Fund

The Fund seeks capital growth and current income. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both.

Putnam VT International Equity Fund

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the Fund invests at least 80% of the Fund’s net assets in equity investments.

Putnam VT Small Cap Value Fund

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

Putnam VT Voyager Fund

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

Touchstone Variable Series Trust Funds

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment advisor of each Fund. Oppenheimer Capital LLC is the sub-advisor for the VST Balanced Fund. BAMCO, Inc., a subsidiary of Baron Capital Group, Inc. is the sub-advisor for the VST Baron Small Cap Fund. Ft. Washington Investment Advisors, Inc. is the sub-advisor for the VST Core Bond, VST High Yield, VST Money Market and VST Value Plus Funds. Westfield Capital Management Company, LLC and TCW Investment Management Company are the sub-advisors for the VST Mid Cap Growth Fund. Todd Investment Advisors, Inc. is the sub-advisor for the VST Enhanced Dividend 30 Fund, as well as the VST Aggressive ETF, VST Conservative ETF, VST Enhanced ETF and VST Moderate ETF Funds. Deutsche Investment Management Americas Inc. is the sub-advisor for the VST Growth & Income Fund. Eagle Asset Management, Inc. is the sub-advisor for the VST Eagle Capital Appreciation Fund. Third Avenue Management LLC is the sub-advisor for the VST Third Avenue Value Fund. Touchstone Advisors, Inc., Ft. Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliated with Integrity Life Insurance Company.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Touchstone Variable Series Trust Funds’ prospectus carefully before investing.

Touchstone VST Balanced Fund

Touchstone VST Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity

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securities for the Fund, the portfolio manager will seek companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company’s intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

Touchstone VST Baron Small Cap Fund

Touchstone VST Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager’s assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 100% over four subsequent years.

Touchstone VST Core Bond Fund

Touchstone VST Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily (at least 80% of assets) in bonds. The Fund invests in mortgage-related securities, asset-backed securities, U.S. government securities and corporate debt securities. The Fund invests at least 65% of assets in investment grade debt securities, but may invest up to 35% of assets in non-investment grade debt securities rated as low as B. In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

Touchstone VST Eagle Capital Appreciation Fund

The Touchstone VST Eagle Capital Appreciation Fund seeks long-term capital appreciation. In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. It immediately eliminates deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks, which are assigned, to the four co-portfolio managers based on sector.

Each portfolio manager then uses fundamental research to develop five-year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The portfolio managers generally do not rely on a company’s earnings projection or consensus Wall Street estimates. Instead, they do their own research. The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years. The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model’s rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

Touchstone VST Mid Cap Growth Fund

Touchstone VST Mid Cap Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal. The Fund invests primarily (at least 80% of assets) in common stocks of mid cap companies. The Fund is sub-advised by two separate management teams that use different style methodologies. Mid cap growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Mid cap growth companies can also include companies that are believed to

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be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

Touchstone VST Enhanced Dividend 30 Fund

Touchstone VST Enhanced Dividend 30 Fund seeks to achieve a total return that is higher than the total return of the Dow Jones Industrial Average (“DJIA”). The Fund’s portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund uses a quantitative approach to improve on the index returns, investing in all of the DJIA components, but increasing the weighting of those with the highest dividend yield. The Fund seeks to overweight the top three highest yielding stocks in the DJIA by adding approximately 8% to the original weight of each, and underweight the remaining 27 stocks of the Dow that have a lower relative dividend yield.

Touchstone VST Growth & Income Fund

Touchstone VST Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high-income payments in the future. The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

Touchstone VST High Yield Fund

Touchstone VST High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of assets) in non-investment grade debt securities of domestic corporations. Non-investment grade securities are often referred to as “junk bonds” and are considered speculative.

Touchstone VST Money Market Fund

Touchstone VST Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

Touchstone VST Third Avenue Value Fund

Touchstone VST Third Avenue Value Fund seeks long-term capital appreciation. It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a  discount to what the portfolio manager believes is their intrinsic value. The Fund also seeks to acquire senior securities, such as preferred stock and debt instruments that are believed to be undervalued. The Fund invests in companies regardless of market capitalization. The mix of the Fund’s investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

Touchstone VST Value Plus Fund

Touchstone VST Third Avenue Value Fund seeks long-term capital appreciation. It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the portfolio manager believes is their liquid value. The Fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities. The mix of the Fund’s investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

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Touchstone Variable Series Trust VST ETF Funds

This Part specifically provides information about the Touchstone VST ETF Funds, which are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares® Funds Trust.  Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of Touchstone’s VST ETF Funds is an “index fund,” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each VST ETF Fund allocates its assets among a group of exchange-traded funds in different percentages.  Therefore, each VST ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.  These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs.  The allocation of stocks and bonds in each ETF Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the VST ETF Funds’ assets invested in stocks or bonds at any given time may be different than that VST ETF Fund’s planned asset allocation model.  Stock and bond markets, and the sub categories of assets within them (value, growth, large cap, small cap etc.) have returns that vary from year to year.  Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models.  The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each Fund’s assets annually (except the VST Enhanced ETF Fund which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect.  The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Touchstone VST Conservative ETF Fund

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation.  The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  For the Conservative Fund that typically results in an allocation of about 65% of assets in bonds and 35% in stocks.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Moderate ETF Fund

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.  The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  For the Moderate Fund that typically results in an allocation of about 60% of assets in stocks and 40% in bonds.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

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Touchstone VST Aggressive ETF Fund

The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  For the Aggressive Fund that typically results in an allocation of about 80% of assets in stocks and 20% in bonds.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Enhanced ETF Fund

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation.  The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are over weighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Van Kampen Life Insurance Trust

Van Kampen Asset Management is the investment advisor for Van Kampen Life Insurance Trust (LIT).

Investment Objectives of the Portfolios. Below is a summary of the investment objectives and strategies of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Van Kampen LIT  Portfolios’ prospectus carefully before investing.

Van Kampen LIT Comstock Portfolio

The Portfolio’s investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.  The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen LIT Emerging Growth Portfolio

The Portfolio’s investment objective is to seek capital appreciation.  Under normal market conditions, the Portfolio’s investment advisor seeks to achieve the Portfolio’s investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment advisor to be emerging growth companies.

Van Kampen Universal Institutional Funds

Morgan Stanley Investment Management Inc. doing business as Van Kampen is the investment advisor for each of the Universal Institutional Funds UIF.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Van Kampen Universal Institutional Funds. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Van Kampen UIF Funds’ prospectus carefully before investing.

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Van Kampen UIF Emerging Markets Debt Portfolio

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.  Using macroeconomic and fundamental analysis, the advisor seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals.  After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen UIF Emerging Markets Equity Portfolio

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.  The Advisor’s investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Van Kampen UIF U.S. Real Estate Portfolio

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”).  The Portfolio focuses on REITs as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions.  The Advisor’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

Fixed Accounts

Interests in contracts attributable to Fixed Accounts haven’t been registered under the 1933 Act, or the 1940 Act. Thus, neither the Fixed Accounts nor our General Account, which guarantees the Fixed Account values and Death Benefits and Annuity Benefits under those contracts, are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission hasn’t reviewed the disclosure in this prospectus relating to the Fixed Accounts or the General Account. Disclosures regarding the Fixed Accounts or the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options (GROs)

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put contributions in a GRO, a Guaranteed Interest Rate is locked in.  We declare the Guaranteed Interest Rate for each duration you select.  The duration of your GRO Account is the Guarantee Period.  Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then current Guaranteed Interest Rate we declare. We won’t declare an interest rate less than the Minimum Interest Rate. Each GRO Account expires at the end of the duration you have selected. See “Renewals of GRO Accounts” below. All contributions you make to a GRO are placed in a non-unitized separate account.  Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO Value. The GRO Value at the expiration of the GRO Account, assuming you haven’t transferred or withdrawn any amounts, will be the amount you contributed plus interest at the Guaranteed Interest Rate less any administrative or optional contract feature charges. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

We may declare an Enhanced Rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.  This Enhanced Rate will be guaranteed for the Guaranteed Period’s first year and declared at the time of

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purchase.  We can declare and credit Additional Interest based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis.  Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula.  The Enhanced Rate or Additional Interest may not be available in certain states.

Each group of GRO Accounts of the same duration is considered one GRO for Account Value reporting purposes.  For example, when you receive a quarterly statement, all of your three-year GRO Accounts will be shown as one GRO while all of your five-year GRO Accounts will appear as another GRO, even though they may have different maturity dates.  However, you will receive separate notices concerning GRO renewals for each contribution you have made, since each contribution will have a different maturity date.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

Renewals of GRO Accounts. When a GRO Account expires, we’ll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We’ll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can’t be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration.  For example, if your expiring GRO Account was for 10 years and when it expires, we don’t offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires.  You can’t choose, and we won’t renew, a GRO Account that expires after your Retirement Date.

Market Value Adjustments. A Market Value Adjustment is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account.  No Market Value Adjustment is made for Free Withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period.  No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules.  In addition, we won’t make a Market Value Adjustment for a Death Benefit. The market-adjusted value may be higher or lower than the GRO Value, but will never be less than the Minimum Value. Withdrawal charges, administrative expenses and optional benefit charges, if applicable, can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate.  Generally, if our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value distributed.  On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will generally increase your GRO Value distributed.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

MVA =  GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1],  where

A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn’t equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

N is the number of whole months remaining in your GRO Account.

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For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account will be zero.  If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

Systematic Transfer Option

We offer a Systematic Transfer Option (STO) that provide a guaranteed interest rate. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected.  You must transfer all STO contributions into other Investment Options within either six months or one year of your STO contribution, depending on which STO option you select.  Transfers will be made automatically in approximately equal quarterly (one-year option only) or monthly installments of not less than $1,000 each.  You can’t transfer from other Investment Options into the STO.  Normal contingent withdrawal charges apply to withdrawals from the STO.  We guarantee that the STO’s annual effective interest rate will never be less than the Minimum Interest Rate.  See “Systematic Transfer Program” in Part 9 for details on this program.

PART 4 - DEDUCTIONS AND CHARGES

Separate Account Charges

Integrity deducts a daily mortality and expense charge from the Unit Values equal to an annual effective rate of 1.55% of your Account Value in the Variable Account Options. We can’t increase this daily expense rate without your consent.  Of the 1.55% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below.  We deduct the remaining 1.40% for assuming the expense risk and the mortality risk under the contract. The expense risk is the risk that our actual expenses of administering the contracts will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The mortality and expense risk charges compensate us for the mortality and expense risks we assume under the contract.  We expect to make a profit from this fee. The relative proportion of the mortality and expense risk charge may be changed, but the total Mortality, Expense Risk and Administrative Fee can’t be increased.

Annual Administrative Charge

We charge an annual administrative charge of $50.  This charge is waived if the Account Value is at least $75,000 on the last day of any Contract Year. This charge is deducted pro-rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant’s death, annuitization, or contract termination during a Contract Year.

Reduction or Elimination of Separate Account or Administrative Charges

We can reduce or eliminate the Separate Account or administrative charges for individuals or groups of individuals if we anticipate expense savings.  We may do this based on the size and type of the group and the amount of the contributions.  We won’t unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the

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Portfolios. The amount charged for investment management can’t be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on fund expenses and related items.

State Premium Tax Deduction

We won’t deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we’ll deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range up to 4%.

Contingent Withdrawal Charge

We don’t deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 7%.  This amount is a percentage of your contributions and not of the Account Value.  As shown below, the charge varies, depending upon the “age” of the contributions included in the withdrawal- that is, the number of years that have passed since each contribution was made. The maximum of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don’t deduct withdrawal charges when you withdraw contributions made more than three years prior to your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the Free Withdrawal amount are not subject to the withdrawal charge.  For partial withdrawals, the total amount deducted from your account Value will include the withdrawal amount requested, plus or minus any Market Value Adjustment that applies, and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested, less any applicable tax withholding.

You may take your Free Withdrawal (less any earlier withdrawal in the same year) each Contract Year without a contingent withdrawal charge or Market Value Adjustment. If you don’t take any Free Withdrawals in one Contract Year, you can’t add it to the next year’s Free Withdrawal.  If you aren’t 59½, federal tax penalties may apply.  Should you completely surrender the contract, the amount of withdrawal charges is based on contributions and is not reduced by any Free Withdrawals.

Number of Full Years from the Date of Contribution	Charge as a Percentage of the Contribution Withdrawn

0	7%
1	6%
2	5%
3 (+)	0%

We won’t deduct a contingent withdrawal charge if you use the withdrawal to buy from us either an immediate Annuity Benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years.  Similarly, we won’t deduct a charge if the Annuitant dies. See “Death Benefit” in Part 5.

Reduction or Elimination of the Contingent Withdrawal Charge

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, and the amount of the contribution, or whether there is some relationship with us.   Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we or our affiliate sponsored. We won’t unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

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Optional Contract Charges

This annuity has optional contract features available for an additional charge.  The additional charges are listed below.  For more detailed description of the fees and charges please see “Optional Contract Features” in Part 6.

Enhanced Earnings Benefit

We will assess the cost of the benefit against both the Fixed Accounts and Variable Account Options quarterly at the end of each calendar quarter.

Annuitant Age on the Contract Date	Charge
0-59.20%
60-69.40%
70-79.50%

Transfer Charge

If you make more than twelve transfers among your Investment Options during one Contract Year, we will charge your account up to $20 for each additional transfer during that year.  Transfer charges don’t apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing,  or (iii) systematic transfers from the STO, nor will such transfers count towards the twelve free transfers you may make during a Contract Year.

Hardship Waiver

We may waive withdrawal charges on full or partial withdrawal requests of $1,000 or more under a hardship circumstance.  We may also waive the Market Value Adjustment on any amounts withdrawn from the GRO Accounts.  Hardship circumstances include the owner’s (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment.  We can require reasonable notice and documentation including, but not limited to, a physician’s certification and Determination Letter from a State Department of Labor.  Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to both the primary and the joint owner.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract

You can make contributions of at least $100 at any time up to four years before your Retirement Date. Your first contribution, however, can’t be less than $20,000.

We may limit the total contributions under a contract to $1,000,000 if the Annuitant is age 75 or under or to $500,000 if the Annuitant is age 76 or older. Once you reach four years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all owners under the contract.  If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law.

Contributions are applied to the various Investment Options you select and are used to pay Annuity and Death Benefits.  Each contribution is credited as of the date we have received (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office.  Wire transfers of federal funds are deemed received on the day of transmittal if credited to our

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account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. We do not waive this policy for particular investors or classes of investors. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change you want to make, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transaction.  See “Transfers” in Part 5.

Your Account Value

Your Account Value reflects various charges. See Part 4, “Deductions and Charges.”  Annual deductions are made as of the last day of each Contract Year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account (mortality and expense risk, administration and optional benefit charges) are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Variable Account Option. The value of contributions allocated to the Variable Account Options is not guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See “Guaranteed Rate Options” in Part 3. If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value.  We will notify you in advance and you will be given at least 60 days to make additional contributions. This could vary by state so please refer to your annuity contract for specific information.

Units in Our Separate Account

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Variable Account Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses.

The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won’t vary because of changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer Account Value to that Variable Account Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, and to pay the annual administrative charge, and to pay for optional contract features.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option at the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day multiplied by the net investment factor for that Variable Account Option on the current day. We determine a net investment factor for each Variable Account Option as follows:

•                  First, we take the value of the shares belonging to the Variable Account Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions

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for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

•                  Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•                  Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•                  Then we divide this amount by the value of the amounts in the Variable Account Option at the close of business on the last day on which a Unit Value was determined (after giving effect to any transactions on that day).

•                  Finally, we subtract a daily asset charge for each calendar day since the last day on which a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is equal to an annual effective rate of 1.55%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the Mortality, Expense Risk and Administrative Fees and any charge for taxes .

Transfers

You may transfer your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions. You can’t make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (i.e. to a GRO you haven’t already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Unless you make a transfer from a GRO within 30 days before the expiration of a GRO Guarantee Period, the transfer is subject to a Market Value Adjustment. See “Guaranteed Rate Options” in Part 3.  Transfers from GROs will be made according to the order in which contributions were originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a Contract Year.  After those twelve transfers, a charge of up to $20 will apply to each additional transfer during that Contract Year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs, described in Part 9.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service subject to your use of the required personal identifiers. We’ll honor telephone transfer instructions from any person who provides correct identifying information.  We aren’t responsible for any fraudulent telephone transfers that we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn’t change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we’re open for business. You’ll receive the Variable Account Options’ Unit Values as of the close of business on the day you call. Accordingly, transfer requests for Variable Account Options received at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or firms that represent multiple contracts will be processed no later than the next Business Day after our Administrative Office receives the requests.

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Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made.  Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested.  Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market.  Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract.  These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect and prevent all frequent trading.  As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.                                       Prohibited Transfers.  Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

•                                          a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five business days, there was a  transfer out of the same Variable Account Option;

•                                          a transfer request out of an International or High Yield Variable Account Option if, within the preceding five business days, there was a purchase or transfer  into the same Variable Account Option.

2.                                       Allowable Transfers Accompanying A Prohibited Transfer.  We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.                                       Notification.  We will notify you if your requested transfer is not made.

4.                                       Revocation of Same-Day Transfer Privileges.  Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

•                                          If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service.  Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be

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accepted.

•                                          In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service.  The cancellation request will be processed as of the day it is received.

5.                                       20 Investment Option Transfers Permitted.  You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. Mail, Internet, telephone request, or facsimile.

•                                          All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail.  Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended.   If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service.  We will process the cancellation request as of the day we receive it.

•                                          Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

•                                          Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing.  If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios’ investment advisors regarding improper trading.  If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish subject to the 10% Free Withdrawal and contingent withdrawal charges. Each withdrawal must be for at least $300. The withdrawal will be taken from your Investment Options, pro-rata, in the same proportion that their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your Investment Options.  You can tell us if you want your withdrawal handled differently.  During the first three years after each contribution, there is a contingent withdrawal charge for any withdrawals other than your Free Withdrawals. The charge starts at 7% and decreases as your contribution ages.  The charge is a percentage of each contribution, not Account Value.  This charge is in addition to any Market Value Adjustments made to early withdrawals from GRO Accounts.  Under some circumstances, the contingent withdrawal charge and Market Value Adjustment may be waived.  See Part 4, Reduction or Elimination of the Contingent Withdrawal Charge.

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You may withdraw up to 10% of your Account Value each Contract Year with no withdrawal charges.  After the first 10% within a Contract Year, there will be a charge for any withdrawals you make, based upon the length of time your contribution has been in your account. When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested plus any contingent withdrawal charges  plus Market Value Adjustments. The total amount that you receive will be the total that you requested.  Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  If your contract is part of a tax-favored plan, the plan may limit your withdrawals.  See Part 8, “Tax Aspects of the Contract.”  Residents of certain states may be required to keep a specific minimum account balance after any withdrawals.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. We will withdraw the requested payment according to the third party’s instructions, including instructions concerning from which Variable Account Options to withdraw the fee, and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

Assignments

We do not allow partial or collateral assignment of your contract.

Death Benefit

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant’s death, rather than upon the Owner’s death. We’ll pay a Death Benefit to the Annuitant’s surviving beneficiary (or beneficiaries) if the  Annuitant dies before annuity payments have started. The Death Benefit depends on the Annuitant’s age on the Contract Date. The reductions in the Death Benefit for withdrawals will be calculated on a proportional basis with respect to Account Value at the time of withdrawal.  We’ll also adjust the Death Benefit for any applicable charges.

For contracts where the Annuitant’s age on the Contract Date is up to and including age 85, the Death Benefit will be the greatest of:

a.               highest Account Value on any Contract Anniversary before Annuitant’s age 76, plus any subsequent contributions received after that Contract Anniversary, minus an adjustment for any subsequent withdrawals received after that Contract Anniversary; or

b.              total contributions, minus an adjustment for withdrawals; or

c.               your current Account Value on the Business Day we receive due proof of death.

For contracts where the Annuitant’s age on the Contract Date is 86 or older:

The Death Benefit is the current Account Value on the Business Day we receive due proof of death and the beneficiary’s instructions

Death Benefits and benefit distributions required under the Code because of your death if you are not the Annuitant can be paid in a lump sum or as an annuity. If a benefit option hasn’t been selected for the beneficiary at the Annuitant’s death, the beneficiary can select an option. A beneficiary that is not a natural person automatically receives a five-year distribution.

You select the beneficiary of the Death Benefit, referred to as the Annuitant’s Beneficiary in the contract. You also select an Owner’s Beneficiary, who receives any benefit distribution required under the Code upon the death of the owner of an annuity who is not also the annuitant. You may change any beneficiary by sending the appropriate form to the Administrative Office. We reserve the right to limit the number of beneficiaries you can name at one time.  If an Annuitant’s Beneficiary doesn’t survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate.  Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death

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Benefit is paid to the intended beneficiary, and so that spousal continuation can occur, if that is your intention.  You will find more information about spousal continuation in Part 8, “Tax Aspects of the Contract.”

A Death Benefit won’t be paid after the Annuitant’s death if there is a contingent Annuitant.  In that case, the contingent Annuitant becomes the new Annuitant under the contract.  The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

Annuity Benefits

All Annuity Benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant’s 100th birthday (the “Maximum Retirement Date”) by writing to the Administrative Office any time before the Maximum Retirement Date.  Contract terms that apply to the various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages. If your contract is a qualified retirement plan (including an IRA or TSA), distribution provisions may extend beyond the Maximum Retirement Date.

Annuity Benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Surrender Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an Annuity Benefit other than a lump sum payment will be the Adjusted Account Value, less any pro-rata annual administrative charge, except that the Surrender Value will be the amount applied instead if the Annuity Benefit doesn’t have a life contingency and either the term is less than five years or the annuity can be commuted to a lump sum payment without a withdrawal charge.

Annuities

Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can’t change or redeem the annuity once payments have begun.  For any annuity, the minimum initial payment must be at least $100 monthly.

If you haven’t already selected a form of annuity, within six months prior to your Retirement Date we’ll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity.  However, if we don’t receive a completed form from you on or before your Retirement Date, we’ll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

We currently offer the following types of annuities, funded through our General Account:

A life and ten years certain annuity is a fixed life income annuity with 10 years of payments guaranteed.

A period certain annuity provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want.  If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

A period certain life annuity provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining guaranteed payments will go to the Annuitant’s beneficiary.

A life income annuity provides fixed payments for the life of the Annuitant, or until the Annuitant and Joint Annuitant both die under a joint and survivor annuity.

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Annuity Payments

Fixed annuity payments won’t change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant’s age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

If the age or gender of an annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we’ll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an annuity, or send you partial or total withdrawals, within seven days after we receive the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)          the New York Stock Exchange has been closed or trading on it is restricted;

(2)          an emergency exists so that disposal of securities isn’t reasonably practicable or it isn’t reasonably practicable for a separate account fairly to determine the value of its net assets; or

(3)          the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

We can delay payment of your Fixed Accounts, whether payment is related to partial or total withdrawals or providing an Annuity Benefit, for up to six months.

Death Claims

A death claim will be effective on the Business Day we receive due proof of death.  This means we have received an original certified death certificate and company death claim paperwork that is in good order.  During the period from the date of death until we receive all required paperwork in good order, the amount of the Death Benefit will remain allocated to the Portfolios you chose, so the amount of the Death Benefit will reflect the investment performance of those Portfolios during this period and will be subject to market fluctuations.  Once one beneficiary submits death claim paperwork, the remaining Death Benefit amount will be moved into our General Account until the remaining beneficiaries submit their death claim paperwork.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus.  We can’t honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which you can get from our Administrative Office.

PART 6 – OPTIONAL CONTRACT FEATURE

For an additional charge, the following option is available to contract purchasers. This option must be elected at the time of application, may not be cancelled once the contract is issued, and will replace or supplement standard contract benefits.

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Charges for the optional benefit are in addition to the standard charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Enhanced Earnings Benefit

The Enhanced Earnings Benefit (“EEB”) is an optional Death Benefit where a percentage of the Gain in the contract is paid in addition to the standard Death Benefit.  If there is a Gain in the contract when we receive proof of the Annuitant’s death, we will pay up to an additional 40% of the Gain as an additional Death Benefit.  This additional benefit is intended to help offset potential income tax payments made by your beneficiaries. If there is no Gain, no EEB benefit will be paid.  The following is an example of how the EEB would work:

$100,000 Contributions (assuming no withdrawals).

$125,000 Account Value upon receipt of proof of death.

Assume a 40% benefit (meaning that the Annuitant was between ages 0-69 on the Contract Date).

Gain = $25,000 ($125,000-$100,000 =$25,000)

EEB Benefit Paid = $10,000  ($25,000 x 40%)

Please See Appendix C for an additional example of how the EEB works with other contract features.

The EEB automatically terminates upon annuitization or contract surrender.  The cost and availability of the EEB is dependent upon the Annuitant’s age on the Contract Date.  The following chart summarizes the different costs and benefits.

Annuitant Age on the Contract Date	Benefit Paid	Annual Cost*
0-59	40% of Gain	.20%
60-69	40% of Gain	.40%
70-79	25% of Gain	.50%
80 +	Not Available	Not Available

* We will assess the cost of the benefit on a calendar quarter basis against both the Fixed Accounts  and Variable Account Options.

The maximum available benefit is 150% of the Net Premium. All contributions received in the first seven Contract Years will be included for purposes of calculating the maximum EEB payment. Contributions received after the seventh  Contract Anniversary will not be included in calculating the maximum EEB benefit until they have been in the contract for six months.

Contributions received from exchanged contracts shall be treated as premium for purposes of the EEB benefit and determination of the benefit paid.  The gain in the exchanged contract will not be carried over to the new contract for purposes of calculating the EEB benefit. It will be carried over for purposes of income tax or exclusion allowance calculations.

Based on our current interpretation of the tax law, the additional benefit provided by the EEB will be treated as earnings of the contract and subject to income taxes upon distribution.  You should consult your tax advisor or, legal adviser and investment professional to determine if the EEB will be of benefit to you or your beneficiaries.

A special note if you are purchasing this annuity for use as an IRA:

If you are purchasing this contract as an IRA and are electing the EEB benefit there is no assurance that the contract will meet the qualification requirements for an IRA.  You should carefully consider selecting the EEB benefit if this contract is an IRA.  Consult your tax or legal advisor if you are considering using the EEB with an IRA.  The contract owner bears the risk of any adverse tax consequences.

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Not all death benefit options may be available in all states.

PART 7 - VOTING RIGHTS

Voting Rights

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We’ll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don’t receive instructions in time from all owners, we’ll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be communicated to us indirectly, through your employer, but we aren’t responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We’ll vote any Portfolio shares that we’re entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios in which your contributions are invested on the record date set by the Portfolio’s Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholders’ meeting. We count fractional shares.  The record date for this purpose can’t be more than 60 days before the shareholders’ meeting.

How Portfolio Shares Are Voted

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn’t needed to make a decision in another Portfolio. If shares of the  Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require owner approval. In that case, you’ll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under “How We Determine Your Voting Shares.”  We’ll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

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PART 8 - TAX ASPECTS OF THE CONTRACTS

Introduction

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity’s tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn’t designed to cover all situations and isn’t intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, any one considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. Integrity does not make any guarantee regarding the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Your Contract is an Annuity

Under federal tax law, anyone can purchase an annuity with after-tax dollars.  Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan.  Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (qualified annuity). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

Taxation of Annuities Generally

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution.  Also, an owner is not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can’t defer tax on the annuity’s income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the Annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn’t taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange. If you annuitize the contract, meaning you receive annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner’s investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income.  That means that part of

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your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, future payments are entirely ordinary income.  If the Annuitant dies before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)          on or after the date on which the taxpayer attains age 59½;

(2)          as a result of the owner’s death;

(3)          part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;

(4)          a result of the taxpayer becoming disabled within the meaning of Code Section 72(m)(7);

(5)          from certain qualified plans (note, however, other penalties may apply);

(6)          under a qualified funding asset (as defined in Section 130(d) of the Code);

(7)          purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;

(8)          under an immediate annuity as defined in Code Section 72(u)(4);

(9)          for the purchase of a first home (distribution up to $10,000);

(10)    for certain higher education expenses; or

(11)    to cover certain deductible medical expenses, or to cover health insurance premiums if you are unemployed.

Please note that item (8) applies to nonqualified contracts only, and items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply.  See “Withdrawals” in Part 5.

The IRS will treat all annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Distribution-at-Death Rules

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules:  (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner’s death.

If the sole beneficiary is the owner’s spouse, the contract (along with the deferred tax status) may be continued in the spouse’s name as the owner.

Spousal Continuation

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract.  The contract must be structured properly with the owner and annuitant being the same person, no contingent annuitant named and the spouse listed as the owner’s and the annuitant’s sole beneficiary.  We will increase the continued contract’s Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution.  This increase will be added to the Fixed

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and Variable Account Options you have selected on a pro-rata basis.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.  The surviving spouse continues the contract with its tax deferred earnings and may exercise all rights and privileges under the contract.  When the surviving spouse dies, the Death Benefit will be paid to the surviving spouse’s beneficiary.

We waive any withdrawal charges applicable to full or partial withdrawals made after the spousal continuation is elected for both the existing value and any new contributions.  Certain Investment Options or administrative programs, including but not limited to the STO, GRO Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract.  We reserve the right at any time to make changes to continued contracts that are permitted by law.

Diversification Standards

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code.  Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans.  These tax rules vary according to the type of plan and the terms and conditions of the plan itself.  Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The Statement of Additional Information contains general information about the use of contracts with the various types of qualified plans.

Inherited IRAs

This contract may be issued as an inherited IRA.  This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA.  The named beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA.  The tax law does not permit additional premiums to be contributed to an inherited IRA contract.  Also, in order to avoid certain income tax penalties, a minimum required distribution (“MRD”) must be withdrawn each year from an inherited IRA.  The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s death.  The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn from the inherited IRA during the calendar year.

Annuities in Qualified Plans

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax-deferred growth and other tax advantages.  For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity.  In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity.  Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as lifetime income payments and death benefit protection.

This contract has enhanced Death Benefits.  The IRS has not ruled whether an enhanced death benefit could be characterized as life insurance, the amount of which is limited in a code section 401(a), 403(b) or IRA plan.  An employer or qualified plan administrator may want to consult their

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tax or legal advisor regarding such limitations before using an annuity with an enhanced death benefit in one of these plans.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

Impact of Taxes on the Company

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

Transfers Among Investment Options

There won’t be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 9 – ADDITIONAL INFORMATION

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect that your Free Withdrawal amount be used.  The minimum Systematic Withdrawal currently is $100. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

If you elect the annual Free Withdrawal amount be withdrawn under the Systematic Withdrawal Program, we won’t deduct a contingent withdrawal charge or make a Market Value Adjustment.  See “Contingent Withdrawal Charge” in Part 4.  Amounts withdrawn under the Systematic Withdrawal Program in excess of the Free Withdrawal amount will be subject to a contingent withdrawal charge, and a Market Value Adjustment if applicable.  Withdrawals will be subject to income taxation and may also be subject to the 10% federal tax penalty for early withdrawal. See Part 8, “Tax Aspects of the Contract.”

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59½.  You won’t have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See “Taxation of Annuities Generally,” in Part 8.  Once you begin receiving distributions, they shouldn’t be changed or stopped until the later of:

•                  the date you reach age 59½;  or

•                  five years from the date of the first distribution.

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If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59½ made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59½.  You can elect this option by sending the election form to our Administrative Office.  You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. We’ll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100.  You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days’ prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. This program isn’t available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Customized Asset Rebalancing Program.

If you haven’t used up your Free Withdrawals in any given Contract Year, amounts you withdraw under the Income Plus Withdrawal Program may be within the Free Withdrawal amount.  If they are, no contingent withdrawal charge will be taken and no Market Value Adjustment will be made. See “Contingent Withdrawal Charge” in Part 4.

Amounts withdrawn under the Income Plus Withdrawal Program in excess of the Free Withdrawal amount will be subject to a contingent withdrawal charge and a Market Value Adjustment if applicable.

Choices Plus Minimum Required Distribution Program

We offer a Choices Plus Minimum Required Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70½. Section 401(a)(9)(A) of the Code states that minimum required distributions from an IRA must begin on or before April 1st of the year following the year in which the IRA owner turns 70½.  You won’t have to pay any tax penalty for these withdrawals, but they are subject to ordinary income tax.  See “Taxation of Annuities Generally” in Part 8.

You can choose the Choices Plus Program any time if you’re age 70½ or older.  You can elect this option by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  We’ll calculate the amount of the distribution using current IRS guidance. Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to contingent withdrawal charges or Market Value Adjustments.

This program is open to new contract owners, as well as existing contract owners who are already taking minimum required distributions from their Integrity IRAs. Payments can be made to you by check or by direct deposit.

[THIS SPACE LEFT INTENTIONALLY BLANK]

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[THIS SPACE LEFT INTENTIONALLY BLANK]

Dollar Cost Averaging

Dollar-cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions.  If you choose to dollar-cost average, the amount you invest is always the same.  Thus, you automatically buy more units when the price is low, and fewer when the price is high.  Over time, you may reduce the risk of buying units when their cost is highest, although dollar-cost averaging does not assure a profit and it does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions, which you have allocated to the Money Market Option to one or more other Investment Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Investment Option.  The current minimum transfer to each Investment Option is $250. We won’t charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won’t count towards your twelve free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don’t have enough Account Value in the Money Market Option to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

Systematic Transfer Program

We also offer a Systematic Transfer Program under which we transfer contributions you have allocated to the STO to one or more other Investment Options on a monthly or quarterly basis. We’ll transfer your STO contributions in approximately equal installments of not less than $1,000 over either a six-month or one-year period, depending on the option you select. If you don’t have enough Account Value in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro-rata basis and your enrollment in the program will be ended. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro-rata basis to the Investment Options you chose for this program. There is no charge for transfers under this program, and these transfers won’t count towards the twelve free transfers you may make in a Contract Year. You cannot transfer Account Value into the STO.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program.  This program may not be currently available in some states.

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Customized Asset Rebalancing

Asset rebalancing allows you to choose a diversified investment mix that is appropriate for your goals and risk tolerance. You may wish to consult with your financial professional when establishing your investment portfolio.  Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won’t charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won’t count towards your twelve free transfers.

Fixed Accounts aren’t eligible for the Customized Asset Rebalancing Program. We do not recommend use of the Customized Asset Rebalancing Program if you have chosen to participate in an asset allocation model as described above.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Customized Asset Rebalancing Program at any time.

Systematic Contributions

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days’ prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for Systematic Contributions is $100 per month.

Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the normal course of its business.  None of these matters is expected to have a material adverse affect on Integrity.

Table of Contents of Statement of Additional Information

Part 1 - Integrity and Custodian

Part 2 - Distribution of the Contracts

Part 3 - Intentionally Omitted

Part 4 - Performance Information

Part 5 - Determination of Accumulation Values

Part 6 – Distributions Under Tax-Favored Retirement Programs

Part 7 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

Integrity Life Insurance Company

P.O. Box 5720

Cincinnati, Ohio 45201-5720

ATTN: Request for SAI of Separate Account I (GrandMaster flex3)

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PART 10 - PRIOR CONTRACTS

Over time, there have been many changes made to the Grandmaster variable annuities, including the names GrandMaster, GrandMaster II, GrandMaster III, Heritage Asset Builder. Below you will find descriptions of the material features that existed in prior versions of the annuity contract.  These features are organized in the following manner:

A.           Fees and Expenses

1.               Separate Account Annual Expenses

2.               Withdrawal Charges

3.               Annual Administrative Charges

4.               Transfer Charges

5.               Optional Contract Feature Charges

6.               Portfolio Expenses and Examples

B.             Investment Options

1.               Maximum Number of Investment Options

2.               Portfolios

3.               Fixed Accounts

4.               Systematic Transfer Option

C.             Death Benefit and Annuity Benefit Options

D.            Optional Contract Features

1.               Added Value Option

E.              Other Material Differences

1.               Annuity Payout Options

2.               Retirement Date

3.               Hardship Waivers

4.               Contracts Issued to Oregon Residents

A.  FEES AND EXPENSES

1.               Separate Account Annual Expenses   Until May 1, 2002, the separate account annual expenses (mortality and expense charge and administration expenses) for the contracts was 1.35%, except for Grandmaster III, which had a separate account annual expense charge of 1.45%.

2.               Withdrawal Charges

For contracts issued before February 15, 1997 (2/27/97 in Washington, 5/30/97 in Pennsylvania, 7/7/97 in Maryland, 10/16/97 in Oregon) the following contingent withdrawal charge schedule applies:

Number of Full Years from Date of Contribution	Charge as a % of the Contribution Withdrawn
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6+	0%

For contracts issued from the dates shown above until May 1, 2002, the following contingent withdrawal charge schedule applies:

Number of Full Years from Date of Contribution	Charge as a % of the Contribution Withdrawn
0	8%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7+	0

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After May 1, 2002, the contingent withdrawal charge schedule applicable to contracts is shown in Part 4 of the prospectus.

3.               Annual Administrative Charges

Until May 1, 2002, the annual administrative charge was $30, unless your contract was worth at least $50,000 on the last day of the contract year.

From May 1, 2002 until May 1, 2003, the annual administrative charge was $50 for all contracts.

After May 1, 2003, the annual administrative charge is shown in Part 4 of the prospectus.

4.               Transfer Charges

Until May 1, 1996, contracts received 12 free transfers per contract year, and for all transfers in excess of 12 per year you incur a charge of $25 per transfer.

After May 1, 1996, the number of free transfers and the charge for transfers in excess of the free transfers is shown in Part 4 of the prospectus.

5.               Optional Contract Feature Charges

From May 1, 2002 until November 17, 2003, you could elect the Added Value Option, which had the following charges associated with it:

Added Value Option (charges are assessed to both the Separate and Fixed Accounts)

For an additional annual charge of .15% of Separate Account value, Integrity credited 1% of purchase payment(s) made to the contract during the first 12 months the contract was in force.  An additional charge of .15% will be charged for each additional 1% credited to the contract.  A maximum of 5% can be credited to the contract.  These charges will be assessed until 7 years from the date the contract was issued.  The fee for the Added Value Option will be assessed to both the Separate and Fixed Accounts.

Added Value Option Charge

1%	0.15%
2%	0.30%
3%	0.45%
4%	0.60%
5%	0.75%

Total Separate Account Charges with Added Value Option

1%	1.70%
2%	1.85%
3%	2.00%
4%	2.15%
5%	2.30%

The dollar amount of the charge for the Added Value Option is subject to a minimum and maximum amount.  For a 1% credit the minimum amount is .145% multiplied by first-year total contributions.  For a 1% credit the maximum amount is .182% multiplied by first-year total contributions.  To calculate the minimum and maximum dollar amounts, multiply the first-year total contributions, by the percentages in the following chart, for the Added Value Option you select.

Added Value Option Percentage	Minimum Percentage	Maximum
1%	.145%	.182%
2%	.290%	.364%
3%	.435%	.546%
4%	.580%	.728%
5%	.725%	.910%

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Definition of First-Year Total Contributions - All monies deposited into the annuity by either the owner or the company during the first 12 calendar months the contract is in force.

B. INVESTMENT OPTIONS

1.               Maximum Number of Investment Options

For contracts issued prior to May 1, 2002, you may invest in only nine investment options at any time.

2.               Portfolios

The Portfolio descriptions in Part 3 of this prospectus apply to all the Portfolio investment options available to the contracts.  The only difference between the Portfolio share classes is the expense ratio, which is shown above in the supplemental fee table.

3.               Fixed Accounts

For contracts issued prior to May 1, 1994, the GRO periods are 1, 3, 6, and 10 years, with a 3% minimum rate guarantee. The 10-year GRO period is not available in Oregon.

For contracts issued between May 1, 1994 and December 31, 1996, the GRO periods are 2, 4, 6 and 10 years, with a 3% minimum rate guarantee. The 10-year GRO period is not available in Oregon.

For contracts issued between January 1, 1997 and May 1, 1999, the GRO periods are 3, 5, 7, and 10 years, with a 3% minimum rate guarantee. The 10-year GRO period is not available in Oregon.

For contracts issued after May 1, 1999, the GRO periods are as shown in Part 3 of this prospectus, and beginning on May 1, 2003, the minimum rate guarantee changed from 3% to the Minimum Interest Rate shown in your contract.

4.               Systematic Transfer Option

Until May 1, 1996, contracts offered no Systematic Transfer Option.

For contracts issued between May 1, 1996 and May 1, 2002, there is only a twelve-month Systematic Transfer Option.

For contracts issued after May 1, 2002, the Systematic Transfer Options operate as described in Part 3 of the prospectus.

C. DEATH BENEFIT AND ANNUITY BENEFIT OPTIONS

For contracts issued prior to January 1, 1995, contracts provide a Death Benefit calculated as the greatest of:

•                  your Account Value as of the Business Day we receive due proof of death and beneficiary’s election form

•                  the Account Value at the beginning of the seventh Contract Year, plus subsequent contributions and minus subsequent withdrawals, or

•                  your total contributions less the sum of withdrawals.

For contracts issued during 1995, the amount of the Death Benefit is the greatest of:

•                  your Account Value as of the Business Day we receive due proof of death,

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•                  the highest Account Value at the beginning of any Contract Year, plus subsequent contributions and minus subsequent withdrawals, or

•                  your total contributions less the sum of withdrawals.

For contracts issued during 1996, for annuitants who are under the age of 80 at the time of death, the amount of the Death Benefit is the greatest of:

•                  your Account Value as of the Business Day we receive due proof of death,

•                  the highest Account Value at the beginning of any Contract Year, plus subsequent contributions and minus subsequent withdrawals, or

•                  your total contributions less the sum of withdrawals.

For annuitants who have attained age 80 on or prior to the date of death, the death benefit is the Account Value.

For contracts issued from January 1, 1997 until May 1, 2002, if the contract was issued on or after the Annuitant’s 86th birthday, or if the Annuitant dies at or over age 90 (or after the Contract’s 10th anniversary date, if later), the Death Benefit is the Account Value at the end of the Business Day when we receive proof of death.

For Contracts issued before the Annuitant’s 86th birthday, if the Annuitant dies before age 90 (or the Contract’s 10th anniversary date, if later) before annuity payments have started, the Death Benefit is the highest of:

•                  your highest Account Value on any contract anniversary before the annuitant’s age 81, plus subsequent contributions and minus an adjustment for subsequent withdrawals (after being adjusted for associated charges and adjustments);

•                  total contributions, minus an adjustment for subsequent withdrawals (after being adjusted for associated charges and adjustments); and

•                  your current Account Value.

The reductions in the Death Benefit described above for subsequent withdrawals will be calculated on a pro-rata basis with respect to Account Value at the time of withdrawal.

For contracts issued after May 1, 2002, the Death Benefit is shown in Part 5 of the prospectus.

D. OPTIONAL CONTRACT FEATURES

1.               Added Value Option

For contracts issued from May 1, 2002 to November 17, 2003, you could purchase an Added Value Option, which is described below. The Added Value Option may not be available in all states.

Under the Added Value Option, we credit a percentage of purchase payments to your account.  Expenses for a contract with these options will be higher than for a contract without the options. Over time, the benefit of the Added Value Option may be more than offset by the fees associated with the option.  The fees and expenses are described above in this part of the prospectus.

This contract feature must be selected at the time of application.  If you select the option, we will credit from 1% up to 5% of any premium contribution made during the first 12 months the contract is in effect.    For example, if you contribute $50,000 into the annuity in the first 12 months, and the 3% Added Value Option is selected, we will credit $1,500 to your Account Value.  At annuitant ages 0-75 all five options are available.  At annuitant ages 76-79 only the 1%-3% option is available.  At annuitant age 80 and above the Added Value Option is not available.

The charge is 0.15% annually for each percentage of Added Value Option requested.  For example, if the 3% option is selected, the annual charge will be 0.45%.  This charge is subject to a minimum and maximum dollar amount.  This charge is assessed quarterly to both the variable and fixed accounts and

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will be assessed against subsequent contributions that do not receive any Added Value Option credit when deposited.  We will stop deducting the charges seven years from the date your contract was issued.  We will recapture some or all of the Added Value Option total or partial withdrawals are taken out of the contract, as described below.

We use this charge as well as a portion of mortality and expense risk charges to recover the cost of providing the Added Value Option.  We intend to make a profit from these charges.  Under certain circumstances, such as periods of poor market performance, the cost associated with the Added Value Option may exceed the sum of the Added Value Option and any related earnings.  Generally, if the average annual investment performance exceeds the percentages listed below, you will benefit from having the Added Value Option.  Generally, if the average annual investment performance is below the percentages listed below, or you invest substantially in the fixed accounts, you will not benefit from the Added Value Option.  The approximate average annual investment performance threshold needed to benefit from the Added Value Option is as follows:

AVO Selected	Approximate Average Annual Investment Performance Threshold
1%	7.70%
2%	8.05%
3%	8.40%
4%	8.75%
5%	9.10%

The Added Value Option will generally not benefit you if: you invest substantially in the Fixed Accounts; you intend to take substantial withdrawals in the first seven years; or you use this contract to take minimum required distributions.

If you are age 63 ½ or older when you buy this annuity, and you intend to use this annuity to take minimum required distributions, then you may not want to select the Added Value Option.  Integrity does not waive the recapture of the Added Value Option for minimum required distributions.  Any part of the Added Value Option distributed as part of a minimum required distribution will be subject to recapture as described below.

Recapture of the Added Value Option

If you select the Added Value Option, all or part of the Added Value Option will be recaptured by us and not distributed in the case of annuitization within the first seven Contract Years or a partial or complete surrender.  The chart below shows what portion of the Added Value Option originally credited will be recaptured.  For a partial or a complete surrender, the factors in the chart will be applied to a percentage of the amount credited, where the percentage equals the withdrawn amount divided by the account value at the time of withdrawal.  The amount recaptured is based upon the year the withdrawal is taken.  The total amount recaptured will never exceed what was credited.  Recapture will occur only on withdrawals made within the first seven Contract Years.

Contract Year	Amount of Added Value Option Recaptured

1	100%
2	100%
3	85%
4	70%
5	55%
6	40%
7	25%
8	0%

2.               Enhanced Earnings Benefit

This feature is not available on contracts issued prior to May 1, 2002.

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E.  OTHER MATERIAL DIFFERENCES

1. Annuity Payout Options

For contracts issued before May 1, 1999, additional annuitization options may have been available.

2. Retirement Date

For contracts issued before December 31, 1996, the Retirement Date will be the date you specify, but no later than the annuitant’s 85th birthday or the 10th Contract Anniversary, whichever is later.

For contracts issued from January 1, 1997 to May 1, 2003, the Retirement Date will be the date you specify, but no later than the annuitant’s 98th birthday, unless an earlier date is required by law.

For contracts issued after May 1, 2003, the Retirement Date is shown in your contract.

3. Hardship Waivers

For contracts issued before May 1, 1995, hardship waivers aren’t available.

4. Contracts Issued to Oregon Residents

If you are a resident of Oregon and your Contract was issued before 10/16/97 (Contract Form No. 11960CNQ-I-OR), additional contributions into Investment Options are accepted, including the 10-Year GRO Account, and the prospectus provisions relating to these items apply.   For contracts issued after 10/16/97, we cannot accept additional contributions and the 10-year GRO Account is not available.

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APPENDIX A

Financial Information for Separate Account I

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period for contracts issued after May 1, 2002.

	2005	2004		2003		2002		2001	2000	1999	1998	1997	Inception
Fidelity VIP Asset Manager -Ser. Cl. 2
Unit value at beginning of period	$10.36	—
Unit value at end of period	$10.58	$10.36	(1)										$10.00
Units outstanding at end of period	11,816	3,799
Fidelity VIP Balanced -Ser. Cl. 2
Unit value at beginning of period	$11.56	$11.17		—
Unit value at end of period	$12.01	$11.56		$11.17	(2)								$10.00
Units outstanding at end of period	30,732	21,084		8,345
Fidelity VIP Contrafund -Ser. Cl. 2
Unit value at beginning of period	$12.32	$10.87		$8.61		—
Unit value at end of period	$14.15	$12.32		$10.87		$8.61	(3)						$10.00
Units outstanding at end of period	579,605	445,045		278,766		62,593
Fidelity VIP Dyn. Cap. App. -Ser. Cl. 2
Unit value at beginning of period	$10.64	—
Unit value at end of period	$12.65	$10.64	(1)										$10.00
Units outstanding at end of period	2,861	—
Fidelity VIP Equity Income -Ser. Cl. 2
Unit value at beginning of period	$11.31	$10.33		$8.07		—
Unit value at end of period	$11.76	$11.31		$10.33		$8.07	(3)						$10.00
Units outstanding at end of period	158,613	179,647		116,611		65,104
Fidelity VIP Growth -Ser. Cl. 2
Unit value at beginning of period	$9.86	$9.72		$7.45		—
Unit value at end of period	$10.25	$9.86		$9.72		$7.45	(4)						$10.00
Units outstanding at end of period	61,657	144,773		106,041		20,314
Fidelity VIP Growth & Inc. -Ser. Cl. 2
Unit value at beginning of period	$10.95	$10.54		$8.68		—
Unit value at end of period	$11.58	$10.95		$10.54		$8.68	(3)						$10.00
Units outstanding at end of period	43,478	48,963		21,569		8,164
Fidelity VIP Growth Opport. -Ser. Cl. 2
Unit value at beginning of period	$10.88	$10.34		$8.11		—
Unit value at end of period	$11.64	$10.88		$10.34		$8.11	(3)						$10.00
Units outstanding at end of period	4,904	10,925		15,896		117

GMI - 53

	2005	2004		2003		2002		2001	2000	1999	1998	1997	Inception
Fidelity VIP High Income -Ser. Cl. 2
Unit value at beginning of period	$12.36	$11.48		—
Unit value at end of period	$12.45	$12.36		$11.48	(2)								$10.00
Units outstanding at end of period	163,004	596,592		295,819
Fidelity VIP Invest. Gr. Bond -Ser. Cl. 2
Unit value at beginning of period	$10.31	—
Unit value at end of period	$10.35	$10.31	(1)										$10.00
Units outstanding at end of period	71,291	17,736
Fidelity VIP Mid-Cap -Ser. Cl. 2
Unit value at beginning of period	$14.13	$11.51		$8.46		—
Unit value at end of period	$16.42	$14.13		$11.51		$8.46	(5)						$10.00
Units outstanding at end of period	265,159	176,591		107,006		8,949
Fidelity VIP Overseas -Ser. Cl. 2
Unit value at beginning of period	$11.05	—
Unit value at end of period	$12.93	$11.05	(1)										$10.00
Units outstanding at end of period	30,841	796
FTVIPT Franklin Grth & Inc. Sec. -Cl. 2
Unit value at beginning of period	$12.76	$11.72		—
Unit value at end of period	$13.01	$12.76		$11.72	(6)								$10.00
Units outstanding at end of period	34,208	56,593		37,955
FTVIPT Franklin Income Sec. -Class 2
Unit value at beginning of period	$14.08	$12.56		—
Unit value at end of period	$14.09	$14.08		$12.56	(7)								$10.00
Units outstanding at end of period	323,048	158,630		73,179
FTVIPT Franklin Lar. Cap Grth Sec. -Cl. 2
Unit value at beginning of period	$12.62	$11.88		—
Unit value at end of period	$12.55	$12.62		$11.88	(8)								$10.00
Units outstanding at end of period	43,190	68,945		9,065
FTVIPT Franklin Mut. Shares Sec. -Cl. 2
Unit value at beginning of period	$13.41	$12.09		—
Unit value at end of period	$14.60	$13.41		$12.09	(9)								$10.00
Units outstanding at end of period	190,880	117,398		36,561
FTVIPT Templeton Foreign Sec. -Cl. 2
Unit value at beginning of period	$14.63	$12.54		—
Unit value at end of period	$15.87	$14.63		$12.54	(8)								$10.00
Units outstanding at end of period	99,459	68,472		33,597
FTVIPT Templeton Growth Sec. -Cl. 2
Unit value at beginning of period	$14.19	$12.42		—
Unit value at end of period	$15.21	$14.19		$12.42	(8)								$10.00
Units outstanding at end of period	33,375	89,576		43,196

GMI - 54

	2005	2004	2003	2002		2001	2000	1999	1998	1997	Inception
JP Morgan Bond
Unit value at beginning of period	$11.10	$10.81	$10.59	—
Unit value at end of period	$11.24	$11.10	$10.81	$10.59	(3)						$10.00
Units outstanding at end of period	172,510	142,444	140,873	32,868
JP Morgan Int’l Equities
Unit value at beginning of period	$11.89	$10.21	$7.83	—
Unit value at end of period	$12.96	$11.89	$10.21	$7.83	(10)						$10.00
Units outstanding at end of period	8,039	17,675	17,078	669
JP Morgan Ser. Trust II Mid Cap Value
Unit value at beginning of period	$13.83	$11.61	$9.09	—
Unit value at end of period	$14.87	$13.83	$11.61	$9.09	(3)						$10.00
Units outstanding at end of period	82,204	52,693	42,587	5,000
MFS VIT Capital Oppor. -Ser. Class
Unit value at beginning of period	$10.37	$9.40	$7.51	—
Unit value at end of period	$10.36	$10.37	$9.40	$7.51	(11)						$10.00
Units outstanding at end of period	37,593	38,608	28,508	5,448
MFS VIT Emerging Growth -Ser. Class
Unit value at beginning of period	$10.70	$9.64	$7.54	—
Unit value at end of period	$11.48	$10.70	$9.64	$7.54	(3)						$10.00
Units outstanding at end of period	5,303	5,842	13,440	—
MFS VIT Investors Grth Stock -Ser. Class
Unit value at beginning of period	$10.15	$9.46	$7.84	—
Unit value at end of period	$10.42	$10.15	$9.46	$7.84	(12)						$10.00
Units outstanding at end of period	46,896	60,562	51,615	23,173
MFS VIT Mid Cap Growth -Ser. Class
Unit value at beginning of period	$10.89	$9.67	$7.19	—
Unit value at end of period	$11.03	$10.89	$9.67	$7.19	(3)						$10.00
\Units outstanding at end of period	41,489	41,408	35,676	14,816
MFS VIT New Discovery -Ser. Class
Unit value at beginning of period	$10.46	$10.00	$7.62	—
Unit value at end of period	$10.82	$10.46	$10.00	$7.62	(3)						$10.00
Units outstanding at end of period	9,823	11,530	5,566	1,679
MFS VIT Total Return -Ser. Class
Unit value at beginning of period	$11.46	$10.48	$9.18	—
Unit value at end of period	$11.57	$11.46	$10.48	$9.18	(3)						$10.00
Units outstanding at end of period	180,163	178,269	147,454	47,022

GMI - 55

	2005	2004	2003		2002		2001	2000	1999	1998	1997	Inception
Putnam VT Discovery Growth -Cl. 1B
Unit value at beginning of period	$10.30	$9.73	$7.49		—
Unit value at end of period	$10.88	$10.30	$9.73		$7.49	(13)						$10.00
Units outstanding at end of period	4,421	4,999	4,372		2,181
Putnam VT Geo. Putnam Fund -Cl. 1B
Unit value at beginning of period	$11.86	$11.13	—
Unit value at end of period	$12.14	$11.86	$11.13	(8)								$10.00
Units outstanding at end of period	612	715	1,312
Putnam VT Growth and Income -Cl. 1B
Unit value at beginning of period	$11.08	$10.13	$8.08		—
Unit value at end of period	$11.48	$11.08	$10.13		$8.08	(3)						$10.00
Units outstanding at end of period	23,383	25,928	18,584		6,083
Putnam VT International Equity -Cl. 1B
Unit value at beginning of period	$11.48	$10.04	$7.93		—
Unit value at end of period	$12.68	$11.48	$10.04		$7.93	(14)						$10.00
Units outstanding at end of period	113,462	61,486	29,294		18,899
Putnam VT Small Cap Value -Cl. 1B
Unit value at beginning of period	$13.48	$10.85	$7.36		—
Unit value at end of period	$14.20	$13.48	$10.85		$7.36	(3)						$10.00
Units outstanding at end of period	66,846	65,304	60,128		5,174
Putnam VT Voyager- Cl. 1B
Unit value at beginning of period	$12.09	$11.69	—
Unit value at end of period	$12.58	$12.09	$11.69	(15)								$10.00
Units outstanding at end of period	9,707	10,164	10,766
Scudder EAFE Equity Index VIP-Cl. B
Unit value at beginning of period	$11.69	$9.99	$7.63		—
Unit value at end of period	$11.70	$11.69	$9.99		$7.63	(16)						$10.00
Units outstanding at end of period	0	91,630	30,860		137
Scudder Equity 500 Index – VIP Cl. B
Unit value at beginning of period	$10.99	$10.12	$8.04		—
Unit value at end of period	$11.30	$10.99	$10.12		$8.04	(3)						$10.00
Units outstanding at end of period	157,228	167,706	107,378		6,856
Scudder Small Cap Index VIP –Class B
Unit value at beginning of period	$12.66	$10.94	$7.61		—
Unit value at end of period	$12.96	$12.66	$10.94		$7.61	(3)						$10.00
Units outstanding at end of period	23,846	21,113	45,628		2,210

GMI - 56

	2005	2004	2003		2002		2001	2000	1999	1998	1997	Inception
Touchstone VST Balanced
Unit value at beginning of period	$11.75	$10.89	$9.09		—
Unit value at end of period	$12.33	$11.75	$10.89		$9.09	(3)						$10.00
Units outstanding at end of period	91,392	86,111	27,129		5,526
Touchstone VST Baron Small Cap
Unit value at beginning of period	$13.20	$10.49	$7.99		—
Unit value at end of period	$14.00	$13.20	$10.49		$7.99	(17)						$10.00
Units outstanding at end of period	82,101	77,714	63,868		11,768
Touchstone VST Core Bond
Unit value at beginning of period	$10.87	$10.69	$10.49		—
Unit value at end of period	$10.88	$10.87	$10.69		$10.49	(18)						$10.00
Units outstanding at end of period	65,075	77,438	83,458		18,034
Touchstone VST Eagle Cap. Apprec.
Unit value at beginning of period	$11.22	$9.91	$7.61		—
Unit value at end of period	$11.05	$11.22	$9.91		$7.61	(19)						$10.00
Units outstanding at end of period	28,203	45,071	48,034		2,466
Touchstone VST Emerging Growth (1)
Unit value at beginning of period	$12.22	$11.08	$7.64		—
Unit value at end of period	$13.87	$12.22	$11.08		$7.64	(3)						$10.00
Units outstanding at end of period	112,602	179,106	132,881		31,506
Touchstone VST Enhanced Div. 30
Unit value at beginning of period	$10.38	$10.02	$7.72		—
Unit value at end of period	$9.91	$10.38	$10.02		$7.72	(3)						$10.00
Units outstanding at end of period	150,275	134,168	71,841		8,336
Touchstone VST Growth & Income
Unit value at beginning of period	$11.34	$10.46	$8.00		—
Unit value at end of period	$11.37	$11.34	$10.46		$8.00	(3)						$10.00
Units outstanding at end of period	28,829	27,606	17,510		1,729
Touchstone VST High Yield
Unit value at beginning of period	$12.94	$12.00	$9.83		—
Unit value at end of period	$13.16	$12.94	$12.00		$9.83	(3)						$10.00
Units outstanding at end of period	103,189	115,782	167,089		28,713
Touchstone VST Money Mkt. –Ser. Cl.
Unit value at beginning of period	$9.91	$9.96	—
Unit value at end of period	$10.04	$9.91	$9.96	(20)								$10.00
Units outstanding at end of period	162,238	113,031	143,996

GMI - 57

	2005	2004		2003		2002		2001	2000	1999	1998	1997	Inception
Touchstone VST Third Avenue Value
Unit value at beginning of period	$13.04	$10.52		$7.62		—
Unit value at end of period	$15.07	$13.04		$10.52		$7.62	(21)						$10.00
Units outstanding at end of period	346,783	266,097		152,906		24,099
Touchstone VST Value Plus
Unit value at beginning of period	$10.55	$9.70		$7.59		—
Unit value at end of period	$10.61	$10.55		$9.70		$7.59	(22)						$10.00
Units outstanding at end of period	16,854	27,154		43,378		—
Touchstone VST Aggressive ETF
Unit value at beginning of period	$10.27	—
Unit value at end of period	$10.58	$10.27	(23)										$10.00
Units outstanding at end of period	243,409	1,638
Touchstone VST Conservative ETF
Unit value at beginning of period	$10.16	—
Unit value at end of period	$10.33	$10.16	(23)										$10.00
Units outstanding at end of period	55,342	6,067
Touchstone VST Enhanced ETF
Unit value at beginning of period	$10.50	—
Unit value at end of period	$10.96	$10.50	(23)										$10.00
Units outstanding at end of period	537,337	—
Touchstone VST Moderate ETF
Unit value at beginning of period	$10.25	—
Unit value at end of period	$10.49	$10.25	(23)										$10.00
Units outstanding at end of period	245,125	37,530
Van Kampen LIT Comstock -Class 2
Unit value at beginning of period	$14.14	12.23		—
Unit value at end of period	$14.49	$14.14		$12.23	(8)								$10.00
Units outstanding at end of period	63,376	61,682		43,283
Van Kampen LIT Emer. Growth -Class 2
Unit value at beginning of period	$12.51	$11.90		—
Unit value at end of period	$13.26	$12.51		$11.90	(8)								$10.00
Units outstanding at end of period	6,033	4,493		—
Van Kampen UIF Em. Mkts. Debt -Cl. 1
Unit value at beginning of period	$13.86	$12.79		$10.16		—
Unit value at end of period	$15.31	$13.86		$12.79		$10.16	(3)						$10.00
Units outstanding at end of period	22,208	12,683		13,688		293
Van Kampen UIF Em. Mkts. Equity -Cl. 2
Unit value at beginning of period	$17.39	$14.36		—
Unit value at end of period	$22.90	$17.39		$14.36	(8)								$10.00
Units outstanding at end of period	41,324	23,055		9,161

GMI - 58

	2005	2004	2003	2002		2001	2000	1999	1998	1997	Inception
Van Kampen UIF US Real Est. -Cl. 1
Unit value at beginning of period	$16.77	$12.49	$9.22	—
Unit value at end of period	$19.32	$16.77	$12.49	$9.22	(3)						$10.00
Units outstanding at end of period	107,262	88,829	106,282	44,407

1.	Commencement of operations was May 1, 2004.

2.	Commencement of operations was May 1, 2003.

3.	Commencement of operations was May 1, 2002.

4.	Commencement of operations was May 1, 2002. Assets of Janus Aspen Growth portfolio were transferred to Fidelity VIP Growth portfolio on May 1, 2004.

5.	Commencement of operations was May 1, 2002. Assets of Janus Aspen Mid Cap Growth portfolio were transferred to Fidelity VIP Mid Cap portfolio on May 1, 2004.

6.

Commencement of operations was January 6, 2003. Assets of Janus Aspen Capital Appreciation and Core Equity portfolios were transferred to FTVIPT Franklin Growth and Income Securities portfolio on January 17, 2003.

7.	Commencement of operations was January 6, 2003. Assets of Janus Aspen Balanced portfolio were transferred to FTVIPT Franklin Income Securities portfolio on January 17. 2003.

8.	Commencement of operations was January 6, 2003.

9.	Commencement of operations was January 6, 2003. Assets of Janus Aspen Strategic Value portfolio were transferred to FTVIPT Franklin Mutual Shares Securities portfolio on January 17, 2003.

10.	Commencement of operations was May 1, 2002 as JP Morgan Series Trust II International Opportunities portfolio. The portfolio’s name was changed to International Equity portfolio on November 1, 2003.

11.	Commencement of operations was May 1, 2002. Assets of MFS VIT Investors Trust portfolio were transferred to MFS VIT Capital Opportunities portfolio on May 1, 2004.

12.	Commencement of operations was May 1, 2002. Assets of MFS VIT Research were transferred to MFS VIT Investors Growth Stock portfolio on May 1, 2004.

13.	Commencement of operations was May 1, 2002 as Putnam VT Voyager II portfolio. The portfolio’s name was changed to Putnam VT Discovery Growth portfolio on May 1, 2003.

14.

Commencement of operations was May 1, 2002 as Putnam VT International Growth portfolio. The portfolio’s name was changed to Putnam VT International Equity portfolio on May 1, 2003 and assets of Touchstone VST International Equity portfolio were transferred to Putnam VT International Equity portfolio on July 28, 2003.

15.	Commencement of operations was January 6, 2003. Assets of Putnam VT New Opportunities portfolio were transferred to Putnam VT Voyager portfolio on May 1, 2004.

16.	Commencement of operations was May 1, 2002. Assets of Janus Aspen International Growth and Worldwide Growth portfolios were transferred to Scudder VIT EAFE Equity Index portfolio on May 1, 2004.

17.

Commencement of operations was May 1, 2002 as Legends Baron Small Cap portfolio. The portfolio became part of Touchstone Variable Series Trust as Touchstone VST Baron Small Cap portfolio on May 1, 2003.

18.	Commencement of operations was May 1, 2002 as Touchstone VST Bond portfolio. The portfolio’s name was changed to Touchstone VST Core Bond portfolio on May 1, 2003.

19.

Commencement of operations was May 1, 2002 as Touchstone VST Large Cap Growth portfolio. The portfolio’s name was changed to Touchstone VST Eagle Capital Appreciation portfolio on May 1, 2003 and assets of Legends Harris Bretall Sullivan & Smith Equity Growth portfolio were transferred to the renamed portfolio on the same date.

20.

Commenced operations on July 28, 2003. Assets of Touchstone VST Money Market Initial Class portfolio and Fidelity VIP Money Market portfolio were transferred to Touchstone VST Money Market Service Class portfolio on July 28, 2003.

21.

Commencement of operations was May 1, 2002 as Legends Third Avenue Value portfolio. The portfolio became part of Touchstone Variable Series Trust as Touchstone VST Third Avenue Value portfolio on May 1, 2003.

GMI - 59

22.

Commencement of operations was May 1, 2002 as Legends Gabelli Large Cap Value portfolio. The portfolio became part of Touchstone Variable Series Trust as Touchstone VST Value Plus portfolio on May 1, 2003.

23.	23 Commencement of operations was November 22, 2004.

The table below shows the Unit Value for certain Variable Account Options for versions of the GrandMaster contracts sold prior to May 1, 2002 at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period for contracts issued prior to May 1, 2002. Certain of the unit values in this table include units of the IQ contracts offered prior to May 1, 1999 by the Separate Account, which were offered at the same mortality and expense charge as GrandMaster 1, 2 and 3 (1.35%).  They are so indicated by footnotes.

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	1995	Inception
Fidelity VIP Asset Manager -Ini. Cl. (1)
Unit value at beginning of period	$31.34	$30.12	$25.88	$28.74	$30.06	$31.72	$28.94	$25.77	$21.65	$19.15	$16.60	$10.00
Unit value at end of period	$32.17	$31.34	$30.12	$25.88	$28.74	$30.06	$31.72	$28.94	$25.77	$21.65	$19.15
Units outstanding at end of period	493,089	617,806	614,717	751,058	988,470	703,618	956,725	1,201,119	2,687,060	2,708,795	2,973,440
Fidelity VIP Balanced -Initial Cl. (2)
Unit value at beginning of period	$13.52	$13.00	$11.19	$12.43	$12.80	$13.56	$13.15	$11.33	-			$10.00
Unit value at end of period	$14.11	$13.52	$13.00	$11.19	$12.43	$12.80	$13.56	$13.15	$11.33
Units outstanding at end of period	163,180	199,475	242,743	271,742	375,571	373,993	366,568	300,468	124,495
Fidelity VIP Balanced -Ser. Cl. 2 (3)
Unit value at beginning of period	$10.50
Unit value at end of period	$10.93
Units outstanding at end of period	0
Fidelity VIP Contrafund -Ini. Class (4)
Unit value at beginning of period	$32.01	$28.10	$22.17	$24.79	$28.64	$31.09	$25.36	$19.78	$16.15	$13.50	—	$10.00
Unit value at end of period	$36.92	$32.01	$27.70	$22.17	$24.79	$28.64	$31.09	$25.36	$19.78	$16.15	$13.50
Units outstanding at end of period	782,558	928,147	966,395	1,282,002	1,776,951	2,510,755	2,827,81	3,185,222	2,782,642	2,382,588	1,068,907
Fidelity VIP Dy. Cap. Ap. -Ser. Cl. 2 (5)
Unit value at beginning of period	$10.66	—										$10.00
Unit value at end of period	$12.69	$10.66
Units outstanding at end of period	2,375	1,398
Fidelity VIP Equity-Income -Ini. Cl. (1)
Unit value at beginning of period	$46.78	$42.52	$33.07	$40.37	$43.06	$40.25	$38.37	$34.85	$27.57	$25.81	$18.35	$10.00
Unit value at end of period	$48.86	$46.78	$42.52	$33.07	$40.37	$43.06	$40.25	$38.37	$34.85	$27.57	$25.81
Units outstanding at end of period	702,132	882,626	1,099.38	1,264,748	1,693,579	1,753,605	2,434,119	3,398,759	3,512,365	2,977,144	1,316,163

GMI - 60

Fidelity VIP Growth -Initial Class (1) (6)
Unit value at beginning of period	$50.77	$49.78	$37.99	$58.68	$72.24	$82.26	$60.67	$44.09	$36.19	$31.99	$23.95	$10.00
Unit value at end of period	$52.99	$50.77	$49.78	$37.99	$58.68	$72.24	$82.26	$60.67	$44.09	$36.19	$31.99
Units outstanding at end of period	405,728	530,966	687,548	779,446	616,978	951,755	988,503	1,016,514	1,026,856	942,118	657,586
Fidelity VIP Growth & Inc. –Ini. Cl. (2)
Unit value at beginning of period	$14.96	$14.33	$11.74	$14.27	$15.85	$16.67	$15.48	$12.11	—			$10.00
Unit value at end of period	$15.88	$14.96	$14.33	$11.74	$14.27	$15.85	$16.67	$15.48	$12.11
Units outstanding at end of period	588,530	748,450	563,523	612,322	890,091	1,141,475	1,477,124	1,438,416	412,889
Fidelity VIP Grth. & Inc. –Ser. Cl. 2 (3)
Unit value at beginning of period	$10.60	—										$10.00
Unit value at end of period	$11.23	$10.60
Units outstanding at end of period	0	—
Fidelity VIP Growth Oppor. –Ini. Cl. (2)
Unit value at beginning of period	$10.85	$10.26	$8.01	$10.39	$12.31	$15.04	$14.62	$11.90	—			$10.00
Unit value at end of period	$11.66	$10.85	$10.26	$8.01	$10.39	$12.31	$15.04	$14.62	$11.90
Units outstanding at end of period	210,099	298,169	377,108	459,355	737,029	797,984	1,043,627	1,094,151	458,320
Fidelity VIP Grth. Opp. –Ser. Cl. 2 (3)
Unit value at beginning of period	$10.78	—										$10.00
Unit value at end of period	$11.56	$10.78
Units outstanding at end of period	0	—
Fidelity VIP High Income -Init. Cl. (7)
Unit value at beginning of period	$16.05	$14.84	$11.82	$11.58	$13.30	$17.40	$16.30	$17.27	$14.88	$13.23	$11.12	$10.00
Unit value at end of period	$16.26	$16.05	$14.84	$11.82	$11.58	$13.30	$17.40	$16.30	$17.27	$14.88	$13.23
Units outstanding at end of period	454,892	615,149	974,039	865,018	1,085,554	1,514,526	2,520,734	3,293,280	3,057,834	2,871,483	2,238,450
Fidelity VIP High Income -Ser. Cl. 2 (3)
Unit value at beginning of period	$10.75	—										$10.00
Unit value at end of period	$10.85	$10.75
Units outstanding at end of period	0	—
Fidelity VIP Index 500 -Initial Class (8)
Unit value at beginning of period	$27.87	$25.54	$20.16	$26.29	$30.32	$33.89	$28.50	$22.51	$17.20	$14.20	$10.49	$10.00
Unit value at end of period	$28.82	$27.87	$25.54	$20.16	$26.29	$30.32	$33.89	$28.50	$22.51	$17.20	$14.20
Units outstanding at end of period	544,143	762,172	990,761	1,129,777	1,741,723	2,189,628	2,467,236	2,724,340	2,028,663	1,207,882	474,834
Fidelity VIP Inv. Gr. Bond -Ini. Cl. (1)
Unit value at beginning of period	$28.55	$27.71	$26.70	$24.53	$22.93	$20.84	$21.40	$19.93	$18.53	$18.20	$15.73	$10.00
Unit value at end of period	$28.79	$28.55	$27.71	$26.70	$24.53	$22.93	$20.84	$21.40	$19.93	$18.53	$18.20
Units outstanding at end of period	345,833	424,169	661,887	1,009,874	1,076,601	774,901	1,010,650	1,235,812	834,294	801,207	627,020
Fidelity VIP Mid Cap -Service Cl. (9)
Unit value at beginning of period	$24.62	$20.00	$14.64	$16.46	$17.27	$13.11	—					$10.00
Unit value at end of period	$28.71	$24.62	$20.00	$14.64	$16.46	$17.27	$13.11
Units outstanding at end of period	200,019	276,482	473,922	457,902	340,069	606,826	10,125

GMI - 61

Fidelity VIP Mid Cap -Ser. Class 2 (3)
Unit value at beginning of period	$12.25	—										$10.00
Unit value at end of period	$14.26	$12.25
Units outstanding at end of period	595	595
Fidelity VIP Overseas -Initial Cl. (1)
Unit value at beginning of period	$23.96	$21.38	$15.11	$19.22	$24.71	$30.97	$22.01	$19.79	$17.98	$16.10	$14.88	$10.00
Unit value at end of period	$28.14	$23.96	$21.38	$15.11	$19.22	$24.71	$30.97	$22.01	$19.79	$17.98	$16.10
Units outstanding at end of period	354,884	436,837	517,207	645,875	872,237	1,214,146	1,327,100	1,813,100	2,066,717	1,792,964	1,308,440
FTVIPT Franklin Grth. & Inc. -Cl. 2 (10)
Unit value at beginning of period	$12.81	$11.74	—									$10.00
Unit value at end of period	$13.09	$12.81	$11.74
Units outstanding at end of period	44,171	56,520	39,587
FTVIPT Franklin Inc. Sec. -Class 2 (11)
Unit value at beginning of period	$14.14	$12.59	—									$10.00
Unit value at end of period	$14.17	$14.14	$12.59
Units outstanding at end of period	203,841	172,242	141,306
FTVIPT Franklin Lg. Cap Gr. -Cl. 2 (11)
Unit value at beginning of period	$12.67	$11.90	—									$10.00
Unit value at end of period	$12.63	$12.67	$11.90
Units outstanding at end of period	10,853	10,845	6,287
FTVIPT Franklin Mut. Shares -Cl. 2 (13)
Unit value at beginning of period	$13.46	$12.12	—									$10.00
Unit value at end of period	$14.68	$13.46	$12.12
Units outstanding at end of period	149,976	125,690	117,063
FTVIPT Templeton For. Sec. -Cl. 2 (12)
Unit value at beginning of period	$14.69	$12.57	—									$10.00
Unit value at end of period	$15.97	$14.69	$12.57
Units outstanding at end of period	43,512	32,568	14,617
FTVIPT Templeton Grth Sec. -Cl. 2 (12)
Unit value at beginning of period	$14.24	$12.45	—									$10.00
Unit value at end of period	$15.30	$14.24	$12.45
Units outstanding at end of period	68,782	63,695	31,072
JP Morgan Ser. Trust II Bond (5)
Unit value at beginning of period	$10.36	—										$10.00
Unit value at end of period	$10.51	$10.36
Units outstanding at end of period	30,570	8,487
JP Morgan Ser. Trust II Int’l Equity (5)
Unit value at beginning of period	$11.67	—										$10.00
Unit value at end of period	$12.75	$11.67
Units outstanding at end of period	7,507	4,929

GMI - 62

JP Morgan Mid Cap Value (2)(5)
Unit value at beginning of period	$11.50	—				$10.00
Unit value at end of period	$12.39	$11.50
Units outstanding at end of period	23,553	17,484
MFS VIT Cap. Oppor. -Service Cl. (14)
Unit value at beginning of period	$7.69	6.95	$5.54	$8.01	—	$10.00
Unit value at end of period	$7.69	$7.69	$6.95	$5.54	$8.01
Units outstanding at end of period	31,188	76,043	81,196	118,303	192,236
MFS VIT Emerg. Growth -Ser. Cl. (15)
Unit value at beginning of period	$7.39	$6.65	$5.19	$7.95	—	$10.00
Unit value at end of period	$7.94	$7.39	$6.65	$5.19	$7.95
Units outstanding at end of period	13,935	22,345	14,546	8,679	2,245
MFS VIT Inv. Grth. Stock -Ser. Cl. (16)
Unit value at beginning of period	$7.86	$7.31	$6.04	$8.47	—	$10.00
Unit value at end of period	$8.08	$7.86	$7.31	$6.04	$8.47
Units outstanding at end of period	14,360	15,304	10,867	36,826	12,451
MFS VIT Mid Cap Grth. -Ser. Cl. (17)
Unit value at beginning of period	$6.84	$6.07	$4.50	$8.07	—	$10.00
Unit value at end of period	$6.95	$	$	$	$
Units outstanding at end of period	76,583	153,701	164,142	125,121	230,360
MFS VIT New Discovery -Ser. Cl. (18)
Unit value at beginning of period	$8.45	$8.07	$	$9.11	—	$10.00
Unit value at end of period	$8.76	$8.45	$8.07	$6.13	$9.11
Units outstanding at end of period	22,850	76,007	103,952	64,372	45,128
MFS VIT Total Return -Service Cl. (15)
Unit value at beginning of period	$11.49	$10.50	$9.17	$9.82	—	$10.00
Unit value at end of period	$11.63	$11.49	$1.50	$9.17	$9.82
Units outstanding at end of period	502,995	613,243	721,349	622,108	158,609
Putnam VT Disc. Grth. -Class 1B (17)						$10.00
Unit value at beginning of period	$8.01	$7.54	$7.59	$8.34	—
Unit value at end of period	$8.47	$8.01	$7.54	$7.59	$8.34
Units outstanding at end of period	1,913	2,128	8,290	13,586	12,453
Putnam VT Geo. Putnam – Cl. 1B (12)
Unit value at beginning of period	$11.90	$11.15	—			$10.00
Unit value at end of period	$12.21	$11.90	$11.15
Units outstanding at end of period	1,287	1,401	1,451

GMI - 63

Putnam VT Growth & Inc. -Cl. 1B (15)
Unit value at beginning of period	$10.18	$9.29	$7.39	$9.25	—	$10.00
Unit value at end of period	$10.57	$10.18	$9.29	$7.39	$9.25
Units outstanding at end of period	21,495	45,324	48,306	53,555	23,755
Putnam VT Int’l Equity -Cl. 1B (15)
Unit value at beginning of period	$10.40	$9.07	$7.16	$8.81	—	$10.00
Unit value at end of period	$11.51	$10.40	$9.07	$7.16	$8.81
Units outstanding at end of period	20,837	33,546	44,984	67,832	21,992
Putnam VT Sm. Cap Value -Cl. 1B (15)
Unit value at beginning of period	$16.07	$12.91	$8.74	$10.84	—	$10.00
Unit value at end of period	$16.97	$16.07	$12.91	$8.74	$10.84
Units outstanding at end of period	389,595	563,317	567,536	543,609	77,970
Putnam VT Voyager -Class 1B (18)
Unit value at beginning of period	$12.14	$11.71	—			$10.00
Unit value at end of period	$12.65	$12.14	$11.71
Units outstanding at end of period	496	2,469	2,177
Scudder VIT EAFE Equity -Cl. B (19)
Unit value at beginning of period	$11.69	—				$10.00
Unit value at end of period	$11.71	$11.69
Units outstanding at end of period	0	30,208
Scudder VIT Equity 500 -Cl. B (5)
Unit value at beginning of period	$10.94	—				$10.00
Unit value at end of period	$11.27	$10.94
Units outstanding at end of period	222,846	92,123
Scudder VIT Small Cap -Cl. B (5)
Unit value at beginning of period	$11.57	—				$10.00
Unit value at end of period	$11.87	$11.57
Units outstanding at end of period	8,260	2,104
Touchstone VST Aggressive ETF (20)
Unit value at beginning of period	$10.27	—				$10.00
Unit value at end of period	$10.60	$10.27
Units outstanding at end of period	35,158	11,134
Touchstone VST Balanced (5)
Unit value at beginning of period	$10.82	—				$10.00
Unit value at end of period	$11.38	$10.82
Units outstanding at end of period	17,536	5,100
Touchstone VST Baron Small Cap (5)
Unit value at beginning of period	$11.79	—				$10.00
Unit value at end of period	$12.52	$11.79
Units outstanding at end of period	33,776	10,885

GMI - 64

Touchstone VST Conserv. ETF (20)
Unit value at beginning of period	$10.16	—		$10.00
Unit value at end of period	$10.36	$10.16
Units outstanding at end of period	20,889	—
Touchstone VST Core Bond (5)
Unit value at beginning of period	$10.28	—		$10.00
Unit value at end of period	$10.31	$10.28
Units outstanding at end of period	7,157	1,771
Touchstone VST Eagle Cap. App. (5)
Unit value at beginning of period	$11.42	—		$10.00
Unit value at end of period	$11.27	$11.42
Units outstanding at end of period	1,272	422
Touchstone VST Emerging Grth. (5)
Unit value at beginning of period	$10.74	—		$10.00
Unit value at end of period	$12.22	$10.74
Units outstanding at end of period	15,614	3,108
Touchstone VST Enhan. Div. 30 (5)
Unit value at beginning of period	$10.59	—		$10.00
Unit value at end of period	$10.13	$10.59
Units outstanding at end of period	2,040	2,805
Touchstone VST Enhanced ETF (20)
Unit value at beginning of period	$10.50	—		$10.00
Unit value at end of period	$10.98	$10.50
Units outstanding at end of period	42,153	2,205
Touchstone VST Growth & Inc. (5)
Unit value at beginning of period	$10.90	—		$10.00
Unit value at end of period	$10.96	$10.90
Units outstanding at end of period	851	16,933
Touchstone VST High Yield (5)
Unit value at beginning of period	$10.67	—		$10.00
Unit value at end of period	$10.87	$10.67
Units outstanding at end of period	82,859	91,003
Touchstone VST Moderate ETF (20)
Unit value at beginning of period	$10.25	—		$10.00
Unit value at end of period	$10.51	$10.25
Units outstanding at end of period	57,762	4,798
Touchstone VST M. Mkt. -Ini. Cl. (21)
Unit value at beginning of period	$9.97	$9.97	—	$10.00
Unit value at end of period	$10.14	$9.97	$9.97
Units outstanding at end of period	637,521	792,032	1,226,643
Touchstone VST Third Ave. Value (5)
Unit value at beginning of period	$12.16	—		$10.00
Unit value at end of period	$14.09	$12.16
Units outstanding at end of period	121,268	22,731

GMI - 65

Touchstone VST Value Plus (5)
Unit value at beginning of period	$10.91	—		$10.00
Unit value at end of period	$10.99	$10.91
Units outstanding at end of period	7,129	8,507
Van Kampen LIT Comstock -Cl. 2 (12)
Unit value at beginning of period	$14.20	$12.25	—	$10.00
Unit value at end of period	$14.58	$14.20	$12.25
Units outstanding at end of period	43,826	39,439	11,737
Van Kampen LIT Emer. Grth. -Cl. 2 (12)
Unit value at beginning of period	$12.56	$11.93	—	$10.00
Unit value at end of period	$13.34	$12.56	$11.93
Units outstanding at end of period	3,688	5,509	5,422
Van Kampen UIF Emer. Debt -Cl. 2 (12)
Unit value at beginning of period	$13.52	$12.45	—	$10.00
Unit value at end of period	$14.95	$13.52	$12.45
Units outstanding at end of period	22,104	20,977	28,039
Van Kampen UIF Emer. Equ. -Cl. 2 (12)
Unit value at beginning of period	$17.46	$14.39	—	$10.00
Unit value at end of period	$23.04	$17.46	$14.39
Units outstanding at end of period	10,742	2,145	1,213
Van Kampen UIF U.S. R. Est. -Cl. 2 (12)
Unit value at beginning of period	$17.73	$13.21	—	$10.00
Unit value at end of period	$20.42	$17.73	$13.21
Units outstanding at end of period	44,825	41,299	34,477

(1)

Commencement of operations was in 1987. The Fidelity VIP portfolios identified below replaced Prism Investment Trust portfolios on September 3, 1991: Fidelity VIP Asset Manager/PIT Balanced; Fidelity VIP Equity Income/PIT Common Stock; Fidelity VIP Growth/PIT Aggressive Stock; Fidelity VIP Investment Grade Bond/PIT Bond; Fidelity VIP Overseas/PIT Global.

(2)	Commencement of operations was December 31, 1996 for GrandMaster 2 and 3.
(3)	Commencement of operations was May 1, 2004 for GrandMaster 1 contracts only.
(4)	Commencement of operations was February 6, 1995.
(5)	Commencement of operations was May 1, 2004.
(6)	Received assets from Janus Aspen Growth and Midcap Growth portfolios on May 1, 2004.
(7)	Commencement of operations was February 19, 1993.
(8)	Commencement of operations was April 4, 1993. Closed to new funds effective May 1, 2004.
(9)	Commencement of operations was May 1, 1999.
(10)

Commencement of operations for GrandMaster 2 and 3 was January 6, 2003. Received assets from Janus Aspen Capital Appreciation and Core Equity portfolios on January 17, 2003. Added to GrandMaster 1 on May 1, 2004.

(11)	Commencement of operations for GrandMaster 2 and 3 was January 6, 2003. Received assets from Janus Aspen Balanced portfolio on January 17, 2003. Added to GrandMaster 1 on May 1, 2004.
(12)	Commencement of operations for GrandMaster 2 and 3 was January 6, 2003. Added to GrandMaster 1 on May 1, 2004.
(13)	Commencement of operations for GrandMaster 2 and 3 was January 6, 2003. Received assets from Janus Aspen Strategic Value portfolio on January 17, 2003. Added to GrandMaster 1 on May 1, 2004.
(14)	Commencement of operations for GrandMaster 2 and 3 was May 1, 2001. Received assets from MFS VIT Investors Trust portfolio and added to GrandMaster 1 on May 1, 2004.
(15)	Commencement of operations for GrandMaster 2 and 3 was May 1, 2001. Added to Grandmaster 1 on May 1, 2004.

GMI - 66

(16)	Commencement of operations for GrandMaster 2 and 3 was May 1, 2001. Received assets from MFS VIT Research portfolio and added to Grandmaster 1 on May 1, 2004.
(17)

Commencement of operations for GrandMaster 2 and 3 was May 1, 2001 under name Putnam VT Voyager II. Received assets from Putnam VT Technology portfolio on October 14, 2002. Added to Grandmaster 1 on May 1, 2004.

(18)	Commencement of operations for GrandMaster 2 and 3 was January 6, 2003. Received assets from Putnam VT New Opportunities portfolio and added to Grandmaster 1 on May 1, 2004.
(19)	Commencement of operations was May 1, 2004. Received assets from Janus Aspen International Growth and Worldwide Growth portfolios on May 1, 2004. Closed on July 22, 2005.
(20)	Commencement of operations was November 22, 2004.
(21)	Commencement of operations was July 28, 2003. Received assets from Fidelity VIP Money Market portfolio on July 28, 2003.

GMI - 67

Appendix B

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

Contribution:	$50,000.00

GRO Account duration:	7 Years

Guaranteed Interest Rate:	5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under “Table of Annual Fees and Expenses” in this Prospectus. In these examples, the withdrawal occurs at the end of the three-year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. No contingent withdrawal charge applies to transfers.

The GRO Value for this $50,000 contribution is $69,947.92 at the expiration of the GRO Account. After three years, the GRO Value is $57,723.63. It is also assumed for the purposes of these examples that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don’t declare a rate for the exact time remaining, we will use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge that would be calculated separately.

Example of a Downward Market Value Adjustment:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and we are then crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The Market Value Adjustment is a reduction of $3,183.97 from the GRO Value:

-$3,183.97 = -0.0551589 X $57,723.63

The Market Adjusted Value would be:

$54,539.66 = $57,723.63 - $3,183.97

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

$2,500 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

$52,039.66 = $57,723.63 - $3,183.97 - $2,500

If instead of a full withdrawal, $20,000 was requested, we would first determine the Free Withdrawal amount:

$5,772.36 = $57,723.63 X .10

The non-free amount would be:

$14,227.64 = $20,000.00 - $5,772.36

GMI - 68

The Market Value Adjustment, which is only applicable to the non-free amount, would be

- $784.78 = -0.0551589 X $14,227.64

The withdrawal charge would be:

$790.13 = [($14,227.64+ $784.78)/(1 - .05)] - ($14,227.64+ 784.78)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

$21,574.91 = $20,000.00 + $784.78 + $790.13

The ending Account Value would be:

$36,148.72 = $57,723.63 - $21,574.91

Example of an Upward Market Value Adjustment:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we are then crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

.0290890 = [(1 + .05)48/12 / (1 + ..04 + .0025)48/12] - 1

The Market Value Adjustment is an increase of $1,679.12 to the GRO Value:

$1,679.12 = .0290890 X $57,723.63

The Market Adjusted Value would be:

$59,402.75 = $57,723.63 + $1,679.12

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

$2,500 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

$56,902.75 = $57,723.63 + $1,679.12 - $2,500.00

If instead of a full withdrawal, $20,000 was requested, the Free Withdrawal amount and non-free amount would first be determined as above:

Free Amount =    $ 5,772.36

Non-Free Amount =    $14,227.64

The Market Value Adjustment would be:

$413.87 = .0290890 X $14,227.64

The withdrawal charge would be:

$727.04 = [($14,227.64 - $413.87)/(1 - .05)] - ($14,227.64 - $413.87)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

$20,313.17 = $20,000.00 - $413.87 + $727.04

GMI - 69

The ending Account Value would be:

$37,410.46 = $57,723.63 - $20,313.17

Actual Market Value Adjustments may have more or less impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account.  Also, the Market Value Adjustment can never decrease the Account Value below the Minimum Value.

GMI - 70

Appendix C

Enhanced Earnings Benefit Calculation Example

The following is an additional example of how the Enhanced Earnings Benefit (“EEB”) will be calculated and paid.

A.           EEB with Highest Anniversary Death Benefit

Net Premium = $50,000

Account Value upon presentation of proof of death = $60,000

Highest Anniversary Value = $70,000

Gain = $10,000 ($60,000 – $50,000)

Assume a 40% benefit (meaning that the Annuitant was between ages 0-69 on the Contract Date)

EEB Benefit = $4,000 (40% x $10,000)

Total Payment to Beneficiaries $74,000 ($70,000 + $4,000)

GMI - 71

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2006

FOR

GRANDMASTER FLEX 3

FLEXIBLE PREMIUM VARIABLE ANNUITY

ISSUED BY

INTEGRITY LIFE INSURANCE COMPANY

AND

FUNDED THROUGH ITS SEPARATE ACCOUNT I

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2006. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company (“Integrity”), P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

1

PART 1 - INTEGRITY AND CUSTODIAN

Integrity Life Insurance Company (Integrity) is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities.  Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202.  Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (“W&S”), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

Integrity is the custodian for the shares of the Funds owned by the Separate Account.  The Funds’ shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody’s Investor Service, Standard & Poor’s Corporation, Fitch, or other recognized rating services. Integrity is currently rated “A++” (Superior) by A.M. Best Company, “AA+” (Very Strong) by Standard & Poor’s Corporation, “Aa2” (Excellent) by Moody’s Investors Service, Inc., and “AA+” (Very Strong) by Fitch. However, Integrity doesn’t guarantee the investment performance of the portfolios, and these ratings don’t reflect protection against investment risk.

Tax Status of Integrity

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the Code).  Since the Separate Account isn’t a separate entity from Integrity, and its operations form a part of Integrity, it isn’t taxed separately as a “regulated investment company” under Subchapter M of the Code.  Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the accumulation value.  Under existing federal income tax law, the Separate Account’s investment income, including realized net capital gains, isn’t taxed to Integrity.  Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. (“Touchstone Securities”), 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and indirect subsidiary of W&S and an affiliate of Integrity, is the principal underwriter of the contracts.  Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc.  The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 7.5% of initial contribution and 7% of additional contributions, plus .50% trail commission paid on Account Value after the 8th Contract Year.  Products sold through different distribution channels have different compensation structures, and in certain cases, we may pay no distribution allowance at all. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $20,409,914 in 2005, $19,986,052 in 2004, and $19,514,638 in 2003.   Touchstone Securities didn’t retain distribution allowances during these years.  Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods.  Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on premiums paid, but no more than .25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret Grant, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, First Financial Planners, and Sterne, Agee & Leach. We also pay Linsco/Private Ledger ..40% on separate account assets for which their registered representatives are agents of record.

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PART 4 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders.  The Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders.  Performance information is computed separately for each Option in accordance with the formulas

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described below.  We may also report performance information for the PortfolioNavigatorsSM models described above.  At any time in the future, total return and yields may be higher or lower than in the past.  Historical performance does not predict future results.

Total Returns

Total returns reflect all aspects of the return of Variable Account Option (Option)  including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values.  For purposes of charges not based upon a percentage of contract values, an average account value of $50,000 has been used.  Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if they would apply. Any total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those that currently apply under the contract.  Total returns may be shown at the same time that do not take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.  Investors should realize that the Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown.  Average annual returns are calculated pursuant to the following formula:  P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields

Some Options may advertise yields.  Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or any contingent withdrawal charge.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the Money Market Option.  Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.  Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = {(Base Period Return) + 1)365/7} – 1

Performance Comparisons

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor’s Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate

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accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (Lipper) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds.  Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis.  Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron’s, Business Week, CDA Technologies, Inc., Changing Times, Consumer’s Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert’s Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stanger’s Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of an Option’s shares against certain widely recognized standards or indices for stock and bond market performance.  The following are the indices against which the Options may compare performance:

The Standard & Poor’s Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43.  The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included.  The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns.  The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks.  Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available.  Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks.  The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization.  The index is priced monthly.

The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all

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quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government.  Mortgage-backed securities, flower bonds and foreign-targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the Lehman Government/Corporate Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/ Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years.  Total return comprises price appreciation/depreciation and income as a percentage of the original investment.  Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter.  It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks.  It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues.  It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers’ World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more.  The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA.  It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market.  The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

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The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year.  SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization.  The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization.  The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index.  The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Stocks, Bonds, Bills and Inflation, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.  Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand.  Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million.  All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue’s Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by  Integrity or any of the portfolio advisers derived from such indices or averages.

Individualized Computer Generated Illustrations

Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options.  Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of

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the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).  We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 5 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading.  The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern Time.  Each Option’s accumulation unit value is calculated separately.  For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units.  Securities are valued using the amortized cost method of valuation, which approximates market value.  Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity.  Cash, receivables and current payables are generally carried at their face value.

PART 6 – DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMS

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70-1/2 or (ii) the calendar year in which the employee retires.  Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70-1/2.  Certain TSA funds can be deferred until age 75. Additional distribution rules apply after the participant’s death.  If you don’t take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.  Owners of traditional IRAs and five percent owners must begin distributions by age 70-1/2.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

Distributions from a tax-favored plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

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PART 7 - FINANCIAL STATEMENTS

Ernst & Young LLP, 312 Walnut Street, Cincinnati Ohio 45202 is our independent registered public accounting firm and serves as independent registered public accounting firm of the Separate Account.  Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of the Separate Account as of December 31, 2005, and for the periods indicated in the financial statements and the statutory-basis financial statements of Integrity as of and for the years ended December 31, 2005 and 2004 included in this SAI have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports included herein.

The financial statements of Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of Integrity to meet its obligations under the contract.  They should not be considered as relating to the investment performance of the assets held in the Separate Account.

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Prospectus

IQ The Smart Annuity

Flexible Premium* Variable Annuity

issued by Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity contract offered by Integrity Life Insurance Company (Integrity), a subsidiary of The Western and Southern Life Insurance Company, through Integrity Separate Account I. The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. You may allocate contributions to different investment options within our Separate Account I, referred to as Variable Account Options, or to our Fixed Accounts, or both.  Together, the Variable Account Options and Fixed Accounts are referred to as Investment Options.  There is no sales load on the contracts.

Your contributions to the Variable Account Options of Separate Account I are invested in shares of one or more of the following Portfolios:

DWS Scudder Investment Funds
DWS Equity 500 Index VIP Fund
DWS Small Cap Index VIP Fund

Fidelity ®VIP Funds
Fidelity VIP Asset ManagerSM Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio

Franklin Templeton VIP Trust
FTVIPT Franklin Growth and Income Securities Fund
FTVIPT Franklin Income Securities Fund
FTVIPT Franklin Large Cap Growth Securities Fund
FTVIPT Mutual Shares Securities Fund
FTVIPT Templeton Foreign Securities Fund
FTVIPT Templeton Growth Securities Fund

J.P. Morgan Series Trust II
JPMorgan Bond Portfolio
JPMorgan International Equity Portfolio

MFS Variable Insurance Trust
MFS VIT Capital Opportunities Series
MFS VIT Emerging Growth Series
MFS VIT Investors Growth Stock Series
MFS VIT Mid Cap Growth Series
MFS VIT New Discovery Series
MFS VIT Total Return Series

Putnam Variable Trust
Putnam VT Discovery Growth Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT Small Cap Value Fund
Putnam VT Voyager Fund

Touchstone Variable Series Trust
Touchstone VST Balanced Fund
Touchstone VST Baron Small Cap Fund
Touchstone VST Core Bond Fund
Touchstone VST Eagle Capital Appreciation Fund
Touchstone VST Enhanced Dividend 30 Fund
Touchstone VST Growth & Income Fund
Touchstone VST High Yield Fund
Touchstone VST Mid Cap Growth Fund
Touchstone VST Money Market Fund
Touchstone VST Third Avenue Value Fund
Touchstone VST Value Plus Fund
Touchstone VST Aggressive ETF Fund
Touchstone VST Conservative ETF Fund
Touchstone VST Enhanced ETF Fund
Touchstone VST Moderate ETF Fund

Van Kampen Life Investment Trust (LIT) and Universal Institutional Funds (UIF)
Van Kampen LIT Comstock Portfolio
Van Kampen LIT Emerging Growth Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio
Van Kampen UIF Emerging Markets Equity Portfolio
Van Kampen UIF U.S. Real Estate Portfolio

IQI - 1

We also offer Guaranteed Rate Options (GROs) and a Systematic Transfer Option (STO), together referred to as Fixed Accounts.  GUARANTEED RATE OPTIONS ARE NOT CURRENTLY AVAILABLE.

The contribution you make to a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A Market Value Adjustment will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO can’t be decreased by a Market Value Adjustment below an amount equal to your allocation into a GRO account, less prior withdrawals,  plus interest credited at the Minimum Interest Rate, less administrative fees or charges.  The annual administration charge may apply, and may invade principal. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected.  You must transfer all contributions you make to the STO into other Investment Options within one year of contribution. Transfers may be made on a monthly or quarterly basis.

This prospectus contains information about the contracts that you should know before you invest. Read this prospectus and any supplements, and retain them for future reference.

For further information and assistance, contact our Administrative Office.

A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2006, has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office.  The table of contents for the SAI is found in Part 8 of this prospectus.

These securities haven’t been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

You can review and copy information about IQ the Smart Annuity at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of the Public Reference Room, please call 1-800-SEC-0330.  You may also obtain information about IQ the Smart Annuity on the SEC’s Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20459-0102.

The contract is not a deposit or obligation of, or guaranteed by, any bank, nor is it insured by the FDIC.  It is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

* NOTE:  A contract issued in Oregon will be a single premium variable annuity rather than a flexible premium variable annuity. All references to flexible contributions are single contributions for any contract issued in Oregon.

The date of this Prospectus is May 1, 2006.

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Part 6 - Voting Rights
Voting Rights	36
How We Determine Your Voting Shares	37
How Portfolio Shares Are Voted	37
Separate Account Voting Rights	37

Part 7 - Tax Aspects of the Contract
Introduction	37
Your Contract is an Annuity	38
Taxation of Annuities Generally	38
Distribution-at-Death Rules	39
Spousal Continuation	39
Diversification Standards	40
Tax-Favored Retirement Programs	40
Inherited IRAs	40
Annuities In Qualified Plans	40
Federal and State Income Tax Withholding	40
Impact of Taxes on the Company	41
Transfers Among Investment Options	41

Part 8 - Additional Information
Systematic Withdrawal Program	41
Income Plus Withdrawal Program	41
Choices Plus Minimum Required Distribution Program	42
Dollar Cost Averaging	43
Systematic Transfer Program	43
Customized Asset Rebalancing	43
Systematic Contributions	44
Legal Proceedings	44
Table of Contents of Statement of Additional Information	44

Appendix A - Financial Information (Unit Values)	45
Appendix B - Illustration of a Market Value Adjustment	56

Disclaimer: iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI’s only relationship to Integrity is the licensing of certain trademarks and trade names of BGI. Integrity’s variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of Integrity’s variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of Integrity’s variable annuity products.

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Glossary

1933 Act - the Securities Act of 1933, which is the federal securities law that governs registration of securities with the Securities and Exchange Commission.

1940 Act - the Investment Company Act of 1940, which is the federal securities law that governs most aspects of the operations of separate accounts like the one established by Integrity Life Insurance Company to support the sale and administration of this variable annuity.

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Additional Interest - interest on your contributions in excess of the Guaranteed Interest Rate that we may declare and credit based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

Administrative Office -  References in this prospectus to our administrative office refer to: Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45202-5720. Our express mail address is Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202-3341. You may also call us at 1-800-325-8583.

Annuitant  - the person upon whose life an Annuity Benefit and Death Benefit are based.  The Annuitant must be a natural person, and cannot be changed after the Contract Date.

Annuity Benefit - amount paid on the Retirement Date.

Business Day- any day that the New York Stock Exchange is open.

Code - the Internal Revenue Code of 1986, as amended.

Contract Anniversary - occurs once annually on the same day as the Contract Date.  The Contract Anniversary is the first day of each Contract Year.

Contract Date - the date we issue you the contract.  It is shown on the schedule page of your contract.

Contract Year - each consecutive twelve-month period beginning on the Contract Date and ending on the day before the Contract Anniversary.

Death Benefit – benefit paid to a named beneficiary on the death of the Annuitant.

Enhanced Rate - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

Exchange Traded Fund- a mutual fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.

Fixed Accounts - Guaranteed Rate Options and the Systematic Transfer Option.

Fund of Funds- A Portfolio that invests in other mutual funds.

General Account - the account that contains all of our assets other than those held in Separate Accounts.

Guarantee Period - the duration of your GRO Account.

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Guaranteed Interest Rate – a fixed annual effective interest rate that we declare for the duration of the Fixed Account option you select.  Subsequent allocations to any Fixed Account may receive a different interest rate than prior allocations.

Guaranteed Rate Option (GRO) - a Fixed Account which offers durations of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

GRO Value – the value of a GRO Account.  The GRO Value at the expiration of a GRO Account, assuming you haven’t withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate, less any administrative charges.

Investment Options – Variable Account Options and Fixed Accounts, collectively.

Market Value Adjustment (“MVA”)– an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals in excess of your 10% free withdrawal amount per Contract Year, surrenders, transfers and certain other transactions made before the GRO Account expires.

Minimum Interest Rate -  the lowest interest rate we can declare for a Fixed Account at any time while the contract is in effect. Your Minimum Interest Rate is stated in your contract.

Minimum Value – an amount equal to your net allocation to a GRO Account, less withdrawals (including any associated charges and adjustments), less transfers out of a GRO Account, plus interest accumulated at the Minimum Interest Rate, less any administrative charges.

Portfolio - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

Retirement Date –  The Retirement Date is the date you choose for your Annuity Benefit to be paid.  Subject to federal and state law, the latest Retirement Date you can choose is the last Annuitant’s 98th birthday.  We refer to this as the “Maximum Retirement Date”.

Separate Account- consists of assets that are segregated by Integrity and invested in Variable Account Options.

Surrender Value - your Adjusted Account Value reduced by any pro-rata annual administrative charges that may apply.

Systematic Transfer Option (STO) -  a Fixed Account that allows you to make contributions which must be transferred from the STO into other Investment Options within a twelve month period. More information about this program is located in Part 8 of this prospectus.

Unit – a measure of your ownership interest in a Variable Account Option.

Unit Value – the value of each Unit calculated on any Business Day.

Variable Account Options – the various Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in one Portfolio.

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PART 1 - SUMMARY

Your Variable Annuity Contract

In this prospectus, “we,” “our,” “us” and “the Company” mean Integrity Life Insurance Company (Integrity). The terms “you” and “your” mean the owner. The owner has all of the rights under the contract. If there are joint owners, they share contract rights and they must both sign for any changes or transactions.  The first death of one of the joint owners will determine the timing of distributions. Under this contract, the Annuitant is the person upon whose life the Annuity Benefit and Death Benefit are based.

You can invest for retirement by buying an IQ Smart Annuity if you complete an Application form and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution and below the maximum allowed contribution discussed below.

Your Benefits

Your contract has an Account Value, an Annuity Benefit, and a Death Benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual rules for taxation of annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 7, “Tax Aspects of the Contract” for more information, and consult a tax advisor.  The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules. While the contract provides certain benefits when used with a tax-favored retirement program, it provides no additional benefit with regard to tax deferral, as these programs are already tax-deferred.

How Your Contract is Taxed

Under the current tax laws, any increases in the value of your contributions won’t be considered part of your taxable income until you make a withdrawal. Generally, distributions are comprised of taxable income distributed first, followed by tax-free return of basis. If you annuitize your contract, each distribution will be based on an exclusion ratio of taxable earnings to tax-free return of basis. Therefore, part of each Annuity Benefit payment will be the tax-free return of your investment in the contract. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. In certain cases, you can make a withdrawal without paying the 10% federal tax penalty. For more information about withdrawals that are exempt from the federal tax penalty, see Part 8, “Tax Aspects of the Contract - Taxation of Annuities Generally.”

Your Contributions

The minimum initial contribution is $1,000 (some states may require a higher initial contribution). Additional contributions can be as little as $100.  See “Contributions Under Your Contract” in Part 5.

Your Investment Options

You may have your contributions placed in a combination of the variable and fixed Investment Options You may have money in as many as nine different Investment Options at any one time.  To select Investment Options most suitable for you, see Part 3, “Your Investment Options.”

The Variable Account Options invest in shares of mutual funds, each of which is referred to as a Portfolio. The Variable Account Option and its corresponding Portfolio share the same investment goal. For example, if your investment goal is to save money for retirement, you might choose a growth oriented Variable Account Option, which invests in a growth Portfolio. The value of your Variable Account Options

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will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio’s prospectus and Statement of Additional Information.

Account Value, Adjusted Account Value, Surrender Value and Minimum Account Value

Your Account Value consists of the value of your Fixed Accounts added to the value of your Variable Account Options. Your Adjusted Account Value is your Account Value, as increased or decreased by any Market Value Adjustments. Your Adjusted Account Value in the GROs can never be decreased below the Minimum Value. You’ll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Part 3, “Your Investment Options.”  Your Surrender Value is equal to your Adjusted Account Value, minus the pro-rata portion of the annual administrative charge, separate account charges and optional benefit charges, if applicable.  See “Charges and Fees” below.  If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value.  We will notify you in advance and you will be given at least 60 days in which to make additional contributions.

Transfers

You may transfer all or any part of your Account Value among the Investment Options, although some restrictions apply.  You can find these in Part 5, “Transfers.”  Any transfer must be at least $250.  Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) the Systematic Transfer Program. All of these programs are discussed in Part 8.  If you make more than twelve transfers between your Investment Options in one Contract Year, your account will be charged up to $20 for each transfer after the first twelve. All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail.

Charges and Fees

If your Account Value is less than $50,000 as of the last day of any Contract Year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account Value.

A daily charge at an annual effective rate of 1.45% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks (1.30%) and certain administrative expenses (0.15%).  The charge will never be greater than this. For more information, see Part 4, “Deductions and Charges.”

Investment management fees and other expenses are deducted from amounts the Separate Account invested in the Portfolios. Management fees can’t be increased without the consent of shareholders. See “Table of Annual Fees and Expenses” below and “Your Investment Options” in Part 3.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be at least $300. No withdrawal charges apply.

Your Initial Right to Revoke (Free Look Period)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states.  If you cancel your contract, we’ll return your contract value (contributions net any investment performance and applicable daily charges), which may be more or less than your initial contribution depending upon the investment experience of the Investment Options you selected. You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force. If the law requires, we’ll return all of your contributions without any adjustment.  We’ll return the amount of any contribution to the Guaranteed Rate Option upon cancellation.  Please see Part 4, “Deductions and Charges” for more information.

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Risk/Return Summary: Investments and Risks

Variable Annuity Investment Goals

The investment goals of the IQ Smart Annuity are protecting your investment, building for retirement and providing future income.  We strive to achieve these goals through extensive portfolio diversification and quality portfolio management.

Risks

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  Most of the Portfolios invest in common stocks.  You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines.  There’s also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus for the corresponding Portfolio.

Table of Annual Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying and owning the contract.  This contract has no withdrawal charges. The first table describes the fees and expenses that you will pay at the time you buy the contract,  or transfer Account Value among Investment Options.  State premium taxes may also be deducted.(1)

Contract Owner Transaction Expenses

Sales Load on Purchases	$0
Transfer Charge (assessed after 12 transfers in one Contract Year) (2)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating  Expenses.

Annual Administrative Charge

Annual Administrative Charge(3)	$30

Separate Account Annual Expenses

(as a percentage of Separate Account value)

Mortality and Expense Risk Charge	1.30%
Administrative Expenses	0.15%
Total Separate Account Annual Expenses	1.45%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios  that you may pay periodically during the time you own the contract.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

(1) If you elect an Annuity Benefit, we’ll deduct any state premium taxes required by your state law from the amount available for the Annuity Benefit.  State premium taxes currently range up to 4%.

(2) After the first twelve transfers during a Contract Year, we will charge a transfer fee of $20 for each transfer.  This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers.  See “Deductions and Charges – Transfer Charge” for more detail.

(3) This charge will be waived if the Account Value is at least $50,000 at the end of any Contract Year.

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Total Annual Portfolio Operating Expenses

The range of expenses (prior to reimbursements and fee waivers)  that are deducted from the Portfolios’ assets, including management fees, distribution or 12b-1 fees and other expenses are:

Minimum: 0.72%	Maximum: 2.60%

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements

(as a percentage of average net assets in each Portfolio)

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Total Annual Expenses
DWS Equity 500 Index VIP Fund: Class B(1),(1a)	0.19%	0.25%	0.28%	0.72%
DWS Small Cap Index VIP Fund: Class B(1a),(2)	0.35%	0.25%	0.16%	0.76%
Fidelity VIP Asset Manager: Serv. Class 2(3)	0.52%	0.25%	0.13%	0.90%
Fidelity VIP Balanced: Serv. Class 2(3)	0.42%	0.25%	0.16%	0.83%
Fidelity VIP Contrafund: Serv. Class 2(3)	0.57%	0.25%	0.09%	0.91%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2(3)	0.57%	0.25%	0.36%	1.18%
Fidelity VIP Equity-Income: Serv. Class 2(3)	0.47%	0.25%	0.09%	0.81%
Fidelity VIP Growth: Serv. Class 2(3)	0.57%	0.25%	0.10%	0.92%
Fidelity VIP Growth & Income: Serv. Class 2(3)	0.47%	0.25%	0.12%	0.84%
Fidelity VIP Growth Opportunities: Serv. Class 2(3)	0.57%	0.25%	0.14%	0.96%
Fidelity VIP High Income: Serv. Class 2	0.57%	0.25%	0.13%	0.95%
Fidelity VIP Investment Grade Bond: Serv. Class 2	0.36%	0.25%	0.12%	0.73%
Fidelity VIP Mid Cap: Serv. Class 2(3)	0.57%	0.25%	0.12%	0.94%
Fidelity VIP Overseas: Serv. Class 2(3)	0.72%	0.25%	0.17%	1.14%
Franklin Growth and Income Securities Fund: Class 2	0.48%	0.25%	0.03%	0.76%
Franklin Income Securities Fund: Class 2	0.46%	0.25%	0.02%	0.73%
Franklin Large Cap Growth Securities Fund: Class 2	0.73%	0.25%	0.03%	1.01%
Mutual Shares Securities Fund: Class 2	0.60%	0.25%	0.18%	1.03%
Templeton Foreign Securities: Class 2(4)	0.65%	0.25%	0.17%	1.07%
Templeton Growth Securities: Class 2	0.75%	0.25%	0.07%	1.07%
JP Morgan Bond Portfolio,(5)	0.30%	0.00%	0.45%	0.75%
JP Morgan International Equity Portfolio(5)	0.60%	0.00%	0.60%	1.20%
MFS VIT Capital Opportunities Series: Service Class(6),(7)	0.75%	0.25%	0.23%	1.23%
MFS VIT Emerging Growth Series: Service Class(7)	0.75%	0.25%	0.13%	1.13%
MFS VIT Investors Growth Stock Series: Service Class(7)	0.75%	0.25%	0.15%	1.15%
MFS VIT Mid Cap Growth Series: Service Class(7)	0.75%	0.25%	0.17%	1.17%
MFS VIT New Discovery Series: Service Class(7)	0.90%	0.25%	0.16%	1.31%
MFS VIT Total Return Series: Service Class(7)	0.75%	0.25%	0.09%	1.09%
Putnam VT Discovery Growth: Class IB(8)	0.70%	0.25%	0.47%	1.42%
Putnam VT The George Putnam Fund of Boston: Class IB	0.62%	0.25%	0.10%	0.97%
Putnam VT Growth and Income Fund: Class IB	0.49%	0.25%	0.05%	0.79%
Putnam VT International Equity Fund: Class IB	0.75%	0.25%	0.18%	1.18%
Putnam VT Small Cap Value Fund: Class IB	0.76%	0.25%	0.08%	1.09%
Putnam VT Voyager Fund: Class IB	0.57%	0.25%	0.06%	0.88%
Touchstone Balanced Fund(9)	0.80%	0.00%	0.51%	1.31%
Touchstone Baron Small Cap Fund(9)	1.05%	0.00%	0.54%	1.59%
Touchstone Core Bond Fund(9)	0.55%	0.00%	0.44%	0.99%
Touchstone Eagle Capital Appreciation Fund(9)	0.75%	0.00%	0.47%	1.22%
Touchstone Enhanced Dividend 30 Fund(9)	0.65%	0.00%	0.52%	1.17%
Touchstone Growth & Income Fund(9)	0.80%	0.00%	0.49%	1.29%
Touchstone High Yield Fund(9)	0.50%	0.00%	0.47%	0.97%
Touchstone Mid Cap Growth Fund(9), (10)	0.80%	0.00%	0.53%	1.33%

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Portfolio	Management Fees	12b-1 Fee	Other Expenses	Total Annual Expenses
Touchstone Money Market Fund, Service Class(9)	0.18%	0.25%	0.39%	0.82%
Touchstone Third Avenue Value Fund(9)	0.80%	0.00%	0.36%	1.16%
Touchstone Value Plus Fund(9)	0.75%	0.00%	0.65%	1.40%
Touchstone Aggressive ETF Fund(9),(11)	0.40%	0.00%	1.06%	1.46%
Touchstone Conservative ETF Fund(9),(11)	0.40%	0.00%	2.20%	2.60%
Touchstone Enhanced ETF Fund(9),(11)	0.40%	0.00%	0.96%	1.36%
Touchstone Moderate ETF Fund(9),(11)	0.40%	0.00%	1.01%	1.41%
Van Kampen LIT Comstock: Class II	0.56%	0.25%	0.03%	0.84%
Van Kampen LIT Emerging Growth: Class II	0.70%	0.25%	0.07%	1.02%
Van Kampen UIF Emerging Markets Equity: Class 2(12)	1.25%	0.35%	0.41%	2.01%
Van Kampen UIF Emerging Markets Debt: Class 2	0.75%	0.35%	0.34%	1.44%
Van Kampen UIF U.S. Real Estate: Class 2	0.75%	0.35%	0.28%	1.38%

(1) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.53% for Class B until April 30, 2009.

(1a) Fees have been restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(2) From June 1, 2006 through September 30, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund, to the extent necessary, to maintain the fund’s operating expenses at a ratio no higher than 0.733% for Class B , excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organization and offering expenses.

(3) A portion of the brokerage commissions that each Fidelity VIP Fund pays may be reimbursed and used to reduce that fund’s expenses, and through arrangements with the Portfolios’ custodian or transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian expenses.  In addition, as to the Dynamic Capital Appreciation Portfolio, the manager has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses exceed 1.10%.  These arrangements may be discontinued at any time.  As a result of these reimbursements and arrangements, the net expenses reported for these Portfolios are as follows:

Fidelity Portfolio	Net Total Expenses after Arrangements Described Above
Fidelity VIP Asset Manager: Serv. Class 2	0.89%
Fidelity VIP Balanced: Serv. Class 2	0.80%
Fidelity VIP Contrafund: Serv. Class 2	0.89%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2	1.02%
Fidelity VIP Equity-Income: Serv. Class 2	0.80%
Fidelity VIP Growth: Serv. Class 2	0.88%
Fidelity VIP Growth & Income: Serv. Class 2	0.79%
Fidelity VIP Growth Opportunities: Serv. Class 2	0.92%
Fidelity VIP Mid Cap: Serv. Class 2	0.89%
Fidelity VIP Overseas: Serv. Class 2	1.07%

(4) The manager has agreed to reduce its fees to reflect reduced services resulting from the Portfolio’s investment in a proprietary money fund.  The reduction is required by the Portfolio’s Board of Trustees and an SEC order.  After the reduction of 0.05%, the net total expenses reported for the Portfolio are 1.02%.

(5) Reflects a written agreement pursuant to which the Portfolios’ Administrator agrees to reimburse the Portfolios to the extent that total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.75% (Bond Portfolio) or 1.20% (International Equity Portfolio) of their daily net assets through April 30, 2007.  In addition, the Portfolios’ service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

(6) MFS has contractually agreed to bear the series’ expenses such that “Other Expenses” do not exceed 0.15% annually.  This expense limitation arrangement excludes management fees, taxes, extraordinary

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expenses, brokerage and transaction costs and expenses associated with the series’ investing activities.  This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees, which oversees the series.

(7) Each series has an expense offset arrangement that reduces the series’ custodial fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series’ expenses.  Any such expense reductions are not reflected in the table.  Had these expense reductions been taken into account, “Total Annual Expenses” would be lower.

(8)  The advisor has contractually agreed until at least December 31, 2006 to waive its fees and/or reimburse expenses in order to limit net expenses to 1.13% for the Discovery Growth Portfolio.

(9) The advisor has contractually agreed until at least December 31, 2006 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

Touchstone Variable Series Trust Funds	Net Total Expenses after Arrangements Described Above
Balanced Portfolio	0.90%
Baron Small Cap Portfolio	1.54%
Core Bond Portfolio	0.75%
Eagle Capital Appreciation Portfolio	1.05%
Mid Cap Growth Portfolio	1.15%
Enhanced Dividend 30 Portfolio	0.75%
Growth & Income Portfolio	0.85%
High Yield Portfolio	0.80%
Money Market Portfolio	0.54%
Third Avenue Value Portfolio	1.05%
Value Plus Portfolio	1.15%
Aggressive ETF Portfolio	0.70%
Conservative ETF Portfolio	0.69%
Enhanced ETF Portfolio	0.77%
Moderate ETF Portfolio	0.69%

(10) Prior to May 1, 2006, this Portfolio was called the Touchstone Emerging Growth Fund.

(11) By investing in the Touchstone ETF Funds, you will indirectly bear fees and expenses charged by underlying Exchange Traded Funds in which the Portfolio invests, in addition to the Portfolio’s direct fees and expenses.  Those additional expenses will be approximately 0.19%, for a total of 0.69% for the Conservative and Moderate Funds, 0.20% for a total of 0.70% for the Aggressive Fund and 0.27%. for a total of 0.77% for the Enhanced Fund and are shown as part of the net expenses of each Portfolio in the chart below.

(12) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the advisor.  The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the “Operating Expense Limitation” to 1.70% for the Emerging Markets Equity Class 2, 1.35% for Emerging Markets Debt Class 2 and 1.35%U.S. Real Estate, Class 2.  The advisor may terminate these voluntary waivers at any time at its sole discretion.  Additionally the distributor has agreed to waive a portion of the 12b-1 fee for Class II shares.  The distributor may terminate these voluntary waivers at any time at its sole discretion.

NOTE: We have entered into agreements with the investment advisors or distributors of each of the Portfolios.  Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the Portfolios or their investment advisors pay fees to us that are usually based on an annual percentage of the average daily net assets of the Portfolios.  These agreements may be different for each Portfolio or each group of Portfolios managed by the same investment advisor, and may include fees paid by investment advisors or under a distribution and/or servicing plan adopted by a Portfolio pursuant to Rule 12b-1 under the 1940 Act.

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Example

The examples that follow are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include maximum contract owner transaction expenses, contract fees, Separate Account annual expenses, and Portfolio fees and expenses.

Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$451.29	$1,360.05	$2,277.14	$4,607.22

If you annuitize at the end of the applicable period:

1 year	3 years	5 years	10 years
$451.29	$1,360.05	$2,277.14	$4,607.22

If you do not surrender the contract:

1 year	3 years	5 years	10 years
$451.29	$1,360.05	$2,277.14	$4,607.22

PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive office is in Cincinnati, Ohio. We are authorized to sell life insurance and annuities in 46 states and the District of Columbia. We sell flexible premium variable annuities, which may offer features and investment options other than those offered in this contract, fixed single premium annuities, and fixed flexible premium annuities offering fixed guaranteed interest rates. Integrity is a subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

The Separate Account and the Variable Account Options

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (the SEC). SEC registration doesn’t mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Variable Account Options from time to time. The Variable Account Options currently available to you are listed in Part 3, “Your Investment Options.”

Assets of Our Separate Account

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts.

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Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our General Account.

Distribution of Contracts

Touchstone Securities, Inc. (Touchstone) serves as the principal underwriter for the securities issued by the Separate Account.  Touchstone Securities, Inc. is an indirect subsidiary of The Western and Southern Life Insurance Company, which is our parent company.  Touchstone’s  principal business address is 303 Broadway, Cincinnati, Ohio, 45202.  The contracts will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us.  A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided.  In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation.  Promotional incentives may change at any time.  We may also pay a third-party broker-dealer additional fees to ensure that firm’s registered representatives have access, or preferred access, to our products.  Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  You will find more information about the compensation we pay in the Statement of Additional Information.

Changes In How We Operate

We can change how we or our Separate Account operate, subject to your approval when required by the 1940 Act or other applicable law or regulation. We’ll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

•        add Investment Options to, or remove Investment Options from, our Separate Account, combine two or more Variable Account Options within our Separate Account, or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•        register or end the registration of the Separate Account under the 1940 Act;

•        operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity under the 1940 Act);

•        restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;

•        cause one or more Variable Account Option(s) to invest in a mutual fund other than or in addition to the Portfolios;

•        operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we’ll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

The Variable Account Options

Each Variable Account Option invests in the Portfolio (or “Fund”) with the corresponding name.  The investment objective, advisor and subadvisor, if any, of each Portfolio are described below.  Management fees and other expenses deducted from each Portfolio are described in that Portfolio’s prospectus. Each of the Portfolios’ investment advisors compensates us for providing administrative services in connection with the Portfolios.  This compensation is paid from the investment advisors’ assets. We do not provide preferential treatment or access to distribution for investment advisors or the Portfolios they manage

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based on the differing levels of compensation paid to us.  For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-325-8583.

DWS Scudder Investments VIP Funds

The investment advisor for the DSW Scudder Investments VIP Funds is Deutsche Asset Management, Inc. (DeAM).  DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide.  DeAM’s presence in all of the major investment markets gives its clients a global network and product range.  DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

Investment Objectives of the Portfolios. Following is a summary of the investment objectives of the DWS Investments VIP Funds.  We can’t guarantee that these objectives will be met. You should read the DWS Investments VIP Funds’ prospectuses carefully before investing.

DWS Equity 500 Index VIP Fund

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

DWS Small Cap Index VIP Fund

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole. The Index includes the reinvestment of all distributions and is not available for direct investment.

Fidelity VIP Funds

The Portfolios’ Investment Advisor, Fidelity Management & Research Company (FMR) is a registered investment advisor under the Investment Advisors Act of 1940.  FMR serves as the investment advisor to each Portfolio.

Investment Objectives of the Portfolios.  Below is a summary of the investment objectives and strategies of the Fidelity’s VIP Fund Portfolios.  There are no guarantees that a Portfolio will be able to achieve its objective. You should read Fidelity’s VIP Funds’ prospectus carefully before investing.

Fidelity VIP Asset ManagerSM Portfolio

VIP Asset ManagerSM Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.  FMR invests in domestic and foreign issuers.  FMR analyzes issuers using fundamental and/or quantitative factors and evaluates each security’s current price relative to estimated long-term value..

Fidelity VIP Balanced Portfolio

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.  FMR invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and  preferred stock.  FMR invests in domestic and foreign issuers.  With respect to equity  investments, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more “value” characteristics than “growth” characteristics.

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Fidelity VIP Contrafund® Portfolio

VIP Contrafund® Portfolio seeks long-term capital appreciation.  FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR invests the Portfolio’s assets in securities of companies whose value FMR believes is not fully recognized by the public. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

Fidelity VIP Dynamic Capital Appreciation Portfolio

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.  FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types.  FMR uses on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Fidelity VIP Equity-Income Portfolio

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities and potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.  FMR invests in domestic and foreign issuers.  FMR   uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.  The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.  FMR normally invests at least 80% of the Portfolio’s total assets in equity securities.

Fidelity VIP Growth Portfolio

VIP Growth Portfolio seeks capital appreciation by investing the Portfolio’s assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential.    FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth & Income Portfolio

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.  FMR normally invests a majority of the Portfolio’s assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation.  FMR may also invest the Portfolio’s assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio seeks to provide capital growth.  FMR invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types.  FMR uses fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

Fidelity VIP High Income Portfolio

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

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FMR normally invests The Portfolio’s assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.  FMR may also invest the Portfolio’s assets in non-income producing securities, including defaulted securities and common stocks. FMR invests in domestic and foreign issuers.   FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Investment Grade Bond Portfolio

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities.  FMR allocates assets across different market sectors and maturities, and analyzes a security’s structural features and current pricing, trading opportunities, and the credit quality of the issuer.

Fidelity VIP Mid Cap Portfolio

VIP Mid Cap Portfolio seeks long-term growth of capital.  FMR invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR normally invests at least 80% of the Portfolio’s total assets in securities of companies with medium market capitalizations.  Medium market capitalization companies are those with market capitalization similar to companies in the S&P Mid Cap 400.  FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types, and may potentially invest in companies with smaller or larger market capitalizations.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Overseas Portfolio

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. common stocks. FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

The Franklin Templeton Variable Insurance Products Trust (“Trust”) Funds

Each Fund (or “Portfolio”) is a series of the Trust, which is a mutual fund registered with the SEC.  Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the Funds, as indicated below.

Investment Objectives of the Portfolios.  Below is a summary of the investment objectives of the Franklin Templeton Variable Insurance Products Trust Funds.  There are no guarantees that a  Fund will be able to achieve its objective.  You should read Franklin Templeton VIPT Funds’ prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Portfolio

The FTVIPT Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests predominantly in a broadly diversified portfolio of equity securities that the Portfolio’s manager considers to be financially strong but undervalued by the market.  The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Income Securities Portfolio

The FTVIPT Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects

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for capital appreciation.  The Portfolio normally may invest in both debt and equity securities.  The Portfolio seeks income by investing in corporate,  foreign and U.S. Treasury bonds as well as stocks with dividend yields the advisor believes are attractive.  The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Large Cap Growth Securities Portfolio

The FTVIPT Franklin Large Cap Growth Securities Portfolio seeks capital appreciation.  The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies,  and normally invest predominantly in equity securities.  For this Portfolio, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.  The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Mutual Shares Securities Portfolio

The FTVIPT Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal.  The Portfolio normally invests mainly in equity securities that the advisor believes are undervalued.  The Portfolio normally invests primarily, in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies.  The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC.

FTVIPT Templeton Foreign Securities Portfolio

The FTVIPT Templeton Foreign Securities Portfolio seeks long-term capital growth.  The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities. The investment advisor for this Portfolio is Templeton Investment Counsel, LLC..

FTVIPT Templeton Growth Securities Portfolio

The FTVIPT Templeton Growth Securities Portfolio seeks long-term capital growth.  The Portfolio normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.  The investment advisor for this Portfolio is Templeton Global Advisors Limited.

J.P. Morgan Series Trust II Funds

Each Portfolio of the JPMorgan Series Trust II is a diversified mutual fund registered with the SEC.  J.P. Morgan Investment Management Inc. is the investment advisor to the J.P. Morgan Series Trust II Funds.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the J.P. Morgan Series Trust II.  There is no guarantee that these objectives will be met. You should read the prospectus for J.P. Morgan Series Trust II carefully before investing.

JPMorgan Bond Portfolio

JPMorgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.  Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets, plus the amount of borrowings for investment purposes) in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset backed and mortgage backed securities that the advisor believes have the potential to provide a high total return over time.

JPMorgan International Equity Portfolio

JPMorgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies.  Under normal circumstances the Portfolio invests at least 80% of its assets

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(net assets, plus the amount of borrowings for investment purposes) in equity investments.  The Portfolio will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

MFS Variable Insurance Trust Funds

Each Portfolio of the MFS Variable Insurance Trust is a mutual fund registered with the SEC.  Massachusetts Financial Services Company is the investment advisor to the MFS Funds.

Investment Objectives of the Portfolios.  Below is a summary of the investment objectives and strategies of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. You should read the MFS Variable Insurance Trust Funds’ prospectus carefully before investing.

MFS VIT Capital Opportunities Series

MFS VIT Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities.  The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS VIT Emerging Growth Series

MFS VIT Emerging Growth Portfolio seeks long-term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies.  Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.  Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS VIT Investors Growth Stock Series

MFS VIT Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

MFS VIT Mid Cap Growth Series

MFS VIT Mid Cap Growth Portfolio seeks long-term growth of capital by normally investing at least 80% of its net total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential.  Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio’s investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio’s 80% investment policy.

MFS VIT New Discovery Series

MFS VIT New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies.  Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as

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rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.  While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle.  Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Growth Index at the time of investment.

MFS VIT Total Return Series

MFS VIT Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.  The Portfolio invests in a combination of equity and fixed income securities.  Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities.  The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS’s interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

Putnam Variable Trust Funds

Each Fund is a mutual fund registered with the SEC.  Putnam Investment Management, LLC (“Putnam Management”) serves as the investment advisor of each Portfolio.

Investment Objectives of the Funds.  Below is a summary of the investment objectives of Putnam’s VT Funds.  You should read Putnam’s VT Funds’ prospectus carefully before investing.

Putnam VT Discovery Growth Fund

The Fund seeks long-term growth of capital.  The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

Putnam VT The George Putnam Fund of Boston

The Fund seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds that produce both capital growth and current income.  The Fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks.  Under normal market conditions, the fund invests at least 25% of the Fund’s total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

Putnam VT Growth and Income Fund

The Fund seeks capital growth and current income.  The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both.

Putnam VT International Equity Fund

The Fund seeks capital appreciation.  The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential.  Under normal circumstances, the Fund invests at least 80% of the Fund’s net assets in equity investments.

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Putnam VT Small Cap Value Fund

The Fund seeks capital appreciation.  The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.  Under normal circumstances, the Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

Putnam VT Voyager Fund

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

Touchstone Variable Series Trust Funds

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment advisor of each Fund.  Oppenheimer Capital LLC is the sub-advisor for the VST Balanced Fund.  BAMCO, Inc., a subsidiary of Baron Capital Group, Inc. is the sub-advisor for the VST Baron Small Cap Fund.  Ft. Washington Investment Advisors, Inc. is the sub-advisor for the VST Core Bond, VST High Yield, VST Money Market and VST Value Plus Funds.  Westfield Capital Management Company, LLC and TCW Investment Management Company are the sub-advisors for the VST Mid Cap Growth Fund.  Todd Investment Advisors, Inc. is the sub-advisor for the VST Enhanced Dividend 30 Fund, as well as the VST Aggressive ETF, VST Conservative ETF, VST Enhanced ETF and VST Moderate ETF Funds.  Deutsche Investment Management Americas Inc. is the sub-advisor for the VST Growth & Income Fund.  Eagle Asset Management, Inc. is the sub-advisor for the VST Eagle Capital Appreciation Fund.  Third Avenue Management LLC is the sub-advisor for the VST Third Avenue Value Fund. Touchstone Advisors, Inc., Ft. Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliated with National Integrity Life Insurance Company.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Touchstone Variable Series Trust Funds’ prospectus carefully before investing.

Touchstone VST Balanced Fund

Touchstone VST Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%).  The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries.  In choosing equity securities for the Fund, the portfolio manager will seeks companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company’s intrinsic value.  Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade.   The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

Touchstone VST Baron Small Cap Fund

Touchstone VST Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential.  In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager’s assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 100% over four subsequent years.

Touchstone VST Core Bond Fund

Touchstone VST Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily (at least 80% of assets) in bonds.  The Fund invests in

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mortgage-related securities, asset-backed securities, U.S. government securities and corporate debt securities.  The Fund invests at least 65% of assets in investment grade debt securities, but may invest up to 35% of assets in non-investment grade debt securities rated as low as B.  In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

Touchstone VST Eagle Capital Appreciation Fund

The Touchstone VST Eagle Capital Appreciation Fund seeks long term capital appreciation.  In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index.  It immediately eliminates deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand.  The initial screening leaves about 150 stocks, which are assigned, to the four co-portfolio managers based on sector.  Each portfolio manager then uses fundamental research to develop five year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers.  The portfolio managers generally do not rely on a company’s earnings projection or consensus Wall Street estimates.  Instead, they do their own research.  The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.  The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return.  The team will generally only invest in those stocks ranked in the top third of the valuation model’s rankings.  Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

Touchstone VST Mid Cap Growth Fund

Touchstone VST Mid Cap Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal.  The Fund invests primarily (at least 80% of assets) in common stocks of mid cap companies.  The Fund is sub-advised by two separate management teams that use different style methodologies.  Mid cap growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates.  Mid cap growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

Touchstone VST Enhanced Dividend 30 Fund

Touchstone VST Enhanced Dividend 30 Fund seeks to achieve a total return, which is higher than the total return of the Dow Jones Industrial Average (“DJIA”).  The Fund’s portfolio is based on the 30 stocks that comprise the DJIA.  The DJIA is a measurement of general market price movement for 30 widely held stocks.  The Fund uses a quantitative approach to improve on the index returns, investing in all of the DJIA components, but increasing the weighting of those with the highest dividend yield.  The Fund seeks to overweight the top three highest yielding stocks in the DJIA by adding approximately 8% to the original weight of each, and underweight the remaining 27 stocks of the Dow that have a lower relative dividend yield.

Touchstone VST Growth & Income Fund

Touchstone VST Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries.  The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or

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produce high income payments in the future.  The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

Touchstone VST High Yield Fund

Touchstone VST High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration.  The fund invests primarily (at least 80% of assets) in non-investment grade debt securities of domestic corporations.  Non-investment grade securities are often referred to as “junk bonds” and are considered speculative.

Touchstone VST Money Market Fund

Touchstone VST Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments.  The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

Touchstone VST Third Avenue Value Fund

Touchstone VST Third Avenue Value Fund seeks long-term capital appreciation.  It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the portfolio manager believes is their liquid value.  The Fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities. The mix of the Fund’s investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

Touchstone VST Value Plus Fund

Touchstone VST Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of assets) in common stock of larger companies that the portfolio manager believes are undervalued.  In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value.  These companies may not pay dividends. Approximately 75% of assets will generally be invested in large cap companies and approximately 25% will generally be invested in mid cap companies.

Touchstone Variable Series Trust (VST) ETF Funds

This Part specifically provides information about the Touchstone VST ETF Funds, which are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares® Funds Trust.  Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of Touchstone’s VST ETF Funds is an “index fund,” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each VST ETF Fund allocates its assets among a group of exchange-traded funds in different percentages.  Therefore, each VST ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.  These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs.  The allocation of stocks and bonds in each ETF Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

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As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the VST ETF Funds’ assets invested in stocks or bonds at any given time may be different than that VST ETF Fund’s planned asset allocation model.  Stock and bond markets, and the sub categories of assets within them (value, growth, large cap, small cap etc.) have returns that vary from year to year.  Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models.  The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each Fund’s assets annually (except the VST Enhanced ETF Fund which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect.  The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Touchstone VST Conservative ETF Fund

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation.  The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  For the Conservative Fund that typically results in an allocation of about 65% of assets in bonds and 35% in stocks.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Moderate ETF Fund

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.  The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  For the Moderate Fund that typically results in an allocation of about 60% of assets in stocks and 40% in bonds.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Aggressive ETF Fund

The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  For the Aggressive Fund that typically results in an allocation of about 80% of assets in stocks and 20% in bonds.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Enhanced ETF Fund

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation.  The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  Those asset classes with the

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best relative strength, as measured by their relative performance over the prior six months, are over weighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Van Kampen Life Insurance Trust

Van Kampen Asset Management is the investment advisor for Van Kampen Life Insurance Trust (LIT).

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Van Kampen LIT Funds’ prospectus carefully before investing.

Van Kampen LIT Comstock Portfolio

The Portfolio’s investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.  The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen LIT Emerging Growth Portfolio

The Portfolio’s investment objective is to seek capital appreciation.  Under normal market conditions, the Portfolio’s investment advisor seeks to achieve the Portfolio’s investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment advisor to be emerging growth companies.

Van Kampen Universal Institutional Funds

Morgan Stanley Investment Management Inc. doing business as Van Kampen is the investment advisor for each of the Universal Institutional Funds (UIF).

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Van Kampen Universal Institutional Funds. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Van Kampen UIF Funds’ prospectus carefully before investing.

Van Kampen UIF Emerging Markets Debt Portfolio

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.  Using macroeconomic and fundamental analysis, the advisor seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals.  After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen UIF Emerging Markets Equity Portfolio

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.  The Advisor’s investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value

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orientation.

Van Kampen UIF U.S. Real Estate Portfolio

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”).  The Portfolio focuses on REITs as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions.  The Advisor’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

Fixed Accounts

Interests in contracts attributable to Fixed Accounts haven’t been registered under the 1933 Act, or the 1940 Act. Thus, neither the Fixed Accounts nor our General Account, which guarantees the Fixed Account  values and Death Benefits and Annuity Benefits under those contracts, are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission hasn’t reviewed the disclosure in this prospectus relating to the Fixed Accounts or the General Account. Disclosures regarding the Fixed Accounts or the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options - CURRENTLY NOT AVAILABLE

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put a contribution in a GRO, a Guaranteed Interest Rate is locked in.  We declare the Guaranteed Interest Rate for each duration you select.  The duration of your GRO Account is the Guarantee Period.  Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then current Guaranteed Interest Rate we declare. We won’t declare an interest rate less than the Minimum Interest Rate. Each GRO Account expires at the end of the duration you have selected. See “Renewals of GRO Accounts” below. All contributions you make to a GRO are placed in a non-unitized separate account.  Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO Value. The GRO Value at the expiration of the GRO Account, assuming you haven’t transferred or withdrawn any amounts, will be the amount you contributed plus interest at the Guaranteed Interest Rate less any administrative  charges. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

We may declare an Enhanced Rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This Enhanced Rate will be guaranteed for the Guarantee Period’s first year and declared at the time of purchase.  We can declare and credit Additional Interest based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis.  Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula.  The Enhanced Rate or Additional Interest may not be available in certain states.

Each group of GRO Accounts of the same duration is considered one GRO for Account Value reporting purposes.  For example, when you receive a quarterly statement, all of your three-year GRO Accounts will be shown as one GRO while all of your five-year GRO Accounts will appear as another GRO, even though they may have different maturity dates.  However, you will receive separate notices concerning GRO renewals for each  contribution you have made, since each contribution will have a different maturity date.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

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Allocations to GROs can’t be made under contracts issued in certain states.

Renewals of GRO Accounts. When a GRO Account expires, we’ll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We’ll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can’t be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration.  For example, if your expiring GRO Account was for 10 years and when it expires, we don’t offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires.  You can’t choose, and we won’t renew, a GRO Account that expires after your Retirement Date.

Market Value Adjustments. A Market Value Adjustment is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account.  No Market Value Adjustment is made for free withdrawal amounts (you receive a 10% free withdrawal amount per Contract Year for your GRO Accounts) or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period.  No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules.  In addition, we won’t make a Market Value Adjustment for a Death Benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the Minimum Value. Withdrawal charges, administrative expenses and optional benefit charges, if applicable, can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate.  Generally, if our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value distributed.  On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will generally increase your GRO Value distributed.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

MVA =  GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1],  where

A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn’t equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account will be zero.  If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

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Systematic Transfer Option

We offer a Systematic Transfer Option (STO) that provides a guaranteed interest rate. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected.  You must transfer all STO contributions into other Investment Options within one year of your STO contribution.  Transfers will be made automatically in approximately equal quarterly or monthly installments of not less than $1,000 each. You can’t transfer from other Investment Options into the STO.    We guarantee that the STO’s annual effective interest rate will never be less than the Minimum Interest Rate.  See “Systematic Transfer Program” in Part 8 for details on this program.

PART 4 - DEDUCTIONS AND CHARGES

Separate Account Charges

Integrity deducts a daily mortality and expense charge from the Unit Values equal to an annual effective rate of 1.45% of your Account Value in the Variable Account Options. We can’t increase this daily expense rate without your consent.  Of the 1.45% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.30% for assuming the expense and mortality risk under the contract. The expense risk is the risk that our actual expenses of administering the contracts will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The mortality and expense risk charges compensate us for the mortality and expense risks we assume under the contract. We expect to make a profit from this fee. The relative proportion of the mortality and expense risk charge may be changed, but the total Mortality, Expense Risk and Administrative Fee can’t be increased.

Annual Administrative Charge

We charge an annual administrative charge of $30. This charge is waived if your Account Value is at least $50,000 on the last day of any Contract Year. This charge is deducted pro-rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant’s  death, annuitization, or contract termination during a Contract Year.

Reduction or Elimination of Separate Account or Administrative Charges

We can reduce or eliminate the Separate Account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group and the amount of the contributions.  We won’t unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can’t be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

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State Premium Tax Deduction

We won’t deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we’ll deduct any applicable state premium taxes from the amount available for an Annuity Benefit. State premium taxes currently range up to 4%.

Transfer Charge

If you make more than twelve transfers among your Investment Options during one Contract Year, we will charge your account up to $20 for each additional transfer during that year. Transfer charges don’t apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii)  systematic transfers from the STO, nor will such transfers count towards the twelve free transfers you may make in a Contract Year.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract

You can make contributions of at least $100 at any time up to the Annuitant’s Retirement Date. Your first contribution, however, can’t be less than $1,000 (some states may require a higher initial contribution).

We may limit the total contributions under a contract to $1,000,000 if the Annuitant is age 75 or under or to $500,000 if the Annuitant is age 76 or older. Contributions may also be limited by various laws or prohibited by us for all Annuitants under the contract. If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law.

Contributions are applied to the various Investment Options you select and are used to pay Annuity and Death Benefits.  Each contribution is credited as of the date we have received (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office, provided that at any time you may not have amounts in more than nine Investment Options. In determining the nine Investment Options, each of your GRO Accounts counts as one Investment Option. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. We do not waive this policy for particular investors or classes of investors. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change you want to make, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transaction.  See “Transfers” in Part 5.

Your Account Value

Your Account Value reflects various charges. See Part 4, “Deductions and Charges.”  Annual deductions are made as of the last day of each Contract Year.  Market Value Adjustments, if applicable, are made as

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of the effective date of the transaction. Charges against our Separate Account (mortality and expense risk, administration and optional benefit charges) are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Variable Account Option. The value of contributions made to the Variable Account Options is not guaranteed.  The value of your contributions made to Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See “Guaranteed Rate Options” in Part 3.  If the Account Value goes below $1,000, and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value.  We will notify you in advance and you will be given at least 60 days in which to make additional contributions.  This could vary by state so please refer to your annuity contract for specific information.

Units in Our Separate Account

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Variable Account Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses.

The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won’t vary because of changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer contributions you made to a different Investment Option into that Variable Account Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies and to pay the annual administrative charge.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option at the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day multiplied by the net investment factor for that Variable Account Option on the current day. We determine a net investment factor for each Variable Account Option as follows:

•      First, we take the value of the shares belonging to the Variable Account Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

•      Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•      Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•      Then we divide this amount by the value of the amounts in the Variable Account Option at the close of business on the last day on which a Unit Value was determined (after giving effect to any transactions on that day).

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•      Finally, we subtract a daily asset charge for each calendar day since the last day on which a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is equal to an annual effective rate of 1.45%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the Mortality, Expense Risk and Administrative Fees and any charge for taxes.

Transfers

You may transfer your Account Value among the Variable Account Options and the GROs, subject to Integrity’s transfer restrictions. You can’t make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (that is, to a GRO you haven’t already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Unless you make a transfer from a GRO within 30 days before the expiration of a GRO Guarantee Period, the transfer is subject to a Market Value Adjustment. See “Guaranteed Rate Options” in Part 3. Transfers from GROs will be made according to the order in which contributions were originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a Contract Year.  After those twelve transfers, a charge of up to $20 will apply to each additional transfer during that Contract Year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs, described in Part 8.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service subject to your use of the required personal identifiers. We’ll honor telephone transfer instructions from any person who provides correct identifying information. We aren’t responsible for any fraudulent telephone transfers that we believe to be genuine in accordance with these procedures. You bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn’t change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we’re open for business. You’ll receive the Variable Account Options’ Unit Values as of the close of business on the day you call. Transfer requests received at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or firms that represent multiple contracts will be processed no later than the next Business Day after our Administrative Office receives the requests.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

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We will notify you or your designated representative if your requested transfer is not made.  Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested.  Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market.  Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract.  These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect and prevent all frequent trading.  As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.             Prohibited Transfers.  Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

•              a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five business days, there was a  transfer out of the same Variable Account Option;

•              a transfer request out of an International or High Yield Variable Account Option if, within the preceding five business days, there was a purchase or transfer into the same Variable Account Option.

2.             Allowable Transfers Accompanying A Prohibited Transfer.  We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.             Notification.  We will notify you if your requested transfer is not made.

4.             Revocation of Same-Day Transfer Privileges.  Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

•              If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service.  Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

•              In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service.  The cancellation request will be processed as of the day it is received.

5.             20 Investment Option Transfers Permitted.  You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. Mail, Internet, telephone request, or facsimile.

•              All requests for transfers among your Investment Options in excess of 20 per Contract

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Year must be submitted by regular U.S. mail or overnight mail.  Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended.   If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service.  We will process the cancellation request as of the day we receive it.

•             Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

•             Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.  If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing.  If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios’ investment advisors regarding improper trading.  If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. The withdrawal will be taken from your Investment Options, pro-rata, in the same proportion that their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently.  No withdrawal charges apply to this contract, but Market Value Adjustments and annual administrative charges may apply.  Under some circumstances, the Market Value Adjustment may be waived.

When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested plus any Market Value Adjustments.  The total amount that you receive will be the total amount that you requested, less any applicable tax withholding.  Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored plan, the plan may limit your withdrawals. See Part 7, “Tax Aspects of the Contract.” Residents of certain states may be required to keep a specific minimum account balance after any withdrawals.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. We will withdraw

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the requested payment according to the third party’s instructions, including instructions concerning from which Variable Account Options to withdraw the fee, and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

Assignments

We do not allow partial or collateral assignment of your contract.

Death Benefits

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant’s death, rather than upon the Owner’s death. We’ll pay a Death Benefit to the Annuitant’s surviving beneficiary (or beneficiaries) if the Annuitant dies before annuity payments have started.  If the Annuitant dies at or over age 90 (or after the Contract’s 10th Contract Anniversary, if later), the Death Benefit is the contract Account Value at the end of the Business Day when we receive proof of death.  Similarly, if the Contract was issued on or after the Annuitant’s 86th birthday, the Death Benefit is the Account Value at the end of the Business Day when we receive proof of death.

For Contracts issued before the Annuitant’s 86th birthday, if the Annuitant dies before age 90 (or the Contract’s 10th Contract Anniversary, if later) and before Annuity Benefits have started, the Death Benefit is the highest of:

(a)       your highest Account Value on any Contract Anniversary before the Annuitant’s age 81, plus any subsequent contributions received after that Contract Anniversary and minus an adjustment for any subsequent withdrawals received after that Contract Anniversary;

(b)       total contributions, minus an adjustment for subsequent withdrawals ; and

(c)       your current Account Value on the Business Day we receive due proof of death.

The reductions in the Death Benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a proportional basis with respect to Account Value at the time of withdrawal. We will also adjust the Death Benefit for any applicable charges.

Death Benefits and benefit distributions required under the Code because of your death if you are not the Annuitant can be paid in a lump sum or as an annuity.  If a benefit option hasn’t been selected for the beneficiary at the Annuitant’s death, the beneficiary can select an option. A beneficiary that is not a natural person automatically receives a five-year distribution.

You select the beneficiary of the Death Benefit, referred to as the Annuitant’s Beneficiary in the contract. You also select an Owner’s Beneficiary, who receives any benefit distribution required under the Code upon the death of the owner of an annuity who is not also the annuitant. You may change any beneficiary by sending the appropriate form to the Administrative Office.  If an Annuitant’s Beneficiary doesn’t survive the Annuitant, then the Death benefit is generally paid to the Annuitant’s estate. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and so that spousal continuation can occur, if that is your intention.  You will find more information about spousal continuation in Part 7, “Tax Aspects of the Contract”.

A death benefit won’t be paid after the Annuitant’s death if there is a contingent Annuitant.  In that case, the contingent Annuitant becomes the new Annuitant under the contract.  The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

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Annuity Benefits

All Annuity Benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant’s 98th birthday (the “Maximum Retirement Date”) by writing to the Administrative Office any time before the Maximum Retirement Date.  At or before the Maximum Retirement Date, we must begin paying Annuity Benefits or pay the Surrender Value in a lump sum. Contract terms that apply to the various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages.  If your contract is a qualified retirement plan (including an IRA or TSA), distribution provisions may extend beyond the Maximum Retirement Date.

Annuity Benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Surrender Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an Annuity Benefit other than a lump sum payment will be the Adjusted Account Value, less any pro-rata annual administrative charge, except that the Surrender Value will be the amount applied instead if the Annuity Benefit doesn’t have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment.

Annuities

Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually.  You can’t change or redeem the annuity once payments have begun.  For any annuity, the minimum initial payment must be at least $100 per period.

If you haven’t already selected a form of annuity, within six months prior to your Retirement Date we’ll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity. However, if we don’t receive a completed form from you on or before your Retirement Date, we’ll extend the Retirement Date, subject to the limitations imposed by federal or state law,  until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

We currently offer the following types of annuities, funded through our General Account:

A life and ten years certain annuity is a fixed life income annuity with 10 years of payments guaranteed.

A period certain annuity provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant’s Beneficiary will receive the remaining periodic payments.

A period certain life annuity provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining guaranteed payments will go to the Annuitant’s Beneficiary.

A life income annuity provides fixed payments for the life of the Annuitant, or until the Annuitant and any joint annuitant both die under a joint and survivor annuity.

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Annuity Payments

Fixed annuity payments won’t change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant’s age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we’ll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an annuity or send you partial or total withdrawals, within seven days after we receive the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)   the New York Stock Exchange has been closed or trading on it is restricted;

(2)   an emergency exists so that disposal of securities isn’t reasonably practicable or it isn’t reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3)   the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

We can defer payment of your Fixed Accounts, whether payment is related to partial or total withdrawals or providing an Annuity Benefit, for up to six months.

Death Claims

A death claim will be effective on the Business Day we receive due proof of death.  This means we have received an original certified death certificate and company death claim paperwork that is in good order.  During the period from the date of death until we receive all required paperwork in good order, the amount of the Death Benefit will remain allocated to the Portfolios you chose, so the amount of the Death Benefit will reflect the investment performance of those Portfolios during this period and will be subject to market fluctuations.  Once one beneficiary submits death claim paperwork, the remaining Death Benefit amount will be moved into our General Account until the remaining beneficiaries submit their death claim paperwork.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can’t honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which you can get from our Administrative Office.

PART 6 - VOTING RIGHTS

Voting Rights

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio’s Board of

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Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in the Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We’ll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don’t receive instructions in time from all owners, we’ll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain Qualified Plans, your voting instructions must be communicated to us indirectly, through your employer, but we aren’t responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We’ll vote any Portfolio shares that we’re entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios in which your contributions are invested on the record date set by the Portfolio’s Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by the Portfolio’s Board for the shareholders’ meeting. We count fractional shares. The record date for this purpose can’t be more than 60 days before the shareholders’ meeting.

How Portfolio Shares Are Voted

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn’t needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require owner approval. In that case, you’ll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under “How We Determine Your Voting Shares.”  We’ll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

PART 7 - TAX ASPECTS OF THE CONTRACTS

Introduction

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity’s tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn’t designed to cover all situations and isn’t intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We

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cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. Integrity does not make any guarantee regarding the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Your Contract is an Annuity

Under federal tax law, anyone can purchase an annuity with after-tax dollars.  Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan.  Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (qualified annuity). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

Taxation of Annuities Generally

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution.  Also, an owner is not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can’t defer tax on the annuity’s income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the Annuitant reaches a certain age. The tax implications are different for each type of distribution.  Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn’t taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you annuitize the contract, meaning you receive annuity payments over the lifetime of the Annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner’s investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income.  That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, future payments are entirely ordinary income.  If the Annuitant dies before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax

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rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)   on or after the date on which the taxpayer attains age 59½;

(2)   as a result of the owner’s death;

(3)   part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;

(4)   a result of the taxpayer becoming disabled within the meaning of Code Section 72(m)(7);

(5)   from certain qualified plans (note, however, other penalties may apply);

(6)   under a qualified funding asset (as defined in Section 130(d) of the Code);

(7)   purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;

(8)   under an immediate annuity as defined in Code Section 72(u)(4);

(9)   for the purchase of a first home (distribution up to $10,000);

(10) for certain higher education expenses; or

(11) to cover certain deductible medical expenses, or to cover health insurance premiums if you are unemployed.

Please note that item (8) applies to nonqualified contracts only, and items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply.  See “Withdrawals” in Part 5.

The IRS will treat all annuity contracts issued by Integrity or its affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Distribution-at-Death Rules

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules:  (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner’s death.

If the sole beneficiary is the owner’s spouse, the contract (along with the deferred tax status) may be continued in the spouse’s name as the owner.

Spousal Continuation

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract.  The contract must be structured properly with the owner and annuitant being the same person, no contingent annuitant named and the spouse listed as the owner’s and the annuitant’s sole beneficiary.  We will increase the continued contract’s Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution.  This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.  The surviving spouse continues the contract with its tax deferred earnings and may exercise all rights and privileges under the contract.  When the surviving spouse dies, the Death Benefit will be paid to the surviving spouse’s beneficiary.

We waive any withdrawal charges applicable to full or partial withdrawals made after the spousal continuation is elected for both the existing value and any new contributions.  Certain Investment Options

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or administrative programs, including but not limited to the STO, GRO Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract.  We reserve the right at any time to make changes to continued contracts that are permitted by law.

Diversification Standards

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code.  Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans.  These tax rules vary according to the type of plan and the terms and conditions of the plan itself.  Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The Statement of Additional Information contains general information about the use of contracts with the various types of qualified plans.

Inherited IRAs

This contract may be issued as an inherited IRA.  This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA.  The named beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA.  The tax law does not permit additional premiums to be contributed to an inherited IRA contract.  Also, in order to avoid certain income tax penalties, a minimum required distribution (“MRD”) must be withdrawn each year from an inherited IRA.  The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn from the inherited IRA during the calendar year.

Annuities in Qualified Plans

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages.  For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity.  In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity.  Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as lifetime income payments and death benefit protection.

This contract has enhanced death benefits.  The IRS has not ruled whether an enhanced death benefit could be characterized as life insurance, the amount of which is limited in a code section 401(a), 403(b) or IRA plan.  An employer or qualified plan administrator may want to consult their tax or legal advisor regarding such limitations before using an annuity with an enhanced death benefit in one of these plans.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to

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residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

Impact of Taxes on The Company

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

Transfers Among Investment Options

There won’t be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 8 - ADDITIONAL INFORMATION

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal or an annual percentage to be withdrawn.  The minimum Systematic Withdrawal currently is $100.  Residents of certain states may be required to keep a specific minimum account balance. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

Amounts withdrawn from your GRO Account under the Systematic Withdrawal Program in excess of the GRO free withdrawal amount (you may withdraw up to 10% of your GRO Account each Contract Year as a free withdrawal) will be subject to a Market Value Adjustment if applicable. Withdrawals will be subject to income taxation and may also be subject to the 10% federal tax penalty for early withdrawal and to income taxation.  See Part 7, “Tax Aspects of the Contract.”

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59½.  You won’t have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See “Taxation of Annuities Generally,” in Part 7.  Once you begin receiving distributions, they shouldn’t be changed or stopped until the later of:

•    the date you reach age 59½;  or

•    five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59½ made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59½.  You can elect this option by sending the election form to our Administrative Office.  You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. We’ll calculate the amount of

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the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days’ prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. This program isn’t available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option or Customized Asset Rebalancing Program.

Amounts withdrawn under the Income Plus Withdrawal Program in excess of your GRO free withdrawal amount will be subject to a Market Value Adjustment if applicable.

Choices Plus Minimum Required Distribution Program

We offer a Choices Plus Minimum Required Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70½. Section 401(a)(9)(A) of the Code states that minimum required distributions from an IRA must begin on or before April 1st of the year following the year in which the IRA owner turns 70½.  You won’t have to pay any tax penalty for these withdrawals, but they are subject to ordinary income tax.  See “Taxation of Annuities Generally” in Part 7.

You can choose the Choices Plus Program any time if you’re age 70½ or older.  You can elect this option by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  We’ll calculate the amount of the distribution using current IRS guidance.

This program is open to new contract owners, as well as existing contract owners who are already taking minimum required distributions from their Integrity IRAs. Payments can be made to you by check or by direct deposit.

[THIS SPACE LEFT INTENTIONALLY BLANK]

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Dollar Cost Averaging

Dollar-cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions.  If you choose to dollar-cost average, the amount you invest is always the same.  Thus, you automatically buy more units when the price is low, and fewer when the price is high.  Over time, you may reduce the risk of buying units when their cost is highest, although dollar-cost averaging does not assure a profit and it does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions which you have made to the Money Market Option to one or more other Investment Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Investment Option.  The current minimum transfer to each Investment Option is $250. We won’t charge a transfer charge under our Dollar Cost Averaging Program and these transfers won’t count towards your twelve free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don’t have enough money in the Money Market Option to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will be ended.

Systematic Transfer Program

We also offer a Systematic Transfer Program under which we transfer contributions you have allocated to the STO to one or more other Investment Options on a monthly or quarterly basis.  We’ll transfer your STO contributions in approximately equal installments of at least $1,000 over a one-year period. If you don’t have enough Account Value in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro-rata basis and your enrollment in the program will end. All interest accrued and any Account Value remaining in the STO at the end of the year during which transfers are scheduled to be made will be transferred at the end of that period on a pro-rata basis to the Investment Options you chose for this program. There is no charge for transfers under this program, and these transfers won’t count towards the twelve free transfers you may make in a Contract Year. You cannot transfer account value into the STO.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

Customized Asset Rebalancing

Asset rebalancing allows you to choose a diversified investment mix that is appropriate for your goals and risk tolerance. You may wish to consult with your financial professional when establishing your investment portfolio.  Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing

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occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Investment Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won’t charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won’t count towards your twelve free transfers.

Fixed Accounts aren’t included in the Customized Asset Rebalancing Program. We do not recommend use of the Customized Asset Rebalancing program if you have chosen to participate in an asset allocation model as described above.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day’s prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.

Systematic Contributions

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days’ prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on Integrity.

Table of Contents of Statement of Additional Information

Part 1 - Integrity and Custodian

Part 2 - Distribution of the Contracts

Part 3 - Intentionally Omitted

Part 4 - Performance Information

Part 5 - Determination of Accumulation Values

Part 6 - Distributions Under Tax-Favored Retirement Programs

Part 7 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

Integrity Life Insurance Company

P.O. Box 5720

Cincinnati, Ohio 45202-5720

ATTN: Request for Statement of Additional Information of Separate Account I (IQ)

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Appendix A - Financial Information (Unit Values)

Financial Information for Separate Account I (IQ Integrity)

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period.

	2005	2004	2003	2002	2001	2000	Inception
Fidelity VIP Asset Manager – Service. Class 2
Unit value at beginning of period	$10.43	$10.07	$8.68	$9.68	—	—	$10.00
Unit value at end of period	$10.67	$10.43	$10.07	$8.68	$9.68
Number of units outstanding at end of period	104,457	45,139	21,904	57,386	30,862
Fidelity VIP Balanced – Service Class 2
Unit value at beginning of period	$10.44	$10.08	$8.71	$9.70	—	—	$10.00
Unit value at end of period	$10.86	$10.44	$10.08	$8.71	$9.70
Number of units outstanding at end of period	60,150	84,069	79,518	96,090	36,314
Fidelity VIP Contrafund Fund – Service Class 2
Unit value at beginning of period	$12.23	$10.78	$8.53	$9.58	—	—	$10.00
Unit value at end of period	$14.06	$12.23	$10.78	$8.53	$9.58
Number of units outstanding at end of period	588,379	382,133	244,268	180,863	55,657
Fidelity VIP Dynamic Capital Appreciation – Service Class 2
Unit value at beginning of period	$10.13	$10.15	$8.25	$9.05	—	—	$10.00
Unit value at end of period	$12.05	$10.13	$10.15	$8.25	$9.05
Number of units outstanding at end of period	704	812	707	962	186
Fidelity VIP Equity-Income – Service Class 2
Unit value at beginning of period	$10.76	$9.82	$7.66	$9.38	—	—	$10.00
Unit value at end of period	$11.20	$10.76	$9.82	$7.66	$9.38
Number of units outstanding at end of period	209,485	289,980	293,619	282,074	141,194
Fidelity VIP Growth – Service Class 2
Unit value at beginning of period	$7.74	$7.62	$5.83	$8.49	—	—	$10.00
Unit value at end of period	$8.05	$7.74	$7.62	$5.83	$8.49
Number of units outstanding at end of period	147,356	430,264	255,999	76,925	25,591
Fidelity VIP High Income – Service Class 2						—
Unit value at beginning of period	$12.35	$11.46	$9.17	$9.01	—	—	$10.00
Unit value at end of period	$12.45	$12.35	$11.46	$9.17	$9.01
Number of units outstanding at end of period	348,960	602,007	708,270	113,164	99,319

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	2005	2004	2003	2002	2001	2000	Inception
Fidelity VIP Index 500 – Service Class 2
Unit value at beginning of period	$9.61	$8.84	$7.00	$9.16	—	—	$10.00
Unit value at end of period	$9.91	$9.61	$8.84	$7.00	$9.16
Number of units outstanding at end of period	103,147	135,562	274,517	324,888	67,405
Fidelity VIP Investment Grade Bond – Service. Class 2
Unit value at beginning of period	$11.96	$11.65	$11.27	$10.38	—	—	$10.00
Unit value at end of period	$12.01	$11.96	$11.65	$11.27	$10.38
Number of units outstanding at end of period	383,627	398,412	329,284	560,660	150,406
Fidelity VIP Growth & Income – Service Class 2
Unit value at beginning of period	$9.80	$9.43	$7.75	$9.46	—	—	$10.00
Unit value at end of period	$10.38	$9.80	$9.43	$7.75	$9.46
Number of units outstanding at end of period	98,897	120,336	163,527	140,491	31,624
Fidelity VIP Growth Opportunities – Serv. Cl. 2
Unit value at beginning of period	$9.31	$8.84	$6.93	$9.02	—
Unit value at end of period	$9.97	$9.31	$8.84	$6.93	$9.02	—	$10.00
Number of units outstanding at end of period	16,492	17,675	14,175	5,537	10,710
Fidelity VIP Mid Cap – Service Class 2
Unit value at beginning of period	$15.42	$12.55	$9.21	$10.39	—	—	$10.00
Unit value at end of period	$17.94	$15.42	$12.55	$9.21	$10.39
Number of units outstanding at end of period	221,675	288,342	256,046	239,558	45,433
Fidelity VIP Overseas – Service Class 2
Unit value at beginning of period	$9.92	$8.88	$6.30	$8.04	—	—	$10.00
Unit value at end of period	$11.61	$9.92	$8.88	$6.30	$8.04
Number of units outstanding at end of period	84,207	73,867	56,154	34,917	7,749
Franklin Income Securities – Class 2
Unit value at beginning of period	$14.11	$12.58	—	—	—	—	$10.00
Unit value at end of period	$14.13	$14.11	$12.58
Number of units outstanding at end of period	256,209	114,681	65,500
Franklin Growth & Income Securities – Class 2
Unit value at beginning of period	$12.79	$11.73	—	—	—	—	$10.00
Unit value at end of period	$13.05	$12.79	$11.73
Number of units outstanding at end of period	122,489	155,556	148,985
Franklin Large Cap Growth Securities – Class 2
Unit value at beginning of period	$12.64	$11.89	—	—	—	—	$10.00
Unit value at end of period	$12.59	$12.64	$11.89
Number of units outstanding at end of period	29,273	32,654	10,223
Franklin Mutual Shares Securities – Class 2
Unit value at beginning of period	$13.44	$12.10	—	—	—	—	$10.00
Unit value at end of period	$14.64	$13.44	$12.10
Number of units outstanding at end of period	154,683	140,571	109,658

IQI - 46

	2005	2004	2003	2002	2001	2000	Inception
JPM Bond
Unit value at beginning of period	$11.12	$10.82	$10.59	—	—	—	$10.00
Unit value at end of period	$11.27	$11.12	$10.82	$10.59
Number of units outstanding at end of period	118,699	135,185	186,470	121,947
JPM Mid Cap Value
Unit value at beginning of period	$14.01	$11.75	$9.20	—	—	—	$10.00
Unit value at end of period	$15.08	$14.01	$11.75	$9.20
Number of units outstanding at end of period	48,740	124,888	56,731	17,725
JPM International Equity
Unit value at beginning of period	$12.15	$10.41	$7.98	—	—	—	$10.00
Unit value at end of period	$13.25	$12.15	$10.41	$7.98
Number of units outstanding at end of period	28,549	29,012	20,882	18,640
MFS Capital Opportunities – Service Class
Unit value at beginning of period	$6.94	$6.28	$5.01	$7.25	$9.64	—	$10.00
Unit value at end of period	$6.94	$6.94	$6.28	$5.01	$7.25	$9.64
Number of units outstanding at end of period	90,177	166,242	166,978	261,827	343,200	193,406
MFS Emerging Growth – Service Class
Unit value at beginning of period	$5.46	$4.91	$3.84	$5.89	$9.00	—	$10.00
Unit value at end of period	$5.86	$5.46	$4.91	$3.84	$5.89	$9.00
Number of units outstanding at end of period	90,889	150,730	218,775	138,786	159,444	98,99
MFS Investors Growth Stock – Service Class
Unit value at beginning of period	$6.62	$6.16	$5.10	$7.16	$9.67	—	$10.00
Unit value at end of period	$6.80	$6.62	$6.16	$5.10	$7.16	$9.67
Number of units outstanding at end of period	53,489	77,410	205,149	90,104	75,724	61,262
MFS New Discovery – Service Class
Unit value at beginning of period	$8.43	$8.06	$6.13	$9.12	$9.77	—	$10.00
Unit value at end of period	$8.73	$8.43	$8.06	$6.13	$9.12	$9.77
Number of units outstanding at end of period	37,853	93,938	122,042	127,056	112,282	63,079
MFS Mid Cap Growth – Service Class
Unit value at beginning of period	$6.79	$6.03	$4.48	$8.03	$9.89	—	$10.00
Unit value at end of period	$6.88	$6.79	$6.03	$4.48	$8.03	$9.89
Number of units outstanding at end of period	164,668	203,618	1,088,118	183,509	217,135	86,123
MFS Total Return – Service Class
Unit value at beginning of period	$12.89	$11.78	$10.30	$11.04	$11.21	—	$10.00
Unit value at end of period	$13.03	$12.89	$11.78	$10.30	$11.04	$11.21
Number of units outstanding at end of period	295,816	374,924	390,210	359,958	261,523	59,522
Putnam VT Growth and Income Fund Class 1B
Unit value at beginning of period	$10.11	$9.24	$7.36	$9.22	—	—	$10.00
Unit value at end of period	$10.49	$10.11	$9.24	$7.36	$9.22
Number of units outstanding at end of period	87,059	98,702	126,967	104,400	40,983

IQI - 47

	2005	2004	2003	2002	2001	2000	Inception
Putnam VT International Equity Class 1B
Unit value at beginning of period	$10.57	$9.23	$7.29	$8.98	—	—	$10.00
Unit value at end of period	$11.69	$10.57	$9.23	$7.29	$8.98
Number of units outstanding at end of period	61,000	72,124	68,418	73,815	3,072
Putnam VT Small Cap Value Fund Class 1B
Unit value at beginning of period	$15.14	$12.17	$8.25	$10.25	—	—	$10.00
Unit value at end of period	$15.97	$15.14	$12.17	$8.25	$10.25
Number of units outstanding at end of period	70,103	174,295	103,182	94,501	23,617
Putnam VT Discovery Growth Class 1B
Unit value at beginning of period	$7.92	$7.47	$5.74	$8.27	—	—	$10.00
Unit value at end of period	$8.37	$7.92	$7.47	$5.74	$8.27
Number of units outstanding at end of period	13,085	20,085	26,664	29,423	12,720
Putnam VT Voyager – Class 1B
Unit value at beginning of period	$12.11	$11.70	—	—	—	—	$10.00
Unit value at end of period	$12.62	$12.11	$11.70
Number of units outstanding at end of period	1,741	1,284	2,139
Putnam VT George Putnam Fund – Class 1B
Unit value at beginning of period	$11.88	$11.14	—	—	—	—	$10.00
Unit value at end of period	$12.18	$11.88	$11.14
Number of units outstanding at end of period	6,327	7,775	1,249
Templeton Foreign Securities – Class 2
Unit value at beginning of period	$14.66	$12.55	—	—	—	—	$10.00
Unit value at end of period	$15.92	$14.66	$12.55
Number of units outstanding at end of period	123,851	32,159	24,728
Templeton Growth Securities – Class 2
Unit value at beginning of period	$14.22	$12.43	—	—	—	—	$10.00
Unit value at end of period	$15.25	$14.22	$12.43
Number of units outstanding at end of period	108,937	71,732	8,803
Scudder VIT EAFE Equity Index - Class B
Unit value at beginning of period	$11.93	$10.20	$7.78	—	—	—	$10.00
Unit value at end of period	$11.95	$11.93	$10.20	$7.78
Number of units outstanding at end of period	0	351,475	28,345	22,485
Scudder VIT Equity 500 Index - Class B
Unit value at beginning of period	$11.44	$10.52	$8.35	—	—	—	$10.00
Unit value at end of period	$11.77	$11.44	$10.52	$8.35
Number of units outstanding at end of period	233,293	485,428	94,542	24,950

IQI - 48

	2005	2004	2003	2002	2001	2000	Inception
Scudder VIT Small Cap Index - Class B
Unit value at beginning of period	$12.68	$10.96	$7.61	—	—	—	$10.00
Unit value at end of period	$13.00	$12.68	$10.96	$7.61
Number of units outstanding at end of period	52,382	108,938	44,837	16,898
Touchstone Balanced Fund
Unit value at beginning of period	$11.80	$10.92	$9.11	$10.17	—	—	$10.00
Unit value at end of period	$12.40	$11.80	$10.92	$9.11	$10.17
Number of units outstanding at end of period	119,912	137,914	77,914	64,026	6,226
Touchstone Baron Small Cap
Unit value at beginning of period	$14.20	$11.27	$8.57	—	—	—	$10.00
Unit value at end of period	$15.07	$14.20	$11.27
Number of units outstanding at end of period	233,393	182,590	166,967
Touchstone Core Bond Fund
Unit value at beginning of period	$11.29	$11.09	$10.87	$10.22	—	—	$10.00
Unit value at end of period	$11.31	$11.29	$11.09	$10.87	$10.22
Number of units outstanding at end of period	85,818	80,150	102,544	135,209	8,171
Touchstone Eagle Capital Appreciation
Unit value at beginning of period	$8.35	$7.37	$5.66	$8.26	—	—	$10.00
Unit value at end of period	$8.24	$8.35	$7.37	$5.66	$8.26
Number of units outstanding at end of period	45,316	50,608	77,260	24,712	5,261
Touchstone Emerging Growth Fund(1)
Unit value at beginning of period	$12.39	$11.22	$7.73	$10.10	—	—	$10.00
Unit value at end of period	$14.08	$12.39	$11.22	$7.73	$10.10
Number of units outstanding at end of period	62,871	72,593	52,889	19,428	2,980
Touchstone Enhanced Dividend 30 Fund
Unit value at beginning of period	$9.80	$9.46	$7.28	$9.55	—	—	$10.00
Unit value at end of period	$9.37	$9.80	$9.46	$7.28	$9.55
Number of units outstanding at end of period	28,105	22,813	22,428	2,255	239
Touchstone Growth & Income Fund
Unit value at beginning of period	$11.47	$10.57	$8.07	$9.63	—	—	$10.00
Unit value at end of period	$11.51	$11.47	$10.57	$8.07	$9.63
Number of units outstanding at end of period	41,435	38,034	37,025	11,522	1,399
Touchstone High Yield Fund
Unit value at beginning of period	$13.30	$12.32	$10.08	$9.95	—	—	$10.00
Unit value at end of period	$13.54	$13.30	$12.32	$10.08	$9.95
Number of units outstanding at end of period	86,145	129,819	132,635	106,348	2,457
Touchstone Money Market - Initial Class
Unit value at beginning of period	$10.01	$10.02	—	—	—	—	$10.00
Unit value at end of period	$10.17	$10.01	$10.02
Number of units outstanding at end of period	18,941	103,364	378,713

IQI - 49

	2005	2004	2003	2002	2001	2000	Inception
Touchstone Money Market – Service Class
Unit value at beginning of period	$9.92	$9.96	—	—	—	—	$10.00
Unit value at end of period	$10.06	$9.92	$9.96
Number of units outstanding at end of period	980,164	601,796	765,012
Touchstone Third Avenue Value
Unit value at beginning of period	$13.78	$11.11	$8.04	—	—	—	$10.00
Unit value at end of period	$15.95	$13.78	$11.11
Number of units outstanding at end of period	571,800	518,105	543,050
Touchstone Value Plus Fund
Unit value at beginning of period	$9.73	$8.93	$6.99	$9.67	—	—	$10.00
Unit value at end of period	$9.80	$9.73	$8.93	$6.99	$9.67
Number of units outstanding at end of period	95,474	84,281	92,373	4,954	1,847
Touchstone Aggressive ETF Fund
Unit value at beginning of period	$10.27	—	—	—	—	—	$10.00
Unit value at end of period	$10.59	$10.27
Number of units outstanding at end of period	331,846	472
Touchstone Conservative ETF Fund
Unit value at beginning of period	$10.16	—	—	—	—	—	$10.00
Unit value at end of period	$10.34	$10.16
Number of units outstanding at end of period	79,529	984
Touchstone Enhanced ETF Fund
Unit value at beginning of period	$10.50	—	—	—	—	—	$10.00
Unit value at end of period	$10.97	$10.50
Number of units outstanding at end of period	363,616	102
Touchstone Moderate ETF Fund
Unit value at beginning of period	$10.25	—	—	—	—	—	$10.00
Unit value at end of period	$10.50	$10.25
Number of units outstanding at end of period	188,074	8,012
Van Kampen LIT Comstock- Class 2
Unit value at beginning of period	$14.17	$12.24	—	—	—	—	$10.00
Unit value at end of period	$14.54	$14.17	$12.24
Number of units outstanding at end of period	86,103	114,768	12,695
Van Kampen LIT Emerging Growth - Class 2
Unit value at beginning of period	$12.54	$11.92	—	—	—	—	$10.00
Unit value at end of period	$13.30	$12.54	$11.92
Number of units outstanding at end of period	815	1,295	469
Van Kampen UIF Emerging Markets Debt – Class 1
Unit value at beginning of period	$13.96	$12.87	$10.21	—	—	—	$10.00
Unit value at end of period	$15.45	$13.96	$12.87	$10.21
Number of units outstanding at end of period	46,586	12,101	47,291	28,913

IQI - 50

	2005	2004	2003	2002	2001	2000	Inception
Van Kampen UIF Emerging Market Debt - Class 2
Unit value at beginning of period	$13.49	$12.44	—	—	—	—	$10.00
Unit value at end of period	$14.91	$13.49	$12.44
Number of units outstanding at end of period	15,288	19,987	36,176
Van Kampen UIF Emerging Markets Equity - Class 2
Unit value at beginning of period	$17.42	$14.37	$10.00	—	—	—	$10.00
Unit value at end of period	$22.97	$17.42	$14.37
Number of units outstanding at end of period	46,010	88,113	4,155
Van Kampen UIF US Real Estate
Unit value at beginning of period	$16.35	$12.17	$8.98	—	—	—	$10.00
Unit value at end of period	$18.87	$16.35	$12.17	$8.98
Number of units outstanding at end of period	79,571	79,718	105,007	47,614
Van Kampen U.S. Real Estate - Class 2
Unit value at beginning of period	$17.69	$13.19	—	—	—	—	$10.00
Unit value at end of period	$20.36	$17.69	$13.19
Number of units outstanding at end of period	29,955	28,098	13,048

(1) Portfolio changed its name to Touchstone Mid Cap Growth effective 5-1-06

IQI - 51

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period for contracts issued prior to May 1, 2001.

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception
Fidelity VIP Asset Manager – Service Class
Unit value at beginning of period	$10.05	$9.68	$8.33	$9.27	$9.83	$10.39	—	—	—	—	$10.00
Unit value at end of period	$10.29	$10.05	$9.68	$8.33	$9.27	$9.83	$10.39
Number of units outstanding at end of period	33,834	31,065	35,533	41,404	49,120	125,061	92,970
Fidelity VIP Balanced – Service Class
Unit value at beginning of period	$9.95	$9.58	$8.27	$9.20	$9.50	$10.08	—	—	—	—	$10.00
Unit value at end of period	$10.36	$9.95	$9.58	$8.27	$9.20	$9.50	$10.08
Number of units outstanding at end of period	21,574	36,446	46,885	66,110	73,393	62,409	42,745
Fidelity VIP Contrafund – Service Class
Unit value at beginning of period	$11.91	$10.48	$8.28	$9.28	$10.74	$11.69	—	—	—	—	$10.00
Unit value at end of period	$13.71	$11.91	$10.48	$8.28	$9.28	$10.74	$11.69
Number of units outstanding at end of period	214,429	208,080	250,757	285,855	261,984	215,173	48,186
Fidelity VIP Equity Income – Service Class
Unit value at beginning of period	$11.21	$10.21	$7.96	$9.73	$10.40	$9.74	—	—	—	—	$10.00
Unit value at end of period	$11.68	$11.21	$10.21	$7.96	$9.73	$10.40	$9.74
Number of units outstanding at end of period	101,506	154,487	174,723	226,250	196,054	126,919	57,338
Fidelity VIP Growth – Service Class
Unit value at beginning of period	$8.30	$8.15	$6.23	$9.06	$11.17	$12.75	—	—	—	—	$10.00
Unit value at end of period	$8.64	$8.30	$8.15	$6.23	$9.06	$11.17	$12.75
Number of units outstanding at end of period	111,834	257,024	319,754	295,807	332,455	257,217	67,751
Fidelity VIP Growth & Income – Service Class
Unit value at beginning of period	$9.36	$8.99	$7.38	$8.98	$10.00	$10.54	—	—	—	—	$10.00
Unit value at end of period	$9.92	$9.36	$8.99	$7.38	$8.98	$10.00	$10.54
Number of units outstanding at end of period	42,073	81,522	102,659	120,053	187,021	167,679	73,671
Fidelity VIP Growth Opportunities – Service Class
Unit value at beginning of period	$7.14	$6.76	$5.29	$6.88	$8.16	$10.00	—	—	—	—	$10.00
Unit value at end of period	$7.66	$7.14	$6.76	$5.29	$6.88	$8.16	$10.00
Number of units outstanding at end of period	24,451	32,241	42,990	44,412	75,917	56,851	34,458

IQI - 52

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception
Fidelity VIP High Income – Service Class
Unit value at beginning of period	$9.12	$8.46	$6.76	$6.62	$7.62	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.22	$9.12	$8.46	$6.76	$6.62	$7.62	$10.00
Number of units outstanding at end of period	149,636	254,283	607,902	485,197	509,939	119,433	26,381
Fidelity VIP Index 500 - Initial Class
Unit value at beginning of period	$9.26	$8.50	$6.71	—							$10.00
Unit value at end of period	$9.57	$9.26	$8.50	$6.71	—	—	—	—	—	—
Number of units outstanding at end of period	115,513	$150,234	230,142	274,216
Fidelity Investment Grade Bond – Initial Class
Unit value at beginning of period	$13.58	$13.19	$12.73	$11.70	$10.95	$9.99	—	—	—	—	$10.00
Unit value at end of period	$13.68	$13.58	$13.19	$12.73	$11.70	$10.95	$9.99
Number of units outstanding at end of period	118,547	132,828	185,250	252,408	280,441	85,713	9,111
Fidelity VIP Mid Cap – Service Class
Unit value at beginning of period	$25.75	$20.95	$15.34	$17.28	$18.14	$13.79	—	—	—	—	$10.00
Unit value at end of period	$30.01	$25.75	$20.95	$15.34	$17.28	$18.14	$13.79
Number of units outstanding at end of period	88,298	111,462	131,299	130,782	129,550	112,494	2,245
Fidelity VIP Overseas – Service Class
Unit value at beginning of period	$10.46	$9.35	$6.63	$8.44	$10.88	$13.66	—	—	—	—	$10.00
Unit value at end of period	$12.26	$10.46	$9.35	$6.63	$8.44	$10.88	$13.66
Number of units outstanding at end of period	20,947	30,112	45,917	21,275	25,396	33,445	27,274
Touchstone Money Market – Initial Class
Unit value at beginning of period	$10.01	$10.02	$10.06	$10.05	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.14	$10.01	$10.02	$10.06	$10.05
Number of units outstanding at end of period	637,521	24,104	33,377	101,889	85,315

IQI - 53

The table shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit value at the beginning and end of each period for contracts issued prior to May 1, 1999.

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception
Fidelity VIP Asset Mgr - Initial Class
Unit value at beginning of period	$31.34	$30.12	$25.88	$28.74	$30.38	$32.05	$29.25	$25.77	$21.65	$19.15	$10.00
Unit value at end of period	$32.17	$31.34	$30.12	$25.88	$28.74	$30.38	$32.05	$29.25	$25.77	$21.65
Number of units outstanding at end of period	493,089	617,806	614,717	751,058	988,470	1,296,886	1,723,306	2,454,761	2,687,060	2,708,795
Fidelity VIP Balanced - Initial Class
Unit value at beginning of period	$13.52	$13.00	$11.19	$12.43	$12.80	$13.56	$13.15	$11.33	—	—	$10.00
Unit value at end of period	$14.11	$13.52	$13.00	$11.19	$12.43	$12.80	$13.56	$13.15	$11.33
Number of units outstanding at end of period	163,180	199,475	242,743	271,742	375,571	373,993	366,568	300,468	124,495
Fidelity VIP Contrafund - Initial Class
Unit value at beginning of period	$32.01	$27.70	$22.17	$24.79	$28.64	$31.09	$25.36	$19.78	$16.15	$13.50	$10.00
Unit value at end of period	$36.92	$32.01	$27.70	$22.17	$24.79	$28.64	$31.09	$25.36	$19.78	$16.15
Number of units outstanding at end of period	782,558	928,147	966,395	1,282,002	1,776,951	2,510,755	2,827,81	3,185,222	2,782,642	2,382,588
Fidelity VIP Equity Income — Initial Class
Unit value at beginning of period	$46.78	$42.52	$33.07	$40.37	$43.06	$40.25	$38.37	$34.85	$27.57	$24.46	$10.00
Unit value at end of period	$48.86	$46.78	$42.52	$33.07	$40.37	$43.06	$40.25	$38.37	$34.85	$27.57
Number of units outstanding at end of period	702,132	882,626	1,099,380	1,264,748	1,693,579	1,753,605	2,434,119	3,398,759	3,512,365	2,977,444
Fidelity VIP Growth - Initial Class
Unit value at beginning of period	$50.77	$49.78	$37.99	$55.09	$67.82	$77.23	$56.96	$41.39	$33.98	$30.03	$10.00
Unit value at end of period	$52.99	$50.77	$49.78	$37.99	$55.09	$67.82	$77.23	$56.96	$41.39	$33.98
Number of units outstanding at end of period	405,728	530,966	687,548	779,446	1,162,768	1,597,597	1,747,063	1,942,238	2,026,809	2,311,771
Fidelity VIP Growth & Income - Initial Class
Unit value at beginning of period	$14.96	$14.33	$11.74	$14.27	$15.85	$16.67	$15.48	$12.11	—	—	$10.00
Unit value at end of period	$15.88	$14.96	$14.33	$11.74	$14.27	$15.85	$16.67	$15.48
Number of units outstanding at end of period	588,530	748,450	563,523	612,322	890,091	1,141,475	1,477,124	1,438,416
Fidelity VIP Growth Opportunities - Initial Class
Unit value at beginning of period	$10.85	$10.26	$8.01	$10.39	$12.31	$15.04	$14.62	$11.90	—	—	$10.00
Unit value at end of period	$11.66	$10.85	$10.26	$8.01	$10.39	$12.31	$15.04	$14.62	$11.90
Number of units outstanding at end of period	210,099	298,169	377,108	459,355	737,029	797,984	1,043,627	1,094,151	458,320
Fidelity VIP High Inc. - Initial Class
Unit value at beginning of period	$16.05	$14.84	$11.82	$10.97	$10.69	$16.89	$16.28	$15.64	$15.03	$14.46	$10.00
Unit value at end of period	$16.26	$16.05	$14.84	$11.82	$10.97	$10.69	$16.89	$16.28	$15.64	$15.03
Number of units outstanding at end of period	454,892	615,149	974,039	865,018	776,343	503,908	3,247,596	3,190,762	2,298,303	1,839,938

IQI - 54

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception
Fidelity VIP Index 500 - Initial Class
Unit value at beginning of period	$27.87	$25.54	$20.16	$26.29	$30.32	$33.89	$28.50	$22.51	$17.20	$14.20	$10.00
Unit value at end of period	$28.82	$27.87	$25.54	$20.16	$26.29	$30.32	$33.89	$28.50	$22.51	$17.20
Number of units outstanding at end of period	544,143	762,172	990,761	1,129,777	1,741,723	2,184,782	2,467,236	2,724,341	2,028,663	1,207,882
Fidelity VIP Investment Grade Bond - Initial Class
Unit value at beginning of period	$28.55	$27.71	$26.70	$24.53	$22.93	$20.89	$21.40	$19.93	$18.53	$18.20	$10.00
Unit value at end of period	$28.79	$28.55	$27.71	$26.70	$24.53	$22.93	$20.89	$21.40	$19.93	$18.53
Number of units outstanding at end of period	345,833	424,169	661,887	1,009,874	1,076,601	774,901	1,010,650	1,235,812	834,294	807,207
Fidelity VIP Overseas - Initial Class
Unit value at beginning of period	$23.96	$21.38	$15.11	$19.22	$24.71	$30.97	$22.01	$19.79	$17.98	$16.10	$10.00
Unit value at end of period	$28.14	$23.96	$21.38	$15.11	$19.22	$24.71	$30.97	$22.01	$19.79	$17.98
Number of units outstanding at end of period	354,884	436,837	517,207	645,875	872,237	1,214,146	1,327,100	1,813,403	2,066,717	1,792,964

Units shown include contracts offered under the marketing names IQ and Grandmaster.

IQI - 55

Appendix B

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

Contribution:	$50,000.00

GRO Account duration:	7 Years

Guaranteed Interest Rate:	5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under “Table of Annual Fees and Expenses” in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed for the purposes of these examples that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we do not declare a rate for the exact time remaining, we will use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account.

Example of a Downward Market Value Adjustment:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and we are then crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

-$3,192.67 = -0.0551589 X $57,881.25

Thus, the amount payable on a full withdrawal (the Market Adjusted Value) would be:

$54,688.58 = $57,881.25 - $3,192.67

Example of an Upward Market Value Adjustment:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we are then crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

.0290890 = [(1 + .05)48/12 / (1 + ..04 + .0025)48/12] - 1

IQI - 56

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

$1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

$59,564.96 = $57,881.25 + $1,683.71

Thus, the amount payable on a full withdrawal would be:

$59,564.96 = $57,881.25 + $1,683.71

Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account.  Also, the Market Value Adjustment can never decrease the Account Value below premium plus 3% interest, before any applicable charges.  Account values less than $50,000 will be subject to a $30 annual charge.

IQI - 57

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2006

FOR

IQ THE SMART ANNUITY

FLEXIBLE PREMIUM VARIABLE ANNUITY

ISSUED BY

INTEGRITY LIFE INSURANCE COMPANY

AND

FUNDED THROUGH ITS SEPARATE ACCOUNT I

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2006. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company (“Integrity”), P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

PART 1 - INTEGRITY AND CUSTODIAN

Integrity Life Insurance Company (Integrity) is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities.  Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202.  Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (“W&S”), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

Integrity is the custodian for the shares of the Funds owned by the Separate Account.  The Funds’ shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody’s Investor Service, Standard & Poor’s Corporation, Fitch, or other recognized rating services.  Integrity is currently rated “A++” (Superior) by A.M. Best Company, “AA+” (Very Strong) by Standard & Poor’s Corporation, “Aa2” (Excellent) by Moody’s Investors Service, Inc., and “AA+” (Very Strong) by Fitch.  However, Integrity doesn’t guarantee the investment performance of the portfolios, and these ratings don’t reflect protection against investment risk.

Tax Status of Integrity

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the Code).  Since the Separate Account isn’t a separate entity from Integrity, and its operations form a part of Integrity, it isn’t taxed separately as a “regulated investment company” under Subchapter M of the Code.  Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the accumulation value.  Under existing federal income tax law, the Separate Account’s investment income, including realized net capital gains, isn’t taxed to Integrity.  Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. (“Touchstone Securities”), 220 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and indirect subsidiary of W&S and an affiliate of Integrity, is the principal underwriter of the contracts.  Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc.  The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 7.5% of initial contribution and 7% of additional contributions, plus .50% trail commission paid on Account Value after the 8th Contract Year. Products sold through different distribution channels have different compensation structures, and in certain cases, we may pay no distribution allowance at all. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $20,409,914 in 2005, $19,986,052 in 2004, and $19,514,638 in 2003.  Touchstone Securities didn’t retain distribution allowances during these years.  Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods. Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on premiums paid, but no more than .25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret Grant, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, First Financial Planners, and Sterne, Agee & Leach. We also pay Linsco/Private Ledger .40% on separate account assets for which their registered representatives are agents of record.

PART 3 - Intentionally Omitted

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PART 4 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders.  The Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders.  Performance information is computed separately for each Option in accordance with the formulas described below.  We may also  report performance information for the PortfolioNavigatorsSM models described above.  At any time in the future, total return and yields may be higher or lower than in the past.  Historical performance does not predict future results.

Total Returns

Total returns reflect all aspects of the return of Variable Account Option (Option), including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values.  For purposes of charges not based upon a percentage of contract values, an average account value of $50,000 has been used.

3

Quotations also will assume a termination (surrender) at the end of the particular. Any total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those that currently apply under the contract.  Total returns may be shown at the same time that do not take into account deduction of the annual administrative charge.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.  Investors should realize that the Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown.  Average annual returns are calculated pursuant to the following formula:  P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields

Some Options may advertise yields.  Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the Money Market Option.  Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.  Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = {(Base Period Return) + 1)365/7} – 1

Performance Comparisons

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor’s Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (Lipper) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds.  Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis.  Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron’s, Business Week, CDA Technologies, Inc., Changing Times, Consumer’s Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert’s Financial Digest,

4

Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stanger’s Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of an Option’s shares against certain widely recognized standards or indices for stock and bond market performance.  The following are the indices against which the Options may compare performance:

The Standard & Poor’s Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43.  The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included.  The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns.  The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks.  Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available.  Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks.  The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization.  The index is priced monthly.

The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government.  Mortgage-backed securities, flower bonds and foreign-targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the Lehman Government/Corporate Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/ Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years.  Total return comprises price appreciation/depreciation and income as a percentage of the original investment.  Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

5

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter.  It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks.  It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues.  It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers’ World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more.  The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA.  It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market.  The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year.  SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization.  The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization.  The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index.  The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Stocks, Bonds, Bills and Inflation, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

6

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand.  Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million.  All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue’s Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by  Integrity or any of the portfolio advisers derived from such indices or averages.

Individualized Computer Generated Illustrations

Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options.  Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).  We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading.  The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern Time.  Each Option’s accumulation unit value is calculated separately.  For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units.  Securities are valued using the amortized cost method of valuation, which approximates market value.  Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity.  Cash, receivables and current payables are generally carried at their face value.

PART 5 – DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMS

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70-1/2 or (ii) the calendar year in which the employee retires.  Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70-1/2.  Certain TSA funds can be deferred until age 75  Additional distribution rules apply after the participant’s death.  If you don’t take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Owners of traditional IRAs and five percent owners must begin distributions by age 70-1/2.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

7

Distributions from a tax-favored plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional  IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202 is our independent registered public accounting firm and serves as independent registered public accounting firm of the Separate Account.  Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of the Separate Account as of December 31, 2005, and for the periods indicated in the financial statements and the statutory-basis financial statements of Integrity as of and for the years ended December 31, 2005 and 2004 included in this SAI have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports included herein.

The financial statements of Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of Integrity to meet its obligations under the contract.  They should not be considered as relating to the investment performance of the assets held in the Separate Account.

8

PROSPECTUS

IQ3 The Smart Annuity

Flexible Premium Variable Annuity

issued by Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity contract offered by Integrity Life Insurance Company (Integrity), a subsidiary of The Western and Southern Life Insurance Company, through Integrity Separate Account I. The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. You may allocate contributions to different investment options within our Separate Account I, referred to as Variable Account Options, or to our Fixed Accounts, or both. Together, the Variable Account Options and Fixed Accounts are referred to as Investment Options. There is no sales load on the contracts.

Your contributions to the Variable Account Options are invested in shares of one or more of the following Portfolios:

DWS Scudder Investment Funds
DWS Equity 500 Index VIP Fund
DWS Small Cap Index VIP Fund

Fidelity ®VIP Funds
Fidelity VIP Asset ManagerSM Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio

Franklin Templeton VIP Trust
FTVIPT Franklin Growth and Income Securities Fund
FTVIPT Franklin Income Securities Fund
FTVIPT Franklin Large Cap Growth Securities Fund
FTVIPT Mutual Shares Securities Fund
FTVIPT Templeton Foreign Securities Fund
FTVIPT Templeton Growth Securities Fund

J.P. Morgan Series Trust II
JPMorgan Bond Portfolio
JPMorgan International Equity Portfolio

MFS Variable Insurance Trust
MFS VIT Capital Opportunities Series
MFS VIT Emerging Growth Series
MFS VIT Investors Growth Stock Series
MFS VIT Mid Cap Growth Series
MFS VIT New Discovery Series
MFS VIT Total Return Series

Putnam Variable Trust
Putnam VT Discovery Growth Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT Small Cap Value Fund
Putnam VT Voyager Fund

Touchstone Variable Series Trust
Touchstone VST Balanced Fund
Touchstone VST Baron Small Cap Fund
Touchstone VST Core Bond Fund
Touchstone VST Eagle Capital Appreciation Fund
Touchstone VST Enhanced Dividend 30 Fund
Touchstone VST Growth & Income Fund
Touchstone VST High Yield Fund
Touchstone VST Mid Cap Growth Fund
Touchstone VST Money Market Fund
Touchstone VST Third Avenue Value Fund
Touchstone VST Value Plus Fund
Touchstone VST Aggressive ETF Fund
Touchstone VST Conservative ETF Fund
Touchstone VST Enhanced ETF Fund
Touchstone VST Moderate ETF Fund

Van Kampen Life Investment Trust (LIT) and Universal Institutional Funds (UIF)
Van Kampen LIT Comstock Portfolio
Van Kampen LIT Emerging Growth Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio
Van Kampen UIF Emerging Markets Equity Portfolio
Van Kampen UIF U.S. Real Estate Portfolio

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We also offer Guaranteed Rate Options (GROs) and a Systematic Transfer Option (STO), together referred to as Fixed Accounts. GUARANTEED RATE OPTIONS ARE NOT CURRENTLY AVAILABLE.

The contribution you make to a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A Market Value Adjustment will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO can’t be decreased by a Market Value Adjustment below an amount equal to your allocation into a GRO account, less prior withdrawals, plus interest credited at the Minimum Interest Rate, less administrative fees or charges (Minimum Value). The annual administrative charge may apply, and may invade principal. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You must transfer all contributions you make to the six-month STO into other Investment Options within six months and transfer all contributions you make to the twelve-month STO within one year of contribution. Transfers from the six-month STO must be made monthly. Transfers from the twelve-month STO may be made on a monthly or quarterly basis.

This prospectus contains information about the contracts that you should know before you invest. Read this prospectus and any supplements, and retain them for future reference.

For further information and assistance, contact our Administrative Office.

A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2006, has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Part 9 of this prospectus.

These securities haven’t been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You can review and copy information about IQ3 The Smart Annuity at the SEC’s Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about IQ3 The Smart Annuity on the SEC’s Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20459-0102.

The contract is not a deposit or obligation of, or guaranteed by, any bank, nor is it insured by the FDIC. It is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

The date of this Prospectus is May 1, 2006.

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Part 7 - Voting Rights
Voting Rights	38
How We Determine Your Voting Shares	39
How Portfolio Shares Are Voted	39
Separate Account Voting Rights	39

Part 8 - Tax Aspects of the Contract
Introduction	39
Your Contract is an Annuity	39
Taxation of Annuities Generally	40
Distribution-at-Death Rules	41
Spousal Continuation	41
Diversification Standards	41
Tax-Favored Retirement Programs	41
Inherited IRAs	42
Annuities in Qualified Plans	42
Federal and State Income Tax Withholding	42
Impact of Taxes on the Company	42
Transfers Among Investment Options	42

Part 9 - Additional Information
Systematic Withdrawal Program	42
Income Plus Withdrawal Program	43
Choices Plus Minimum Required Distribution Program	43
Dollar Cost Averaging	44
Systematic Transfer Program	45
Customized Asset Rebalancing	45
Systematic Contributions	45
Legal Proceedings	45
Table of Contents of Statement of Additional Information	46

Part 10 – Prior Contracts
Prior Contracts	46

Appendix A - Financial Information for Separate Account I (Unit Values)	50
Appendix B - Illustration of Market Value Adjustment	61
Appendix C - Enhanced Earnings Benefit Calculation Example	63

Disclaimer:

iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI’s only relationship to Integrity is the licensing of certain trademarks and trade names of BGI. Integrity’s variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of Integrity’s variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of Integrity’s variable annuity products.

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Glossary

1933 Act - the Securities Act of 1933, which is the federal securities law that governs registration of securities with the Securities and Exchange Commission.

1940 Act - the Investment Company Act of 1940, which is the federal securities law that governs most aspects of the operations of separate accounts like the one established by Integrity Life Insurance Company to support the sale and administration of this variable annuity.

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Additional Interest - interest on your contributions in excess of the Guaranteed Interest Rate that we may declare and credit based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

Administrative Office - References in this prospectus to our administrative office refer to: Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45202-5720. Our express mail address is Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202-3341. You may also call us at 1-800-325-8583.

Annuitant - the person upon whose life an Annuity Benefit and Death Benefit are based. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

Annuity Benefit - amount paid on the Retirement Date.

Business Day – any day that the New York Stock Exchange is open.

Code - the Internal Revenue Code of 1986, as amended.

Contract Anniversary - occurs once annually on the same day as the Contract Date. The Contract Anniversary is the first day of each Contract Year.

Contract Date - the date we issue you the contract. It is shown on the schedule page of your contract.

Contract Year - each consecutive twelve-month period beginning on the Contract Date and ending on the day before the Contract Anniversary.

Death Benefit – benefit paid to a named beneficiary on the death of the Annuitant.

Enhanced Rate - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

Exchange Traded Fund- a mutual fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.

Fixed Accounts - Guaranteed Rate Options and the Systematic Transfer Option.

Fund of Funds- A Portfolio that invests in other mutual funds.

Gain – Account Value less Net Premiums.

General Account - the account that contains all of our assets other than those held in Separate Accounts.

Guarantee Period - the duration of your GRO Account.

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Guaranteed Interest Rate – a fixed annual effective interest rate that we declare for the duration of the Fixed Account option you select. Subsequent allocations to any Fixed Account may receive a different interest rate than prior allocations.

Guaranteed Rate Option (GRO) - a Fixed Account which offers durations of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

GRO Value – the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven’t withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate less any optional contact feature or administrative charges.

Investment Options – Variable Account Options and Fixed Accounts, collectively.

Market Value Adjustment (“MVA”) – an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals in excess of your 10% free withdrawal amount per Contract Year, surrenders, transfers and certain other transactions made before the GRO Account expires.

Minimum Interest Rate – the lowest interest rate we can declare for a Fixed Account at any time while the contract is in effect. Your Minimum Interest Rate is stated in your contract.

Minimum Value – an amount equal to your net allocation to a GRO Account, less withdrawals (including any associated charges and adjustments), less transfers out of a GRO Account, plus interest accumulated at the Minimum Interest Rate, less any administrative or optional contract feature charges.

Net Premiums –Contributions less an adjustment for any withdrawals.

Portfolio - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

Retirement Date – The Retirement Date is the date you choose for your Annuity Benefit to be paid. Subject to federal and state law, the latest Retirement Date you can choose is the last Annuitant’s 100th birthday. We refer to this as the “Maximum Retirement Date”.

Separate Account- Separate Account consists of assets that are segregated by Integrity and invested in Variable Account Options.

Surrender Value - your Adjusted Account Value reduced by any pro-rata annual administrative charges that may apply.

Systematic Transfer Option (STO) – a Fixed Account that allows you to make contributions to a six-month or twelve-month STO which must be transferred from the STO into other Investment Options within the six or twelve month period you chose. The STO provides a guaranteed fixed interest rate that is effective for the STO period selected. More information about this program is located in Part 8 of this prospectus.

Unit – a measure of your ownership interest in a Variable Account Option.

Unit Value – the value of each Unit calculated on any Business Day.

Variable Account Options – the various Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in one Portfolio.

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PART 1 - SUMMARY

Your Variable Annuity Contract

In this prospectus, “we,” “our,” “us,” and “the Company” mean Integrity Life Insurance Company (Integrity). The terms “you” and “your” mean the owner. The owner has all of the rights under the contract. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The first death of one of the joint owners will determine the timing of distributions. Under this contract, the Annuitant is the person upon whose life the Annuity Benefit and Death Benefit are based.

You can invest for retirement by buying the IQ3 The Smart Annuity if you complete an Application form and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution and below the maximum allowed contribution discussed below.

Your Benefits

Your contract has an Account Value, an Annuity Benefit, and a Death Benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual rules for taxation of annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor. The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules. While the contract provides certain benefits when used with a tax-favored retirement program, it provides no additional benefit with regard to tax deferral, as these programs are already tax-deferred.

How Your Contract is Taxed

Under the current tax laws, any increases in the value of your contributions won’t be considered part of your taxable income until you make a withdrawal. Generally, distributions are comprised of taxable income distributed first, followed by tax-free return of basis. If you annuitize your contract, each distribution will be based on an exclusion ratio of taxable earnings to tax-free return of basis. Therefore, part of each Annuity Benefit payment will be the tax-free return of your investment in the contract. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. In certain cases, you can make a withdrawal without paying the 10% federal tax penalty. For more information about withdrawals that are exempt from the federal tax penalty, see Part 8, “Tax Aspects of the Contract - Taxation of Annuities Generally.”

Your Contributions

The minimum initial contribution is $1,000 (some states may require a higher initial contribution). Additional contributions can be as little as $100. See “Contributions Under Your Contract” in Part 5.

Your Investment Options

You may have your contributions placed in a combination of the variable and fixed Investment Options. To select Investment Options most suitable for you, see Part 3, “Your Investment Options.”

The Variable Account Options invest in shares of mutual funds, each of which is referred to as a Portfolio. Each Variable Account Option and its corresponding Portfolio share the same investment goal. For example, if your investment goal is to save money for retirement, you might choose a growth oriented Variable Account Option, which invests in a growth Portfolio. The value of your Variable Account Options will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio’s prospectus and Statement of Additional Information.

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Account Value, Adjusted Account Value, Surrender Value and Minimum Account Value

Your Account Value consists of the value of your Fixed Accounts added to the value of your Variable Account Options. Your Adjusted Account Value is your Account Value, as increased or decreased by any Market Value Adjustments. Your Adjusted Account Value in the GROs can never be decreased below the Minimum Value. You’ll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Part 3, “Your Investment Options.” Your Surrender Value is equal to your Adjusted Account Value, minus the pro-rata portion of the annual administrative charge, separate account charges and optional benefit charges, if applicable. See “Charges and Fees” below. If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least sixty (60) days in which to make additional contributions.

Transfers

You may transfer all or any part of your Account Value among the Investment Options, although some restrictions apply. You can find these in Part 5, “Transfers.” Any transfer must be at least $250. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) the six or twelve month Systematic Transfer Option. All of these programs are discussed in Part 9. If you make more than twelve transfers between your Investment Options in one Contract Year, your account will be charged up to $20 for each transfer after the first twelve. All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail.

Charges and Fees

An annual administrative expense charge of $30 is deducted from your Account.

A daily charge at an effective annual rate of 1.45% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks and certain administrative expenses. The charge will never be greater than this unless you select an optional contract feature. For more information, see Part 4, “Deductions and Charges” and Part 6, “Optional Contract Features.”

Investment management fees and other expenses are deducted from amounts the Separate Account invested in the Portfolios. Management fees can’t be increased without the consent of shareholders. See “Table of Annual Fees and Expenses” below and “Your Investment Options” in Part 3.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be at least $300. No withdrawal charges apply.

Your Initial Right to Revoke (Free Look Period)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we’ll return your contract value (contributions net any investment performance and applicable daily charges), which may be more or less than your initial contribution depending upon the investment experience of the Investment Options you selected. You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force. If the law requires, upon cancellation we’ll return all of your contributions without any adjustment. We’ll return the amount of any contribution to the Guaranteed Rate Option upon cancellation. Please see Part 4, “Deductions and Charges” for more information.

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Risk/Return Summary: Investments and Risks

Variable Annuity Investment Goals

The investment goals of the IQ 3 The Smart Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and quality portfolio management.

Risks

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. Most of the Portfolios invest in common stocks. You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines. There’s also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus for the corresponding Portfolio.

Table of Annual Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying and owning the contract. This contract has no withdrawal charges. The first table describes the fees and expenses that you will pay at the time you buy the contract, or transfer Account Value among Investment Options.(1)

Contract Owner Transaction Expenses

Sales Load on Purchases	$0
Transfer Charge (assessed after 12 transfers in one Contract Year)(2)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

Annual Administrative Charge

Annual Administrative Charge	$30

Separate Account Annual Expenses

(as a percentage of Separate Account value)

Mortality and Expense Risk Charge	1.30%
Administrative Expenses	.15%
Base Contract Total Separate Account Annual Expenses	1.45%

Optional Death Benefit Charge	.20%
Optional Enhanced Earnings Benefit Charge, Issue Age 70-79.50%
Highest Possible Total Separate Account Annual Charges if These Options Elected	2.15%

(1)If you elect an Annuity Benefit, we’ll deduct any state premium taxes required by your state law from the amount available for the Annuity Benefit. State premium taxes currently range up to 4%.

(2) After the first twelve transfers during a Contract Year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers. See “Deductions and Charges – Transfer Charge” in Part 4 for more detail.

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Optional Contract Expenses

Death Benefit Option (charges are assessed to the Separate Account only)

Optional Death Benefit	0.20%
Total Separate Account Charges with Optional Death Benefit	1.65%

Enhanced Earnings Benefit (charges are assessed to Account Value in both the Separate and Fixed Accounts)

Issue Age	Annual Cost
0-59.20%
Total Account Value Charges with EEB	1.65%

60-69.40%
Total Account Value Charges with EEB	1.85%

70-79.50%
Total Account Value Charges with EEB	1.95%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract. More detail concerning each of the Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses

The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios’ assets, including management fees, distribution or 12b-1 fees and other expenses are:

Minimum: 0.72%	Maximum: 2.60%

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements

(as a percentage of average net assets in each Portfolio)

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Total Annual Expenses
DWS Equity 500 Index VIP Fund: Class B(1),(1a)	0.19%	0.25%	0.28%	0.72%
DWS Small Cap Index VIP Fund: Class B(1a),(2)	0.35%	0.25%	0.16%	0.76%
Fidelity VIP Asset Manager: Serv. Class 2(3)	0.52%	0.25%	0.13%	0.90%
Fidelity VIP Balanced: Serv. Class 2(3)	0.42%	0.25%	0.16%	0.83%
Fidelity VIP Contrafund: Serv. Class 2(3)	0.57%	0.25%	0.09%	0.91%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2(3)	0.57%	0.25%	0.36%	1.18%
Fidelity VIP Equity-Income: Serv. Class 2(3)	0.47%	0.25%	0.09%	0.81%
Fidelity VIP Growth: Serv. Class 2(3)	0.57%	0.25%	0.10%	0.92%
Fidelity VIP Growth & Income: Serv. Class 2(3)	0.47%	0.25%	0.12%	0.84%
Fidelity VIP Growth Opportunities: Serv. Class 2(3)	0.57%	0.25%	0.14%	0.96%
Fidelity VIP High Income: Serv. Class 2	0.57%	0.25%	0.13%	0.95%
Fidelity VIP Investment Grade Bond: Serv. Class 2	0.36%	0.25%	0.12%	0.73%
Fidelity VIP Mid Cap: Serv. Class 2(3)	0.57%	0.25%	0.12%	0.94%
Fidelity VIP Overseas: Serv. Class 2(3)	0.72%	0.25%	0.17%	1.14%
Franklin Growth and Income Securities Fund: Class 2	0.48%	0.25%	0.03%	0.76%
Franklin Income Securities Fund: Class 2	0.46%	0.25%	0.02%	0.73%
Franklin Large Cap Growth Securities Fund: Class 2	0.73%	0.25%	0.03%	1.01%
Mutual Shares Securities Fund: Class 2	0.60%	0.25%	0.18%	1.03%
Templeton Foreign Securities: Class 2(4)	0.65%	0.25%	0.17%	1.07%
Templeton Growth Securities: Class 2	0.75%	0.25%	0.07%	1.07%

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Portfolio	Management Fees	12b-1 Fee	Other Expenses	Total Annual Expenses
JP Morgan Bond Portfolio,(5)	0.30%	0.00%	0.45%	0.75%
JP Morgan International Equity Portfolio(5)	0.60%	0.00%	0.60%	1.20%
MFS VIT Capital Opportunities Series: Service Class(6),(7)	0.75%	0.25%	0.23%	1.23%
MFS VIT Emerging Growth Series: Service Class(7)	0.75%	0.25%	0.13%	1.13%
MFS VIT Investors Growth Stock Series: Service Class(7)	0.75%	0.25%	0.15%	1.15%
MFS VIT Mid Cap Growth Series: Service Class(7)	0.75%	0.25%	0.17%	1.17%
MFS VIT New Discovery Series: Service Class(7)	0.90%	0.25%	0.16%	1.31%
MFS VIT Total Return Series: Service Class(7)	0.75%	0.25%	0.09%	1.09%
Putnam VT Discovery Growth: Class IB(8)	0.70%	0.25%	0.47%	1.42%
Putnam VT The George Putnam Fund of Boston: Class IB	0.62%	0.25%	0.10%	0.97%
Putnam VT Growth and Income Fund: Class IB	0.49%	0.25%	0.05%	0.79%
Putnam VT International Equity Fund: Class IB	0.75%	0.25%	0.18%	1.18%
Putnam VT Small Cap Value Fund: Class IB	0.76%	0.25%	0.08%	1.09%
Putnam VT Voyager Fund: Class IB	0.57%	0.25%	0.06%	0.88%
Touchstone Balanced Fund(9)	0.80%	0.00%	0.51%	1.31%
Touchstone Baron Small Cap Fund(9)	1.05%	0.00%	0.54%	1.59%
Touchstone Core Bond Fund(9)	0.55%	0.00%	0.44%	0.99%
Touchstone Eagle Capital Appreciation Fund(9)	0.75%	0.00%	0.47%	1.22%
Touchstone Enhanced Dividend 30 Fund(9)	0.65%	0.00%	0.52%	1.17%
Touchstone Growth & Income Fund(9)	0.80%	0.00%	0.49%	1.29%
Touchstone High Yield Fund(9)	0.50%	0.00%	0.47%	0.97%
Touchstone Mid Cap Growth Fund(9), (10)	0.80%	0.00%	0.53%	1.33%
Touchstone Money Market Fund, Service Class(9)	0.18%	0.25%	0.39%	0.82%
Touchstone Third Avenue Value Fund(9)	0.80%	0.00%	0.36%	1.16%
Touchstone Value Plus Fund(9)	0.75%	0.00%	0.65%	1.40%
Touchstone Aggressive ETF Fund(9),(11)	0.40%	0.00%	1.06%	1.46%
Touchstone Conservative ETF Fund(9),(11)	0.40%	0.00%	2.20%	2.60%
Touchstone Enhanced ETF Fund(9),(11)	0.40%	0.00%	0.96%	1.36%
Touchstone Moderate ETF Fund(9),(11)	0.40%	0.00%	1.01%	1.41%
Van Kampen LIT Comstock: Class II	0.56%	0.25%	0.03%	0.84%
Van Kampen LIT Emerging Growth: Class II	0.70%	0.25%	0.07%	1.02%
Van Kampen UIF Emerging Markets Equity: Class 2(12)	1.25%	0.35%	0.41%	2.01%
Van Kampen UIF Emerging Markets Debt: Class 1	0.75%	0.00%	0.34%	1.09%
Van Kampen UIF U.S. Real Estate: Class 1	0.75%	0.00%	0.28%	1.03%

(1) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.53% for Class B until April 30, 2009.

(1a) Fees have been restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(2) From June 1, 2006 through September 30, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund, to the extent necessary, to maintain the fund’s operating expenses at a ratio no higher than 0.733% for Class B, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organization and offering expenses.

(3) A portion of the brokerage commissions that each Fidelity VIP Fund pays may be reimbursed and used to reduce that fund’s expenses, and through arrangements with the Portfolios’ custodian or transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. In addition, as to the Dynamic Capital Appreciation Portfolio, the manager has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses exceed 1.10%. These arrangements may be discontinued at any time. As a result of these reimbursements and arrangements, the net expenses reported for these Portfolios are as follows:

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Fidelity Portfolio	Net Total Expenses after Arrangements Described Above
Fidelity VIP Asset Manager: Serv. Class 2	0.89%
Fidelity VIP Balanced: Serv. Class 2	0.80%
Fidelity VIP Contrafund: Serv. Class 2	0.89%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2	1.02%
Fidelity VIP Equity-Income: Serv. Class 2	0.80%
Fidelity VIP Growth: Serv. Class 2	0.88%
Fidelity VIP Growth & Income: Serv. Class 2	0.79%
Fidelity VIP Growth Opportunities: Serv. Class 2	0.92%
Fidelity VIP Mid Cap: Serv. Class 2	0.89%
Fidelity VIP Overseas: Serv. Class 2	1.07%

(4) The manager has agreed to reduce its fees to reflect reduced services resulting from the Portfolio’s investment in a proprietary money fund. The reduction is required by the Portfolio’s Board of Trustees and an SEC order. After the reduction of 0.05%, the net total expenses reported for the Portfolio are 1.02%.

(5) Reflects a written agreement pursuant to which the Portfolios’ Administrator agrees to reimburse the Portfolios to the extent that total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.75% (Bond Portfolio) or 1.20% (International Equity Portfolio) of their daily net assets through April 30, 2007. In addition, the Portfolios’ service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

(6) MFS has contractually agreed to bear the series’ expenses such that “Other Expenses” do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series’ investing activities. This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees, which oversees the series.

(7) Each series has an expense offset arrangement that reduces the series’ custodial fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series’ expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, “Total Annual Expenses” would be lower.

(8) The advisor has contractually agreed until at least December 31, 2006 to waive its fees and/or reimburse expenses in order to limit net expenses to 1.13% for the Discovery Growth Portfolio.

(9) The advisor has contractually agreed until at least December 31, 2006 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

Touchstone Variable Series Trust Funds	Net Total Expenses after Arrangements Described Above
Balanced Portfolio	0.90%
Baron Small Cap Portfolio	1.54%
Core Bond Portfolio	0.75%
Eagle Capital Appreciation Portfolio	1.05%
Mid Cap Growth Portfolio	1.15%
Enhanced Dividend 30 Portfolio	0.75%
Growth & Income Portfolio	0.85%
High Yield Portfolio	0.80%
Money Market Portfolio	0.54%
Third Avenue Value Portfolio	1.05%
Value Plus Portfolio	1.15%
Aggressive ETF Portfolio	0.70%
Conservative ETF Portfolio	0.69%
Enhanced ETF Portfolio	0.77%
Moderate ETF Portfolio	0.69%

(10) Prior to May 1, 2006, this Portfolio was called the Touchstone Emerging Growth Fund.

(11) By investing in the Touchstone ETF Funds, you will indirectly bear fees and expenses charged by underlying Exchange Traded Funds in which the Portfolio invests, in addition to the Portfolio’s direct fees

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and expenses. Those additional expenses will be approximately 0.19%, for a total of 0.69% for the Conservative and Moderate Funds, 0.20% for a total of 0.70% for the Aggressive Fund and 0.27%. for a total of 0.77% for the Enhanced Fund and are shown as part of the net expenses of each Portfolio in the chart below.

(12) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the advisor. The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the “Operating Expense Limitation” to 1.70% for the Emerging Markets Equity Class 2. The advisor may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the 12b-1 fees for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion.

NOTE: We have entered into agreements with the investment advisors or distributors of each of the Portfolios. Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the Portfolios or their investment advisors pay fees to us that are usually based on an annual percentage of the average daily net assets of the Portfolios. These agreements may be different for each Portfolio or each group of Portfolios managed by the same investment advisor, and may include fees paid by investment advisors or under a distribution and/or servicing plan adopted by a Portfolio pursuant to Rule 12b-1 under the 1940 Act.

Example

The examples that follow are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include maximum contract owner transaction expenses, contract fees, Separate Account annual expenses, and Portfolio fees and expenses.

Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$521.84	$1,562.30	$2,598.46	$5,169.98

If you annuitize at the end of the applicable period:

1 year	3 years	5 years	10 years
$521.84	$1,562.30	$2,598.46	$5,169.98

If you do not surrender the contract:

1 year	3 years	5 years	10 years
$521.84	$1,562.30	$2,598.46	$5,169.98

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PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive office is in Cincinnati, Ohio. We are authorized to sell life insurance and annuities in 47 states and the District of Columbia. We sell flexible premium variable annuities which may offer features and investment options other than those offered in this contract, fixed single premium annuities, and fixed flexible premium annuities offering fixed guaranteed interest rates. Integrity is a subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

The Separate Account and the Variable Account Options

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (the SEC). SEC registration doesn’t mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Variable Account Options from time to time. The Variable Account Options currently available to you are listed in Part 3, “Your Investment Options.”

Assets of Our Separate Account

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Owners under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts.

Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our General Account.

Distribution of Contracts

Touchstone Securities, Inc. (Touchstone) serves as the principal underwriter for the securities issued by the Separate Account. Touchstone Securities, Inc. is an indirect subsidiary of The Western and Southern Life Insurance Company, which is our parent company. Touchstone’s principal business address is 303 Broadway, Cincinnati, Ohio, 45202. The contracts will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided. In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation. Promotional incentives may change at any time. We may also pay a third-party broker-dealer additional fees to ensure that firm’s registered representatives have access, or preferred access, to our products. Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. You will find more information about the compensation we pay in the Statement of Additional Information.

Changes In How We Operate

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable law or regulation. We’ll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

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•             add Investment Options to, or remove Investment Options from, our Separate Account, combine two or more Variable Account Options within our Separate Account, or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•             register or end the registration of the Separate Account under the 1940 Act;

•             operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity under the 1940 Act);

•             restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;

•             cause one or more Variable Account Option(s) to invest in a mutual fund other than or in addition to the Portfolios;

•             operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we’ll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

The Variable Account Options

Each Variable Account Option invests in the Portfolio (or “Fund”) with the corresponding name. The investment objective, advisor and subadvisor, if any, of each Portfolio is described below. Management fees and other expenses deducted from each Portfolio are described in that Portfolio’s prospectus. Each of the Portfolios’ investment advisors compensates us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisors’ assets. We do not provide preferential treatment or access to distribution for investment advisors or the Portfolios they manage based on the differing levels of compensation paid to us. For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-325-8583.

DWS Scudder Investments VIP Funds

The investment advisor for the DSW Scudder Investments VIP Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM’s presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

Investment Objectives of the Portfolios. Following is a summary of the investment objectives of the DWS Investments VIP Funds. We can’t guarantee that these objectives will be met. You should read the DWS Investments VIP Funds’ prospectuses carefully before investing.

DWS Equity 500 Index VIP Fund

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

DWS Small Cap Index VIP Fund

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole. The Index includes the reinvestment of all distributions and is not available for direct investment.

Fidelity®VIP Funds

The Portfolios’ Investment Advisor, Fidelity Management & Research Company (FMR) is a registered investment advisor under the Investment Advisers Act of 1940. FMR serves as the investment advisor to

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each Portfolio.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives and strategies of the Fidelity’s VIP Fund Portfolios. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Fidelity’s VIP Funds’ prospectus carefully before investing.

Fidelity VIP Asset ManagerSM Portfolio

VIP Asset ManagerSM Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. FMR invests in domestic and foreign issuers. FMR analyzes issuers using fundamental and/or quantitative factors and evaluates each security’s current price relative to estimated long-term value.

Fidelity VIP Balanced Portfolio

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. FMR invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock. FMR invests in domestic and foreign issuers. With respect to equity investments, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more “value” characteristics than “growth” characteristics.

Fidelity VIP Contrafund® Portfolio

VIP Contrafund® Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio’s assets in securities of companies whose value FMR believes is not fully recognized by the public. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

Fidelity VIP Dynamic Capital Appreciation Portfolio

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Fidelity VIP Equity-Income Portfolio

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities and potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. FMR invests in domestic and foreign issuers. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500 Index. FMR normally invests at least 80% of the Portfolio’s total assets in equity securities.

Fidelity VIP Growth Portfolio

VIP Growth Portfolio seeks capital appreciation by investing the Portfolio’s assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition,

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its industry position, and market and economic conditions.

Fidelity VIP Growth & Income Portfolio

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio’s assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio’s assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. FMR uses fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

Fidelity VIP High Income Portfolio

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. FMR normally invests the Portfolio’s assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. FMR may also invest the Portfolio’s assets in non-income producing securities, including defaulted securities and common stocks. FMR invests in domestic and foreign issuers. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.,

Fidelity VIP Investment Grade Bond Portfolio

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities. FMR allocates assets across different market sectors and maturities, and analyzes a security’s structural features and current pricing, trading opportunities, and the credit quality of the issuer.

Fidelity VIP Mid Cap Portfolio

VIP Mid Cap Portfolio seeks long-term growth of capital. FMR invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. FMR normally invests at least 80% of the Portfolio’s total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those with market capitalization similar to companies in the S&P Mid Cap 400. FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types, and may potentially invest in companies with smaller or larger market capitalizations. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Overseas Portfolio

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. common stocks. FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

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The Franklin Templeton Variable Insurance Products Trust (“Trust”) Funds

Each Fund (or “Portfolio”) is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the Funds, as indicated below.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Franklin Templeton Variable Insurance Products Trust Funds. There are no guarantees that a Fund will be able to achieve its objective. You should read Franklin Templeton VIPT Funds’ prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Portfolio

The FTVIPT Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests predominantly in a broadly diversified portfolio of equity securities that the Portfolio’s manager considers to be financially strong but undervalued by the market. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Income Securities Portfolio

The FTVIPT Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally may invest in both debt and equity securities. The Portfolio seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the advisor believes are attractive. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Large Cap Growth Securities Portfolio

The FTVIPT Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, and normally invest predominantly in equity securities. For this Portfolio, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Mutual Shares Securities Portfolio

The FTVIPT Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal. The Portfolio normally invests mainly in equity securities that the advisor believes are undervalued. The Portfolio normally invests primarily, in undervalued stocks and to a lesser extent in, risk arbitrage securities and distressed companies. The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC.

FTVIPT Templeton Foreign Securities Portfolio

The FTVIPT Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities. The investment advisor for this Portfolio is Templeton Investment Counsel, LLC.

FTVIPT Templeton Growth Securities Portfolio

The FTVIPT Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. The investment advisor for this Portfolio is Templeton Global Advisors Limited.

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J.P. Morgan Series Trust II Funds

Each Portfolio of the JPMorgan Series Trust II is a diversified mutual fund registered with the SEC.  J.P. Morgan Investment Management Inc. is the investment advisor to the J.P. Morgan Series Trust II Funds.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the J.P. Morgan Series Trust II.  There is no guarantee that these objectives will be met. You should read the prospectus for J.P. Morgan Series Trust II carefully before investing.

JPMorgan Bond Portfolio

JPMorgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.  Under normal circumstances, the Portfolio invests at least 80% of its (net assets, plus the amount of borrowings for the investment purposes) in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset backed and mortgage backed securities that the advisor believes have the potential to provide a high total return over time.

JPMorgan International Equity Portfolio

JPMorgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies.  Under normal circumstances the Portfolio invests at least 80% of its assets (net assets, plus the amount of borrowings for investment purposes) in equity investments.  The Portfolio will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

MFS Variable Insurance Trust Funds

Each Portfolio of the MFS Variable Insurance Trust is a mutual fund registered with the SEC.  Massachusetts Financial Services Company is the investment advisor to the MFS Funds.

Investment Objectives of the Portfolios.  Below is a summary of the investment objectives and strategies of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. You should read the MFS Variable Insurance Trust Funds’ prospectus carefully before investing.

MFS VIT Capital Opportunities Series

MFS VIT Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities.  The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS VIT Emerging Growth Series

MFS VIT Emerging Growth Portfolio seeks long-term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies.  Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.  Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS VIT Investors Growth Stock Series

MFS VIT Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for

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long-term growth.

MFS VIT Mid Cap Growth Series

MFS VIT Mid Cap Growth Portfolio seeks long-term growth of capital by normally investing at least 80% of its net total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential.  Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Mid Cap Growth Index range at the time of the Portfolio’s investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Mid Cap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio’s 80% investment policy.

MFS VIT New Discovery Series

MFS VIT New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies.  Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.  While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle.  Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Growth Index at the time of investment.

MFS VIT Total Return Series

MFS VIT Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.  The Portfolio invests in a combination of equity and fixed income securities.  Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities.  The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS’s interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

Putnam Variable Trust Funds

Each Fund is a mutual fund registered with the SEC.  Putnam Investment Management, LLC (“Putnam Management”) serves as the investment advisor of each Portfolio.

Investment Objectives of the Funds.  Below is a summary of the investment objectives of Putnam’s VT Funds.  You should read Putnam’s VT Funds’ prospectus carefully before investing.

Putnam VT Discovery Growth Fund

The Fund seeks long-term growth of capital.  The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

Putnam VT The George Putnam Fund of Boston

The Fund seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds that produce both capital growth and current income.  The Fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks.  Under normal market conditions, the fund invests at least 25% of the Fund’s total assets in fixed-income

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securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

Putnam VT Growth and Income Fund

The Fund seeks capital growth and current income.  The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both.

Putnam VT International Equity Fund

The Fund seeks capital appreciation.  The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential.  Under normal circumstances, the Fund invests at least 80% of the Fund’s net assets in equity investments.

Putnam VT Small Cap Value Fund

The Fund seeks capital appreciation.  The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.  Under normal circumstances, the Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

Putnam VT Voyager Fund

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

Touchstone Variable Series Trust Funds

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment advisor of each Fund.  Oppenheimer Capital LLC is the sub-advisor for the VST Balanced Fund.  BAMCO, Inc., a subsidiary of Baron Capital Group, Inc. is the sub-advisor for the VST Baron Small Cap Fund.  Ft. Washington Investment Advisors, Inc. is the sub-advisor for the VST Core Bond, VST High Yield, VST Money Market and VST Value Plus Funds.  Westfield Capital Management Company, LLC and TCW Investment Management Company are the sub-advisors for the VST Mid Cap Growth Fund.  Todd Investment Advisors, Inc. is the sub-advisor for the VST Enhanced Dividend 30 Fund, as well as the VST Aggressive ETF, VST Conservative ETF, VST Enhanced ETF and VST Moderate ETF Funds.  Deutsche Investment Management Americas Inc. is the sub-advisor for the VST Growth & Income Fund.  Eagle Asset Management, Inc. is the sub-advisor for the VST Eagle Capital Appreciation Fund.  Third Avenue Management LLC is the sub-advisor for the VST Third Avenue Value Fund.  Touchstone Advisors, Inc., Ft. Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliated with National Integrity Life Insurance Company.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Touchstone Variable Series Trust Funds’ prospectus carefully before investing.

Touchstone VST Balanced Fund

Touchstone VST Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%).  The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries.  In choosing equity securities for the Fund, the portfolio manager will seeks companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company’s intrinsic value.  Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade.   The portfolio manager will focus on higher yielding

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securities, but will also consider expected movements in interest rates and industry position.

Touchstone VST Baron Small Cap Fund

Touchstone VST Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential.  In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager’s assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 100% over four subsequent years.

Touchstone VST Core Bond Fund

Touchstone VST Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily (at least 80% of assets) in bonds.  The Fund invests in mortgage-related securities, asset-backed securities, U.S. government securities and corporate debt securities.  The Fund invests at least 65% of assets in investment grade debt securities, but may invest up to 35% of assets in non-investment grade debt securities rated as low as B.  In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

Touchstone VST Eagle Capital Appreciation Fund

The Touchstone VST Eagle Capital Appreciation Fund seeks long term capital appreciation.  In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index.  It immediately eliminates deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand.  The initial screening leaves about 150 stocks, which are assigned, to the four co-portfolio managers based on sector.  Each portfolio manager then uses fundamental research to develop five year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers.  The portfolio managers generally do not rely on a company’s earnings projection or consensus Wall Street estimates.  Instead, they do their own research.  The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.  The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return.  The team will generally only invest in those stocks ranked in the top third of the valuation model’s rankings.  Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

Touchstone VST Mid Cap Growth Fund

Touchstone VST Mid Cap Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal.  The Fund invests primarily (at least 80% of assets) in common stocks of mid cap companies.  The Fund is sub-advised by two separate management teams that use different style methodologies.  Mid cap growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates.  Mid cap growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

Touchstone VST Enhanced Dividend 30 Fund

Touchstone VST Enhanced Dividend 30 Fund seeks to achieve a total return that is higher than the total return of the Dow Jones Industrial Average (“DJIA”).  The Fund’s portfolio is based on the 30 stocks that

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comprise the DJIA.  The DJIA is a measurement of general market price movement for 30 widely held stocks.  The Fund uses a quantitative approach to improve on the index returns, investing in all of the DJIA components, but increasing the weighting of those with the highest dividend yield.  The Fund seeks to overweight the top three highest yielding stocks in the DJIA by adding approximately 8% to the original weight of each, and underweight the remaining 27 stocks of the Dow that have a lower relative dividend yield.

Touchstone VST Growth & Income Fund

Touchstone VST Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries.  The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future.  The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

Touchstone VST High Yield Fund

Touchstone VST High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration.  The fund invests primarily (at least 80% of assets) in non-investment grade debt securities of domestic corporations.  Non-investment grade securities are often referred to as “junk bonds” and are considered speculative.

Touchstone VST Money Market Fund

Touchstone VST Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments.  The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

Touchstone VST Third Avenue Value Fund

Touchstone VST Third Avenue Value Fund seeks long-term capital appreciation.  It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the portfolio manager believes is their liquid value.  The Fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities. The mix of the Fund’s investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

Touchstone VST Value Plus Fund

Touchstone VST Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of assets) in common stock of larger companies that the portfolio manager believes are undervalued.  In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value.  These companies may not pay dividends. Approximately 75% of assets will generally be invested in large cap companies and approximately 25% will generally be invested in mid cap companies.

Touchstone Variable Series Trust (VST) ETF Funds

This Part specifically provides information about the Touchstone VST ETF Funds, which are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares® Funds Trust.  Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their

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market price. Each exchange-traded fund that is held by one of Touchstone’s VST ETF Funds is an “index fund,” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each VST ETF Fund allocates its assets among a group of exchange-traded funds in different percentages.  Therefore, each VST ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.  These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs.  The allocation of stocks and bonds in each ETF Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the VST ETF Funds’ assets invested in stocks or bonds at any given time may be different than that VST ETF Fund’s planned asset allocation model.  Stock and bond markets, and the sub categories of assets within them (value, growth, large cap, small cap etc.) have returns that vary from year to year.  Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models.  The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each Fund’s assets annually (except the VST Enhanced ETF Fund which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect.  The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Touchstone VST Conservative ETF Fund

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation.  The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  For the Conservative Fund that typically results in an allocation of about 65% of assets in bonds and 35% in stocks.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Moderate ETF Fund

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.  The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  For the Moderate Fund that typically results in an allocation of about 60% of assets in stocks and 40% in bonds.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Aggressive ETF Fund

The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  For the Aggressive Fund that typically results in an allocation of about 80% of assets in stocks and 20% in bonds.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government

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securities, commercial paper, and repurchase agreements.

Touchstone VST Enhanced ETF Fund

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation.  The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are over weighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Van Kampen Life Insurance Trust

Van Kampen Asset Management is the investment advisor for Van Kampen Life Insurance Trust (LIT).

Investment Objectives of the Portfolios.  Below is a summary of the investment objectives and strategies of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Van Kampen LIT  Portfolios prospectus carefully before investing.

Van Kampen LIT Comstock Portfolio

The Portfolio’s investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.  The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen LIT Emerging Growth Portfolio

The Portfolio’s investment objective is to seek capital appreciation.  Under normal market conditions, the Portfolio’s investment advisor seeks to achieve the Portfolio’s investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment advisor to be emerging growth companies.

Van Kampen Universal Institutional Funds

Morgan Stanley Investment Management Inc. doing business as Van Kampen is the investment advisor for each of the Universal Institutional Funds (UIF).

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Van Kampen Universal Institutional Funds. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Van Kampen UIF Funds’ prospectus carefully before investing.

Van Kampen UIF Emerging Markets Debt Portfolio

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.  Using macroeconomic and fundamental analysis, the advisor seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals.  After the country allocation is determined, the sector and security selection is made within each country.

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Van Kampen UIF Emerging Markets Equity Portfolio

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.  The Advisor’s investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Van Kampen UIF U.S. Real Estate Portfolio

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”).  The Portfolio focuses on REITs as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions.  The Advisor’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

Fixed Accounts

Interests in contracts attributable to Fixed Accounts haven’t been registered under the 1933 Act, or the 1940 Act. Thus, neither the Fixed Accounts nor our General Account, which guarantees the Fixed Account values and Death Benefits and Annuity Benefits under those contracts, are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission hasn’t reviewed the disclosure in this prospectus relating to the Fixed Accounts or the General Account. Disclosures regarding the Fixed Accounts or the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options CURRENTLY NOT AVAILABLE

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put a contribution in a GRO, a Guaranteed Interest Rate is locked in.  We declare the Guaranteed Interest Rate for each duration you select.  The duration of your GRO Account is the Guarantee Period.  Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then current Guaranteed Interest Rate we declare. We won’t declare an interest rate less than the Minimum Interest Rate. Each GRO Account expires at the end of the duration you have selected. See “Renewals of GRO Accounts” below. All contributions you make to a GRO are placed in a non-unitized separate account.  Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO Value. The GRO Value at the expiration of the GRO Account, assuming you haven’t transferred or withdrawn any amounts, will be the amount you contributed plus interest at the Guaranteed Interest Rate less any administrative or optional contract feature charges. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

We may declare an Enhanced Rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This Enhanced Rate will be guaranteed for the Guarantee Period’s first year and declared at the time of purchase.  We can declare and credit Additional Interest based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis.  Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula.  The Enhanced Rate or Additional Interest may not be available in certain states.

Each group of GRO Accounts of the same duration is considered one GRO for Account Value reporting purposes.  For example, when you receive a quarterly statement, all of your three-year GRO Accounts

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will be shown as one GRO while all of your five-year GRO Accounts will appear as another GRO, even though they may have different maturity dates.  However, you will receive separate notices concerning GRO renewals for each  contribution you have made, since each contribution will have a different maturity date.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

Renewals of GRO Accounts. When a GRO Account expires, we’ll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We’ll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can’t be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration.  For example, if your expiring GRO Account was for 10 years and when it expires, we don’t offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires.  You can’t choose, and we won’t renew, a GRO Account that expires after your Retirement Date.

Market Value Adjustments. A Market Value Adjustment is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account.  No Market Value Adjustment is made for free withdrawal amounts (you receive a 10% free withdrawal amount per Contract Year for your GRO Accounts) or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period.  No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules.  In addition, we won’t make a Market Value Adjustment for a Death Benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the Minimum Value. Withdrawal charges, administrative expenses and optional benefit charges, if applicable, can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate.  Generally, if our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value distributed.  On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will generally increase your GRO Value distributed.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

MVA =  GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1],  where

A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn’t equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account will be zero.  If for any reason we are no longer declaring current Guaranteed Interest

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Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

Systematic Transfer Option

We offer a Systematic Transfer Option (STO) that provide a guaranteed interest rate. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected.  You must transfer all STO contributions into other Investment Options within either six months or one year of your STO contribution, depending on which STO option you select.  Transfers will be made automatically in approximately equal quarterly (one-year option only) or monthly installments of not less than $1,000 each. You can’t transfer from other Investment Options into the STO.  We guarantee that the STO’s annual effective interest rate will never be less than the Minimum Interest Rate.  See “Systematic Transfer Program” in Part 9 for details on this program.

PART 4 - DEDUCTIONS AND CHARGES

Separate Account Charges

Integrity deducts a daily mortality and expense charge from the Unit Values equal to an annual effective rate of 1.45% of your Account Value in the Variable Account Options. We can’t increase this daily expense rate without your consent. These charges are listed as the Mortality, Expense Risk and Administration Fees in the Table of Annual Fees and Expenses in Part 1. Of the 1.45% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.30% for assuming the expense and mortality risk under the contract.  The expense risk is the risk that our actual expenses of administering the contracts will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk Integrity takes that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The mortality and expense risk charges compensate us for the mortality and expense risks we assume under the contract.  We expect to make a profit from this fee. The relative proportion of the mortality and expense risk charge may be changed, but the total Mortality, Expense Risk and Administrative Fee can’t be increased.

Annual Administrative Charge

We charge an annual administrative charge of $30. This charge is deducted pro-rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant’s death, annuitization, or contract termination during a Contract Year.

Reduction or Elimination of Separate Account or Administrative Charges

We can reduce or eliminate the Separate Account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group and the amount of the contributions.  We won’t unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can’t be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

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State Premium Tax Deduction

Integrity won’t deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we’ll deduct any applicable state premium taxes from the amount available for an Annuity Benefit. State premium taxes currently range up to 4%.

Optional Contract Charges

This annuity has optional contract features available for an additional charge.  The additional charges are listed below.  For more detailed description of the fees and charges please see “Optional Contract Features” in Part 6.

Highest Anniversary Death Benefit

The fee for this option is .20% annually and is assessed for the life of the contract.  The fee is assessed against the Variable Account Options quarterly at the end of each calendar quarter.

Enhanced Earnings Benefit

We will assess the cost of the benefit against both the Fixed Accounts and Variable Account Options quarterly at the end of each calendar quarter.

Annuitant Age on the Contract Date	Charge
0-59.20%
60-69.40%
70-79.50%

Transfer Charge

If you make more than twelve transfers among your Investment Options during one Contract Year, we will charge your account up to $20 for each additional transfer during that year. Transfer charges don’t apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii)  Systematic Transfers from the STO, nor will such transfers count towards the twelve free transfers you may make in a Contract Year.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract

You can make contributions of at least $100 at any time up to the Annuitant’s Retirement Date. Your first contribution, however, can’t be less than $1,000 (some states may require a higher initial contribution).

We may limit the total contributions under a contract to $1,000,000 if the Annuitant is age 75 or under or to $500,000 if the Annuitant is age 76 or older. Contributions may be limited by various laws or prohibited by us for all owners under the contract.  If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law.

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Contributions are applied to the various Investment Options you select and are used to pay Annuity and Death Benefits.  Each contribution is credited as of the date we have received (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office.  Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. We do not waive this policy for particular investors or classes of investors. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change you want to make, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transaction.  See “Transfers” in Part 5.

Your Account Value

Your Account Value reflects various charges. See Part 4, “Deductions and Charges.”  Annual deductions are made as of the last day of each Contract Year.  Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account (mortality and expense risk, administration and optional benefit charges) are reflected daily. Optional contract feature charges are assessed the last day of each calendar quarter.  Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Variable Account Option. The value of contributions made to the Variable Account Options is not guaranteed.  The value of your contributions made to Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See “Guaranteed Rate Options” in Part 3.  If the Account Value goes below $1,000, and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value.  We will notify you in advance and you will be given at least sixty (60) days in which to make additional contributions.  This could vary by state so please refer to your annuity contract for specific information.

Units in Our Separate Account

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Variable Account Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses.

The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won’t vary because of changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer Account Value into that Variable Account Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option.  We also redeem Units to pay the Death Benefit when the Annuitant dies, and to pay the annual administrative charge, and to pay for optional contract features.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option at the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day

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multiplied by the net investment factor for that Variable Account Option on the current day. We determine a net investment factor for each Variable Account Option as follows:

•                  First, we take the value of the shares belonging to the Variable Account Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

•                  Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•                  Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•                  Then we divide this amount by the value of the amounts in the Variable Account Option at the close of business on the last day on which a Unit Value was determined (after giving effect to any transactions on that day).

•                  Finally, we subtract a daily asset charge for each calendar day since the last day on which a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is equal to an annual effective rate of 1.45%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the Mortality, Expense Risk and Administrative Fees and any charge for taxes.

Transfers

You may transfer your Account Value among the Variable Account Options and the GROs, subject to Integrity’s transfer restrictions. You can’t make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (that is, to a GRO you haven’t already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Unless you make a transfer from a GRO within 30 days before the expiration of a GRO Guarantee Period, the transfer is subject to a Market Value Adjustment. See “Guaranteed Rate Options” in Part 3. Transfers from GROs will be made according to the order in which contributions were originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a Contract Year.  After those twelve transfers, a charge of up to $20 will apply to each additional transfer during that Contract Year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs, described in Part 9.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service, subject to your use of the required personal identifiers. We’ll honor telephone transfer instructions from any person who provides correct identifying information. We aren’t responsible for any fraudulent telephone transfers that we believe to be genuine in accordance with these procedures. You bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn’t change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we’re open for business. You’ll receive the Variable Account Options’ Unit Values as of the close of business on the day you call. Transfer requests received at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or firms that represent multiple contracts will be processed no later than the next Business Day after our Administrative Office receives the requests.

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Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made.  Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested.  Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market.  Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract.  These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect.  As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.                                       Prohibited Transfers.  Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

•                                          a transfer request  into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five business days, there was a transfer out of the same Variable Account Option;

•                                          a transfer request out of an International or High Yield Variable Account Option if, within the preceding five business days, there was a purchase or transfer into the same Variable Account Option.

2.                                       Allowable Transfers Accompanying A Prohibited Transfer.  We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.                                       Notification.   We will notify you if your requested transfer is not made.

4.                                       Revocation of Same-Day Transfer Privileges.  Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

•                                          If your same-day transfer privileges are revoked, you will be required to submit all future

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transfer requests by U.S. mail or overnight delivery service.  Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

•                                          In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service.  The cancellation request will be processed as of the day it is received.

5.                                       20 Investment Option Transfers Permitted.  You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. Mail, Internet, telephone request, or facsimile.

•                                          All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail.  Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended.   If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service.  We will process the cancellation request as of the day we receive it.

•                                          Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

•                                          Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.  If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing.  If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios’ investment advisors regarding improper trading.  If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. The withdrawal will be taken from your Investment Options, pro-rata, in the same proportion that their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. No withdrawal charges apply to this contract, but Market Value Adjustments and annual administrative charges may apply.  Under some circumstances, the Market Value Adjustment may be waived.

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When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested and any Market Value Adjustments.  The total amount that you receive will be the total amount that you requested, less any applicable tax withholding.  Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored plan, the plan may limit your withdrawals. See Part 8, “Tax Aspects of the Contract.” Residents of certain states may be required to keep a specific minimum account balance after any withdrawals.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. We will withdraw the requested payment according to the third party’s instructions, including instructions concerning from which Variable Account Options to withdraw the fee, and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

Assignments

We do not allow a partial or collateral assignment of your contract.

Standard Death Benefit

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant’s death, rather than upon the Owner’s death. We’ll pay a Death Benefit to the Annuitant’s surviving beneficiary (or beneficiaries) if the Annuitant dies before annuity payments have started.  The standard Death Benefit depends on the Annuitant’s age on the Contract Date. The reductions in the Death Benefit for withdrawals will be calculated on a proportional basis with respect to Account Value at the time of withdrawal. We’ll also adjust the Death Benefit for any applicable charges.

For contracts where the Annuitant’s age on the Contract Date is 73 or younger:

If the Annuitant dies in the first seven years after the contract is issued, the Death Benefit is the greater of:

a.               contributions minus an adjustment for withdrawals; or

b.              current Account Value on the Business Day we receive due proof of death and the beneficiary’s instructions.

At the end of seven years, the Death Benefit automatically becomes the greater of current Account Value or contributions, minus an adjustment for withdrawals.  This is the “Minimum Death Benefit”.

If the Annuitant dies more than seven years after the date of issue, the Death Benefit is the greater of:

a.               Minimum Death Benefit plus subsequent contributions, minus an adjustment for subsequent withdrawals; or

b.              current Account Value on the Business Day we receive due proof of death and the beneficiary’s instructions.

For contracts where the Annuitant’s age on the Contract Date is between 74 and 85:

The Death Benefit is the greater of:

a.               Contributions minus an adjustment for withdrawals; or

b.              current Account Value on the Business Day we receive due proof of death and the beneficiary’s instructions.

For contracts where the Annuitant’s age on the Contract Date is 86 or older:

The death benefit is the current Account Value on the Business Day we receive due proof of death and the beneficiary’s instructions.

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Death Benefits and benefit distributions required under the Code because of your death if you are not the Annuitant can be paid in a lump sum or as an annuity.  If a benefit option hasn’t been selected for the beneficiary at the Annuitant’s death, the beneficiary can select an option.  A beneficiary that is not a natural person automatically receives a five-year distribution.

You select the beneficiary of the Death Benefit, referred to as the Annuitant’s Beneficiary in the contract. You also select an Owner’s Beneficiary, who receives any benefit distribution required under the Code upon the death of the owner of an annuity who is not also the annuitant. You may change any beneficiary by sending the appropriate form to the Administrative Office.  We reserve the right to limit the number of beneficiaries you can name at one time.  If an Annuitant’s Beneficiary doesn’t survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate.  Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and so that spousal continuation can occur, if that is your intention.  You will find more information about spousal continuation in Part 8, “Tax Aspects of the Contract”.

A Death Benefit won’t be paid after the Annuitant’s death if there is a contingent Annuitant.  In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

Annuity Benefits

All Annuity Benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant’s 100th birthday (the “Maximum Retirement Date”) by writing to the Administrative Office any time before the Maximum Retirement Date.  At or before the Maximum Retirement Date, we must begin paying Annuity Benefits or pay the Surrender Value in a lump sum. Contract terms that apply to the various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages.  If your contract is a qualified retirement plan (including an IRA or TSA), distribution provisions may extend beyond the Maximum Retirement Date.

Annuity Benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Surrender Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an Annuity Benefit other than a lump sum payment will be the Adjusted Account Value, less any pro-rata annual administrative charge, except that the Surrender Value will be the amount applied instead if the Annuity Benefit doesn’t have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment.

Annuities

Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually.  You can’t change or redeem the annuity once payments have begun.  For any annuity, the minimum initial payment must be at least $100 monthly.

If you haven’t already selected a form of annuity, within six months prior to your Retirement Date we’ll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity. However, if we don’t receive a completed form from you on or before your Retirement Date, we’ll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

We currently offer the following types of annuities, funded through our General Account:

A life and ten years certain annuity is a fixed life income annuity with 10 years of payments guaranteed.

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A period certain annuity provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

A period certain life annuity provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining guaranteed payments will go to the Annuitant’s Beneficiary.

A life income annuity provides fixed payments for the life of the Annuitant, or until the Annuitant and any joint annuitant both die under a joint and survivor annuity.

Annuity Payments

Fixed annuity payments won’t change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant’s age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we’ll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an annuity, or send you partial or total withdrawals, within seven days after we receive the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)          the New York Stock Exchange has been closed or trading on it is restricted;

(2)          an emergency exists so that disposal of securities isn’t reasonably practicable or it isn’t reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3)          the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

We can defer payment of your Fixed Accounts, whether payment is related to partial or total withdrawals or providing an Annuity Benefit, for up to six months.

Death Claims

A death claim will be effective on the Business Day we receive due proof of death.  This means we have received an original certified death certificate and company death claim paperwork that is in good order.  During the period from the date of death until we receive all required paperwork in good order, the amount of the death benefit will remain allocated to the Portfolios you chose, so the amount of the Death Benefit will reflect the investment performance of those Portfolios during this period and will be subject to market fluctuations.  Once one beneficiary submits death claim paperwork, the remaining Death Benefit amount will be moved into our General Account until the remaining beneficiaries submit their death claim paperwork.

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How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can’t honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which you can get from our Administrative Office.

PART 6 - OPTIONAL CONTRACT FEATURES

Death Benefit Options

For an additional charge, the following options are available to contract purchasers. These options must be elected at the time of application, may not be cancelled once the contract is issued and will replace or supplement the standard contract benefits.

Charges for the optional benefits are in addition to the standard contract charges. Be sure you understand the charges.  Carefully consider whether you need the benefit.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Optional Death Benefit (Highest Anniversary)

For contracts where the Annuitant’s age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:

a.               highest Account Value on any Contract Anniversary before Annuitant’s age 81, plus any subsequent contributions received after that Contract Anniversary, minus an adjustment for any subsequent withdrawals received after that Contract Anniversary; or

b.              the standard  Death Benefit described in Part 5.

This option is not available if the Annuitant is age 76 or older on the Contract Date.

The fee for this option is .20% annually and is assessed for the life of the contract.  The fee is assessed at the end of each calendar quarter.

Enhanced Earnings Benefit

The Enhanced Earnings Benefit (EEB) is an optional Death Benefit where a percentage of the Gain in the contract is paid in addition to the standard or any optional Death Benefit.  If there is a Gain in the contract when we receive proof of the Annuitant’s death, we will pay up to an additional 40% of the Gain as an additional Death Benefit.  This additional benefit is intended to help offset potential income tax payments made by your beneficiaries.  If there is no Gain, no EEB benefit will be paid. The following is an example of how the EEB would work:

$100,000 Contributions (assuming no withdrawals).

$125,000 Account Value upon receipt of proof of death.

Assume a 40% benefit (meaning that the Annuitant was between ages 0-69 on the Contract Date).

Gain = $25,000 ($125,000-$100,000 =$25,000)

EEB Benefit Paid = $10,000  ($25,000 x 40%)

Please see Appendix C for an additional example of how the EEB works.

The EEB automatically terminates upon annuitization or contract surrender.  The cost and availability of the EEB is dependent upon the Annuitant’s age on the Contract Date.  The following chart summarizes the different costs and benefits.

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Annuitant Age on the Contract Date	Benefit Paid	Annual Cost*

0-59	40% of Gain	.20%
60-69	40% of Gain	.40%
70-79	25% of Gain	.50%
80 +	Not Available	Not Available

* We will assess the cost of the benefit on a calendar quarter basis against both the Fixed Accounts and Variable Account Options.

The maximum available benefit is 150% of the Net Premium.  All contributions received in the first seven Contract Years will be included for purposes of calculating the maximum EEB benefit.  Contributions received after the seventh  Contract Anniversary will not be included in calculating the maximum EEB benefit until they have been in the contract for six months.

Contributions received from exchanged contracts shall be treated as premium for purposes of the EEB benefit and determination of the benefit paid.  The gain in the exchanged contract will not be carried over to the new contract for purposes of calculating the EEB benefit. It will be carried over for purposes of income tax or exclusion allowance calculations.

Based on our current interpretation of the tax law, the additional benefit provided by the EEB will be treated as earnings of the contract and subject to income taxes upon distribution.  You should consult your tax advisor or, legal advisor and investment professional to determine if the EEB will be of benefit to you or your beneficiaries.

A special note if you are purchasing this annuity for use as an IRA:

If you are purchasing this contract as an IRA and are electing the EEB benefit there is no assurance that the contract will meet the qualification requirements for an IRA.  You should carefully consider selecting the EEB benefit if this contract is an IRA.  Consult your tax or legal advisor if you are considering using the EEB with an IRA.  The contract owner bears the risk of any adverse tax consequences.

Not all death benefit options may be available in all states.

PART 7 - VOTING RIGHTS

Voting Rights

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio’s Boards of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in the Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We’ll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don’t receive instructions in time from all owners, we’ll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren’t responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We’ll vote any Portfolio shares that we’re entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or

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regulations or interpretations of them change so that we’re permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios in which your contributions are invested on the record date set by the Portfolio’s Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by the Portfolio’s Board for the shareholders’ meeting. We count fractional shares. The record date for this purpose can’t be more than 60 days before the shareholders’ meeting.

How Portfolio Shares Are Voted

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn’t needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require owner approval. In that case, you’ll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under “How We Determine Your Voting Shares.”  We’ll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

PART 8 - TAX ASPECTS OF THE CONTRACTS

Introduction

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity’s tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn’t designed to cover all situations and isn’t intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. Integrity does not make any guarantee regarding the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Your Contract is an Annuity

Under federal tax law, anyone can purchase an annuity with after-tax dollars.  Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan.  Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

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This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (qualified annuity). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

Taxation of Annuities Generally

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution.  Also, an owner is not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can’t defer tax on the annuity’s income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the Annuitant reaches a certain age.  The tax implications are different for each type of distribution.  Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn’t taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you annuitize the contract, meaning you receive annuity payments over the lifetime of the Annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner’s investment to his or her expected return under the contract (Exclusion Ratio). The rest of each payment will be ordinary income.  That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, future payments are entirely ordinary income.  If the Annuitant dies before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)   on or after the date on which the taxpayer attains age 59½;

(2)   as a result of the owner’s death;

(3)   part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;

(4)   a result of the taxpayer becoming disabled within the meaning of Code Section 72(m)(7);

(5)   from certain qualified plans (note, however, other penalties may apply);

(6)   under a qualified funding asset (as defined in Section 130(d) of the Code);

(7)   purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;

(8)   under an immediate annuity as defined in Code Section 72(u)(4);

(9)   for the purchase of a first home (distribution up to $10,000);

(10) for certain higher education expenses; or

(11) to cover certain deductible medical expenses, or to cover health insurance premiums if you are unemployed.

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Please note that item (8) applies to nonqualified contracts only, and items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See “Withdrawals” in Part 5.

The IRS will treat all annuity contracts issued by Integrity or its affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Distribution-at-Death Rules

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules:  (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner’s death.

If the sole beneficiary is the owner’s spouse, the contract (along with the deferred tax status) may be continued in the spouse’s name as the owner.

Spousal Continuation

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The contract must be structured properly with the owner and annuitant being the same person, no contingent annuitant named and the spouse listed as the owner’s and the annuitant’s sole beneficiary. We will increase the continued contract’s Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value. The surviving spouse continues the contract with its tax deferred earnings and may exercise all rights and privileges under the contract. When the surviving spouse dies, the Death Benefit will be paid to the surviving spouse’s beneficiary.

We waive any withdrawal charges applicable to full or partial withdrawals made after the spousal continuation is elected for both the existing value and any new contributions. Certain Investment Options or administrative programs, including but not limited to the STO, GRO Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

Diversification Standards

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The Statement of  Additional Information contains general information about the use of contracts with the various types of

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qualified plans.

Inherited IRAs

This contract may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The named beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA contract. Also, in order to avoid certain income tax penalties, a minimum required distribution (“MRD”) must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn from the inherited IRA during the calendar year.

Annuities in Qualified Plans

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as lifetime income payments and death benefit protection.

This contract has enhanced Death Benefits. The IRS has not ruled whether an enhanced death benefit could be characterized as life insurance, the amount of which is limited in a code section 401(a), 403(b) or IRA plan. An employer or qualified plan administrator may want to consult their tax or legal advisor regarding such limitations before using an annuity with an enhanced death benefit in one of these plans.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

Impact of Taxes on the Company

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

Transfers Among Investment Options

There won’t be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 9 - ADDITIONAL INFORMATION

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or

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annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal or an annual percentage to be withdrawn. The minimum Systematic Withdrawal currently is $100. Residents of certain states may be required to keep a specific minimum account balance. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

Amounts withdrawn from your GRO Account under the Systematic Withdrawal Program in excess of the GRO free withdrawal amount (you may withdraw up to 10% of your GRO Account each Contract Year as a free withdrawal) will be subject to a Market Value Adjustment if applicable. Withdrawals will be subject to income taxation and may also be subject to the 10% federal tax penalty for early withdrawal and to income taxation. See Part 8, “Tax Aspects of the Contract.”

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59½. You won’t have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See “Taxation of Annuities Generally,” in Part 8. Once you begin receiving distributions, they shouldn’t be changed or stopped until the later of:

•      the date you reach age 59½;  or

•      five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59½ made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59½. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. We’ll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days’ prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. This program isn’t available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option or Customized Asset Rebalancing Program.

Amounts withdrawn under the Income Plus Withdrawal Program in excess of your GRO Account free withdrawal amount will be subject to a Market Value Adjustment if applicable.

Choices Plus Minimum Required Distribution Program

We offer a Choices Plus Minimum Required Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70½. Section 401(a)(9)(A) of the Code states that minimum required distributions from an IRA must begin on or before April 1st of the year following the year in which the IRA owner turns 70½. You won’t have to pay any tax penalty for these withdrawals, but they are subject to ordinary income tax. See “Taxation of Annuities Generally” in Part 8.

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You can choose the Choices Plus Program any time if you’re age 70½ or older. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. We’ll calculate the amount of the distribution using current IRS guidance.

This program is open to new contract owners, as well as existing contract owners who are already taking minimum required distributions from their Integrity IRAs. Payments can be made to you by check or by direct deposit.

[THIS SPACE LEFT INTENTIONALLY BLANK]

Dollar Cost Averaging

Dollar-cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions. If you choose to dollar-cost average, the amount you invest is always the same. Thus, you automatically buy more units when the price is low, and fewer when the price is high. Over time, you may reduce the risk of buying units when their cost is highest, although dollar-cost averaging does not assure a profit and it does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions which you have made to the Money Market Option to one or more other Investment Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Investment Option. The current minimum transfer to each Investment Option is $250. We won’t charge a transfer charge under our Dollar Cost Averaging Program and these transfers won’t count towards your twelve free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don’t have enough Account Value in the Money Market Option to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will be ended.

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Systematic Transfer Program

We also offer a Systematic Transfer Program under which we transfer contributions you have allocated to the STO to one or more other Investment Options on a monthly or quarterly basis. We’ll transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select. If you don’t have enough Account Value in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro-rata basis and your enrollment in the program will end. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred  at the end of that period on a pro rata basis to the Investment Options you chose for this program. There is no charge for transfers under this program, and these transfers won’t count towards the twelve free transfers you may make in a Contract Year. You cannot transfer Account Value into the STO.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

Customized Asset Rebalancing

Asset rebalancing allows you to choose a diversified investment mix that is appropriate for your goals and risk tolerance. You may wish to consult with your financial professional when establishing your investment portfolio. Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Investment Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won’t charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won’t count towards your twelve free transfers.

Fixed Accounts aren’t included in the Customized Asset Rebalancing Program. We do not recommend use of the Customized Asset Rebalancing program if you have chosen to participate in an asset allocation model as described above.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day’s prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.

Systematic Contributions

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days’ prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

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Table of Contents of Statement of Additional Information

Part 1 - Integrity and Custodian

Part 2 - Distribution of the Contracts

Part 3 - Intentionally Omitted

Part 4 - Performance Information

Part 5 - Determination of Accumulation Values

Part 6 – Distributions Under Tax-Favored Retirement Programs

Part 7 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

Integrity Life Insurance Company

P.O. Box 5720

Cincinnati, Ohio 40201-5720

ATTN: Request for Statement of Additional Information of Separate Account I (IQ 3)

Part 10 - PRIOR CONTRACTS

For Contracts Issue Prior to November 17, 2003

This product offers several optional features, including an Added Value Option where Integrity credits a percentage of purchase payments to your account. Expenses for a contract with these options will be higher than for a contract without the options. Over time, the benefit of the Added Value Option may be more than offset by the fees associated with the option.

Added Value Option

This is an optional contract feature that must be selected at the time of application. If you select the option, Integrity will credit from 1% up to 5% of any premium contribution made during the first 12 months the contract is in effect. For example, if $50,000 is deposited and the 3% Added Value Option is selected, Integrity will credit $1500 to your Account Value. Integrity charges a fee for the option. The fee is subject to a minimum and maximum dollar amount limit. Expenses for a contract with the Added Value Option will be higher than for a contract without the option. Over time, the benefit of the Added Value Option may be more than offset by the fees associated with the option.

Table of Annual Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load on Purchases	$0
Transfer Charge (assessed after 12 transfers in one contract year)(1)	$20

(1) After the first twelve transfers during a contract year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for dollar cost averaging, customized asset rebalancing, or systematic transfers.

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The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating  Expenses.

Annual Administrative Charge

Annual Administrative Charge	$30

Separate Account Annual Expenses

(as a percentage of separate account value)

Mortality and Expense Risk Fees	1.30%
Administrative Expenses	.15%
Base Contract Total Separate Account Annual Expenses	1.45%

Optional Added Value Option Charge (5%)	.75%
Optional Death Benefit Charge	.15%
Optional Enhanced Earnings Benefit Charge, Issue Age 70-79.50%
Highest Possible Total Separate Account Annual Charges if These Options Elected	2.85%

Optional Contract Expenses

Added Value Option

Charges for the Added Value Option are assessed to the Separate and Fixed Accounts.

For an additional annual charge of .15% of separate account value, Integrity will credit 1% of purchase payment(s) made to the contract during the first 12 months the contract is in force. An additional charge of .15% will be charged for each additional 1% credited to the contract. A maximum of 5% can be credited to the contract. These charges will be assessed until 7 years from the date the contract was issued. The fee for the Added Value Option will be assessed to both the separate and fixed accounts.

Added Value Option Charge Option

1%	.15%
2%	.30%
3%	.45%
4%	.60%
5%	.75%

Total Separate Account Charges with Added Value

1%	1.60%
2%	1.75%
3%	1.90%
4%	2.05%
5%	2.20%

The dollar amount of the charge for the Added Value Option is subject to a minimum and maximum amount. For a 1% credit the minimum amount is .145% multiplied by first-year total contributions. For a 1% credit the maximum amount is .182% multiplied by first-year total contributions. To calculate the minimum and maximum dollar amounts, multiply the first-year total contributions, by the percentages in the following chart, for the Added Value Option you select.

First-Year Total Contributions – All premiums deposited into the annuity during the first Contract Year.

Added Value Option	Minimum Percentage	Maximum Percentage
1%	.145%	.182%
2%	.290%	.364%
3%	.435%	.546%
4%	.580%	.728%
5%	.725%	.910%

Recapture of the Added Value Option

If you select the Added Value Option, and you make any withdrawal in excess of the 10% free

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withdrawal, all or part of the Added Value Option will be recaptured by us and not distributed. The chart below shows what portion of the Added Value Option originally credited will be recaptured in the case of a partial surrender in excess of the free withdrawal amount or a complete surrender. For a partial withdrawal in excess of the free withdrawal provision or a complete surrender, the factors in the chart will be applied to a percentage of the amount credited, where the percentage equals the amount subject to a withdrawal charge divided by the account value at the time of withdrawal. The amount recaptured is based upon the year the withdrawal is taken. The total amount recaptured will never exceed what was credited. The Added Value Option is not recaptured for withdrawals to meet required minimum distributions, withdrawals based on a Hardship Waiver, election of an Annuity Benefit under the contract, or payment of a Death Benefit.

Policy Year	Amount of Added Value Option Recaptured
1	100%
2	85%
3	65%
4	55%
5	40%
6	25%
7	10%
8

For an additional charge, the following options are available to contract purchasers. These options must be elected at the time of application and will replace or supplement standard contract benefits. Charges for the optional benefits are in addition to the standard variable account charges. Be sure you understand the charges. Carefully consider whether you need the benefit. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate policy. Please note that the fees for the optional contract features are assessed against the variable and fixed accounts.

Death Benefit Option

The annual fees for the Death Benefit Option are assessed to the Separate Account only:

Optional Death Benefit	0.15%
Total Variable Account Charges with Optional Death Benefit	1.60%

Enhanced Earnings Benefit

Charges for the Enhanced Earnings Benefit are assessed to both the Separate and Fixed Accounts.

Issue Age	Annual Cost
0-59.20%
Total Variable Account Charges with EEB	1.65%

60-69.40%
Total Variable Account Charges with EEB	1.85%

70-79.50%
Total Variable Account Charges with EEB	1.95%

For contracts issued prior to May 1, 1999

Guaranteed Rate Option

For contracts issued prior to May 1, 1999, the two-year GRO was not available.

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Table of Annual Fees and Expenses for Contracts Issued Before May 1, 1999

The following fees, expenses, investment options and product features apply to contracts issued before May 1, 1999.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load on Purchases	$0
Transfer Fee(3)	$0

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

Annual Administrative Charge

Annual Administrative Charge*	$30

*  This charge applies only if the Account Value is less than $50,000 at the end of any contract year prior to your Retirement Date.

Separate Account Annual Expenses

(as a percentage of separate account value)

Mortality and Expense Risk Fees	1.20%
Administrative Expenses	.15%
Total Separate Account Annual Expenses	1.35%

(1) After the first twelve transfers during a contract year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for dollar cost averaging, customized asset rebalancing, or systematic transfers.

(3) After the first twelve transfers during a contract year, we will charge a transfer fee of $20 for each transfer.  This charge does not apply to transfers made for dollar cost averaging, customized asset rebalancing, or systematic transfers.  See “Deductions and Charges – Transfer Charge” for more detail.

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Appendix A

Financial Information for Separate Account I

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period.

	2005	2004	2003	2002	2001	2000	Inception
Fidelity VIP Asset Manager – Service. Class 2
Unit value at beginning of period	$10.43	$10.07	$8.68	$9.68	—	—	$10.00
Unit value at end of period	$10.67	$10.43	$10.07	$8.68	$9.68
Number of units outstanding at end of period	104,457	45,139	21,904	57,386	30,862
Fidelity VIP Balanced – Service Class 2
Unit value at beginning of period	$10.44	$10.08	$8.71	$9.70	—	—	$10.00
Unit value at end of period	$10.86	$10.44	$10.08	$8.71	$9.70
Number of units outstanding at end of period	60,150	84,069	79,518	96,090	36,314
Fidelity VIP Contrafund Fund – Service Class 2
Unit value at beginning of period	$12.23	$10.78	$8.53	$9.58	—	—	$10.00
Unit value at end of period	$14.06	$12.23	$10.78	$8.53	$9.58
Number of units outstanding at end of period	588,379	382,133	244,268	180,863	55,657
Fidelity VIP Dynamic Capital Appreciation – Service Class 2
Unit value at beginning of period	$10.13	$10.15	$8.25	$9.05	—	—	$10.00
Unit value at end of period	$12.05	$10.13	$10.15	$8.25	$9.05
Number of units outstanding at end of period	704	812	707	962	186
Fidelity VIP Equity-Income – Service Class 2
Unit value at beginning of period	$10.76	$9.82	$7.66	$9.38	—	—	$10.00
Unit value at end of period	$11.20	$10.76	$9.82	$7.66	$9.38
Number of units outstanding at end of period	209,485	289,980	293,619	282,074	141,194
Fidelity VIP Growth – Service Class 2
Unit value at beginning of period	$7.74	$7.62	$5.83	$8.49	—	—	$10.00
Unit value at end of period	$8.05	$7.74	$7.62	$5.83	$8.49
Number of units outstanding at end of period	147,356	430,264	255,999	76,925	25,591
Fidelity VIP High Income – Service Class 2
Unit value at beginning of period	$12.35	$11.46	$9.17	$9.01	—	—	$10.00
Unit value at end of period	$12.45	$12.35	$11.46	$9.17	$9.01
Number of units outstanding at end of period	348,960	602,007	708,270	113,164	99,319
Fidelity VIP Index 500 – Service Class 2
Unit value at beginning of period	$9.61	$8.84	$7.00	$9.16	—	—	$10.00
Unit value at end of period	$9.91	$9.61	$8.84	$7.00	$9.16
Number of units outstanding at end of period	103,147	135,562	274,517	324,888	67,405

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	2005	2004	2003	2002	2001	2000	Inception
Fidelity VIP Investment Grade Bond –Service. Class 2
Unit value at beginning of period	$11.96	$11.65	$11.27	$10.38	—	—	$10.00
Unit value at end of period	$12.01	$11.96	$11.65	$11.27	$10.38
Number of units outstanding at end of period	383,627	398,412	329,284	560,660	150,406
Fidelity VIP Growth & Income – Service Class 2
Unit value at beginning of period	$9.80	$9.43	$7.75	$9.46	—	—	$10.00
Unit value at end of period	$10.38	$9.80	$9.43	$7.75	$9.46
Number of units outstanding at end of period	98,897	120,336	163,527	140,491	31,624
Fidelity VIP Growth Opportunities – Serv. Cl. 2
Unit value at beginning of period	$9.31	$8.84	$6.93	$9.02	—	—	$10.00
Unit value at end of period	$9.97	$9.31	$8.84	$6.93	$9.02
Number of units outstanding at end of period	16,492	17,675	14,175	5,537	10,710
Fidelity VIP Mid Cap – Service Class 2
Unit value at beginning of period	$15.42	$12.55	$9.21	$10.39	—	—	$10.00
Unit value at end of period	$17.94	$15.42	$12.55	$9.21	$10.39
Number of units outstanding at end of period	221,675	288,342	256,046	239,558	45,433
Fidelity VIP Overseas – Service Class 2
Unit value at beginning of period	$9.92	$8.88	$6.30	$8.04	—	—	$10.00
Unit value at end of period	$11.61	$9.92	$8.88	$6.30	$8.04
Number of units outstanding at end of period	84,207	73,867	56,154	34,917	7,749
Franklin Income Securities – Class 2
Unit value at beginning of period	$14.11	$12.58	—	—	—	—	$10.00
Unit value at end of period	$14.13	$14.11	$12.58
Number of units outstanding at end of period	256,209	114,681	65,500
Franklin Growth & Income Securities – Class 2
Unit value at beginning of period	$12.79	$11.73	—	—	—	—	$10.00
Unit value at end of period	$13.05	$12.79	$11.73
Number of units outstanding at end of period	122,489	155,556	148,985
Franklin Large Cap Growth Securities – Class 2
Unit value at beginning of period	$12.64	$11.89	—	—	—	—	$10.00
Unit value at end of period	$12.59	$12.64	$11.89
Number of units outstanding at end of period	29,273	32,654	10,223
Franklin Mutual Shares Securities – Class 2
Unit value at beginning of period	$13.44	$12.10	—	—	—	—	$10.00
Unit value at end of period	$14.64	$13.44	$12.10
Number of units outstanding at end of period	154,683	140,571	109,658
JPM Bond
Unit value at beginning of period	$11.12	$10.82	$10.59	—	—	—	$10.00
Unit value at end of period	$11.27	$11.12	$10.82	$10.59
Number of units outstanding at end of period	118,699	135,185	186,470	121,947

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	2005	2004	2003	2002	2001	2000	Inception
JPM Mid Cap Value
Unit value at beginning of period	$14.01	$11.75	$9.20	—	—	—	$10.00
Unit value at end of period	$15.08	$14.01	$11.75	$9.20
Number of units outstanding at end of period	48,740	124,888	56,731	17,725
JPM International Equity
Unit value at beginning of period	$12.15	$10.41	$7.98	—	—	—	$10.00
Unit value at end of period	$13.25	$12.15	$10.41	$7.98
Number of units outstanding at end of period	28,549	29,012	20,882	18,640
MFS Capital Opportunities – Service Class
Unit value at beginning of period	$6.94	$6.28	$5.01	$7.25	$9.64	—	$10.00
Unit value at end of period	$6.94	$6.94	$6.28	$5.01	$7.25	$9.64
Number of units outstanding at end of period	90,177	166,242	166,978	261,827	343,200	193,406
MFS Emerging Growth – Service Class
Unit value at beginning of period	$5.46	$4.91	$3.84	$5.89	$9.00	—	$10.00
Unit value at end of period	$5.86	$5.46	$4.91	$3.84	$5.89	$9.00
Number of units outstanding at end of period	90,889	150,730	218,775	138,786	159,444	98,99
MFS Investors Growth Stock – Service Class
Unit value at beginning of period	$6.62	$6.16	$5.10	$7.16	$9.67	—	$10.00
Unit value at end of period	$6.80	$6.62	$6.16	$5.10	$7.16	$9.67
Number of units outstanding at end of period	53,489	77,410	205,149	90,104	75,724	61,262
MFS New Discovery – Service Class
Unit value at beginning of period	$8.43	$8.06	$6.13	$9.12	$9.77	—	$10.00
Unit value at end of period	$8.73	$8.43	$8.06	$6.13	$9.12	$9.77
Number of units outstanding at end of period	37,853	93,938	122,042	127,056	112,282	63,079
MFS Mid Cap Growth – Service Class
Unit value at beginning of period	$6.79	$6.03	$4.48	$8.03	$9.89	—	$10.00
Unit value at end of period	$6.88	$6.79	$6.03	$4.48	$8.03	$9.89
Number of units outstanding at end of period	164,668	203,618	1,088,118	183,509	217,135	86,123
MFS Total Return – Service Class
Unit value at beginning of period	$12.89	$11.78	$10.30	$11.04	$11.21	—	$10.00
Unit value at end of period	$13.03	$12.89	$11.78	$10.30	$11.04	$11.21
Number of units outstanding at end of period	295,816	374,924	390,210	359,958	261,523	59,522
Putnam VT Growth and Income Fund
Unit value at beginning of period	$10.11	$9.24	$7.36	$9.22	—	—	$10.00
Unit value at end of period	$10.49	$10.11	$9.24	$7.36	$9.22
Number of units outstanding at end of period	87,059	98,702	126,967	104,400	40,983
Putnam VT International Equity
Unit value at beginning of period	$10.57	$9.23	$7.29	$8.98	—	—	$10.00
Unit value at end of period	$11.69	$10.57	$9.23	$7.29	$8.98
Number of units outstanding at end of period	61,000	72,124	68,418	73,815	3,072

IQ3I - 52

	2005	2004	2003	2002	2001	2000	Inception
Putnam VT Small Cap Value Fund
Unit value at beginning of period	$15.14	$12.17	$8.25	$10.25	—	—	$10.00
Unit value at end of period	$15.97	$15.14	$12.17	$8.25	$10.25
Number of units outstanding at end of period	70,103	174,295	103,182	94,501	23,617
Putnam VT Discovery Growth
Unit value at beginning of period	$7.92	$7.47	$5.74	$8.27	—	—	$10.00
Unit value at end of period	$8.37	$7.92	$7.47	$5.74	$8.27
Number of units outstanding at end of period	13,085	20,085	26,664	29,423	12,720
Putnam VT Voyager – Class 1B
Unit value at beginning of period	$12.11	$11.70	—	—	—	—	$10.00
Unit value at end of period	$12.62	$12.11	$11.70
Number of units outstanding at end of period	1,741	1,284	2,139
Putnam VT George Putnam Fund – Class 1B
Unit value at beginning of period	$11.88	$11.14	—	—	—	—	$10.00
Unit value at end of period	$12.18	$11.88	$11.14
Number of units outstanding at end of period	6,327	7,775	1,249
Templeton Foreign Securities – Class 2
Unit value at beginning of period	$14.66	$12.55	—	—	—	—	$10.00
Unit value at end of period	$15.92	$14.66	$12.55
Number of units outstanding at end of period	123,851	32,159	24,728
Templeton Growth Securities – Class 2
Unit value at beginning of period	$14.22	$12.43	—	—	—	—	$10.00
Unit value at end of period	$15.25	$14.22	$12.43
Number of units outstanding at end of period	108,937	71,732	8,803
Scudder VIT EAFE Equity Index - Class B
Unit value at beginning of period	$11.93	$10.20	$7.78	—	—	—	$10.00
Unit value at end of period	$11.95	$11.93	$10.20	$7.78
Number of units outstanding at end of period	0	351,475	28,345	22,485
Scudder VIT Equity 500 Index - Class B
Unit value at beginning of period	$11.44	$10.52	$8.35	—	—	—	$10.00
Unit value at end of period	$11.77	$11.44	$10.52	$8.35
Number of units outstanding at end of period	233,293	485,428	94,542	24,950
Scudder VIT Small Cap Index - Class B
Unit value at beginning of period	$12.68	$10.96	$7.61	—	—	—	$10.00
Unit value at end of period	$13.00	$12.68	$10.96	$7.61
Number of units outstanding at end of period	52,382	108,938	44,837	16,898
Touchstone Balanced Fund
Unit value at beginning of period	$11.80	$10.92	$9.11	$10.17	—	—	$10.00
Unit value at end of period	$12.40	$11.80	$10.92	$9.11	$10.17
Number of units outstanding at end of period	119,912	137,914	77,914	64,026	6,226

IQ3I - 53

	2005	2004	2003	2002	2001	2000	Inception
Touchstone Baron Small Cap
Unit value at beginning of period	$14.20	$11.27	$8.57	—	—	—	$10.00
Unit value at end of period	$15.07	$14.20	$11.27
Number of units outstanding at end of period	233,393	182,590	166,967
Touchstone Core Bond Fund
Unit value at beginning of period	$11.29	$11.09	$10.87	$10.22	—	—	$10.00
Unit value at end of period	$11.31	$11.29	$11.09	$10.87	$10.22
Number of units outstanding at end of period	85,818	80,150	102,544	135,209	8,171
Touchstone Eagle Capital Appreciation
Unit value at beginning of period	$8.35	$7.37	$5.66	$8.26	—	—	$10.00
Unit value at end of period	$8.24	$8.35	$7.37	$5.66	$8.26
Number of units outstanding at end of period	45,316	50,608	77,260	24,712	5,261
Touchstone Emerging Growth Fund (1)
Unit value at beginning of period	$12.39	$11.22	$7.73	$10.10	—	—	$10.00
Unit value at end of period	$14.08	$12.39	$11.22	$7.73	$10.10
Number of units outstanding at end of period	62,871	72,593	52,889	19,428	2,980
Touchstone Enhanced Dividend 30 Fund
Unit value at beginning of period	$9.80	$9.46	$7.28	$9.55	—	—	$10.00
Unit value at end of period	$9.37	$9.80	$9.46	$7.28	$9.55
Number of units outstanding at end of period	28,105	22,813	22,428	2,255	239
Touchstone Growth & Income Fund
Unit value at beginning of period	$11.47	$10.57	$8.07	$9.63	—	—	$10.00
Unit value at end of period	$11.51	$11.47	$10.57	$8.07	$9.63
Number of units outstanding at end of period	41,435	38,034	37,025	11,522	1,399
Touchstone High Yield Fund
Unit value at beginning of period	$13.30	$12.32	$10.08	$9.95	—	—	$10.00
Unit value at end of period	$13.54	$13.30	$12.32	$10.08	$9.95
Number of units outstanding at end of period	86,145	129,819	132,635	106,348	2,457
Touchstone Money Market - Initial Class
Unit value at beginning of period	$10.01	$10.02	—	—	—	—	$10.00
Unit value at end of period	$10.17	$10.01	$10.02
Number of units outstanding at end of period	18,941	103,364	378,713
Touchstone Money Market - Service Class
Unit value at beginning of period	$9.92	$9.96	—	—	—	—	$10.00
Unit value at end of period	$10.06	$9.92	$9.96
Number of units outstanding at end of period	980,164	601,796	765,012
Touchstone Third Avenue Value
Unit value at beginning of period	$13.78	$11.11	$8.04	—	—	—	$10.00
Unit value at end of period	$15.95	$13.78	$11.11
Number of units outstanding at end of period	571,800	518,105	543,050
Touchstone Value Plus Fund
Unit value at beginning of period	$9.73	$8.93	$6.99	$9.67	—	—	$10.00
Unit value at end of period	$9.80	$9.73	$8.93	$6.99	$9.67
Number of units outstanding at end of period	95,474	84,281	92,373	4,954	1,847

IQ3I - 54

	2005	2004	2003	2002	2001	2000	Inception
Touchstone Aggressive ETF Fund
Unit value at beginning of period	$10.27	—	—	—	—	—	$10.00
Unit value at end of period	$10.59	$10.27
Number of units outstanding at end of period	331,846	472
Touchstone Conservative ETF Fund
Unit value at beginning of period	$10.16	—	—	—	—	—	$10.00
Unit value at end of period	$10.34	$10.16
Number of units outstanding at end of period	79,529	984
Touchstone Enhanced ETF Fund
Unit value at beginning of period	$10.50	—	—	—	—	—	$10.00
Unit value at end of period	$10.97	$10.50
Number of units outstanding at end of period	363,616	102
Touchstone Moderate ETF Fund
Unit value at beginning of period	$10.25	—	—	—	—	—	$10.00
Unit value at end of period	$10.50	$10.25
Number of units outstanding at end of period	188,074	8,012
Van Kampen LIT Comstock- Class 2
Unit value at beginning of period	$14.17	$12.24	—	—	—	—	$10.00
Unit value at end of period	$14.54	$14.17	$12.24
Number of units outstanding at end of period	86,103	114,768	12,695
Van Kampen LIT Emerging Growth - Class 2
Unit value at beginning of period	$12.54	$11.92	—	—	—	—	$10.00
Unit value at end of period	$13.30	$12.54	$11.92
Number of units outstanding at end of period	815	1,295	469
Van Kampen UIF Emerging Markets Debt – Class 1
Unit value at beginning of period	$13.96	$12.87	$10.21	—	—	—	$10.00
Unit value at end of period	$15.45	$13.96	$12.87	$10.21
Number of units outstanding at end of period	46,586	12,101	47,291	28,913
Van Kampen UIF Emerging Market Debt - Class 2
Unit value at beginning of period	$13.49	$12.44	—	—	—	—	$10.00
Unit value at end of period	$14.91	$13.49	$12.44
Number of units outstanding at end of period	15,288	19,987	36,176
Van Kampen UIF Emerging Markets Equity - Class 2
Unit value at beginning of period	$17.42	$14.37	$10.00	—	—	—	$10.00
Unit value at end of period	$22.97	$17.42	$14.37
Number of units outstanding at end of period	46,010	88,113	4,155

IQ3I - 55

	2005	2004	2003	2002	2001	2000	Inception
Van Kampen UIF US Real Estate
Unit value at beginning of period	$16.35	$12.17	$8.98	—	—	—	$10.00
Unit value at end of period	$18.87	$16.35	$12.17	$8.98
Number of units outstanding at end of period	79,571	79,718	105,007	47,614
Van Kampen U.S. Real Estate - Class 2
Unit value at beginning of period	$17.69	$13.19	—	—	—	—	$10.00
Unit value at end of period	$20.36	$17.69	$13.19
Number of units outstanding at end of period	29,955	28,098	13,048

IQ3I - 56

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period for contracts issued prior to May 1, 2001.

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception
Fidelity VIP Asset Manager – Service Class
Unit value at beginning of period	$10.05	$9.68	$8.33	$9.27	$9.83	$10.39	—	—	—	—	$10.00
Unit value at end of period	$10.29	$10.05	$9.68	$8.33	$9.27	$9.83	$10.39
Number of units outstanding at end of period	33,834	31,065	35,533	41,404	49,120	125,061	92,970
Fidelity VIP Balanced – Service Class
Unit value at beginning of period	$9.95	$9.58	$8.27	$9.20	$9.50	$10.08	—	—	—	—	$10.00
Unit value at end of period	$10.36	$9.95	$9.58	$8.27	$9.20	$9.50	$10.08
Number of units outstanding at end of period	21,574	36,446	46,885	66,110	73,393	62,409	42,745
Fidelity VIP Contrafund – Service Class
Unit value at beginning of period	$11.91	$10.48	$8.28	$9.28	$10.74	$11.69	—	—	—	—	$10.00
Unit value at end of period	$13.71	$11.91	$10.48	$8.28	$9.28	$10.74	$11.69
Number of units outstanding at end of period	214,429	208,080	250,757	285,855	261,984	215,173	48,186
Fidelity VIP Equity Income – Service Class
Unit value at beginning of period	$11.21	$10.21	$7.96	$9.73	$10.40	$9.74	—	—	—	—	$10.00
Unit value at end of period	$11.68	$11.21	$10.21	$7.96	$9.73	$10.40	$9.74
Number of units outstanding at end of period	101,506	154,487	174,723	226,250	196,054	126,919	57,338
Fidelity VIP Growth – Service Class
Unit value at beginning of period	$8.30	$8.15	$6.23	$9.06	$11.17	$12.75	—	—	—	—	$10.00
Unit value at end of period	$8.64	$8.30	$8.15	$6.23	$9.06	$11.17	$12.75
Number of units outstanding at end of period	111,834	257,024	319,754	295,807	332,455	257,217	67,751
Fidelity VIP Growth & Income – Service Class
Unit value at beginning of period	$9.36	$8.99	$7.38	$8.98	$10.00	$10.54	—	—	—	—	$10.00
Unit value at end of period	$9.92	$9.36	$8.99	$7.38	$8.98	$10.00	$10.54
Number of units outstanding at end of period	42,073	81,522	102,659	120,053	187,021	167,679	73,671
Fidelity VIP Growth Opportunities – Service Class
Unit value at beginning of period	$7.14	$6.76	$5.29	$6.88	$8.16	$10.00	—	—	—	—	$10.00
Unit value at end of period	$7.66	$7.14	$6.76	$5.29	$6.88	$8.16	$10.00
Number of units outstanding at end of period	24,451	32,241	42,990	44,412	75,917	56,851	34,458

IQ3I - 57

Fidelity VIP High Income – Service Class
Unit value at beginning of period	$9.12	$8.46	$6.76	$6.62	$7.62	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.22	$9.12	$8.46	$6.76	$6.62	$7.62	$10.00
Number of units outstanding at end of period	149,636	254,283	607,902	485,197	509,939	119,433	26,381
Fidelity VIP Index 500 - Initial Class
Unit value at beginning of period	$9.26	$8.50	$6.71	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.57	$9.26	$8.50	$6.71
Number of units outstanding at end of period	115,513	$150,234	230,142	274,216
Fidelity Investment Grade Bond – Initial Class
Unit value at beginning of period	$13.58	$13.19	$12.73	$11.70	$10.95	$9.99	—	—	—	—	$10.00
Unit value at end of period	$13.68	$13.58	$13.19	$12.73	$11.70	$10.95	$9.99
Number of units outstanding at end of period	118,547	132,828	185,250	252,408	280,441	85,713	9,111
Fidelity VIP Mid Cap – Service Class
Unit value at beginning of period	$25.75	$20.95	$15.34	$17.28	$18.14	$13.79	—	—	—	—	$10.00
Unit value at end of period	$30.01	$25.75	$20.95	$15.34	$17.28	$18.14	$13.79
Number of units outstanding at end of period	88,298	111,462	131,299	130,782	129,550	112,494	2,245
Fidelity VIP Overseas – Service Class
Unit value at beginning of period	$10.46	$9.35	$6.63	$8.44	$10.88	$13.66	—	—	—	—	$10.00
Unit value at end of period	$12.26	$10.46	$9.35	$6.63	$8.44	$10.88	$13.66
Number of units outstanding at end of period	20,947	30,112	45,917	21,275	25,396	33,445	27,274
Touchstone Money Market – Initial Class
Unit value at beginning of period	$10.01	$10.02	$10.06	$10.05	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.14	$10.01	$10.02	$10.06	$10.05
Number of units outstanding at end of period	637,521	24,104	33,377	101,889	85,315

(1) Portfolio changed its name to Touchstone Mid Cap Growth effective 5-1-06.

IQ3I - 58

The table shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit value at the beginning and end of each period for contracts issued prior to May 1, 1999.

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception
Fidelity VIP Asset Mgr - Initial Class
Unit value at beginning of period	$31.34	$30.12	$25.88	$28.74	$30.38	$32.05	$29.25	$25.77	$21.65	$19.15	$10.00
Unit value at end of period	$32.17	$31.34	$30.12	$25.88	$28.74	$30.38	$32.05	$29.25	$25.77	$21.65
Number of units outstanding at end of period	493,089	617,806	614,717	751,058	988,470	1,296,886	1,723,306	2,454,761	2,687,060	2,708,795
Fidelity VIP Balanced - Initial Class
Unit value at beginning of period	$13.52	$13.00	$11.19	$12.43	$12.80	$13.56	$13.15	$11.33	—	—	$10.00
Unit value at end of period	$14.11	$13.52	$13.00	$11.19	$12.43	$12.80	$13.56	$13.15	$11.33
Number of units outstanding at end of period	163,180	199,475	242,743	271,742	375,571	373,993	366,568	300,468	124,495
Fidelity VIP Contrafund - Initial Class
Unit value at beginning of period	$32.01	$27.70	$22.17	$24.79	$28.64	$31.09	$25.36	$19.78	$16.15	$13.50	$10.00
Unit value at end of period	$36.92	$32.01	$27.70	$22.17	$24.79	$28.64	$31.09	$25.36	$19.78	$16.15
Number of units outstanding at end of period	782,558	928,147	966,395	1,282,002	1,776,951	2,510,755	2,827,81	3,185,222	2,782,642	2,382,588
Fidelity VIP Equity Income – Initial Class
Unit value at beginning of period	$46.78	$42.52	$33.07	$40.37	$43.06	$40.25	$38.37	$34.85	$27.57	$24.46	$10.00
Unit value at end of period	$48.86	$46.78	$42.52	$33.07	$40.37	$43.06	$40.25	$38.37	$34.85	$27.57
Number of units outstanding at end of period	702,132	882,626	1,099,380	1,264,748	1,693,579	1,753,605	2,434,119	3,398,759	3,512,365	2,977,444
Fidelity VIP Growth – Initial Class
Unit value at beginning of period	$50.77	$49.78	$37.99	$55.09	$67.82	$77.23	$56.96	$41.39	$33.98	$30.03	$10.00
Unit value at end of period	$52.99	$50.77	$49.78	$37.99	$55.09	$67.82	$77.23	$56.96	$41.39	$33.98
Number of units outstanding at end of period	405,728	530,966	687,548	779,446	1,162,768	1,597,597	1,747,063	1,942,238	2,026,809	2,311,771
Fidelity VIP Growth & Income - Initial Class
Unit value at beginning of period	$14.96	$14.33	$11.74	$14.27	$15.85	$16.67	$15.48	$12.11	—	—	$10.00
Unit value at end of period	$15.88	$14.96	$14.33	$11.74	$14.27	$15.85	$16.67	$15.48
Number of units outstanding at end of period	588,530	748,450	563,523	612,322	890,091	1,141,475	1,477,124	1,438,416
Fidelity VIP Growth Opportunities - Initial Class
Unit value at beginning of period	$10.85	$10.26	$8.01	$10.39	$12.31	$15.04	$14.62	$11.90	—	—	$10.00
Unit value at end of period	$11.66	$10.85	$10.26	$8.01	$10.39	$12.31	$15.04	$14.62	$11.90
Number of units outstanding at end of period	210,099	298,169	377,108	459,355	737,029	797,984	1,043,627	1,094,151	458,320
Fidelity VIP High Inc. - Initial Class
Unit value at beginning of period	$16.05	$14.84	$11.82	$10.97	$10.69	$16.89	$16.28	$15.64	$15.03	$14.46	$10.00
Unit value at end of period	$16.26	$16.05	$14.84	$11.82	$10.97	$10.69	$16.89	$16.28	$15.64	$15.03
Number of units outstanding at end of period	454,892	615,149	974,039	865,018	776,343	503,908	3,247,596	3,190,762	2,298,303	1,839,938

IQ3I - 59

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception
Fidelity VIP Index 500 - Initial Class
Unit value at beginning of period	$27.87	$25.54	$20.16	$26.29	$30.32	$33.89	$28.50	$22.51	$17.20	$14.20	$10.00
Unit value at end of period	$28.82	$27.87	$25.54	$20.16	$26.29	$30.32	$33.89	$28.50	$22.51	$17.20
Number of units outstanding at end of period	544,143	762,172	990,761	1,129,777	1,741,723	2,184,782	2,467,236	2,724,341	2,028,663	1,207,882
Fidelity VIP Investment Grade Bond - Initial Class
Unit value at beginning of period	$28.55	$27.71	$26.70	$24.53	$22.93	$20.89	$21.40	$19.93	$18.53	$18.20	$10.00
Unit value at end of period	$28.79	$28.55	$27.71	$26.70	$24.53	$22.93	$20.89	$21.40	$19.93	$18.53
Number of units outstanding at end of period	345,833	424,169	661,887	1,009,874	1,076,601	774,901	1,010,650	1,235,812	834,294	807,207
Fidelity VIP Overseas - Initial Class
Unit value at beginning of period	$23.96	$21.38	$15.11	$19.22	$24.71	$30.97	$22.01	$19.79	$17.98	$16.10	$10.00
Unit value at end of period	$28.14	$23.96	$21.38	$15.11	$19.22	$24.71	$30.97	$22.01	$19.79	$17.98
Number of units outstanding at end of period	354,884	436,837	517,207	645,875	872,237	1,214,146	1,327,100	1,813,403	2,066,717	1,792,964

Units shown include contracts offered under the marketing names IQ and Grandmaster.

IQ3I - 60

Appendix B

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

Contribution:	$50,000.00

GRO Account duration:	7 Years

Guaranteed Interest Rate:	5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under “Table of Annual Fees and Expenses” in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers.

The GRO Value for this $50,000 contribution is $70,110.76 at the expiration of the GRO Account. After three years, the GRO Value is $57,786.68. It is also assumed for the purposes of these examples that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we do not declare a rate for the exact time remaining, we will use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account.

Example of a Downward Market Value Adjustment:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and we are then crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + ..0025)48/12] - 1

The Market Value Adjustment is a reduction of $3,187.45 from the GRO Value:

-$3,187.45 = -0.0551589 X $57,786.68

Thus, the amount payable on a full withdrawal (the Market Adjusted Value) would be:

$54,599.23 = $57,786.68 - $3,187.45

Example of an Upward Market Value Adjustment:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we are then crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The Market Value Adjustment is an increase of $1,680.96 to the GRO Value:

$1,680.96 = .0290890 X $57,786.68

Thus, the amount payable on a full withdrawal (the Market Value Adjustment) would be:

IQ3I - 61

$59,476.64 = $57,786.68 + $1,680.96

Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below the Minimum Value.

IQ3I - 62

Appendix C

Enhanced Earnings Benefit Calculation Example

The following is an additional example of how the Enhanced Earnings Benefit (“EEB”) will be calculated and paid.

A.    EEB with Enhanced Death Benefit  (Highest Anniversary)

Net Premium = $50,000

Account Value upon presentation of proof of death = $60,000

Highest Anniversary Value = $70,000

Gain = $10,000 ($60,000 – $50,000)

Assume a 40% benefit based on issue age

EEB Benefit = $4,000 (40% x $10,000)

Total Payment to Beneficiaries $74,000 ($70,000 + $4,000)

IQ3I - 63

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2006

FOR

IQ3 THE SMART ANNUITY

FLEXIBLE PREMIUM VARIABLE ANNUITY

ISSUED BY

INTEGRITY LIFE INSURANCE COMPANY

AND

FUNDED THROUGH ITS SEPARATE ACCOUNT I

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2006. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company (“Integrity”), P.O. Box 5720, Cincinnati, Ohio 45201-5720 or by calling 1-800-325-8583.

PART 1 - INTEGRITY AND CUSTODIAN

Integrity Life Insurance Company (Integrity) is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities.  Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202.  Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (“W&S”), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

Integrity is the custodian for the shares of the Funds owned by the Separate Account.  The Funds’ shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody’s Investor Service, Standard & Poor’s Corporation, Fitch, or other recognized rating services.  Integrity is currently rated “A++” (Superior) by A.M. Best Company, “AA+” (Very Strong) by Standard & Poor’s Corporation, “Aa2” (Excellent) by Moody’s Investors Service, Inc., and “AA+” (Very Strong) by Fitch.  However, Integrity doesn’t guarantee the investment performance of the portfolios, and these ratings don’t reflect protection against investment risk.

Tax Status of Integrity

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the Code).  Since the Separate Account isn’t a separate entity from Integrity, and its operations form a part of Integrity, it isn’t taxed separately as a “regulated investment company” under Subchapter M of the Code.  Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the accumulation value.  Under existing federal income tax law, the Separate Account’s investment income, including realized net capital gains, isn’t taxed to Integrity.  Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. (“Touchstone Securities”), 220 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and indirect subsidiary of W&S and an affiliate of Integrity, is the principal underwriter of the contracts.  Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc.  The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 7.5% of initial contribution and 7% of additional contributions, plus .50% trail commission paid on Account Value after the 8th Contract Year. Products sold through different distribution channels have different compensation structures, and in certain cases, we may pay no distribution allowance at all. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $20,409,914 in 2005, $19,986,052 in 2004, and $19,514,638 in 2003.  Touchstone Securities didn’t retain distribution allowances during these years.  Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods. Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on premiums paid, but no more than .25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret Grant, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, First Financial Planners, and Sterne, Agee & Leach. We also pay Linsco/Private Ledger .40% on separate account assets for which their registered representatives are agents of record.

PART 3 - Intentionally Omitted

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PART 4 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders.  The Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders.  Performance information is computed separately for each Option in accordance with the formulas described below.  At any time in the future, total return and yields may be higher or lower than in the past.  Historical performance does not predict future results.

Total Returns

Total returns reflect all aspects of the return of Variable Account Option (Option) including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values.  For purposes of charges not based upon a percentage of contract values, an average account value of $50,000 has been used.

3

Quotations also will assume a termination (surrender) at the end of the particular. Any total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those that currently apply under the contract.  Total returns may be shown at the same time that do not take into account deduction of the annual administrative charge.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.  Investors should realize that the Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown.  Average annual returns are calculated pursuant to the following formula:  P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields

Some Options may advertise yields.  Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the Money Market Option.  Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.  Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = {(Base Period Return) + 1)365/7} – 1

Performance Comparisons

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor’s Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (Lipper) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds.  Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis.  Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron’s, Business Week, CDA Technologies, Inc., Changing Times, Consumer’s Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert’s Financial Digest,

4

Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stanger’s Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of an Option’s shares against certain widely recognized standards or indices for stock and bond market performance.  The following are the indices against which the Options may compare performance:

The Standard & Poor’s Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43.  The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included.  The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns.  The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks.  Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available.  Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks.  The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization.  The index is priced monthly.

The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government.  Mortgage-backed securities, flower bonds and foreign-targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the Lehman Government/Corporate Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/ Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years.  Total return comprises price appreciation/depreciation and income as a percentage of the original investment.  Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

5

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter.  It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks.  It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues.  It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers’ World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more.  The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA.  It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market.  The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year.  SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization.  The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization.  The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index.  The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Stocks, Bonds, Bills and Inflation, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

6

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand.  Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million.  All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue’s Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by  Integrity or any of the portfolio advisers derived from such indices or averages.

Individualized Computer Generated Illustrations

Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options.  Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).  We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 5 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading.  The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern Time.  Each Option’s accumulation unit value is calculated separately.  For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units.  Securities are valued using the amortized cost method of valuation, which approximates market value.  Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity.  Cash, receivables and current payables are generally carried at their face value.

PART 6 – DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMS

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70-1/2 or (ii) the calendar year in which the employee retires.  Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70-1/2.  Certain TSA funds can be deferred until age 75  Additional distribution rules apply after the participant’s death.  If you don’t take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Owners of traditional IRAs and five percent owners must begin distributions by age 70-1/2.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

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Distributions from a tax-favored plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional  IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 7 - FINANCIAL STATEMENTS

Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202 is our independent registered public accounting firm and serves as independent registered public accounting firm of the Separate Account.  Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of the Separate Account as of December 31, 2005, and for the periods indicated in the financial statements and the statutory basis-financial statements of Integrity as of and for the years ended December 31, 2005 and 2004 included in this SAI have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports included herein.

The financial statements of Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of Integrity to meet its obligations under the contract.  They should not be considered as relating to the investment performance of the assets held in the Separate Account.

8

PROSPECTUS

IQ Advisor
Flexible Premium Variable Annuity
issued by Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity contract offered by Integrity Life Insurance Company (Integrity), a subsidiary of The Western and Southern Life Insurance Company, through Integrity Separate Account I. The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. You may allocate contributions to different investment options within our Separate Account I, referred to as Variable Account Options, or to our Fixed Accounts, or both. Together, the Variable Account Options and Fixed Accounts are referred to as Investment Options. There is no sales load on the contract.

Your contributions to the Variable Account Options are invested in shares of one or more of the following Portfolios:

DWS Scudder Investment Funds

DWS Equity 500 Index VIP Fund

DWS Small Cap Index VIP Fund

Fidelity ®VIP Funds

Fidelity VIP Asset ManagerSM Portfolio

Fidelity VIP Balanced Portfolio

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Dynamic Capital Appreciation Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP Growth & Income Portfolio

Fidelity VIP Growth Opportunities Portfolio

Fidelity VIP High Income Portfolio

Fidelity VIP Investment Grade Bond Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Overseas Portfolio

Franklin Templeton VIP Trust

FTVIPT Franklin Growth and Income Securities Fund

FTVIPT Franklin Income Securities Fund

FTVIPT Franklin Large Cap Growth Securities Fund

FTVIPT Mutual Shares Securities Fund

FTVIPT Templeton Foreign Securities Fund

FTVIPT Templeton Growth Securities Fund

J.P. Morgan Series Trust II

JPMorgan Bond Portfolio

JPMorgan International Equity Portfolio

MFS Variable Insurance Trust

MFS VIT Capital Opportunities Series

MFS VIT Emerging Growth Series

MFS VIT Investors Growth Stock Series

MFS VIT Mid Cap Growth Series

MFS VIT New Discovery Series

MFS VIT Total Return Series

Putnam Variable Trust

Putnam VT Discovery Growth Fund

Putnam VT The George Putnam Fund of Boston

Putnam VT Growth and Income Fund

Putnam VT International Equity Fund

Putnam VT Small Cap Value Fund

Putnam VT Voyager Fund

Touchstone Variable Series Trust

Touchstone VST Balanced Fund

Touchstone VST Baron Small Cap Fund

Touchstone VST Core Bond Fund

Touchstone VST Eagle Capital Appreciation Fund

Touchstone VST Enhanced Dividend 30 Fund

Touchstone VST Growth & Income Fund

Touchstone VST High Yield Fund

Touchstone VST Mid Cap Growth Fund

Touchstone VST Money Market Fund

Touchstone VST Third Avenue Value Fund

Touchstone VST Value Plus Fund

Touchstone VST Aggressive ETF Fund

Touchstone VST Conservative ETF Fund

Touchstone VST Enhanced ETF Fund

Touchstone VST Moderate ETF Fund

Van Kampen Life Investment Trust (LIT) and Universal Institutional Funds (UIF)

Van Kampen LIT Comstock Portfolio

Van Kampen LIT Emerging Growth Portfolio

Van Kampen UIF Emerging Markets Debt Portfolio

Van Kampen UIF Emerging Markets Equity Portfolio

Van Kampen UIF U.S. Real Estate Portfolio

IQAI - 1

We also offer a Quarterly Rate Option (QRO) and Systematic Transfer Option (STO), together referred to as Fixed Accounts. The contribution you make to a QRO earns a fixed interest rate. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You must transfer all contributions you make to the six-month STO into other Investment Options within six months of contribution and transfer all contributions you make to the twelve-month STO within one year of contribution. Transfers from the six-month STO must be made monthly. Transfers from the twelve-month STO may be made on a monthly or quarterly basis.

This prospectus contains information about the contracts that you should know before you invest. Read this prospectus and any supplements, and retain them for future reference. For further information and assistance, contact our Administrative Office.

A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2006, has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Part 9 of this prospectus.

These securities haven’t been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You can review and copy information about IQ Advisor at the SEC’s Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about IQ Advisor on the SEC’s Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20459-0102.

The contract is not a deposit or obligation of, or guaranteed by, any bank, nor is it insured by the FDIC. It is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

The date of this Prospectus is May 1, 2006.

IQAI - 2

IQAI - 3

Part 6 - Optional Contract Features
Optional Death Benefit	33

Part 7 - Voting Rights
Voting Rights	33
How We Determine Your Voting Shares	34
How Portfolio Shares Are Voted	34
Separate Account Voting Rights	34

Part 8 - Tax Aspects of the Contract
Introduction	34
Your Contract is an Annuity	34
Taxation of Annuities Generally	35
Distribution-at-Death Rules	36
Spousal Continuation	36
Diversification Standards	36
Tax-Favored Retirement Programs	36
Inherited IRAs	36
Annuities in Qualified Plans	37
Federal and State Income Tax Withholding	37
Impact of Taxes on the Company	37
Transfers Among Investment Options	37

Part 9 - Additional Information
Systematic Withdrawal Program	37
Income Plus Withdrawal Program	38
Choices Plus Minimum Required Distribution Program	38
Dollar Cost Averaging	39
Systematic Transfer Program	39
Customized Asset Rebalancing	40
Systematic Contributions	40
Legal Proceedings	40
Table of Contents of Statement of Additional Information	40

Appendix A Financial Information (Unit Values)	41

Disclaimer

iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI’s only relationship to Integrity is the licensing of certain trademarks and trade names of BGI. Integrity’s variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of Integrity’s variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of Integrity’s variable annuity products.

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Glossary

1933 Act - the Securities Act of 1933, which is the federal securities law that governs registration of securities with the Securities and Exchange Commission.

1940 Act - the Investment Company Act of 1940, which is the federal securities law that governs most aspects of the operations of separate accounts like the one established by Integrity Life Insurance Company to support the sale and administration of this variable annuity.

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Administrative Office - References in this prospectus to our administrative office refer to: Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45202-5720. Our express mail address is Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202-3341. You may also call us at 1-800-325-8583.

Annuitant - the person upon whose life an Annuity Benefit and Death Benefit are based. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

Annuity Benefit - amount paid on the Retirement Date.

Business Day – any day that the New York Stock Exchange is open.

Code - the Internal Revenue Code of 1986, as amended.

Contract Anniversary - occurs once annually on the same day as the Contract Date. The Contract Anniversary is the first day of each Contract Year.

Contract Date - the date we issue you the contract. It is shown on the schedule page of your contract.

Contract Year - each consecutive twelve-month period beginning on the Contract Date and ending on the day before the Contract Anniversary.

Death Benefit – benefit paid to a named beneficiary on the death of the Annuitant.

Exchange Traded Fund - a mutual fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.

Fixed Accounts – Quarterly Rate Option and the Systematic Transfer Option.

Fund of Funds - A Portfolio that invests in other mutual funds.

General Account - the account that contains all of our assets other than those held in Separate Accounts.

Guaranteed Interest Rate – a fixed annual effective interest rate that we declare for the duration of the Fixed Account option you select. For the QRO, the Guaranteed Interest Rate shall remain in effect until the next calendar quarter, at which time your QRO allocation will receive the Guaranteed Interest Rate in effect at the beginning of that calendar quarter for the rest of that quarter. For the STO, the Guaranteed Interest Rate shall remain in effect for the STO period selected. Subsequent allocations to any Fixed Account may receive a different interest rate than prior allocations.

Investment Options – Variable Account Options and Fixed Accounts, collectively.

Minimum Interest Rate – the lowest interest rate we can declare for a Fixed Account at any time while the contract is in effect. Your Minimum Interest Rate is stated in your contract.

Portfolio - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

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Quarterly Rate Option (QRO) - A Fixed Account where the interest rate on your allocation may change as often as quarterly.

Retirement Date –  The Retirement Date is the date you choose for your Annuity Benefit to be paid. Subject to federal and state law, the latest Retirement Date you can choose is the last Annuitant’s 100th birthday. We refer to this as the “Maximum Retirement Date”.

Separate Account- consists of assets that are segregated by Integrity and invested in Variable Account Options.

Surrender Value - your Account Value.

Systematic Transfer Option (STO) –  a Fixed Account that allows you to make contributions to a six-month or twelve-month STO which must be transferred from the STO into other Investment Options within the six or twelve month period you chose. The STO provides a guaranteed fixed interest rate that is effective for the STO period selected. More information about this program is located in Part 9 of this prospectus.

Unit – a measure of your ownership interest in a Variable Account Option.

Unit Value – the value of each Unit calculated on any Business Day.

Variable Account Options – the various Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in one Portfolio.

PART 1 - SUMMARY

Your Variable Annuity Contract

In this prospectus, “we,” “our,”  “us” and “the Company” mean Integrity Life Insurance Company (Integrity). The terms “you” and “your” mean the owner. The owner has all the rights under the contract. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The first death of one of the joint owners will determine the timing of distributions. Under this contract, the Annuitant is the person upon whose life the Annuity Benefit and Death Benefit are based.

You can invest for retirement by buying an IQ Advisor variable annuity if you complete an Application  form and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution and below the maximum allowed contribution discussed below.

Your Benefits

Your contract has an Account Value, an Annuity Benefit, and a Death Benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual rules for taxation of annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor. The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules. While the contract provides certain benefits when used with a tax-favored retirement program, it provides no additional benefit with regard to tax deferral, as these programs are already tax-deferred.

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How Your Contract is Taxed

Under the current tax laws, any increases in the value of your contributions won’t be considered part of your taxable income until you make a withdrawal. Generally, distributions are comprised of taxable income distributed first, followed by tax-free return of basis. If you annuitize your contract, each distribution will be based on an exclusion ratio of taxable earnings to tax-free return of basis. Therefore, part of each Annuity Benefit payment will be the tax-free return of your investment in the contract. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. In certain cases, you can make a withdrawal without paying the 10% federal tax penalty. For more information about withdrawals that are exempt from the federal tax penalty, see Part 8, “Tax Aspects of the Contract - Taxation of Annuities Generally.”

Your Contributions

The minimum initial contribution is $10,000. Additional contributions can be as little as $100. See “Contributions Under Your Contract” in Part 5.

Your Investment Options

You may have your contributions placed in a combination of the variable and fixed Investment Options  To select Investment Options most suitable for you, see Part 3, “Your Investment Options.”

The Variable Account Options invest in shares of mutual funds, each of which is referred to as a Portfolio. Each Variable Account Option and its corresponding Portfolio share the same investment goal. For example, if your investment goal is to save money for retirement, you might choose a growth oriented Variable Account Option, which invests in a growth Portfolio. The value of your Variable Account Options will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio’s prospectus and Statement of Additional Information.

Account Value, Surrender Value and Minimum Account Value

Your Account Value consists of the value of your Investment Options added together. Your Surrender Value is equal to your Account Value. If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days in which to make additional contributions.

Transfers

You may transfer all or any part of your Account Value among the Investment Options, although some restrictions apply. You can find these in Part 5, “Transfers.”  Any transfer must be at least $250. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) the six or twelve month Systematic Transfer Option. All of these programs are discussed in Part 9. If you make more than fifteen transfers among your Investment Options in one Contract Year, your account will be charged up to $20 for each transfer after the first fifteen. All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail.

Charges and Fees

A daily charge at an annual effective rate of 0.60% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks and certain administrative expenses. Should you select the Optional Death Benefit, this fee will be increased to 0.80%. The charges will never be greater than these amounts. For more information, see Part 4, “Deductions and Charges.”

Investment management fees and other expenses are deducted from amounts the Separate Account invests in the Portfolios. Management fees can’t be increased without the consent of shareholders. See “Table of Annual Fees and Expenses” below and “Your Investment Options” in Part 3.

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Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. No withdrawal charges apply.

Your Initial Right to Revoke (Free Look Period)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we’ll return your contract value (contributions net any investment performance and applicable daily charges), which may be more or less than your initial contribution, depending upon the investment experience of the Investment Options you selected. You bear the investment risk during the ten-day period. If the law requires, upon cancellation we’ll return all of your contributions without any adjustments.

Risk/Return Summary: Investments and Risks

Variable Annuity Investment Goals

The investment goals of the IQ Advisor Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and quality portfolio management.

Risks

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. Most of the Portfolios invest in common stocks. You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines. There’s also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus for the corresponding Portfolio.

Table of Annual Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying and owning the contract. This contract has no withdrawal charges. The first table describes the fees and expenses that you will pay at the time you buy the contract,  or transfer Account Value among Investment Options. State premium taxes may also be deducted.(1)

Contract Owner Transaction Expenses

Sales Load on Purchases	$0
Transfer Charge (assessed after 15 transfers in one Contract Year)(2)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

Annual Administrative Charge

Annual Administrative Charge	$0

(1) If you elect an Annuity Benefit, we’ll deduct any state premium taxes required by your state law from the amount available for the Annuity Benefit. State premium taxes currently range up to 4%.

(2) After the first fifteen transfers during a Contract Year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers. See “Deductions and Charges – Transfer Charge” in Part 4 for more detail.

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Separate Account Annual Expenses

(as a percentage of Separate Account value)

Mortality, Expense Risk and Administrative Fees	0.60%
Mortality, Expense Risk and Administrative Fees with Optional Death Benefit	0.80%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios  that you may pay periodically during the time you own the contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses

The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios’ assets, including management fees, distribution or 12b-1 fees and other expenses is:

Minimum: 0.72%	Maximum: 2.60%

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements

(as a percentage of average net assets in each Portfolio)

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Total Annual Expenses
DWS Equity 500 Index VIP Fund: Class B(1),(1a)	0.19%	0.25%	0.28%	0.72%
DWS Small Cap Index VIP Fund: Class B(1a),(2)	0.35%	0.25%	0.16%	0.76%
Fidelity VIP Asset Manager: Serv. Class 2(3)	0.52%	0.25%	0.13%	0.90%
Fidelity VIP Balanced: Serv. Class 2(3)	0.42%	0.25%	0.16%	0.83%
Fidelity VIP Contrafund: Serv. Class 2(3)	0.57%	0.25%	0.09%	0.91%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2(3)	0.57%	0.25%	0.36%	1.18%
Fidelity VIP Equity-Income: Serv. Class 2(3)	0.47%	0.25%	0.09%	0.81%
Fidelity VIP Growth: Serv. Class 2(3)	0.57%	0.25%	0.10%	0.92%
Fidelity VIP Growth & Income: Serv. Class 2(3)	0.47%	0.25%	0.12%	0.84%
Fidelity VIP Growth Opportunities: Serv. Class 2(3)	0.57%	0.25%	0.14%	0.96%
Fidelity VIP High Income: Serv. Class 2	0.57%	0.25%	0.13%	0.95%
Fidelity VIP Investment Grade Bond: Serv. Class 2	0.36%	0.25%	0.12%	0.73%
Fidelity VIP Mid Cap: Serv. Class 2(3)	0.57%	0.25%	0.12%	0.94%
Fidelity VIP Overseas: Serv. Class 2(3)	0.72%	0.25%	0.17%	1.14%
Franklin Growth and Income Securities Fund: Class 2	0.48%	0.25%	0.03%	0.76%
Franklin Income Securities Fund: Class 2	0.46%	0.25%	0.02%	0.73%
Franklin Large Cap Growth Securities Fund: Class 2	0.73%	0.25%	0.03%	1.01%
Mutual Shares Securities Fund: Class 2	0.60%	0.25%	0.18%	1.03%
Templeton Foreign Securities: Class 2(4)	0.65%	0.25%	0.17%	1.07%
Templeton Growth Securities: Class 2	0.75%	0.25%	0.07%	1.07%
JP Morgan Bond Portfolio,(5)	0.30%	0.00%	0.45%	0.75%
JP Morgan International Equity Portfolio(5)	0.60%	0.00%	0.60%	1.20%
MFS VIT Capital Opportunities Series: Service Class(6),(7)	0.75%	0.25%	0.23%	1.23%
MFS VIT Emerging Growth Series: Service Class(7)	0.75%	0.25%	0.13%	1.13%
MFS VIT Investors Growth Stock Series: Service Class(7)	0.75%	0.25%	0.15%	1.15%
MFS VIT Mid Cap Growth Series: Service Class(7)	0.75%	0.25%	0.17%	1.17%
MFS VIT New Discovery Series: Service Class(7)	0.90%	0.25%	0.16%	1.31%
MFS VIT Total Return Series: Service Class(7)	0.75%	0.25%	0.09%	1.09%
Putnam VT Discovery Growth: Class IB(8)	0.70%	0.25%	0.47%	1.42%
Putnam VT The George Putnam Fund of Boston: Class IB	0.62%	0.25%	0.10%	0.97%
Putnam VT Growth and Income Fund: Class IB	0.49%	0.25%	0.05%	0.79%
Putnam VT International Equity Fund: Class IB	0.75%	0.25%	0.18%	1.18%
Putnam VT Small Cap Value Fund: Class IB	0.76%	0.25%	0.08%	1.09%
Putnam VT Voyager Fund: Class IB	0.57%	0.25%	0.06%	0.88%

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Portfolio	Management Fees	12b-1 Fee	Other Expenses	Total Annual Expenses
Touchstone Balanced Fund(9)	0.80%	0.00%	0.51%	1.31%
Touchstone Baron Small Cap Fund(9)	1.05%	0.00%	0.54%	1.59%
Touchstone Core Bond Fund(9)	0.55%	0.00%	0.44%	0.99%
Touchstone Eagle Capital Appreciation Fund(9)	0.75%	0.00%	0.47%	1.22%
Touchstone Enhanced Dividend 30 Fund(9)	0.65%	0.00%	0.52%	1.17%
Touchstone Growth & Income Fund(9)	0.80%	0.00%	0.49%	1.29%
Touchstone High Yield Fund(9)	0.50%	0.00%	0.47%	0.97%
Touchstone Mid Cap Growth Fund(9),(10)	0.80%	0.00%	0.53%	1.33%
Touchstone Money Market Fund, Service Class(9)	0.18%	0.25%	0.39%	0.82%
Touchstone Third Avenue Value Fund(9)	0.80%	0.00%	0.36%	1.16%
Touchstone Value Plus Fund(9)	0.75%	0.00%	0.65%	1.40%
Touchstone Aggressive ETF Fund(9),(11)	0.40%	0.00%	1.06%	1.46%
Touchstone Conservative ETF Fund(9),(11)	0.40%	0.00%	2.20%	2.60%
Touchstone Enhanced ETF Fund(9),(11)	0.40%	0.00%	0.96%	1.36%
Touchstone Moderate ETF Fund(9),(11)	0.40%	0.00%	1.01%	1.41%
Van Kampen LIT Comstock: Class II	0.56%	0.25%	0.03%	0.84%
Van Kampen LIT Emerging Growth: Class II	0.70%	0.25%	0.07%	1.02%
Van Kampen UIF Emerging Markets Equity: Class 2(12)	1.25%	0.35%	0.41%	2.01%
Van Kampen UIF Emerging Markets Debt: Class 2	0.75%	0.35%	0.34%	1.44%
Van Kampen UIF U.S. Real Estate: Class 2	0.75%	0.35%	0.28%	1.38%

(1) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.53% for Class B until April 30, 2009.

(1a) Fees have been restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(2) From June 1, 2006 through September 30, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund, to the extent necessary, to maintain the fund’s operating expenses at a ratio no higher than 0.733% for Class B , excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organization and offering expenses.

(3) A portion of the brokerage commissions that each Fidelity VIP Fund pays may be reimbursed and used to reduce that fund’s expenses, and through arrangements with the Portfolios’ custodian or transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. In addition, as to the Dynamic Capital Appreciation Portfolio, the manager has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses exceed 1.10%. These arrangements may be discontinued at any time. As a result of these reimbursements and arrangements, the net expenses reported for these Portfolios are as follows:

Fidelity Portfolio	Net Total Expenses after Arrangements Described Above
Fidelity VIP Asset Manager: Serv. Class 2	0.89%
Fidelity VIP Balanced: Serv. Class 2	0.80%
Fidelity VIP Contrafund: Serv. Class 2	0.89%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2	1.02%
Fidelity VIP Equity-Income: Serv. Class 2	0.80%
Fidelity VIP Growth: Serv. Class 2	0.88%
Fidelity VIP Growth & Income: Serv. Class 2	0.79%
Fidelity VIP Growth Opportunities: Serv. Class 2	0.92%
Fidelity VIP Mid Cap: Serv. Class 2	0.89%
Fidelity VIP Overseas: Serv. Class 2	1.07%

(4) The manager has agreed to reduce its fees to reflect reduced services resulting from the Portfolio’s investment in a proprietary money fund. The reduction is required by the Portfolio’s Board of Trustees and an SEC order. After the reduction of 0.05%, the net total expenses reported for the Portfolio are 1.02%.

(5) Reflects a written agreement pursuant to which the Portfolios’ Administrator agrees to reimburse the

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Portfolios to the extent that total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.75% (Bond Portfolio) or 1.20% (International Equity Portfolio) of their daily net assets through April 30, 2007. In addition, the Portfolios’ service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

(6) MFS has contractually agreed to bear the series’ expenses such that “Other Expenses” do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series’ investing activities. This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees, which oversees the series.

(7) Each series has an expense offset arrangement that reduces the series’ custodial fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series’ expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, “Total Annual Expenses” would be lower.

(8)  The advisor has contractually agreed until at least December 31, 2006 to waive its fees and/or reimburse expenses in order to limit net expenses to 1.13% for the Discovery Growth Portfolio.

(9) The advisor has contractually agreed until at least December 31, 2006 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

Touchstone Variable Series Trust Funds	Net Total Expenses after Arrangements Described Above
Balanced Portfolio	0.90%
Baron Small Cap Portfolio	1.54%
Core Bond Portfolio	0.75%
Eagle Capital Appreciation Portfolio	1.05%
Mid Cap Growth Portfolio	1.15%
Enhanced Dividend 30 Portfolio	0.75%
Growth & Income Portfolio	0.85%
High Yield Portfolio	0.80%
Money Market Portfolio	0.54%
Third Avenue Value Portfolio	1.05%
Value Plus Portfolio	1.15%
Aggressive ETF Portfolio	0.70%
Conservative ETF Portfolio	0.69%
Enhanced ETF Portfolio	0.77%
Moderate ETF Portfolio	0.69%

(10) Prior to May 1, 2006, this Portfolio was called the Touchstone Emerging Growth Fund.

(11) By investing in the Touchstone ETF Funds, you will indirectly bear fees and expenses charged by underlying Exchange Traded Funds in which the Portfolio invests, in addition to the Portfolio’s direct fees and expenses. Those additional expenses will be approximately 0.19%, for a total of 0.69% for the Conservative and Moderate Funds, 0.20% for a total of 0.70% for the Aggressive Fund and 0.27%. for a total of 0.77% for the Enhanced Fund and are shown as part of the net expenses of each Portfolio in the chart below.

(12) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the advisor. The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the “Operating Expense Limitation” to 1.70% for the Emerging Markets Equity Class 2, 1.35% for Emerging Markets Debt Class 2 and 1.35%U.S. Real Estate, Class 2. The advisor may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion.

NOTE: We have entered into agreements with the investment advisors or distributors of each of the Portfolios. Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the Portfolios or their investment advisors pay fees to us that are usually based on an

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annual percentage of the average daily net assets of the Portfolios. These agreements may be different for each Portfolio or each group of Portfolios managed by the same investment advisor, and may include fees paid by investment advisors or under a distribution and/or servicing plan adopted by a Portfolio pursuant to Rule 12b-1 under the 1940 Act.

Example

The examples that follow are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include maximum contract owner transaction expenses, contract fees, Separate Account annual expenses and Portfolio fees and expenses.

Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$354.69	$1,079.62	$1,825.76	$3,788.08

If you annuitize at the end of the applicable period:

1 year	3 years	5 years	10 years
$354.69	$1,079.62	$1,825.76	$3,788.08

If you do not surrender the contract:

1 year	3 years	5 years	10 years
$354.69	$1,079.62	$1,825.76	$3,788.08

PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive office is in Cincinnati, Ohio. We are authorized to sell life insurance and annuities in 46 states and the District of Columbia. We sell flexible premium variable annuities, which may offer features and investment options other than those offered in this contract, fixed single premium annuities, and fixed flexible premium annuities offering fixed guaranteed interest rates. Integrity is a subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

The Separate Account and the Variable Account Options

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (the SEC). SEC registration doesn’t mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Variable Account Options from time to time. The Variable Account Options currently available to you are listed in Part 3, “Your Investment Options.”

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Assets of Our Separate Account

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Owners of other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts.

Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our General Account.

Distribution of Contracts

Touchstone Securities, Inc. (Touchstone) serves as the principal underwriter for the securities issued by the Separate Account. Touchstone Securities, Inc. is an indirect subsidiary of The Western and Southern Life Insurance Company, which is our parent company. Touchstone’s principal business address is 303 Broadway, Cincinnati, Ohio, 45202. The contracts will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. We pay no commission for the sale of this contract. This contract may be used by fee-only financial planners or financial professionals associated with an investment advisor. A third-party broker-dealer or financial institution may receive compensation from us for, among other things, training, marketing or other services provided. We may also pay a third-party broker-dealer additional fees to ensure that firm’s registered representatives have access, or preferred access, to our products. Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. You will find more information about the compensation we pay in the Statement of Additional Information.

Changes In How We Operate

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable law or regulation. We’ll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

•      add Investment Options to, or remove Investment Options from, our Separate Account, combine two or more Variable Account Options within our Separate Account, or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•      register or end the registration of the Separate Account under the 1940 Act;

•      operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity under the 1940 Act);

•      restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;

•      cause one or more Variable Account Option(s) to invest in a mutual fund other than or in addition to the Portfolios; or

•      operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we’ll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

The Variable Account Options

Each Variable Account Option invests in the Portfolio (or “Fund”) with the corresponding name. The investment objective, advisor and subadvisor, if any, of each Portfolio are described below. Management

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fees and other expenses deducted from each Portfolio are described in that Portfolio’s prospectus. Each of the Portfolios’ investment advisors compensates us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisors’ assets. We do not provide preferential treatment or access to distribution for investment advisors or the Portfolios they manage based on the differing levels of compensation paid to us. For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-325-8583.

DWS Scudder Investments VIP Funds

The investment advisor for the DSW Scudder Investments VIP Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM’s presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

Investment Objectives of the Portfolios. Following is a summary of the investment objectives of the DWS Investments VIP Funds. We can’t guarantee that these objectives will be met. You should read the DWS Investments VIP Funds’ prospectuses carefully before investing.

DWS Equity 500 Index VIP Fund

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

DWS Small Cap Index VIP Fund

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole. The Index includes the reinvestment of all distributions and is not available for direct investment.

Fidelity® VIP Funds

The Portfolios’ Investment Advisor, Fidelity Management & Research Company (FMR) is a registered investment advisor under the Investment Advisors Act of 1940. FMR serves as the investment advisor to each Portfolio.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives and strategies of the Fidelity’s VIP Fund Portfolios. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Fidelity’s VIP Funds’ prospectus carefully before investing.

Fidelity VIP Asset ManagerSM Portfolio

VIP Asset ManagerSM Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments, maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. FMR invests in domestic and foreign issuers. FMR analyzes issuers using fundamental and/or quantitative factors and evaluates each security’s current price relative to estimated long-term value..

Fidelity VIP Balanced Portfolio

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. FMR invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and  preferred stock. FMR invests in domestic and foreign issuers. With respect to equity investments, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have

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more “value” characteristics than “growth” characteristics.

Fidelity VIP Contrafund® Portfolio

VIP Contrafund® Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio’s assets in securities of companies whose value FMR believes is not fully recognized by the public. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

Fidelity VIP Dynamic Capital Appreciation Portfolio

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Fidelity VIP Equity-Income Portfolio

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities and potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. FMR invests in domestic and foreign issuers. FMR  uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500 Index. FMR normally invests at least 80% of the Portfolio’s total assets in income-producing equity securities.

Fidelity VIP Growth Portfolio

VIP Growth Portfolio seeks capital appreciation by investing the Portfolio’s assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth & Income Portfolio

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio’s assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio’s assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. FMR uses fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

Fidelity VIP High Income Portfolio

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. FMR normally invests the Portfolio’s assets primarily in income-producing debt securities, preferred

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stocks, and convertible securities, with an emphasis on lower-quality debt securities. FMR may also invest the Portfolio’s assets in non-income producing securities, including defaulted securities and common stocks. FMR invests in domestic and foreign issuers. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions

Fidelity VIP Investment Grade Bond Portfolio

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities. FMR allocates assets across different market sectors and maturities, and analyzes a security’s structural features and current pricing, trading opportunities, and the credit quality of the issuer.

Fidelity VIP Mid Cap Portfolio

VIP Mid Cap Portfolio seeks long-term growth of capital. FMR invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. FMR normally invests at least 80% of the Portfolio’s total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those with market capitalization similar to companies in the S&P Mid Cap 400. FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types, and may potentially invest in companies with smaller or larger market capitalizations. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Overseas Portfolio

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. common stocks. FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

The Franklin Templeton Variable Insurance Products Trust (“Trust”) Funds

Each Fund (or “Portfolio”) is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the Funds, as indicated below.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Franklin Templeton Variable Insurance Products Trust Funds. There are no guarantees that  Fund will be able to achieve its objective. You should read Franklin Templeton VIPT Funds’ prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Portfolio

The FTVIPT Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests predominantly in a broadly diversified portfolio of equity securities that the Portfolio’s manager considers to be financially strong but undervalued by the market. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Income Securities Portfolio

The FTVIPT Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally may invest in both debt and equity securities. The Portfolio seeks income by investing in, corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the advisor believes are attractive. The investment advisor for this Portfolio is Franklin Advisers, Inc.

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FTVIPT Franklin Large Cap Growth Securities Portfolio

The FTVIPT Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, and normally invests predominantly in equity securities. For this Portfolio, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Mutual Shares Securities Portfolio

The FTVIPT Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal. The Portfolio normally invests mainly in equity securities that the advisor believes are undervalued. The Portfolio normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies. The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC.

FTVIPT Templeton Foreign Securities Portfolio

The FTVIPT Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities. The investment advisor for this Portfolio is Templeton Investment Counsel, LLC..

FTVIPT Templeton Growth Securities Portfolio

The FTVIPT Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. The investment advisor for this Portfolio is Templeton Global Advisors Limited.

J.P. Morgan Series Trust II Funds

Each Portfolio of the JPMorgan Series Trust II is a diversified mutual fund registered with the SEC. J.P. Morgan Investment Management Inc. is the investment advisor to the J.P. Morgan Series Trust II Funds.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the J.P. Morgan Series Trust II. There is no guarantee that these objectives will be met. You should read the prospectus for J.P. Morgan Series Trust II carefully before investing.

JPMorgan Bond Portfolio

JPMorgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Under normal circumstances the Portfolio invests at least 80% of its assets (net assets, plus the amount of borrowings for investment purposes) in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset backed and mortgage backed securities that the advisor believes have the potential to provide a high total return over time.

JPMorgan International Equity Portfolio

JPMorgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. Under normal circumstances the Portfolio invests at least 80% of its assets (net assets, plus the amount of borrowings for investment purposes) in equity investments. The Portfolio will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

MFS Variable Insurance Trust Funds

Each Portfolio of the MFS Variable Insurance Trust is a mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment advisor to the MFS Funds.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives and strategies

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of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. You should read the MFS Variable Insurance Trust Funds’ prospectus carefully before investing.

MFS VIT Capital Opportunities Series

MFS VIT Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS VIT Emerging Growth Series

MFS VIT Emerging Growth Portfolio seeks long-term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS VIT Investors Growth Stock Series

MFS VIT Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

MFS VIT Mid Cap Growth Series

MFS VIT Mid Cap Growth Portfolio seeks long-term growth of capital by normally investing at least 80% of its net total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio’s investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio’s 80% investment policy.

MFS VIT New Discovery Series

MFS VIT New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Growth Index at the time of investment.

MFS VIT Total Return Series

MFS VIT Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a

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combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS’s interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

Putnam Variable Trust Funds

Each Fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC (“Putnam Management”) serves as the investment advisor of each Portfolio.

Investment Objectives of the Funds. Below is a summary of the investment objectives of Putnam’s VT Funds. You should read Putnam’s VT Funds’ prospectus carefully before investing.

Putnam VT Discovery Growth Fund

The Fund seeks long-term growth of capital. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

Putnam VT The George Putnam Fund of Boston

The Fund seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds that produce both capital growth and current income. The Fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Under normal market conditions, the fund invests at least 25% of the Fund’s total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

Putnam VT Growth and Income Fund

The Fund seeks capital growth and current income. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both.

Putnam VT International Equity Fund

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the Fund invests at least 80% of the Fund’s net assets in equity investments.

Putnam VT Small Cap Value Fund

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

Putnam VT Voyager Fund

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

Touchstone Variable Series Trust Funds

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment advisor of each Fund. Oppenheimer Capital LLC is the sub-advisor for the VST Balanced Fund. BAMCO, Inc., a subsidiary of Baron Capital

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Group, Inc. is the sub-advisor for the VST Baron Small Cap Fund. Ft. Washington Investment Advisors, Inc. is the sub-advisor for the VST Core Bond, VST High Yield, VST Money Market and VST Value Plus Funds. Westfield Capital Management Company, LLC and TCW Investment Management Company are the sub-advisors for the VST Mid Cap Growth Fund. Todd Investment Advisors, Inc. is the sub-advisor for the VST Enhanced Dividend 30 Fund, as well as the VST Aggressive ETF, VST Conservative ETF, VST Enhanced ETF and VST Moderate ETF Funds. Deutsche Investment Management Americas Inc. is the sub-advisor for the VST Growth & Income Fund. Eagle Asset Management, Inc. is the sub-advisor for the VST Eagle Capital Appreciation Fund. Third Avenue Management LLC is the sub-advisor for the VST Third Avenue Value Fund. Touchstone Advisors, Inc., Ft. Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliated with Integrity Life Insurance Company.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Touchstone Variable Series Trust Funds’ prospectus carefully before investing.

Touchstone VST Balanced Fund

Touchstone VST Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the Fund, the portfolio manager will seek companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company’s intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

Touchstone VST Baron Small Cap Fund

Touchstone VST Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager’s assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 100% over four subsequent years.

Touchstone VST Core Bond Fund

Touchstone VST Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily (at least 80% of assets) in bonds. The Fund invests in mortgage-related securities, asset-backed securities, U.S. government securities and corporate debt securities. The Fund invests at least 65% of assets in investment grade debt securities, but may invest up to 35% of assets in non-investment grade debt securities rated as low as B. In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

Touchstone VST Eagle Capital Appreciation Fund

The Touchstone VST Eagle Capital Appreciation Fund seeks long term capital appreciation. In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. It immediately eliminates deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks, which are assigned, to the four co-portfolio managers based on sector.

Each portfolio manager then uses fundamental research to develop five year earnings estimates for each

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company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The portfolio managers generally do not rely on a company’s earnings projection or consensus Wall Street estimates. Instead, they do their own research.

The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.

The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model’s rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

Touchstone VST Mid Cap Growth Fund

Touchstone VST Mid Cap Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal. The Fund invests primarily (at least 80% of assets) in common stocks of mid cap companies. The Fund is sub-advised by two separate management teams that use different style methodologies. Mid cap growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Mid cap growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

Touchstone VST Enhanced Dividend 30 Fund

Touchstone VST Enhanced Dividend 30 Fund seeks to achieve a total return that is higher than the total return of the Dow Jones Industrial Average (“DJIA”). The Fund’s portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund uses a quantitative approach to improve on the index returns, investing in all of the DJIA components, but increasing the weighting of those with the highest dividend yield. The Fund seeks to overweight the top three highest yielding stocks in the DJIA by adding approximately 8% to the original weight of each, and underweight the remaining 27 stocks of the Dow that have a lower relative dividend yield.

Touchstone VST Growth & Income Fund

Touchstone VST Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

Touchstone VST High Yield Fund

Touchstone VST High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of assets) in non-investment grade debt securities of domestic corporations. Non-investment grade securities are often referred to as “junk bonds” and are considered speculative.

Touchstone VST Money Market Fund

Touchstone VST Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

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Touchstone VST Third Avenue Value Fund

Touchstone VST Third Avenue Value Fund seeks long-term capital appreciation. It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the portfolio manager believes is their liquid value. The Fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities. The mix of the Fund’s investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

Touchstone VST Value Plus Fund

Touchstone VST Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. Approximately 75% of assets will generally be invested in large cap companies and approximately 25% will generally be invested in mid cap companies.

Touchstone Variable Series Trust (VST) ETF Funds

This Part specifically provides information about the Touchstone VST ETF Funds, which are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares® Funds Trust. Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests. In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of Touchstone’s VST ETF Funds is an “index fund,” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each VST ETF Fund allocates its assets among a group of exchange-traded funds in different percentages. Therefore, each VST ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each ETF Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the VST ETF Funds’ assets invested in stocks or bonds at any given time may be different than that VST ETF Fund’s planned asset allocation model. Stock and bond markets, and the sub categories of assets within them (value, growth, large cap, small cap etc.) have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models. The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each Fund’s assets annually (except the VST Enhanced ETF Fund which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect. The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Touchstone VST Conservative ETF Fund

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Conservative Fund that typically results in an allocation of about 65% of assets in

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bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Moderate ETF Fund

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Moderate Fund that typically results in an allocation of about 60% of assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Aggressive ETF Fund

The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Aggressive Fund that typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Enhanced ETF Fund

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are over weighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Van Kampen Life Insurance Trust

Van Kampen Asset Management is the investment advisor for Van Kampen Life Insurance Trust (LIT).

Investment Objectives of the Portfolios. Below is a summary of the investment objectives and strategies of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Van Kampen LIT Portfolios’ prospectus carefully before investing.

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Van Kampen LIT Comstock Portfolio

The Portfolio’s investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen LIT Emerging Growth Portfolio

The Portfolio’s investment objective is to seek capital appreciation. Under normal market conditions, the Portfolio’s investment advisor seeks to achieve the Portfolio’s investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment advisor to be emerging growth companies.

Van Kampen Universal Institutional Funds

Morgan Stanley Investment Management Inc. doing business as Van Kampen is the investment advisor for each of the Universal Institutional Funds (UIF).

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Van Kampen Universal Institutional Funds. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Van Kampen UIF Funds’ prospectus carefully before investing.

Van Kampen UIF Emerging Markets Debt Portfolio

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the advisor seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen UIF Emerging Markets Equity Portfolio

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Advisor’s investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Van Kampen UIF U.S. Real Estate Portfolio

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Portfolio focuses on REITs as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions. The Advisor’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

Fixed Accounts

Interests in contracts attributable to Fixed Accounts haven’t been registered under the 1933 Act or the 1940 Act. Thus, neither the Fixed Accounts nor our General Account, which guarantees the Fixed Account values and Death Benefits and Annuity Benefits under those contracts, are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission hasn’t reviewed the disclosure in this prospectus relating to the Fixed Accounts or the General Account. Disclosures regarding the Fixed Accounts or the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

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Quarterly Rate Option

We offer a QRO, which is a fixed interest rate account. For any contribution you make to the QRO, your interest rate will be effective through the end of the calendar quarter during which you made your contribution. Additional contributions during that quarter may earn different interest rates, since we declare new rates periodically. If you do not transfer your QRO Account Value to another Investment Option, each quarter your QRO Account Value will renew for another quarter at the interest rate that applies on the first day of that quarter. The QRO will never credit less than the Minimum Interest Rate.

Only two “round trips” are permitted through the QRO Account during any 12-month period. A “round trip” is a transfer into or out of the QRO Account followed by a transfer out of or back into the QRO Account within 30 days. We reserve the right to restrict further transfers into the QRO Account if you exceed this limit. This restriction does not apply to programs that systematically transfer Account Value into or out of the QRO Account such as Dollar Cost Averaging, Systematic Transfer Programs or other related programs we may offer, unless we determine, in our sole discretion, that one of those programs is being used as a method of market timing or other abusive trading practice. We may modify or amend these transfer restrictions at any time and in our sole discretion.

Systematic Transfer Option

We  offer a Systematic Transfer Option (STO) that provides a guaranteed interest rate. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You must transfer all contributions into other Investment Options within either six months or one year of your STO contribution, depending on which STO option you select. Transfers will be made automatically in approximately equal quarterly (one-year option only) or monthly installments of not less than $1,000 each. You can’t transfer from other Investment Options into the STO. We guarantee that the STO’s annual effective interest rate will never be less than the Minimum Interest Rate. See “Systematic Transfer Program” in Part 9 for details on this program.

PART 4 - DEDUCTIONS AND CHARGES

Separate Account Charges

We deduct a daily mortality and expense charge from the Unit Values equal to an annual effective rate of 0.60% of your Account Value in the Variable Account Options. We can’t increase this daily expense rate without your consent. Should you select the Optional Death Benefit, this expense will be 0.80%.

These charges are listed as the Mortality, Expense Risk and Administrative Fees in the Table of Annual Fees and Expenses in Part 1. The expense risk is the risk that our actual expenses of administering the contract will exceed the income from the Mortality, Expense Risk and Administrative Fee. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The mortality and expense risk charges compensate us for the mortality and expense risks we assume under the contract. We expect to make a profit from this fee. The relative proportion of the mortality and expense risk charge may be changed, but the total Mortality, Expense Risk and Administrative Fee can’t be increased.

Reduction or Elimination of Separate Account Charges

We can reduce or eliminate the Separate Account charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group and the amount of the contributions. We won’t unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can’t be increased without shareholder

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approval. Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

State Premium Tax Deduction

Integrity won’t deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we’ll deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range up to 4%.

Transfer Charge

If you make more than fifteen transfers among your Investment Options during one Contract Year, we will charge your account up to $20 for each additional transfer during that year. Transfer charges don’t apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii)  systematic transfers from the STO, nor will such transfers count towards the fifteen free transfers you may make in a Contract Year.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract

You can make contributions of at least $100 at any time up to the Annuitant’s Retirement Date. Your first contribution, however, can’t be less than $10,000.

We may limit the total contributions under a contract to $1,000,000 if the Annuitant is age 75 or under or to $500,000 if the Annuitant is age 76 or older. Contributions may also be limited by various laws or prohibited by us for all owners under the contract. If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law.

Contributions are applied to the various Investment Options you select and are used to pay Annuity and Death Benefits. Each contribution is credited as of the date we have received (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. We do not waive this policy for particular investors or classes of investors. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change you want to make, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transaction. See “Transfers” in Part 5.

Your Account Value

Your Account Value reflects various charges. See Part 4, “Deductions and Charges.”  Charges against our Separate Account (mortality and expense risk, administration and optional benefit charges) are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Variable Account Option. The value of contributions made to the

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Variable Account Options is not guaranteed. The value of your contributions made to Fixed Accounts is guaranteed. If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days in which to make additional contributions. This could vary by state so please refer to your annuity contract for specific information.

Units in Our Separate Account

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Variable Account Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses.

The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won’t vary because of changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer Account Value into that Variable Account Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option at the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day multiplied by the net investment factor for that Variable Account Option on the current day. We determine a net investment factor for each Variable Account Option as follows:

•      First, we take the value of the shares belonging to the Variable Account Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

•      Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•      Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•      Then we divide this amount by the value of the amounts in the Variable Account Option at the close of business on the last day on which a Unit Value was determined (after giving effect to any transactions on that day).

•      Finally, we subtract a daily asset charge for each calendar day since the last day on which a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is equal to an  annual effective rate of 0.60% or 0.80%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the Mortality, Expense Risk and Administrative Fees and any charge for taxes.

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Transfers

You may transfer your Account Value among the Variable Account Options and the QRO, subject to our transfer restrictions. You can’t make a transfer into the STO.

Only two “round trips” are permitted through the QRO Account during any 12-month period. A “round trip” is a transfer into or out of the QRO Account followed by a transfer out of or back into the QRO Account within 30 days. We reserve the right to restrict further transfers into the QRO Account if you exceed this limit. This restriction does not apply to programs that systematically transfer Account Value into or out of the QRO Account such as Dollar Cost Averaging, Systematic Transfer Programs or other related programs we may offer, unless we determine, in our sole discretion, that one of those programs is being used as a method of market timing or other abusive trading practice. We may modify or amend these transfer restrictions at any time and in our sole discretion.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have fifteen free transfers during a Contract Year. After those fifteen transfers, a charge of up to $20 will apply to each additional transfer during that Contract Year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs, described in Part 9.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service subject to your use of the required personal identifiers. We’ll honor telephone transfer instructions from any person who provides correct identifying information. We aren’t responsible for any fraudulent telephone transfers that we believe to be genuine in accordance with these procedures. You bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn’t change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we’re open for business. You’ll receive the Variable Account Options’ Unit Values as of the close of business on the day you call. Transfer requests received at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or firms that represent multiple contracts will be processed no later than the next Business Day after our Administrative Office receives the requests.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

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Specific Notice Regarding the Use of this Annuity for Market Timing

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect and prevent all frequent trading. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.             Prohibited Transfers. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

•               a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five business days, there was a  transfer out of the same Variable Account Option;

•               a transfer request out of an International or High Yield Variable Account Option if, within the preceding five business days, there was a purchase or transfer into the same Variable Account Option.

2.             Allowable Transfers Accompanying A Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.             Notification. We will notify you if your requested transfer is not made.

4.             Revocation of Same-Day Transfer Privileges. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

•               If your same-day transfer privileges are revoked, you will be required to submit all future  transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

•               In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5.             20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. Mail, Internet,  telephone request or facsimile.

•               All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

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•               Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

•               Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios’ investment advisors regarding improper trading. If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be at least $300. The withdrawal will be taken from your Investment Options, pro-rata, in the same proportion that their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. No withdrawal charges apply to this contract.

When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested. The total amount that you receive will be the total amount that you requested, less any applicable tax withholding. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored plan, the plan may limit your withdrawals. See Part 8, “Tax Aspects of the Contract.” Residents of certain states may be required to keep a specific minimum account balance after any withdrawals.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. We will withdraw the requested payment according to the third party’s instructions, including instructions concerning from which Variable Account Options to withdraw the fee, and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

Assignments

We do not allow partial or collateral assignment of your contract.

Standard Death Benefit

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant’s death, rather than upon the Owner’s death. We’ll pay a Death Benefit to the Annuitant’s surviving beneficiary (or

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beneficiaries) if the Annuitant dies before annuity payments have started. The standard Death Benefit depends on the Annuitant’s age on the Contract Date. The reductions in the Death Benefit for withdrawals will be calculated on a proportional basis with respect to Account Value at the time of withdrawal.

For contracts where the Annuitant’s age on the Contract Date is 85 or younger, the Death Benefit is the greater of:

a.     contributions minus an adjustment for withdrawals; or

b.     current Account Value on the Business Day we receive due proof of death and the beneficiary’s election.

For contracts where the Annuitant’s age on the Contract Date is 86 or older, the Death Benefit is the current Account Value on the Business Day we receive due proof of death and the beneficiary’s election.

Death Benefits and benefit distributions required under the Code because of your death if you are not the Annuitant can be paid in a lump sum or as an annuity. If a benefit option hasn’t been selected for the beneficiary at the Annuitant’s death, the beneficiary can select an option. A beneficiary that is not a natural person automatically receives a five-year distribution.

You select the beneficiary of the Death Benefit, referred to as the Annuitant’s Beneficiary in the contract. You also select an Owner’s Beneficiary, who receives any benefit distribution required under the Code upon the death of the owner of an annuity who is not also the annuitant. You may change any beneficiary by sending the appropriate form to the Administrative Office. We reserve the right to limit the number of beneficiaries you can name at one time. If an Annuitant’s Beneficiary doesn’t survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and so that spousal continuation can occur, if that is your intention. You will find more information about spousal continuation in Part 8, “Tax Aspects of the Contract”.

A Death Benefit won’t be paid after the Annuitant’s death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

Annuity Benefits

All Annuity Benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant’s 100th birthday (the “Maximum Retirement Date”) by writing to the Administrative Office any time before the Maximum Retirement Date. At or before the Maximum Retirement Date, we must begin paying Annuity Benefits or pay the Surrender Value in a lump sum. Contract terms that apply to the various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages. If your contract is a qualified retirement plan (including an IRA or TSA), distribution provisions may extend beyond the Maximum Retirement Date.

Annuity Benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Surrender Value under the contract shortly after the Retirement Date.

Annuities

Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can’t change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

If you haven’t already selected a form of annuity, within six months prior to your Retirement Date we’ll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity. However, if we don’t receive a completed form from you on or before your Retirement Date, we’ll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our

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Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

We currently offer the following types of annuities, funded through our General Account:

A life and ten years certain annuity is a fixed life income annuity with 10 years of payments guaranteed.

A period certain annuity provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant’s Beneficiary will receive the remaining periodic payments.

A period certain life annuity provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining guaranteed payments will go to the Annuitant’s Beneficiary.

A life income annuity provides fixed payments for the life of the Annuitant, or until the Annuitant and any joint annuitant both die under a joint and survivor annuity.

Annuity Payments

Fixed annuity payments won’t change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant’s age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we’ll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

Timing of Payment

We normally apply your Account Value to the purchase of an annuity, or send you partial or total withdrawals, within seven days after we receive the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)   the New York Stock Exchange has been closed or trading on it is restricted;

(2)   an emergency exists so that disposal of securities isn’t reasonably practicable or it isn’t reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3)   the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

We can defer payment of your Fixed Accounts, whether payment is related to partial or total withdrawals or providing an Annuity Benefit, for up to six months.

Death Claims

A death claim will be effective on the Business Day we receive due proof of death. This means we have received an original certified death certificate and company death claim paperwork that is in good order.

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During the period from the date of death until we receive all required paperwork in good order, the amount of the Death Benefit will remain allocated to the Portfolios you chose, so the amount of the Death Benefit will reflect the investment performance of those Portfolios during this period and will be subject to market fluctuations. Once one beneficiary submits death claim paperwork, the remaining Death Benefit amount will be moved into our General Account until the remaining beneficiaries submit their death claim paperwork.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can’t honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which you can get from our Administrative Office.

PART 6 - OPTIONAL CONTRACT FEATURES

For an additional charge, the following option is available to contract purchasers. This option must be elected at the time of application, may not be cancelled once the contract is issued, and will replace or supplement the standard contract benefits.

Be sure you understand the charges. Carefully consider whether you need the benefit. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract. The Mortality, Expense Risk and Administrative Fees will be 0.80% with this Optional Death Benefit.

Optional Death Benefit (Highest Anniversary)

For contracts where the Annuitant’s age on the Contract Date is up to and including age 70, the Death Benefit will be the greater of:

a.     highest Account Value on any Contract Anniversary before Annuitant’s age 76, plus any subsequent contributions received after the Contract Anniversary, minus an adjustment for any subsequent withdrawals received after the Contract Anniversary; or

b.     the standard Death Benefit described in Part 5.

This option is not available if the Annuitant is age 71 or older on the Contract Date.

PART 7 - VOTING RIGHTS

Voting Rights

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We’ll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don’t receive instructions in time from all owners, we’ll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be communicated to us indirectly, through your employer, but we aren’t responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We’ll vote any Portfolio shares that we’re entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

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How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios in which your contributions are invested on the record date set by the Portfolio’s Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by the Portfolio’s Board for the shareholders’ meeting. We count fractional shares. The record date for this purpose can’t be more than 60 days before the shareholders’ meeting.

How Portfolio Shares Are Voted

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn’t needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require owner approval. In that case, you’ll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under “How We Determine Your Voting Shares.”  We’ll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

PART 8 - TAX ASPECTS OF THE CONTRACTS

Introduction

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity’s tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn’t designed to cover all situations and isn’t intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. Integrity does not make any guarantee regarding the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Your Contract is an Annuity

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (qualified annuity). A qualified annuity may restrict your rights and

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benefits to qualify for its special treatment under federal tax law.

Taxation of Annuities Generally

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can’t defer tax on the annuity’s income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the Annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn’t taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you annuitize the contract, meaning you receive annuity payments over the lifetime of the Annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner’s investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, future payments are entirely ordinary income. If the Annuitant dies before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)   on or after the date on which the taxpayer attains age 59½;

(2)   as a result of the owner’s death;

(3)   part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;

(4)   a result of the taxpayer becoming disabled within the meaning of Code Section 72(m)(7);

(5)   from certain qualified plans (note, however, other penalties may apply);

(6)   under a qualified funding asset (as defined in Section 130(d) of the Code);

(7)   purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;

(8)   under an immediate annuity as defined in Code Section 72(u)(4);

(9)   for the purchase of a first home (distribution up to $10,000);

(10) for certain higher education expenses; or

(11) to cover certain deductible medical expenses, or to cover health insurance premiums if you are unemployed.

Please note that item (8) applies to nonqualified contracts only, and items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See “Withdrawals” in Part 5.

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The IRS will treat all annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Distribution-at-Death Rules

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules:  (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner’s death.

If the sole beneficiary is the owner’s spouse, the contract (along with the deferred tax status) may be continued in the spouse’s name as the owner.

Spousal Continuation

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The contract must be structured properly with the owner and annuitant being the same person, no contingent annuitant named and the spouse listed as the owner’s and the annuitant’s sole beneficiary. We will increase the continued contract’s Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value. The surviving spouse continues the contract with its tax deferred earnings and may exercise all rights and privileges under the contract. When the surviving spouse dies, the Death Benefit will be paid to the surviving spouse’s beneficiary.

We waive any withdrawal charges applicable to full or partial withdrawals made after the spousal continuation is elected for both the existing value and any new contributions. Certain Investment Options or administrative programs, including but not limited to the STO or any discontinued Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

Diversification Standards

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The Statement of Additional Information contains general information about the use of contracts with the various types of qualified plans.

Inherited IRAs

This contract may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The named beneficiary of the original IRA contract will become the owner

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under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA contract. Also, in order to avoid certain income tax penalties, a minimum required distribution (“MRD”) must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn from the inherited IRA during the calendar year.

Annuities in Qualified Plans

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as lifetime income payments and death benefit protection.

This contract has enhanced Death Benefits. The IRS has not ruled whether an enhanced death benefit could be characterized as life insurance, the amount of which is limited in a code section 401(a), 403(b) or IRA plan. An employer or qualified plan administrator may want to consult their tax or legal advisor regarding such limitations before using an annuity with an enhanced death benefit in one of these plans.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

Impact of Taxes on the Company

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

Transfers Among Investment Options

There won’t be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 9 - ADDITIONAL INFORMATION

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal or an annual percentage to be withdrawn. The minimum Systematic Withdrawal currently is $100. Residents of certain states may be required to keep a specific minimum account balance. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time. If

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on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. Withdrawals will be subject to income taxation and may also be subject to the 10% federal tax penalty for early withdrawal and to income taxation.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59½. You won’t have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See “Taxation of Annuities Generally,” in Part 8. Once you begin receiving distributions, they shouldn’t be changed or stopped until the later of:

•      the date you reach age 59½;  or

•      five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59½ made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59½. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. We’ll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days’ prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. This program isn’t available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option or Customized Asset Rebalancing Program.

Choices Plus Minimum Required Distribution Program

We offer a Choices Plus Minimum Required Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70½. Section 401(a)(9)(A) of the Code states that minimum required distributions from an IRA must begin on or before April 1st of the year following the year in which the IRA owner turns 70½. You won’t have to pay any tax penalty for these withdrawals, but they are subject to ordinary income tax. See “Taxation of Annuities Generally” in Part 8.

You can choose the Choices Plus Program any time if you’re age 70½ or older. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. We’ll calculate the amount of the distribution using current IRS guidance.

This program is open to new contract owners, as well as existing contract owners who are already taking minimum required distributions from their Integrity IRAs. Payments can be made to you by check or by direct deposit.

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[THIS SPACE LEFT INTENTIONALLY BLANK]

Dollar Cost Averaging

Dollar-cost averaging refers to the practice of investing the same amount  in the same investment at regular intervals (like once a month), regardless of market conditions. If you choose to dollar-cost average, the amount you invest is always the same. Thus, you automatically buy more units when the price is low, and fewer when the price is high. Over time, you may reduce the risk of buying units when their cost is highest, although dollar-cost averaging does not assure a profit and it does not protect against investment losses in declining markets.

We offer a Dollar Cost Averaging Program under which we transfer contributions, which you have made to the Money Market Option or QRO to one or more other Investment Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Investment Option. The current minimum transfer to each Investment Option is $250. We won’t charge a transfer charge under our Dollar Cost Averaging Program and these transfers won’t count towards your fifteen free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don’t have enough Account Value in the Money Market Option or QRO to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will be ended.

Systematic Transfer Program

We also offer a Systematic Transfer Program under which we transfer contributions you have allocated to the STO to one or more other Investment Options on a monthly or quarterly basis. We’ll transfer your STO contributions in approximately equal installments of not less than $1,000 over either a six-month or one-year period, depending on the option you select. If you don’t have enough Account Value in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro-rata basis and your enrollment in the program will be ended. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro-rata basis to the Investment Options you  chose for this program. There is no charge for transfers under this program, and these transfers won’t count towards the fifteen free transfers you may make in a Contract Year. You cannot transfer Account Value into the STO.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

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Customized Asset Rebalancing

Asset rebalancing allows you to choose a diversified investment mix that is appropriate for your goals and risk tolerance. You may wish to consult with your financial professional when establishing your investment portfolio. Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won’t charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won’t count towards your fifteen free transfers.

Fixed Accounts aren’t included in the Customized Asset Rebalancing Program. We do not recommend use of the Customized Asset Rebalancing program if you have chosen to participate in an asset allocation model as described above.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day’s prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.

Systematic Contributions

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days’ prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

Table of Contents of Statement of Additional Information

Part 1 - Integrity and Custodian

Part 2 - Distribution of the Contracts

Part 3 - Intentionally Omitted

Part 4 - Performance Information

Part 5 - Determination of Accumulation Values

Part 6 - Distributions Under Tax-Favored Retirement Programs

Part 7 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

Integrity Life Insurance Company

P.O. Box 5720

Cincinnati, OH  45201-5720

ATTN: Request for SAI of Separate Account I (IQ Advisor)

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Appendix A

Financial Information for Separate Account I (IQ Advisor Integrity)

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period.

	2005	2004	2003	2002	2001	Inception

Fidelity VIP Asset Manager Serv. Cl. 2
Standard M&E
Unit value at beginning of period	$10.32	—	—	—	—	$10.00
Unit value at end of period	$10.65	$10.32
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.30	—
Unit value at end of period	$10.60	$10.30
Number of units outstanding at end of period	0	—

Fidelity VIP Balanced Serv. Cl. 2
Standard M&E
Unit value at beginning of period	$10.33	—	—	—	—	$10.00
Unit value at end of period	$10.83	$10.33
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.31	—
Unit value at end of period	$10.79	$10.31
Number of units outstanding at end of period	0	—

Fidelity VIP Contrafund Serv. Cl. 2
Standard M&E
Unit value at beginning of period	$11.36	—	—	—	—	$10.00
Unit value at end of period	$13.17	$11.36
Number of units outstanding at end of period	11,592	5,872
Enhanced death benefit M&E
Unit value at beginning of period
Unit value at end of period	$11.34	—
Number of units outstanding at end of period	$13.12	$11.34
	0	—
Fidelity VIP Dynamic Capital Appreciation Serv Cl.2
Standard M&E
Unit value at beginning of period	$9.55	—	—	—	—	$10.00
Unit value at end of period	$11.46	$9.55
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E Serv. Cl. 2
Unit value at beginning of period	$9.53	—
Unit value at end of period	$11.41	$9.53
Number of units outstanding at end of period	0	—

Fidelity VIP Equity-Income Serv. Cl. 2
Standard M&E
Unit value at beginning of period	$10.91	—	—	—	—	$10.00
Unit value at end of period	$11.45	$10.91
Number of units outstanding at end of period	6,139	6,139

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	2005	2004	2003	2002	2001	Inception
Enhanced death benefit M&E
Unit value at beginning of period	$10.89	—
Unit value at end of period	$11.41	$10.89
Number of units outstanding at end of period	0	—

Fidelity VIP Growth Serv. Cl. 2
Standard M&E
Unit value at beginning of period	$9.82	—	—	—	—	$10.00
Unit value at end of period	$10.29	$9.82
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$9.80	—
Unit value at end of period	$10.25	$9.80
Number of units outstanding at end of period	0	—

Fidelity VIP Growth & Income Serv. Cl. 2
Standard M&E
Unit value at beginning of period	$10.38	—	—	—	—	$10.00
Unit value at end of period	$11.08	$10.38
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.36	—
Unit value at end of period	$11.04	$10.36
Number of units outstanding at end of period	0	—

Fidelity VIP Growth Opportunities Serv. Cl. 2
Standard M&E
Unit value at beginning of period	$10.45	—	—	—	—	$10.00
Unit value at end of period	$11.28	$10.45
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.43	—
Unit value at end of period	$11.24	$10.43
Number of units outstanding at end of period	0	—

Fidelity VIP High Income Serv. Cl. 2
Standard M&E
Unit value at beginning of period	$10.67	—	—	—	—	$10.00
Unit value at end of period	$10.85	$10.67
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.65	—
Unit value at end of period	$10.81	$10.65
Number of units outstanding at end of period	0	—

Fidelity VIP Investment Grade Bond Serv. Cl. 2
Standard M&E
Unit value at beginning of period	$10.23	—	—	—	—	$10.00
Unit value at end of period	$10.36	$10.23
Number of units outstanding at end of period	4,515	4,515
Enhanced death benefit M&E
Unit value at beginning of period	$10.21	—
Unit value at end of period	$10.32	$10.21
Number of units outstanding at end of period	0	—

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	2005	2004	2003	2002		2001	Inception

Fidelity VIP Mid Cap Serv. Cl. 2
Standard M&E
Unit value at beginning of period	$12.30	—	—	—		—	$10.00
Unit value at end of period	$14.43	$12.30
Number of units outstanding at end of period	905	313
Enhanced death benefit M&E
Unit value at beginning of period	$12.28	—
Unit value at end of period	$14.37	$12.28
Number of units outstanding at end of period	755	755

Fidelity VIP Overseas Serv. Cl. 2
Standard M&E
Unit value at beginning of period	$10.94	—	—	—		—	$10.00
Unit value at end of period	$12.92	$10.94
Number of units outstanding at end of period	9,602	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.92	—
Unit value at end of period	$12.87	$10.92
Number of units outstanding at end of period	1,255	1,255

Franklin Growth & Income Securities Class 2
Standard M&E
Unit value at beginning of period	$10.86	—	—	—		—	$10.00
Unit value at end of period	$11.18	$10.86
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.84	—
Unit value at end of period	$11.13	$10.84
Number of units outstanding at end of period	0	—

Franklin Income Securities Class 2
Standard M&E
Unit value at beginning of period	$11.16	—	—		—	—	$10.00
Unit value at end of period	$11.27	$11.16
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$11.13	—
Unit value at end of period	$11.22	$11.13
Number of units outstanding at end of period	792	792

Franklin Large Cap Growth Securities Class 2
Standard M&E
Unit value at beginning of period	$10.56	—	—	—		—	$10.00
Unit value at end of period	$10.60	$10.56
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.54	—
Unit value at end of period	$10.56	$10.54
Number of units outstanding at end of period	0	—

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	2005	2004	2003	2002	2001	Inception
Franklin Mutual Shares Securities Class 2
Standard M&E
Unit value at beginning of period	$11.10	—	—	—	—	$10.00
Unit value at end of period	$12.20	$11.10
Number of units outstanding at end of period	670	—
Enhanced death benefit M&E
Unit value at beginning of period	$11.08	—
Unit value at end of period	$12.15	$11.08
Number of units outstanding at end of period	0	—

Templeton Foreign Securities Class 2
Standard M&E
Unit value at beginning of period	$11.52	—	—	—	—	$10.00
Unit value at end of period	$12.62	$11.52
Number of units outstanding at end of period	5,287	4,648
Enhanced death benefit M&E
Unit value at beginning of period	$11.50	—
Unit value at end of period	$12.57	$11.50
Number of units outstanding at end of period	0	—

Templeton Growth Securities Class 2			—	—	—	$10.00
Standard M&E
Unit value at beginning of period	$11.27	—
Unit value at end of period	$12.20	$11.27
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$11.25	—
Unit value at end of period	$12.15	$11.25
Number of units outstanding at end of period	0	—

JP Morgan Bond Standard M&E
Unit value at beginning of period	$10.24	—	—	—	—	$10.00
Unit value at end of period	$10.46	$10.24
Number of units outstanding at end of period	4,514	4,514
Enhanced death benefit M&E
Unit value at beginning of period	$10.22	—
Unit value at end of period	$10.42	$10.22
Number of units outstanding at end of period	0	—

JP Morgan International Equity Standard M&E
Unit value at beginning of period	$11.51	—	—	—	—	$10.00
Unit value at end of period	$12.67	$11.51
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$11.49	—
Unit value at end of period	$12.62	$11.49
Number of units outstanding at end of period	0	—

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	2005	2004	2003	2002	2001	Inception
JP Morgan Mid Cap Value
Standard M&E			—	—	—	$10.00
Unit value at beginning of period	$11.88	—
Unit value at end of period	$12.90	$11.88
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$11.86	—
Unit value at end of period	$12.85	$11.86
Number of units outstanding at end of period	0	—

MFS VIT Capital Opportunities Serv. Cl.
Standard M&E
Unit value at beginning of period	$10.79	—	—	—	—	$10.00
Unit value at end of period	$10.88	$10.79
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.77	—
Unit value at end of period	$10.84	$10.77
Number of units outstanding at end of period	0	—

MFS VIT Emerging Growth Serv. Cl.
Standard M&E
Unit value at beginning of period	$10.77	—	—	—	—	$10.00
Unit value at end of period	$11.66	$10.77
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.75	—
Unit value at end of period	$11.61	$10.75
Number of units outstanding at end of period	0	—

MFS VIT Investors Growth Stock Serv. Cl.
Standard M&E
Unit value at beginning of period	$10.50	—	—	—	—	$10.00
Unit value at end of period	$10.88	$10.50
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.48	—
Unit value at end of period	$10.84	$10.48
Number of units outstanding at end of period	0	—

MFS VIT Mid Cap Growth Serv. Cl.
Standard M&E
Unit value at beginning of period	$10.86	—	—	—	—	$10.00
Unit value at end of period	$11.10	$10.86
Number of units outstanding at end of period	737	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.84	—
Unit value at end of period	$11.06	$10.84
Number of units outstanding at end of period	0	—

MFS VIT New Discovery Serv. Cl.
Standard M&E
Unit value at beginning of period	$9.91	—	—	—	—	$10.00
Unit value at end of period	$10.34	$9.91
Number of units outstanding at end of period	0	—

IQAI - 45

	2005	2004	2003	2002	2001	Inception
Enhanced death benefit M&E
Unit value at beginning of period	$9.89	—
Unit value at end of period	10.3	$9.89
Number of units outstanding at end of period	0	—

MFS VIT Total Return Serv. Cl.
Standard M&E
Unit value at beginning of period	$10.87	—	—	—	—	$10.00
Unit value at end of period	$11.08	$10.87
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.84	—
Unit value at end of period	$11.04	$10.84
Number of units outstanding at end of period	0	—

Putnam VT Discovery Growth Class 1B
Standard M&E
Unit value at beginning of period	$10.32	—	—	—	—	$10.00
Unit value at end of period	$11.00	$10.32
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.30	—
Unit value at end of period	$10.95	$10.30
Number of units outstanding at end of period	0	—

Putnam VT George Putnam Class 1B
Standard M&E
Unit value at beginning of period	$10.62	—	—	—	—	$10.00
Unit value at end of period	$10.98	$10.62
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.60	—
Unit value at end of period	$10.94	$10.60
Number of units outstanding at end of period	0	—

Putnam VT Growth and Income Class IB
Standard M&E
Unit value at beginning of period	$10.90	—	—	—	—	$10.00
Unit value at end of period	$11.40	$10.90
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.88	—
Unit value at end of period	$11.36	$10.88
Number of units outstanding at end of period	0	—

Putnam VT International Equity Class 1B
Standard M&E
Unit value at beginning of period	$11.27	—	—	—	—	$10.00
Unit value at end of period	$12.57	$11.27
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$11.25	—
Unit value at end of period	$12.52	$11.25
Number of units outstanding at end of period	0	—

IQAI - 46

	2005	2004	2003	2002	2001	Inception
Putnam VT Small Cap Value Class 1B
Standard M&E
Unit value at beginning of period	$12.02	—	—	—	—	$10.00
Unit value at end of period	$12.79	$12.02
Number of units outstanding at end of period	160	160
Enhanced death benefit M&E
Unit value at beginning of period	$12.00	—
Unit value at end of period	$12.74	$12.00
Number of units outstanding at end of period	387	387

Putnam VT Voyager Class 1B
Standard M&E
Unit value at beginning of period	$10.18	—	—	—	—	$10.00
Unit value at end of period	$10.70	$10.18
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.16	—
Unit value at end of period	$10.66	$10.16
Number of units outstanding at end of period	0	—

Scudder VIT EAFE Equity Index - Class B
Standard M&E
Unit value at beginning of period	$11.56	—	—	—	—	$10.00
Unit value at end of period	$11.66	$11.56
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$11.58	—
Unit value at end of period	$11.62	$11.58
Number of units outstanding at end of period	0	4,634

Scudder VIT Equity 500 Index - Class B
Standard M&E
Unit value at beginning of period	$10.76	—	—	—	—	$10.00
Unit value at end of period	$11.17	$10.76
Number of units outstanding at end of period	9,313	9,313
Enhanced death benefit M&E
Unit value at beginning of period	$10.74	—
Unit value at end of period	$11.13	$10.74
Number of units outstanding at end of period	0	—

Scudder VIT Small Cap Index - Class B
Standard M&E
Unit value at beginning of period	$11.10	—	—	—	—	$10.00
Unit value at end of period	$11.47	$11.10
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$11.08	—
Unit value at end of period	$11.43	$11.08
Number of units outstanding at end of period	0	—

IQAI - 47

	2005	2004	2003	2002	2001	Inception
Touchstone Aggressive ETF
Standard M&E
Unit value at beginning of period	$10.83	—	—	—	—	$10.00
Unit value at end of period	$11.27	$10.83
Number of units outstanding at end of period	2,208	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.82	—
Unit value at end of period	$11.23	$10.82
Number of units outstanding at end of period	347	—

Touchstone Balanced
Standard M&E
Unit value at beginning of period	$10.72	—	—	—	—	$10.00
Unit value at end of period	$11.36	$10.72
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.70	—
Unit value at end of period	$11.32	$10.70
Number of units outstanding at end of period	0	—

Touchstone Baron Small Cap
Standard M&E
Unit value at beginning of period	$12.37	—	—	—	—	$10.00
Unit value at end of period	$13.24	$12.37
Number of units outstanding at end of period	7,187	5,010
Enhanced death benefit M&E
Unit value at beginning of period	$12.34	—
Unit value at end of period	$13.19	$12.34
Number of units outstanding at end of period	377	377

Touchstone Conservative ETF
Standard M&E
Unit value at beginning of period	$10.49	—	—	—	—	$10.00
Unit value at end of period	$10.78	$10.49
Number of units outstanding at end of period	10,566	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.48	—
Unit value at end of period	$10.74	$10.48
Number of units outstanding at end of period	0	—

Touchstone Core Bond
Standard M&E
Unit value at beginning of period	$10.15	—	—	—	—	$10.00
Unit value at end of period	$10.26	$10.15
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.13	—
Unit value at end of period	$10.22	$10.13
Number of units outstanding at end of period	0	—

Touchstone Eagle Capital Appreciation
Standard M&E
Unit value at beginning of period	$11.34	—	—	—	—	$10.00
Unit value at end of period	$11.28	$11.34
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$11.31	—
Unit value at end of period	$11.23	$11.31
Number of units outstanding at end of period	0	—

IQAI - 48

	2005	2004	2003	2002	2001	Inception
Touchstone Emerging Growth
Standard M&E
Unit value at beginning of period	$10.86	—	—	—	—	$10.00
Unit value at end of period	$12.45	$10.86
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.84	—
Unit value at end of period	$12.40	$10.84
Number of units outstanding at end of period	0	—

Touchstone Enhanced Dividend 30
Standard M&E
Unit value at beginning of period	$10.32	—	—	—	—	$10.00
Unit value at end of period	$9.94	$10.32
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.30	—
Unit value at end of period	$9.91	$10.30
Number of units outstanding at end of period	0	—

Touchstone Enhanced ETF
Standard M&E
Unit value at beginning of period	$11.30	—	—	—	—	$10.00
Unit value at end of period	$11.91	$11.30
Number of units outstanding at end of period	17,944	1,225
Enhanced death benefit M&E
Unit value at beginning of period	$11.29	—
Unit value at end of period	$11.88	$11.29
Number of units outstanding at end of period	3,559	3,220

Touchstone Growth & Income
Standard M&E
Unit value at beginning of period	$10.80	—	—	—	—	$10.00
Unit value at end of period	$10.94	$10.80
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.78	—
Unit value at end of period	$10.90	$10.78
Number of units outstanding at end of period	0	—

Touchstone High Yield
Standard M&E
Unit value at beginning of period	$10.68	—	—	—	—	$10.00
Unit value at end of period	$10.97	$10.68
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.66	—
Unit value at end of period	$10.92	$10.66
Number of units outstanding at end of period	0	—

IQAI - 49

	2005	2004	2003	2002	2001	Inception
Touchstone Moderate ETF
Standard M&E
Unit value at beginning of period	$10.72	—	—	—	—	$10.00
Unit value at end of period	$11.08	$10.72
Number of units outstanding at end of period	9,524	7,181
Enhanced death benefit M&E
Unit value at beginning of period	$10.71	—
Unit value at end of period	$11.04	$10.71
Number of units outstanding at end of period	5,718	1,226

Touchstone Money Market Serv. Cl.
Standard M&E
Unit value at beginning of period	$10.05	—	—	—	—	$10.00
Unit value at end of period	$10.28	$10.05
Number of units outstanding at end of period	5,962	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.03	—
Unit value at end of period	$10.24	$10.03
Number of units outstanding at end of period	0	—

Touchstone Third Avenue Value
Standard M&E
Unit value at beginning of period	$11.91	—	—	—	—	$10.00
Unit value at end of period	$13.90	$11.91
Number of units outstanding at end of period	8,002	5,131
Enhanced death benefit M&E
Unit value at beginning of period	$11.89	—
Unit value at end of period	$13.84	$11.89
Number of units outstanding at end of period	0	—

Touchstone Value Plus
Standard M&E
Unit value at beginning of period	$10.88	—	—	—	—	$10.00
Unit value at end of period	$11.05	$10.88
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.86	—
Unit value at end of period	$11.00	$10.86
Number of units outstanding at end of period	0	—

Van Kampen LIT Comstock Class 2
Standard M&E
Unit value at beginning of period	$11.49	—	—	—	—	$10.00
Unit value at end of period	$11.89	$11.49
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$11.47	—
Unit value at end of period	$11.84	$11.47
Number of units outstanding at end of period	0	—

Van Kampen LIT Emerging Growth Class 2
Standard M&E
Unit value at beginning of period	$10.37	—	—	—	—	$10.00
Unit value at end of period	$11.10	$10.37
Number of units outstanding at end of period	365	—

IQAI - 50

	2005	2004	2003	2002	2001	Inception
Enhanced death benefit M&E
Unit value at beginning of period	$10.35	—
Unit value at end of period	$11.05	$10.35
Number of units outstanding at end of period	0	—

Van Kampen Emerging Market Debt Class 2
Standard M&E
Unit value at beginning of period	$10.64	—	—	—	—	$10.00
Unit value at end of period	$11.86	$10.64
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$10.62	—
Unit value at end of period	$11.81	$10.62
Number of units outstanding at end of period	0	—

Van Kampen UIF Emerging Market Equity Class 2
Standard M&E
Unit value at beginning of period	$11.96	—	—	—	—	$10.00
Unit value at end of period	$15.91	$11.96
Number of units outstanding at end of period	0	—
Enhanced death benefit M&E
Unit value at beginning of period	$11.94	—
Unit value at end of period	$15.85	$11.94
Number of units outstanding at end of period	0	—

Van Kampen UIF U.S. Real Estate Class 2
Standard M&E
Unit value at beginning of period	$13.43	—	—	—	—	$10.00
Unit value at end of period	$15.58	$13.43
Number of units outstanding at end of period	2,798	2,798
Enhanced death benefit M&E
Unit value at beginning of period	$13.40	—
Unit value at end of period	$15.52	$13.40
Number of units outstanding at end of period	0	—

IQAI - 51

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2006

FOR

IQ ADVISOR

FLEXIBLE PREMIUM VARIABLE ANNUITY

ISSUED BY

INTEGRITY LIFE INSURANCE COMPANY

AND

FUNDED THROUGH ITS SEPARATE ACCOUNT I

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2006. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company (“Integrity”), P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

PART 1 - INTEGRITY AND CUSTODIAN

Integrity Life Insurance Company (Integrity) is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities.  Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202.  Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (“W&S”), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

Integrity is the custodian for the shares of the Funds owned by the Separate Account.  The Funds’ shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody’s Investor Service, Standard & Poor’s Corporation, Duff & Phelps Corporation, or other recognized rating services.  However, Integrity doesn’t guarantee the investment performance of the portfolios, and these ratings don’t reflect protection against investment risk.

Tax Status of Integrity

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the Code).  Since the Separate Account isn’t a separate entity from Integrity, and its operations form a part of Integrity, it isn’t taxed separately as a “regulated investment company” under Subchapter M of the Code.  Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the accumulation value.  Under existing federal income tax law, the Separate Account’s investment income, including realized net capital gains, isn’t taxed to Integrity.  Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. (“Touchstone Securities”), 220 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and indirect subsidiary of W&S and an affiliate of Integrity, is the principal underwriter of the contracts.  Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc.  The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 7.5% of initial contribution and 7% of additional contributions, plus .50% trail commission paid on Account Value after the 8th Contract Year. Products sold through different distribution channels have different compensation structures, and in certain cases, we may pay no distribution allowance at all. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $20,409,914 in 2005, $19,986,052 in 2004, and $19,514,638 in 2003.  Touchstone Securities didn’t retain distribution allowances during these years.  Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods.  Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on premiums paid, but no more than .25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret Grant, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, First Financial Planners, and Sterne, Agee & Leach. We also pay Linsco/Private Ledger .40% on separate account assets for which their registered representatives are agents of record.

PART 3 - Intentionally Omitted

2

[This space left intentionally blank]

PART 4 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders.  The Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders.  Performance information is computed separately for each Option in accordance with the formulas described below.  We may also report performance information for the PortfolioNavigatorsSM models described above.  At any time in the future, total return and yields may be higher or lower than in the past.  Historical performance does not predict future results.

Total Returns

Total returns reflect all aspects of the return of Variable Account Option (Option), including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values.  For purposes of charges not based upon a percentage of contract values, an average account value of $50,000 has been used.  Quotations also will assume a termination (surrender) at the end of the particular. Any total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period

3

and that the applicable contractual charges and expenses of the Option during the stated period were equal to those that currently apply under the contract.  Total returns may be shown at the same time that do not take into account deduction of the annual administrative charge.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.  Investors should realize that the Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown.  Average annual returns are calculated pursuant to the following formula:  P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields

Some Options may advertise yields.  Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the VIP Money Market Option.  Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.  Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = {(Base Period Return) + 1)365/7} – 1

Performance Comparisons

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor’s Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (Lipper) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds.  Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis.  Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron’s, Business Week, CDA Technologies, Inc., Changing Times, Consumer’s Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert’s Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor,

4

Stanger’s Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of an Option’s shares against certain widely recognized standards or indices for stock and bond market performance.  The following are the indices against which the Options may compare performance:

The Standard & Poor’s Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43.  The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included.  The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns.  The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks.  Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available.  Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks.  The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization.  The index is priced monthly.

The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government.  Mortgage-backed securities, flower bonds and foreign-targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the Lehman Government/Corporate Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/ Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years.  Total return comprises price appreciation/depreciation and income as a percentage of the original investment.  Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

5

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter.  It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks.  It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues.  It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers’ World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more.  The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA.  It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market.  The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year.  SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization.  The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization.  The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index.  The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Stocks, Bonds, Bills and Inflation, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

6

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand.  Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million.  All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue’s Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by  Integrity or any of the portfolio advisers derived from such indices or averages.

Individualized Computer Generated Illustrations

Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options.  Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).  We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 5 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading.  The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern Time.  Each Option’s accumulation unit value is calculated separately.  For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units.  Securities are valued using the amortized cost method of valuation, which approximates market value.  Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity.  Cash, receivables and current payables are generally carried at their face value.

PART 6 – DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMS

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70-1/2 or (ii) the calendar year in which the employee retires.  Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70-1/2.  Certain TSA funds can be deferred until age 75  Additional distribution rules apply after the participant’s death.  If you don’t take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Owners of traditional IRAs and five percent owners must begin distributions by age 70-1/2.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

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Distributions from a tax-favored plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional  IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 7 - FINANCIAL STATEMENTS

Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202 is our independent registered public accounting firm and serves as independent registered public accounting firm of the Separate Account.  Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of the Separate Account as of December 31, 2005, and for the periods indicated in the financial statements and the statutory-basis financial statements of Integrity as of and for the years ended December 31, 2005 and 2004 included in this SAI have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports included herein.

The financial statements of Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of Integrity to meet its obligations under the contract.  They should not be considered as relating to the investment performance of the assets held in the Separate Account.

8

Prospectus

ETF easyAnnuity
Flexible Premium Variable Annuity
issued by Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity contract offered by Integrity Life Insurance Company (Integrity), a subsidiary of The Western and Southern Life Insurance Company, through Integrity Separate Account I.  The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended.  You may allocate contributions to different investment options within our Separate Account I, referred to as Variable Account Options, or to our Fixed Account, or both.  Together, the Variable Account Options and Fixed Account are referred to as Investment Options.  There is no sales load on the contract.

Your contributions to the Variable Account Options of Separate Account I are invested in shares of one or more of the following Portfolios:

Touchstone VST Conservative ETF Fund

Touchstone VST Moderate ETF Fund

Touchstone VST Aggressive ETF Fund

Touchstone VST Enhanced ETF Fund

Touchstone VST Money Market Fund

We also offer a Quarterly Rate Option (QRO or Fixed Account).  Your allocation to the QRO earns a fixed interest rate.

This prospectus contains information about the contracts that you should know before you invest. Read this prospectus and any supplements, and retain them for future reference.

For further information and assistance, contact our Administrative Office.

A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2006, has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office.  The table of contents for the SAI is found in Part 8 of this prospectus.

These securities haven’t been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

You can review and copy information about ETF easyAnnuity at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of the Public Reference Room, please call 1-800-SEC-0330.  You may also obtain information about ETF easyAnnuity on the SEC’s Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20459-0102.

The contract is not a deposit or obligation of, or guaranteed by, any bank, nor is it insured by the FDIC.  It is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

The date of this Prospectus is May 1, 2006.

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Part 6 - Voting Rights
Voting Rights	21
How We Determine Your Voting Shares	22
How Portfolio Shares Are Voted	22
Separate Account Voting Rights	22

Part 7 - Tax Aspects of the Contract
Introduction	22
Your Contract is an Annuity	23
Taxation of Annuities Generally	23
Distribution-at-Death Rules	24
Spousal Continuation	24
Diversification Standards	24
Tax-Favored Retirement Programs	25
Inherited IRAs	25
Annuities in Qualified Plans	25
Federal and State Income Tax Withholding	25
Impact of Taxes on the Company	25
Transfers Among Investment Options	25

Part 8 - Additional Information
Systematic Withdrawal Program	26
Income Plus Withdrawal Program	26
Choices Plus Minimum Required Distribution Model	26
Dollar Cost Averaging	27
Customized Asset Rebalancing	27
Systematic Contributions	27
Legal Proceedings	28
Table of Contents of Statement of Additional Information	28

Appendix A Financial Information (Unit Values)	29

Disclaimer:

iShares® is a registered mark of Barclays Global Investors, N.A. (“BGI”).  BGI’s only relationship to Integrity is the licensing of certain trademarks and trade names of BGI.  The ETF easyAnnuity is not sponsored, endorsed, sold, or promoted by BGI.  BGI makes no representations or warranties to the owners of the ETF easyAnnuity or any member of the public regarding the advisability of investing in the ETF easyAnnuity or iShares Funds.  BGI has no obligation or liability in connection with the operation, marketing, or trading of the ETF easyAnnuity.

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Glossary

1933 Act - the Securities Act of 1933, which is the federal securities law that governs registration of securities with the Securities and Exchange Commission.

1940 Act - the Investment Company Act of 1940, which is the federal securities law that governs most aspects of the operations of separate accounts like the one established by Integrity Life Insurance Company to support the sale and administration of this variable annuity.

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Administrative Office -  References in this prospectus to our administrative office refer to: Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45202-5720. Our express mail address is Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202-3341. You may also call us at 1-800-325-8583.

Annuitant – the person upon whose life an Annuity Benefit and Death Benefit are based. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

Annuity Benefit – amount paid on the Retirement Date.

Business Day – any day that the New York Stock Exchange is open.

Code - the Internal Revenue Code of 1986, as amended.

Contract Anniversary - occurs once annually on the same day as the Contract Date.  The Contract Anniversary is the first day of each Contract Year.

Contract Date - the date we issue you the contract.  It is shown on the schedule page of your contract.

Contract Year - each consecutive twelve-month period beginning on the Contract Date and ending on the day before the Contract Anniversary.

Death Benefit – benefit paid to a named beneficiary on the death of the Annuitant.

Exchange Traded Fund - a mutual fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.

Fixed Account – the Quarterly Rate Option.

Fund of Funds- a Portfolio that invests in other mutual funds.

General Account - the account that contains all of our assets other than those held in Separate Accounts.

Guaranteed Interest Rate – a fixed annual effective interest rate that we declare periodically for the QRO.  Such rate shall remain in effect until the next calendar quarter, at which time your QRO allocation will receive the Guaranteed Interest Rate in effect at the beginning of that calendar quarter for the rest of that quarter. Subsequent allocations to any Fixed Account may receive a different interest rate than prior allocations.

Investment Options – Variable Account Options and Fixed Account, collectively.

Minimum Interest Rate – the lowest interest rate we can declare for a Fixed Account at any time while the contract is in effect.  Your Minimum Interest Rate is stated in your contract.

Portfolio - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

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Quarterly Rate Option - a Fixed Account where the interest rate on your allocation may change as often as quarterly.

Retirement Date –The Retirement Date is the date you choose for your Annuity Benefit to be paid.  Subject to federal and state law, the latest Retirement Date you can choose is the last Annuitant’s 100th birthday.  We refer to this as the “Maximum Retirement Date”.

Separate Account- consists of assets that are segregated by Integrity and invested in Variable Account Options.

Surrender Value - your Account Value less any prorated annual fees.

Unit – a measure of your ownership interest in a Variable Account Option.

Unit Value – the value of each Unit calculated on any Business Day.

Variable Account Options – the various Investment Options available to you under the contract, other than the Fixed Account. Each Variable Account Option invests in one Portfolio.

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PART 1 - SUMMARY

Your Variable Annuity Contract

In this prospectus, “we,” “our,” “us” and “the Company” mean Integrity Life Insurance Company (Integrity).  The terms “you” and “your” mean the owner.  The owner has all of the rights under the contract. If there are joint owners, they share contract rights and they must both sign for any changes or transactions.  The first death of one of the joint owners will determine the timing of distributions. Under this contract, the Annuitant is the person upon whose life the Annuity Benefit and Death Benefit are based.

You can invest for retirement by buying the ETF easyAnnuity if you complete an Application/ Customer Profile form and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution and below the maximum allowed contribution discussed below.

Your Benefits

Your contract has an Account Value, an Annuity Benefit, and a Death Benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual rules for taxation of annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 7, “Tax Aspects of the Contract,” for more information, and consult a tax advisor.  The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules. While the contract provides certain benefits when used with a tax-favored retirement program, it provides no additional benefit with regard to tax deferral, as these programs are already tax-deferred.

How Your Contract is Taxed

Under the current tax laws, any increases in the value of your contributions won’t be considered part of your taxable income until you make a withdrawal.  Generally, distributions are comprised of taxable income distributed first, followed by tax-free return of basis. If you annuitize your contract, each distribution will be based on an exclusion ratio of taxable earnings to tax-free return of basis. Therefore, part of each Annuity Benefit payment will be the tax-free return of your investment in the contract. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.  In certain cases, you can make a withdrawal without paying the 10% federal tax penalty. For more information about withdrawals that are exempt from the federal tax penalty, see Part 7, “Tax Aspects of the Contract - Taxation of Annuities Generally.”

Your Contributions

The minimum initial contribution is $10,000. Additional contributions can be as little as $100.  See “Contributions Under Your Contract” in Part 5.

Your Investment Options

You may have your contributions placed in a combination of the variable and fixed Investment Options To select Investment Options most suitable for you, see Part 3, “Your Investment Options.”

The Variable Account Options invest in shares of mutual funds, each of which is referred to as a Portfolio. Each Variable Account Option and its corresponding Portfolio share the same investment goal.  The value of your Variable Account Options will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio’s prospectus and Statement of Additional Information.

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Account Value, Surrender Value and Minimum Account Value

Your Account Value consists of the value of your Fixed Account added to the value of your Variable Account Options. Your Surrender Value is equal to your Account Value minus the pro-rata portion of the annual administrative charge, if it applies.  If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days in which to make additional contributions.

Transfers

You may transfer all or any part of your Account Value among the Investment Options, although some restrictions apply.  You can find these in Part 5, “Transfers.”  Any transfer must be at least $250.  Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, or (ii) Customized Asset Rebalancing. All of these programs are discussed in Part 8.  If you make more than twelve transfers between your Investment Options in one Contract Year, your account will be charged up to $20 for each transfer after the first twelve. All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail.

Charges and Fees

An annual administrative expense charge of $30 is deducted from your Account Value. This charge will be waived if your Account Value is at least $50,000.  A daily charge equal to an annual fee of 0.60% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks and certain administrative expenses.  The charges will never be greater than these amounts. Investment management fees and other expenses are deducted from amounts the Separate Account invested in the Portfolios.  Management fees can’t be increased without the consent of shareholders. For more information about all of these charges, see the “Table of Annual Fees and Expenses” below, “Your Investment Options” in Part 3, and “Deductions and Charges” in Part 4.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be at least $300.  No withdrawal charges apply.

Your Initial Right to Revoke (Free Look Period)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states.  If you cancel your contract, we’ll return your contract value (contributions net any investment performance and applicable daily charges), which may be more or less than your initial contribution depending upon the investment experience of the Investment Options you selected. You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force.  If the law requires, upon cancellation we’ll return all of your contributions without any adjustments.

Risk/Return Summary: Investments and Risks

Variable Annuity Investment Goals

The investment goals of the ETF easyAnnuity are protecting your investment, building for retirement and providing future income.  We strive to achieve these goals through extensive portfolio diversification and quality portfolio management.

Risks

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  Most of the Exchange Traded Funds

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underlying the Portfolios invest in common stocks. You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines.    There’s also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus for that corresponding Portfolio.

Table of Annual Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying and owning the contract. This contract has no withdrawal charges. The first table describes the fees and expenses that you will pay at the time you buy the contract or transfer Account Value among Investment Options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load on Purchases	$0
Transfer Charge (assessed after 12 transfers in one Contract Year) (1)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

Annual Administrative Charge

Annual Administrative Charge (2)	$30

Separate Account Annual Expenses
(as a percentage of Separate Account value)

Mortality, Expense Risk and Administrative Fees	0.60%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses

The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios’ assets, including management fees, distribution or 12b-1 fees and other expenses is:

Minimum: 0.57%               Maximum: 2.60%

(1) After the first twelve transfers during a Contract Year, we will charge a transfer fee of $20 for each transfer.  This charge does not apply to transfers made for Dollar Cost Averaging or Customized Asset Rebalancing.  See “Deductions and Charges – Transfer Charge” in Part 4 for more detail.

(2) This charge will be waived if the Account Value is at least $50,000 at the end of any Contract Year.

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Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements

(as a percentage of average net assets in each Portfolio)

Portfolio	Management Fees	Other Expenses	12b-1 Fees	Total Annual Expenses
Touchstone VST Aggressive ETF Fund(1),(2)	0.40%	1.06%	0.00%	1.46%
Touchstone VST Conservative ETF Fund(1),(2)	0.40%	2.20%	0.00%	2.60%
Touchstone VST Enhanced ETF Fund(1),(2)	0.40%	0.96%	0.00%	1.36%
Touchstone VST Moderate ETF Fund(1),(2)	0.40%	1.01%	0.00%	1.41%
Touchstone Money Market, Class 1(2)	0.18%	0.39%	0.00%	0.57%

(1) By investing in the Touchstone ETF Funds, you will indirectly bear fees and expenses charged by underlying Exchange Traded Funds in which the Portfolio invests, in addition to the Portfolio’s direct fees and expenses. Those additional expenses will be approximately 0.19% for the Conservative and Moderate Funds, 0.20% for the Aggressive Fund and 0.27% for the Enhanced Fund and are shown as part of the net expenses of each Portfolio in the chart below.

(2) The advisor has contractually agreed until at least December 31, 2006 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

Touchstone Variable Series Trust Funds	ETF Fund Expenses Derived from the Underlying Exchange Traded Funds	ETF Fund Portfolio Level Net Total Expenses	Net Total Expenses after Arrangements Described Above
Money Market Portfolio, Initial Class			0.28%
Conservative ETF Portfolio	0.19%	0.50%	0.69%
Moderate ETF Portfolio	0.19%	0.50%	0.69%
Aggressive ETF Portfolio	0.20%	0.50%	0.70%
Enhanced ETF Portfolio	0.27%	0.50%	0.77%

NOTE: We have entered into an agreement with the investment advisors of the Portfolios.  Under the terms of this agreement, we provide administrative, marketing and distribution-related services and the investment advisors pays fees to us that are based on an annual percentage of the average daily net assets of the Portfolios.  These agreements may be different for each Portfolio.

Example

The examples that follow are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include maximum contract owner transaction expenses, contract fees, Separate Account annual expenses and Portfolio fees and expenses.

Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender or annuitize your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$364.36	$1,106.77	$1,867.92	$3,856.99

If you do not surrender the contract:

1 year	3 years	5 years	10 years
$364.36	$1,106.77	$1,867.92	$3,856.99

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PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive office is in Cincinnati, Ohio. We are authorized to sell life insurance and annuities in 46 states and the District of Columbia. We sell flexible premium variable annuities which may offer features and investment options other than those offered in this contract, fixed single premium annuities, and fixed flexible premium annuities offering fixed guaranteed interest rates. Integrity is a subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

The Separate Account and the Variable Account Options

The Separate Account was established in 1986 and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company registered with the Securities and Exchange Commission (the SEC). SEC registration doesn’t mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Investment Options from time to time. The Variable Account Options currently available to you are listed in Part 3, “Your Investment Options.”

Assets of Our Separate Account

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Owners under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts.

Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our General Account.

Distribution of Contracts

Touchstone Securities, Inc. Touchstone serves as the principal underwriter for the securities issued by the Separate Account.  Touchstone Securities, Inc. is an indirect subsidiary of The Western and Southern Life Insurance Company, which is our parent company.  Touchstone’s principal business address is 303 Broadway, Cincinnati, Ohio, 45202. The contracts will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. We pay no commission for the sale of this contract. This contract may be used by fee-only financial planners or financial professionals associated with an investment advisor. A third-party broker-dealer or financial institution may receive compensation from us for, among other things, training, marketing or other services provided.  We may also pay a third-party broker-dealer additional fees to ensure that firm’s registered representatives have access, or preferred access, to our products. Depending on the arrangements in place at any particular time, a broker dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  You will find more information about the compensation we pay in the Statement of Additional Information.

Changes In How We Operate

We can change how we or our Separate Account operate, subject to your approval when required by the 1940 Act or other applicable law or regulation. We’ll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

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•      add Investment Options to, or remove Investment Options from, our Separate Account, combine two or more Variable Account Options within our Separate Account, or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•      register or end the registration of the Separate Account under the 1940 Act;

•      operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity under the 1940 Act);

•      restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;

•      cause one or more Variable Account Option(s) to invest in a mutual fund other than or in addition to the Portfolios;

•      operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we’ll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

The Variable Account Options

Each Variable Account Option invests in a Portfolio (or “Fund”) of the Touchstone Variable Series Trust. Touchstone Variable Series Trust is an open-ended, diversified management investment company.  Touchstone Advisors, Inc. is the investment advisor of each Portfolio and Todd Investment Advisors, Inc. serves as each ETF Funds’ sub-advisor.  Fort Washington Advisors, Inc. is the sub-advisor for the Money Market Fund.  Touchstone Advisors, Inc., Ft. Washington Investment Advisors, Inc. and Todd Investment Advisors are affiliated with Integrity Life Insurance Company.

Management fees and other expenses deducted from each Portfolio are described in that Portfolio’s prospectus.  The Portfolios’ investment advisors compensate us for providing administrative services in connection with the Portfolios.  This compensation is paid from the investment advisors’ assets.  For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-xxx-xxxx.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Touchstone Variable Series Trust Funds’ prospectus carefully before investing.

Touchstone VST Money Market Fund

The Touchstone VST Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments.  The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

Touchstone Variable Series Trust (VST) ETF Funds

This Part specifically provides information about the Touchstone VST ETF Funds, which are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares® Funds Trust.  Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of Touchstone’s VST ETF Funds is an “index fund,” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

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Each VST ETF Fund allocates its assets among a group of exchange-traded funds in different percentages.  Therefore, each VST ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.  These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs.  The allocation of stocks and bonds in each ETF Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the VST ETF Funds’ assets invested in stocks or bonds at any given time may be different than that VST ETF Fund’s planned asset allocation model.  Stock and bond markets, and the sub categories of assets within them (value, growth, large cap, small cap etc.) have returns that vary from year to year.  Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models.  The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each Fund’s assets annually (except the VST Enhanced ETF Fund which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect.  The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Touchstone VST Conservative ETF Fund

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation.  The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  For the Conservative Fund that typically results in an allocation of about 65% of assets in bonds and 35% in stocks.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Moderate ETF Fund

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.  The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  For the Moderate Fund that typically results in an allocation of about 60% of assets in stocks and 40% in bonds.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Aggressive ETF Fund

The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  For the Aggressive Fund that typically results in an allocation of about 80% of assets in stocks and 20% in bonds.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

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Touchstone VST Enhanced ETF Fund

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation.  The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are over weighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Fixed Account

Interests in contracts attributable to the Fixed Account haven’t been registered under the 1933 Act or the 1940 Act.  Thus, neither the Fixed Account nor our General Account, which guarantees the Fixed Account values and Death Benefits and Annuity Benefits under those contracts, are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission hasn’t reviewed the disclosure in this prospectus relating to the Fixed Account or the General Account. Disclosures regarding the Fixed Account or the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Quarterly Rate Option

We offer a QRO, which is a fixed interest rate account. For any contribution you make to the QRO, your interest rate will be effective through the end of the calendar quarter during which you made your contribution.  Additional contributions during that quarter may earn different interest rates, since we declare new rates periodically.  If you do not transfer your QRO Account Value to another Investment Option, each quarter your QRO Account Value will renew for another quarter at the interest rate that applies on the first day of that quarter. The QRO will never credit less than the Minimum Interest Rate.

Only two “round trips” are permitted through the QRO Account during any 12-month period.  A “round trip” is a transfer into or out of the QRO Account followed by a transfer out of or back into the QRO Account within 30 days. We reserve the right to restrict further transfers into the QRO Account if you exceed this limit.  This restriction does not apply to programs that systematically transfer Account Value into or out of the QRO Account such as Dollar Cost Averaging,  or other related programs we may offer, unless we determine, in our sole discretion, that one of those programs is being used as a method of market timing or other abusive trading practice.  We may modify or amend these transfer restrictions at any time and in our sole discretion.

PART 4 - DEDUCTIONS AND CHARGES

Separate Account Charges

We deduct a daily mortality and expense charge from the Unit Values equal to an annual effective rate of 0.60% of your Account Value in the Variable Account Options.  We can’t increase this daily expense rate without your consent.  These charges are listed as the Mortality, Expense Risk and Administrative Fees in the Table of Annual Fees and Expenses in Part 1. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge.  Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated.  The mortality and expense risk charges compensate us for the mortality and expense risks we assume under the contract. We expect to make a profit from this fee. The relative proportion of the mortality and expense risk charge may be changed, but the total Mortality, Expense Risk and Administrative Fee can’t be increased.

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Annual Administrative Charge

We charge an annual administrative charge of $30. This charge is waived if your Account Value is at least $50,000 on the last day of any Contract Year. This charge is deducted pro-rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant’s death, annuitization, or contract termination during a Contract Year.

Reduction or Elimination of Separate Account Charges

We can reduce or eliminate the Separate Account charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group and the amount of the contributions.  We won’t unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Separate Account buys shares of the Portfolios at net asset value.  That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios.  The amount charged for investment management can’t be increased without shareholder approval.  Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

State Premium Tax Deduction

We won’t deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we’ll deduct any applicable state premium taxes from the amount available for an Annuity Benefit. State premium taxes currently range up to 4%.

Transfer Charge

If you make more than twelve transfers among your Investment Options during one Contract Year, we will charge your account up to $20 for each additional transfer during that year. Transfer charges don’t apply to transfers under (i) Dollar Cost Averaging, or (ii) Customized Asset Rebalancing, nor will such transfers count towards the twelve free transfers you may make in a Contract Year.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract

You can make contributions of at least $100 at any time up to the Annuitant’s Retirement Date. Your first contribution, however, can’t be less than $10,000.

We may limit the total contributions under a contract to $1,000,000 if the Annuitant is age 75 or under or to $500,000 if the Annuitant is age 76 or older. Contributions may also be limited by various laws or prohibited by us for all Annuitants under the contract. If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law.

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Contributions are applied to the various Investment Options you select and are used to pay Annuity and Death Benefits.  Each contribution is credited as of the date we have received (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office.  Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. We do not waive this policy for particular investors or classes of investors. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change you want to make, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transaction.  See “Transfers” in Part 5.

Your Account Value

Your Account Value reflects various charges. See Part 4, “Deductions and Charges.”  Charges against our Separate Account (mortality and expense risk and administration) are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Variable Account Option. The value of contributions made to the Variable Account Options is not guaranteed.  The value of your contributions made to the Fixed Account is guaranteed.  If the Account Value goes below $1,000 we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least sixty 60 days in which to make additional contributions.  This could vary by state so please refer to your annuity contract for specific information.

Units in Our Separate Account

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Variable Account Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses.

Your Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won’t vary because of changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer contributions you made to a different Investment Option into that Variable Account Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option.  We also redeem Units to pay the Death Benefit when the Annuitant dies, and to pay the annual administrative charge.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option at the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day multiplied by the net investment factor for that Variable Account Option on the current day. We determine a net investment factor for each Variable Account Option as follows:

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•      First, we take the value of the shares belonging to the Variable Account Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

•      Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•      Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•      Then we divide this amount by the value of the amounts in the Variable Account Option at the close of business on the last day on which a Unit Value was determined (after giving effect to any transactions on that day).

•      Finally, we subtract a daily asset charge for each calendar day since the last day on which a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is equal to an annual effective rate of 0.60%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the Mortality, Expense Risk and Administrative Fees and any charge for taxes.

Transfers

You may transfer your Account Value among the Variable Account Options and the QRO, subject to Integrity’s transfer restrictions.

Only two “round trips” are permitted through the QRO Account during any 12-month period.  A “round trip” is a transfer into or out of the QRO Account followed by a transfer out of or back into the QRO Account within 30 days. We reserve the right to restrict further transfers into the QRO Account if you exceed this limit.  This restriction does not apply to programs that systematically transfer Account Value into or out of the QRO Account such as Dollar Cost Averaging, Systematic Transfer Programs or other related programs we may offer, unless we determine, in our sole discretion, that one of those programs is being used as a method of market timing or other abusive trading practice.  We may modify or amend these transfer restrictions at any time and in our sole discretion.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a Contract Year.  After those twelve transfers, a charge of up to $20 will apply to each additional transfer during that Contract Year. No charge will be made for transfers under our Dollar Cost Averaging Program or our Customized Asset Rebalancing Program, described in Part 8.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service, subject to your use of the required personal identifiers. We’ll honor telephone transfer instructions from any person who provides correct identifying information. We aren’t responsible for any fraudulent telephone transfers that we believe to be genuine in accordance with these procedures. You bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn’t change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we’re open for business. You’ll receive the Variable Account Options’ Unit Values as of the close of business on the day you call. Transfer requests received at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or firms that represent multiple contracts will be processed no later than the next Business Day after our Administrative Office receives the requests.

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Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if:  (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made.  Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested.  Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market.  Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract.  These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect and prevent all frequent trading.  As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.             Prohibited Transfers.  Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

•      a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five business days, there was a transfer out of the same Variable Account Option;

•      a transfer request out of an International or High Yield Variable Account Option if, within the preceding five business days, there was a purchase or transfer into the same Variable Account Option.

2.             Allowable Transfers Accompanying A Prohibited Transfer.  We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.             Notification.  We will notify you if your requested transfer is not made.

4.             Revocation of Same-Day Transfer Privileges.  Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

•      If your same-day transfer privileges are revoked, you will be required to submit all future

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transfer requests by U.S. mail or overnight delivery service.  Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

•      In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service.  The cancellation request will be processed as of the day it is received.

5.             20 Investment Option Transfers Permitted.  You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. Mail, Internet,  telephone request or facsimile.

•      All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail.  Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended.   If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service.  We will process the cancellation request as of the day we receive it.

•      Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

•      Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing.  If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges.  We will also take into consideration any information and data provided to us by the Portfolios’ investment advisors regarding improper trading.  If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. The withdrawal will be taken from your Investment Options, pro-rata, in the same proportion that their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. No withdrawal charges apply to this contract.

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When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested.  The total amount that you receive will be the total amount that you requested, less any applicable tax withholding.  Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored plan, the plan may limit your withdrawals. See Part 7, “Tax Aspects of the Contract.” Residents of certain states may be required to keep a specific minimum account balance after any withdrawals.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. We will withdraw the requested payment according to the third party’s instructions, including instructions concerning from which Variable Account Options to withdraw the fee, and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

Assignments

We do not allow partial or collateral assignment of your contract.

Death Benefit

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant’s death, rather than upon the Owner’s death. We’ll pay a Death Benefit to the Annuitant’s surviving beneficiary (or beneficiaries) if the Annuitant dies before annuity payments have started.  If the contract was issued on or after the Annuitant’s 86th birthday, the Death Benefit is the Account Value at the end of the Business Day when we receive proof of death.  For contracts issued before the Annuitant’s 86th birthday and before annuity payments have started, the Death Benefit is the greater of:

a.     contributions minus an adjustment for withdrawals; or

b.     current Account Value on the Business Day we receive due proof of death and the beneficiary’s instructions.

The adjustments for withdrawals will be proportional to the Account Value at the time of withdrawal. We’ll also adjust the Death Benefit for any applicable charges.

Death benefits and benefit distributions required under the Code because of your death if you are not the Annuitant can be paid in a lump sum or as an annuity.  If a benefit option hasn’t been selected for the beneficiary at the Annuitant’s death, the beneficiary can select an option.  A beneficiary that is not a natural person automatically receives a five-year distribution.

You select the beneficiary of the Death Benefit, referred to as the Annuitant’s Beneficiary in the contract.  You also select an Owner’s Beneficiary, who receives any benefit distribution required under the Code upon the death of the owner of an annuity who is not also the annuitant. You may change any beneficiary by sending the appropriate form to the Administrative Office.  We reserve the right to limit the number of beneficiaries you can name at one time.  If an Annuitant’s Beneficiary doesn’t survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate.  Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and so that spousal continuation can occur, if that is your intention.  You will find more information about spousal continuation in Part 7, “Tax Aspects of the Contract”.

A Death Benefit won’t be paid after the Annuitant’s death if there is a contingent Annuitant.  In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

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Annuity Benefits

All Annuity Benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant’s 100th birthday (the “Maximum Retirement Date”) by writing to the Administrative Office any time before the Maximum Retirement Date.  At or before the Maximum Retirement Date, we must begin paying Annuity Benefits or pay the Surrender Value in a lump sum.  Contract terms that apply to the various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages. If your contract is a qualified retirement plan (including an IRA or TSA), distribution provisions may extend beyond the Maximum Retirement Date.

Annuity Benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Surrender Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an Annuity Benefit other than a lump sum payment will be the Account Value, less any pro-rata annual administrative charge.

Annuities

Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually.  You can’t change or redeem the annuity once payments have begun.  For any annuity, the minimum initial payment must be at least $100 per period.

If you haven’t already selected a form of annuity, within six months prior to your Retirement Date we’ll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity. However, if we don’t receive a completed form from you on or before your Retirement Date, we’ll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

We currently offer the following types of annuities, funded through our General Account:

A life and ten years certain annuity is a fixed life income annuity with 10 years of payments guaranteed.

A period certain annuity provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant’s Beneficiary will receive the remaining periodic payments.

A period certain life annuity provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining guaranteed payments will go to the Annuitant’s beneficiary.

A life income annuity provides fixed payments for the life of the Annuitant, or until the Annuitant and any joint annuitant both die under a joint and survivor annuity.

Annuity Payments

Fixed annuity payments won’t change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant’s age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

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If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we’ll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

Timing of Payment

We normally apply your Account Value to the purchase of an annuity or send you partial or total withdrawals within seven days after we receive the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)   the New York Stock Exchange has been closed or trading on it is restricted;

(2)   an emergency exists so that disposal of securities isn’t reasonably practicable or it isn’t reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3)   the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

We can defer payment of your Fixed Account, whether payment is related to partial or total withdrawals or providing an Annuity Benefit, for up to six months.

Death Claims

A death claim will be effective on the Business Day we receive due proof of death.  This means we have received an original certified death certificate and company death claim paperwork that is in good order.  During the period from the date of death until we receive all required paperwork in good order, the amount of the Death Benefit will remain allocated to the Portfolios you chose, so the amount of the Death Benefit will reflect the investment performance of those Portfolios during this period and will be subject to market fluctuations.  Once one beneficiary submits death claim paperwork, the remaining Death Benefit amount will be moved into our General Account until the remaining beneficiaries submit their death claim paperwork.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can’t honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which you can get from our Administrative Office.

PART 6 - VOTING RIGHTS

Voting Rights

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We’ll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don’t receive instructions in time from all owners, we’ll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be communicated to us indirectly, through your employer, but we aren’t responsible for

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any failure by your employer to ask for your instructions or to tell us what your instructions are. We’ll vote any Portfolio shares that we’re entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios in which your contributions are invested on the record date set by the Portfolio’s Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by the Portfolio’s Board for the shareholders’ meeting. We count fractional shares. The record date for this purpose can’t be more than 60 days before the shareholders’ meeting.

How Portfolio Shares Are Voted

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn’t needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require owner approval. In that case, you’ll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under “How We Determine Your Voting Shares.”  We’ll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

PART 7 - TAX ASPECTS OF THE CONTRACTS

Introduction

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity’s tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn’t designed to cover all situations and isn’t intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts.  Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.  Integrity does not make any guarantee regarding the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

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Your Contract is an Annuity

Under federal tax law, anyone can purchase an annuity with after-tax dollars.  Earnings under the contract generally will not be taxed until you make a withdrawal.  An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan.  Finally, an individual (or employer) may buy the annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars, (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program, (qualified annuity). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under the federal tax law.

Taxation of Annuities Generally

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your “basis” or “investment” in the contract) will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract.  However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can’t defer taxes on the annuity’s income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the Annuitant reaches a certain age.  The tax implications are different for each type of distribution.  Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are first treated as taxable income, but only to the extent of the increase of the Account Value.  The rest of the withdrawal, representing your basis in the annuity, isn’t taxable.  Generally, the investment or basis in the contract equals the contributions made by or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you annuitize the contract, meaning you receive annuity payments over the lifetime of the Annuitant, part of each payment is considered to be a tax-free return of your investment.  This tax-free portion of each payment is determined using a ratio of the owner’s investment to his or her expected return under the contract (exclusion ratio).  The rest of each payment will be ordinary income.  That means that part of your payment is tax-free and part of it is taxable.  When all of these tax-free portions add up to your investment in the annuity, future payments are entirely ordinary income.  If the Annuitant dies before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)   on or after the date on which the taxpayer attains age 59½;

(2)   as a result of the owner’s death;

(3)   part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;

(4)   a result of the taxpayer becoming disabled within the meaning of Code Section 72(m)(7);

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(5)   from certain qualified plans (note, however, other penalties may apply);

(6)   under a qualified funding asset (as defined in Section 130(d) of the Code);

(7)   purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;

(8)   under an immediate annuity as defined in Code Section 72(u)(4);

(9)   for the purchase of a first home (distribution up to $10,000);

(10) for certain higher education expenses; or

(11) to cover certain deductible medical expenses, or to cover health insurance premiums if you are unemployed.

Please note that item (8) applies to nonqualified contracts only, and items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply.  See “Withdrawals” in Part 5.

All annuity contracts issued by Integrity or its affiliates to one owner during any calendar year are treated as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Distribution-at-Death Rules

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules:  (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner’s death. If the sole beneficiary is the owner’s spouse, the contract (along with the deferred tax status) may be continued in the spouse’s name as the owner.

Spousal Continuation

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract.  The contract must be structured properly with the owner and annuitant being the same person, no contingent annuitant named and the spouse listed as the owner’s and the annuitant’s sole beneficiary.  We will increase the continued contract’s Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution.  This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.  The surviving spouse continues the contract with its tax deferred earnings and may exercise all rights and privileges under the contract.  When the surviving spouse dies, the Death Benefit will be paid to the surviving spouse’s beneficiary.

We waive any withdrawal charges applicable to full or partial withdrawals made after the spousal continuation is elected for both the existing value and any new contributions.  Certain Investment Options or administrative programs, including but not limited to the STO, GRO Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract.  We reserve the right at any time to make changes to continued contracts that are permitted by law.

Diversification Standards

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

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Tax-Favored Retirement Programs

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code.  Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans.  These tax rules vary according to the type of plan and the terms and conditions of the plan itself.  Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The Statement of Additional Information contains general information about the use of contracts with the various types of qualified plans.

Inherited IRAs

This contract may be issued as an inherited IRA.  This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The named beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA.  The tax law does not permit additional premiums to be contributed to an inherited IRA contract.  Also, in order to avoid certain income tax penalties, a minimum required distribution (“MRD”) must be withdrawn each year from an inherited IRA.  The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn from the inherited IRA during the calendar year.

Annuities in Qualified Plans

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax-deferred growth and other tax advantages.  For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity.  In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity.  Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as lifetime income payments and death benefit protection.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

Impact of Taxes on the Company

The contracts allow Integrity to charge the Separate Account for taxes. Integrity can also set up reserves for taxes.

Transfers Among Investment Options

There won’t be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

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PART 8 - ADDITIONAL INFORMATION

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal or an annual percentage to be withdrawn. The minimum Systematic Withdrawal currently is $100.  Residents of certain states may be required to keep a specific minimum account balance. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made, and your enrollment in the program will be ended.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59½.  You won’t have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See “Taxation of Annuities Generally,” in Part 7.  Once you begin receiving distributions, they shouldn’t be changed or stopped until the later of:

•    the date you reach age 59½;  or

•    five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59½ made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59½.  You can elect this option by sending the election form to our Administrative Office.  You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. We’ll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days’ prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. This program isn’t available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging or Customized Asset Rebalancing Program.

Choices Plus Minimum Required Distribution Program

We offer a Choices Plus Minimum Required Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70½. Section 401(a)(9)(A) of the Code states that minimum required distributions from an IRA must begin on or before April 1st of the year following the year in which the IRA owner turns 70½.  You won’t have to pay any tax penalty for these withdrawals, but they are subject to ordinary income tax.  See “Taxation of Annuities Generally” in Part 7.

You can choose the Choices Plus Program any time if you’re age 70½ or older.  You can elect this option by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th,

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30th, or 31st) on which the withdrawal is made.  We’ll calculate the amount of the distribution using current IRS guidance.

This program is open to new contract owners, as well as existing contract owners who are already taking minimum required distributions from their Integrity IRAs. Payments can be made to you by check or by direct deposit.

Dollar Cost Averaging

Dollar-cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions.  If you choose to dollar-cost average, the amount you invest is always the same.  Thus, you automatically buy more units when the price is low, and fewer when the price is high.  Over time, you may reduce the risk of buying units when their cost is highest, although dollar-cost averaging does not assure a profit and it does not protect against investment losses.

We offer a Dollar Cost Averaging program under which we transfer contributions that you have allocated to the Money Market Option to one or more other Investment Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Investment Option. The current minimum transfer to each Investment Option is $250. We won’t charge a transfer charge under our Dollar Cost Averaging program and these transfers won’t count towards your twelve free transfers.

To enroll in our Dollar Cost Averaging program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Dollar Cost Averaging program at any time. If you don’t have enough Account Value in the Money Market Option or QRO to transfer to each Investment Option specified, no transfer will be made, and your enrollment in the program will be ended.

Customized Asset Rebalancing

Asset rebalancing allows you to choose a diversified investment mix that is appropriate for your goals and risk tolerance. You may wish to consult with your financial professional when establishing your investment portfolio.  Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your selected Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won’t charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won’t count towards your twelve free transfers.  Fixed Accounts aren’t eligible for the Customized Asset Rebalancing Program.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day’s prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.

Systematic Contributions

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this

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program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days’ prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on Integrity.

Table of Contents of Statement of Additional Information

Part 1 - Integrity and Custodian
Part 2 - Distribution of the Contracts
Part 3 - Performance Information
Part 4 - Determination of Accumulation Values
Part 5 - Tax Favored Retirement Programs
Part 6 – Distributions Under Tax-Favored Retirement Programs
Part 7 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write our Administrative Offices at:

Integrity Life Insurance Company

P.O. Box 5720

Cincinnati, OH 45201-5720

ATTN: Request for SAI of Separate Account I (ETF easyAnnuity)

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Appendix A

Financial Information for Separate Account I (ETF easyAnnuity Integrity)

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period.

	2005	2004	2003	2002	2001	Inception
Touchstone Aggressive ETF
Unit value at beginning of period	$10.83	––	––	––	––	$10.00
Unit value at end of period	$11.27	$10.83
Number of units outstanding at end of period	2,208	1,510

Touchstone Conservative ETF
Unit value at beginning of period	$10.49	––	––	––	––	$10.00
Unit value at end of period	$10.78	$10.49
Number of units outstanding at end of period	10,566	––

Touchstone Enhanced ETF
Unit value at beginning of period	$11.30	––	––	––	––	$10.00
Unit value at end of period	$11.91	$11.30
Number of units outstanding at end of period	17,944	22,463

Touchstone Moderate ETF
Unit value at beginning of period	$10.72	––	—	—	—	$10.00
Unit value at end of period	$11.08	10.72
Number of units outstanding at end of period	9,524	$––

Touchstone Money Market, Initial Class
Unit value at beginning of period	$10.05	––	––	––	––	$10.00
Unit value at end of period	$10.31	$10.05
Number of units outstanding at end of period	24,099	––

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STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2006

FOR

ETF easyANNUITY

FLEXIBLE PREMIUM VARIABLE ANNUITY

ISSUED BY

INTEGRITY LIFE INSURANCE COMPANY

AND

FUNDED THROUGH ITS SEPARATE ACCOUNT I

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2006. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company (“Integrity”), P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

PART 1 - INTEGRITY AND CUSTODIAN

Integrity Life Insurance Company (Integrity) is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities.  Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202.  Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (“W&S”), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

Integrity is the custodian for the shares of the Funds owned by the Separate Account.  The Funds’ shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody’s Investor Service, Standard & Poor’s Corporation, Duff & Phelps Corporation, or other recognized rating services.  However, Integrity doesn’t guarantee the investment performance of the portfolios, and these ratings don’t reflect protection against investment risk.

Tax Status of Integrity

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the Code).  Since the Separate Account isn’t a separate entity from Integrity, and its operations form a part of Integrity, it isn’t taxed separately as a “regulated investment company” under Subchapter M of the Code.  Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the accumulation value.  Under existing federal income tax law, the Separate Account’s investment income, including realized net capital gains, isn’t taxed to Integrity.  Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. (“Touchstone Securities”), 220 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and indirect subsidiary of W&S and an affiliate of Integrity, is the principal underwriter of the contracts.  Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc.  The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 7.5% of initial contribution and 7% of additional contributions, plus .50% trail commission paid on Account Value after the 8th Contract Year. Products sold through different distribution channels have different compensation structures, and in certain cases, we may pay no distribution allowance at all. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $20,409,914 in 2005, $19,986,052 in 2004, and $19,514,638 in 2003.  Touchstone Securities didn’t retain distribution allowances during these years.  Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods. Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on premiums paid, but no more than .25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret Grant, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, First Financial Planners, and Sterne, Agee & Leach. We also pay Linsco/Private Ledger .40% on separate account assets for which their registered representatives are agents of record.

2

PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders.  The Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders.  Performance information is computed separately for each Option in accordance with the formulas described below. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past.  Historical performance does not predict future results.

Total Returns

Total returns reflect all aspects of the return of Variable Account Option (Option),  including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values.  For purposes of charges not based upon a percentage of contract values, an average account value of $50,000 has been used.  Quotations also will assume a termination (surrender) at the end of the particular. Any total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those that currently apply under the contract.  Total returns may be shown at the same time that do not take into account deduction of the annual administrative charge.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.  Investors should realize that the Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown.  Average annual returns are calculated pursuant to the following formula:  P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields

Some Options may advertise yields.  Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the Money Market Option.  Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.  Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect

3

causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = {(Base Period Return) + 1)365/7} – 1

Performance Comparisons

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor’s Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (Lipper) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds.  Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis.  Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron’s, Business Week, CDA Technologies, Inc., Changing Times, Consumer’s Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert’s Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stanger’s Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of an Option’s shares against certain widely recognized standards or indices for stock and bond market performance.  The following are the indices against which the Options may compare performance:

The Standard & Poor’s Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43.  The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included.  The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns.  The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks.  Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available.  Comparisons of performance assume reinvestment of dividends.

4

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks.  The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization.  The index is priced monthly.

The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government.  Mortgage-backed securities, flower bonds and foreign-targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the Lehman Government/Corporate Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/ Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years.  Total return comprises price appreciation/depreciation and income as a percentage of the original investment.  Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter.  It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks.  It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues.  It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers’ World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

5

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more.  The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA.  It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market.  The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year.  SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization.  The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization.  The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index.  The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Stocks, Bonds, Bills and Inflation, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand.  Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

6

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million.  All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue’s Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by  Integrity or any of the portfolio advisers derived from such indices or averages.

Individualized Computer Generated Illustrations

Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options.  Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).  We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading.  The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern Time.  Each Option’s accumulation unit value is calculated separately.  For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units.  Securities are valued using the amortized cost method of valuation, which approximates market value.  Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity.  Cash, receivables and current payables are generally carried at their face value.

PART 5 – DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMS

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70-1/2 or (ii) the calendar year in which the employee retires.  Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70-1/2.  Certain TSA funds can be deferred until age 75.  Additional distribution rules apply after the participant’s death.  If you don’t take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Owners of traditional IRAs and five percent owners must begin distributions by age 70-1/2.

7

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

Distributions from a tax-favored plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional  IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202 is our independent registered public accounting firm and serves as independent registered public accounting firm of the Separate Account.  Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of the Separate Account as of December 31, 2005, and for the periods indicated in the financial statements and the statutory-basis financial statements of Integrity as of and for the years ended December 31, 2005 and 2004 included in this SAI have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports included herein.

The financial statements of Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of Integrity to meet its obligations under the contract.  They should not be considered as relating to the investment performance of the assets held in the Separate Account.

8

Financial Statements

Separate Account I

of

Integrity Life Insurance Company

Year Ended December 31, 2005

With Report of Independent Registered

Public Accounting Firm

Separate Account I

of

Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2005

Report of Independent Registered Public Accounting Firm

The Contract Owners

Separate Account I of Integrity Life Insurance Company

And

The Board of Directors

Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account I of Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in Note 1, as of December 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2005, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of Integrity Life Insurance Company at December 31, 2005, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio April 7, 2006

1

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2005

		Payable to
		(receivable from)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)	$176,152	$4	$176,148	$10.64	16,551
Touchstone Aggressive ETF (GrandMaster flex3™)	2,574,578	32	2,574,546	10.58	243,409
Touchstone Aggressive ETF (Grandmaster™)	372,709	2	372,707	10.60	35,158
Touchstone Aggressive ETF (IQ Annuity™)	3,513,958	58	3,513,900	10.59	331,846
Touchstone Aggressive ETF (Pinnacleplus™)	77,649	3	77,646	10.56	7,351
Touchstone Aggressive ETF (IQ Advisor Enhanced™)	3,903	5	3,898	11.23	347
Touchstone Aggressive ETF (IQ Advisor Standard™)	24,874	(1)	24,875	11.27	2,208
Touchstone Balanced (AnnuiChoice™)	2,072,590	(1)	2,072,591	12.57	164,930
Touchstone Balanced (GrandMaster flex3™)	1,127,047	3	1,127,044	12.33	91,392
Touchstone Balanced (Grandmaster™)	199,565	(5)	199,570	11.38	17,536
Touchstone Balanced (IQ Annuity™)	1,486,482	4	1,486,478	12.40	119,912
Touchstone Balanced (Pinnacleplus™)	243,516	1	243,515	12.38	19,676
Touchstone Baron Small Cap (AnnuiChoice™)	2,411,236	1	2,411,235	15.32	157,407
Touchstone Baron Small Cap (GrandMaster flex3™)	1,149,439	4	1,149,435	14.00	82,101
Touchstone Baron Small Cap (Grandmaster™)	422,893	(5)	422,898	12.52	33,776
Touchstone Baron Small Cap (IQ Annuity™)	3,517,446	4	3,517,442	15.07	233,393
Touchstone Baron Small Cap (Pinnacleplus™)	390,850	(6)	390,856	14.69	26,607
Touchstone Baron Small Cap (IQ Advisor Enhanced™)	4,965	(6)	4,971	13.19	377
Touchstone Baron Small Cap (IQ Advisor Standard™)	95,132	(4)	95,136	13.24	7,187
Touchstone Conservative ETF (AnnuiChoice™)	727,295	6	727,289	10.40	69,951
Touchstone Conservative ETF (GrandMaster flex3™)	571,847	2	571,845	10.33	55,342
Touchstone Conservative ETF (Grandmaster™)	216,338	6	216,332	10.36	20,889
Touchstone Conservative ETF (IQ Annuity™)	822,702	9	822,693	10.34	79,529
Touchstone Conservative ETF (Pinnacleplus™)	24,227	(2)	24,229	10.32	2,348
Touchstone Conservative ETF (IQ Advisor Standard™)	113,871	6	113,865	10.78	10,566
Touchstone Core Bond (AnnuiChoice™)	1,940,154	1	1,940,153	11.71	165,663
Touchstone Core Bond (GrandMaster flex3™)	708,011	(5)	708,016	10.88	65,075
Touchstone Core Bond (Grandmaster™)	73,784	(1)	73,785	10.31	7,157
Touchstone Core Bond (IQ Annuity™)	970,636	(8)	970,644	11.31	85,818
Touchstone Core Bond (Pinnacleplus™)	269,001	(1)	269,002	10.13	26,549
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	784,046	(2)	784,048	8.34	94,020
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	311,708	—	311,708	11.05	28,203
Touchstone Eagle Capital Appreciation (Grandmaster™)	14,345	5	14,340	11.27	1,272
Touchstone Eagle Capital Appreciation (IQ Annuity™)	373,246	4	373,242	8.24	45,316
Touchstone Eagle Capital Appreciation (Pinnacleplus™)	117,397	2	117,395	12.31	9,533
Touchstone Emerging Growth (AnnuiChoice™)	2,647,951	(3)	2,647,954	13.82	191,604
Touchstone Emerging Growth (GrandMaster flex3™)	1,561,826	2	1,561,824	13.87	112,602
Touchstone Emerging Growth (Grandmaster™)	190,808	4	190,804	12.22	15,614
Touchstone Emerging Growth (IQ Annuity™)	885,130	2	885,128	14.08	62,871
Touchstone Emerging Growth (Pinnacleplus™)	357,206	(1)	357,207	14.45	24,720
Touchstone Enhanced Dividend 30 (AnnuiChoice™)	196,036	1	196,035	9.36	20,949
Touchstone Enhanced Dividend 30 (GrandMaster flex3™)	1,488,476	—	1,488,476	9.91	150,275
Touchstone Enhanced Dividend 30 (Grandmaster™)	20,662	(1)	20,663	10.13	2,040
Touchstone Enhanced Dividend 30 (IQ Annuity™)	263,264	(3)	263,267	9.37	28,105
Touchstone Enhanced Dividend 30 (Pinnacleplus™)	49,749	4	49,745	10.98	4,530
Touchstone Enhanced ETF (AnnuiChoice™)	748,054	5	748,049	11.02	67,852
Touchstone Enhanced ETF (GrandMaster flex3™)	5,887,558	126	5,887,432	10.96	537,337
Touchstone Enhanced ETF (Grandmaster™)	462,899	—	462,899	10.98	42,153
Touchstone Enhanced ETF (IQ Annuity™)	3,988,616	101	3,988,515	10.97	363,616
Touchstone Enhanced ETF (Pinnacleplus™)	127,862	6	127,856	10.94	11,685
Touchstone Enhanced ETF (IQ Advisor Enhanced™)	42,281	6	42,275	11.88	3,559
Touchstone Enhanced ETF (IQ Advisor Standard™)	213,777	5	213,772	11.91	17,944
Touchstone Growth & Income (AnnuiChoice™)	164,427	4	164,423	11.38	14,454
Touchstone Growth & Income (GrandMaster flex3™)	327,890	—	327,890	11.37	28,829
Touchstone Growth & Income (Grandmaster™)	9,327	(2)	9,329	10.96	851
Touchstone Growth & Income (IQ Annuity™)	476,972	2	476,970	11.51	41,435
Touchstone Growth & Income (Pinnacleplus™)	127,853	1	127,852	12.35	10,349
Touchstone High Yield (AnnuiChoice™)	851,958	(2)	851,960	13.96	61,036
Touchstone High Yield (GrandMaster flex3™)	1,357,573	7	1,357,566	13.16	103,189
Touchstone High Yield (Grandmaster™)	900,899	5	900,894	10.87	82,859
Touchstone High Yield (IQ Annuity™)	1,166,442	8	1,166,434	13.54	86,145
Touchstone High Yield (Pinnacleplus™)	302,253	(6)	302,259	11.55	26,178
Touchstone Moderate ETF (AnnuiChoice™)	2,482,302	21	2,482,281	10.55	235,217
Touchstone Moderate ETF (GrandMaster flex3™)	2,570,906	28	2,570,878	10.49	245,125

See accompanying notes.

2

		Payable to
		(receivable from)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Moderate ETF (Grandmaster™)	$607,184	$8	$607,176	$10.51	57,762
Touchstone Moderate ETF (IQ Annuity™)	1,974,761	16	1,974,745	10.50	188,074
Touchstone Moderate ETF (Pinnacleplus™)	232,677	1	232,676	10.47	22,215
Touchstone Moderate ETF (IQ Advisor Enhanced™)	63,144	(2)	63,146	11.04	5,718
Touchstone Moderate ETF (IQ Advisor Standard™)	105,491	5	105,486	11.08	9,524
Touchstone Money Market (AnnuiChoice™)	163,623	4	163,619	10.41	15,714
Touchstone Third Avenue Value (AnnuiChoice™)	7,807,795	(1)	7,807,796	17.80	438,558
Touchstone Third Avenue Value (GrandMaster flex3™)	5,227,504	(7)	5,227,511	15.07	346,783
Touchstone Third Avenue Value (Grandmaster™)	1,708,121	(2)	1,708,123	14.09	121,268
Touchstone Third Avenue Value (IQ Annuity™)	9,120,192	(1)	9,120,193	15.95	571,800
Touchstone Third Avenue Value (Pinnacleplus™)	1,368,180	(8)	1,368,188	17.11	79,956
Touchstone Third Avenue Value (IQ Advisor Standard™)	111,225	3	111,222	13.90	8,002
Touchstone Value Plus (AnnuiChoice™)	1,105,631	6	1,105,625	10.00	110,585
Touchstone Value Plus (GrandMaster flex3™)	178,898	—	178,898	10.61	16,854
Touchstone Value Plus (Grandmaster™)	78,388	5	78,383	10.99	7,129
Touchstone Value Plus (IQ Annuity™)	935,466	(6)	935,472	9.80	95,474
Touchstone Value Plus (Pinnacleplus™)	21,741	(5)	21,746	12.10	1,797
Non-Affiliated:
JP Morgan Bond (AnnuiChoice™)	893,154	1	893,153	11.43	78,132
JP Morgan Bond (GrandMaster flex3™)	1,938,347	(3)	1,938,350	11.24	172,510
JP Morgan Bond (Grandmaster™)	321,243	3	321,240	10.51	30,570
JP Morgan Bond (IQ3™)	1,337,645	(4)	1,337,649	11.27	118,699
JP Morgan Bond (Pinnacleplus™)	369,557	(4)	369,561	10.30	35,869
JP Morgan Bond (IQ Advisor Standard™)	47,217	(4)	47,221	10.46	4,514
JP Morgan International Equity (AnnuiChoice™)	277,064	(6)	277,070	13.69	20,243
JP Morgan International Equity (GrandMaster flex3™)	104,206	—	104,206	12.96	8,039
JP Morgan International Equity (Grandmaster™)	95,698	5	95,693	12.75	7,507
JP Morgan International Equity (IQ3™)	378,283	6	378,277	13.25	28,549
JP Morgan International Equity (Pinnacleplus™)	269,700	5	269,695	15.08	17,890
JP Morgan Mid Cap Value (AnnuiChoice™)	755,112	(5)	755,117	15.33	49,260
JP Morgan Mid Cap Value (GrandMaster flex3™)	1,222,573	5	1,222,568	14.87	82,204
JP Morgan Mid Cap Value (Grandmaster™)	291,762	(2)	291,764	12.39	23,553
JP Morgan Mid Cap Value (IQ3™)	735,208	5	735,203	15.08	48,740
JP Morgan Mid Cap Value (Pinnacleplus™)	554,255	(5)	554,260	14.29	38,779
Affiliated Initial Class:
Touchstone Money Market (IQ Annuity™)	839,036	3	839,033	10.17	82,473
Touchstone Money Market ETF (IQ Advisor Standard™)	248,386	6	248,380	10.31	24,099
Touchstone Money Market (IQ Advisor Standard™)	61,272	4	61,268	10.28	5,962
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	34,307,848	19	34,307,829	48.86	702,132
Fidelity VIP Growth (Grandmaster™)	21,500,190	11	21,500,179	52.99	405,728
Fidelity VIP High Income (Grandmaster™)	7,395,354	2	7,395,352	16.26	454,892
Fidelity VIP II Asset Manager (Grandmaster™)	15,860,490	(14)	15,860,504	32.17	493,089
Fidelity VIP II Contrafund (Grandmaster™)	28,894,877	(1)	28,894,878	36.92	782,558
Fidelity VIP II Index 500 (Grandmaster™)	15,684,209	—	15,684,209	28.82	544,143
Fidelity VIP II Index 500 (IQ Annuity™)	1,105,396	(4)	1,105,400	9.57	115,513
Fidelity VIP II Investment Grade Bond (Grandmaster™)	9,955,880	3	9,955,877	28.79	345,833
Fidelity VIP II Investment Grade Bond (IQ Annuity™)	1,621,653	6	1,621,647	13.68	118,547
Fidelity VIP III Balanced (Grandmaster™)	2,302,849	8	2,302,841	14.11	163,180
Fidelity VIP III Growth & Income (Grandmaster™)	9,348,715	(11)	9,348,726	15.88	588,530
Fidelity VIP III Growth Opportunities (Grandmaster™)	2,449,494	(3)	2,449,497	11.66	210,099
Fidelity VIP Overseas (Grandmaster™)	9,986,972	10	9,986,962	28.14	354,884
Affiliated Service Class:
Touchstone Money Market (AnnuiChoice™)	4,466,568	2	4,466,566	10.17	438,988
Touchstone Money Market (GrandMaster flex3™)	1,628,245	4	1,628,241	10.04	162,238
Touchstone Money Market (Grandmaster™)	6,467,581	12	6,467,569	10.14	637,521
Touchstone Money Market (IQ Annuity™)	192,691	(4)	192,695	10.17	18,941
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity™)	1,185,891	(6)	1,185,897	11.68	101,506
Fidelity VIP Growth (IQ Annuity™)	966,288	(2)	966,290	8.64	111,834
Fidelity VIP High Income (IQ Annuity™)	1,379,343	(3)	1,379,346	9.22	149,636
Fidelity VIP II Asset Manager (IQ Annuity™)	348,255	4	348,251	10.29	33,834
Fidelity VIP II Contrafund (IQ Annuity™)	2,940,506	(2)	2,940,508	13.71	214,429
Fidelity VIP III Balanced (IQ Annuity™)	223,472	(3)	223,475	10.36	21,574

See accompanying notes.

3

		Payable to
		(receivable from)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class (continued):
Fidelity VIP III Growth & Income (IQ Annuity™)	$417,518	$—	$417,518	$9.92	42,073
Fidelity VIP III Growth Opportunities (IQ Annuity™)	187,224	—	187,224	7.66	24,451
Fidelity VIP III Mid Cap (Grandmaster™)	5,742,501	(6)	5,742,507	28.71	200,019
Fidelity VIP III Mid Cap (IQ Annuity™)	2,649,455	7	2,649,448	30.01	88,298
Fidelity VIP Overseas (IQ Annuity™)	256,899	2	256,897	12.26	20,947
MFS Capital Opportunities (AnnuiChoice™)	501,684	2	501,682	7.19	69,782
MFS Capital Opportunities (GrandMaster flex3™)	389,582	4	389,578	10.36	37,593
MFS Capital Opportunities (Grandmaster™)	239,959	2	239,957	7.69	31,188
MFS Capital Opportunities (IQ Annuity™)	625,750	—	625,750	6.94	90,177
MFS Capital Opportunities (Pinnacleplus™)	69,517	2	69,515	11.89	5,847
MFS Emerging Growth (AnnuiChoice™)	350,721	11	350,710	7.15	49,063
MFS Emerging Growth (GrandMaster flex3™)	60,861	(3)	60,864	11.48	5,303
MFS Emerging Growth (Grandmaster™)	110,709	1	110,708	7.94	13,935
MFS Emerging Growth (IQ Annuity™)	532,685	3	532,682	5.86	90,889
MFS Emerging Growth (Pinnacleplus™)	10,051	5	10,046	12.61	797
MFS Investors Growth Stock (AnnuiChoice™)	775,631	3	775,628	8.76	88,582
MFS Investors Growth Stock (GrandMaster flex3™)	488,634	(2)	488,636	10.42	46,896
MFS Investors Growth Stock (Grandmaster™)	116,005	(1)	116,006	8.08	14,360
MFS Investors Growth Stock (IQ Annuity™)	363,675	—	363,675	6.80	53,489
MFS Investors Growth Stock (Pinnacleplus™)	157,636	(4)	157,640	11.39	13,841
MFS Mid Cap Growth (AnnuiChoice™)	765,944	(1)	765,945	6.71	114,229
MFS Mid Cap Growth (GrandMaster flex3™)	457,579	2	457,577	11.03	41,489
MFS Mid Cap Growth (Grandmaster™)	531,876	1	531,875	6.95	76,583
MFS Mid Cap Growth (IQ Annuity™)	1,133,693	—	1,133,693	6.88	164,668
MFS Mid Cap Growth (Pinnacleplus™)	92,859	(1)	92,860	12.40	7,488
MFS Mid Cap Growth (IQ Advisor Standard™)	8,181	—	8,181	11.10	737
MFS New Discovery (AnnuiChoice™)	345,053	5	345,048	9.31	37,077
MFS New Discovery (GrandMaster flex3™)	106,250	—	106,250	10.82	9,823
MFS New Discovery (Grandmaster™)	200,108	—	200,108	8.76	22,850
MFS New Discovery (IQ Annuity™)	330,496	(1)	330,497	8.73	37,853
MFS New Discovery (Pinnacleplus™)	25,481	(4)	25,485	11.95	2,132
MFS Total Return (AnnuiChoice™)	5,114,731	3	5,114,728	11.96	427,576
MFS Total Return (GrandMaster flex3™)	2,090,191	(1)	2,090,192	11.57	180,613
MFS Total Return (Grandmaster™)	5,852,216	(9)	5,852,225	11.63	502,995
MFS Total Return (IQ Annuity™)	3,854,706	2	3,854,704	13.03	295,816
MFS Total Return (Pinnacleplus™)	849,379	5	849,374	11.74	72,365
Affiliated Service Class 2:
Touchstone Money Market (IQ Annuity™)	9,861,612	6	9,861,606	10.06	980,164
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)	596,434	(2)	596,436	10.59	56,315
Fidelity VIP Asset Manager (GrandMaster flex3™)	125,029	3	125,026	10.58	11,816
Fidelity VIP Asset Manager (IQ3)	1,114,712	1	1,114,711	10.67	104,457
Fidelity VIP Asset Manager (Pinnacleplus™)	137,238	(2)	137,240	11.04	12,426
Fidelity VIP Balanced (AnnuiChoice™)	1,490,849	(5)	1,490,854	10.90	136,792
Fidelity VIP Balanced (GrandMaster flex3™)	369,024	(4)	369,028	12.01	30,732
Fidelity VIP Balanced (IQ3™)	653,163	1	653,162	10.86	60,150
Fidelity VIP Balanced (Pinnacleplus™)	88,990	(3)	88,993	11.17	7,965
Fidelity VIP Contrafund (AnnuiChoice™)	6,803,330	9	6,803,321	13.47	505,133
Fidelity VIP Contrafund (GrandMaster flex3™)	8,199,941	(2)	8,199,943	14.15	579,605
Fidelity VIP Contrafund (IQ3)	8,273,694	(4)	8,273,698	14.06	588,379
Fidelity VIP Contrafund (Pinnacleplus™)	1,456,719	2	1,456,717	14.64	99,528
Fidelity VIP Contrafund (IQ Advisor Standard™)	152,689	(4)	152,693	13.17	11,592
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	24,979	(6)	24,985	13.17	1,897
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	36,189	6	36,183	12.65	2,861
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)	30,139	1	30,138	12.69	2,375
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	8,484	—	8,484	12.05	704
Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus™)	107,071	6	107,065	12.62	8,483
Fidelity VIP Equity-Income (AnnuiChoice™)	4,273,383	(6)	4,273,389	11.41	374,386
Fidelity VIP Equity-Income (GrandMaster flex3™)	1,865,155	(5)	1,865,160	11.76	158,613
Fidelity VIP Equity-Income (IQ3™)	2,345,212	(5)	2,345,217	11.20	209,485
Fidelity VIP Equity-Income (Pinnacleplus™)	531,182	(3)	531,185	12.90	41,174
Fidelity VIP Equity-Income (IQ Advisor Standard™)	70,294	(3)	70,297	11.45	6,139
Fidelity VIP Growth & Income (AnnuiChoice™)	2,020,362	(7)	2,020,369	10.16	198,845
Fidelity VIP Growth & Income (GrandMaster flex3™)	503,552	1	503,551	11.58	43,478

See accompanying notes.

4

		Payable to
		(receivable from)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth & Income (IQ3™)	$1,026,128	$(4)	$1,026,132	$10.38	98,897
Fidelity VIP Growth & Income (Pinnacleplus™)	474,883	(2)	474,885	11.59	40,974
Fidelity VIP Growth (AnnuiChoice™)	1,950,580	(1)	1,950,581	7.65	254,877
Fidelity VIP Growth (GrandMaster flex3™)	631,786	1	631,785	10.25	61,657
Fidelity VIP Growth (IQ3™)	1,185,943	3	1,185,940	8.05	147,356
Fidelity VIP Growth (Pinnacleplus™)	139,230	(6)	139,236	11.59	12,011
Fidelity VIP Growth Opportunities (AnnuiChoice™)	82,411	3	82,408	10.51	7,844
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	57,074	2	57,072	11.64	4,904
Fidelity VIP Growth Opportunities (IQ3™)	164,460	3	164,457	9.97	16,492
Fidelity VIP Growth Opportunities (Pinnacleplus™)	27,753	(1)	27,754	12.36	2,246
Fidelity VIP High Income (AnnuiChoice™)	813,697	9	813,688	11.37	71,586
Fidelity VIP High Income (GrandMaster flex3™)	2,029,402	(6)	2,029,408	12.45	163,004
Fidelity VIP High Income (IQ3™)	4,346,086	(7)	4,346,093	12.45	348,960
Fidelity VIP High Income (Pinnacleplus™)	98,709	—	98,709	11.56	8,538
Fidelity VIP Index 500 (AnnuiChoice™)	1,607,709	—	1,607,709	9.25	173,756
Fidelity VIP Index 500 (IQ3™)	1,021,676	(4)	1,021,680	9.91	103,147
Fidelity VIP Index 500 (Pinnacleplus™)	20,362	(10)	20,372	12.33	1,652
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	6,673,985	6	6,673,979	12.52	533,242
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	737,637	3	737,634	10.35	71,291
Fidelity VIP Investment Grade Bond (IQ3™)	4,608,707	(7)	4,608,714	12.01	383,627
Fidelity VIP Investment Grade Bond (Pinnacleplus™)	568,864	3	568,861	10.28	55,357
Fidelity VIP Investment Grade Bond (IQ Advisor Standard™)	46,778	(5)	46,783	10.36	4,515
Fidelity VIP Mid Cap (AnnuiChoice™)	5,872,264	—	5,872,264	17.94	327,294
Fidelity VIP Mid Cap (GrandMaster flex3™)	4,353,882	4	4,353,878	16.42	265,159
Fidelity VIP Mid Cap (Grandmaster™)	8,481	(2)	8,483	14.26	595
Fidelity VIP Mid Cap (IQ Annuity™)	3,976,909	9	3,976,900	17.94	221,675
Fidelity VIP Mid Cap (Pinnacleplus™)	812,295	3	812,292	17.35	46,816
Fidelity VIP Mid Cap (IQ Advisor Enhanced™)	10,852	—	10,852	14.37	755
Fidelity VIP Mid Cap (IQ Advisor Standard™)	13,059	(1)	13,060	14.43	905
Fidelity VIP Overseas (AnnuiChoice™)	617,328	1	617,327	11.34	54,424
Fidelity VIP Overseas (GrandMaster flex3™)	398,640	(3)	398,643	12.93	30,841
Fidelity VIP Overseas (IQ3™)	977,959	(3)	977,962	11.61	84,207
Fidelity VIP Overseas (Pinnacleplus™)	100,277	(6)	100,283	15.97	6,278
Fidelity VIP Overseas (IQ Advisor Enhanced™)	16,144	(5)	16,149	12.87	1,255
Fidelity VIP Overseas (IQ Advisor Standard™)	124,040	(5)	124,045	12.92	9,602
Affiliated Class 1:
Touchstone Money Market (Pinnacleplus™)	247,369	1	247,368	10.01	24,723
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	282,685	(4)	282,689	15.66	18,049
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	340,095	(2)	340,097	15.31	22,208
Van Kampen UIF Emerging Markets Debt (IQ3™)	719,534	(1)	719,535	15.45	46,586
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	2,435,889	(9)	2,435,898	19.48	125,037
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	2,072,598	(4)	2,072,602	19.32	107,262
Van Kampen UIF U.S. Real Estate (IQ3™)	1,501,232	5	1,501,227	18.87	79,571
Non-Affiliated Class 1B Shares:
Putnam VT Discovery Growth (AnnuiChoice™)	248,577	—	248,577	6.88	36,126
Putnam VT Discovery Growth (GrandMaster flex3™)	48,098	(3)	48,101	10.88	4,421
Putnam VT Discovery Growth (Grandmaster™)	16,199	(3)	16,202	8.47	1,913
Putnam VT Discovery Growth (IQ Annuity™)	109,531	(2)	109,533	8.37	13,085
Putnam VT Discovery Growth (Pinnacleplus™)	20,565	3	20,562	11.98	1,717
Putnam VT Growth and Income (AnnuiChoice™)	747,565	2	747,563	10.92	68,431
Putnam VT Growth and Income (GrandMaster flex3™)	268,380	—	268,380	11.48	23,383
Putnam VT Growth and Income (Grandmaster™)	227,238	4	227,234	10.57	21,495
Putnam VT Growth and Income (IQ Annuity™)	913,100	5	913,095	10.49	87,059
Putnam VT Growth and Income (Pinnacleplus™)	26,346	5	26,341	12.50	2,107
Putnam VT International Equity (AnnuiChoice™)	573,953	1	573,952	10.70	53,647
Putnam VT International Equity (GrandMaster flex3™)	1,439,162	6	1,439,156	12.68	113,462
Putnam VT International Equity (Grandmaster™)	239,885	3	239,882	11.51	20,837
Putnam VT International Equity (IQ Annuity™)	712,947	3	712,944	11.69	61,000
Putnam VT International Equity (Pinnacleplus™)	268,868	(6)	268,874	14.73	18,252
Putnam VT Small Cap Value (AnnuiChoice™)	3,179,436	(3)	3,179,439	18.11	175,585
Putnam VT Small Cap Value (GrandMaster flex3™)	949,300	5	949,295	14.20	66,846
Putnam VT Small Cap Value (Grandmaster™)	6,611,008	4	6,611,004	16.97	389,595
Putnam VT Small Cap Value (IQ Annuity™)	1,119,631	2	1,119,629	15.97	70,103

See accompanying notes.

5

		Payable to
		(receivable from)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 1B Shares (continued):
Putnam VT Small Cap Value (Pinnacleplus™)	$413,907	$3	$413,904	$15.68	26,402
Putnam VT Small Cap Value (IQ Advisor Enhanced™)	4,934	3	4,931	12.74	387
Putnam VT Small Cap Value (IQ Advisor Standard™)	2,047	—	2,047	12.79	160
Putnam VT The George Putnam Fund of Boston (AnnuiChoice™)	42,468	(2)	42,470	12.34	3,441
Putnam VT The George Putnam Fund of Boston (GrandMaster flex3™)	7,430	1	7,429	12.14	612
Putnam VT The George Putnam Fund of Boston (Grandmaster™)	15,715	(3)	15,718	12.21	1,287
Putnam VT The George Putnam Fund of Boston (IQ Annuity™)	77,030	(6)	77,036	12.18	6,327
Putnam VT The George Putnam Fund of Boston (Pinnacleplus™)	19,893	(2)	19,895	11.49	1,731
Putnam VT Voyager (AnnuiChoice™)	81,705	(5)	81,710	12.79	6,389
Putnam VT Voyager (GrandMaster flex3™)	122,102	1	122,101	12.58	9,707
Putnam VT Voyager (Grandmaster™)	6,279	2	6,277	12.65	496
Putnam VT Voyager (IQ Annuity™)	21,968	2	21,966	12.62	1,741
Putnam VT Voyager (Pinnacleplus™)	55,101	—	55,101	11.46	4,807
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	1,971,793	2	1,971,791	15.92	123,851
Franklin Growth and Income Securities (AnnuiChoice™)	1,873,386	(1)	1,873,387	13.22	141,664
Franklin Growth and Income Securities (GrandMaster flex3™)	444,922	(1)	444,923	13.01	34,208
Franklin Growth and Income Securities (Grandmaster™)	577,989	—	577,989	13.09	44,171
Franklin Growth and Income Securities (IQ Annuity™)	1,597,956	(3)	1,597,959	13.05	122,489
Franklin Growth and Income Securities (Pinnacleplus™)	206,166	4	206,162	12.57	16,407
Franklin Income Securities (AnnuiChoice™)	5,697,281	(8)	5,697,289	14.32	397,796
Franklin Income Securities (GrandMaster flex3™)	4,550,559	1	4,550,558	14.09	323,048
Franklin Income Securities (Grandmaster™)	2,888,772	(5)	2,888,777	14.17	203,841
Franklin Income Securities (IQ Annuity™)	3,619,958	4	3,619,954	14.13	256,209
Franklin Income Securities (Pinnacleplus™)	1,494,857	(3)	1,494,860	12.51	119,455
Franklin Income Securities (IQ Advisor Enhanced™)	8,889	1	8,888	11.22	792
Franklin Large Cap Growth Securities (AnnuiChoice™)	236,073	(4)	236,077	12.77	18,494
Franklin Large Cap Growth Securities (GrandMaster flex3™)	542,248	1	542,247	12.55	43,190
Franklin Large Cap Growth Securities (Grandmaster™)	137,081	(4)	137,085	12.63	10,853
Franklin Large Cap Growth Securities (IQ Annuity™)	368,629	(2)	368,631	12.59	29,273
Franklin Large Cap Growth Securities (Pinnacleplus™)	299,974	—	299,974	11.48	26,124
Franklin Mutual Shares Securities (AnnuiChoice™)	3,915,882	(6)	3,915,888	14.84	263,881
Franklin Mutual Shares Securities (GrandMaster flex3™)	2,785,946	4	2,785,942	14.60	190,880
Franklin Mutual Shares Securities (IQ Annuity™)	2,264,457	(7)	2,264,464	14.64	154,683
Franklin Mutual Shares Securities (Pinnacleplus™)	1,042,997	(6)	1,043,003	13.42	77,693
Franklin Mutual Shares Securities (IQ Advisor Standard™)	8,169	(5)	8,174	12.20	670
Franklin Mutual Shares Securities(Grandmaster™)	2,202,214	5	2,202,209	14.68	149,976
Templeton Foriegn Securities Fund (GrandMaster flex3™)	1,578,686	3	1,578,683	15.87	99,459
Templeton Foriegn Securities Fund (Grandmaster™)	694,840	1	694,839	15.97	43,512
Templeton Foriegn Securities Fund (Pinnacleplus™)	316,307	(5)	316,312	14.84	21,309
Templeton Foreign Securities Fund (AnnuiChoice™)	1,682,069	(2)	1,682,071	16.14	104,228
Templeton Foriegn Securities Fund (IQ Advisor Standard™)	66,708	4	66,704	12.62	5,287
Templeton Growth Securities (AnnuiChoice™)	1,988,738	4	1,988,734	15.46	128,633
Templeton Growth Securities (GrandMaster flex3™)	2,028,090	(6)	2,028,096	15.21	133,375
Templeton Growth Securities (Grandmaster™)	1,052,245	7	1,052,238	15.30	68,782
Templeton Growth Securities (IQ Annuity™)	1,661,501	1	1,661,500	15.25	108,937
Templeton Growth Securities (Pinnacleplus™)	529,976	(2)	529,978	14.10	37,599
Van Kampen LIT Comstock (AnnuiChoice™)	1,056,135	6	1,056,129	14.74	71,673
Van Kampen LIT Comstock (GrandMaster flex3™)	918,491	(3)	918,494	14.49	63,376
Van Kampen LIT Comstock (Grandmaster™)	639,014	3	639,011	14.58	43,826
Van Kampen LIT Comstock (IQ Annuity™)	1,251,642	—	1,251,642	14.54	86,103
Van Kampen LIT Comstock (Pinnacleplus™)	284,323	1	284,322	13.34	21,312
Van Kampen LIT Emerging Growth (AnnuiChoice™)	56,972	6	56,966	13.48	4,225
Van Kampen LIT Emerging Growth (GrandMaster flex3™)	80,003	(1)	80,004	13.26	6,033
Van Kampen LIT Emerging Growth (Grandmaster™)	49,208	5	49,203	13.34	3,688
Van Kampen LIT Emerging Growth (IQ Annuity™)	10,843	3	10,840	13.30	815
Van Kampen LIT Emerging Growth (Pinnacleplus™)	8,988	(1)	8,989	11.77	764
Van Kampen LIT Emerging Growth (IQ Advisor Standard™)	4,051	—	4,051	11.10	365
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	330,548	6	330,542	14.95	22,104
Van Kampen UIF Emerging Markets Debt (IQ Annuity™)	227,924	(1)	227,925	14.91	15,288
Van Kampen UIF Emerging Markets Debt (Pinnacleplus™)	89,548	(6)	89,554	13.06	6,858
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	919,667	3	919,664	23.28	39,501
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	946,277	(1)	946,278	22.90	41,324
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	247,461	(10)	247,471	23.04	10,742

See accompanying notes.

6

		Payable to
		(receivable from)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	$1,056,766	$—	$1,056,766	$22.97	46,010
Van Kampen UIF Emerging Markets Equity (Pinnacleplus™)	113,129	(4)	113,133	20.04	5,645
Van Kampen UIF U. S. Real Estate (Pinnacleplus™)	413,205	2	413,203	17.69	23,360
Van Kampen UIF U.S. Real Estate (Grandmaster™)	915,341	4	915,337	20.42	44,825
Van Kampen UIF U.S. Real Estate (IQ Annuity™)	609,848	7	609,841	20.36	29,955
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard™)	43,599	6	43,593	15.58	2,798
Non-Affiliated Class B:
Scudder VIT Equity 500 Index (AnnuiChoice™)	1,546,777	3	1,546,774	12.00	128,896
Scudder VIT Equity 500 Index (GrandMaster flex3™)	1,777,051	(2)	1,777,053	11.30	157,228
Scudder VIT Equity 500 Index (Grandmaster™)	2,511,719	(1)	2,511,720	11.27	222,846
Scudder VIT Equity 500 Index (IQ3™)	2,745,767	(7)	2,745,774	11.77	233,293
Scudder VIT Equity 500 Index (Pinnacleplus™)	190,569	2	190,567	12.31	15,480
Scudder VIT Equity 500 Index (IQ Advisor Standard™)	104,051	—	104,051	11.17	9,313
Scudder VIT Small Cap Index (AnnuiChoice™)	713,660	(6)	713,666	13.33	53,551
Scudder VIT Small Cap Index (GrandMaster flex3™)	309,041	3	309,038	12.96	23,846
Scudder VIT Small Cap Index (Grandmaster™)	98,064	4	98,060	11.87	8,260
Scudder VIT Small Cap Index (IQ3™)	680,962	(2)	680,964	13.00	52,382
Scudder VIT Small Cap Index (Pinnacleplus™)	180,958	3	180,955	13.65	13,255

See accompanying notes.

7

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2005

				Realized and unrealized gain (loss) on investments
						Net unrealized appreciation (depreciation) of investments
	Investment Income	Expenses						Change in	Net realized and	Net increase (decrease) in
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	net unrealized appreciation (depreciation) during the period	unrealized gain (loss) on investments	net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)	$—	$1,113	$(1,113)	$4,593	$—	$6	$2,221	$2,215	$6,808	$5,695
Touchstone Aggressive ETF (GrandMaster flex3™)	—	14,630	(14,630)	4,149	—	248	83,394	83,146	87,295	72,665
Touchstone Aggressive ETF (Grandmaster™)	—	3,521	(3,521)	625	—	245	13,863	13,618	14,243	10,722
Touchstone Aggressive ETF (IQ Annuity™)	—	27,980	(27,980)	28,641	—	7	86,608	86,601	115,242	87,262
Touchstone Aggressive ETF (Pinnacleplus™) (September 23)*	—	213	(213)	4	—	—	1,367	1,367	1,371	1,158
Touchstone Aggressive ETF (IQ Advisor Enhanced™) (January 10)*	—	29	(29)	1	—	—	263	263	264	235
Touchstone Aggressive ETF (IQ Advisor Standard™)	—	134	(134)	15	—	1,295	2,460	1,165	1,180	1,046
Touchstone Balanced (AnnuiChoice™)	29,030	20,234	8,796	120,601	90,701	345,545	233,523	(112,022)	99,280	108,076
Touchstone Balanced (GrandMaster flex3™)	15,775	16,837	(1,062)	22,563	49,178	79,120	62,786	(16,334)	55,407	54,345
Touchstone Balanced (Grandmaster™)	2,812	1,890	922	2,258	8,958	891	(1,667)	(2,558)	8,658	9,580
Touchstone Balanced (IQ Annuity™)	20,866	23,146	(2,280)	111,396	65,667	202,183	100,888	(101,295)	75,768	73,488
Touchstone Balanced (Pinnacleplus™)	3,408	4,228	(820)	7,232	10,611	14,326	10,020	(4,306)	13,537	12,717
Touchstone Baron Small Cap (AnnuiChoice™)	—	23,881	(23,881)	210,619	—	487,054	447,161	(39,893)	170,726	146,845
Touchstone Baron Small Cap (GrandMaster flex3™)	—	18,041	(18,041)	168,823	—	195,033	120,116	(74,917)	93,906	75,865
Touchstone Baron Small Cap (Grandmaster™)	—	3,861	(3,861)	21,198	—	16,368	18,040	1,672	22,870	19,009
Touchstone Baron Small Cap (IQ Annuity™)	—	43,564	(43,564)	97,706	—	386,768	472,274	85,506	183,212	139,648
Touchstone Baron Small Cap (Pinnacleplus™)	—	5,490	(5,490)	13,030	—	40,729	55,790	15,061	28,091	22,601
Touchstone Baron Small Cap (IQ Advisor Enhanced™)”	—	38	(38)	5	—	440	791	351	356	318
Touchstone Baron Small Cap (IQ Advisor Standard™)	—	471	(471)	74	—	4,773	10,502	5,729	5,803	5,332
Touchstone Conservative ETF (AnnuiChoice™)	—	2,251	(2,251)	634	179	(191)	7,257	7,448	8,261	6,010
Touchstone Conservative ETF (GrandMaster flex3™)	—	5,062	(5,062)	482	269	(681)	13,543	14,224	14,975	9,913
Touchstone Conservative ETF (Grandmaster™) (March 29)*	—	1,509	(1,509)	924	101	—	4,411	4,411	5,436	3,927
Touchstone Conservative ETF (IQ Annuity™)	—	4,982	(4,982)	716	386	—	14,277	14,277	15,379	10,397
Touchstone Conservative ETF (Pinnacleplus™) (July 13)*	—	141	(141)	1	11	—	230	230	242	101
Touchstone Conservative ETF (IQ Advisor Standard™)	—	422	(422)	11	54	—	4,353	4,353	4,418	3,996
Touchstone Core Bond (AnnuiChoice™)	—	21,216	(21,216)	(12,925)	—	(62,829)	(17,345)	45,484	32,559	11,343
Touchstone Core Bond (GrandMaster flex3™)	—	11,909	(11,909)	(9,359)	—	(25,914)	(3,926)	21,988	12,629	720
Touchstone Core Bond (Grandmaster™)	—	1,101	(1,101)	(1,051)	—	(675)	(138)	537	(514)	(1,615)
Touchstone Core Bond (IQ Annuity™)	—	13,863	(13,863)	(917)	—	(14,085)	2,458	16,543	15,626	1,763
Touchstone Core Bond (Pinnacleplus™)	—	4,055	(4,055)	(755)	—	(5,245)	(394)	4,851	4,096	41

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

8

				Realized and unrealized gain (loss) on investments
						Net unrealized appreciation (depreciation) of investments
	Investment Income	Expenses						Change in	Net realized and	Net increase (decrease) in
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	net unrealized appreciation (depreciation) during the period	unrealized gain (loss) on investments	net assets resulting from operations
Affiliated (continued):
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	$706	$8,254	$(7,548)	$39,617	$—	$172,722	$131,538	$(41,184)	$(1,567)	$(9,115)
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	281	6,154	(5,873)	62,903	—	123,035	58,796	(64,239)	(1,336)	(7,209)
Touchstone Eagle Capital Appreciation (Grandmaster™)	13	187	(174)	791	—	527	324	(203)	588	414
Touchstone Eagle Capital Appreciation (IQ Annuity™)	336	5,952	(5,616)	12,207	—	52,404	39,387	(13,017)	(810)	(6,426)
Touchstone Eagle Capital Appreciation (Pinnacleplus™)	106	2,448	(2,342)	4,762	—	19,942	14,511	(5,431)	(669)	(3,011)
Touchstone Emerging Growth (AnnuiChoice™)	124,021	26,682	97,339	349,817	585,664	479,895	(208,605)	(688,500)	246,981	344,320
Touchstone Emerging Growth (GrandMaster flex3™)	74,210	24,942	49,268	103,505	350,438	138,185	(209,103)	(347,288)	106,655	155,923
Touchstone Emerging Growth (Grandmaster™)	9,341	828	8,513	1,191	44,115	1,883	(44,779)	(46,662)	(1,356)	7,157
Touchstone Emerging Growth (IQ Annuity™)	41,453	11,478	29,975	(3,864)	195,754	20,675	(111,024)	(131,699)	60,191	90,166
Touchstone Emerging Growth (Pinnacleplus™)	16,767	3,810	12,957	945	79,177	5,369	(56,163)	(61,532)	18,590	31,547
Touchstone Enhanced Dividend 30 (AnnuiChoice™)	—	2,487	(2,487)	11,883	—	19,418	(464)	(19,882)	(7,999)	(10,486)
Touchstone Enhanced Dividend 30 (GrandMaster flex3™)	—	13,921	(13,921)	(702)	—	65,277	(1,200)	(66,477)	(67,179)	(81,100)
Touchstone Enhanced Dividend 30 (Grandmaster™)	—	911	(911)	1,650	—	1,282	(47)	(1,329)	321	(590)
Touchstone Enhanced Dividend 30 (IQ Annuity™)	—	2,655	(2,655)	(562)	—	9,666	86	(9,580)	(10,142)	(12,797)
Touchstone Enhanced Dividend 30 (Pinnacleplus™)	—	1,557	(1,557)	1,999	—	4,358	766	(3,592)	(1,593)	(3,150)
Touchstone Enhanced ETF (AnnuiChoice™)	—	2,550	(2,550)	1,154	—	35	8,854	8,819	9,973	7,423
Touchstone Enhanced ETF (GrandMaster flex3™) (January 18)*	—	36,883	(36,883)	3,649	—	—	272,593	272,593	276,242	239,359
Touchstone Enhanced ETF (Grandmaster™)	—	1,822	(1,822)	322	—	411	10,829	10,418	10,740	8,918
Touchstone Enhanced ETF (IQ Annuity™)	—	27,575	(27,575)	2,890	—	(3)	141,518	141,521	144,411	116,836
Touchstone Enhanced ETF (Pinnacleplus™) (June 24)*	—	668	(668)	79	—	—	5,661	5,661	5,740	5,072
Touchstone Enhanced ETF (IQ Advisor Enhanced™)	—	322	(322)	26	—	2,599	5,138	2,539	2,565	2,243
Touchstone Enhanced ETF (IQ Advisor Standard™)	—	709	(709)	(7,552)	—	3,969	4,678	709	(6,843)	(7,552)
Touchstone Growth & Income (AnnuiChoice™)	56	2,499	(2,443)	11,446	8,924	10,710	(5,944)	(16,654)	3,716	1,273
Touchstone Growth & Income (GrandMaster flex3™)	113	5,035	(4,922)	13,865	18,027	34,462	8,177	(26,285)	5,607	685
Touchstone Growth & Income (Grandmaster™)	3	664	(661)	(1,425)	486	(485)	(19)	466	(473)	(1,134)
Touchstone Growth & Income (IQ Annuity™)	156	7,132	(6,976)	21,065	24,851	60,936	25,866	(35,070)	10,846	3,870
Touchstone Growth & Income (Pinnacleplus™)	41	2,130	(2,089)	878	6,668	11,438	6,136	(5,302)	2,244	155
Touchstone High Yield (AnnuiChoice™)	—	8,486	(8,486)	(839)	—	(9,323)	17,644	26,967	26,128	17,642
Touchstone High Yield (GrandMaster flex3™)	—	21,373	(21,373)	(1,703)	—	(16,585)	25,295	41,880	40,177	18,804
Touchstone High Yield (Grandmaster™)	—	10,144	(10,144)	(59,931)	—	(53,374)	13,751	67,125	7,194	(2,950)
Touchstone High Yield (IQ Annuity™)	—	20,398	(20,398)	3,367	—	(11,754)	22,590	34,344	37,711	17,313
Touchstone High Yield (Pinnacleplus™)	—	5,256	(5,256)	3,707	—	87	7,203	7,116	10,823	5,567
Touchstone Moderate ETF (AnnuiChoice™)	—	11,626	(11,626)	3,340	—	3,642	63,156	59,514	62,854	51,228
Touchstone Moderate ETF (GrandMaster flex3™)	—	22,259	(22,259)	6,002	—	3,424	82,671	79,247	85,249	62,990
Touchstone Moderate ETF (Grandmaster™)	—	3,656	(3,656)	1,605	—	305	17,019	16,714	18,319	14,663
Touchstone Moderate ETF (IQ Annuity™)	—	11,359	(11,359)	10,342	—	746	38,461	37,715	48,057	36,698

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

9

				Realized and unrealized gain (loss) on investments
						Net unrealized appreciation (depreciation) of investments
	Investment Income	Expenses						Change in	Net realized and	Net increase (decrease) in
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	net unrealized appreciation (depreciation) during the period	unrealized gain (loss) on investments	net assets resulting from operations
Affiliated (continued):
Touchstone Moderate ETF (Pinnacleplus™) (January 20)*	$—	$1,156	$(1,156)	$62	$—	$—	$4,101	$4,101	$4,163	$3,007
Touchstone Moderate ETF (IQ Advisor Enhanced™)	—	276	(276)	14	—	440	1,832	1,392	1,406	1,130
Touchstone Moderate ETF (IQ Advisor Standard™)	—	516	(516)	31	—	3,796	7,277	3,481	3,512	2,996
Touchstone Money Market (AnnuiChoice™)	5,122	1,649	3,473	—	—	8	8	—	—	3,473
Touchstone Third Avenue Value (AnnuiChoice™)	58,103	68,888	(10,785)	768,734	144,776	1,462,551	1,595,990	133,439	1,046,949	1,036,164
Touchstone Third Avenue Value (GrandMaster flex3™)	38,436	54,666	(16,230)	526,187	95,770	592,387	488,647	(103,740)	518,217	501,987
Touchstone Third Avenue Value (Grandmaster™)	11,836	10,829	1,007	69,203	29,484	23,418	34,494	11,076	109,763	110,770
Touchstone Third Avenue Value (IQ Annuity™)	68,012	108,745	(40,733)	990,187	169,469	1,312,684	1,316,750	4,066	1,163,722	1,122,989
Touchstone Third Avenue Value (Pinnacleplus™)	10,111	16,858	(6,747)	22,644	25,191	110,206	217,693	107,487	155,322	148,575
Touchstone Third Avenue Value (IQ Advisor Standard™)	826	526	300	90	2,058	3,794	15,424	11,630	13,778	14,078
Touchstone Value Plus (AnnuiChoice™)	—	11,200	(11,200)	54,126	—	280,713	246,766	(33,947)	20,179	8,979
Touchstone Value Plus (GrandMaster flex3™)	—	4,051	(4,051)	37,342	—	48,005	12,542	(35,463)	1,879	(2,172)
Touchstone Value Plus (Grandmaster™)	—	1,615	(1,615)	6,320	—	7,230	4,860	(2,370)	3,950	2,335
Touchstone Value Plus (IQ Annuity™)	—	18,736	(18,736)	115,943	—	142,355	26,552	(115,803)	140	(18,596)
Touchstone Value Plus (Pinnacleplus™)	—	358	(358)	101	—	1,999	2,353	354	455	97
Non-Affiliated:
JP Morgan Bond (AnnuiChoice™)	40,296	8,162	32,134	(4,451)	747	4,342	(11,225)	(15,567)	(19,271)	12,863
JP Morgan Bond (GrandMaster flex3™)	72,952	27,045	45,907	(6,462)	1,353	(6,975)	(26,346)	(19,371)	(24,480)	21,427
JP Morgan Bond (Grandmaster™)	6,621	2,757	3,864	(2,283)	123	1,375	1,083	(292)	(2,452)	1,412
JP Morgan Bond (IQ3™)	73,953	20,282	53,671	(1,501)	1,371	29,218	(3,584)	(32,802)	(32,932)	20,739
JP Morgan Bond (Pinnacleplus™)	14,669	5,264	9,405	(947)	272	(768)	(6,186)	(5,418)	(6,093)	3,312
JP Morgan Bond (IQ Advisor Standard™)	2,343	280	2,063	(4)	43	266	(820)	(1,086)	(1,047)	1,016
JP Morgan International Equity (AnnuiChoice™)	970	2,024	(1,054)	13,501	—	14,137	33,719	19,582	33,083	32,029
JP Morgan International Equity (GrandMaster flex3™)	1,151	2,325	(1,174)	40,967	—	35,947	10,533	(25,414)	15,553	14,379
JP Morgan International Equity (Grandmaster™)	1,622	1,734	(112)	2,656	—	3,439	11,128	7,689	10,345	10,233
JP Morgan International Equity (IQ3™)	3,042	5,725	(2,683)	21,744	—	39,038	59,753	20,715	42,459	39,776
JP Morgan International Equity (Pinnacleplus™)	85	2,349	(2,264)	2,462	—	1,639	30,387	28,748	31,210	28,946
JP Morgan Mid Cap Value (AnnuiChoice™)	5,568	6,543	(975)	42,538	3,020	63,415	65,829	2,414	47,972	46,997
JP Morgan Mid Cap Value (GrandMaster flex3™)	7,205	13,783	(6,578)	49,418	3,908	145,597	164,340	18,743	72,069	65,491
JP Morgan Mid Cap Value (Grandmaster™)	1,396	3,658	(2,262)	18,663	758	12,293	15,463	3,170	22,591	20,329
JP Morgan Mid Cap Value (IQ3™)	5,571	12,542	(6,971)	171,902	3,021	188,263	40,943	(147,320)	27,603	20,632
JP Morgan Mid Cap Value (Pinnacleplus™)	3,331	6,770	(3,439)	8,913	1,807	46,843	64,577	17,734	28,454	25,015
Affiliated Initial Class:
Touchstone Money Market (IQ Annuity™)	67,344	30,899	36,445	—	—	40	40	—	—	36,445
Touchstone Money Market ETF (IQ Advisor Standard™) (February 24)*	7,380	1,387	5,993	—	—	—	—	—	—	5,993

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

10

				Realized and unrealized gain (loss) on investments
						Net unrealized appreciation (depreciation) of investments
	Investment Income	Expenses						Change in	Net realized and	Net increase (decrease) in
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	net unrealized appreciation (depreciation) during the period	unrealized gain (loss) on investments	net assets resulting from operations
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	$810,886	$499,380	$311,506	$902,570	$1,248,128	$7,425,206	$6,395,765	$(1,029,441)	$1,121,257	$1,432,763
Fidelity VIP Growth (Grandmaster™)	124,388	314,056	(189,668)	(4,237,725)	—	(5,653,426)	(412,372)	5,241,054	1,003,329	813,661
Fidelity VIP High Income (Grandmaster™)	1,221,731	98,141	1,123,590	(54,201)	—	634,465	(276,401)	(910,866)	(965,067)	158,523
Fidelity VIP II Asset Manager (Grandmaster™)	506,904	234,717	272,187	(589,964)	—	(1,859)	706,652	708,511	118,547	390,734
Fidelity VIP II Contrafund (Grandmaster™)	91,702	380,072	(288,370)	2,447,259	—	7,137,655	8,945,201	1,807,546	4,254,805	3,966,435
Fidelity VIP II Index 500 (Grandmaster™)	350,456	238,947	111,509	(982,849)	—	707,353	2,068,720	1,361,367	378,518	490,027
Fidelity VIP II Index 500 (IQ Annuity™)	23,957	17,848	6,109	13,285	—	213,071	230,086	17,015	30,300	36,409
Fidelity VIP II Investment Grade Bond (Grandmaster™)	506,834	150,476	356,358	(207,549)	177,837	(47,870)	(279,210)	(231,340)	(261,052)	95,306
Fidelity VIP II Investment Grade Bond (IQ Annuity™)	77,207	24,558	52,649	(6,841)	27,090	18,106	(42,630)	(60,736)	(40,487)	12,162
Fidelity VIP III Balanced (Grandmaster™)	68,722	31,759	36,963	51,630	—	267,663	260,794	(6,869)	44,761	81,724
Fidelity VIP III Growth & Income (Grandmaster™)	162,865	136,515	26,350	25,784	—	81,532	575,705	494,173	519,957	546,307
Fidelity VIP III Growth Opportunities (Grandmaster™)	28,530	37,147	(8,617)	133,035	—	371,065	410,119	39,054	172,089	163,472
Fidelity VIP Overseas (Grandmaster™)	118,928	126,029	(7,101)	1,111,931	—	3,548,714	3,927,374	378,660	1,490,591	1,483,490
Affiliated Service Class:
Touchstone Money Market (AnnuiChoice™)	132,398	45,648	86,750	—	—	—	—	—	—	86,750
Touchstone Money Market (GrandMaster flex3™)	60,323	33,813	26,510	—	—	—	—	—	—	26,510
Touchstone Money Market (Grandmaster™)	283,978	126,139	157,839	—	—	—	—	—	—	157,839
Touchstone Money Market (IQ Annuity™)	6,864	3,254	3,610	—	—	—	—	—	—	3,610
Touchstone Money Market (IQ Advisor Standard™)	306	56	250	—	—	—	—	—	—	250
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity™)	31,050	19,878	11,172	158,364	49,745	388,388	208,724	(179,664)	28,445	39,617
Fidelity VIP Growth (IQ Annuity™)	6,444	18,649	(12,205)	40,084	—	182,609	167,223	(15,386)	24,698	12,493
Fidelity VIP High Income (IQ Annuity™)	268,022	24,409	243,613	(4,319)	—	96,890	(91,897)	(188,787)	(193,106)	50,507
Fidelity VIP II Asset Manager (IQ Annuity™)	10,224	5,591	4,633	16,274	—	31,708	20,184	(11,524)	4,750	9,383
Fidelity VIP II Contrafund (IQ Annuity™)	5,987	34,358	(28,371)	288,610	—	360,301	404,599	44,298	332,908	304,537
Fidelity VIP III Balanced (IQ Annuity™)	9,356	4,019	5,337	22,177	—	46,008	23,094	(22,914)	(737)	4,600
Fidelity VIP III Growth & Income (IQ Annuity™)	10,297	7,193	3,104	12,715	—	61,651	61,709	58	12,773	15,877
Fidelity VIP III Growth Opportunities (IQ Annuity™)	1,732	2,876	(1,144)	6,159	—	27,824	35,878	8,054	14,213	13,069
Fidelity VIP III Mid Cap (Grandmaster™)	—	83,861	(83,861)	1,345,043	115,037	2,124,656	1,661,161	(463,495)	996,585	912,724
Fidelity VIP III Mid Cap (IQ Annuity™)	—	38,169	(38,169)	475,880	47,805	961,091	857,033	(104,058)	419,627	381,458
Fidelity VIP Overseas (IQ Annuity™)	3,249	4,143	(894)	18,943	—	30,478	52,589	22,111	41,054	40,160
MFS Capital Opportunities (AnnuiChoice™)	2,695	5,100	(2,405)	16,196	—	77,002	62,946	(14,056)	2,140	(265)
MFS Capital Opportunities (GrandMaster flex3™)	2,030	5,585	(3,555)	27,178	—	66,479	41,143	(25,336)	1,842	(1,713)
MFS Capital Opportunities (Grandmaster™)	2,656	5,619	(2,963)	67,692	—	94,462	23,250	(71,212)	(3,520)	(6,483)
MFS Capital Opportunities (IQ Annuity™)	5,306	12,695	(7,389)	36,005	—	145,629	106,893	(38,736)	(2,731)	(10,120)
MFS Capital Opportunities (Pinnacleplus™)	530	1,445	(915)	1,294	—	9,102	7,634	(1,468)	(174)	(1,089)

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

11

				Realized and unrealized gain (loss) on investments
						Net unrealized appreciation (depreciation) of investments
	Investment Income	Expenses						Change in	Net realized and	Net increase (decrease) in
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	net unrealized appreciation (depreciation) during the period	unrealized gain (loss) on investments	net assets resulting from operations
Non-Affiliated Service Class (continued):
MFS Emerging Growth (AnnuiChoice™)	$—	$2,023	$(2,023)	$4,373	$—	$20,125	$28,145	$8,020	$12,393	$10,370
MFS Emerging Growth (GrandMaster flex3™)	—	1,019	(1,019)	(2,820)	—	4,854	9,424	4,570	1,750	731
MFS Emerging Growth (Grandmaster™)	—	1,534	(1,534)	5,930	—	11,224	10,782	(442)	5,488	3,954
MFS Emerging Growth (IQ Annuity™)	—	9,305	(9,305)	103,886	—	97,055	43,159	(53,896)	49,990	40,685
MFS Emerging Growth (Pinnacleplus™)	—	206	(206)	1,662	—	1,775	1,065	(710)	952	746
MFS Investors Growth Stock (AnnuiChoice™)	1,197	8,283	(7,086)	38,683	—	99,915	87,544	(12,371)	26,312	19,226
MFS Investors Growth Stock (GrandMaster flex3™)	885	8,947	(8,062)	61,283	—	103,252	61,961	(41,291)	19,992	11,930
MFS Investors Growth Stock (Grandmaster™)	160	1,736	(1,576)	6,498	—	9,310	7,228	(2,082)	4,416	2,840
MFS Investors Growth Stock (IQ Annuity™)	680	6,122	(5,442)	16,352	—	50,678	45,564	(5,114)	11,238	5,796
MFS Investors Growth Stock (Pinnacleplus™)	227	2,625	(2,398)	1,907	—	14,020	18,600	4,580	6,487	4,089
MFS Mid Cap Growth (AnnuiChoice™)	—	8,441	(8,441)	46,547	—	129,470	87,100	(42,370)	4,177	(4,264)
MFS Mid Cap Growth (GrandMaster flex3™)	—	5,880	(5,880)	30,103	—	55,269	38,436	(16,833)	13,270	7,390
MFS Mid Cap Growth (Grandmaster™)	—	9,892	(9,892)	56,720	—	110,392	47,480	(62,912)	(6,192)	(16,084)
MFS Mid Cap Growth (IQ Annuity™)	—	16,454	(16,454)	26,195	—	117,423	103,817	(13,606)	12,589	(3,865)
MFS Mid Cap Growth (Pinnacleplus™)	—	1,824	(1,824)	2,573	—	10,857	9,663	(1,194)	1,379	(445)
MFS Mid Cap Growth (IQ Advisor Standard™)	—	37	(37)	2	—	—	715	715	717	680
MFS New Discovery (AnnuiChoice™)	—	3,487	(3,487)	26,097	—	51,089	34,907	(16,182)	9,915	6,428
MFS New Discovery (GrandMaster flex3™)	—	1,408	(1,408)	4,405	—	10,483	8,820	(1,663)	2,742	1,334
MFS New Discovery (Grandmaster™)	—	5,245	(5,245)	27,310	—	48,700	22,287	(26,413)	897	(4,348)
MFS New Discovery (IQ Annuity™)	—	6,870	(6,870)	84,172	—	182,873	87,272	(95,601)	(11,429)	(18,299)
MFS New Discovery (Pinnacleplus™)	—	395	(395)	35	—	1,954	3,222	1,268	1,303	908
MFS Total Return (AnnuiChoice™)	128,056	50,523	77,533	56,949	162,445	786,362	568,806	(217,556)	1,838	79,371
MFS Total Return (GrandMaster flex3™)	52,977	31,533	21,444	57,230	67,205	262,357	136,468	(125,889)	(1,454)	19,990
MFS Total Return (Grandmaster™)	175,591	87,203	88,388	345,772	222,746	1,342,654	754,103	(588,551)	(20,033)	68,355
MFS Total Return (IQ Annuity™)	115,615	62,308	53,307	228,131	146,664	706,127	322,869	(383,258)	(8,463)	44,844
MFS Total Return (Pinnacleplus™)	19,076	12,729	6,347	4,972	24,199	56,309	29,337	(26,972)	2,199	8,546
Affiliated Service Class 2:
Touchstone Money Market (IQ Annuity™)	324,109	164,023	160,086	—	—	20	20	—	—	160,086
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)	17,180	6,041	11,139	5,624	—	30,600	27,731	(2,869)	2,755	13,894
Fidelity VIP Asset Manager (GrandMaster flex3™)	992	1,615	(623)	48	—	1,793	6,112	4,319	4,367	3,744
Fidelity VIP Asset Manager (IQ3)	42,055	19,779	22,276	11,038	—	31,963	16,562	(15,401)	(4,363)	17,913
Fidelity VIP Asset Manager (Pinnacleplus™)	4,373	2,619	1,754	(300)	—	7,068	7,908	840	540	2,294
Fidelity VIP Balanced (AnnuiChoice™)	39,904	14,996	24,908	12,046	—	138,828	163,442	24,614	36,660	61,568
Fidelity VIP Balanced (GrandMaster flex3™)	5,903	4,434	1,469	108	—	8,821	22,369	13,548	13,656	15,125
Fidelity VIP Balanced (IQ3™)	23,285	12,013	11,272	24,774	—	42,709	34,587	(8,122)	16,652	27,924

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

12

				Realized and unrealized gain (loss) on investments
						Net unrealized appreciation (depreciation) of investments
	Investment Income	Expenses						Change in	Net realized and	Net increase (decrease) in
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	net unrealized appreciation (depreciation) during the period	unrealized gain (loss) on investments	net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (Pinnacleplus™)	$3,836	$2,116	$1,720	$2,173	$—	$6,544	$5,613	$(931)	$1,242	$2,962
Fidelity VIP Contrafund (AnnuiChoice™)	8,176	55,827	(47,651)	328,412	—	569,964	1,113,086	543,122	871,534	823,883
Fidelity VIP Contrafund (GrandMaster flex3™)	9,212	87,663	(78,451)	611,394	—	712,054	915,701	203,647	815,041	736,590
Fidelity VIP Contrafund (IQ3)	7,301	79,338	(72,037)	349,251	—	533,048	1,047,981	514,933	864,184	792,147
Fidelity VIP Contrafund (Pinnacleplus™)	1,133	17,469	(16,336)	11,897	—	82,840	247,855	165,015	176,912	160,576
Fidelity VIP Contrafund (IQ Advisor Standard™)	101	651	(550)	52	—	1,089	19,593	18,504	18,556	18,006
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	—	212	(212)	209	—	1,258	5,618	4,360	4,569	4,357
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™) (August 4)*	—	166	(166)	9	—	—	2,155	2,155	2,164	1,998
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)	—	286	(286)	(138)	—	483	4,203	3,720	3,582	3,296
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	—	58	(58)	927	—	687	496	(191)	736	678
Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus™) (July 26)*	—	736	(736)	40	—	—	10,108	10,108	10,148	9,412
Fidelity VIP Equity-Income (AnnuiChoice™)	77,943	41,869	36,074	194,969	131,582	836,661	658,625	(178,036)	148,515	184,589
Fidelity VIP Equity-Income (GrandMaster flex3™)	36,282	28,863	7,419	123,340	61,250	341,718	216,833	(124,885)	59,705	67,124
Fidelity VIP Equity-Income (IQ3™)	51,506	36,944	14,562	175,753	86,950	385,229	193,729	(191,500)	71,203	85,765
Fidelity VIP Equity-Income (Pinnacleplus™)	6,536	7,342	(806)	2,611	11,033	28,975	37,920	8,945	22,589	21,783
Fidelity VIP Equity-Income (IQ Advisor Standard™)	1,241	402	839	(9)	2,094	1,362	1,746	384	2,469	3,308
Fidelity VIP Growth & Income (AnnuiChoice™)	26,202	19,793	6,409	44,853	—	133,101	206,534	73,433	118,286	124,695
Fidelity VIP Growth & Income (GrandMaster flex3™)	6,840	8,257	(1,417)	17,798	—	39,776	53,610	13,834	31,632	30,215
Fidelity VIP Growth & Income (IQ3™)	14,894	15,543	(649)	30,554	—	89,302	116,024	26,722	57,276	56,627
Fidelity VIP Growth & Income (Pinnacleplus™)	5,415	7,495	(2,080)	8,586	—	30,614	51,256	20,642	29,228	27,148
Fidelity VIP Growth (AnnuiChoice™)	7,236	21,905	(14,669)	25,050	—	149,662	187,236	37,574	62,624	47,955
Fidelity VIP Growth (GrandMaster flex3™)	2,567	11,756	(9,189)	46,391	—	92,847	61,766	(31,081)	15,310	6,121
Fidelity VIP Growth (IQ3™)	7,982	29,643	(21,661)	106,577	—	186,909	76,917	(109,992)	(3,415)	(25,076)
Fidelity VIP Growth (Pinnacleplus™)	406	2,425	(2,019)	1,970	—	3,554	8,905	5,351	7,321	5,302
Fidelity VIP Growth Opportunities (AnnuiChoice™)	579	808	(229)	3,314	—	7,863	11,664	3,801	7,115	6,886
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	780	1,182	(402)	6,442	—	8,435	6,588	(1,847)	4,595	4,193
Fidelity VIP Growth Opportunities (IQ3™)	1,030	2,271	(1,241)	7,076	—	13,151	18,652	5,501	12,577	11,336
Fidelity VIP Growth Opportunities (Pinnacleplus™)	172	519	(347)	1,590	—	1,352	1,772	420	2,010	1,663
Fidelity VIP High Income (AnnuiChoice™)	275,287	19,011	256,276	(2,821)	—	147,433	(51,801)	(199,234)	(202,055)	54,221
Fidelity VIP High Income (GrandMaster flex3™)	685,834	93,202	592,632	27,574	—	256,621	(115,110)	(371,731)	(344,157)	248,475
Fidelity VIP High Income (IQ3™)	824,840	64,504	760,336	(152,143)	—	194,395	(260,631)	(455,026)	(607,169)	153,167
Fidelity VIP High Income (Pinnacleplus™)	13,567	1,512	12,055	(478)	—	1,539	(9,302)	(10,841)	(11,319)	736
Fidelity VIP Index 500 (AnnuiChoice™)	31,342	17,636	13,706	145,310	—	351,247	240,934	(110,313)	34,997	48,703
Fidelity VIP Index 500 (IQ3™)	20,305	16,429	3,876	44,640	—	135,318	116,943	(18,375)	26,265	30,141
Fidelity VIP Index 500 (Pinnacleplus™)	311	331	(20)	10	—	1,221	1,782	561	571	551
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	290,500	67,079	223,421	(60,450)	105,636	(30,292)	(240,751)	(210,459)	(165,273)	58,148

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

13

				Realized and unrealized gain (loss) on investments
						Net unrealized appreciation (depreciation) of investments
	Investment Income	Expenses						Change in	Net realized and	Net increase (decrease) in
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	net unrealized appreciation (depreciation) during the period	unrealized gain (loss) on investments	net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	$9,932	$7,075	$2,857	$(379)	$3,612	$2,704	$(1,736)	$(4,440)	$(1,207)	$1,650
Fidelity VIP Investment Grade Bond (IQ3™)	201,385	71,194	130,191	(90,604)	73,231	51,555	(35,943)	(87,498)	(104,871)	25,320
Fidelity VIP Investment Grade Bond (Pinnacleplus™)	21,060	8,701	12,359	(682)	7,658	5,138	(13,049)	(18,187)	(11,211)	1,148
Fidelity VIP Investment Grade Bond (IQ Advisor Standard™)	1,940	278	1,662	(10)	706	247	(1,517)	(1,764)	(1,068)	594
Fidelity VIP Mid Cap (AnnuiChoice™)	—	53,080	(53,080)	480,644	86,680	1,180,345	1,504,046	323,701	891,025	837,945
Fidelity VIP Mid Cap (GrandMaster flex3™)	—	44,968	(44,968)	246,895	45,165	590,002	819,980	229,978	522,038	477,070
Fidelity VIP Mid Cap (Grandmaster™)	—	104	(104)	23	124	1,328	2,482	1,154	1,301	1,197
Fidelity VIP Mid Cap (IQ Annuity™)	—	67,118	(67,118)	816,824	71,499	635,782	411,952	(223,830)	664,493	597,375
Fidelity VIP Mid Cap (Pinnacleplus™)	—	10,382	(10,382)	24,785	8,455	92,635	167,070	74,435	107,675	97,293
Fidelity VIP Mid Cap (IQ Advisor Enhanced™)	—	78	(78)	9	158	856	2,349	1,493	1,660	1,582
Fidelity VIP Mid Cap (IQ Advisor Standard™)	—	61	(61)	4	66	5	1,701	1,696	1,766	1,705
Fidelity VIP Overseas (AnnuiChoice™)	3,432	5,089	(1,657)	27,848	—	34,516	93,590	59,074	86,922	85,265
Fidelity VIP Overseas (GrandMaster flex3™)	284	2,344	(2,060)	(707)	—	574	48,748	48,174	47,467	45,407
Fidelity VIP Overseas (IQ3™)	7,302	14,414	(7,112)	183,367	—	81,483	88,278	6,795	190,162	183,050
Fidelity VIP Overseas (Pinnacleplus™)	820	1,389	(569)	615	—	18,534	32,470	13,936	14,551	13,982
Fidelity VIP Overseas (IQ Advisor Enhanced™)	142	112	30	11	—	1,079	3,482	2,403	2,414	2,444
Fidelity VIP Overseas (IQ Advisor Standard™) (June 17)*	—	330	(330)	22	—	—	18,492	18,492	18,514	18,184
Affiliated Class 1:
Touchstone Money Market (Pinnacleplus™)	6,391	3,594	2,797	—	—	—	—	—	—	2,797
Non-Affiliated Class 1 (continued):
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	19,501	2,144	17,357	(1,667)	—	917	8,657	7,740	6,073	23,430
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	26,046	3,952	22,094	(912)	—	4,292	9,795	5,503	4,591	26,685
Van Kampen UIF Emerging Markets Debt (IQ3™)	39,421	8,118	31,303	52	—	(255)	21,887	22,142	22,194	53,497
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	33,563	23,431	10,132	349,977	55,420	536,686	397,488	(139,198)	266,199	276,331
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	27,020	28,615	(1,595)	217,020	44,615	311,691	312,421	730	262,365	260,770
Van Kampen UIF U.S. Real Estate (IQ3™)	26,416	22,968	3,448	339,460	43,617	243,712	78,927	(164,785)	218,292	221,740
Non-Affiliated Class 1B Shares:
Putnam VT Discovery Growth (AnnuiChoice™)	—	2,770	(2,770)	5,301	—	42,452	50,068	7,616	12,917	10,147
Putnam VT Discovery Growth (GrandMaster flex3™)	—	953	(953)	5,327	—	10,623	3,173	(7,450)	(2,123)	(3,076)
Putnam VT Discovery Growth (Grandmaster™)	—	410	(410)	(4,043)	—	1,035	1,097	62	(3,981)	(4,391)
Putnam VT Discovery Growth (IQ Annuity™)	—	2,168	(2,168)	43,244	—	46,424	7,100	(39,324)	3,920	1,752
Putnam VT Discovery Growth (Pinnacleplus™)	—	325	(325)	30	—	1,122	2,482	1,360	1,390	1,065
Putnam VT Growth and Income (AnnuiChoice™)	12,704	7,932	4,772	41,168	—	160,755	146,808	(13,947)	27,221	31,993
Putnam VT Growth and Income (GrandMaster flex3™)	4,404	4,141	263	12,886	—	32,107	25,715	(6,392)	6,494	6,757
Putnam VT Growth and Income (Grandmaster™)	7,168	4,884	2,284	60,406	—	76,129	24,804	(51,325)	9,081	11,365
Putnam VT Growth and Income (IQ Annuity™)	15,239	13,610	1,629	59,122	—	206,054	177,301	(28,753)	30,369	31,998

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

14

				Realized and unrealized gain (loss) on investments
						Net unrealized appreciation (depreciation) of investments
	Investment Income	Expenses						Change in	Net realized and	Net increase (decrease) in
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	net unrealized appreciation (depreciation) during the period	unrealized gain (loss) on investments	net assets resulting from operations
Non-Affiliated Class 1B Shares (continued):
Putnam VT Growth and Income (Pinnacleplus™)	$281	$296	$(15)	$468	$—	$370	$673	$303	$771	$756
Putnam VT International Equity (AnnuiChoice™)	6,424	5,108	1,316	32,512	—	78,287	109,238	30,951	63,463	64,779
Putnam VT International Equity (GrandMaster flex3™)	11,258	9,434	1,824	73,780	—	74,148	78,397	4,249	78,029	79,853
Putnam VT International Equity (Grandmaster™)	4,397	3,970	427	51,414	—	59,208	34,073	(25,135)	26,279	26,706
Putnam VT International Equity (IQ Annuity™)	10,636	10,259	377	77,052	—	71,744	68,153	(3,591)	73,461	73,838
Putnam VT International Equity (Pinnacleplus™)	2,075	3,463	(1,388)	5,401	—	9,653	35,792	26,139	31,540	30,152
Putnam VT Small Cap Value (AnnuiChoice™)	201,418	33,240	168,178	237,963	—	587,921	356,067	(231,854)	6,109	174,287
Putnam VT Small Cap Value (GrandMaster flex3™)	40,260	11,837	28,423	72,902	—	122,561	54,800	(67,761)	5,141	33,564
Putnam VT Small Cap Value (Grandmaster™)	475,804	102,485	373,319	1,676,792	—	3,464,090	1,778,211	(1,685,879)	(9,087)	364,232
Putnam VT Small Cap Value (IQ Annuity™)	107,313	22,631	84,682	170,272	—	311,244	59,814	(251,430)	(81,158)	3,524
Putnam VT Small Cap Value (Pinnacleplus™)	19,204	5,709	13,495	11,745	—	31,682	26,185	(5,497)	6,248	19,743
Putnam VT Small Cap Value (IQ Advisor Enhanced™)	272	38	234	3	—	440	489	49	52	286
Putnam VT Small Cap Value (IQ Advisor Standard™)	113	11	102	2	—	(3)	19	22	24	126
Putnam VT The George Putnam Fund of Boston (AnnuiChoice™)	354	273	81	751	—	1,537	1,576	39	790	871
Putnam VT The George Putnam Fund of Boston (GrandMaster flex3™)	145	115	30	175	—	694	659	(35)	140	170
Putnam VT The George Putnam Fund of Boston (Grandmaster™)	330	220	110	296	—	2,662	2,656	(6)	290	400
Putnam VT The George Putnam Fund of Boston (IQ Annuity™)	1,845	1,221	624	1,491	—	6,914	6,945	31	1,522	2,146
Putnam VT The George Putnam Fund of Boston (Pinnacleplus™)	175	224	(49)	13	—	457	725	268	281	232
Putnam VT Voyager (AnnuiChoice™)	489	747	(258)	860	—	4,989	8,392	3,403	4,263	4,005
Putnam VT Voyager (GrandMaster flex3™)	787	1,832	(1,045)	2,354	—	25,017	28,440	3,423	5,777	4,732
Putnam VT Voyager (Grandmaster™)	150	177	(27)	553	—	2,406	798	(1,608)	(1,055)	(1,082)
Putnam VT Voyager (IQ Annuity™)	111	300	(189)	1,751	—	1,013	(384)	(1,397)	354	165
Putnam VT Voyager (Pinnacleplus™)	548	1,168	(620)	52	—	3,122	5,342	2,220	2,272	1,652
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	7,595	14,306	(6,711)	30,102	—	58,067	156,402	98,335	128,437	121,726
Franklin Growth and Income Securities (AnnuiChoice™)	46,098	18,861	27,237	241,755	15,488	340,661	96,446	(244,215)	13,028	40,265
Franklin Growth and Income Securities (GrandMaster flex3™)	12,488	8,113	4,375	43,532	4,195	66,183	22,460	(43,723)	4,004	8,379
Franklin Growth and Income Securities (Grandmaster™)	17,872	8,807	9,065	42,015	6,004	61,982	16,086	(45,896)	2,123	11,188
Franklin Growth and Income Securities (IQ Annuity™)	40,854	24,624	16,230	249,226	13,726	318,774	54,851	(263,923)	(971)	15,259
Franklin Growth and Income Securities (Pinnacleplus™)	3,576	2,601	975	6,492	1,202	8,380	4,166	(4,214)	3,480	4,455
Franklin Income Securities (AnnuiChoice™)	208,979	53,629	155,350	167,745	—	672,636	395,803	(276,833)	(109,088)	46,262
Franklin Income Securities (GrandMaster flex3™)	140,559	53,952	86,607	108,030	—	215,493	30,252	(185,241)	(77,211)	9,396
Franklin Income Securities (Grandmaster™)	86,486	33,642	52,844	173,493	—	336,480	101,285	(235,195)	(61,702)	(8,858)
Franklin Income Securities (IQ Annuity™)	124,299	42,454	81,845	117,774	—	150,653	(11,230)	(161,883)	(44,109)	37,736
Franklin Income Securities (Pinnacleplus™)	25,914	15,564	10,350	17,966	—	71,092	37,362	(33,730)	(15,764)	(5,414)
Franklin Income Securities (IQ Advisor Enhanced™)	336	71	265	3	—	405	207	(198)	(195)	70

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

15

				Realized and unrealized gain (loss) on investments
						Net unrealized appreciation (depreciation) of investments
	Investment Income	Expenses						Change in	Net realized and	Net increase (decrease) in
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	net unrealized appreciation (depreciation) during the period	unrealized gain (loss) on investments	net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (AnnuiChoice™)	$1,463	$2,114	$(651)	$3,511	$—	$9,341	$9,243	$(98)	$3,413	$2,762
Franklin Large Cap Growth Securities (GrandMaster flex3™)	2,577	8,472	(5,895)	56,731	—	45,093	5,276	(39,817)	16,914	11,019
Franklin Large Cap Growth Securities (Grandmaster™)	835	1,900	(1,065)	2,842	—	7,941	5,760	(2,181)	661	(404)
Franklin Large Cap Growth Securities (IQ Annuity™)	4,860	7,060	(2,200)	28,681	—	27,931	7,639	(20,292)	8,389	6,189
Franklin Large Cap Growth Securities (Pinnacleplus™)	2,430	5,949	(3,519)	10,179	—	24,137	15,781	(8,356)	1,823	(1,696)
Franklin Mutual Shares Securities (AnnuiChoice™)	33,276	33,852	(576)	163,002	9,627	308,230	464,189	155,959	328,588	328,012
Franklin Mutual Shares Securities (GrandMaster flex3™)	20,701	33,293	(12,592)	33,650	5,989	124,112	298,460	174,348	213,987	201,395
Franklin Mutual Shares Securities (IQ Annuity™)	16,499	28,891	(12,392)	119,164	4,773	174,820	235,809	60,989	184,926	172,534
Franklin Mutual Shares Securities (Pinnacleplus™)	4,403	10,332	(5,929)	3,966	1,274	39,225	103,731	64,506	69,746	63,817
Franklin Mutual Shares Securities (IQ Advisor Standard™)	73	36	37	1	21	—	611	611	633	670
Franklin Mutual Shares Securities(Grandmaster™)	14,986	23,790	(8,804)	130,602	4,336	310,153	345,536	35,383	170,321	161,517
Templeton Foriegn Securities Fund (GrandMaster flex3™)	14,213	20,473	(6,260)	78,381	—	149,184	209,402	60,218	138,599	132,339
Templeton Foriegn Securities Fund (Grandmaster™)	6,772	7,626	(854)	41,872	—	61,381	74,699	13,318	55,190	54,336
Templeton Foriegn Securities Fund (Pinnacleplus™)	2,660	3,969	(1,309)	7,451	—	20,774	37,257	16,483	23,934	22,625
Templeton Foreign Securities Fund (AnnuiChoice™)	14,927	13,568	1,359	40,858	—	123,112	205,972	82,860	123,718	125,077
Templeton Foriegn Securities Fund (IQ Advisor Standard™)	721	363	358	13	—	1,045	6,337	5,292	5,305	5,663
Templeton Growth Securities (AnnuiChoice™)	20,474	17,190	3,284	25,288	—	43,641	167,372	123,731	149,019	152,303
Templeton Growth Securities (GrandMaster flex3™)	18,394	25,046	(6,652)	56,980	—	175,693	253,334	77,641	134,621	127,969
Templeton Growth Securities (Grandmaster™)	10,791	13,532	(2,741)	57,238	—	90,938	110,868	19,930	77,168	74,427
Templeton Growth Securities (IQ Annuity™)	14,807	19,857	(5,050)	32,104	—	89,757	171,591	81,834	113,938	108,888
Templeton Growth Securities (Pinnacleplus™)	1,357	3,689	(2,332)	1,334	—	6,825	30,048	23,223	24,557	22,225
Van Kampen LIT Comstock (AnnuiChoice™)	7,505	9,104	(1,599)	37,335	25,986	98,032	70,080	(27,952)	35,369	33,770
Van Kampen LIT Comstock (GrandMaster flex3™)	8,090	13,180	(5,090)	60,533	28,012	165,999	103,413	(62,586)	25,959	20,869
Van Kampen LIT Comstock (Grandmaster™)	7,637	9,302	(1,665)	42,885	26,447	67,551	19,144	(48,407)	20,925	19,260
Van Kampen LIT Comstock (IQ Annuity™)	8,824	15,281	(6,457)	71,676	30,555	135,381	50,853	(84,528)	17,703	11,246
Van Kampen LIT Comstock (Pinnacleplus™)	1,467	3,311	(1,844)	1,525	5,080	16,471	20,848	4,377	10,982	9,138
Van Kampen LIT Emerging Growth (AnnuiChoice™)	5	488	(483)	1,143	—	4,148	6,707	2,559	3,702	3,219
Van Kampen LIT Emerging Growth (GrandMaster flex3™)	7	1,082	(1,075)	4,394	—	2,077	4,883	2,806	7,200	6,125
Van Kampen LIT Emerging Growth (Grandmaster™)	9	771	(762)	4,338	—	6,215	3,784	(2,431)	1,907	1,145
Van Kampen LIT Emerging Growth (IQ Annuity™)	2	202	(200)	1,357	—	1,411	944	(467)	890	690
Van Kampen LIT Emerging Growth (Pinnacleplus™)	1	137	(136)	11	—	414	1,068	654	665	529
Van Kampen LIT Emerging Growth (IQ Advisor Standard™) (October 17)*	—	5	(5)	1	—	—	258	258	259	254
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	24,784	3,504	21,280	2,575	—	10,538	11,234	696	3,271	24,551
Van Kampen UIF Emerging Markets Debt (IQ Annuity™)	31,209	4,393	26,816	(544)	—	4,284	7,498	3,214	2,670	29,486
Van Kampen UIF Emerging Markets Debt (Pinnacleplus™)	3,466	999	2,467	(350)	—	1,248	4,789	3,541	3,191	5,658
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	2,945	8,370	(5,425)	149,780	—	95,601	169,615	74,014	223,794	218,369

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

16

				Realized and unrealized gain (loss) on investments
						Net unrealized appreciation (depreciation) of investments
	Investment Income	Expenses						Change in	Net realized and	Net increase (decrease) in
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	net unrealized appreciation (depreciation) during the period	unrealized gain (loss) on investments	net assets resulting from operations
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	$461	$6,101	$(5,640)	$76,807	$—	$49,869	$108,661	$58,792	$135,599	$129,959
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	289	1,155	(866)	6,762	—	7,704	29,128	21,424	28,186	27,320
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	6,118	17,831	(11,713)	450,646	—	192,261	105,290	(86,971)	363,675	351,962
Van Kampen UIF Emerging Markets Equity (Pinnacleplus™)	261	1,350	(1,089)	554	—	18,866	43,794	24,928	25,482	24,393
Van Kampen UIF U. S. Real Estate (Pinnacleplus™)	4,018	5,324	(1,306)	20,485	7,000	54,483	72,207	17,724	45,209	43,903
Van Kampen UIF U.S. Real Estate (Grandmaster™)	11,492	11,603	(111)	89,575	20,017	144,565	159,461	14,896	124,488	124,377
Van Kampen UIF U.S. Real Estate (IQ Annuity™)	7,916	8,056	(140)	42,706	13,789	101,977	129,589	27,612	84,107	83,967
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard™)	553	236	317	15	962	906	5,644	4,738	5,715	6,032
Non-Affiliated Class B:
Scudder VIT EAFE Equity Index (IQ Advisor Standard™) (July 22)**	1,091	170	921	39	—	1,183	—	(1,183)	(1,144)	(223)
Scudder VIT EAFE Equity Index (AnnuiChoice™) (July 22)**	27,031	6,621	20,410	166,478	—	205,256	—	(205,256)	(38,778)	(18,368)
Scudder VIT EAFE Equity Index (GrandMaster flex3™) (July 22)**	21,447	8,850	12,597	130,469	—	151,702	—	(151,702)	(21,233)	(8,636)
Scudder VIT EAFE Equity Index (Grandmaster™) (July 22)**	8,837	2,933	5,904	44,471	—	53,032	—	(53,032)	(8,561)	(2,657)
Scudder VIT EAFE Equity Index (IQ3™) (July 22)**	49,198	19,543	29,655	398,153	—	499,846	—	(499,846)	(101,693)	(72,038)
Scudder VIT EAFE Equity Index (Pinnacleplus™) (July 22)**	8,081	2,913	5,168	43,987	—	60,886	—	(60,886)	(16,899)	(11,731)
Scudder VIT Equity 500 Index (AnnuiChoice™)	16,702	14,089	2,613	52,204	—	102,761	96,942	(5,819)	46,385	48,998
Scudder VIT Equity 500 Index (GrandMaster flex3™)	22,783	27,557	(4,774)	74,963	—	207,313	189,633	(17,680)	57,283	52,509
Scudder VIT Equity 500 Index (Grandmaster™)	27,186	28,816	(1,630)	44,248	—	70,466	104,323	33,857	78,105	76,475
Scudder VIT Equity 500 Index (IQ3™)	28,457	31,595	(3,138)	111,632	—	103,442	50,375	(53,067)	58,565	55,427
Scudder VIT Equity 500 Index (Pinnacleplus™)	1,849	2,620	(771)	996	—	10,487	16,111	5,624	6,620	5,849
Scudder VIT Equity 500 Index (IQ Advisor Standard™)	1,298	601	697	7	—	1,813	4,911	3,098	3,105	3,802
Scudder VIT Small Cap Index (AnnuiChoice™)	3,958	6,006	(2,048)	31,633	16,011	92,455	46,028	(46,427)	1,217	(831)
Scudder VIT Small Cap Index (GrandMaster flex3™)	1,877	4,549	(2,672)	2,960	7,592	34,580	35,510	930	11,482	8,810
Scudder VIT Small Cap Index (Grandmaster™)	88	688	(600)	(4,557)	357	1,467	2,240	773	(3,427)	(4,027)
Scudder VIT Small Cap Index (IQ3™)	12,085	22,668	(10,583)	(17,200)	48,889	87,388	(952)	(88,340)	(56,651)	(67,234)
Scudder VIT Small Cap Index (Pinnacleplus™)	1,140	3,013	(1,873)	2,310	4,613	18,306	18,414	108	7,031	5,158

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

17

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2005

	Increase (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)	$(1,113)	$4,593	$2,215	$5,695	$123,653	$(13,645)	$59,673	$(738)	$168,943	$174,638	$1,510	$176,148	11,832	(1,450)	6,022	16,404
Touchstone Aggressive ETF (GrandMaster flex3™)	(14,630)	4,149	83,146	72,665	1,601,411	(10)	883,796	(138)	2,485,059	2,557,724	16,822	2,574,546	155,134	(15)	86,652	241,771
Touchstone Aggressive ETF (Grandmaster™)	(3,521)	625	13,618	10,722	—	(56,011)	303,669	(19)	247,639	258,361	114,346	372,707	—	(5,459)	29,483	24,024
Touchstone Aggressive ETF (IQ Annuity™)	(27,980)	28,641	86,601	87,262	3,114,920	(115,669)	424,268	(1,728)	3,421,791	3,509,053	4,847	3,513,900	301,331	(11,756)	41,799	331,374
Touchstone Aggressive ETF (Pinnacleplus™) (September 23)*	(213)	4	1,367	1,158	62,989	—	13,499	—	76,488	77,646	—	77,646	6,045	—	1,306	7,351
Touchstone Aggressive ETF (IQ Advisor Enhanced™) (January 10)*	(29)	1	263	235	3,667	—	(4)	—	3,663	3,898	—	3,898	347	—	—	347
Touchstone Aggressive ETF (IQ Advisor Standard™)	(134)	15	1,165	1,046	7,500	—	6	(30)	7,476	8,522	16,353	24,875	700	(2)	—	698
Touchstone Balanced (AnnuiChoice™)	8,796	211,302	(112,022)	108,076	34,258	(366,131)	128,072	(10,214)	(214,015)	(105,939)	2,178,530	2,072,591	3,198	(31,889)	10,705	(17,986)
Touchstone Balanced (GrandMaster flex3™)	(1,062)	71,741	(16,334)	54,345	78,655	(58,755)	42,553	(1,558)	60,895	115,240	1,011,804	1,127,044	6,687	(5,143)	3,737	5,281
Touchstone Balanced (Grandmaster™)	922	11,216	(2,558)	9,580	—	(163,000)	297,839	(31)	134,808	144,388	55,182	199,570	—	(15,153)	27,589	12,436
Touchstone Balanced (IQ Annuity™)	(2,280)	177,063	(101,295)	73,488	138,283	(153,416)	(197,577)	(1,685)	(214,395)	(140,907)	1,627,385	1,486,478	11,833	(13,114)	(16,721)	(18,002)
Touchstone Balanced (Pinnacleplus™)	(820)	17,843	(4,306)	12,717	64,505	(6,573)	(59,142)	(464)	(1,674)	11,043	232,472	243,515	5,459	(598)	(4,886)	(25)
Touchstone Baron Small Cap (AnnuiChoice™)	(23,881)	210,619	(39,893)	146,845	216,910	(231,526)	(177,833)	(10,447)	(202,896)	(56,051)	2,467,286	2,411,235	14,893	(16,456)	(12,727)	(14,290)
Touchstone Baron Small Cap (GrandMaster flex3™)	(18,041)	168,823	(74,917)	75,865	169,693	(47,551)	(73,104)	(1,293)	47,745	123,610	1,025,825	1,149,435	12,709	(3,585)	(4,737)	4,387
Touchstone Baron Small Cap (Grandmaster™)	(3,861)	21,198	1,672	19,009	10	(71,908)	347,496	(43)	275,555	294,564	128,334	422,898	1	(5,898)	28,788	22,891
Touchstone Baron Small Cap (IQ Annuity™)	(43,564)	97,706	85,506	139,648	1,074,714	(400,921)	112,226	(1,003)	785,016	924,664	2,592,778	3,517,442	70,854	(27,931)	7,880	50,803
Touchstone Baron Small Cap (Pinnacleplus™)	(5,490)	13,030	15,061	22,601	101,005	(12,091)	30,868	(480)	119,302	141,903	248,953	390,856	7,150	(886)	2,394	8,658
Touchstone Baron Small Cap (IQ Advisor Enhanced™)”	(38)	5	351	318	—	—	1	—	1	319	4,652	4,971	—	—	—	—
Touchstone Baron Small Cap (IQ Advisor Standard™)	(471)	74	5,729	5,332	27,845	—	(15)	—	27,830	33,162	61,974	95,136	2,177	—	—	2,177
Touchstone Conservative ETF (AnnuiChoice™)	(2,251)	813	7,448	6,010	437,059	(44,584)	228,699	(601)	620,573	626,583	100,706	727,289	42,143	(4,411)	22,307	60,039
Touchstone Conservative ETF (GrandMaster flex3™)	(5,062)	751	14,224	9,913	419,196	(3,057)	84,326	(174)	500,291	510,204	61,641	571,845	41,204	(316)	8,387	49,275
Touchstone Conservative ETF (Grandmaster™) (March 29)*	(1,509)	1,025	4,411	3,927	10	(83,912)	296,314	(7)	212,405	216,332	—	216,332	1	(8,330)	29,218	20,889
Touchstone Conservative ETF (IQ Annuity™)	(4,982)	1,102	14,277	10,397	268,919	(45,082)	578,899	(437)	802,299	812,696	9,997	822,693	26,506	(4,456)	56,495	78,545
Touchstone Conservative ETF (Pinnacleplus™) (July 13)*	(141)	12	230	101	8,400	—	15,728	—	24,128	24,229	—	24,229	820	—	1,528	2,348
Touchstone Conservative ETF (IQ Advisor Standard™)	(422)	65	4,353	3,996	109,875	—	(6)	—	109,869	113,865	—	113,865	10,566	—	—	10,566
Touchstone Core Bond (AnnuiChoice™)	(21,216)	(12,925)	45,484	11,343	19,692	(221,494)	6,293	(11,240)	(206,749)	(195,406)	2,135,559	1,940,153	1,797	(20,059)	300	(17,962)
Touchstone Core Bond (GrandMaster flex3™)	(11,909)	(9,359)	21,988	720	20,992	(42,142)	(110,945)	(2,360)	(134,455)	(133,735)	841,751	708,016	1,988	(4,160)	(10,191)	(12,363)
Touchstone Core Bond (Grandmaster™)	(1,101)	(1,051)	537	(1,615)	—	(13,154)	70,359	(11)	57,194	55,579	18,206	73,785	—	(1,279)	6,665	5,386
Touchstone Core Bond (IQ Annuity™)	(13,863)	(917)	16,543	1,763	74,741	(97,444)	87,499	(809)	63,987	65,750	904,894	970,644	6,623	(8,713)	7,758	5,668
Touchstone Core Bond (Pinnacleplus™)	(4,055)	(755)	4,851	41	22,993	(17,649)	44,999	(737)	49,606	49,647	219,355	269,002	2,273	(1,812)	4,434	4,895
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	(7,548)	39,617	(41,184)	(9,115)	91,208	(97,870)	(67,658)	(3,600)	(77,920)	(87,035)	871,083	784,048	11,073	(12,401)	(8,106)	(9,434)
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	(5,873)	62,903	(64,239)	(7,209)	—	(157,530)	(28,011)	(1,239)	(186,780)	(193,989)	505,697	311,708	—	(14,332)	(2,536)	(16,868)
Touchstone Eagle Capital Appreciation (Grandmaster™)	(174)	791	(203)	414	—	(10,172)	19,282	(3)	9,107	9,521	4,819	14,340	—	(888)	1,738	850
Touchstone Eagle Capital Appreciation (IQ Annuity™)	(5,616)	12,207	(13,017)	(6,426)	3,372	(29,668)	(16,390)	(223)	(42,909)	(49,335)	422,577	373,242	449	(3,664)	(2,077)	(5,292)
Touchstone Eagle Capital Appreciation (Pinnacleplus™)	(2,342)	4,762	(5,431)	(3,011)	—	(49,120)	115	(162)	(49,167)	(52,178)	169,573	117,395	—	(4,029)	7	(4,022)
Touchstone Emerging Growth (AnnuiChoice™)	97,339	935,481	(688,500)	344,320	107,435	(639,088)	(35,144)	(10,272)	(577,069)	(232,749)	2,880,703	2,647,954	8,801	(52,503)	(2,572)	(46,274)
Touchstone Emerging Growth (GrandMaster flex3™)	49,268	453,943	(347,288)	155,923	106,632	(130,936)	(755,694)	(2,776)	(782,774)	(626,851)	2,188,675	1,561,824	9,029	(10,371)	(65,162)	(66,504)
Touchstone Emerging Growth (Grandmaster™)	8,513	45,306	(46,662)	7,157	53	(16,900)	167,144	(30)	150,267	157,424	33,380	190,804	4	(1,591)	14,093	12,506
Touchstone Emerging Growth (IQ Annuity™)	29,975	191,890	(131,699)	90,166	225,748	(131,619)	(197,961)	(633)	(104,465)	(14,299)	899,427	885,128	18,611	(10,456)	(17,877)	(9,722)
Touchstone Emerging Growth (Pinnacleplus™)	12,957	80,122	(61,532)	31,547	65,553	(1,681)	99,284	(683)	162,473	194,020	163,187	357,207	4,781	(175)	7,315	11,921
Touchstone Enhanced Dividend 30 (AnnuiChoice™)	(2,487)	11,883	(19,882)	(10,486)	800	(33,405)	(60,894)	(1,021)	(94,520)	(105,006)	301,041	196,035	85	(3,633)	(6,379)	(9,927)
Touchstone Enhanced Dividend 30 (GrandMaster flex3™)	(13,921)	(702)	(66,477)	(81,100)	11,575	(77,153)	244,908	(2,418)	176,912	95,812	1,392,664	1,488,476	1,273	(8,101)	22,935	16,107
Touchstone Enhanced Dividend 30 (Grandmaster™)	(911)	1,650	(1,329)	(590)	—	(73,947)	65,549	(54)	(8,452)	(9,042)	29,705	20,663	—	(7,041)	6,276	(765)
Touchstone Enhanced Dividend 30 (IQ Annuity™)	(2,655)	(562)	(9,580)	(12,797)	47,235	(52,204)	57,656	(190)	52,497	39,700	223,567	263,267	5,009	(5,548)	5,831	5,292
Touchstone Enhanced Dividend 30 (Pinnacleplus™)	(1,557)	1,999	(3,592)	(3,150)	261	(184)	(72,343)	(269)	(72,535)	(75,685)	125,430	49,745	25	(42)	(6,341)	(6,358)
Touchstone Enhanced ETF (AnnuiChoice™)	(2,550)	1,154	8,819	7,423	528,711	(7,561)	216,686	(56)	737,780	745,203	2,846	748,049	48,631	(731)	19,681	67,581
Touchstone Enhanced ETF (GrandMaster flex3™)	(36,883)	3,649	272,593	239,359	4,385,963	(5,600)	1,268,687	(977)	5,648,073	5,887,432	—	5,887,432	417,444	(601)	120,494	537,337

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

18

	Increase (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Enhanced ETF (Grandmaster™)	$(1,822)	$322	$10,418	$8,918	$—	$(6,843)	$437,679	$(8)	$430,828	$439,746	$23,153	$462,899	—	(652)	40,600	39,948
Touchstone Enhanced ETF (IQ Annuity™)	(27,575)	2,890	141,521	116,836	3,712,422	(17,882)	176,124	(56)	3,870,608	3,987,444	1,071	3,988,515	348,571	(1,639)	16,582	363,514
Touchstone Enhanced ETF (Pinnacleplus™)	(668)	79	5,661	5,072	—	(1,079)	123,885	(22)	122,784	127,856	—	127,856	—	(103)	11,788	11,685
Touchstone Enhanced ETF (IQ Advisor Enhanced™)	(322)	26	2,539	2,243	3,667	—	11	—	3,678	5,921	36,354	42,275	339	—	—	339
Touchstone Enhanced ETF (IQ Advisor Standard™)	(709)	(7,552)	709	(7,552)	190,561	—	(236,911)	—	(46,350)	(53,902)	267,674	213,772	16,223	(1)	(21,966)	(5,744)
Touchstone Growth & Income (AnnuiChoice™)	(2,443)	20,370	(16,654)	1,273	(1,881)	(132,396)	(7,966)	(1,457)	(143,700)	(142,427)	306,850	164,423	20	(12,068)	(701)	(12,749)
Touchstone Growth & Income (GrandMaster flex3™)	(4,922)	31,892	(26,285)	685	(200)	(17,143)	33,360	(1,864)	14,153	14,838	313,052	327,890	—	(1,723)	2,946	1,223
Touchstone Growth & Income (Grandmaster™)	(661)	(939)	466	(1,134)	—	(2,382)	(62,773)	(21)	(65,176)	(66,310)	75,639	9,329	—	(225)	(5,857)	(6,082)
Touchstone Growth & Income (IQ Annuity™)	(6,976)	45,916	(35,070)	3,870	95,840	(91,410)	32,648	(228)	36,850	40,720	436,250	476,970	8,599	(8,096)	2,898	3,401
Touchstone Growth & Income (Pinnacleplus™)	(2,089)	7,546	(5,302)	155	385	(3,874)	589	(113)	(3,013)	(2,858)	130,710	127,852	33	(331)	46	(252)
Touchstone High Yield (AnnuiChoice™)	(8,486)	(839)	26,967	17,642	56,299	(47,363)	(23,267)	(3,671)	(18,002)	(360)	852,320	851,960	4,134	(3,751)	(1,788)	(1,405)
Touchstone High Yield (GrandMaster flex3™)	(21,373)	(1,703)	41,880	18,804	87,189	(63,669)	(181,651)	(1,326)	(159,457)	(140,653)	1,498,219	1,357,566	6,732	(4,974)	(14,351)	(12,593)
Touchstone High Yield (Grandmaster™)	(10,144)	(59,931)	67,125	(2,950)	56,263	(227,004)	103,641	(58)	(67,158)	(70,108)	971,002	900,894	5,228	(21,088)	7,716	(8,144)
Touchstone High Yield (IQ Annuity™)	(20,398)	3,367	34,344	17,313	115,303	(370,462)	(321,338)	(975)	(577,472)	(560,159)	1,726,593	1,166,434	8,734	(27,998)	(24,410)	(43,674)
Touchstone High Yield (Pinnacleplus™)	(5,256)	3,707	7,116	5,567	48,768	(1,920)	(58,327)	(399)	(11,878)	(6,311)	308,570	302,259	4,298	(202)	(5,057)	(961)
Touchstone Moderate ETF (AnnuiChoice™)	(11,626)	3,340	59,514	51,228	1,990,131	(1,828)	214,394	(1,827)	2,200,870	2,252,098	230,183	2,482,281	192,521	(353)	20,614	212,782
Touchstone Moderate ETF (GrandMaster flex3™)	(22,259)	6,002	79,247	62,990	1,814,959	(125,170)	433,734	(318)	2,123,205	2,186,195	384,683	2,570,878	177,319	(12,103)	42,379	207,595
Touchstone Moderate ETF (Grandmaster™)	(3,656)	1,605	16,714	14,663	857	(17,378)	559,884	(30)	543,333	557,996	49,180	607,176	82	(1,672)	54,554	52,964
Touchstone Moderate ETF (IQ Annuity™)	(11,359)	10,342	37,715	36,698	1,045,604	(27,918)	839,159	(921)	1,855,924	1,892,622	82,123	1,974,745	101,744	(2,856)	81,174	180,062
Touchstone Moderate ETF (Pinnacleplus™)	(1,156)	62	4,101	3,007	185,047	(605)	45,286	(59)	229,669	232,676	—	232,676	17,832	(65)	4,448	22,215
Touchstone Moderate ETF (IQ Advisor Enhanced™)	(276)	14	1,392	1,130	48,878	—	8	—	48,886	50,016	13,130	63,146	4,492	—	—	4,492
Touchstone Moderate ETF (IQ Advisor Standard™)	(516)	31	3,481	2,996	25,502	—	8	—	25,510	28,506	76,980	105,486	2,343	—	—	2,343
Touchstone Money Market (AnnuiChoice™)	3,473	—	—	3,473	—	(5,317)	(873)	(851)	(7,041)	(3,568)	167,187	163,619	—	(600)	(93)	(693)
Touchstone Third Avenue Value (AnnuiChoice™)	(10,785)	913,510	133,439	1,036,164	463,934	(813,920)	95,205	(30,454)	(285,235)	750,929	7,056,867	7,807,796	28,702	(51,734)	959	(22,073)
Touchstone Third Avenue Value (GrandMaster flex3™)	(16,230)	621,957	(103,740)	501,987	773,831	(228,134)	713,199	(3,277)	1,255,619	1,757,606	3,469,905	5,227,511	57,479	(16,800)	40,007	80,686
Touchstone Third Avenue Value (Grandmaster™)	1,007	98,687	11,076	110,770	3,652	(245,562)	1,563,121	(267)	1,320,944	1,431,714	276,409	1,708,123	286	(18,572)	116,823	98,537
Touchstone Third Avenue Value (IQ Annuity™)	(40,733)	1,159,656	4,066	1,122,989	440,053	(1,629,427)	2,051,901	(4,810)	857,717	1,980,706	7,139,487	9,120,193	30,447	(110,375)	133,623	53,695
Touchstone Third Avenue Value (Pinnacleplus™)	(6,747)	47,835	107,487	148,575	372,068	(68,010)	156,012	(1,019)	459,051	607,626	760,562	1,368,188	23,505	(4,561)	9,692	28,636
Touchstone Third Avenue Value (IQ Advisor Standard™)	300	2,148	11,630	14,078	36,037	—	(3)	—	36,034	50,112	61,110	111,222	2,871	—	—	2,871
Touchstone Value Plus (AnnuiChoice™)	(11,200)	54,126	(33,947)	8,979	41,236	(85,508)	(104,460)	(4,887)	(153,619)	(144,640)	1,250,265	1,105,625	4,252	(9,387)	(10,825)	(15,960)
Touchstone Value Plus (GrandMaster flex3™)	(4,051)	37,342	(35,463)	(2,172)	4,527	(100,542)	(8,767)	(623)	(105,405)	(107,577)	286,475	178,898	445	(9,717)	(1,028)	(10,300)
Touchstone Value Plus (Grandmaster™)	(1,615)	6,320	(2,370)	2,335	—	(11,515)	(5,225)	(23)	(16,763)	(14,428)	92,811	78,383	—	(1,054)	(324)	(1,378)
Touchstone Value Plus (IQ Annuity™)	(18,736)	115,943	(115,803)	(18,596)	6,629	(242,393)	371,408	(1,630)	134,014	115,418	820,054	935,472	728	(25,518)	35,983	11,193
Touchstone Value Plus (Pinnacleplus™)	(358)	101	354	97	—	(194)	41	(21)	(174)	(77)	21,823	21,746	—	(18)	4	(14)
Non-Affiliated:
JP Morgan Bond (AnnuiChoice™)	32,134	(3,704)	(15,567)	12,863	63,041	(147,995)	323,488	(2,329)	236,205	249,068	644,085	893,153	5,788	(13,493)	28,483	20,778
JP Morgan Bond (GrandMaster flex3™)	45,907	(5,109)	(19,371)	21,427	165,021	(358,847)	533,967	(4,346)	335,795	357,222	1,581,128	1,938,350	14,832	(32,565)	47,799	30,066
JP Morgan Bond (Grandmaster™)	3,864	(2,160)	(292)	1,412	20	(48,440)	280,452	(129)	231,903	233,315	87,925	321,240	2	(4,644)	26,725	22,083
JP Morgan Bond (IQ3™)	53,671	(130)	(32,802)	20,739	66,098	(173,244)	(78,269)	(932)	(186,347)	(165,608)	1,503,257	1,337,649	5,916	(15,526)	(6,876)	(16,486)
JP Morgan Bond (Pinnacleplus™)	9,405	(675)	(5,418)	3,312	24,810	(14,678)	84,194	(344)	93,982	97,294	272,267	369,561	2,435	(1,461)	8,176	9,150
JP Morgan Bond (IQ Advisor Standard™)	2,063	39	(1,086)	1,016	—	—	(18)	—	(18)	998	46,223	47,221	—	—	—	—
JP Morgan International Equity (AnnuiChoice™)	(1,054)	13,501	19,582	32,029	8,030	(7,443)	143,774	(1,163)	143,198	175,227	101,843	277,070	616	(700)	12,173	12,089
JP Morgan International Equity (GrandMaster flex3™)	(1,174)	40,967	(25,414)	14,379	1,633	(14,014)	(107,851)	(97)	(120,329)	(105,950)	210,156	104,206	135	(1,179)	(8,592)	(9,636)
JP Morgan International Equity (Grandmaster™)	(112)	2,656	7,689	10,233	128	(6,852)	34,677	(14)	27,939	38,172	57,521	95,693	11	(590)	3,157	2,578
JP Morgan International Equity (IQ3™)	(2,683)	21,744	20,715	39,776	25,228	(111,533)	72,550	(240)	(13,995)	25,781	352,496	378,277	2,067	(8,915)	6,385	(463)
JP Morgan International Equity (Pinnacleplus™)	(2,264)	2,462	28,748	28,946	38,770	(23,772)	212,029	(280)	226,747	255,693	14,002	269,695	2,714	(1,733)	15,898	16,879
JP Morgan Mid Cap Value (AnnuiChoice™)	(975)	45,558	2,414	46,997	133,223	(50,238)	83,598	(3,259)	163,324	210,321	544,796	755,117	8,908	(3,699)	5,631	10,840
JP Morgan Mid Cap Value (GrandMaster flex3™)	(6,578)	53,326	18,743	65,491	128,582	(75,755)	377,160	(1,654)	428,333	493,824	728,744	1,222,568	8,850	(5,297)	25,958	29,511
JP Morgan Mid Cap Value (Grandmaster™)	(2,262)	19,421	3,170	20,329	1,504	(50,102)	119,041	(74)	70,369	90,698	201,066	291,764	130	(4,139)	10,078	6,069
JP Morgan Mid Cap Value (IQ3™)	(6,971)	174,923	(147,320)	20,632	167,562	(157,362)	(1,044,415)	(895)	(1,035,110)	(1,014,478)	1,749,681	735,203	11,608	(10,887)	(76,869)	(76,148)
JP Morgan Mid Cap Value (Pinnacleplus™)	(3,439)	10,720	17,734	25,015	152,593	(20,067)	100,876	(331)	233,071	258,086	296,174	554,260	10,904	(1,480)	7,103	16,527

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

19

	Increase (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated Initial Class:
Touchstone Money Market (IQ Annuity™)	$36,445	$—	$—	$36,445	$1,964	$(1,009,273)	$776,460	$(1,237)	$(232,086)	$(195,641)	$1,034,674	$839,033	195	(100,279)	79,193	(20,891)
Touchstone Money Market ETF (IQ Advisor Standard™)	5,993	—	—	5,993	—	—	242,387	—	242,387	248,380	—	248,380	—	—	24,099	24,099
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	311,506	2,150,698	(1,029,441)	1,432,763	120,489	(6,458,556)	(2,060,624)	(15,487)	(8,414,178)	(6,981,415)	41,289,244	34,307,829	2,599	(138,781)	(44,312)	(180,494)
Fidelity VIP Growth (Grandmaster™)	(189,668)	(4,237,725)	5,241,054	813,661	151,667	(3,933,461)	(2,476,556)	(12,276)	(6,270,626)	(5,456,965)	26,957,144	21,500,179	3,035	(78,790)	(49,483)	(125,238)
Fidelity VIP High Income (Grandmaster™)	1,123,590	(54,201)	(910,866)	158,523	13,789	(1,675,291)	(972,368)	(2,442)	(2,636,312)	(2,477,789)	9,873,141	7,395,352	863	(105,393)	(55,727)	(160,257)
Fidelity VIP II Asset Manager (Grandmaster™)	272,187	(589,964)	708,511	390,734	78,389	(3,044,425)	(916,740)	(9,494)	(3,892,270)	(3,501,536)	19,362,040	15,860,504	2,532	(97,909)	(29,340)	(124,717)
Fidelity VIP II Contrafund (Grandmaster™)	(288,370)	2,447,259	1,807,546	3,966,435	114,627	(6,087,651)	1,205,485	(14,003)	(4,781,542)	(815,107)	29,709,985	28,894,878	3,496	(182,650)	33,565	(145,589)
Fidelity VIP II Index 500 (Grandmaster™)	111,509	(982,849)	1,361,367	490,027	19	(3,579,320)	(2,459,738)	(8,513)	(6,047,552)	(5,557,525)	21,241,734	15,684,209	1	(129,148)	(88,882)	(218,029)
Fidelity VIP II Index 500 (IQ Annuity™)	6,109	13,285	17,015	36,409	—	(160,366)	(160,577)	(1,233)	(322,176)	(285,767)	1,391,167	1,105,400	—	(17,538)	(17,183)	(34,721)
Fidelity VIP II Investment Grade Bond (Grandmaster™)	356,358	(29,712)	(231,340)	95,306	15,925	(1,874,790)	(386,998)	(3,591)	(2,249,454)	(2,154,148)	12,110,025	9,955,877	556	(65,383)	(13,509)	(78,336)
Fidelity VIP II Investment Grade Bond (IQ Annuity™)	52,649	20,249	(60,736)	12,162	12,289	(212,859)	6,618	(367)	(194,319)	(182,157)	1,803,804	1,621,647	907	(15,687)	499	(14,281)
Fidelity VIP III Balanced (Grandmaster™)	36,963	51,630	(6,869)	81,724	14,109	(505,510)	16,808	(1,192)	(475,785)	(394,061)	2,696,902	2,302,841	1,054	(37,726)	377	(36,295)
Fidelity VIP III Growth & Income (Grandmaster™)	26,350	25,784	494,173	546,307	68,495	(1,958,101)	(500,684)	(4,103)	(2,394,393)	(1,848,086)	11,196,812	9,348,726	4,680	(132,278)	(32,322)	(159,920)
Fidelity VIP III Growth Opportunities (Grandmaster™)	(8,617)	133,035	39,054	163,472	7,625	(773,908)	(180,868)	(1,958)	(949,109)	(785,637)	3,235,134	2,449,497	699	(71,357)	(17,412)	(88,070)
Fidelity VIP Overseas (Grandmaster™)	(7,101)	1,111,931	378,660	1,483,490	28,999	(1,692,203)	(295,287)	(4,652)	(1,963,143)	(479,653)	10,466,615	9,986,962	1,205	(70,102)	(13,056)	(81,953)
Affiliated Service Class:
Touchstone Money Market (AnnuiChoice™)	86,750	—	—	86,750	534,060	(1,716,508)	1,163,154	(23,103)	(42,397)	44,353	4,422,213	4,466,566	54,292	(174,779)	116,811	(3,676)
Touchstone Money Market (GrandMaster flex3™)	26,510	—	—	26,510	1,239,857	(226,453)	(526,944)	(4,866)	481,594	508,104	1,120,137	1,628,241	124,946	(23,546)	(52,193)	49,207
Touchstone Money Market (Grandmaster™)	157,839	—	—	157,839	717,430	(4,609,149)	2,308,393	(3,503)	(1,586,829)	(1,428,990)	7,896,559	6,467,569	71,818	(459,986)	233,657	(154,511)
Touchstone Money Market (IQ Annuity™)	3,610	—	—	3,610	(162)	(46,059)	(5,747)	(228)	(52,196)	(48,586)	241,281	192,695	—	(4,603)	(560)	(5,163)
Touchstone Money Market (IQ Advisor Standard™)	250	—	—	250	71,188	—	(10,170)	—	61,018	61,268		61,268	6,956	(1)	(993)	5,962
Non-Affiliated Service Class:
Fidelity VIP Equity—Income (IQ Annuity™)	11,172	208,109	(179,664)	39,617	2,665	(445,239)	(142,461)	(484)	(585,519)	(545,902)	1,731,799	1,185,897	234	(40,337)	(12,878)	(52,981)
Fidelity VIP Growth (IQ Annuity™)	(12,205)	40,084	(15,386)	12,493	125	(472,242)	(706,571)	(814)	(1,179,502)	(1,167,009)	2,133,299	966,290	16	(58,477)	(86,729)	(145,190)
Fidelity VIP High Income (IQ Annuity™)	243,613	(4,319)	(188,787)	50,507	—	(283,829)	(705,746)	(647)	(990,222)	(939,715)	2,319,061	1,379,346	—	(31,999)	(72,648)	(104,647)
Fidelity VIP II Asset Manager (IQ Annuity™)	4,633	16,274	(11,524)	9,383	48,300	(53,022)	31,586	(199)	26,665	36,048	312,203	348,251	4,953	(5,341)	3,157	2,769
Fidelity VIP II Contrafund (IQ Annuity™)	(28,371)	288,610	44,298	304,537	12,261	(380,259)	526,898	(1,162)	157,738	462,275	2,478,233	2,940,508	950	(30,150)	35,549	6,349
Fidelity VIP III Balanced (IQ Annuity™)	5,337	22,177	(22,914)	4,600	—	(157,063)	13,484	(184)	(143,763)	(139,163)	362,638	223,475	—	(16,194)	1,322	(14,872)
Fidelity VIP III Growth & Income (IQ Annuity™)	3,104	12,715	58	15,877	575	(266,326)	(95,351)	(303)	(361,405)	(345,528)	763,046	417,518	64	(29,151)	(10,362)	(39,449)
Fidelity VIP III Growth Opportunities (IQ Annuity™)	(1,144)	6,159	8,054	13,069	—	(39,686)	(16,204)	(156)	(56,046)	(42,977)	230,201	187,224	—	(5,544)	(2,246)	(7,790)
Fidelity VIP III Mid Cap (Grandmaster™)	(83,861)	1,460,080	(463,495)	912,724	3,313	(2,248,611)	269,891	(1,797)	(1,977,204)	(1,064,480)	6,806,987	5,742,507	128	(88,589)	11,998	(76,463)
Fidelity VIP III Mid Cap (IQ Annuity™)	(38,169)	523,685	(104,058)	381,458	53,912	(860,356)	205,010	(723)	(602,157)	(220,699)	2,870,147	2,649,448	1,951	(32,724)	7,609	(23,164)
Fidelity VIP Overseas (IQ Annuity™)	(894)	18,943	22,111	40,160	—	(44,023)	(54,098)	(114)	(98,235)	(58,075)	314,972	256,897	—	(4,195)	(4,970)	(9,165)
MFS Capital Opportunities (AnnuiChoice™)	(2,405)	16,196	(14,056)	(265)	356	(25,080)	(57,156)	(1,811)	(83,691)	(83,956)	585,638	501,682	66	(3,861)	(8,216)	(12,011)
MFS Capital Opportunities (GrandMaster flex3™)	(3,555)	27,178	(25,336)	(1,713)	10,891	(16,155)	(3,454)	(356)	(9,074)	(10,787)	400,365	389,578	1,091	(1,659)	(447)	(1,015)
MFS Capital Opportunities (Grandmaster™)	(2,963)	67,692	(71,212)	(6,483)	3,000	(97,970)	(243,238)	(123)	(338,331)	(344,814)	584,771	239,957	402	(12,946)	(32,311)	(44,855)
MFS Capital Opportunities (IQ Annuity™)	(7,389)	36,005	(38,736)	(10,120)	4,129	(196,717)	(324,797)	(464)	(517,849)	(527,969)	1,153,719	625,750	615	(28,891)	(47,789)	(76,065)
MFS Capital Opportunities (Pinnacleplus™)	(915)	1,294	(1,468)	(1,089)	—	(30,794)	46	(109)	(30,857)	(31,946)	101,461	69,515	—	(2,673)	1	(2,672)
MFS Emerging Growth (AnnuiChoice™)	(2,023)	4,373	8,020	10,370	(105)	(50,965)	171,799	(863)	119,866	130,236	220,474	350,710	60	(8,031)	23,780	15,809
MFS Emerging Growth (GrandMaster flex3™)	(1,019)	(2,820)	4,570	731	—	(6,707)	4,373	(42)	(2,376)	(1,645)	62,509	60,864	—	(631)	92	(539)
MFS Emerging Growth (Grandmaster™)	(1,534)	5,930	(442)	3,954	563	(54,815)	(4,099)	(25)	(58,376)	(54,422)	165,130	110,708	79	(7,603)	(886)	(8,410)
MFS Emerging Growth (IQ Annuity™)	(9,305)	103,886	(53,896)	40,685	2,706	(186,048)	(147,296)	(351)	(330,989)	(290,304)	822,986	532,682	511	(34,727)	(25,625)	(59,841)
MFS Emerging Growth (Pinnacleplus™)	(206)	1,662	(710)	746	2,940	(1,168)	(7,581)	(4)	(5,813)	(5,067)	15,113	10,046	245	(104)	(628)	(487)
MFS Investors Growth Stock (AnnuiChoice™)	(7,086)	38,683	(12,371)	19,226	4,903	(62,379)	(121,004)	(3,713)	(182,193)	(162,967)	938,595	775,628	623	(7,961)	(14,633)	(21,971)
MFS Investors Growth Stock (GrandMaster flex3™)	(8,062)	61,283	(41,291)	11,930	27	(13,485)	(123,950)	(590)	(137,998)	(126,068)	614,704	488,636	12	(1,434)	(12,244)	(13,666)
MFS Investors Growth Stock (Grandmaster™)	(1,576)	6,498	(2,082)	2,840	2,925	(22,626)	12,648	(70)	(7,123)	(4,283)	120,289	116,006	379	(2,988)	1,665	(944)
MFS Investors Growth Stock (IQ Annuity™)	(5,442)	16,352	(5,114)	5,796	7,829	(68,601)	(93,494)	(309)	(154,575)	(148,779)	512,454	363,675	1,202	(10,551)	(14,572)	(23,921)
MFS Investors Growth Stock (Pinnacleplus™)	(2,398)	1,907	4,580	4,089	2,697	(5,868)	637	(155)	(2,689)	1,400	156,240	157,640	251	(549)	76	(222)
MFS Mid Cap Growth (AnnuiChoice™)	(8,441)	46,547	(42,370)	(4,264)	17,724	(66,583)	(288,179)	(4,641)	(341,679)	(345,943)	1,111,888	765,945	2,825	(11,309)	(46,267)	(54,751)
MFS Mid Cap Growth (GrandMaster flex3™)	(5,880)	30,103	(16,833)	7,390	3,230	(15,977)	12,635	(634)	(746)	6,644	450,933	457,577	374	(1,567)	1,274	81

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

20

	Increase (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class (continued):
MFS Mid Cap Growth (Grandmaster™)	$(9,892)	$56,720	$(62,912)	$(16,084)	$8,441	$(109,003)	$(402,532)	$(262)	$(503,356)	$(519,440)	$1,051,315	$531,875	1,366	(16,695)	(61,789)	(77,118)
MFS Mid Cap Growth (IQ Annuity™)	(16,454)	26,195	(13,606)	(3,865)	17,557	(241,510)	(20,322)	(733)	(245,008)	(248,873)	1,382,566	1,133,693	2,739	(37,421)	(4,268)	(38,950)
MFS Mid Cap Growth (Pinnacleplus™)	(1,824)	2,573	(1,194)	(445)	2,940	(30,800)	(7,253)	(140)	(35,253)	(35,698)	128,558	92,860	249	(2,646)	(601)	(2,998)
MFS Mid Cap Growth (IQ Advisor Standard™)	(37)	2	715	680	7,500	—	1	—	7,501	8,181			737	—	—	737
MFS New Discovery (AnnuiChoice™)	(3,487)	26,097	(16,182)	6,428	1,252	(12,294)	(123,097)	(1,591)	(135,730)	(129,302)	474,350	345,048	166	(1,573)	(14,516)	(15,923)
MFS New Discovery (GrandMaster flex3™)	(1,408)	4,405	(1,663)	1,334	24,217	(1,568)	(38,221)	(116)	(15,688)	(14,354)	120,604	106,250	2,303	(166)	(3,844)	(1,707)
MFS New Discovery (Grandmaster™)	(5,245)	27,310	(26,413)	(4,348)	3,387	(61,657)	(379,415)	(118)	(437,803)	(442,151)	642,259	200,108	455	(7,633)	(45,979)	(53,157)
MFS New Discovery (IQ Annuity™)	(6,870)	84,172	(95,601)	(18,299)	73	(219,188)	(223,703)	(283)	(443,101)	(461,400)	791,897	330,497	20	(27,935)	(28,170)	(56,085)
MFS New Discovery (Pinnacleplus™)	(395)	35	1,268	908	—	—	2,027	—	2,027	2,935	22,550	25,485	—	—	183	183
MFS Total Return (AnnuiChoice™)	77,533	219,394	(217,556)	79,371	241,368	(449,348)	221,845	(20,713)	(6,848)	72,523	5,042,205	5,114,728	20,625	(40,039)	18,959	(455)
MFS Total Return (GrandMaster flex3™)	21,444	124,435	(125,889)	19,990	204,988	(180,659)	4,664	(1,754)	27,239	47,229	2,042,963	2,090,192	17,899	(15,950)	395	2,344
MFS Total Return (Grandmaster™)	88,388	568,518	(588,551)	68,355	24,526	(1,508,314)	223,170	(1,674)	(1,262,292)	(1,193,937)	7,046,162	5,852,225	2,147	(131,140)	18,745	(110,248)
MFS Total Return (IQ Annuity™)	53,307	374,795	(383,258)	44,844	230,515	(1,102,239)	(147,531)	(3,655)	(1,022,910)	(978,066)	4,832,770	3,854,704	18,049	(85,629)	(11,528)	(79,108)
MFS Total Return (Pinnacleplus™)	6,347	29,171	(26,972)	8,546	149,524	(38,593)	72,596	(690)	182,837	191,383	657,991	849,374	12,954	(3,387)	6,221	15,788
Affiliated Service Class 2:
Touchstone Money Market (IQ Annuity™)	160,086	—	—	160,086	1,057,763	(3,649,664)	6,351,960	(28,355)	3,731,704	3,891,790	5,969,816	9,861,606	108,423	(371,111)	641,056	378,368
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)	11,139	5,624	(2,869)	13,894	38,668	(37,127)	2,816	(2,124)	2,233	16,127	580,309	596,436	3,877	(3,848)	—	29
Fidelity VIP Asset Manager (GrandMaster flex3™)	(623)	48	4,319	3,744	68,341	—	13,650	(67)	81,924	85,668	39,358	125,026	6,694	(7)	1,330	8,017
Fidelity VIP Asset Manager (IQ3)	22,276	11,038	(15,401)	17,913	2,214	(168,502)	794,440	(2,154)	625,998	643,911	470,800	1,114,711	221	(16,426)	75,523	59,318
Fidelity VIP Asset Manager (Pinnacleplus™)	1,754	(300)	840	2,294	2,798	(44,412)	3,573	(317)	(38,358)	(36,064)	173,304	137,240	252	(4,172)	329	(3,591)
Fidelity VIP Balanced (AnnuiChoice™)	24,908	12,046	24,614	61,568	7,032	(119,598)	(144,638)	(9,032)	(266,236)	(204,668)	1,695,522	1,490,854	788	(12,526)	(14,032)	(25,770)
Fidelity VIP Balanced (GrandMaster flex3™)	1,469	108	13,548	15,125	43,942	(17,072)	83,528	(226)	110,172	125,297	243,731	369,028	3,930	(1,516)	7,234	9,648
Fidelity VIP Balanced (IQ3™)	11,272	24,774	(8,122)	27,924	83,027	(214,798)	(118,921)	(1,750)	(252,442)	(224,518)	877,680	653,162	8,022	(20,933)	(11,008)	(23,919)
Fidelity VIP Balanced (Pinnacleplus™)	1,720	2,173	(931)	2,962	6,102	(2,482)	(75,435)	(344)	(72,159)	(69,197)	158,190	88,993	570	(263)	(7,030)	(6,723)
Fidelity VIP Contrafund (AnnuiChoice™)	(47,651)	328,412	543,122	823,883	434,440	(792,009)	1,825,505	(20,437)	1,447,499	2,271,382	4,531,939	6,803,321	35,976	(65,849)	146,332	116,459
Fidelity VIP Contrafund (GrandMaster flex3™)	(78,451)	611,394	203,647	736,590	757,211	(312,633)	1,542,865	(7,044)	1,980,399	2,716,989	5,482,954	8,199,943	59,223	(24,244)	99,581	134,560
Fidelity VIP Contrafund (IQ3)	(72,037)	349,251	514,933	792,147	1,481,082	(572,445)	1,903,399	(3,972)	2,808,064	3,600,211	4,673,487	8,273,698	115,031	(44,981)	136,196	206,246
Fidelity VIP Contrafund (Pinnacleplus™)	(16,336)	11,897	165,015	160,576	360,386	(37,316)	235,141	(1,104)	557,107	717,683	739,034	1,456,717	26,861	(2,922)	17,671	41,610
Fidelity VIP Contrafund (IQ Advisor Standard™)	(550)	52	18,504	18,006	67,970	—	11	—	67,981	85,987	66,706	152,693	5,719	1	—	5,720
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	(212)	209	4,360	4,357	—	(665)	5,865	(165)	5,035	9,392	15,593	24,985	—	(69)	551	482
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	(166)	9	2,155	1,998	24,255	(46)	9,976	—	34,185	36,183	—	36,183	2,084	(4)	781	2,861
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)	(286)	(138)	3,720	3,296	—	(2,685)	14,653	(29)	11,939	15,235	14,903	30,138	—	(254)	1,231	977
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	(58)	927	(191)	678	—	(9,595)	9,181	(6)	(420)	258	8,226	8,484	—	(914)	806	(108)
Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus™)	(736)	40	10,108	9,412	—	—	97,832	(179)	97,653	107,065	—	107,065	—	(15)	8,498	8,483
Fidelity VIP Equity-Income (AnnuiChoice™)	36,074	326,551	(178,036)	184,589	199,318	(389,271)	18,845	(16,233)	(187,341)	(2,752)	4,276,141	4,273,389	18,525	(37,378)	1,651	(17,202)
Fidelity VIP Equity-Income (GrandMaster flex3™)	7,419	184,590	(124,885)	67,124	42,590	(67,034)	(205,302)	(4,026)	(233,772)	(166,648)	2,031,808	1,865,160	3,801	(6,379)	(18,456)	(21,034)
Fidelity VIP Equity-Income (IQ3™)	14,562	262,703	(191,500)	85,765	135,728	(575,816)	(418,613)	(2,032)	(860,733)	(774,968)	3,120,185	2,345,217	12,546	(53,428)	(39,613)	(80,495)
Fidelity VIP Equity-Income (Pinnacleplus™)	(806)	13,644	8,945	21,783	124,379	(14,824)	53,330	(454)	162,431	184,214	346,971	531,185	10,242	(1,238)	4,256	13,260
Fidelity VIP Equity-Income (IQ Advisor Standard™)	839	2,085	384	3,308	—	—	13	—	13	3,321	66,976	70,297	—	—	—	—
Fidelity VIP Growth & Income (AnnuiChoice™)	6,409	44,853	73,433	124,695	106,682	(294,004)	2,745	(6,573)	(191,150)	(66,455)	2,086,824	2,020,369	11,683	(31,878)	753	(19,442)
Fidelity VIP Growth & Income (GrandMaster flex3™)	(1,417)	17,798	13,834	30,215	(1,217)	(80,177)	19,423	(838)	(62,809)	(32,594)	536,145	503,551	(109)	(7,478)	2,102	(5,485)
Fidelity VIP Growth & Income (IQ3™)	(649)	30,554	26,722	56,627	36,656	(139,534)	(106,456)	(454)	(209,788)	(153,161)	1,179,293	1,026,132	3,819	(14,175)	(11,083)	(21,439)
Fidelity VIP Growth & Income (Pinnacleplus™)	(2,080)	8,586	20,642	27,148	64,309	(13,014)	(5,061)	(229)	46,005	73,153	401,732	474,885	5,990	(1,211)	(426)	4,353
Fidelity VIP Growth (AnnuiChoice™)	(14,669)	25,050	37,574	47,955	118,750	(181,334)	(1,232,440)	(10,574)	(1,305,598)	(1,257,643)	3,208,224	1,950,581	16,814	(26,782)	(172,839)	(182,807)
Fidelity VIP Growth (GrandMaster flex3™)	(9,189)	46,391	(31,081)	6,121	18,968	(66,634)	(753,107)	(1,025)	(801,798)	(795,677)	1,427,462	631,785	1,977	(6,955)	(78,138)	(83,116)
Fidelity VIP Growth (IQ3™)	(21,661)	106,577	(109,992)	(25,076)	(1,560)	(779,821)	(1,332,671)	(5,175)	(2,119,227)	(2,144,303)	3,330,243	1,185,940	3,019	(107,867)	(178,060)	(282,908)
Fidelity VIP Growth (Pinnacleplus™)	(2,019)	1,970	5,351	5,302	—	(3,947)	(12,948)	(201)	(17,096)	(11,794)	151,030	139,236	—	(365)	(1,145)	(1,510)
Fidelity VIP Growth Opportunities (AnnuiChoice™)	(229)	3,314	3,801	6,886	(15)	(13,000)	(2,575)	(300)	(15,890)	(9,004)	91,412	82,408	28	(1,403)	(147)	(1,522)
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	(402)	6,442	(1,847)	4,193	4,673	(184)	(70,355)	(119)	(65,985)	(61,792)	118,864	57,072	428	(28)	(6,421)	(6,021)
Fidelity VIP Growth Opportunities (IQ3™)	(1,241)	7,076	5,501	11,336	8,021	(46,041)	26,830	(243)	(11,433)	(97)	164,554	164,457	871	(4,761)	2,707	(1,183)

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

21

	Increase (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth Opportunities (Pinnacleplus™)	$(347)	$1,590	$420	$1,663	$—	$(1,048)	$795	$(24)	$(277)	$1,386	$26,368	$27,754	—	(93)	58	(35)
Fidelity VIP High Income (AnnuiChoice™)	256,276	(2,821)	(199,234)	54,221	78,859	(243,183)	(2,216,038)	(6,416)	(2,386,778)	(2,332,557)	3,146,245	813,688	7,322	(22,668)	(193,482)	(208,828)
Fidelity VIP High Income (GrandMaster flex3™)	592,632	27,574	(371,731)	248,475	737,931	(135,657)	(6,194,068)	(1,150)	(5,592,944)	(5,344,469)	7,373,877	2,029,408	59,973	(11,124)	(482,437)	(433,588)
Fidelity VIP High Income (IQ3™)	760,336	(152,143)	(455,026)	153,167	263,460	(1,135,284)	(2,367,416)	(2,620)	(3,241,860)	(3,088,693)	7,434,786	4,346,093	21,280	(92,330)	(181,997)	(253,047)
Fidelity VIP High Income (Pinnacleplus™)	12,055	(478)	(10,841)	736	14,784	(5,482)	13,628	(90)	22,840	23,576	75,133	98,709	1,289	(484)	1,194	1,999
Fidelity VIP Index 500 (AnnuiChoice™)	13,706	145,310	(110,313)	48,703	(1,184)	(306,381)	(244,526)	(6,610)	(558,701)	(509,998)	2,117,707	1,607,709	—	(35,536)	(27,588)	(63,124)
Fidelity VIP Index 500 (IQ3™)	3,876	44,640	(18,375)	30,141	7,500	(214,264)	(103,696)	(752)	(311,212)	(281,071)	1,302,751	1,021,680	803	(22,503)	(10,715)	(32,415)
Fidelity VIP Index 500 (Pinnacleplus™)	(20)	10	561	551	—	—	12	(10)	2	553	19,819	20,372	—	(1)	—	(1)
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	223,421	45,186	(210,459)	58,148	207,760	(577,068)	(96,017)	(31,350)	(496,675)	(438,527)	7,112,506	6,673,979	17,183	(49,322)	(7,746)	(39,885)
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	2,857	3,233	(4,440)	1,650	161,698	(28,385)	420,256	(443)	553,126	554,776	182,858	737,634	15,545	(2,786)	40,796	53,555
Fidelity VIP Investment Grade Bond (IQ3™)	130,191	(17,373)	(87,498)	25,320	556,653	(756,035)	23,163	(5,395)	(181,614)	(156,294)	4,765,008	4,608,714	46,726	(63,818)	2,307	(14,785)
Fidelity VIP Investment Grade Bond (Pinnacleplus™)	12,359	6,976	(18,187)	1,148	78,804	(14,913)	52,126	(278)	115,739	116,887	451,974	568,861	7,689	(1,475)	5,091	11,305
Fidelity VIP Investment Grade Bond (IQ Advisor Standard™)	1,662	696	(1,764)	594	—	—	1	—	1	595	46,188	46,783	—	—	—	—
Fidelity VIP Mid Cap (AnnuiChoice™)	(53,080)	567,324	323,701	837,945	205,072	(657,677)	519,328	(24,362)	42,361	880,306	4,991,958	5,872,264	12,791	(41,885)	31,179	2,085
Fidelity VIP Mid Cap (GrandMaster flex3™)	(44,968)	292,060	229,978	477,070	393,355	(125,787)	1,119,482	(5,473)	1,381,577	1,858,647	2,495,231	4,353,878	27,285	(8,784)	70,067	88,568
Fidelity VIP Mid Cap (Grandmaster™)	(104)	147	1,154	1,197	—	—	(3)	—	(3)	1,194	7,289	8,483	—	—	—	—
Fidelity VIP Mid Cap (IQ Annuity™)	(67,118)	888,323	(223,830)	597,375	294,693	(1,339,698)	(11,619)	(10,085)	(1,066,709)	(469,334)	4,446,234	3,976,900	19,335	(85,330)	(672)	(66,667)
Fidelity VIP Mid Cap (Pinnacleplus™)	(10,382)	33,240	74,435	97,293	222,903	(100,913)	60,829	(698)	182,121	279,414	532,878	812,292	14,057	(6,759)	3,874	11,172
Fidelity VIP Mid Cap (IQ Advisor Enhanced™)	(78)	167	1,493	1,582	—	—	(1)	—	(1)	1,581	9,271	10,852	—	—	—	—
Fidelity VIP Mid Cap (IQ Advisor Standard™)	(61)	70	1,696	1,705	7,500	—	5	—	7,505	9,210	3,850	13,060	591	1	—	592
Fidelity VIP Overseas (AnnuiChoice™)	(1,657)	27,848	59,074	85,265	8,889	(121,583)	306,130	(2,309)	191,127	276,392	340,935	617,327	916	(12,626)	30,804	19,094
Fidelity VIP Overseas (GrandMaster flex3™)	(2,060)	(707)	48,174	45,407	98,404	(6,313)	252,432	(83)	344,440	389,847	8,796	398,643	8,693	(554)	21,906	30,045
Fidelity VIP Overseas (IQ3™)	(7,112)	183,367	6,795	183,050	84,654	(149,338)	127,228	(393)	62,151	245,201	732,761	977,962	8,304	(14,618)	16,654	10,340
Fidelity VIP Overseas (Pinnacleplus™)	(569)	615	13,936	13,982	—	(441)	7,339	(9)	6,889	20,871	79,412	100,283	—	(33)	506	473
Fidelity VIP Overseas (IQ Advisor Enhanced™)	30	11	2,403	2,444	—	—	—	—	—	2,444	13,705	16,149	—	—	—	—
Fidelity VIP Overseas (IQ Advisor Standard™)	(330)	22	18,492	18,184	48,599	—	57,262	—	105,861	124,045	—	124,045	4,436	—	5,166	9,602
Affiliated Class 1:
Touchstone Money Market (Pinnacleplus™)	2,797	—	—	2,797	604,545	(1,065)	(510,227)	(187)	93,066	95,863	151,505	247,368	60,879	(126)	(51,349)	9,404
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	17,357	(1,667)	7,740	23,430	16,418	(7,797)	138,488	(993)	146,116	169,546	113,143	282,689	1,086	(589)	9,522	10,019
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	22,094	(912)	5,503	26,685	116,650	(4,650)	25,809	(183)	137,626	164,311	175,786	340,097	8,183	(332)	1,674	9,525
Van Kampen UIF Emerging Markets Debt (IQ3™)	31,303	52	22,142	53,497	28,557	(55,564)	525,171	(1,056)	497,108	550,605	168,930	719,535	1,885	(3,924)	36,524	34,485
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	10,132	405,397	(139,198)	276,331	128,561	(255,510)	(1,028,021)	(10,447)	(1,165,417)	(889,086)	3,324,984	2,435,898	7,912	(14,903)	(65,770)	(72,761)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	(1,595)	261,635	730	260,770	230,507	(39,619)	132,332	(1,050)	322,170	582,940	1,489,662	2,072,602	13,644	(2,368)	7,157	18,433
Van Kampen UIF U.S. Real Estate (IQ3™)	3,448	383,077	(164,785)	221,740	471,469	(448,364)	(45,285)	(1,722)	(23,902)	197,838	1,303,389	1,501,227	26,639	(24,923)	(1,863)	(147)
Non-Affiliated Class 1B Shares:
Putnam VT Discovery Growth (AnnuiChoice™)	(2,770)	5,301	7,616	10,147	6,495	(14,885)	(110,789)	(1,221)	(120,400)	(110,253)	358,830	248,577	1,020	(2,527)	(17,742)	(19,249)
Putnam VT Discovery Growth (GrandMaster flex3™)	(953)	5,327	(7,450)	(3,076)	60	(5,397)	5,079	(55)	(313)	(3,389)	51,490	48,101	6	(542)	(42)	(578)
Putnam VT Discovery Growth (Grandmaster™)	(410)	(4,043)	62	(4,391)	1,613	(45)	2,006	(26)	3,548	(843)	17,045	16,202	206	(9)	(412)	(215)
Putnam VT Discovery Growth (IQ Annuity™)	(2,168)	43,244	(39,324)	1,752	195	(40,429)	(10,620)	(438)	(51,292)	(49,540)	159,073	109,533	25	(5,113)	(1,912)	(7,000)
Putnam VT Discovery Growth (Pinnacleplus™)	(325)	30	1,360	1,065	—	—	(7)	(35)	(42)	1,023	19,539	20,562	—	(3)	—	(3)
Putnam VT Growth and Income (AnnuiChoice™)	4,772	41,168	(13,947)	31,993	16,858	(49,971)	(88,565)	(2,917)	(124,595)	(92,602)	840,165	747,563	1,618	(5,050)	(8,229)	(11,661)
Putnam VT Growth and Income (GrandMaster flex3™)	263	12,886	(6,392)	6,757	2,656	(16,417)	(10,716)	(1,182)	(25,659)	(18,902)	287,282	268,380	242	(1,583)	(1,204)	(2,545)
Putnam VT Growth and Income (Grandmaster™)	2,284	60,406	(51,325)	11,365	2,480	(165,915)	(82,000)	(94)	(245,529)	(234,164)	461,398	227,234	244	(15,995)	(8,078)	(23,829)
Putnam VT Growth and Income (IQ Annuity™)	1,629	59,122	(28,753)	31,998	14,052	(54,280)	(75,639)	(913)	(116,780)	(84,782)	997,877	913,095	1,395	(5,498)	(7,540)	(11,643)
Putnam VT Growth and Income (Pinnacleplus™)	(15)	468	303	756	—	(2,491)	19,825	—	17,334	18,090	8,251	26,341	—	(207)	1,631	1,424
Putnam VT International Equity (AnnuiChoice™)	1,316	32,512	30,951	64,779	19,697	(29,220)	112,745	(1,610)	101,612	166,391	407,561	573,952	2,111	(3,084)	12,298	11,325
Putnam VT International Equity (GrandMaster flex3™)	1,824	73,780	4,249	79,853	104,023	(31,920)	581,655	(314)	653,444	733,297	705,859	1,439,156	9,136	(2,708)	45,548	51,976
Putnam VT International Equity (Grandmaster™)	427	51,414	(25,135)	26,706	563	(154,516)	18,352	(101)	(135,702)	(108,996)	348,878	239,882	53	(14,982)	2,220	(12,709)
Putnam VT International Equity (IQ Annuity™)	377	77,052	(3,591)	73,838	8,020	(238,921)	108,331	(675)	(123,245)	(49,407)	762,351	712,944	743	(22,158)	10,291	(11,124)
Putnam VT International Equity (Pinnacleplus™)	(1,388)	5,401	26,139	30,152	42,752	(9,186)	104,932	(288)	138,210	168,362	100,512	268,874	3,268	(660)	8,115	10,723

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

22

	Increase (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 1B Shares (continued):
Putnam VT Small Cap Value (AnnuiChoice™)	$168,178	$237,963	$(231,854)	$174,287	$166,358	$(336,681)	$(546,529)	$(15,323)	$(732,175)	$(557,888)	$3,737,327	$3,179,439	10,091	(20,401)	(32,790)	(43,100)
Putnam VT Small Cap Value (GrandMaster flex3™)	28,423	72,902	(67,761)	33,564	100,173	(75,638)	11,471	(573)	35,433	68,997	880,298	949,295	7,390	(5,851)	3	1,542
Putnam VT Small Cap Value (Grandmaster™)	373,319	1,676,792	(1,685,879)	364,232	37,974	(1,648,966)	(1,192,769)	(1,971)	(2,805,732)	(2,441,500)	9,052,504	6,611,004	2,386	(102,437)	(73,671)	(173,722)
Putnam VT Small Cap Value (IQ Annuity™)	84,682	170,272	(251,430)	3,524	144,118	(601,824)	(1,063,252)	(1,763)	(1,522,721)	(1,519,197)	2,638,826	1,119,629	9,465	(39,443)	(74,214)	(104,192)
Putnam VT Small Cap Value (Pinnacleplus™)	13,495	11,745	(5,497)	19,743	180,808	(26,400)	7,375	(263)	161,520	181,263	232,641	413,904	12,182	(1,820)	416	10,778
Putnam VT Small Cap Value (IQ Advisor Enhanced™)	234	3	49	286	—	—	—	—	—	286	4,644	4,930	—	—	—	—
Putnam VT Small Cap Value (IQ Advisor Standard™)	102	2	22	126	—	—	(2)	—	(2)	124	1,923	2,047	—	—	—	—
Putnam VT The George Putnam Fund of Boston (AnnuiChoice™)	81	751	39	871	25,000	(907)	2,898	(164)	26,827	27,698	14,772	42,470	2,049	(87)	247	2,209
Putnam VT The George Putnam Fund of Boston (GrandMaster flex3™)	30	175	(35)	170	—	(1,212)	(1)	(8)	(1,221)	(1,051)	8,480	7,429	—	(103)	—	(103)
Putnam VT The George Putnam Fund of Boston (Grandmaster™)	110	296	(6)	400	—	(1,358)	9	(5)	(1,354)	(954)	16,672	15,718	—	(114)	—	(114)
Putnam VT The George Putnam Fund of Boston (IQ Annuity™)	624	1,491	31	2,146	772	(1,826)	(16,365)	(58)	(17,477)	(15,331)	92,367	77,036	64	(158)	(1,354)	(1,448)
Putnam VT The George Putnam Fund of Boston (Pinnacleplus™)	(49)	13	268	232	10,377	—	511	(26)	10,862	11,094	8,801	19,895	905	(2)	45	948
Putnam VT Voyager (AnnuiChoice™)	(258)	860	3,403	4,005	4,842	(6,181)	5,726	(332)	4,055	8,060	73,650	81,710	421	(538)	479	362
Putnam VT Voyager (GrandMaster flex3™)	(1,045)	2,354	3,423	4,732	700	—	(5,977)	(237)	(5,514)	(782)	122,883	122,101	59	(20)	(496)	(457)
Putnam VT Voyager (Grandmaster™)	(27)	553	(1,608)	(1,082)	—	(16,499)	(6,106)	(10)	(22,615)	(23,697)	29,974	6,277	—	(1,458)	(515)	(1,973)
Putnam VT Voyager (IQ Annuity™)	(189)	1,751	(1,397)	165	273	—	5,991	(12)	6,252	6,417	15,549	21,966	23	(1)	435	457
Putnam VT Voyager (Pinnacleplus™)	(620)	52	2,220	1,652	—	(29,526)	(5)	(109)	(29,640)	(27,988)	83,089	55,101	—	(2,726)	—	(2,726)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	(6,711)	30,102	98,335	121,726	139,521	(209,852)	1,450,145	(1,200)	1,378,614	1,500,340	471,451	1,971,791	9,347	(13,909)	96,254	91,692
Franklin Growth and Income Securities (AnnuiChoice™)	27,237	257,243	(244,215)	40,265	127,886	(155,664)	(807,090)	(8,889)	(843,757)	(803,492)	2,676,879	1,873,387	10,144	(12,982)	(63,008)	(65,846)
Franklin Growth and Income Securities (GrandMaster flex3™)	4,375	47,727	(43,723)	8,379	43,327	(207,565)	(120,503)	(842)	(285,583)	(277,204)	722,127	444,923	3,494	(16,244)	(9,635)	(22,385)
Franklin Growth and Income Securities (Grandmaster™)	9,065	48,019	(45,896)	11,188	2,110	(127,369)	(31,764)	(197)	(157,220)	(146,032)	724,021	577,989	165	(10,042)	(2,472)	(12,349)
Franklin Growth and Income Securities (IQ Annuity™)	16,230	262,952	(263,923)	15,259	65,724	(360,197)	(110,887)	(1,501)	(406,861)	(391,602)	1,989,561	1,597,959	5,204	(28,487)	(9,784)	(33,067)
Franklin Growth and Income Securities (Pinnacleplus™)	975	7,694	(4,214)	4,455	106,998	(20,249)	26,433	(150)	113,032	117,487	88,675	206,162	8,743	(1,664)	2,142	9,221
Franklin Income Securities (AnnuiChoice™)	155,350	167,745	(276,833)	46,262	725,904	(460,582)	1,690,826	(27,970)	1,928,178	1,974,440	3,722,849	5,697,289	51,583	(34,655)	119,432	136,360
Franklin Income Securities (GrandMaster flex3™)	86,607	108,030	(185,241)	9,396	1,758,403	(75,683)	628,860	(3,928)	2,307,652	2,317,048	2,233,510	4,550,558	124,633	(5,744)	45,529	164,418
Franklin Income Securities (Grandmaster™)	52,844	173,493	(235,195)	(8,858)	9,138	(480,418)	934,047	(634)	462,133	453,275	2,435,502	2,888,777	647	(34,158)	65,110	31,599
Franklin Income Securities (IQ Annuity™)	81,845	117,774	(161,883)	37,736	1,151,746	(359,946)	1,175,648	(3,379)	1,964,068	2,001,805	1,618,149	3,619,954	81,651	(25,739)	85,616	141,528
Franklin Income Securities (Pinnacleplus™)	10,350	17,966	(33,730)	(5,414)	878,812	(55,147)	47,383	(805)	870,243	864,829	630,031	1,494,860	69,809	(4,467)	3,791	69,133
Franklin Income Securities (IQ Advisor Enhanced™)	265	3	(198)	70	—	—	3	—	3	73	8,815	8,888	—	—	—	—
Franklin Large Cap Growth Securities (AnnuiChoice™)	(651)	3,511	(98)	2,762	16,334	(11,851)	91,139	(613)	95,009	97,771	138,306	236,077	1,311	(1,012)	7,356	7,655
Franklin Large Cap Growth Securities (GrandMaster flex3™)	(5,895)	56,731	(39,817)	11,019	100,234	(17,467)	(420,570)	(1,055)	(338,858)	(327,839)	870,086	542,247	8,104	(1,511)	(32,348)	(25,755)
Franklin Large Cap Growth Securities (Grandmaster™)	(1,065)	2,842	(2,181)	(404)	74	(29,911)	29,961	(41)	83	(321)	137,406	137,085	6	(2,423)	2,425	8
Franklin Large Cap Growth Securities (IQ Annuity™)	(2,200)	28,681	(20,292)	6,189	89,713	(87,925)	(51,065)	(1,028)	(50,305)	(44,116)	412,747	368,631	7,194	(7,255)	(3,320)	(3,381)
Franklin Large Cap Growth Securities (Pinnacleplus™)	(3,519)	10,179	(8,356)	(1,696)	66,763	(60,320)	(165,743)	(799)	(160,099)	(161,795)	461,769	299,974	5,952	(5,381)	(14,427)	(13,856)
Franklin Mutual Shares Securities (AnnuiChoice™)	(576)	172,629	155,959	328,012	122,629	(250,731)	1,290,195	(17,648)	1,144,445	1,472,457	2,443,431	3,915,888	9,015	(19,443)	94,115	83,687
Franklin Mutual Shares Securities (GrandMaster flex3™)	(12,592)	39,639	174,348	201,395	681,442	(92,303)	422,199	(1,098)	1,010,240	1,211,635	1,574,307	2,785,942	49,927	(6,793)	30,348	73,482
Franklin Mutual Shares Securities (IQ Annuity™)	(12,392)	123,937	60,989	172,534	295,555	(780,176)	688,474	(1,197)	202,656	375,190	1,889,274	2,264,464	21,736	(57,889)	50,265	14,112
Franklin Mutual Shares Securities (Pinnacleplus™)	(5,929)	5,240	64,506	63,817	541,290	(5,680)	18,185	(647)	553,148	616,965	426,038	1,043,003	42,273	(495)	1,418	43,196
Franklin Mutual Shares Securities (IQ Advisor Standard™)	37	22	611	670	7,500	—	4	—	7,504	8,174	—	8,174	670	—	—	670
Franklin Mutual Shares Securities(Grandmaster™)	(8,804)	134,938	35,383	161,517	867	(364,793)	713,146	(315)	348,905	510,422	1,691,787	2,202,209	61	(26,801)	51,026	24,286
Templeton Foriegn Securities Fund (GrandMaster flex3™)	(6,260)	78,381	60,218	132,339	110,448	(28,231)	364,307	(1,925)	444,599	576,938	1,001,745	1,578,683	7,672	(2,013)	25,328	30,987
Templeton Foriegn Securities Fund (Grandmaster™)	(854)	41,872	13,318	54,336	753	(69,752)	231,230	(152)	162,079	216,415	478,424	694,839	49	(4,710)	15,605	10,944
Templeton Foriegn Securities Fund (Pinnacleplus™)	(1,309)	7,451	16,483	22,625	91,468	(37,263)	62,146	(326)	116,025	138,650	177,662	316,312	6,668	(2,726)	4,399	8,341
Templeton Foreign Securities Fund (AnnuiChoice™)	1,359	40,858	82,860	125,077	83,014	(30,395)	585,943	(5,798)	632,764	757,841	924,230	1,682,071	5,547	(2,387)	38,620	41,780
Templeton Foriegn Securities Fund (IQ Advisor Standard™)	358	13	5,292	5,663	7,500	—	(4)	—	7,496	13,159	53,545	66,704	640	(1)	—	639
Templeton Growth Securities (AnnuiChoice™)	3,284	25,288	123,731	152,303	98,219	(180,382)	1,491,854	(10,272)	1,399,419	1,551,722	437,012	1,988,734	6,900	(13,249)	104,507	98,158
Templeton Growth Securities (GrandMaster flex3™)	(6,652)	56,980	77,641	127,969	401,353	(21,283)	252,627	(3,653)	629,044	757,013	1,271,083	2,028,096	28,086	(1,746)	17,459	43,799
Templeton Growth Securities (Grandmaster™)	(2,741)	57,238	19,930	74,427	640	(177,932)	248,278	(192)	70,794	145,221	907,017	1,052,238	43	(12,440)	17,484	5,087
Templeton Growth Securities (IQ Annuity™)	(5,050)	32,104	81,834	108,888	183,161	(247,584)	597,689	(683)	532,583	641,471	1,020,029	1,661,500	12,857	(17,263)	41,611	37,205
Templeton Growth Securities (Pinnacleplus™)	(2,332)	1,334	23,223	22,225	374,089	(5,274)	66,324	(111)	435,028	457,253	72,725	529,978	27,529	(402)	4,950	32,077

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

23

	Increase (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Van Kampen LIT Comstock (AnnuiChoice™)	$(1,599)	$63,321	$(27,952)	$33,770	$128,063	$(30,319)	$112,362	$(3,348)	$206,758	$240,528	$815,601	$1,056,129	9,032	(2,370)	7,976	14,638
Van Kampen LIT Comstock (GrandMaster flex3™)	(5,090)	88,545	(62,586)	20,869	34,776	(26,585)	17,691	(440)	25,442	46,311	872,183	918,494	2,498	(1,914)	1,110	1,694
Van Kampen LIT Comstock (Grandmaster™)	(1,665)	69,332	(48,407)	19,260	9,112	(141,038)	191,739	(96)	59,717	78,977	560,034	639,011	642	(10,005)	13,750	4,387
Van Kampen LIT Comstock (IQ Annuity™)	(6,457)	102,231	(84,528)	11,246	188,833	(50,569)	(523,133)	(998)	(385,867)	(374,621)	1,626,263	1,251,642	13,462	(3,688)	(38,439)	(28,665)
Van Kampen LIT Comstock (Pinnacleplus™)	(1,844)	6,605	4,377	9,138	94,764	(4,846)	48,007	(247)	137,678	146,816	137,506	284,322	7,438	(388)	3,709	10,759
Van Kampen LIT Emerging Growth (AnnuiChoice™)	(483)	1,143	2,559	3,219	1,500	(382)	357	(226)	1,249	4,468	52,498	56,966	122	(46)	(1)	75
Van Kampen LIT Emerging Growth (GrandMaster flex3™)	(1,075)	4,394	2,806	6,125	56,253	—	(38,561)	(20)	17,672	23,797	56,207	80,004	4,515	(2)	(2,973)	1,540
Van Kampen LIT Emerging Growth (Grandmaster™)	(762)	4,338	(2,431)	1,145	—	(1,916)	(19,213)	(6)	(21,135)	(19,990)	69,193	49,203	—	(150)	(1,671)	(1,821)
Van Kampen LIT Emerging Growth (IQ Annuity™)	(200)	1,357	(467)	690	4,189	(400)	(9,845)	(33)	(6,089)	(5,399)	16,239	10,840	330	(35)	(775)	(480)
Van Kampen LIT Emerging Growth (Pinnacleplus™)	(136)	11	654	529	—	—	2,022	—	2,022	2,551	6,438	8,989	—	—	185	185
Van Kampen LIT Emerging Growth (IQ Advisor Standard™)	(5)	1	258	254	—	—	3,797	—	3,797	4,051	—	4,051	—	—	365	365
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	21,280	2,575	696	24,551	35	(31,615)	54,003	(41)	22,382	46,933	283,609	330,542	2	(2,263)	3,388	1,127
Van Kampen UIF Emerging Markets Debt (IQ Annuity™)	26,816	(544)	3,214	29,486	186	(106,484)	35,128	(16)	(71,186)	(41,700)	269,625	227,925	14	(7,588)	2,875	(4,699)
Van Kampen UIF Emerging Markets Debt (Pinnacleplus™)	2,467	(350)	3,541	5,658	38,190	(3,519)	(10,727)	(65)	23,879	29,537	60,017	89,554	3,083	(299)	(995)	1,789
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	(5,425)	149,780	74,014	218,369	24,052	(140,330)	(17,947)	(4,470)	(138,695)	79,674	839,990	919,664	1,307	(7,739)	(1,848)	(8,280)
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	(5,640)	76,807	58,792	129,959	69,867	(13,196)	359,751	(1,029)	415,393	545,352	400,926	946,278	3,867	(676)	15,078	18,269
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	(866)	6,762	21,424	27,320	—	(18,938)	201,678	(41)	182,699	210,019	37,452	247,471	—	(936)	9,533	8,597
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	(11,713)	450,646	(86,971)	351,962	49,391	(87,855)	(790,641)	(1,019)	(830,124)	(478,162)	1,534,928	1,056,766	2,465	(4,923)	(39,645)	(42,103)
Van Kampen UIF Emerging Markets Equity (Pinnacleplus™)	(1,089)	554	24,928	24,393	8,409	—	16,615	(18)	25,006	49,399	63,734	113,133	481	(1)	983	1,463
Van Kampen UIF U. S. Real Estate (Pinnacleplus™)	(1,306)	27,485	17,724	43,903	116,359	(11,569)	(31,210)	(429)	73,151	117,054	296,149	413,203	7,417	(745)	(2,530)	4,142
Van Kampen UIF U.S. Real Estate (Grandmaster™)	(111)	109,592	14,896	124,377	98	(69,781)	128,642	(230)	58,729	183,106	732,231	915,337	5	(3,719)	7,240	3,526
Van Kampen UIF U.S. Real Estate (IQ Annuity™)	(140)	56,495	27,612	83,967	8,772	(110,079)	130,329	(202)	28,820	112,787	497,054	609,841	469	(6,099)	7,487	1,857
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard™)	317	977	4,738	6,032	—	—	(16)	—	(16)	6,016	37,577	43,593	—	—	—	—
Non-AffiliatedClass B:
Scudder VIT EAFE Equity Index (IQ Advisor Standard™) (July 22)**	921	39	(1,183)	(223)	—	—	(53,439)	—	(53,419)	(53,662)	53,662	—	—	—	(4,634)	(4,634)
Scudder VIT EAFE Equity Index (AnnuiChoice™) (July 22)**	20,410	166,478	(205,256)	(18,368)	114,389	(91,548)	(1,379,600)	(2,872)	(1,360,051)	(1,377,999)	1,377,999	—	9,565	(7,857)	(114,106)	(112,398)
Scudder VIT EAFE Equity Index (GrandMaster flex3™) (July 22)**	12,597	130,469	(151,702)	(8,636)	16,314	(19,200)	(1,056,840)	(2,793)	(1,062,877)	(1,071,155)	1,071,155	—	1,413	(1,957)	(91,086)	(91,630)
Scudder VIT EAFE Equity Index (Grandmaster™) (July 22)**	5,904	44,471	(53,032)	(2,657)	—	(42,719)	(307,720)	(36)	(350,543)	(353,132)	353,132	—	—	(3,684)	(26,524)	(30,208)
Scudder VIT EAFE Equity Index (IQ3™) (July 22)**	29,655	398,153	(499,846)	(72,038)	15,650	(641,702)	(3,494,226)	(781)	(4,119,426)	(4,193,097)	4,193,097	—	1,311	(54,942)	(297,844)	(351,475)
Scudder VIT EAFE Equity Index (Pinnacleplus™) (July 22)**	5,168	43,987	(60,886)	(11,731)	8,928	(27,795)	(389,468)	(370)	(408,612)	(420,436)	420,436	—	652	(2,045)	(28,876)	(30,269)
Scudder VIT Equity 500 Index (AnnuiChoice™)	2,613	52,204	(5,819)	48,998	160,924	(56,542)	(130,467)	(3,887)	(29,972)	19,026	1,527,748	1,546,774	14,296	(5,403)	(11,586)	(2,693)
Scudder VIT Equity 500 Index (GrandMaster flex3™)	(4,774)	74,963	(17,680)	52,509	70,781	(235,959)	49,132	(2,499)	(118,545)	(66,036)	1,843,089	1,777,053	6,652	(21,962)	4,832	(10,478)
Scudder VIT Equity 500 Index (Grandmaster™)	(1,630)	44,248	33,857	76,475	49,791	(75,751)	1,453,785	(406)	1,427,419	1,503,894	1,007,826	2,511,720	4,603	(6,991)	133,111	130,723
Scudder VIT Equity 500 Index (IQ3™)	(3,138)	111,632	(53,067)	55,427	49,311	(553,065)	(2,357,229)	(1,966)	(2,862,949)	(2,807,522)	5,553,296	2,745,774	6,001	(51,005)	(207,131)	(252,135)
Scudder VIT Equity 500 Index (Pinnacleplus™)	(771)	996	5,624	5,849	26,622	(1,606)	34,176	(93)	59,099	64,948	125,619	190,567	2,261	(140)	2,882	5,003
Scudder VIT Equity 500 Index (IQ Advisor Standard™)	697	7	3,098	3,802	—	—	41	—	41	3,843	100,208	104,051	—	—	—	—
Scudder VIT Small Cap Index (AnnuiChoice™)	(2,048)	47,644	(46,427)	(831)	222,254	(49,220)	(215,177)	(4,064)	(46,208)	(47,038)	760,704	713,666	17,402	(4,476)	(18,162)	(5,236)
Scudder VIT Small Cap Index (GrandMaster flex3™)	(2,672)	10,552	930	8,810	18,846	(9,386)	24,141	(664)	32,937	41,747	267,291	309,038	1,525	(818)	2,026	2,733
Scudder VIT Small Cap Index (Grandmaster™)	(600)	(4,200)	773	(4,027)	—	(6,305)	84,073	(24)	77,744	73,717	24,343	98,060	—	(536)	6,692	6,156
Scudder VIT Small Cap Index (IQ3™)	(10,583)	31,689	(88,340)	(67,234)	15,956	(736,049)	93,756	(6,799)	(633,136)	(700,370)	1,381,334	680,964	2,993	(62,581)	3,032	(56,556)
Scudder VIT Small Cap Index (Pinnacleplus™)	(1,873)	6,923	108	5,158	11,370	(4,063)	(2,884)	(347)	4,076	9,234	171,721	180,955	901	(323)	(186)	392

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

24

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2004

	Increase (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™) (November 22)*	$8	$—	$6	$14	$1,500	$—	$(3)	$(1)	$1,496	$1,510	$—	$1,510	147	—	—	147
Touchstone Aggressive ETF (GrandMaster flex3™) (November 22)*	79	—	248	327	16,495	—	—	—	16,495	16,822	—	16,822	1,638	—	—	1,638
Touchstone Aggressive ETF (Grandmaster™) (November 22)*	579	1	245	825	—	(372)	113,893	—	113,521	114,346	—	114,346	—	(37)	11,171	11,134
Touchstone Aggressive ETF (IQ Annuity™) (November 22)*	24	—	7	31	—	—	4,816	—	4,816	4,847	—	4,847	—	—	472	472
Touchstone Aggressive ETF (IQ Advisor Standard™) (July 22)*	62	2	1,295	1,359	15,000	—	(6)	—	14,994	16,353	—	16,353	1,510	—	—	1,510
Touchstone Balanced (AnnuiChoice™)	(3,826)	78,363	101,720	176,257	25,427	(132,787)	275,986	(14,842)	153,784	330,041	1,848,489	2,178,530	2,332	(13,197)	25,277	14,412
Touchstone Balanced (GrandMaster flex3™)	(2,096)	16,848	50,884	65,636	644,349	(26,748)	34,458	(1,326)	650,733	716,369	295,435	1,011,804	58,434	(2,455)	3,003	58,982
Touchstone Balanced (Grandmaster™) (May 1)*	149	2	891	1,042	3,862	—	50,278	—	54,140	55,182	—	55,182	384	—	4,716	5,100
Touchstone Balanced (IQ Annuity™)	(4,177)	33,419	86,113	115,355	541,879	(106,269)	227,441	(1,842)	661,209	776,564	850,821	1,627,385	49,262	(9,728)	20,466	60,000
Touchstone Balanced (Pinnacleplus™)	(1,202)	2,753	13,848	15,399	208,375	(4,528)	(3,852)	(617)	199,378	214,777	17,695	232,472	18,723	(458)	(180)	18,085
Touchstone Baron Small Cap (AnnuiChoice™)	(21,510)	284,381	234,428	497,299	28,837	(174,032)	155,925	(14,849)	(4,119)	493,180	1,974,106	2,467,286	2,546	(15,504)	10,725	(2,233)
Touchstone Baron Small Cap (GrandMaster flex3™)	(12,863)	74,953	130,523	192,613	172,343	(30,981)	23,330	(1,455)	163,237	355,850	669,975	1,025,825	15,514	(2,938)	1,270	13,846
Touchstone Baron Small Cap (Grandmaster™) (May 1)*	(420)	508	16,368	16,456	1,931	(3,449)	113,399	(3)	111,878	128,334	—	128,334	200	(313)	10,998	10,885
Touchstone Baron Small Cap (IQ Annuity™)	(33,281)	289,604	257,855	514,178	283,028	(185,954)	100,668	(860)	196,882	711,060	1,881,718	2,592,778	23,034	(15,134)	7,723	15,623
Touchstone Baron Small Cap (Pinnacleplus™)	(2,682)	1,193	39,609	38,120	181,967	(3,199)	11,969	(427)	190,310	228,430	20,523	248,953	15,401	(299)	988	16,090
Touchstone Baron Small Cap (IQ Advisor Enhanced™) (January 16)*	(6)	—	440	434	4,212	—	6	—	4,218	4,652	—	4,652	377	—	—	377
Touchstone Baron Small Cap (IQ Advisor Standard™) (January 16)*	(52)	4	4,773	4,725	57,228	—	21	—	57,249	61,974	—	61,974	5,010	—	—	5,010
Touchstone Conservative ETF (GrandMaster flex3™) (November 22)*	814	—	(681)	133	11,250	—	50,258	—	61,508	61,641	—	61,641	1,111	—	4,956	6,067
Touchstone Conservative ETF (IQ Annuity™) (November 22)*	—	—	—	—	10,000	—	(3)	—	9,997	9,997	—	9,997	984	—	—	984
Touchstone Conservative ETF (AnnuiChoice™) (November 22)*	1,292	—	(191)	1,101	—	—	99,718	(113)	99,605	100,706	—	100,706	—	(11)	9,923	9,912
Touchstone Core Bond (AnnuiChoice™)	61,526	(34,091)	24,322	51,757	29,520	(236,506)	(242,720)	(15,328)	(465,034)	(413,277)	2,548,836	2,135,559	2,697	(22,064)	(20,983)	(40,350)
Touchstone Core Bond (GrandMaster flex3™)	20,085	(8,066)	(1,999)	10,020	94,613	(135,451)	(16,176)	(3,421)	(60,435)	(50,415)	892,166	841,751	8,879	(13,215)	(1,684)	(6,020)
Touchstone Core Bond (Grandmaster™) (May 1)*	708	—	(675)	33	—	—	18,173	—	18,173	18,206	—	18,206	—	—	1,771	1,771
Touchstone Core Bond (IQ Annuity™)	19,762	(19,410)	17,288	17,640	95,991	(209,018)	(135,909)	(1,023)	(249,959)	(232,319)	1,137,213	904,894	8,817	(19,041)	(12,170)	(22,394)
Touchstone Core Bond (Pinnacleplus™)	5,838	(358)	(4,009)	1,471	180,479	(7,193)	11,460	(874)	183,872	185,343	34,012	219,355	17,905	(813)	1,154	18,246
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	(3,214)	170,663	(53,550)	113,899	10,048	(94,030)	(656,666)	(6,470)	(747,118)	(633,219)	1,504,302	871,083	1,371	(13,551)	(87,650)	(99,830)
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	(2,984)	15,412	47,493	59,921	(55)	(28,892)	423	(1,717)	(30,241)	29,680	476,017	505,697	—	(3,091)	128	(2,963)
Touchstone Eagle Capital Appreciation (Grandmaster™) (May 1)*	23	1	527	551	—	—	4,268	—	4,268	4,819	—	4,819	—	—	422	422
Touchstone Eagle Capital Appreciation (IQ Annuity™)	(5,742)	117,394	(40,600)	71,052	26,435	(189,942)	(53,810)	(564)	(217,881)	(146,829)	569,406	422,577	3,566	(24,307)	(5,911)	(26,652)
Touchstone Eagle Capital Appreciation (Pinnacleplus™)	(741)	1,248	19,566	20,073	36,106	(26,562)	116,269	(246)	125,567	145,640	23,933	169,573	3,242	(2,375)	10,526	11,393
Touchstone Emerging Growth (AnnuiChoice™)	120,214	203,819	(35,321)	288,712	96,338	(98,201)	143,351	(14,121)	127,367	416,079	2,464,624	2,880,703	8,612	(10,105)	13,466	11,973
Touchstone Emerging Growth (GrandMaster flex3™)	81,491	247,503	(108,138)	220,856	355,219	(28,593)	172,056	(3,262)	495,420	716,276	1,472,399	2,188,675	31,266	(2,814)	17,766	46,218
Touchstone Emerging Growth (Grandmaster™) (May 1)*	1,460	25	1,883	3,368	—	(785)	30,801	(4)	30,012	33,380	—	33,380	—	(80)	3,188	3,108
Touchstone Emerging Growth (IQ Annuity™)	31,590	132,196	(59,757)	104,029	120,782	(125,833)	207,890	(856)	201,983	306,012	593,415	899,427	10,459	(11,143)	20,388	19,704
Touchstone Emerging Growth (Pinnacleplus™)	6,095	1,030	4,429	11,554	111,880	(1,260)	16,270	(549)	126,341	137,895	25,292	163,187	9,351	(151)	1,413	10,613
Touchstone Enhanced Dividend 30 (AnnuiChoice™)	4,146	178	6,198	10,522	48,532	(66,305)	152,320	(1,182)	133,365	143,887	157,154	301,041	5,201	(7,485)	16,370	14,086
Touchstone Enhanced Dividend 30 (GrandMaster flex3™)	17,007	49,141	3,781	69,929	210,285	(16,512)	412,154	(3,039)	602,888	672,817	719,847	1,392,664	21,116	(1,984)	43,195	62,327
Touchstone Enhanced Dividend 30 (Grandmaster™) (May 1)*	420	188	1,282	1,890	—	—	27,856	(41)	27,815	29,705	—	29,705	—	(4)	2,809	2,805
Touchstone Enhanced Dividend 30 (IQ Annuity™)	2,056	15,614	(7,526)	10,144	28,889	(35,891)	8,615	(359)	1,254	11,398	212,169	223,567	3,074	(3,876)	1,187	385
Touchstone Enhanced Dividend 30 (Pinnacleplus™)	1,309	(21)	4,358	5,646	113,798	—	6,473	(487)	119,784	125,430	—	125,430	10,353	(44)	579	10,888
Touchstone Enhanced ETF (AnnuiChoice™) (November 22)*	8	—	35	43	2,800	—	3	—	2,803	2,846	—	2,846	271	—	—	271
Touchstone Enhanced ETF (Grandmaster™) (November 22)*	46	1	411	458	—	(405)	23,100	—	22,695	23,153	—	23,153	—	(39)	2,244	2,205
Touchstone Enhanced ETF (IQ Annuity™) (November 22)*	3	—	(3)	—	—	—	1,071	—	1,071	1,071	—	1,071	—	—	102	102
Touchstone Enhanced ETF (IQ Advisor Enhanced™) (July 22)*	70	3	2,599	2,672	33,699	—	(17)	—	33,682	36,354	—	36,354	3,220	—	—	3,220
Touchstone Enhanced ETF (IQ Advisor Standard™) (July 22)*	778	7	3,969	4,754	—	—	262,920	—	262,920	267,674	—	267,674	—	—	23,688	23,688
Touchstone Growth & Income (AnnuiChoice™)	809	36,520	(19,730)	17,599	12,267	(31,176)	(308,633)	(3,017)	(330,559)	(312,960)	619,810	306,850	1,209	(3,272)	(30,619)	(32,682)
Touchstone Growth & Income (GrandMaster flex3™)	1,501	7,056	12,541	21,098	16,971	(14,731)	108,742	(2,183)	108,799	129,897	183,155	313,052	1,597	(1,631)	10,130	10,096
Touchstone Growth & Income (Grandmaster™) (May 1)*	1,280	(3)	(485)	792	—	(400)	75,247	—	74,847	75,639	—	75,639	—	(37)	6,970	6,933
Touchstone Growth & Income (IQ Annuity™)	1,742	21,775	10,388	33,905	59,539	(53,971)	5,643	(220)	10,991	44,896	391,354	436,250	5,537	(5,042)	514	1,009
Touchstone Growth & Income (Pinnacleplus™)	435	1,587	6,582	8,604	52,473	(3,414)	13,069	(127)	62,001	70,605	60,105	130,710	4,526	(307)	1,105	5,324
Touchstone High Yield (AnnuiChoice™)	51,764	(38,621)	34,598	47,741	13,424	(68,794)	(68,048)	(5,199)	(128,617)	(80,876)	933,196	852,320	1,037	(5,746)	(6,972)	(11,681)
Touchstone High Yield (GrandMaster flex3™)	82,595	(18,424)	51,734	115,905	292,980	(50,042)	(863,192)	(2,500)	(622,754)	(506,849)	2,005,068	1,498,219	24,002	(4,323)	(70,986)	(51,307)
Touchstone High Yield (Grandmaster™)	67,017	506	(53,374)	14,149	16,854	(5,308)	945,341	(34)	956,853	971,002	—	971,002	1,596	(505)	89,912	91,003
Touchstone High Yield (IQ Annuity™)	93,463	(71,738)	63,596	85,321	1,125,470	(781,182)	(335,809)	(1,270)	7,209	92,530	1,634,063	1,726,593	89,407	(62,154)	(30,069)	(2,816)

See accompanying notes.

* - 2004 inception date of division.

** - 2004 closing date of division.

25

	Increase (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone High Yield (Pinnacleplus™)	$17,681	$1,105	$1,792	$20,578	$140,514	$(755)	$(24,795)	$(614)	$114,350	$134,928	$173,642	$308,570	13,119	(125)	(2,314)	10,680
Touchstone Moderate ETF (AnnuiChoice™) (November 22)*	1,048	510	3,642	5,200	30,600	(883)	195,742	(476)	224,983	230,183	—	230,183	3,033	(134)	19,536	22,435
Touchstone Moderate ETF (GrandMaster flex3™) (November 22)*	1,839	3	3,424	5,266	306,684	—	72,733	—	379,417	384,683	—	384,683	30,392	—	7,138	37,530
Touchstone Moderate ETF (Grandmaster™) (November 22)*	247	—	305	552	—	—	48,658	(30)	48,628	49,180	—	49,180	—	(3)	4,801	4,798
Touchstone Moderate ETF (IQ Annuity™) (November 22)*	277	—	746	1,023	34,434	—	46,687	(21)	81,100	82,123	—	82,123	3,362	(2)	4,652	8,012
Touchstone Moderate ETF (IQ Advisor Enhanced™) (July 22)*	58	—	440	498	12,637	—	(5)	—	12,632	13,130	—	13,130	1,226	—	—	1,226
Touchstone Moderate ETF (IQ Advisor Standard™) (July 22)*	324	3	3,796	4,123	72,869	—	(12)	—	72,857	76,980	—	76,980	7,181	—	—	7,181
Touchstone Money Market (AnnuiChoice™)	556	—	—	556	—	(674)	(13,341)	(1,147)	(15,162)	(14,606)	181,793	167,187	—	(179)	(1,307)	(1,486)
Touchstone Third Avenue Value (AnnuiChoice™)	(45,194)	929,885	415,257	1,299,948	160,713	(412,079)	445,235	(40,268)	153,601	1,453,549	5,603,318	7,056,867	12,435	(33,861)	26,132	4,706
Touchstone Third Avenue Value (GrandMaster flex3™)	(25,021)	211,073	326,212	512,264	764,625	(61,732)	649,365	(3,188)	1,349,070	1,861,334	1,608,571	3,469,905	66,235	(5,771)	52,727	113,191
Touchstone Third Avenue Value (Grandmaster™) (May 1)*	(203)	2,731	23,418	25,946	5,600	(22,841)	267,721	(17)	250,463	276,409	—	276,409	516	(2,043)	24,258	22,731
Touchstone Third Avenue Value (IQ Annuity™)	(72,911)	1,211,833	88,319	1,227,241	507,314	(607,667)	(16,127)	(4,560)	(121,040)	1,106,201	6,033,286	7,139,487	42,374	(50,996)	(16,323)	(24,945)
Touchstone Third Avenue Value (Pinnacleplus™)	(5,839)	2,457	105,596	102,214	401,175	(3,314)	184,228	(588)	581,501	683,715	76,847	760,562	31,022	(290)	14,168	44,900
Touchstone Third Avenue Value (IQ Advisor Standard™) (January 16)*	84	3	3,794	3,881	57,228	—	1	—	57,229	61,110	—	61,110	5,131	—	—	5,131
Touchstone Value Plus (AnnuiChoice™)	(4,093)	102,992	18,328	117,227	18,006	(179,696)	(220,212)	(7,753)	(389,655)	(272,428)	1,522,693	1,250,265	2,164	(20,349)	(23,896)	(42,081)
Touchstone Value Plus (GrandMaster flex3™)	(3,424)	50,169	(20,538)	26,207	8,432	(35,893)	(132,131)	(907)	(160,499)	(134,292)	420,767	286,475	876	(3,769)	(13,331)	(16,224)
Touchstone Value Plus (Grandmaster™) (May 1)*	168	44	7,230	7,442	7,725	(658)	78,309	(7)	85,369	92,811	—	92,811	769	(65)	7,803	8,507
Touchstone Value Plus (IQ Annuity™)	(5,885)	89,679	(16,821)	66,973	51,188	(93,864)	(28,444)	(690)	(71,810)	(4,837)	824,891	820,054	5,667	(10,516)	(3,243)	(8,092)
Touchstone Value Plus (Pinnacleplus™)	(25)	49	1,637	1,661	9,855	(176)	7,138	(12)	16,805	18,466	3,357	21,823	883	(17)	642	1,508
Non-Affiliated:
JP Morgan Bond (AnnuiChoice™)	25,172	(11,907)	11,173	24,438	98,138	(37,714)	(680,966)	(3,123)	(623,665)	(599,227)	1,243,312	644,085	8,912	(3,745)	(62,088)	(56,921)
JP Morgan Bond (GrandMaster flex3™)	77,585	(49,005)	(1,160)	27,420	215,464	(41,999)	(138,172)	(4,422)	30,871	58,291	1,522,837	1,581,128	19,858	(4,322)	(13,965)	1,571
JP Morgan Bond (Grandmaster™) (May 1)*	(246)	189	1,375	1,318	—	(6,448)	93,064	(9)	86,607	87,925	—	87,925	—	(637)	9,124	8,487
JP Morgan Bond (IQ3™)	64,857	4,878	(23,149)	46,586	129,171	(487,808)	(200,945)	(1,352)	(560,934)	(514,348)	2,017,605	1,503,257	11,790	(44,725)	(18,350)	(51,285)
JP Morgan Bond (Pinnacleplus™)	6,028	(1,466)	(774)	3,788	190,557	(8,543)	66,179	(210)	247,983	251,771	20,496	272,267	18,987	(881)	6,551	24,657
JP Morgan Bond (IQ Advisor Standard™) (January 16)*	(21)	—	266	245	45,958	—	20	—	45,978	46,223	—	46,223	4,514	—	—	4,514
JP Morgan International Equity (AnnuiChoice™)	(308)	3,499	10,713	13,904	631	(890)	65,714	(467)	64,988	78,892	22,951	101,843	57	(119)	6,063	6,001
JP Morgan International Equity (GrandMaster flex3™)	(1,881)	19,551	11,228	28,898	39,176	(10,057)	(21,900)	(327)	6,892	35,790	174,366	210,156	3,746	(954)	(2,195)	597
JP Morgan International Equity (Grandmaster™) (May 1)*	(101)	3	3,439	3,341	—	—	54,180	—	54,180	57,521	—	57,521	—	—	4,929	4,929
JP Morgan International Equity (IQ3™)	(3,057)	9,354	20,303	26,600	79,748	(591,885)	620,798	(147)	108,514	135,114	217,382	352,496	7,628	(54,377)	54,879	8,130
JP Morgan International Equity (Pinnacleplus™)	(114)	65	1,572	1,523	8,925	(439)	2,620	(31)	11,075	12,598	1,404	14,002	716	(38)	215	893
JP Morgan Mid Cap Value (AnnuiChoice™)	357	71,316	13,244	84,917	33,791	(79,251)	168,707	(4,557)	118,690	203,607	341,189	544,796	2,733	(6,370)	13,216	9,579
JP Morgan Mid Cap Value (GrandMaster flex3™)	(4,309)	26,574	81,187	103,452	51,201	(54,704)	136,454	(2,094)	130,857	234,309	494,435	728,744	4,189	(4,828)	10,745	10,106
JP Morgan Mid Cap Value (Grandmaster™) (May 1)*	(667)	1,869	12,293	13,495	1,504	(14,119)	200,199	(13)	187,571	201,066	—	201,066	146	(1,278)	18,616	17,484
JP Morgan Mid Cap Value (IQ3™)	(1,895)	68,993	145,354	212,452	94,088	(101,683)	879,608	(1,373)	870,640	1,083,092	666,589	1,749,681	7,503	(8,219)	68,873	68,157
JP Morgan Mid Cap Value (Pinnacleplus™)	(1,769)	1,796	36,034	36,061	76,092	(9,085)	83,974	(108)	150,873	186,934	109,240	296,174	6,343	(763)	6,901	12,481
Affiliated Initial Class:
Touchstone Money Market (GrandMaster flex3™)	(60)	—	—	(60)	—	—	(86,338)	—	(86,338)	(86,398)	86,398	—	—	—	(8,692)	(8,692)
Touchstone Money Market (IQ Annuity™)	(7,596)	—	—	(7,596)	195,436	(5,626,352)	2,679,639	(1,157)	(2,752,434)	(2,760,030)	3,794,704	1,034,674	19,554	(562,518)	267,615	(275,349)
Touchstone Money Market ETF (IQ Advisor Standard™) (November 22)*	51	—	—	51	250,000	—	(250,051)	—	(51)	—	—	—	24,893	—	(24,893)	—
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	293,343	(307,186)	3,954,116	3,940,273	282,965	(6,903,154)	(2,757,563)	(18,915)	(9,396,667)	(5,456,394)	46,745,638	41,289,244	6,543	(159,475)	(63,822)	(216,754)
Fidelity VIP Growth (Grandmaster™)	(327,709)	(6,556,843)	7,208,937	324,385	191,043	(4,844,454)	(2,924,115)	(15,854)	(7,593,380)	(7,268,995)	34,226,139	26,957,144	3,846	(100,035)	(60,393)	(156,582)
Fidelity VIP High Income (Grandmaster™)	732,060	549,463	(451,265)	830,258	69,133	(2,314,169)	(3,163,421)	(3,399)	(5,411,856)	(4,581,598)	14,454,739	9,873,141	4,584	(151,809)	(211,665)	(358,890)
Fidelity VIP II Asset Manager (Grandmaster™)	225,170	(1,047,919)	1,644,370	821,621	118,669	(3,105,098)	3,021,796	(10,224)	25,143	846,764	18,515,276	19,362,040	3,886	(103,223)	102,426	3,089
Fidelity VIP II Asset Manager: Growth (Grandmaster™) (May 7)**	90,295	(1,144,472)	1,042,388	(11,789)	21,728	(213,988)	(4,909,560)	(1,134)	(5,102,954)	(5,114,743)	5,114,743	—	1,172	(11,389)	(265,808)	(276,025)
Fidelity VIP II Contrafund (Grandmaster™)	(299,619)	1,484,191	2,604,805	3,789,377	188,654	(4,757,945)	(654,768)	(15,816)	(5,239,875)	(1,450,498)	31,160,483	29,709,985	6,514	(163,822)	(23,459)	(180,767)
Fidelity VIP II Index 500 (Grandmaster™)	14,954	(1,557,597)	3,395,296	1,852,653	93,528	(2,909,520)	(3,087,892)	(11,071)	(5,914,955)	(4,062,302)	25,304,036	21,241,734	3,588	(112,486)	(119,691)	(228,589)
Fidelity VIP II Index 500 (IQ Annuity™)	971	(47,018)	170,775	124,728	5,865	(395,405)	(298,759)	(1,469)	(689,768)	(565,040)	1,956,207	1,391,167	683	(45,802)	(34,789)	(79,908)
Fidelity VIP II Investment Grade Bond (Grandmaster™)	896,515	92,611	(560,432)	428,694	52,381	(2,452,161)	(4,255,130)	(4,648)	(6,659,558)	(6,230,864)	18,340,889	12,110,025	1,873	(87,595)	(151,996)	(237,718)
Fidelity VIP II Investment Grade Bond (IQ Annuity™)	138,452	35,961	(109,570)	64,843	83,572	(721,462)	(66,201)	(396)	(704,487)	(639,644)	2,443,448	1,803,804	6,332	(53,726)	(5,028)	(52,422)

See accompanying notes.

* - 2004 inception date of division.

** - 2004 closing date of division.

26

	Increase (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Initial Class (continued):
Fidelity VIP III Balanced (Grandmaster™)	$22,579	$23,052	$65,256	$110,887	$13,075	$(513,165)	$(68,179)	$(1,375)	$(569,644)	$(458,757)	$3,155,659	$2,696,902	999	(39,395)	(4,872)	(43,268)
Fidelity VIP III Growth & Income (Grandmaster™)	(44,769)	(457,831)	922,661	420,061	28,031	(1,797,757)	4,476,044	(4,852)	2,701,466	3,121,527	8,075,285	11,196,812	1,978	(125,216)	308,165	184,927
Fidelity VIP III Growth Opportunities (Grandmaster™)	(27,751)	(155,601)	358,894	175,542	8,184	(506,804)	(308,553)	(2,363)	(809,536)	(633,994)	3,869,128	3,235,134	801	(49,497)	(30,243)	(78,939)
Fidelity VIP Overseas (Grandmaster™)	(17,489)	694,411	459,531	1,136,453	39,714	(1,812,405)	50,525	(5,558)	(1,727,724)	(591,271)	11,057,886	10,466,615	1,841	(83,972)	1,761	(80,370)
Affiliated Service Class:
Touchstone Money Market (AnnuiChoice™)	4,139	—	—	4,139	209,958	(2,553,805)	2,113,334	(32,871)	(263,384)	(259,245)	4,681,458	4,422,213	23,881	(262,180)	211,879	(26,420)
Touchstone Money Market (GrandMaster flex3™)	(12,226)	—	—	(12,226)	3,562,146	(172,368)	(3,686,176)	(5,439)	(301,837)	(314,063)	1,434,200	1,120,137	359,916	(18,827)	(372,054)	(30,965)
Touchstone Money Market (Grandmaster™)	(7,217)	—	—	(7,217)	1,702,701	(12,614,163)	6,589,764	(4,157)	(4,325,855)	(4,333,072)	12,229,631	7,896,559	170,982	(1,267,013)	661,420	(434,611)
Touchstone Money Market (IQ Annuity™)	(346)	—	—	(346)	(1)	(55,220)	(37,259)	(331)	(92,811)	(93,157)	334,438	241,281	—	(5,547)	(3,726)	(9,273)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity™)	7,065	35,477	113,601	156,143	42,166	(295,427)	45,541	(546)	(208,266)	(52,123)	1,783,922	1,731,799	4,187	(28,699)	4,276	(20,236)
Fidelity VIP Growth (IQ Annuity™)	(28,167)	71,765	(19,194)	24,404	69,498	(557,099)	(8,346)	(1,153)	(497,100)	(472,696)	2,605,995	2,133,299	8,583	(73,041)	1,728	(62,730)
Fidelity VIP High Income (IQ Annuity™)	379,971	(172,332)	(157,225)	50,414	25,685	(1,149,207)	(1,750,025)	(657)	(2,874,204)	(2,823,790)	5,142,851	2,319,061	3,033	(136,391)	(220,261)	(353,619)
Fidelity VIP II Asset Manager (IQ Annuity™)	4,405	7,132	1,017	12,554	277	(84,474)	40,142	(255)	(44,310)	(31,756)	343,959	312,203	28	(8,708)	4,212	(4,468)
Fidelity VIP II Asset Manager: Growth (IQ Annuity™) (May 7)**	1,318	676	(2,459)	(465)	—	(2,932)	(75,380)	(24)	(78,336)	(78,801)	78,801	—	—	(351)	(9,166)	(9,517)
Fidelity VIP II Contrafund (IQ Annuity™)	(25,756)	350,425	(21,187)	303,482	7,552	(272,049)	(187,472)	(1,213)	(453,182)	(149,700)	2,627,933	2,478,233	706	(24,937)	(18,446)	(42,677)
Fidelity VIP III Balanced (IQ Annuity™)	2,709	12,584	(1,277)	14,016	23,365	(55,521)	(68,158)	(222)	(100,536)	(86,520)	449,158	362,638	2,518	(5,746)	(7,211)	(10,439)
Fidelity VIP III Growth & Income (IQ Annuity™)	(4,011)	(5,016)	41,124	32,097	250	(60,118)	(131,694)	(393)	(191,955)	(159,858)	922,904	763,046	28	(6,667)	(14,498)	(21,137)
Fidelity VIP III Growth Opportunities (IQ Annuity™)	(2,306)	(2,745)	16,627	11,576	11,023	(29,238)	(53,588)	(184)	(71,987)	(60,411)	290,612	230,201	1,666	(4,331)	(8,084)	(10,749)
Fidelity VIP III Mid Cap (Grandmaster™)	(87,055)	1,588,353	(236,959)	1,264,339	12,306	(1,492,851)	(2,453,444)	(1,803)	(3,935,792)	(2,671,453)	9,478,440	6,806,987	589	(69,977)	(128,052)	(197,440)
Fidelity VIP III Mid Cap (IQ Annuity™)	(40,563)	236,540	354,249	550,226	30,992	(962,823)	501,740	(702)	(430,793)	119,433	2,750,714	2,870,147	1,419	(44,820)	23,564	(19,837)
Fidelity VIP Overseas (IQ Annuity™)	(281)	47,542	(16,142)	31,119	27,552	(84,855)	(88,049)	(119)	(145,471)	(114,352)	429,324	314,972	3,062	(8,962)	(9,905)	(15,805)
MFS Capital Opportunities (AnnuiChoice™)	(3,975)	(6,679)	75,681	65,027	5,121	(93,232)	432,874	(2,353)	342,410	407,437	178,201	585,638	836	(14,784)	68,113	54,165
MFS Capital Opportunities (GrandMaster flex3™)	(4,913)	21,477	22,198	38,762	15,591	(10,985)	89,429	(407)	93,628	132,390	267,975	400,365	1,640	(1,172)	9,632	10,100
MFS Capital Opportunities (Grandmaster™)	(7,190)	57,044	4,101	53,955	600	(149,019)	115,081	(158)	(33,496)	20,459	564,312	584,771	80	(21,372)	16,139	(5,153)
MFS Capital Opportunities (IQ Annuity™)	(14,269)	(42,878)	178,887	121,740	4,214	(156,929)	136,642	(570)	(16,643)	105,097	1,048,622	1,153,719	671	(24,584)	23,177	(736)
MFS Capital Opportunities (Pinnacleplus™)	(1,207)	555	8,837	8,185	10,500	(17,216)	84,203	(167)	77,320	85,505	15,956	101,461	931	(1,601)	7,713	7,043
MFS Emerging Growth (AnnuiChoice™)	(2,970)	57,688	(32,915)	21,803	10,670	(19,600)	(125,319)	(1,704)	(135,953)	(114,150)	334,624	220,474	1,884	(3,619)	(21,345)	(23,080)
MFS Emerging Growth (GrandMaster flex3™)	(1,288)	8,407	(443)	6,676	48,956	(8,735)	(113,918)	(32)	(73,729)	(67,053)	129,562	62,509	4,932	(879)	(11,651)	(7,598)
MFS Emerging Growth (Grandmaster™)	(2,651)	8,909	2,393	8,651	913	(32,802)	91,700	(63)	59,748	68,399	96,731	165,130	129	(4,817)	12,487	7,799
MFS Emerging Growth (IQ Annuity™)	(15,661)	(26,987)	153,778	111,130	28,276	(117,566)	(272,571)	(468)	(362,329)	(251,199)	1,074,185	822,986	5,695	(23,495)	(50,245)	(68,045)
MFS Emerging Growth (Pinnacleplus™)	(218)	73	1,155	1,010	7,875	(354)	2	(4)	7,519	8,529	6,584	15,113	696	(32)	—	664
MFS Investors Growth Stock (AnnuiChoice™)	(8,244)	6,292	71,131	69,179	21,493	(15,544)	297,151	(4,847)	298,253	367,432	571,163	938,595	2,810	(2,576)	37,652	37,886
MFS Investors Growth Stock (GrandMaster flex3™)	(8,470)	28,213	26,622	46,365	13,053	(5,675)	73,185	(502)	80,061	126,426	488,278	614,704	1,442	(660)	8,165	8,947
MFS Investors Growth Stock (Grandmaster™)	(1,981)	6,372	80	4,471	2,055	(9,594)	43,989	(70)	36,380	40,851	79,438	120,289	282	(1,311)	5,466	4,437
MFS Investors Growth Stock (IQ Annuity™)	(9,817)	57,700	(8,151)	39,732	46,135	(149,195)	(687,412)	(524)	(790,996)	(751,264)	1,263,718	512,454	7,616	(24,371)	(110,984)	(127,739)
MFS Investors Growth Stock (Pinnacleplus™)	(1,442)	(3)	14,020	12,575	33,319	(2,216)	112,641	(79)	143,665	156,240	—	156,240	3,263	(225)	11,025	14,063
MFS Investors Trust (AnnuiChoice™) (May 7)**	379	17,574	(27,153)	(9,200)	27,440	(8,465)	(448,322)	(547)	(429,894)	(439,094)	439,094	—	3,522	(1,124)	(58,050)	(55,652)
MFS Investors Trust (GrandMaster flex3™) (May 7)**	(135)	10,629	(12,281)	(1,787)	7,000	(625)	(84,603)	(31)	(78,259)	(80,046)	80,046	—	709	(66)	(8,811)	(8,168)
MFS Investors Trust (Grandmaster™) (May 7)**	(183)	20,129	(22,249)	(2,303)	—	(18,568)	(135,811)	(3)	(154,382)	(156,685)	156,685	—	—	(2,205)	(16,448)	(18,653)
MFS Investors Trust (IQ Annuity™) (May 7)**	(379)	10,549	(19,093)	(8,923)	19,039	(33,816)	(356,918)	(88)	(371,783)	(380,706)	380,706	—	2,464	(4,383)	(47,977)	(49,896)
MFS Investors Trust (Pinnacleplus™) (May 7)**	(11)	298	(461)	(174)	—	—	(6,711)	—	(6,711)	(6,885)	6,885	—	—	—	(634)	(634)
MFS Mid Cap Growth (AnnuiChoice™)	(12,787)	151,761	19,933	158,907	26,384	(116,222)	(798,128)	(9,563)	(897,529)	(738,622)	1,850,510	1,111,888	4,683	(21,019)	(132,641)	(148,977)
MFS Mid Cap Growth (GrandMaster flex3™)	(6,317)	57,046	(1,619)	49,110	88,618	(15,269)	(15,357)	(1,156)	56,836	105,946	344,987	450,933	8,879	(1,593)	(1,554)	5,732
MFS Mid Cap Growth (Grandmaster™)	(15,085)	130,600	(6,170)	109,345	12,994	(168,969)	101,918	(315)	(54,372)	54,973	996,342	1,051,315	2,048	(27,218)	14,729	(10,441)
MFS Mid Cap Growth (IQ Annuity™)	(25,393)	333,048	(25,781)	281,874	128,403	(521,216)	(5,066,896)	(951)	(5,460,660)	(5,178,786)	6,561,352	1,382,566	21,066	(82,625)	(822,941)	(884,500)
MFS Mid Cap Growth (Pinnacleplus™)	(1,785)	1,465	9,942	9,622	15,053	(17,294)	91,474	(207)	89,026	98,648	29,910	128,558	1,285	(1,549)	8,006	7,742
MFS New Discovery (AnnuiChoice™)	(4,150)	9,575	16,039	21,464	15,112	(23,563)	(51,820)	(2,830)	(63,101)	(41,637)	515,987	474,350	1,887	(3,105)	(6,415)	(7,633)
MFS New Discovery (GrandMaster flex3™)	(1,092)	1,216	5,482	5,606	23,936	(2,885)	38,354	(67)	59,338	64,944	55,660	120,604	2,434	(303)	3,833	5,964
MFS New Discovery (Grandmaster™)	(9,692)	97,786	(69,027)	19,067	4,145	(127,720)	(91,907)	(219)	(215,701)	(196,634)	838,893	642,259	510	(15,623)	(12,832)	(27,945)
MFS New Discovery (IQ Annuity™)	(12,809)	56,166	(12,912)	30,445	40,349	(163,742)	(98,445)	(369)	(222,207)	(191,762)	983,659	791,897	4,724	(20,514)	(12,314)	(28,104)

See accompanying notes.

* - 2004 inception date of division.

** - 2004 closing date of division.

27

	Increase (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class (continued):
MFS New Discovery (Pinnacleplus™)	$(282)	$11	$1,336	$1,065	$—	$—	$8,544	$—	$8,544	$9,609	$12,941	$22,550	—	—	781	781
MFS Research (AnnuiChoice™) (May 7)**	2,441	12,025	(14,674)	(208)	7,002	(2,444)	(384,257)	(855)	(380,554)	(380,762)	380,762	—	980	(465)	(55,778)	(55,263)
MFS Research (GrandMaster flex3™) (May 7)**	733	17,890	(19,781)	(1,158)	36,650	(361)	(164,661)	(119)	(128,491)	(129,649)	129,649	—	3,675	(50)	(17,088)	(13,463)
MFS Research (Grandmaster™) (May 7)**	310	1,289	(2,563)	(964)	—	(1,346)	(19,209)	(3)	(20,558)	(21,522)	21,522	—	—	(163)	(2,551)	(2,714)
MFS Research (IQ3™) (May 7)**	439	14,598	(15,059)	(22)	15,387	(5,850)	(109,823)	(11)	(100,297)	(100,319)	100,319	—	1,492	(569)	(10,975)	(10,052)
MFS Research (Pinnacleplus™) (May 7)**	529	(5,455)	—	(4,926)	97,996	(429)	(92,625)	(16)	4,926	—	—	—	8,567	(40)	(8,527)	—
MFS Total Return (AnnuiChoice™)	26,967	66,431	381,229	474,627	224,915	(341,000)	97,366	(26,907)	(45,626)	429,001	4,613,204	5,042,205	20,711	(33,508)	10,090	(2,707)
MFS Total Return (GrandMaster flex3™)	(210)	62,236	96,986	159,012	402,188	(41,146)	(20,227)	(2,182)	338,633	497,645	1,545,318	2,042,963	37,091	(4,045)	(2,231)	30,815
MFS Total Return (Grandmaster™)	14,170	306,617	307,585	628,372	25,755	(1,051,872)	(128,206)	(2,052)	(1,156,375)	(528,003)	7,574,165	7,046,162	2,422	(97,752)	(12,776)	(108,106)
MFS Total Return (IQ Annuity™)	4,502	111,826	320,661	436,989	694,277	(690,627)	(199,601)	(4,942)	(200,893)	236,096	4,596,674	4,832,770	57,294	(57,865)	(14,715)	(15,286)
MFS Total Return (Pinnacleplus™)	(2,573)	709	49,479	47,615	372,530	(7,730)	110,092	(484)	474,408	522,023	135,968	657,991	34,361	(745)	10,206	43,822
Affiliated Service Class 2:
Touchstone Money Market (IQ Annuity™)	(59,236)	—	—	(59,236)	6,450,934	(7,778,871)	(224,443)	(38,088)	(1,590,468)	(1,649,704)	7,619,520	5,969,816	652,625	(791,090)	(24,751)	(163,216)
Non-Affiliated Service Class 2:
Fidelity VIP Aggressive Growth (IQ Annuity™) (May 7)**	(18)	42	(38)	(14)	—	—	(3,314)	—	(3,314)	(3,328)	3,328	—	—	—	(379)	(379)
Fidelity VIP Asset Manager (AnnuiChoice™)	8,113	40,752	(28,661)	20,204	45,943	(142,329)	50,139	(3,191)	(49,438)	(29,234)	609,543	580,309	4,667	(14,930)	4,979	(5,284)
Fidelity VIP Asset Manager (GrandMaster flex3™) (May 1)*	(168)	283	1,793	1,908	37,698	—	(248)	—	37,450	39,358	—	39,358	3,799	—	—	3,799
Fidelity VIP Asset Manager (IQ3)	694	5,601	11,519	17,814	55,199	(34,545)	212,106	(347)	232,413	250,227	220,573	470,800	5,405	(3,431)	21,261	23,235
Fidelity VIP Asset Manager (Pinnacleplus™)	(1,137)	(284)	6,881	5,460	788	(25,629)	170,799	(383)	145,575	151,035	22,269	173,304	77	(2,505)	16,316	13,888
Fidelity VIP Asset Manager Growth (Pinnacleplus™) (May 7)**	210	(1,209)	(342)	(1,341)	25,903	—	(36,565)	(41)	(10,703)	(12,044)	12,044	—	2,371	(4)	(3,500)	(1,133)
Fidelity VIP Asset Manager: Growth (AnnuiChoice™) (May 7)**	2,267	9,936	(16,193)	(3,990)	210	(1,625)	(137,735)	(475)	(139,625)	(143,615)	143,615	—	23	(227)	(15,526)	(15,730)
Fidelity VIP Asset Manager: Growth (IQ Annuity™) (May 7)**	3,108	21,638	(25,456)	(710)	9,395	(60,094)	(198,739)	(105)	(249,543)	(250,253)	250,253	—	999	(6,324)	(21,326)	(26,651)
Fidelity VIP Balanced (AnnuiChoice™)	12,490	27,344	26,250	66,084	7,642	(196,831)	303,073	(11,544)	102,340	168,424	1,527,098	1,695,522	847	(20,810)	30,120	10,157
Fidelity VIP Balanced (GrandMaster flex3™)	(1,328)	199	5,761	4,632	104,346	(3,059)	44,750	(152)	145,885	150,517	93,214	243,731	9,175	(289)	3,853	12,739
Fidelity VIP Balanced (IQ3™)	1,451	79,888	(48,147)	33,192	76,078	(252,963)	221,450	(1,618)	42,947	76,139	801,541	877,680	7,827	(25,443)	22,167	4,551
Fidelity VIP Balanced (Pinnacleplus™)	(482)	133	4,925	4,576	84,988	(1,859)	9,087	(552)	91,664	96,240	61,950	158,190	8,100	(230)	867	8,737
Fidelity VIP Contrafund (AnnuiChoice™)	(32,052)	434,638	132,635	535,221	323,304	(299,602)	1,124,869	(22,074)	1,126,497	1,661,718	2,870,221	4,531,939	30,961	(30,183)	107,327	108,105
Fidelity VIP Contrafund (GrandMaster flex3™)	(50,941)	285,195	335,210	569,464	781,729	(145,615)	1,255,342	(8,152)	1,883,304	2,452,768	3,030,186	5,482,954	69,492	(13,631)	110,418	166,279
Fidelity VIP Contrafund (IQ3)	(52,146)	164,271	397,523	509,648	1,216,141	(400,209)	719,340	(4,642)	1,530,630	2,040,278	2,633,209	4,673,487	108,197	(36,175)	65,843	137,865
Fidelity VIP Contrafund (Pinnacleplus™)	(7,675)	2,081	76,235	70,641	431,550	(4,279)	120,327	(605)	546,993	617,634	121,400	739,034	37,236	(413)	10,323	47,146
Fidelity VIP Contrafund (IQ Advisor Standard™) (January 16)*	(30)	—	1,089	1,059	65,654	—	(7)	—	65,647	66,706	—	66,706	5,872	—	—	5,872
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	(155)	441	(230)	56	862	(1,583)	1,585	(142)	722	778	14,815	15,593	81	(159)	145	67
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™) (May 1)*	(112)	(9)	483	362	—	(2,990)	17,543	(12)	14,541	14,903	—	14,903	—	(285)	1,683	1,398
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	(101)	5	82	(14)	—	—	1,065	(1)	1,064	1,050	7,176	8,226	—	—	105	105
Fidelity VIP Equity-Income (AnnuiChoice™)	26,763	278,644	93,951	399,358	468,365	(184,467)	(18,781)	(22,834)	242,283	641,641	3,634,500	4,276,141	46,084	(20,530)	(347)	25,207
Fidelity VIP Equity-Income (GrandMaster flex3™)	(1,947)	82,402	94,515	174,970	253,200	(65,147)	468,471	(4,278)	652,246	827,216	1,204,592	2,031,808	24,222	(6,554)	45,368	63,036
Fidelity VIP Equity-Income (IQ3™)	3,732	364,303	(65,788)	302,247	195,443	(382,883)	125,791	(3,752)	(65,401)	236,846	2,883,339	3,120,185	19,883	(38,897)	15,375	(3,639)
Fidelity VIP Equity-Income (Pinnacleplus™)	(2,766)	1,807	26,453	25,494	250,114	(2,617)	44,494	(357)	291,634	317,128	29,843	346,971	21,588	(255)	3,954	25,287
Fidelity VIP Equity-Income (IQ Advisor Standard™) (January 16)*	(30)	—	1,362	1,332	65,654	—	(10)	—	65,644	66,976	—	66,976	6,139	—	—	6,139
Fidelity VIP Growth & Income (AnnuiChoice™)	(3,074)	191,283	(130,738)	57,471	208,266	(380,027)	(406,676)	(14,609)	(593,046)	(535,575)	2,622,399	2,086,824	23,443	(43,506)	(48,251)	(68,314)
Fidelity VIP Growth & Income (GrandMaster flex3™)	(4,092)	11,001	17,080	23,989	173,464	(18,045)	130,168	(768)	284,819	308,808	227,337	536,145	16,477	(1,789)	12,706	27,394
Fidelity VIP Growth & Income (IQ3™)	(7,503)	34,135	12,927	39,559	63,754	(112,032)	(353,324)	(724)	(402,326)	(362,767)	1,542,060	1,179,293	6,659	(12,000)	(37,850)	(43,191)
Fidelity VIP Growth & Income (Pinnacleplus™)	(3,610)	3,136	16,417	15,943	187,257	(2,663)	(34,349)	(115)	150,130	166,073	235,659	401,732	17,776	(264)	(3,165)	14,347
Fidelity VIP Growth (AnnuiChoice™)	(24,287)	242,883	(113,989)	104,607	178,714	(240,686)	945,340	(17,140)	866,228	970,835	2,237,389	3,208,224	25,676	(37,052)	137,446	126,070
Fidelity VIP Growth (GrandMaster flex3™)	(17,436)	(26,948)	56,992	12,608	238,337	(17,105)	164,174	(1,271)	384,135	396,743	1,030,719	1,427,462	24,378	(1,883)	16,237	38,732
Fidelity VIP Growth (IQ3™)	(28,091)	13,945	49,428	35,282	464,140	(325,555)	1,212,226	(6,562)	1,344,249	1,379,531	1,950,712	3,330,243	60,713	(46,070)	159,622	174,265
Fidelity VIP Growth (Pinnacleplus™)	(1,800)	297	1,633	130	86,982	(752)	26,254	(209)	112,275	112,405	38,625	151,030	7,701	(87)	2,402	10,016
Fidelity VIP Growth Opportunities (AnnuiChoice™)	(992)	26,889	(20,132)	5,765	5,420	(44,640)	(28,460)	(759)	(68,439)	(62,674)	154,086	91,412	704	(4,830)	(3,202)	(7,328)
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	(1,174)	14,307	(7,868)	5,265	8,695	(3,410)	(55,759)	(292)	(50,766)	(45,501)	164,365	118,864	858	(356)	(5,473)	(4,971)
Fidelity VIP Growth Opportunities (IQ3™)	(3,445)	(301)	(3,643)	(7,389)	63,329	(38,628)	22,279	(344)	46,636	39,247	125,307	164,554	7,324	(4,504)	680	3,500
Fidelity VIP Growth Opportunities (Pinnacleplus™)	(177)	(6)	1,352	1,169	25,656	(435)	(2)	(20)	25,199	26,368	—	26,368	2,322	(42)	1	2,281

See accompanying notes.

* - 2004 inception date of division.

** - 2004 closing date of division.

28

	Increase (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (AnnuiChoice™)	$212,240	$(51,379)	$(33,264)	$127,597	$81,112	$(128,646)	$(34,239)	$(11,050)	$(92,823)	$34,774	$3,111,471	$3,146,245	7,800	(13,270)	(14,451)	(19,921)
Fidelity VIP High Income (GrandMaster flex3™)	215,630	(154,133)	133,294	194,791	1,089,424	(54,777)	2,749,858	(1,421)	3,783,084	3,977,875	3,396,002	7,373,877	93,927	(4,796)	211,642	300,773
Fidelity VIP High Income (IQ3™)	320,540	271,177	(250,897)	340,820	118,507	(1,205,064)	67,537	(3,788)	(1,022,808)	(681,988)	8,116,774	7,434,786	10,217	(104,049)	(12,431)	(106,263)
Fidelity VIP High Income (Pinnacleplus™)	1,938	(34)	1,495	3,399	56,764	(309)	7,388	(44)	63,799	67,198	7,935	75,133	5,141	(31)	686	5,796
Fidelity VIP Index 500 (AnnuiChoice™)	4,061	192,509	(19,352)	177,218	85,902	(284,359)	(170,153)	(12,810)	(381,420)	(204,202)	2,321,909	2,117,707	10,555	(36,044)	(21,483)	(46,972)
Fidelity VIP Index 500 (IQ3™)	5,038	182,847	(69,277)	118,608	88,582	(392,666)	(937,255)	(1,248)	(1,242,587)	(1,123,979)	2,426,730	1,302,751	9,824	(43,162)	(105,617)	(138,955)
Fidelity VIP Index 500 (Pinnacleplus™)	(196)	(22)	1,221	1,003	17,217	—	1,599	—	18,816	19,819	—	19,819	1,513	—	140	1,653
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	441,123	10,199	(238,606)	212,716	266,755	(788,338)	5,655	(47,393)	(563,321)	(350,605)	7,463,111	7,112,506	22,225	(68,976)	(497)	(47,248)
Fidelity VIP Investment Grade Bond (GrandMaster flex3™) (May 1)*	(743)	36	2,704	1,997	83,294	(324)	97,944	(53)	180,861	182,858	—	182,858	8,202	(37)	9,571	17,736
Fidelity VIP Investment Grade Bond (IQ3™)	203,457	(49,662)	(30,789)	123,006	1,382,409	(820,142)	249,548	(5,972)	805,843	928,849	3,836,159	4,765,008	117,447	(69,940)	21,621	69,128
Fidelity VIP Investment Grade Bond (Pinnacleplus™)	16,238	(111)	(6,649)	9,478	93,907	(7,477)	56,644	(137)	142,937	152,415	299,559	451,974	9,279	(762)	5,609	14,126
Fidelity VIP Investment Grade Bond (IQ Advisor Standard™) (January 16)*	(21)	—	247	226	45,958	—	4	—	45,962	46,188	—	46,188	4,515	—	—	4,515
Fidelity VIP Mid Cap (AnnuiChoice™)	(41,775)	468,698	508,506	935,429	234,150	(492,100)	937,470	(26,836)	652,684	1,588,113	3,403,845	4,991,958	17,743	(38,940)	72,785	51,588
Fidelity VIP Mid Cap (GrandMaster flex3™)	(27,966)	123,756	345,963	441,753	195,255	(57,816)	688,891	(4,491)	821,839	1,263,592	1,231,639	2,495,231	16,064	(4,861)	58,382	69,585
Fidelity VIP Mid Cap (Grandmaster™) (May 1)*	(49)	4	1,328	1,283	—	—	6,006	—	6,006	7,289	—	7,289	—	—	595	595
Fidelity VIP Mid Cap (IQ Annuity™)	(63,970)	370,979	366,374	673,383	481,031	(788,179)	881,157	(14,535)	559,474	1,232,857	3,213,377	4,446,234	36,772	(61,452)	56,976	32,296
Fidelity VIP Mid Cap (Pinnacleplus™)	(5,652)	7,061	86,799	88,208	101,832	(18,654)	281,534	(635)	364,077	452,285	80,593	532,878	7,936	(1,481)	22,583	29,038
Fidelity VIP Mid Cap (IQ Advisor Enhanced™) (January 16)*	(11)	—	856	845	8,425	—	1	—	8,426	9,271	—	9,271	755	—	—	755
Fidelity VIP Mid Cap (IQ Advisor Standard™) (January 16)*	—	—	5	5	3,850	—	(5)	—	3,845	3,850	—	3,850	313	—	—	313
Fidelity VIP Overseas (AnnuiChoice™)	(353)	46,002	(5,517)	40,132	30,962	(24,934)	(250,693)	(1,535)	(246,200)	(206,068)	547,003	340,935	3,528	(2,962)	(28,841)	(28,275)
Fidelity VIP Overseas (GrandMaster flex3™) (May 1)*	(61)	2,786	574	3,299	7,091	—	(1,594)	—	5,497	8,796	—	8,796	689	—	107	796
Fidelity VIP Overseas (IQ3™)	(3,473)	31,889	41,130	69,546	49,885	(51,939)	167,066	(445)	164,567	234,113	498,648	732,761	5,557	(5,789)	17,945	17,713
Fidelity VIP Overseas (Pinnacleplus™)	(558)	323	7,988	7,753	12,615	(406)	43	(4)	12,248	20,001	59,411	79,412	995	(31)	(1)	963
Fidelity VIP Overseas (IQ Advisor Enhanced™) (January 16)*	(17)	1	1,079	1,063	12,637	—	5	—	12,642	13,705	—	13,705	1,255	—	—	1,255
Non-Affiliated Service Shares:
Janus Aspen Growth (AnnuiChoice™) (May 7)**	(2,410)	49,586	(78,563)	(31,387)	738	(16,191)	(578,680)	(1,113)	(595,246)	(626,633)	626,633	—	116	(2,702)	(94,416)	(97,002)
Janus Aspen Growth (GrandMaster flex3™) (May 7)**	(166)	2,397	(2,663)	(432)	41,950	—	(69,484)	(31)	(27,565)	(27,997)	27,997	—	4,187	(3)	(7,035)	(2,851)
Janus Aspen Growth (Grandmaster™) (May 7)**	(622)	6,751	(9,226)	(3,097)	—	(2,998)	(157,580)	(6)	(160,584)	(163,681)	163,681	—	—	(409)	(21,710)	(22,119)
Janus Aspen Growth (IQ Annuity™) (May 7)**	(4,427)	27,065	(74,311)	(51,673)	5,806	(14,694)	(890,251)	(130)	(899,269)	(950,942)	950,942	—	900	(2,454)	(154,851)	(156,405)
Janus Aspen Growth (Pinnacleplus™) (May 7)**	(28)	(378)	—	(406)	7,875	—	(7,469)	—	406	—	—	—	693	—	(693)	—
Janus Aspen International Growth (AnnuiChoice™) (May 7)**	(837)	20,507	(17,692)	1,978	3,349	(39,286)	(225,534)	(368)	(261,839)	(259,861)	259,861	—	434	(5,206)	(31,370)	(36,142)
Janus Aspen International Growth (GrandMaster flex3™) (May 7)**	(797)	18,567	(23,907)	(6,137)	64,162	(417)	(166,381)	(56)	(102,692)	(108,829)	108,829	—	5,836	(44)	(16,472)	(10,680)
Janus Aspen International Growth (Grandmaster™) (May 7)**	(597)	12,171	(14,283)	(2,709)	—	(1,553)	(117,757)	(6)	(119,316)	(122,025)	122,025	—	—	(180)	(14,774)	(14,954)
Janus Aspen International Growth (IQ Annuity™) (May 7)**	(11,302)	202,837	(193,110)	(1,575)	19,491	(617,986)	(1,446,491)	(124)	(2,045,110)	(2,046,685)	2,046,685	—	2,832	(89,436)	(234,193)	(320,797)
Janus Aspen International Growth (Pinnacleplus™) (May 7)**	(368)	(4,070)	(1,230)	(5,668)	57,426	(486)	(73,292)	(32)	(16,384)	(22,052)	22,052	—	4,373	(40)	(6,154)	(1,821)
Janus Aspen Mid Cap Growth (AnnuiChoice™) (May 7)**	(1,420)	72,673	(65,213)	6,040	31,435	(547)	(432,215)	(974)	(402,301)	(396,261)	396,261	—	5,572	(280)	(81,059)	(75,767)
Janus Aspen Mid Cap Growth (GrandMaster flex3™) (May 7)**	(412)	15,937	(13,221)	2,304	—	—	(75,608)	(5)	(75,613)	(73,309)	73,309	—	—	—	(6,877)	(6,877)
Janus Aspen Mid Cap Growth (Grandmaster™) (May 7)**	(395)	7,903	(6,074)	1,434	—	(5,725)	(78,178)	(9)	(83,912)	(82,478)	82,478	—	—	(675)	(9,445)	(10,120)
Janus Aspen Mid Cap Growth (IQ Annuity™) (May 7)**	(3,706)	(8,754)	(105,904)	(118,364)	5,453	(39,548)	(570,939)	(55)	(605,089)	(723,453)	723,453	—	1,223	(8,865)	(159,824)	(167,466)
Janus Aspen Worldwide Growth (AnnuiChoice™) (May 7)**	(2,281)	35,588	(49,042)	(15,735)	19,634	(46,124)	(596,106)	(1,133)	(623,729)	(639,464)	639,464	—	2,943	(6,832)	(92,561)	(96,450)
Janus Aspen Worldwide Growth (GrandMaster flex3™) (May 7)**	(1,828)	45,113	(46,678)	(3,393)	11,011	(2,279)	(317,924)	(87)	(309,279)	(312,672)	312,672	—	1,155	(242)	(33,965)	(33,052)
Janus Aspen Worldwide Growth (Grandmaster™) (May 7)**	(606)	11,226	(14,991)	(4,371)	34	(2,682)	(112,286)	—	(114,934)	(119,305)	119,305	—	4	(345)	(15,524)	(15,865)
Janus Aspen Worldwide Growth (IQ Annuity™) (May 7)**	(3,247)	39,362	(50,553)	(14,438)	36,559	(19,315)	(596,689)	(47)	(579,492)	(593,930)	593,930	—	4,687	(2,488)	(80,245)	(78,046)
Janus Aspen Worldwide Growth (Pinnacleplus™) (May 7)**	(308)	(3,953)	—	(4,261)	61,237	—	(56,969)	(7)	4,261	—	—	—	5,316	(1)	(5,315)	—
Affiliated Class 1:
Touchstone Money Market (Pinnacleplus™)	(904)	—	—	(904)	82,394	(1,741)	(192,034)	(164)	(111,545)	(112,449)	263,954	151,505	8,304	(192)	(19,321)	(11,209)
Non-Affiliated Class:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	9,876	8,517	(11,808)	6,585	18,646	(22,702)	(175,100)	(634)	(179,790)	(173,205)	286,348	113,143	1,417	(1,774)	(13,759)	(14,116)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	14,433	4,832	(6,123)	13,142	39,731	(18,788)	(33,211)	(158)	(12,426)	716	175,070	175,786	3,155	(1,486)	(2,674)	(1,005)
Van Kampen UIF Emerging Markets Debt (IQ3™)	16,985	17,161	(49,406)	(15,260)	289,945	(22,155)	(691,832)	(403)	(424,445)	(439,705)	608,635	168,930	22,213	(1,743)	(55,660)	(35,190)
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	40,606	205,900	399,446	645,952	106,886	(88,383)	1,082,497	(14,796)	1,086,204	1,732,156	1,592,828	3,324,984	8,092	(7,205)	68,973	69,860

See accompanying notes.

* - 2004 inception date of division.

** - 2004 closing date of division.

29

	Increase (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class (continued):
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	$22,799	$270,950	$73,840	$367,589	$237,011	$(99,250)	$(341,657)	$(1,493)	$(205,389)	$162,200	$1,327,462	$1,489,662	17,574	(8,193)	(26,834)	(17,453)
Van Kampen UIF U.S. Real Estate (IQ3™)	22,511	244,219	45,478	312,208	229,925	(244,727)	(269,937)	(2,015)	(286,754)	25,454	1,277,935	1,303,389	17,118	(17,235)	(25,172)	(25,289)
Non-Affiliated Class 1B Shares:
Putnam VT Discovery Growth (AnnuiChoice™)	(4,499)	6,994	18,717	21,212	(2,151)	(135,932)	(74,545)	(2,622)	(215,250)	(194,038)	552,868	358,830	56	(23,437)	(12,027)	(35,408)
Putnam VT Discovery Growth (GrandMaster flex3™)	(739)	2,099	1,872	3,232	10,372	(8,168)	3,549	(35)	5,718	8,950	42,540	51,490	1,102	(847)	372	627
Putnam VT Discovery Growth (Grandmaster™)	(423)	1,662	(428)	811	694	(8,384)	(38,544)	(39)	(46,273)	(45,462)	62,507	17,045	93	(1,093)	(5,162)	(6,162)
Putnam VT Discovery Growth (IQ Annuity™)	(2,515)	11,689	(831)	8,343	846	(47,352)	(1,730)	(214)	(48,450)	(40,107)	199,180	159,073	118	(6,463)	(234)	(6,579)
Putnam VT Discovery Growth (Pinnacleplus™)	(233)	1	1,106	874	—	—	17,205	(44)	17,161	18,035	1,504	19,539	—	(4)	1,584	1,580
Putnam VT Growth and Income (AnnuiChoice™)	9,420	26,794	50,669	86,883	5,691	(264,701)	(406,242)	(5,829)	(671,081)	(584,198)	1,424,363	840,165	1,113	(28,192)	(42,290)	(69,369)
Putnam VT Growth and Income (GrandMaster flex3™)	(40)	11,794	12,904	24,658	6,973	(6,668)	74,987	(924)	74,368	99,026	188,256	287,282	691	(735)	7,388	7,344
Putnam VT Growth and Income (Grandmaster™)	1,330	37,258	2,021	40,609	2,480	(29,996)	(337)	(121)	(27,974)	12,635	448,763	461,398	262	(3,183)	(61)	(2,982)
Putnam VT Growth and Income (IQ Annuity™)	2,818	14,335	73,650	90,803	10,498	(170,183)	(105,763)	(653)	(266,101)	(175,298)	1,173,175	997,877	1,129	(18,072)	(11,322)	(28,265)
Putnam VT Growth and Income (Pinnacleplus™)	8	(2)	370	376	7,875	—	—	—	7,875	8,251	—	8,251	683	—	—	683
Putnam VT International Equity (AnnuiChoice™)	2,364	30,020	23,196	55,580	23,639	(45,753)	(122,921)	(1,518)	(146,553)	(90,973)	498,534	407,561	2,844	(5,495)	(14,589)	(17,240)
Putnam VT International Equity (GrandMaster flex3™)	(1,116)	46,919	33,522	79,325	162,054	(14,309)	184,982	(305)	332,422	411,747	294,112	705,859	15,538	(1,407)	18,061	32,192
Putnam VT International Equity (Grandmaster™)	254	42,681	1,542	44,477	4,674	(89,905)	(18,283)	(90)	(103,604)	(59,127)	408,005	348,878	501	(9,903)	(2,036)	(11,438)
Putnam VT International Equity (IQ Annuity™)	1,048	65,412	18,688	85,148	111,376	(170,448)	105,452	(675)	45,705	130,853	631,498	762,351	11,807	(18,180)	10,079	3,706
Putnam VT International Equity (Pinnacleplus™)	(217)	740	9,248	9,771	92,057	—	(12,232)	(154)	79,671	89,442	11,070	100,512	7,607	(13)	(1,012)	6,582
Putnam VT New Opportunities (AnnuiChoice™) (May 7)**	(1,263)	20,326	(11,600)	7,463	(4,799)	(92,811)	(476,948)	(2,717)	(577,275)	(569,812)	569,812	—	—	(7,902)	(37,756)	(45,658)
Putnam VT New Opportunities (GrandMaster flex3™) (May 7)**	(41)	826	(830)	(45)	—	(154)	(7,439)	—	(7,593)	(7,638)	7,638	—	—	(12)	(603)	(615)
Putnam VT New Opportunities (Grandmaster™) (May 7)**	(96)	5,524	(4,533)	895	—	(4,204)	(31,243)	(6)	(35,453)	(34,558)	34,558	—	—	(327)	(2,451)	(2,778)
Putnam VT New Opportunities (IQ Annuity™) (May 7)**	(19,140)	205,797	(87,344)	99,313	(9,287)	(299,659)	(4,756,579)	(13,880)	(5,079,405)	(4,980,092)	4,980,092	—	—	(25,440)	(375,211)	(400,651)
Putnam VT Small Cap Value (AnnuiChoice™)	(18,515)	461,165	189,973	632,623	196,186	(219,248)	1,457,728	(19,127)	1,415,539	2,048,162	1,689,165	3,737,327	13,496	(15,753)	97,465	95,208
Putnam VT Small Cap Value (GrandMaster flex3™)	(8,864)	105,360	54,724	151,220	84,341	(29,755)	23,719	(1,616)	76,689	227,909	652,389	880,298	7,339	(2,814)	651	5,176
Putnam VT Small Cap Value (Grandmaster™)	(81,056)	606,005	1,261,038	1,785,987	16,059	(1,032,801)	958,682	(2,313)	(60,373)	1,725,614	7,326,890	9,052,504	1,164	(74,436)	69,053	(4,219)
Putnam VT Small Cap Value (IQ Annuity™)	(18,325)	316,533	23,464	321,672	131,226	(288,399)	1,221,401	(2,799)	1,061,429	1,383,101	1,255,725	2,638,826	10,169	(22,167)	83,111	71,113
Putnam VT Small Cap Value (Pinnacleplus™)	(1,867)	2,177	30,614	30,924	91,407	(9,861)	87,123	(168)	168,501	199,425	33,216	232,641	7,188	(764)	6,432	12,856
Putnam VT Small Cap Value (IQ Advisor Enhanced™) (January 16)*	(6)	1	440	435	4,212	—	(3)	—	4,209	4,644	—	4,644	387	—	—	387
Putnam VT Small Cap Value (IQ Advisor Standard™) (January 16)*	—	—	(3)	(3)	1,925	—	1	—	1,926	1,923	—	1,923	160	—	—	160
Putnam VT The George Putnam Fund of Boston (AnnuiChoice™)	128	23	830	981	700	—	3	(172)	531	1,512	13,260	14,772	62	(15)	—	47
Putnam VT The George Putnam Fund of Boston (GrandMaster flex3™)	107	855	(378)	584	—	(1,729)	(4,943)	(35)	(6,707)	(6,123)	14,603	8,480	—	(159)	(438)	(597)
Putnam VT The George Putnam Fund of Boston (Grandmaster™)	91	117	853	1,061	—	(562)	(1)	(5)	(568)	493	16,179	16,672	—	(50)	—	(50)
Putnam VT The George Putnam Fund of Boston (IQ Annuity™)	(632)	494	6,084	5,946	1,769	(1,163)	71,961	(60)	72,507	78,453	13,914	92,367	153	(108)	6,481	6,526
Putnam VT The George Putnam Fund of Boston (Pinnacleplus™)	(43)	1	457	415	8,400	—	4	(18)	8,386	8,801	—	8,801	784	(2)	1	783
Putnam VT Voyager (AnnuiChoice™)	(512)	70	3,511	3,069	4,260	(368)	14,512	(381)	18,023	21,092	52,558	73,650	361	(64)	1,257	1,554
Putnam VT Voyager (GrandMaster flex3™)	(1,567)	4,091	1,637	4,161	666	(1,086)	(6,405)	(308)	(7,133)	(2,972)	125,855	122,883	59	(123)	(538)	(602)
Putnam VT Voyager (Grandmaster™)	(334)	465	1,048	1,179	—	(3,798)	7,110	(10)	3,302	4,481	25,493	29,974	—	(334)	626	292
Putnam VT Voyager (IQ Annuity™)	(467)	(1,561)	(1,025)	(3,053)	1,598	(2,706)	(5,279)	(37)	(6,424)	(9,477)	25,026	15,549	143	(241)	(757)	(855)
Putnam VT Voyager (Pinnacleplus™)	(1,061)	243	2,563	1,745	4,785	(17,321)	73,191	(180)	60,475	62,220	20,869	83,089	437	(1,677)	6,819	5,579
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	(2,738)	(23,340)	39,836	13,758	49,732	(649,446)	747,633	(562)	147,357	161,115	310,336	471,451	3,802	(49,229)	52,858	7,431
Franklin Growth and Income Securities (AnnuiChoice™)	27,387	40,439	132,953	200,779	41,514	(139,136)	1,103,710	(13,809)	992,279	1,193,058	1,483,821	2,676,879	3,509	(12,575)	90,615	81,549
Franklin Growth and Income Securities (GrandMaster flex3™)	7,842	42,197	4,442	54,481	195,632	(22,731)	51,079	(1,167)	222,813	277,294	444,833	722,127	16,256	(2,028)	4,410	18,638
Franklin Growth and Income Securities (Grandmaster™)	6,782	44,790	(3,140)	48,432	1,852	(51,817)	261,005	(202)	210,838	259,270	464,751	724,021	154	(4,307)	21,086	16,933
Franklin Growth and Income Securities (IQ Annuity™)	16,875	108,406	32,271	157,552	71,795	(479,114)	493,108	(1,374)	84,415	241,967	1,747,594	1,989,561	5,949	(40,645)	41,267	6,571
Franklin Growth and Income Securities (Pinnacleplus™)	526	157	5,112	5,795	8,753	—	40,278	(88)	48,943	54,738	33,937	88,675	708	(7)	3,495	4,196
Franklin Income Securities (AnnuiChoice™)	67,423	64,962	261,463	393,848	183,008	(193,168)	822,299	(22,412)	789,727	1,183,575	2,539,274	3,722,849	14,259	(16,562)	62,688	60,385
Franklin Income Securities (GrandMaster flex3™)	15,041	38,972	122,676	176,689	907,709	(42,950)	276,867	(3,933)	1,137,693	1,314,382	919,128	2,233,510	69,143	(3,673)	19,981	85,451
Franklin Income Securities (Grandmaster™)	35,210	118,232	97,035	250,477	59,209	(297,177)	644,429	(479)	405,982	656,459	1,779,043	2,435,502	4,650	(22,469)	48,755	30,936
Franklin Income Securities (IQ Annuity™)	11,801	78,375	42,153	132,329	352,348	(268,570)	580,589	(2,537)	661,830	794,159	823,990	1,618,149	26,559	(21,619)	44,241	49,181
Franklin Income Securities (Pinnacleplus™)	6,305	1,840	54,860	63,005	207,772	(5,232)	146,711	(531)	348,720	411,725	218,306	630,031	18,309	(497)	13,001	30,813

See accompanying notes.

* - 2004 inception date of division.

** - 2004 closing date of division.

30

	Increase (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Income Securities (IQ Advisor Enhanced™) (January 16)*	$(11)	$—	$405	$394	$8,425	$—	$(4)	$—	$8,421	$8,815	$—	$8,815	792	—	—	792
Franklin Large Cap Growth Securities (AnnuiChoice™)	(1,332)	19,910	(6,821)	11,757	48,311	(33,334)	(205,326)	(1,506)	(191,855)	(180,098)	318,404	138,306	4,026	(2,823)	(17,031)	(15,828)
Franklin Large Cap Growth Securities (GrandMaster flex3™)	(3,353)	15,202	31,657	43,506	91,768	(27,914)	655,891	(857)	718,888	762,394	107,692	870,086	7,632	(2,354)	54,602	59,880
Franklin Large Cap Growth Securities (Grandmaster™)	(938)	3,546	4,490	7,098	370	(10,415)	65,569	(31)	55,493	62,591	74,815	137,406	31	(869)	5,396	4,558
Franklin Large Cap Growth Securities (IQ Annuity™)	(2,935)	25,088	18,916	41,069	61,633	(28,521)	217,357	(342)	250,127	291,196	121,551	412,747	5,220	(2,393)	19,604	22,431
Franklin Large Cap Growth Securities (Pinnacleplus™)	(4,142)	4,287	21,361	21,506	309,208	(60,506)	125,000	(1,447)	372,255	393,761	68,008	461,769	27,889	(5,603)	11,449	33,735
Franklin Mutual Shares Securities (AnnuiChoice™)	(4,290)	87,344	139,493	222,547	158,453	(128,188)	1,125,675	(10,486)	1,145,454	1,368,001	1,075,430	2,443,431	12,746	(11,034)	90,042	91,754
Franklin Mutual Shares Securities (GrandMaster flex3™)	(7,021)	27,695	99,179	119,853	669,890	(14,167)	357,808	(1,099)	1,012,432	1,132,285	442,022	1,574,307	53,069	(1,232)	29,000	80,837
Franklin Mutual Shares Securities (IQ Annuity™)	(10,791)	219,968	(28,179)	180,998	152,223	(481,884)	712,326	(1,251)	381,414	562,412	1,326,862	1,889,274	12,167	(39,478)	58,224	30,913
Franklin Mutual Shares Securities (Pinnacleplus™)	(2,873)	3,503	35,158	35,788	283,626	(7,889)	55,010	(540)	330,207	365,995	60,043	426,038	24,963	(732)	4,881	29,112
Franklin Mutual Shares Securities(Grandmaster™)	(9,001)	78,366	99,350	168,715	57,767	(254,047)	300,835	(287)	104,268	272,983	1,418,804	1,691,787	4,637	(20,359)	24,349	8,627
Templeton Foreign Securities Fund (GrandMaster flex3™)	(3,104)	31,194	102,763	130,853	112,694	(16,008)	353,957	(1,057)	449,586	580,439	421,306	1,001,745	8,815	(1,281)	27,341	34,875
Templeton Foreign Securities Fund (Grandmaster™)	(1,003)	9,604	49,080	57,681	—	(60,939)	298,000	(54)	237,007	294,688	183,736	478,424	—	(4,704)	22,655	17,951
Templeton Foreign Securities Fund (Pinnacleplus™)	(564)	2,755	18,567	20,758	30,885	(17,620)	107,582	(293)	120,554	141,312	36,350	177,662	2,437	(1,468)	8,908	9,877
Templeton Foreign Securities Fund (AnnuiChoice™)	(370)	22,507	98,952	121,089	123,626	(20,125)	412,050	(3,449)	512,102	633,191	291,039	924,230	9,268	(1,780)	31,880	39,368
Templeton Foreign Securities Fund (IQ Advisor Standard™) (January 16)*	(24)	—	1,045	1,021	52,524	—	—	—	52,524	53,545	—	53,545	4,648	—	—	4,648
Templeton Growth Securities (AnnuiChoice™)	2,051	7,279	35,048	44,378	33,758	(13,702)	287,115	(2,492)	304,679	349,057	87,955	437,012	2,547	(1,251)	22,137	23,433
Templeton Growth Securities (GrandMaster flex3™)	(4,025)	10,450	124,167	130,592	338,680	(6,820)	274,812	(2,675)	603,997	734,589	536,494	1,271,083	25,426	(726)	21,680	46,380
Templeton Growth Securities (Grandmaster™)	(2,336)	32,385	60,293	90,342	70,757	(128,926)	488,068	(70)	429,829	520,171	386,846	907,017	5,522	(9,721)	36,822	32,623
Templeton Growth Securities (IQ Annuity™)	(249)	23,295	73,095	96,141	731,903	(85,529)	168,449	(356)	814,467	910,608	109,421	1,020,029	56,610	(6,595)	12,914	62,929
Templeton Growth Securities (Pinnacleplus™)	(273)	27	6,825	6,579	19,078	(128)	47,231	(35)	66,146	72,725	—	72,725	1,562	(13)	3,973	5,522
Van Kampen LIT Comstock (AnnuiChoice™)	(2,373)	17,429	72,838	87,894	80,185	(18,919)	387,564	(3,470)	445,360	533,254	282,347	815,601	6,090	(1,730)	29,720	34,080
Van Kampen LIT Comstock (GrandMaster flex3™)	(6,013)	25,800	83,919	103,706	125,996	(17,224)	130,577	(223)	239,126	342,832	529,351	872,183	9,794	(1,365)	9,970	18,399
Van Kampen LIT Comstock (Grandmaster™)	(2,337)	6,503	51,602	55,768	—	(18,726)	379,291	(77)	360,488	416,256	143,778	560,034	—	(1,444)	29,146	27,702
Van Kampen LIT Comstock (IQ Annuity™)	(11,040)	3,503	121,783	114,246	349,526	(105,475)	1,115,153	(2,574)	1,356,630	1,470,876	155,387	1,626,263	27,425	(8,612)	83,260	102,073
Van Kampen LIT Comstock (Pinnacleplus™)	(927)	767	14,645	14,485	39,691	(2,219)	44,271	(122)	81,621	96,106	41,400	137,506	3,256	(184)	3,814	6,886
Van Kampen LIT Emerging Growth (AnnuiChoice™)	(626)	(4,812)	3,337	(2,101)	12,736	(7,977)	(611)	(278)	3,870	1,769	50,729	52,498	1,134	(714)	(508)	(88)
Van Kampen LIT Emerging Growth (GrandMaster flex3™)	(968)	(785)	2,077	324	2,760	—	53,272	(149)	55,883	56,207	—	56,207	227	(12)	4,278	4,493
Van Kampen LIT Emerging Growth (Grandmaster™)	(887)	85	4,269	3,467	—	—	1,048	(6)	1,042	4,509	64,684	69,193	—	—	87	87
Van Kampen LIT Emerging Growth (IQ Annuity™)	(2,955)	(35,360)	1,040	(37,275)	10,931	(29,461)	66,590	(136)	47,924	10,649	5,590	16,239	956	(2,642)	2,512	826
Van Kampen LIT Emerging Growth (Pinnacleplus™)	(35)	—	414	379	—	—	6,059	—	6,059	6,438	—	6,438	—	—	579	579
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	25,483	19,530	(18,511)	26,502	42	(48,295)	(43,676)	(50)	(91,979)	(65,477)	349,086	283,609	4	(3,685)	(3,381)	(7,062)
Van Kampen UIF Emerging Markets Debt (IQ Annuity™)	26,640	21,643	(26,767)	21,516	8,876	(36,271)	(174,480)	(45)	(201,920)	(180,404)	450,029	269,625	736	(2,916)	(14,009)	(16,189)
Van Kampen UIF Emerging Markets Debt (Pinnacleplus™)	6,766	(2,072)	865	5,559	85,688	(3,226)	(35,675)	(96)	46,691	52,250	7,767	60,017	7,741	(304)	(3,078)	4,359
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	(1,276)	(23,618)	85,747	60,853	29,218	(19,440)	702,378	(2,100)	710,056	770,909	69,081	839,990	2,022	(1,454)	42,429	42,997
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	(2,009)	885	41,114	39,990	29,434	(8,101)	209,296	(1,245)	229,384	269,374	131,552	400,926	1,887	(603)	12,610	13,894
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	(133)	(629)	4,829	4,067	222	(27,270)	43,000	(22)	15,930	19,997	17,455	37,452	16	(1,957)	2,873	932
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	538	(45,653)	189,777	144,662	58,895	(59,750)	1,332,493	(1,079)	1,330,559	1,475,221	59,707	1,534,928	3,834	(4,028)	84,152	83,958
Van Kampen UIF Emerging Markets Equity (Pinnacleplus™)	(608)	2,098	8,586	10,076	—	—	(13,582)	(19)	(13,601)	(3,525)	67,259	63,734	—	(1)	(1,155)	(1,156)
Van Kampen UIF U. S. Real Estate (Pinnacleplus™)	3,602	3,594	52,772	59,968	209,306	(5,676)	3,920	(284)	207,266	267,234	28,915	296,149	16,762	(466)	412	16,708
Van Kampen UIF U.S. Real Estate (Grandmaster™)	9,931	35,344	110,402	155,677	—	(63,176)	184,443	(154)	121,113	276,790	455,441	732,231	—	(4,550)	11,372	6,822
Van Kampen UIF U.S. Real Estate (IQ Annuity™)	7,818	18,406	86,498	112,722	1,450	(45,263)	256,153	(111)	212,229	324,951	172,103	497,054	111	(3,147)	18,086	15,050
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard™) (January 16)*	(15)	—	906	891	36,677	—	9	—	36,686	37,577	—	37,577	2,798	—	—	2,798
Non-Affiliated Class B:
Scudder VIT EAFE Equity Index (IQ Advisor Standard™) (January 16)*	(24)	—	1,183	1,159	52,524	—	(21)	—	52,503	53,662	—	53,662	4,634	—	—	4,634
Scudder VIT EAFE Equity Index (AnnuiChoice™)	(3,024)	12,100	197,676	206,752	74,960	(90,923)	1,117,978	(5,229)	1,096,786	1,303,538	74,461	1,377,999	7,284	(8,688)	106,656	105,252
Scudder VIT EAFE Equity Index (GrandMaster flex3™)	562	11,092	135,212	146,866	41,143	(27,852)	607,433	(4,726)	615,998	762,864	308,291	1,071,155	4,014	(3,171)	59,927	60,770
Scudder VIT EAFE Equity Index (Grandmaster™) (May 1)*	(2,701)	3,669	53,032	54,000	57	(24,380)	323,542	(87)	299,132	353,132	—	353,132	6	(2,357)	32,559	30,208
Scudder VIT EAFE Equity Index (IQ3™)	(13,965)	54,338	474,928	515,301	111,755	(755,306)	4,033,410	(1,182)	3,388,677	3,903,978	289,119	4,193,097	10,640	(73,161)	385,651	323,130
Scudder VIT EAFE Equity Index (Pinnacleplus™)	(1,899)	1,707	59,362	59,170	128,352	(5,007)	218,819	(731)	341,433	400,603	19,833	420,436	10,583	(463)	18,481	28,601
Scudder VIT Equity 500 Index (AnnuiChoice™)	(3,352)	57,452	63,898	117,998	560,633	(179,179)	495,788	(7,762)	869,480	987,478	540,270	1,527,748	52,805	(17,586)	45,545	80,764

See accompanying notes.

* - 2004 inception date of division.

** - 2004 closing date of division.

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	Increase (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class B (continued):
Scudder VIT Equity 500 Index (GrandMaster flex3™)	$(13,235)	$64,526	$96,893	$148,184	$160,813	$(45,582)	$495,742	$(2,733)	$608,240	$756,424	$1,086,665	$1,843,089	15,605	(4,723)	49,446	60,328
Scudder VIT Equity 500 Index (Grandmaster™) (May 1)*	(5,699)	2,987	70,466	67,754	796	(15,526)	954,872	(70)	940,072	1,007,826	—	1,007,826	76	(1,504)	93,551	92,123
Scudder VIT Equity 500 Index (IQ3™)	(30,296)	485,034	56,545	511,283	210,857	(480,308)	4,334,216	(17,334)	4,047,431	4,558,714	994,582	5,553,296	20,676	(47,395)	417,605	390,886
Scudder VIT Equity 500 Index (Pinnacleplus™)	(802)	3,869	6,739	9,806	65,900	(634)	(23,131)	(81)	42,054	51,860	73,759	125,619	5,908	(60)	(2,046)	3,802
Scudder VIT Equity 500 Index (IQ Advisor Standard™) (January 16)*	(46)	—	1,813	1,767	98,482	—	(41)	—	98,441	100,208	—	100,208	9,313	—	—	9,313
Scudder VIT Small Cap Index (AnnuiChoice™)	(5,356)	38,772	35,580	68,996	16,366	(37,624)	(359,086)	(5,677)	(386,021)	(317,025)	1,077,729	760,704	1,446	(3,807)	(35,683)	(38,044)
Scudder VIT Small Cap Index (GrandMaster flex3™)	(6,159)	59,067	(28,975)	23,933	49,885	(14,707)	(288,030)	(2,960)	(255,812)	(231,879)	499,170	267,291	4,488	(1,622)	(27,381)	(24,515)
Scudder VIT Small Cap Index (Grandmaster™) (May 1)*	(52)	440	1,467	1,855	—	(1,200)	23,695	(7)	22,488	24,343	—	24,343	—	(126)	2,230	2,104
Scudder VIT Small Cap Index (IQ3™)	(13,775)	(66,532)	(16,694)	(97,001)	118,173	(239,139)	1,111,860	(3,973)	986,921	889,920	491,414	1,381,334	10,633	(21,277)	74,745	64,101
Scudder VIT Small Cap Index (Pinnacleplus™)	(1,582)	286	16,873	15,577	112,403	(1,823)	6,384	(378)	116,586	132,163	39,558	171,721	9,293	(184)	332	9,441

See accompanying notes.

* - 2004 inception date of division.

** - 2004 closing date of division.

32

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2005

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

Integrity Life Insurance Company (“Integrity”), a wholly owned subsidiary of The Western and Southern Life Insurance Company (“W&S”), established Separate Account I (the “Separate Account”) on May 19, 1986, for the purpose of issuing flexible premium variable annuity contracts (“contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of Integrity.

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment divisions, or for certain contract holders, to one or more fixed guaranteed rate options of Integrity’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”) and a Systematic Transfer Option (“STO”), which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in Integrity’s general account. Such options include a guaranteed interest division or quarterly rate option.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios (“Funds”): the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the “Fidelity VIP Funds”), MFS Variable Insurance Trust Funds (“MFS Funds”), Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”), J.P. Morgan Series Trust II Portfolios (“JPM Funds”), Putnam Variable Trust Funds (“Putnam Funds”), Scudder VIT Funds (“Scudder Funds”), Touchstone Variable Series Trust (“Touchstone Funds”), Van Kampen Universal Institutional Funds Portfolios (“Van Kampen UIF Funds”) and the Van Kampen Life Investment Trust Portfolios (“Van Kampen LIT Funds”). The Fidelity VIP Funds are “series” type mutual funds managed by Fidelity Management and Research Company (“Fidelity Management”). The investment advisers of the Franklin Resources, Inc., are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton

33

Investment Counsel, LLC, and Templeton Global Advisors Limited. The MFS Funds are managed by Massachusetts Financial Services Company  (“MFS”). J.P. Morgan Investment Management, Inc. is the investment adviser to the JPM Funds. The investment adviser of the Putnam Funds is Putnam Investment Management, LLC. The investment adviser for the Scudder Funds is Deutsche Asset Management, Inc. (“DeAM”). The Touchstone Funds are managed by Touchstone Advisors, Inc. The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc. Van Kampen Asset Management manages the Van Kampen UIT Funds.

The contract holders account value in a Separate Account division, also referred to as subaccount, will vary depending on the performance of the corresponding portfolio, also referred to as underlying fund. The Separate Account currently has four hundred twenty-four investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio’s prospectus for a description of investment objectives.

The assets of the Separate Account are owned by Integrity. The portion of the Separate Account’s assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of Integrity.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

Investments

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds’ shares are determined based on the identified cost basis.

Capital gain distributions are included in the Realized gain distributions line on the Statement of Operations. Dividends are included in the Reinvested dividends line on the Statement of Operations. Dividends and capital gain distributions are recorded on the

34

ex-date. Dividends and capital gain distributions from the Funds’ portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and administrative charges.

Taxes

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is not taxed as a regulated investment company under Subchapter L of the Internal Revenue Code. Under the  provisions  of the  policies,  Integrity has the  right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

35

2. Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2005 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2005) and the cost of shares held at December 31, 2005 for each division were as follows:

Division	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)	$264,396	$96,565	$173,931
Touchstone Aggressive ETF (GrandMaster flex3™)	2,538,424	67,963	2,491,184
Touchstone Aggressive ETF (Grandmaster™)	303,670	59,552	358,846
Touchstone Aggressive ETF (IQ Annuity™)	4,230,181	836,309	3,427,350
Touchstone Aggressive ETF (Pinnacleplus™)	76,491	213	76,282
Touchstone Aggressive ETF (IQ Advisor Enhanced™)	3,668	29	3,640
Touchstone Aggressive ETF (IQ Advisor Standard™)	7,499	164	22,414
Touchstone Balanced (AnnuiChoice™)	393,426	507,099	1,839,067
Touchstone Balanced (GrandMaster flex3™)	238,522	129,360	1,064,261
Touchstone Balanced (Grandmaster™)	317,622	172,938	201,232
Touchstone Balanced (IQ Annuity™)	307,482	458,168	1,385,594
Touchstone Balanced (Pinnacleplus™)	98,413	90,383	233,496
Touchstone Baron Small Cap (AnnuiChoice™)	520,589	746,998	1,964,075
Touchstone Baron Small Cap (GrandMaster flex3™)	681,764	652,409	1,029,323
Touchstone Baron Small Cap (Grandmaster™)	414,291	142,556	404,853
Touchstone Baron Small Cap (IQ Annuity™)	1,273,279	531,822	3,045,172
Touchstone Baron Small Cap (Pinnacleplus™)	166,741	52,975	335,060
Touchstone Baron Small Cap (IQ Advisor Enhanced™)”	—	38	4,174
Touchstone Baron Small Cap (IQ Advisor Standard™)	27,845	470	84,630
Touchstone Conservative ETF (AnnuiChoice™)	662,869	44,399	720,038
Touchstone Conservative ETF (GrandMaster flex3™)	551,462	55,946	558,304
Touchstone Conservative ETF (Grandmaster™)	296,429	85,426	211,927
Touchstone Conservative ETF (IQ Annuity™)	868,456	70,747	808,425
Touchstone Conservative ETF (Pinnacleplus™)	24,137	141	23,997
Touchstone Conservative ETF (IQ Advisor Standard™)	109,929	422	109,518
Touchstone Core Bond (AnnuiChoice™)	358,993	587,632	1,957,499
Touchstone Core Bond (GrandMaster flex3™)	130,488	276,692	711,937
Touchstone Core Bond (Grandmaster™)	186,608	130,509	73,922
Touchstone Core Bond (IQ Annuity™)	195,855	145,455	968,178
Touchstone Core Bond (Pinnacleplus™)	67,304	21,830	269,395
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	97,855	182,862	652,508
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	22,460	214,912	252,912
Touchstone Eagle Capital Appreciation (Grandmaster™)	24,084	15,145	14,021
Touchstone Eagle Capital Appreciation (IQ Annuity™)	59,142	107,643	333,859
Touchstone Eagle Capital Appreciation (Pinnacleplus™)	218	51,755	102,886
Touchstone Emerging Growth (AnnuiChoice™)	1,146,986	1,040,400	2,856,556
Touchstone Emerging Growth (GrandMaster flex3™)	1,120,791	1,503,669	1,770,929
Touchstone Emerging Growth (Grandmaster™)	241,945	39,057	235,587
Touchstone Emerging Growth (IQ Annuity™)	698,904	577,630	996,154
Touchstone Emerging Growth (Pinnacleplus™)	262,616	7,950	413,369
Touchstone Enhanced Dividend 30 (AnnuiChoice™)	53,110	150,112	196,500
Touchstone Enhanced Dividend 30 (GrandMaster flex3™)	1,412,962	1,249,653	1,489,676

36

Division	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Enhanced Dividend 30 (Grandmaster™)	$98,997	$108,362	$20,709
Touchstone Enhanced Dividend 30 (IQ Annuity™)	225,725	175,987	263,178
Touchstone Enhanced Dividend 30 (Pinnacleplus™)	5,734	79,807	48,983
Touchstone Enhanced ETF (AnnuiChoice™)	938,321	203,083	739,200
Touchstone Enhanced ETF (GrandMaster flex3™)	5,721,178	109,862	5,614,965
Touchstone Enhanced ETF (Grandmaster™)	436,778	7,769	452,070
Touchstone Enhanced ETF (IQ Annuity™)	3,884,103	40,970	3,847,098
Touchstone Enhanced ETF (Pinnacleplus™)	123,892	1,770	122,201
Touchstone Enhanced ETF (IQ Advisor Enhanced™)	3,667	322	37,143
Touchstone Enhanced ETF (IQ Advisor Standard™)	203,536	250,697	209,099
Touchstone Growth & Income (AnnuiChoice™)	22,409	159,642	170,371
Touchstone Growth & Income (GrandMaster flex3™)	84,321	57,108	319,713
Touchstone Growth & Income (Grandmaster™)	26,040	91,395	9,346
Touchstone Growth & Income (IQ Annuity™)	157,893	103,053	451,106
Touchstone Growth & Income (Pinnacleplus™)	7,538	6,009	121,717
Touchstone High Yield (AnnuiChoice™)	135,037	161,677	834,314
Touchstone High Yield (GrandMaster flex3™)	605,209	785,970	1,332,278
Touchstone High Yield (Grandmaster™)	1,338,287	1,415,770	887,148
Touchstone High Yield (IQ Annuity™)	291,659	890,039	1,143,852
Touchstone High Yield (Pinnacleplus™)	71,601	88,742	295,050
Touchstone Moderate ETF (AnnuiChoice™)	2,401,709	212,361	2,419,146
Touchstone Moderate ETF (GrandMaster flex3™)	2,286,937	185,959	2,488,235
Touchstone Moderate ETF (Grandmaster™)	604,509	64,836	590,165
Touchstone Moderate ETF (IQ Annuity™)	2,134,871	290,294	1,936,300
Touchstone Moderate ETF (Pinnacleplus™)	230,347	1,833	228,576
Touchstone Moderate ETF (IQ Advisor Enhanced™)	48,879	276	61,312
Touchstone Moderate ETF (IQ Advisor Standard™)	25,502	516	98,214
Touchstone Money Market (AnnuiChoice™)	5,122	8,769	163,615
Touchstone Third Avenue Value (AnnuiChoice™)	1,969,253	2,118,729	6,211,805
Touchstone Third Avenue Value (GrandMaster flex3™)	3,603,340	2,268,324	4,738,857
Touchstone Third Avenue Value (Grandmaster™)	1,997,011	645,596	1,673,627
Touchstone Third Avenue Value (IQ Annuity™)	4,331,131	3,346,831	7,803,442
Touchstone Third Avenue Value (Pinnacleplus™)	562,644	85,210	1,150,487
Touchstone Third Avenue Value (IQ Advisor Standard™)	38,918	523	95,801
Touchstone Value Plus (AnnuiChoice™)	37,264	202,648	858,865
Touchstone Value Plus (GrandMaster flex3™)	79,311	188,836	166,356
Touchstone Value Plus (Grandmaster™)	42,666	61,029	73,528
Touchstone Value Plus (IQ Annuity™)	1,516,241	1,401,052	908,914
Touchstone Value Plus (Pinnacleplus™)	35	566	19,388
Non-Affiliated:
JP Morgan Bond (AnnuiChoice™)	554,903	285,855	904,379
JP Morgan Bond (GrandMaster flex3™)	819,584	436,598	1,964,693
JP Morgan Bond (Grandmaster™)	356,907	121,014	320,160
JP Morgan Bond (IQ3™)	268,812	400,373	1,341,229
JP Morgan Bond (Pinnacleplus™)	121,490	17,864	375,743
JP Morgan Bond (IQ Advisor Standard™)	2,384	280	48,037
JP Morgan International Equity (AnnuiChoice™)	244,301	102,155	243,345
JP Morgan International Equity (GrandMaster flex3™)	99,232	220,806	93,673

37

Division	Purchases	Sales	Cost
Non-Affiliated (continued):
JP Morgan International Equity (Grandmaster™)	$139,286	$111,468	$84,570
JP Morgan International Equity (IQ3™)	179,091	195,634	318,530
JP Morgan International Equity (Pinnacleplus™)	281,395	56,912	239,313
JP Morgan Mid Cap Value (AnnuiChoice™)	440,015	274,555	689,283
JP Morgan Mid Cap Value (GrandMaster flex3™)	601,640	176,048	1,058,233
JP Morgan Mid Cap Value (Grandmaster™)	361,103	292,195	276,299
JP Morgan Mid Cap Value (IQ3™)	588,392	1,627,983	694,265
JP Morgan Mid Cap Value (Pinnacleplus™)	263,300	31,834	489,678
Affiliated Initial Class:
Touchstone Money Market (IQ Annuity™)	8,078,064	8,273,302	838,996
Touchstone Money Market ETF (IQ Advisor Standard™)	249,773	1,387	248,386
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	2,477,627	9,336,098	27,912,083
Fidelity VIP Growth (Grandmaster™)	1,186,431	7,646,757	21,912,562
Fidelity VIP High Income (Grandmaster™)	11,374,911	12,884,964	7,671,755
Fidelity VIP II Asset Manager (Grandmaster™)	619,120	4,237,239	15,153,838
Fidelity VIP II Contrafund (Grandmaster™)	1,575,330	6,641,563	19,949,676
Fidelity VIP II Index 500 (Grandmaster™)	350,456	6,288,144	13,615,489
Fidelity VIP II Index 500 (IQ Annuity™)	23,958	340,475	875,310
Fidelity VIP II Investment Grade Bond (Grandmaster™)	1,400,771	3,118,068	10,235,090
Fidelity VIP II Investment Grade Bond (IQ Annuity™)	201,916	316,788	1,664,283
Fidelity VIP III Balanced (Grandmaster™)	441,894	881,691	2,042,055
Fidelity VIP III Growth & Income (Grandmaster™)	635,743	3,003,340	8,773,010
Fidelity VIP III Growth Opportunities (Grandmaster™)	287,901	1,246,468	2,039,375
Fidelity VIP Overseas (Grandmaster™)	1,131,605	3,102,443	6,059,598
Affiliated Service Class:
Touchstone Money Market (AnnuiChoice™)	7,375,526	7,330,270	4,466,568
Touchstone Money Market (GrandMaster flex3™)	11,991,122	11,482,655	1,628,245
Touchstone Money Market (Grandmaster™)	17,937,655	19,365,042	6,467,581
Touchstone Money Market (IQ Annuity™)	6,864	55,359	192,691
Touchstone Money Market (IQ Advisor Standard™)	71,494	10,222	61,272
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity™)	197,860	722,304	977,167
Fidelity VIP Growth (IQ Annuity™)	41,927	1,232,708	799,065
Fidelity VIP High Income (IQ Annuity™)	5,619,869	6,367,246	1,471,240
Fidelity VIP II Asset Manager (IQ Annuity™)	182,896	151,569	328,071
Fidelity VIP II Contrafund (IQ Annuity™)	1,496,432	1,366,644	2,535,907
Fidelity VIP III Balanced (IQ Annuity™)	33,782	172,286	200,378
Fidelity VIP III Growth & Income (IQ Annuity™)	67,276	425,920	355,809
Fidelity VIP III Growth Opportunities (IQ Annuity™)	5,920	63,007	151,346
Fidelity VIP III Mid Cap (Grandmaster™)	1,075,961	3,021,273	4,081,340
Fidelity VIP III Mid Cap (IQ Annuity™)	623,333	1,216,346	1,792,422
Fidelity VIP Overseas (IQ Annuity™)	119,754	218,865	204,310
MFS Capital Opportunities (AnnuiChoice™)	6,551	92,327	438,738
MFS Capital Opportunities (GrandMaster flex3™)	97,255	109,988	348,439
MFS Capital Opportunities (Grandmaster™)	39,635	380,580	216,709
MFS Capital Opportunities (IQ Annuity™)	16,912	541,909	518,857

38

Division	Purchases	Sales	Cost
Non-Affiliated Service Class (continued):
MFS Capital Opportunities (Pinnacleplus™)	$532	$32,340	$61,883
MFS Emerging Growth (AnnuiChoice™)	184,231	66,335	322,576
MFS Emerging Growth (GrandMaster flex3™)	283,609	287,025	51,437
MFS Emerging Growth (Grandmaster™)	35,323	95,302	99,927
MFS Emerging Growth (IQ Annuity™)	1,452,743	1,792,965	489,526
MFS Emerging Growth (Pinnacleplus™)	2,927	8,939	8,986
MFS Investors Growth Stock (AnnuiChoice™)	120,769	309,549	688,087
MFS Investors Growth Stock (GrandMaster flex3™)	100,390	246,692	426,673
MFS Investors Growth Stock (Grandmaster™)	123,960	132,607	108,777
MFS Investors Growth Stock (IQ Annuity™)	13,077	173,017	318,111
MFS Investors Growth Stock (Pinnacleplus™)	16,884	22,003	139,036
MFS Mid Cap Growth (AnnuiChoice™)	85,843	436,754	678,844
MFS Mid Cap Growth (GrandMaster flex3™)	240,152	246,806	419,143
MFS Mid Cap Growth (Grandmaster™)	268,525	782,420	484,396
MFS Mid Cap Growth (IQ Annuity™)	238,430	500,215	1,029,876
MFS Mid Cap Growth (Pinnacleplus™)	2,927	40,016	83,196
MFS Mid Cap Growth (IQ Advisor Standard™)	7,501	37	7,466
MFS New Discovery (AnnuiChoice™)	15,290	154,483	310,146
MFS New Discovery (GrandMaster flex3™)	31,020	48,117	97,430
MFS New Discovery (Grandmaster™)	50,274	493,448	177,821
MFS New Discovery (IQ Annuity™)	8,023	458,435	243,224
MFS New Discovery (Pinnacleplus™)	2,015	391	22,259
MFS Total Return (AnnuiChoice™)	791,277	556,694	4,545,925
MFS Total Return (GrandMaster flex3™)	441,341	324,868	1,953,723
MFS Total Return (Grandmaster™)	992,189	1,946,287	5,098,113
MFS Total Return (IQ Annuity™)	543,314	1,365,137	3,531,837
MFS Total Return (Pinnacleplus™)	255,806	42,625	820,042
Affiliated Service Class 2:
Touchstone Money Market (IQ Annuity™)	38,594,575	34,703,713	9,861,592
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)	266,764	253,275	568,703
Fidelity VIP Asset Manager (GrandMaster flex3™)	82,991	1,666	118,917
Fidelity VIP Asset Manager (IQ3)	1,796,211	1,148,098	1,098,150
Fidelity VIP Asset Manager (Pinnacleplus™)	10,652	47,297	129,330
Fidelity VIP Balanced (AnnuiChoice™)	98,397	340,025	1,327,407
Fidelity VIP Balanced (GrandMaster flex3™)	149,534	37,840	346,655
Fidelity VIP Balanced (IQ3™)	399,016	640,274	618,576
Fidelity VIP Balanced (Pinnacleplus™)	12,232	82,629	83,377
Fidelity VIP Contrafund (AnnuiChoice™)	2,955,184	1,556,288	5,690,244
Fidelity VIP Contrafund (GrandMaster flex3™)	5,218,453	3,315,905	7,284,240
Fidelity VIP Contrafund (IQ3)	4,791,666	2,056,316	7,225,713
Fidelity VIP Contrafund (Pinnacleplus™)	593,265	52,473	1,208,864
Fidelity VIP Contrafund (IQ Advisor Standard™)	68,070	650	133,096
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	5,852	1,040	19,361
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	34,235	210	34,034
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)	35,007	23,347	25,936
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	9,276	9,759	7,988

39

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus™)	$97,838	$915	$96,963
Fidelity VIP Equity-Income (AnnuiChoice™)	754,044	774,086	3,614,758
Fidelity VIP Equity-Income (GrandMaster flex3™)	265,487	431,210	1,648,322
Fidelity VIP Equity-Income (IQ3™)	492,090	1,251,297	2,151,483
Fidelity VIP Equity-Income (Pinnacleplus™)	201,963	29,231	493,262
Fidelity VIP Equity-Income (IQ Advisor Standard™)	3,335	402	68,548
Fidelity VIP Growth & Income (AnnuiChoice™)	350,502	534,295	1,813,828
Fidelity VIP Growth & Income (GrandMaster flex3™)	139,181	203,544	449,942
Fidelity VIP Growth & Income (IQ3™)	196,366	407,108	910,104
Fidelity VIP Growth & Income (Pinnacleplus™)	116,618	72,845	423,627
Fidelity VIP Growth (AnnuiChoice™)	419,731	1,738,636	1,763,344
Fidelity VIP Growth (GrandMaster flex3™)	159,162	970,826	570,020
Fidelity VIP Growth (IQ3™)	896,227	3,037,209	1,109,026
Fidelity VIP Growth (Pinnacleplus™)	1,468	20,643	130,325
Fidelity VIP Growth Opportunities (AnnuiChoice™)	15,540	31,699	70,747
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	7,551	73,898	50,486
Fidelity VIP Growth Opportunities (IQ3™)	46,301	58,977	145,808
Fidelity VIP Growth Opportunities (Pinnacleplus™)	42,451	43,078	25,981
Fidelity VIP High Income (AnnuiChoice™)	4,504,072	6,634,990	865,498
Fidelity VIP High Income (GrandMaster flex3™)	27,224,632	32,224,699	2,144,512
Fidelity VIP High Income (IQ3™)	16,012,661	18,495,049	4,606,717
Fidelity VIP High Income (Pinnacleplus™)	42,309	7,415	108,011
Fidelity VIP Index 500 (AnnuiChoice™)	46,531	591,207	1,366,775
Fidelity VIP Index 500 (IQ3™)	27,009	334,679	904,733
Fidelity VIP Index 500 (Pinnacleplus™)	310	341	18,580
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	1,021,504	1,187,243	6,914,736
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	615,817	56,284	739,373
Fidelity VIP Investment Grade Bond (IQ3™)	1,619,351	1,598,745	4,644,650
Fidelity VIP Investment Grade Bond (Pinnacleplus™)	156,572	20,627	581,913
Fidelity VIP Investment Grade Bond (IQ Advisor Standard™)	2,646	278	48,295
Fidelity VIP Mid Cap (AnnuiChoice™)	1,365,706	1,291,278	4,368,218
Fidelity VIP Mid Cap (GrandMaster flex3™)	2,009,878	628,170	3,533,902
Fidelity VIP Mid Cap (Grandmaster™)	125	104	5,999
Fidelity VIP Mid Cap (IQ Annuity™)	3,183,260	4,246,523	3,564,957
Fidelity VIP Mid Cap (Pinnacleplus™)	292,880	112,661	645,225
Fidelity VIP Mid Cap (IQ Advisor Enhanced™)	158	78	8,503
Fidelity VIP Mid Cap (IQ Advisor Standard™)	7,565	61	11,358
Fidelity VIP Overseas (AnnuiChoice™)	476,764	287,135	523,738
Fidelity VIP Overseas (GrandMaster flex3™)	405,533	63,161	349,892
Fidelity VIP Overseas (IQ3™)	4,065,651	4,010,666	889,681
Fidelity VIP Overseas (Pinnacleplus™)	8,447	2,104	67,807
Fidelity VIP Overseas (IQ Advisor Enhanced™)	141	112	12,662
Fidelity VIP Overseas (IQ Advisor Standard™)	105,850	324	105,548
Affiliated Class 1:
Touchstone Money Market (Pinnacleplus™)	665,274	569,390	247,369
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	220,865	57,429	274,028

40

Division	Purchases	Sales	Cost
Non-Affiliated Class 1 Shares (continued):
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	$274,674	$114,913	$330,300
Van Kampen UIF Emerging Markets Debt (IQ3™)	1,091,868	563,471	697,647
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	533,428	1,633,471	2,038,401
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	1,129,134	763,660	1,760,177
Van Kampen UIF U.S. Real Estate (IQ3™)	2,005,037	1,982,220	1,422,305
Non-Affiliated Class 1B Shares:
Putnam VT Discovery Growth (AnnuiChoice™)	81,006	204,211	198,509
Putnam VT Discovery Growth (GrandMaster flex3™)	164,037	165,332	44,925
Putnam VT Discovery Growth (Grandmaster™)	158,640	155,494	15,102
Putnam VT Discovery Growth (IQ Annuity™)	147,403	200,863	102,431
Putnam VT Discovery Growth (Pinnacleplus™)	—	360	18,083
Putnam VT Growth and Income (AnnuiChoice™)	36,389	155,894	600,757
Putnam VT Growth and Income (GrandMaster flex3™)	66,077	91,428	242,665
Putnam VT Growth and Income (Grandmaster™)	33,707	277,097	202,434
Putnam VT Growth and Income (IQ Annuity™)	114,834	230,303	735,799
Putnam VT Growth and Income (Pinnacleplus™)	27,692	10,367	25,673
Putnam VT International Equity (AnnuiChoice™)	247,722	144,857	464,715
Putnam VT International Equity (GrandMaster flex3™)	1,383,973	728,852	1,360,765
Putnam VT International Equity (Grandmaster™)	126,376	261,672	205,812
Putnam VT International Equity (IQ Annuity™)	763,722	886,562	644,794
Putnam VT International Equity (Pinnacleplus™)	184,316	47,513	233,076
Putnam VT Small Cap Value (AnnuiChoice™)	796,847	1,360,484	2,823,369
Putnam VT Small Cap Value (GrandMaster flex3™)	767,292	703,190	894,500
Putnam VT Small Cap Value (Grandmaster™)	1,382,720	3,815,271	4,832,797
Putnam VT Small Cap Value (IQ Annuity™)	572,376	2,010,537	1,059,817
Putnam VT Small Cap Value (Pinnacleplus™)	273,561	98,612	387,722
Putnam VT Small Cap Value (IQ Advisor Enhanced™)	272	38	4,445
Putnam VT Small Cap Value (IQ Advisor Standard™)	112	11	2,028
Putnam VT The George Putnam Fund of Boston (AnnuiChoice™)	34,131	7,227	40,892
Putnam VT The George Putnam Fund of Boston (GrandMaster flex3™)	145	1,335	6,771
Putnam VT The George Putnam Fund of Boston (Grandmaster™)	330	1,583	13,059
Putnam VT The George Putnam Fund of Boston (IQ Annuity™)	2,605	19,453	70,085
Putnam VT The George Putnam Fund of Boston (Pinnacleplus™)	11,060	247	19,168
Putnam VT Voyager (AnnuiChoice™)	16,469	12,689	73,313
Putnam VT Voyager (GrandMaster flex3™)	2,559	9,089	93,662
Putnam VT Voyager (Grandmaster™)	150	22,780	5,481
Putnam VT Voyager (IQ Annuity™)	79,491	73,433	22,352
Putnam VT Voyager (Pinnacleplus™)	548	30,803	49,759
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	1,559,053	187,248	1,815,391
Franklin Growth and Income Securities (AnnuiChoice™)	355,784	1,157,603	1,776,940
Franklin Growth and Income Securities (GrandMaster flex3™)	117,639	394,766	422,462
Franklin Growth and Income Securities (Grandmaster™)	225,760	368,110	561,903
Franklin Growth and Income Securities (IQ Annuity™)	938,698	1,315,246	1,543,105
Franklin Growth and Income Securities (Pinnacleplus™)	179,399	64,213	202,000
Franklin Income Securities (AnnuiChoice™)	2,772,063	687,975	5,301,478
Franklin Income Securities (GrandMaster flex3™)	3,097,957	703,923	4,520,307
Franklin Income Securities (Grandmaster™)	1,383,561	868,273	2,787,487

41

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Income Securities (IQ Annuity™)	$3,080,150	$1,034,193	$3,631,188
Franklin Income Securities (Pinnacleplus™)	990,725	110,383	1,457,495
Franklin Income Securities (IQ Advisor Enhanced™)	336	71	8,682
Franklin Large Cap Growth Securities (AnnuiChoice™)	159,027	64,658	226,830
Franklin Large Cap Growth Securities (GrandMaster flex3™)	1,703,095	2,047,731	536,972
Franklin Large Cap Growth Securities (Grandmaster™)	71,489	72,470	131,321
Franklin Large Cap Growth Securities (IQ Annuity™)	803,702	856,324	360,990
Franklin Large Cap Growth Securities (Pinnacleplus™)	97,237	261,045	284,193
Franklin Mutual Shares Securities (AnnuiChoice™)	1,757,204	603,340	3,451,693
Franklin Mutual Shares Securities (GrandMaster flex3™)	1,281,989	278,219	2,487,486
Franklin Mutual Shares Securities (IQ Annuity™)	1,403,001	1,207,389	2,028,648
Franklin Mutual Shares Securities (Pinnacleplus™)	569,284	20,740	939,266
Franklin Mutual Shares Securities (IQ Advisor Standard™)	7,593	36	7,558
Franklin Mutual Shares Securities (Grandmaster™)	809,035	464,967	1,856,678
Templeton Foriegn Securities Fund (GrandMaster flex3™)	812,717	374,622	1,369,284
Templeton Foriegn Securities Fund (Grandmaster™)	423,584	262,445	620,141
Templeton Foriegn Securities Fund (Pinnacleplus™)	171,541	56,852	279,050
Templeton Foreign Securities Fund (AnnuiChoice™)	890,805	256,441	1,476,097
Templeton Foriegn Securities Fund (IQ Advisor Standard™)	8,221	362	60,371
Templeton Growth Securities (AnnuiChoice™)	1,607,878	205,308	1,821,366
Templeton Growth Securities (GrandMaster flex3™)	846,236	223,588	1,774,756
Templeton Growth Securities (Grandmaster™)	436,780	368,992	941,377
Templeton Growth Securities (IQ Annuity™)	831,628	303,776	1,489,910
Templeton Growth Securities (Pinnacleplus™)	442,643	9,930	499,928
Van Kampen LIT Comstock (AnnuiChoice™)	506,604	275,237	986,055
Van Kampen LIT Comstock (GrandMaster flex3™)	265,358	216,942	815,078
Van Kampen LIT Comstock (Grandmaster™)	490,681	406,023	619,870
Van Kampen LIT Comstock (IQ Annuity™)	592,768	954,244	1,200,789
Van Kampen LIT Comstock (Pinnacleplus™)	150,386	9,484	263,475
Van Kampen LIT Emerging Growth (AnnuiChoice™)	15,427	14,669	50,265
Van Kampen LIT Emerging Growth (GrandMaster flex3™)	74,528	57,944	75,120
Van Kampen LIT Emerging Growth (Grandmaster™)	50,533	72,442	45,424
Van Kampen LIT Emerging Growth (IQ Annuity™)	8,784	15,066	9,899
Van Kampen LIT Emerging Growth (Pinnacleplus™)	2,019	135	7,920
Van Kampen LIT Emerging Growth (IQ Advisor Standard™)	3,797	5	3,793
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	184,274	140,553	319,314
Van Kampen UIF Emerging Markets Debt (IQ Annuity™)	242,719	287,094	220,426
Van Kampen UIF Emerging Markets Debt (Pinnacleplus™)	59,867	33,537	84,759
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	724,154	868,278	750,052
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	1,032,688	622,874	837,616
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	204,538	22,709	218,333
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	3,836,395	4,678,410	951,476
Van Kampen UIF Emerging Markets Equity (Pinnacleplus™)	25,285	1,352	69,335
Van Kampen UIF U. S. Real Estate (Pinnacleplus™)	180,631	101,720	340,998
Van Kampen UIF U.S. Real Estate (Grandmaster™)	407,061	328,377	755,880
Van Kampen UIF U.S. Real Estate (IQ Annuity™)	199,040	156,661	480,259
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard™)	1,514	236	37,955

42

Division	Purchases	Sales	Cost
Non-Affiliated Class B:
Scudder VIT EAFE Equity Index (IQ Advisor Standard™)	$1,091	$53,629	$—
Scudder VIT EAFE Equity Index (AnnuiChoice™)	257,088	1,595,889	—
Scudder VIT EAFE Equity Index (GrandMaster flex3™)	178,186	1,227,750	—
Scudder VIT EAFE Equity Index (Grandmaster™)	136,194	480,697	—
Scudder VIT EAFE Equity Index (IQ3™)	375,737	4,468,774	—
Scudder VIT EAFE Equity Index (Pinnacleplus™)	80,815	484,446	—
Scudder VIT Equity 500 Index (AnnuiChoice™)	494,399	521,516	1,449,835
Scudder VIT Equity 500 Index (GrandMaster flex3™)	332,027	456,033	1,587,418
Scudder VIT Equity 500 Index (Grandmaster™)	2,110,601	684,953	2,407,396
Scudder VIT Equity 500 Index (IQ3™)	7,436,964	10,301,606	2,695,392
Scudder VIT Equity 500 Index (Pinnacleplus™)	66,968	8,627	174,458
Scudder VIT Equity 500 Index (IQ Advisor Standard™)	1,298	601	99,140
Scudder VIT Small Cap Index (AnnuiChoice™)	394,552	427,049	667,632
Scudder VIT Small Cap Index (GrandMaster flex3™)	58,053	20,149	273,531
Scudder VIT Small Cap Index (Grandmaster™)	219,304	141,802	95,824
Scudder VIT Small Cap Index (IQ3™)	2,788,873	3,384,157	681,914
Scudder VIT Small Cap Index (Pinnacleplus™)	24,592	17,769	162,544

43

3. Expenses

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. Seven contracts are currently offered by the Separate Account: Grandmaster flex3, IQ the SmartAnnuity (“IQ Annuity”), IQ3 the Smart Annuity (“IQ3”), IQ Advisor, AnnuiChoice, PinnaclePlus and ETF easyAnnuity. GrandMaster flex3, AnnuiChoice and PinnaclePlus have a deferred sales load charge. IQ Annuity and IQ3, IQ Advisor and ETF easyAnnuity have no sales load charges on their contracts. GrandMaster flex3 charges an annual rate of 1.40% and 0.15% of net assets, IQ Annuity and IQ3 charge an annual rate of 1.30% and 0.15% of net assets, AnnuiChoice charges an annual rate of 0.85% and 0.15% of net assets, PinnaclePlus charges an annual rate of 1.52% during the first nine contract years and 1.00% thereafter and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses. IQ Advisor, an integrated low-cost annuity sold by fee-based financial planners, charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. The same contract is available with an optional death benefit referred to as IQ Advisor Enhanced and charges an annual rate of 0.80% of net assets to cover these expenses. ETF EasyAnnuity charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. These charges are deducted on a daily basis. For IQ Annuity, IQ3, ETF easyAnnuity and Annuichoice, an annual administrative charge of $30 per contract is assessed if the participant’s account value is less than $50,000, or less than $75,000 for AnnuiChoice, at the end of any participation year prior to the participant’s retirement date (as defined by the participant’s contract). PinnaclePlus has an annual administrative charge of $40 per contract, which is assessed if the account value is less than $75,000 at the end of any participation year. For GrandMaster flex3, an annual administrative charge of $50 per contract is assessed, which is assessed if the account value is less than $75,000 at the end of any participation year. IQ Advisor does not have an annual administrative charge.

Integrity also deducts an amount quarterly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on a quarterly anniversary day.

44

4. Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for the periods ended December 31, 2005, 2004, 2003, 2002 and 2001 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2005 and 2004).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)
	2005	17		$10.64	$176	0.00%	1.00%	3.59%
	2004	—	*	10.27	2	7.53%	1.00%	2.70%
Touchstone Aggressive ETF (GrandMaster flex3™)
	2005	243		10.58	2,575	0.00%	1.55%	3.01%
	2004	2		10.27	17	8.37%	1.55%	2.70%
Touchstone Aggressive ETF (Grandmaster™)
	2005	35		10.60	373	0.00%	1.35%	3.22%
	2004	11		10.27	114	11.40%	1.35%	2.70%
Touchstone Aggressive ETF (IQ Annuity™)
	2005	332		10.59	3,514	0.00%	1.45%	3.12%
	2004	—	*	10.27	5	9.21%	1.45%	2.70%
Touchstone Aggressive ETF (Pinnacleplus™)
	2005	7		10.56	78	0.00%	1.67%	2.89%
Touchstone Aggressive ETF (IQ Advisor Enhanced™)
	2005	—	*	11.23	4	0.00%	0.80%	3.80%
Touchstone Aggressive ETF (IQ Advisor Standard™)
	2005	2		11.27	25	0.00%	0.60%	4.00%
	2004	2		10.83	16	1.76%	0.60%	8.30%
Touchstone Balanced (AnnuiChoice™)
	2005	165		12.57	2,073	1.44%	1.00%	5.55%
	2004	183		11.91	2,179	0.83%	1.00%	8.57%
	2003	169		10.97	1,848	0.74%	1.00%	20.42%
	2002	110		9.11	1,005	3.32%	1.00%	(10.07)%
	2001	46		10.13	462	12.68%	1.00%	1.30%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

45

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Balanced (GrandMaster flex3™)
	2005	91		$12.33	$1,127	1.46%	1.55%	4.97%
	2004	86		11.75	1,012	1.24%	1.55%	7.90%
	2003	27		10.89	295	1.06%	1.55%	19.80%
	2002	6		9.09	50	3.66%	1.55%	(9.10)%
Touchstone Balanced (Grandmaster™)
	2005	18		11.38	200	2.01%	1.35%	5.18%
	2004	5		10.82	55	3.54%	1.35%	8.20%
Touchstone Balanced (IQ Annuity™)
	2005	120		12.40	1,486	1.32%	1.45%	5.07%
	2004	138		11.80	1,627	1.11%	1.45%	8.06%
	2003	78		10.92	851	0.64%	1.45%	19.87%
	2002	64		9.11	583	3.04%	1.45%	(10.42)%
	2001	6		10.17	63	20.98%	1.45%	1.70%
Touchstone Balanced (Pinnacleplus™)
	2005	20		12.38	244	1.36%	1.67%	4.84%
	2004	20		11.80	232	1.03%	1.67%	7.76%
	2003	2		10.95	18	0.00%	1.67%	9.50%
Touchstone Baron Small Cap (AnnuiChoice™)
	2005	157		15.32	2,411	0.00%	1.00%	6.62%
	2004	172		14.37	2,467	0.00%	1.00%	26.61%
	2003	174		11.35	1,974	0.00%	1.00%	32.13%
	2002	109		8.59	939	0.00%	1.00%	(15.03)%
	2001	34		10.11	345	0.00%	1.00%	1.10%
Touchstone Baron Small Cap (GrandMaster flex3™)
	2005	82		14.00	1,149	0.00%	1.55%	6.03%
	2004	78		13.20	1,026	0.00%	1.55%	25.83%
	2003	64		10.49	670	0.00%	1.55%	31.29%
	2002	12		7.99	94	0.00%	1.55%	(20.10)%
Touchstone Baron Small Cap (Grandmaster™)
	2005	34		12.52	423	0.00%	1.35%	6.24%
	2004	11		11.79	128	0.00%	1.35%	17.90%
Touchstone Baron Small Cap (IQ Annuity™)
	2005	233		15.07	3,517	0.00%	1.45%	6.13%
	2004	183		14.20	2,593	0.00%	1.45%	26.00%
	2003	167		11.27	1,882	0.00%	1.45%	31.51%
	2002	129		8.57	1,103	0.00%	1.45%	(15.40)%
	2001	14		10.13	143	0.00%	1.45%	1.30%
Touchstone Baron Small Cap (Pinnacleplus™)
	2005	27		14.69	391	0.00%	1.67%	5.90%
	2004	18		13.87	249	0.00%	1.67%	25.63%
	2003	2		11.04	21	0.00%	1.67%	10.40%
Touchstone Baron Small Cap (IQ Advisor Enhanced™)”
	2005	—	*	13.19	5	0.00%	0.80%	6.83%
	2004	—	*	12.34	5	0.00%	0.80%	23.40%
Touchstone Baron Small Cap (IQ Advisor Standard™)
	2005	7		13.24	95	0.00%	0.60%	7.04%
	2004	5		12.37	62	0.00%	0.60%	23.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

46

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (AnnuiChoice™)
	2005	70	$10.40	$727	0.00%	1.00%	2.30%
	2004	10	10.16	101	19.75%	1.00%	1.60%
Touchstone Conservative ETF (GrandMaster flex3™)
	2005	55	10.33	572	0.00%	1.55%	1.73%
	2004	6	10.16	62	74.95%	1.55%	1.60%
Touchstone Conservative ETF (Grandmaster™)
	2005	21	10.36	216	0.00%	1.35%	1.93%
Touchstone Conservative ETF (IQ Annuity™)
	2005	80	10.34	823	0.00%	1.45%	1.83%
Touchstone Conservative ETF (Pinnacleplus™)
	2005	2	10.32	24	0.00%	1.67%	1.61%
Touchstone Conservative ETF (IQ Advisor Standard™)
	2005	11	10.78	114	0.00%	0.60%	2.71%
Touchstone Core Bond (AnnuiChoice™)
	2005	166	11.71	1,940	0.00%	1.00%	0.67%
	2004	184	11.63	2,136	3.68%	1.00%	2.20%
	2003	224	11.38	2,549	3.30%	1.00%	2.52%
	2002	245	11.10	2,717	11.76%	1.00%	6.83%
	2001	128	10.39	1,330	19.39%	1.00%	3.90%
Touchstone Core Bond (GrandMaster flex3™)
	2005	65	10.88	708	0.00%	1.55%	0.11%
	2004	77	10.87	842	3.95%	1.55%	1.68%
	2003	83	10.69	892	5.37%	1.55%	1.91%
	2002	18	10.49	189	54.10%	1.55%	4.90%
Touchstone Core Bond (Grandmaster™)
	2005	7	10.31	74	0.00%	1.35%	0.31%
	2004	2	10.28	18	70.57%	1.35%	2.80%
Touchstone Core Bond (IQ Annuity™)
	2005	86	11.31	971	0.00%	1.45%	0.21%
	2004	80	11.29	905	3.27%	1.45%	1.80%
	2003	103	11.09	1,137	2.13%	1.45%	2.02%
	2002	135	10.87	1,470	16.97%	1.45%	6.36%
	2001	8	10.22	84	37.00%	1.45%	2.20%
Touchstone Core Bond (Pinnacleplus™)
	2005	27	10.13	269	0.00%	1.67%	(0.01)%
	2004	22	10.13	219	5.10%	1.67%	1.50%
	2003	3	9.98	34	0.00%	1.67%	(0.20)%
Touchstone Eagle Capital Appreciation (AnnuiChoice™)
	2005	94	8.34	784	0.09%	1.00%	(0.91)%
	2004	103	8.42	871	0.72%	1.00%	13.78%
	2003	203	7.40	1,504	0.15%	1.00%	30.97%
	2002	50	5.65	283	0.00%	1.00%	(31.18)%
	2001	48	8.21	394	0.00%	1.00%	(17.90)%
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)
	2005	28	11.05	312	0.07%	1.55%	(1.46)%
	2004	45	11.22	506	0.95%	1.55%	13.22%
	2003	48	9.91	476	0.18%	1.55%	30.22%
	2002	2	7.61	19	0.00%	1.55%	(23.90)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

47

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Eagle Capital Appreciation (Grandmaster™)
	2005	1		$11.27	$14	0.09%	1.35%	(1.26)%
	2004	—	*	11.42	5	2.78%	1.35%	14.20%
Touchstone Eagle Capital Appreciation (IQ Annuity™)
	2005	45		8.24	373	0.08%	1.45%	(1.36)%
	2004	51		8.35	423	0.59%	1.45%	13.30%
	2003	77		7.37	569	0.17%	1.45%	30.21%
	2002	25		5.66	140	0.00%	1.45%	(31.48)%
	2001	5		8.26	43	0.00%	1.45%	(17.40)%
Touchstone Eagle Capital Appreciation (Pinnacleplus™)
	2005	10		12.31	117	0.07%	1.67%	(1.58)%
	2004	14		12.51	170	1.13%	1.67%	13.01%
	2003	2		11.07	24	0.00%	1.67%	10.70%
Touchstone Emerging Growth (AnnuiChoice™)
	2005	192		13.82	2,648	4.67%	1.00%	14.15%
	2004	238		12.11	2,881	1.99%	1.00%	11.00%
	2003	226		10.91	2,465	0.00%	1.00%	45.66%
	2002	156		7.49	1,169	4.74%	1.00%	(23.02)%
	2001	15		9.73	150	0.00%	1.00%	(2.70)%
Touchstone Emerging Growth (GrandMaster flex3™)
	2005	113		13.87	1,562	4.65%	1.55%	13.51%
	2004	179		12.22	2,189	2.48%	1.55%	10.29%
	2003	133		11.08	1,472	0.00%	1.55%	45.03%
	2002	32		7.64	241	15.16%	1.55%	(23.60)%
Touchstone Emerging Growth (Grandmaster™)
	2005	16		12.22	191	15.22%	1.35%	13.74%
	2004	3		10.74	33	5.29%	1.35%	7.40%
Touchstone Emerging Growth (IQ Annuity™)
	2005	63		14.08	885	5.27%	1.45%	13.63%
	2004	73		12.39	899	1.82%	1.45%	10.43%
	2003	53		11.22	593	0.00%	1.45%	45.15%
	2002	19		7.73	150	1.62%	1.45%	(23.47)%
	2001	3		10.10	30	0.00%	1.45%	1.00%
Touchstone Emerging Growth (Pinnacleplus™)
	2005	25		14.45	357	7.39%	1.67%	13.38%
	2004	13		12.75	163	2.60%	1.67%	10.20%
	2003	2		11.57	25	0.00%	1.67%	15.70%
Touchstone Enhanced Dividend 30 (AnnuiChoice™)
	2005	21		9.36	196	0.00%	1.00%	(4.02)%
	2004	31		9.75	301	3.05%	1.00%	4.17%
	2003	17		9.36	157	1.35%	1.00%	30.54%
	2002	12		7.17	84	1.53%	1.00%	(23.48)%
	2001	5		9.37	43	3.94%	1.00%	(6.30)%
Touchstone Enhanced Dividend 30 (GrandMaster flex3™)
	2005	150		9.91	1,488	0.00%	1.55%	(4.55)%
	2004	134		10.38	1,393	3.86%	1.55%	3.59%
	2003	72		10.02	720	2.28%	1.55%	29.79%
	2002	8		7.72	64	3.56%	1.55%	(22.80)%
Touchstone Enhanced Dividend 30 (Grandmaster™)
	2005	2		10.13	21	0.00%	1.35%	(4.36)%
	2004	3		10.59	30	4.36%	1.35%	5.90%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

48

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Enhanced Dividend 30 (IQ Annuity™)
	2005	28		$9.37	$263	0.00%	1.45%	(4.46)%
	2004	23		9.80	224	2.65%	1.45%	3.59%
	2003	22		9.46	212	3.41%	1.45%	29.95%
	2002	2		7.28	16	2.99%	1.45%	(23.77)%
	2001	—	*	9.55	2	5.33%	1.45%	(4.50)%
Touchstone Enhanced Dividend 30 (Pinnacleplus™)
	2005	5		10.98	50	0.00%	1.67%	(4.67)%
	2004	11		11.52	125	3.41%	1.67%	3.41%
Touchstone Enhanced ETF (AnnuiChoice™)
	2005	68		11.02	748	0.00%	1.00%	4.96%
	2004	—	*	10.50	3	6.47%	1.00%	5.00%
Touchstone Enhanced ETF (GrandMaster flex3™)
	2005	537		10.96	5,888	0.00%	1.55%	4.38%
Touchstone Enhanced ETF (Grandmaster™)
	2005	42		10.98	463	0.00%	1.35%	4.59%
	2004	2		10.50	23	3.56%	1.35%	5.00%
Touchstone Enhanced ETF (IQ Annuity™)
	2005	364		10.97	3,989	0.00%	1.45%	4.49%
	2004	—	*	10.50	1	51.06%	1.45%	5.00%
Touchstone Enhanced ETF (Pinnacleplus™)
	2005	12		10.94	128	0.00%	1.67%	4.25%
Touchstone Enhanced ETF (IQ Advisor Enhanced™)
	2005	4		11.88	42	0.00%	0.80%	5.17%
	2004	3		11.29	36	2.01%	0.80%	12.90%
Touchstone Enhanced ETF (IQ Advisor Standard™)
	2005	18		11.91	214	0.00%	0.60%	5.38%
	2004	24		11.30	268	6.89%	0.60%	13.00%
Touchstone Growth & Income (AnnuiChoice™)
	2005	14		11.38	164	0.02%	1.00%	0.84%
	2004	27		11.28	307	1.19%	1.00%	8.99%
	2003	60		10.35	620	6.60%	1.00%	31.51%
	2002	35		7.87	278	11.40%	1.00%	(15.74)%
	2001	4		9.34	37	11.77%	1.00%	(6.60)%
Touchstone Growth & Income (GrandMaster flex3™)
	2005	29		11.37	328	0.04%	1.55%	0.28%
	2004	28		11.34	313	2.15%	1.55%	8.41%
	2003	18		10.46	183	6.10%	1.55%	30.75%
	2002	2		8.00	14	15.47%	1.55%	(20.00)%
Touchstone Growth & Income (Grandmaster™)
	2005	1		10.96	9	0.01%	1.35%	0.49%
	2004	7		10.91	76	40.09%	1.35%	9.10%
Touchstone Growth & Income (IQ Annuity™)
	2005	41		11.51	477	0.03%	1.45%	0.38%
	2004	38		11.47	436	1.90%	1.45%	8.51%
	2003	37		10.57	391	5.38%	1.45%	30.98%
	2002	12		8.07	93	8.44%	1.45%	(16.20)%
	2001	1		9.63	13	18.31%	1.45%	(3.70)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

49

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Growth & Income (Pinnacleplus™)
	2005	10	$12.35	$128	0.03%	1.67%	0.16%
	2004	11	12.33	131	2.08%	1.67%	8.25%
	2003	5	11.39	60	0.00%	1.67%	13.90%
Touchstone High Yield (AnnuiChoice™)
	2005	61	13.96	852	0.00%	1.00%	2.24%
	2004	62	13.65	852	6.64%	1.00%	8.42%
	2003	74	12.59	933	4.01%	1.00%	22.71%
	2002	148	10.26	1,514	21.02%	1.00%	1.89%
	2001	6	10.07	56	32.76%	1.00%	0.70%
Touchstone High Yield (GrandMaster flex3™)
	2005	103	13.16	1,358	0.00%	1.55%	1.67%
	2004	116	12.94	1,498	6.86%	1.55%	7.83%
	2003	167	12.00	2,005	10.16%	1.55%	22.08%
	2002	29	9.83	282	66.85%	1.55%	(1.70)%
Touchstone High Yield (Grandmaster™)
	2005	83	10.87	901	0.00%	1.35%	1.88%
	2004	91	10.67	971	38.77%	1.35%	6.70%
Touchstone High Yield (IQ Annuity™)
	2005	86	13.54	1,166	0.00%	1.45%	1.78%
	2004	130	13.30	1,727	6.14%	1.45%	7.95%
	2003	133	12.32	1,634	3.86%	1.45%	22.22%
	2002	106	10.08	1,072	18.68%	1.45%	1.31%
	2001	2	9.95	24	70.54%	1.45%	(0.50)%
Touchstone High Yield (Pinnacleplus™)
	2005	26	11.55	302	0.00%	1.67%	1.55%
	2004	27	11.37	309	8.47%	1.67%	7.77%
	2003	16	10.55	174	0.00%	1.67%	5.50%
Touchstone Moderate ETF (AnnuiChoice™)
	2005	235	10.55	2,482	0.00%	1.00%	2.89%
	2004	22	10.26	230	4.95%	1.00%	2.60%
Touchstone Moderate ETF (GrandMaster flex3™)
	2005	245	10.49	2,571	0.00%	1.55%	2.32%
	2004	38	10.25	385	9.54%	1.55%	2.50%
Touchstone Moderate ETF (Grandmaster™)
	2005	58	10.51	607	0.00%	1.35%	2.53%
	2004	5	10.25	49	11.30%	1.35%	2.50%
Touchstone Moderate ETF (IQ Annuity™)
	2005	188	10.50	1,975	0.00%	1.45%	2.43%
	2004	8	10.25	82	6.55%	1.45%	2.50%
Touchstone Moderate ETF (Pinnacleplus™)
	2005	22	10.47	233	0.00%	1.67%	2.20%
Touchstone Moderate ETF (IQ Advisor Enhanced™)
	2005	6	11.04	63	0.00%	0.80%	3.10%
	2004	1	10.71	13	3.54%	0.80%	7.10%
Touchstone Moderate ETF (IQ Advisor Standard™)
	2005	10	11.08	105	0.00%	0.60%	3.31%
	2004	7	10.72	77	2.33%	0.60%	7.20%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

50

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Money Market (AnnuiChoice™)
	2005	16		$10.41	$164	3.12%	1.00%	2.13%
	2004	16		10.19	167	1.33%	1.00%	0.30%
	2003	18		10.16	182	1.03%	1.00%	0.00%
	2002	51		10.16	522	1.51%	1.00%	0.59%
	2001	21		10.10	208	2.79%	1.00%	1.00%
Touchstone Third Avenue Value (AnnuiChoice™)
	2005	439		17.80	7,808	0.85%	1.00%	16.24%
	2004	461		15.32	7,057	0.26%	1.00%	24.65%
	2003	456		12.29	5,603	0.32%	1.00%	38.87%
	2002	374		8.85	3,308	1.79%	1.00%	(18.28)%
	2001	186		10.83	2,010	1.24%	1.00%	8.30%
Touchstone Third Avenue Value (GrandMaster flex3™)
	2005	347		15.07	5,228	1.10%	1.55%	15.60%
	2004	266		13.04	3,470	0.36%	1.55%	23.95%
	2003	153		10.52	1,609	0.23%	1.55%	38.06%
	2002	24		7.62	184	1.23%	1.55%	(23.80)%
Touchstone Third Avenue Value (Grandmaster™)
	2005	121		14.09	1,708	1.48%	1.35%	15.83%
	2004	23		12.16	276	1.00%	1.35%	21.60%
Touchstone Third Avenue Value (IQ Annuity™)
	2005	572		15.95	9,120	0.91%	1.45%	15.71%
	2004	518		13.78	7,139	0.26%	1.45%	24.03%
	2003	543		11.11	6,033	0.32%	1.45%	38.18%
	2002	456		8.04	3,663	2.02%	1.45%	(18.71)%
	2001	137		9.89	1,356	1.45%	1.45%	(1.10)%
Touchstone Third Avenue Value (Pinnacleplus™)
	2005	80		17.11	1,368	1.01%	1.67%	15.46%
	2004	51		14.82	761	0.37%	1.67%	23.81%
	2003	6		11.97	77	0.00%	1.67%	19.70%
Touchstone Third Avenue Value (IQ Advisor Standard™)
	2005	8		13.90	111	0.94%	0.60%	16.71%
	2004	5		11.91	61	1.57%	0.60%	19.10%
Touchstone Value Plus (AnnuiChoice™)
	2005	111		10.00	1,106	0.00%	1.00%	1.15%
	2004	127		9.88	1,250	0.70%	1.00%	9.41%
	2003	169		9.03	1,523	0.97%	1.00%	28.45%
	2002	29		7.03	201	1.51%	1.00%	(27.45)%
	2001	8		9.69	80	4.66%	1.00%	(3.10)%
Touchstone Value Plus (GrandMaster flex3™)
	2005	17		10.61	179	0.00%	1.55%	0.59%
	2004	27		10.55	286	0.60%	1.55%	8.76%
	2003	43		9.70	421	1.07%	1.55%	27.80%
	2002	—	*	7.59	—	0.00%	1.55%	(24.10)%
Touchstone Value Plus (Grandmaster™)
	2005	7		10.99	78	0.00%	1.35%	0.79%
	2004	9		10.91	93	1.78%	1.35%	9.10%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

51

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Value Plus (IQ Annuity™)
	2005	95		$9.80	$935		0.00%	1.45%	0.69%
	2004	84		9.73	820		0.75%	1.45%	8.96%
	2003	92		8.93	825		0.81%	1.45%	27.75%
	2002	5		6.99	35		0.98%	1.45%	(27.71)%
	2001	2		9.67	18		6.35%	1.45%	(3.30)%
Touchstone Value Plus (Pinnacleplus™)
	2005	2		12.10	22		0.00%	1.67%	0.47%
	2004	2		12.05	22		1.45%	1.67%	8.75%
	2003	—	*	11.08	3		0.00%	1.67%	10.80%
Non-Affiliated:
JP Morgan Bond (AnnuiChoice™)
	2005	78		11.43	893		4.95%	1.00%	1.79%
	2004	57		11.23	644		3.97%	1.00%	3.22%
	2003	114		10.88	1,243		4.90%	1.00%	2.74%
	2002	62		10.59	656		0.00%	1.00%	5.90%
JP Morgan Bond (GrandMaster flex3™)
	2005	173		11.24	1,938		4.21%	1.55%	1.22%
	2004	142		11.10	1,581		5.33%	1.55%	2.68%
	2003	141		10.81	1,523		3.93%	1.55%	2.08%
	2002	33		10.59	348		0.00%	1.55%	5.90%
JP Morgan Bond (Grandmaster™)
	2005	31		10.51	321		3.25%	1.35%	1.43%
	2004	8		10.36	88		0.00%	1.35%	3.60%
JP Morgan Bond (IQ3™)
	2005	119		11.27	1,338		5.32%	1.45%	1.32%
	2004	135		11.12	1,503		4.29%	1.45%	2.77%
	2003	186		10.82	2,018		3.01%	1.45%	2.17%
	2002	122		10.59	1,291		0.00%	1.45%	5.90%
JP Morgan Bond (Pinnacleplus™)
	2005	36		10.30	370		4.68%	1.67%	1.10%
	2004	27		10.19	272		4.14%	1.67%	2.52%
	2003	2		9.94	20		0.00%	1.67%	(0.60)%
JP Morgan Bond (IQ Advisor Standard™)
	2005	5		10.46	47		5.02%	0.60%	2.20%
	2004	5		10.24	46		0.00%	0.60%	2.40%
JP Morgan International Equity (AnnuiChoice™)
	2005	20		13.69	277		0.48%	1.00%	9.59%
	2004	8		12.49	102		0.45%	1.00%	17.17%
	2003	2		10.66	23		0.11%	1.00%	31.12%
	2002	—	*	8.13	—	*	0.00%	1.00%	(18.70)%
JP Morgan International Equity (GrandMaster flex3™)
	2005	8		12.96	104		0.77%	1.55%	8.98%
	2004	18		11.89	210		0.50%	1.55%	16.45%
	2003	17		10.21	174		1.12%	1.55%	30.40%
	2002	1		7.83	5		0.00%	1.55%	(21.70)%
JP Morgan International Equity (Grandmaster™)
	2005	8		12.75	96		1.27%	1.35%	9.20%
	2004	5		11.67	58		0.00%	1.35%	16.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

52

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio	Return (2)
Non-Affiliated:
JP Morgan International Equity (IQ3™)
	2005	29		$13.25	$378		0.78%	1.45%	9.09%
	2004	29		12.15	352		0.51%	1.45%	16.71%
	2003	21		10.41	217		0.25%	1.45%	30.45%
	2002	19		7.98	149		0.00%	1.45%	(20.20)%
JP Morgan International Equity (Pinnacleplus™)
	2005	18		15.08	270		0.06%	1.67%	8.85%
	2004	1		13.85	14		0.63%	1.67%	16.39%
	2003	—	*	11.90	1		0.00%	1.67%	19.00%
JP Morgan Mid Cap Value (AnnuiChoice™)
	2005	49		15.33	755		0.85%	1.00%	8.12%
	2004	38		14.18	545		0.90%	1.00%	19.86%
	2003	29		11.83	341		0.33%	1.00%	28.31%
	2002	5		9.22	42		0.00%	1.00%	(7.80)%
JP Morgan Mid Cap Value (GrandMaster flex3™)
	2005	82		14.87	1,223		0.81%	1.55%	7.53%
	2004	53		13.83	729		0.67%	1.55%	19.12%
	2003	43		11.61	494		0.17%	1.55%	27.72%
	2002	5		9.09	45		0.00%	1.55%	(9.10)%
JP Morgan Mid Cap Value (Grandmaster™)
	2005	24		12.39	292		0.52%	1.35%	7.74%
	2004	17		11.50	201		0.00%	1.35%	15.00%
JP Morgan Mid Cap Value (IQ3™)
	2005	49		15.08	735		0.65%	1.45%	7.63%
	2004	125		14.01	1,750		1.05%	1.45%	19.23%
	2003	57		11.75	667		0.25%	1.45%	27.72%
	2002	18		9.20	163		0.00%	1.45%	(8.00)%
JP Morgan Mid Cap Value (Pinnacleplus™)
	2005	39		14.29	554		0.83%	1.67%	7.40%
	2004	22		13.31	296		0.62%	1.67%	19.05%
	2003	10		11.18	109		0.00%	1.67%	11.80%
Affiliated Initial Class:
Touchstone Money Market (IQ Annuity™)
	2005	82		10.17	839		3.18%	1.45%	1.67%
	2004	103		10.01	1,035		1.24%	1.45%	(0.10)%
	2003	379		10.02	3,795		0.00%	1.45%	0.20%
Touchstone Money Market ETF (IQ Advisor Standard™)
	2005	24		10.31	248		3.19%	0.60%	2.55%
	2004	—	*	10.05	—	*	4.31%	0.60%	0.50%
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)
	2005	702		48.86	34,308		2.21%	1.35%	4.44%
	2004	883		46.78	41,289		1.65%	1.35%	10.02%
	2003	1,099		42.52	46,746		1.87%	1.35%	28.58%
	2002	1,265		33.07	41,825		2.12%	1.35%	(18.08)%
	2001	1,694		40.37	68,370		1.65%	1.35%	(6.25)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

53

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Growth (Grandmaster™)
	2005	406	$52.99	$21,500	0.54%	1.35%	4.38%
	2004	531	50.77	26,957	0.28%	1.35%	1.99%
	2003	688	49.78	34,226	0.28%	1.35%	31.03%
	2002	779	37.99	29,611	0.30%	1.35%	(31.04)%
	2001	1,163	55.09	64,057	0.09%	1.35%	(18.77)%
Fidelity VIP High Income (Grandmaster™)
	2005	455	16.26	7,395	16.92%	1.35%	1.32%
	2004	615	16.05	9,873	8.60%	1.35%	8.15%
	2003	974	14.84	14,455	6.02%	1.35%	25.55%
	2002	865	11.82	10,225	10.52%	1.35%	2.07%
	2001	1,086	11.58	12,571	18.40%	1.35%	(12.93)%
Fidelity VIP II Asset Manager (Grandmaster™)
	2005	493	32.17	15,860	2.93%	1.35%	2.64%
	2004	618	31.34	19,362	2.52%	1.35%	4.05%
	2003	615	30.12	18,515	3.88%	1.35%	16.38%
	2002	751	25.88	19,437	4.37%	1.35%	(9.95)%
	2001	988	28.74	28,409	4.74%	1.35%	(5.40)%
Fidelity VIP II Contrafund (Grandmaster™)
	2005	783	36.92	28,895	0.33%	1.35%	15.36%
	2004	928	32.01	29,710	0.36%	1.35%	13.91%
	2003	1,109	28.10	31,160	0.48%	1.35%	26.75%
	2002	1,282	22.17	28,422	0.92%	1.35%	(10.57)%
	2001	1,777	24.79	44,051	0.99%	1.35%	(13.44)%
Fidelity VIP II Index 500 (Grandmaster™)
	2005	544	28.82	15,684	1.99%	1.45%	3.41%
	2004	762	27.87	21,242	1.43%	1.35%	9.12%
	2003	991	25.54	25,304	1.54%	1.35%	26.69%
	2002	1,130	20.16	22,776	1.63%	1.35%	(23.32)%
	2001	1,742	26.29	45,790	1.33%	1.35%	(13.29)%
Fidelity VIP II Index 500 (IQ Annuity™)
	2005	116	9.57	1,105	1.96%	1.35%	3.31%
	2004	150	9.26	1,391	1.53%	1.45%	8.94%
	2003	230	8.50	1,956	1.52%	1.45%	26.68%
	2002	274	6.71	1,840	1.53%	1.45%	(23.40)%
	2001	363	8.76	3,180	0.91%	1.45%	(13.44)%
Fidelity VIP II Investment Grade Bond (Grandmaster™)
	2005	346	28.79	9,956	4.58%	1.45%	0.82%
	2004	424	28.55	12,110	6.55%	1.35%	3.03%
	2003	662	27.71	18,341	5.96%	1.35%	3.78%
	2002	1,010	26.70	26,964	3.59%	1.35%	8.85%
	2001	1,077	24.53	26,409	3.83%	1.35%	6.98%
Fidelity VIP II Investment Grade Bond (IQ Annuity™)
	2005	119	13.68	1,622	4.59%	1.35%	0.71%
	2004	133	13.58	1,804	6.70%	1.45%	2.96%
	2003	185	13.19	2,443	5.50%	1.45%	3.61%
	2002	252	12.73	3,213	3.69%	1.45%	8.80%
	2001	280	11.70	3,281	1.90%	1.45%	6.85%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

54

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP III Balanced (Grandmaster™)
	2005	163	$14.11	$2,303	2.94%	1.35%	4.34%
	2004	199	13.52	2,697	2.11%	1.35%	4.00%
	2003	243	13.00	3,156	2.88%	1.35%	16.18%
	2002	272	11.19	3,041	3.46%	1.35%	(9.98)%
	2001	376	12.43	4,668	3.08%	1.35%	(2.89)%
Fidelity VIP III Growth & Income (Grandmaster™)
	2005	589	15.88	9,349	1.62%	1.35%	6.19%
	2004	748	14.96	11,197	0.97%	1.35%	4.40%
	2003	564	14.33	8,075	1.20%	1.35%	22.06%
	2002	612	11.74	7,189	1.56%	1.35%	(17.73)%
	2001	890	14.27	12,702	1.49%	1.35%	(9.97)%
Fidelity VIP III Growth Opportunities (Grandmaster™)
	2005	210	11.66	2,449	1.04%	1.35%	7.43%
	2004	298	10.85	3,235	0.58%	1.35%	5.75%
	2003	377	10.26	3,869	0.82%	1.35%	28.09%
	2002	459	8.01	3,679	1.26%	1.35%	(22.91)%
	2001	737	10.39	7,658	0.44%	1.35%	(15.60)%
Fidelity VIP Overseas (Grandmaster™)
	2005	355	28.14	9,987	1.28%	1.00%	17.45%
	2004	437	23.96	10,467	1.19%	1.35%	12.07%
	2003	517	21.38	11,058	0.88%	1.35%	41.50%
	2002	646	15.11	9,759	0.86%	1.35%	(21.38)%
	2001	872	19.22	16,764	6.39%	1.35%	(22.22)%
Affiliated Service Class:
Touchstone Money Market (AnnuiChoice™)
	2005	439	10.17	4,467	2.91%	1.55%	1.87%
	2004	443	9.99	4,422	1.09%	1.00%	0.10%
	2003	469	9.98	4,681	0.00%	1.00%	(0.20)%
Touchstone Money Market (GrandMaster flex3™)
	2005	162	10.04	1,628	2.78%	1.35%	1.31%
	2004	113	9.91	1,120	0.98%	1.55%	(0.50)%
	2003	144	9.96	1,434	0.00%	1.55%	(0.40)%
Touchstone Money Market (Grandmaster™)
	2005	638	10.14	6,468	3.06%	1.45%	1.77%
	2004	792	9.97	7,897	1.30%	1.35%	0.00%
	2003	1,227	9.97	12,230	0.00%	1.35%	(0.30)%
Touchstone Money Market (IQ Annuity™)
	2005	19	10.17	193	3.08%	0.80%	1.67%
	2004	24	10.01	241	1.33%	1.45%	(0.10)%
	2003	33	10.02	334	0.98%	1.45%	(0.40)%
	2002	102	10.06	1,025	1.58%	1.45%	0.10%
	2001	385	10.05	3,872	2.29%	1.45%	0.50%
Touchstone Money Market (IQ Advisor Standard™)
	2005	6	10.28	61	3.23%	1.45%	2.28%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

55

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity™)
	2005	102	$11.68	$1,186	2.28%	1.45%	4.23%
	2004	154	11.21	1,732	1.49%	1.45%	9.79%
	2003	175	10.21	1,784	1.98%	1.45%	28.27%
	2002	226	7.96	1,801	1.68%	1.45%	(18.19)%
	2001	196	9.73	1,908	1.24%	1.45%	(6.44)%
Fidelity VIP Growth (IQ Annuity™)
	2005	112	8.64	966	0.51%	1.45%	4.15%
	2004	257	8.30	2,133	0.19%	1.45%	1.84%
	2003	320	8.15	2,606	0.20%	1.45%	30.82%
	2002	296	6.23	1,843	0.15%	1.45%	(31.24)%
	2001	332	9.06	3,012	0.00%	1.45%	(18.89)%
Fidelity VIP High Income (IQ Annuity™)
	2005	150	9.22	1,379	16.05%	1.45%	1.04%
	2004	254	9.12	2,319	16.00%	1.45%	7.80%
	2003	608	8.46	5,143	7.79%	1.45%	25.15%
	2002	485	6.76	3,280	7.97%	1.45%	2.11%
	2001	510	6.62	3,376	20.91%	1.45%	(13.12)%
Fidelity VIP II Asset Manager (IQ Annuity™)
	2005	34	10.29	348	2.67%	1.45%	2.43%
	2004	31	10.05	312	2.86%	1.45%	3.82%
	2003	36	9.68	344	3.34%	1.45%	16.21%
	2002	41	8.33	345	4.20%	1.45%	(10.14)%
	2001	49	9.27	455	3.82%	1.45%	(5.70)%
Fidelity VIP II Contrafund (IQ Annuity™)
	2005	214	13.71	2,941	0.25%	1.45%	15.16%
	2004	208	11.91	2,478	0.29%	1.45%	13.65%
	2003	251	10.48	2,628	0.40%	1.45%	26.57%
	2002	286	8.28	2,367	0.73%	1.45%	(10.78)%
	2001	262	9.28	2,431	0.64%	1.45%	(13.59)%
Fidelity VIP III Balanced (IQ Annuity™)
	2005	22	10.36	223	3.40%	1.45%	4.08%
	2004	36	9.95	363	2.13%	1.45%	3.86%
	2003	47	9.58	449	3.35%	1.45%	15.84%
	2002	66	8.27	547	2.99%	1.45%	(10.11)%
	2001	73	9.20	675	2.48%	1.45%	(3.16)%
Fidelity VIP III Growth & Income (IQ Annuity™)
	2005	42	9.92	418	2.09%	1.35%	5.97%
	2004	82	9.36	763	0.97%	1.45%	4.12%
	2003	103	8.99	923	1.13%	1.45%	21.82%
	2002	120	7.38	886	1.58%	1.45%	(17.82)%
	2001	187	8.98	1,679	1.06%	1.45%	(10.20)%
Fidelity VIP III Growth Opportunities (IQ Annuity™)
	2005	24	7.66	187	0.88%	1.45%	7.29%
	2004	32	7.14	230	0.54%	1.45%	5.62%
	2003	43	6.76	291	0.61%	1.45%	27.79%
	2002	44	5.29	235	0.96%	1.45%	(23.11)%
	2001	76	6.88	522	0.25%	1.45%	(15.69)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

56

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class (continued):
Fidelity VIP III Mid Cap (Grandmaster™)
	2005	200	$28.71	$5,743	0.00%	1.45%	16.62%
	2004	276	24.62	6,807	0.00%	1.35%	23.10%
	2003	474	20.00	9,478	0.31%	1.35%	36.61%
	2002	458	14.64	6,704	0.68%	1.35%	(11.06)%
	2001	340	16.46	5,598	0.00%	1.35%	(4.69)%
Fidelity VIP III Mid Cap (IQ Annuity™)
	2005	88	30.01	2,649	0.00%	1.00%	16.51%
	2004	111	25.75	2,870	0.00%	1.45%	22.91%
	2003	131	20.95	2,751	0.31%	1.45%	36.57%
	2002	131	15.34	2,006	0.88%	1.45%	(11.23)%
	2001	130	17.28	2,239	0.00%	1.45%	(4.74)%
Fidelity VIP Overseas (IQ Annuity™)
	2005	21	12.26	257	1.15%	1.55%	17.25%
	2004	30	10.46	315	1.38%	1.45%	11.87%
	2003	46	9.35	429	0.41%	1.45%	41.03%
	2002	21	6.63	141	0.37%	1.45%	(21.45)%
	2001	25	8.44	214	11.34%	1.35%	(22.43)%
MFS Capital Opportunities (AnnuiChoice™)
	2005	70	7.19	502	0.53%	1.35%	0.46%
	2004	82	7.16	586	0.08%	1.00%	11.01%
	2003	28	6.45	178	0.00%	1.00%	25.98%
	2002	38	5.12	194	0.00%	1.00%	(30.62)%
	2001	33	7.38	245	1.46%	1.00%	(26.20)%
MFS Capital Opportunities (GrandMaster flex3™)
	2005	38	10.36	390	0.57%	1.45%	(0.09)%
	2004	39	10.37	400	0.17%	1.55%	10.32%
	2003	29	9.40	268	0.00%	1.55%	25.17%
	2002	5	7.51	41	0.00%	1.55%	(24.90)%
MFS Capital Opportunities (Grandmaster™)
	2005	31	7.69	240	0.64%	1.67%	0.11%
	2004	76	7.69	585	0.19%	1.35%	10.65%
	2003	81	6.95	564	0.00%	1.35%	25.45%
	2002	118	5.54	655	0.00%	1.35%	(30.84)%
	2001	192	8.01	1,540	0.00%	1.35%	(19.90)%
MFS Capital Opportunities (IQ Annuity™)
	2005	90	6.94	626	0.61%	0.80%	0.01%
	2004	166	6.94	1,154	0.16%	1.45%	10.51%
	2003	167	6.28	1,049	0.00%	1.45%	25.35%
	2002	262	5.01	1,312	0.00%	1.45%	(30.90)%
	2001	343	7.25	2,488	4.21%	1.45%	(24.79)%
MFS Capital Opportunities (Pinnacleplus™)
	2005	6	11.89	70	0.62%	0.60%	(0.21)%
	2004	9	11.91	101	0.21%	1.67%	10.18%
	2003	1	10.81	16	0.00%	1.67%	8.10%
MFS Emerging Growth (AnnuiChoice™)
	2005	49	7.15	351	0.00%	1.35%	7.84%
	2004	33	6.63	220	0.00%	1.00%	11.62%
	2003	56	5.94	335	0.00%	1.00%	28.57%
	2002	66	4.62	307	0.00%	1.00%	(34.47)%
	2001	43	7.05	300	0.00%	1.00%	(29.50)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

57

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class (continued):
MFS Emerging Growth (GrandMaster flex3™)
	2005	5		$11.48	$61	0.00%	1.45%	7.24%
	2004	6		10.70	63	0.00%	1.55%	11.00%
	2003	13		9.64	130	0.00%	1.55%	27.85%
	2002	—	*	7.54	—	0.00%	1.55%	(24.60)%
MFS Emerging Growth (Grandmaster™)
	2005	14		7.94	111	0.00%	1.67%	7.46%
	2004	22		7.39	165	0.00%	1.35%	11.13%
	2003	15		6.65	97	0.00%	1.35%	28.13%
	2002	9		5.19	45	0.00%	1.35%	(34.72)%
	2001	2		7.95	18	0.00%	1.35%	(20.50)%
MFS Emerging Growth (IQ Annuity™)
	2005	91		5.86	533	0.00%	0.80%	7.35%
	2004	151		5.46	823	0.00%	1.45%	11.20%
	2003	219		4.91	1,074	0.00%	1.45%	27.86%
	2002	139		3.84	533	0.00%	1.45%	(34.80)%
	2001	159		5.89	939	0.00%	1.45%	(34.56)%
MFS Emerging Growth (Pinnacleplus™)
	2005	1		12.61	10	0.00%	0.60%	7.11%
	2004	1		11.77	15	0.00%	1.67%	10.83%
	2003	1		10.62	7	0.00%	1.67%	6.20%
MFS Investors Growth Stock (AnnuiChoice™)
	2005	89		8.76	776	0.15%	1.35%	3.19%
	2004	111		8.49	939	0.00%	1.00%	8.02%
	2003	73		7.86	571	0.00%	1.00%	21.30%
	2002	40		6.48	262	0.00%	1.00%	(28.40)%
	2001	23		9.05	207	0.55%	1.00%	(9.50)%
MFS Investors Growth Stock (GrandMaster flex3™)
	2005	47		10.42	489	0.15%	1.45%	2.62%
	2004	61		10.15	615	0.00%	1.55%	7.29%
	2003	52		9.46	488	0.00%	1.55%	20.66%
	2002	23		7.84	182	0.00%	1.55%	(21.60)%
MFS Investors Growth Stock (Grandmaster™)
	2005	14		8.08	116	0.13%	1.67%	2.82%
	2004	15		7.86	120	0.00%	1.35%	7.52%
	2003	11		7.31	79	0.00%	1.35%	21.03%
	2002	37		6.04	222	0.00%	1.35%	(28.69)%
	2001	12		8.47	105	0.00%	1.35%	(15.30)%
MFS Investors Growth Stock (IQ Annuity™)
	2005	53		6.80	364	0.16%	0.80%	2.72%
	2004	77		6.62	512	0.00%	1.45%	7.47%
	2003	205		6.16	1,264	0.00%	1.45%	20.78%
	2002	90		5.10	460	0.00%	1.45%	(28.77)%
	2001	76		7.16	542	0.89%	1.45%	(25.96)%
MFS Investors Growth Stock (Pinnacleplus™)
	2005	14		11.39	158	0.15%	0.60%	2.49%
	2004	14		11.11	156	0.00%	1.67%	7.14%
	2003	56		7.89	439	0.46%	1.00%	20.64%
	2002	61		6.54	398	0.44%	1.00%	(21.96)%
	2001	48		8.38	404	0.27%	1.00%	(16.20)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

58

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class (continued):
MFS Mid Cap Growth (AnnuiChoice™)
	2005	114	$6.71	$766	0.00%	1.00%	1.83%
	2004	169	6.58	1,112	0.00%	1.00%	13.06%
	2003	318	5.82	1,851	0.00%	1.00%	35.35%
	2002	115	4.30	492	0.00%	1.00%	(44.01)%
	2001	83	7.68	636	0.43%	1.00%	(23.20)%
MFS Mid Cap Growth (GrandMaster flex3™)
	2005	41	11.03	458	0.00%	1.55%	1.27%
	2004	41	10.89	451	0.00%	1.55%	12.62%
	2003	36	9.67	345	0.00%	1.55%	34.49%
	2002	15	7.19	107	0.00%	1.55%	(28.10)%
MFS Mid Cap Growth (Grandmaster™)
	2005	77	6.95	532	0.00%	1.35%	1.47%
	2004	154	6.84	1,051	0.00%	1.35%	12.69%
	2003	164	6.07	996	0.00%	1.35%	34.89%
	2002	125	4.50	563	0.00%	1.35%	(44.24)%
	2001	230	8.07	1,859	0.00%	1.35%	(19.30)%
MFS Mid Cap Growth (IQ Annuity™)
	2005	165	6.88	1,134	0.00%	1.45%	1.37%
	2004	204	6.79	1,383	0.00%	1.45%	12.60%
	2003	1,088	6.03	6,561	0.00%	1.45%	34.60%
	2002	184	4.48	822	0.00%	1.45%	(44.21)%
	2001	217	8.03	1,744	0.99%	1.45%	(18.81)%
MFS Mid Cap Growth (Pinnacleplus™)
	2005	7	12.40	93	0.00%	1.67%	1.15%
	2004	10	12.26	129	0.00%	1.67%	12.48%
	2003	3	10.90	30	0.00%	1.67%	9.00%
MFS Mid Cap Growth (IQ Advisor Standard™)
	2005	1	11.10	8	0.00%	0.60%	2.24%
MFS New Discovery (AnnuiChoice™)
	2005	37	9.31	345	0.00%	1.00%	3.98%
	2004	53	8.95	474	0.00%	1.00%	5.17%
	2003	61	8.51	516	0.00%	1.00%	32.14%
	2002	45	6.44	291	0.00%	1.00%	(32.49)%
	2001	46	9.54	442	1.11%	1.00%	(4.60)%
MFS New Discovery (GrandMaster flex3™)
	2005	10	10.82	106	0.00%	1.55%	3.41%
	2004	12	10.46	121	0.00%	1.55%	4.60%
	2003	6	10.00	56	0.00%	1.55%	31.23%
	2002	2	7.62	13	0.00%	1.55%	(23.80)%
MFS New Discovery (Grandmaster™)
	2005	23	8.76	200	0.00%	1.35%	3.62%
	2004	76	8.45	642	0.00%	1.35%	4.71%
	2003	104	8.07	839	0.00%	1.35%	31.65%
	2002	64	6.13	395	0.00%	1.35%	(32.71)%
	2001	45	9.11	411	0.00%	1.35%	(8.90)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

59

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class (continued):
MFS New Discovery (IQ Annuity™)
	2005	38	$8.73	$330	0.00%	1.45%	3.51%
	2004	94	8.43	792	0.00%	1.45%	4.59%
	2003	122	8.06	984	0.00%	1.45%	31.48%
	2002	127	6.13	779	0.00%	1.45%	(32.79)%
	2001	112	9.12	1,024	2.76%	1.45%	(6.65)%
MFS New Discovery (Pinnacleplus™)
	2005	2	11.95	25	0.00%	1.67%	3.28%
	2004	2	11.57	23	0.00%	1.67%	4.42%
	2003	1	11.08	13	0.00%	1.67%	10.80%
	2003	55	6.89	381	0.43%	1.00%	23.04%
	2002	46	5.60	257	0.10%	1.00%	(25.43)%
	2001	32	7.51	242	0.83%	1.00%	(24.90)%
MFS Total Return (AnnuiChoice™)
	2005	428	11.96	5,115	2.54%	0.80%	1.58%
	2004	428	11.78	5,042	1.55%	1.00%	9.99%
	2003	431	10.71	4,613	1.60%	1.00%	14.79%
	2002	325	9.33	3,031	2.21%	1.00%	(6.33)%
	2001	178	9.96	1,773	0.88%	1.00%	(0.40)%
MFS Total Return (GrandMaster flex3™)
	2005	181	11.57	2,090	2.62%	0.60%	1.01%
	2004	178	11.46	2,043	1.55%	1.55%	9.35%
	2003	147	10.48	1,545	1.15%	1.55%	14.16%
	2002	47	9.18	432	0.00%	1.55%	(8.20)%
MFS Total Return (Grandmaster™)
	2005	503	11.63	5,852	2.74%	1.00%	1.22%
	2004	613	11.49	7,046	1.56%	1.35%	9.43%
	2003	721	10.50	7,574	1.68%	1.35%	14.50%
	2002	622	9.17	5,705	3.23%	1.35%	(6.62)%
	2001	159	9.82	1,558	0.00%	1.35%	(1.80)%
MFS Total Return (IQ Annuity™)
	2005	296	13.03	3,855	2.71%	1.55%	1.12%
	2004	375	12.89	4,833	1.56%	1.45%	9.42%
	2003	390	11.78	4,597	1.67%	1.45%	14.37%
	2002	360	10.30	3,708	2.45%	1.45%	(6.70)%
	2001	262	11.04	2,887	2.16%	1.45%	(1.52)%
MFS Total Return (Pinnacleplus™)
	2005	72	11.74	849	2.52%	1.35%	0.89%
	2004	57	11.63	658	1.08%	1.67%	9.10%
	2003	13	10.66	136	0.00%	1.67%	6.60%
Affiliated Service Class 2:
Touchstone Money Market (IQ Annuity™)
	2005	980	10.06	9,862	2.88%	0.80%	1.41%
	2004	602	9.92	5,970	1.06%	1.45%	(0.40)%
	2003	765	9.96	7,620	0.00%	1.45%	(0.40)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

60

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)
	2005	56	$10.59	$596	2.86%	1.00%	2.75%
	2004	56	10.31	580	2.28%	1.00%	4.14%
	2003	62	9.90	610	2.36%	1.00%	16.47%
	2002	47	8.50	401	2.93%	1.00%	(9.96)%
	2001	22	9.44	212	0.89%	1.00%	(5.60)%
Fidelity VIP Asset Manager (GrandMaster flex3™)
	2005	12	10.58	125	0.96%	1.55%	2.18%
	2004	4	10.36	39	0.00%	1.55%	3.60%
Fidelity VIP Asset Manager (IQ3)
	2005	104	10.67	1,115	3.10%	1.45%	2.28%
	2004	45	10.43	471	1.63%	1.45%	3.57%
	2003	22	10.07	221	3.72%	1.45%	16.01%
	2002	57	8.68	498	3.06%	1.45%	(10.33)%
	2001	31	9.68	299	0.00%	1.45%	(3.20)%
Fidelity VIP Asset Manager (Pinnacleplus™)
	2005	12	11.04	137	2.81%	1.67%	2.05%
	2004	16	10.82	173	0.83%	1.67%	3.44%
	2003	2	10.46	22	0.00%	1.67%	4.60%
Fidelity VIP Balanced (AnnuiChoice™)
	2005	137	10.90	1,491	2.67%	1.45%	4.48%
	2004	163	10.43	1,696	1.82%	1.00%	4.09%
	2003	152	10.02	1,527	2.43%	1.00%	16.24%
	2002	159	8.62	1,368	2.90%	1.00%	(9.83)%
	2001	170	9.56	1,629	0.04%	1.00%	(4.40)%
Fidelity VIP Balanced (GrandMaster flex3™)
	2005	31	12.01	369	2.08%	1.67%	3.90%
	2004	21	11.56	244	0.95%	1.55%	3.49%
	2003	8	11.17	93	0.00%	1.55%	11.70%
Fidelity VIP Balanced (IQ3™)
	2005	60	10.86	653	2.83%	0.60%	4.00%
	2004	84	10.44	878	1.63%	1.45%	3.57%
	2003	80	10.08	802	2.70%	1.45%	15.73%
	2002	96	8.71	837	1.53%	1.45%	(10.21)%
	2001	36	9.70	352	0.00%	1.45%	(3.00)%
Fidelity VIP Balanced (Pinnacleplus™)
	2005	8	11.17	89	3.06%	1.00%	3.77%
	2004	15	10.77	158	1.29%	1.67%	3.46%
	2003	6	10.41	62	0.00%	1.67%	4.10%
Fidelity VIP Contrafund (AnnuiChoice™)
	2005	505	13.47	6,803	0.15%	1.67%	15.48%
	2004	389	11.66	4,532	0.17%	1.00%	13.98%
	2003	281	10.23	2,870	0.26%	1.00%	26.92%
	2002	183	8.06	1,472	0.54%	1.00%	(10.54)%
	2001	86	9.01	778	0.07%	1.00%	(9.90)%
Fidelity VIP Contrafund (GrandMaster flex3™)
	2005	580	14.15	8,200	0.16%	0.80%	14.85%
	2004	445	12.32	5,483	0.19%	1.55%	13.34%
	2003	279	10.87	3,030	0.15%	1.55%	26.25%
	2002	63	8.61	539	0.00%	1.55%	(13.90)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

61

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (IQ3)
	2005	588		$14.06	$8,274	0.13%	0.60%	14.96%
	2004	382		12.23	4,673	0.15%	1.45%	13.45%
	2003	244		10.78	2,633	0.25%	1.45%	26.38%
	2002	181		8.53	1,543	0.39%	1.45%	(10.96)%
	2001	56		9.58	533	0.00%	1.45%	(4.20)%
Fidelity VIP Contrafund (Pinnacleplus™)
	2005	100		14.64	1,457	0.11%	1.00%	14.71%
	2004	58		12.76	739	0.10%	1.67%	13.22%
	2003	11		11.27	121	0.00%	1.67%	12.70%
Fidelity VIP Contrafund (IQ Advisor Standard™)
	2005	12		13.17	153	0.09%	1.35%	15.95%
	2004	6		11.36	67	0.00%	0.60%	13.60%
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)
	2005	2		13.17	25	0.00%	1.45%	19.47%
	2004	1		11.02	16	0.00%	1.00%	0.27%
	2003	1		10.99	15	0.00%	1.00%	23.62%
	2002	2		8.89	22	0.14%	1.00%	(8.44)%
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)
	2005	3		12.65	36	0.00%	1.67%	18.81%
	2001	3		9.71	31	0.00%	1.00%	(2.90)%
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)
	2005	2		12.69	30	0.00%	0.80%	19.05%
	2004	1		10.66	15	0.00%	1.35%	6.60%
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)
	2005	1		12.05	8	0.00%	0.60%	18.93%
	2004	1		10.13	8	0.00%	1.45%	(0.20)%
	2003	1		10.15	7	0.00%	1.45%	23.03%
	2002	1		8.25	8	0.19%	1.45%	(8.84)%
	2001	—	*	9.05	2	0.00%	1.00%	(9.50)%
Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus™)
	2005	8		12.62	107	0.00%	1.00%	18.67%
Fidelity VIP Equity-Income (AnnuiChoice™)
	2005	374		11.41	4,273	1.87%	1.67%	4.52%
	2004	392		10.92	4,276	1.31%	1.00%	10.08%
	2003	366		9.92	3,635	1.54%	1.00%	28.83%
	2002	312		7.70	2,405	1.17%	1.00%	(18.00)%
	2001	117		9.39	1,097	0.23%	1.00%	(6.10)%
Fidelity VIP Equity-Income (GrandMaster flex3™)
	2005	159		11.76	1,865	1.96%	0.80%	3.94%
	2004	180		11.31	2,032	1.14%	1.55%	9.49%
	2003	117		10.33	1,205	1.19%	1.55%	28.00%
	2002	65		8.07	525	0.00%	1.55%	(19.30)%
Fidelity VIP Equity-Income (IQ3™)
	2005	209		11.20	2,345	2.04%	1.00%	4.05%
	2004	290		10.76	3,120	1.25%	1.45%	9.57%
	2003	294		9.82	2,883	1.65%	1.45%	28.20%
	2002	282		7.66	2,161	1.15%	1.45%	(18.34)%
	2001	141		9.38	1,324	0.00%	1.45%	(6.20)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

62

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Pinnacleplus™)
	2005	41	$12.90	$531	1.50%	1.55%	3.81%
	2004	28	12.43	347	0.27%	1.67%	9.42%
	2003	3	11.36	30	0.00%	1.67%	13.60%
Fidelity VIP Equity-Income (IQ Advisor Standard™)
	2005	6	11.45	70	1.86%	1.45%	4.94%
	2004	6	10.91	67	0.00%	0.60%	9.10%
Fidelity VIP Growth & Income (AnnuiChoice™)
	2005	199	10.16	2,020	1.33%	1.67%	6.33%
	2004	218	9.56	2,087	0.89%	1.00%	4.48%
	2003	287	9.15	2,622	0.56%	1.00%	22.33%
	2002	107	7.48	803	1.16%	1.00%	(17.71)%
	2001	52	9.09	470	0.05%	1.00%	(9.10)%
Fidelity VIP Growth & Income (GrandMaster flex3™)
	2005	43	11.58	504	1.29%	0.80%	5.74%
	2004	49	10.95	536	0.48%	1.55%	3.89%
	2003	22	10.54	227	0.31%	1.55%	21.43%
	2002	8	8.68	71	0.00%	1.55%	(13.20)%
Fidelity VIP Growth & Income (IQ3™)
	2005	99	10.38	1,026	1.40%	0.60%	5.85%
	2004	120	9.80	1,179	0.84%	1.45%	3.92%
	2003	164	9.43	1,542	0.89%	1.45%	21.68%
	2002	140	7.75	1,089	0.83%	1.45%	(18.08)%
	2001	32	9.46	299	0.00%	1.45%	(5.40)%
Fidelity VIP Growth & Income (Pinnacleplus™)
	2005	41	11.59	475	1.22%	1.00%	5.61%
	2004	37	10.97	402	0.61%	1.67%	3.69%
	2003	22	10.58	236	0.00%	1.67%	5.80%
Fidelity VIP Growth (AnnuiChoice™)
	2005	255	7.65	1,951	0.33%	1.45%	4.45%
	2004	438	7.33	3,208	0.10%	1.00%	2.09%
	2003	312	7.18	2,237	0.07%	1.00%	31.26%
	2002	120	5.47	658	0.13%	1.00%	(31.02)%
	2001	75	7.93	593	0.00%	1.00%	(20.70)%
Fidelity VIP Growth (GrandMaster flex3™)
	2005	62	10.25	632	0.34%	1.67%	3.87%
	2004	145	9.86	1,427	0.10%	1.55%	1.44%
	2003	106	9.72	1,031	0.03%	1.55%	30.47%
	2002	20	7.45	151	0.00%	1.55%	(25.50)%
Fidelity VIP Growth (IQ3™)
	2005	147	8.05	1,186	0.39%	0.80%	3.98%
	2004	430	7.74	3,330	0.13%	1.45%	1.57%
	2003	256	7.62	1,951	0.06%	1.45%	30.70%
	2002	77	5.83	448	0.08%	1.45%	(31.33)%
	2001	26	8.49	217	0.00%	1.45%	(15.10)%
Fidelity VIP Growth (Pinnacleplus™)
	2005	12	11.59	139	0.28%	0.60%	3.75%
	2004	14	11.17	151	0.06%	1.67%	1.36%
	2003	4	11.02	39	0.00%	1.67%	10.20%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

63

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth Opportunities (AnnuiChoice™)
	2005	8		$10.51	$82	0.72%	1.45%	7.59%
	2004	9		9.76	91	0.33%	1.00%	5.74%
	2003	17		9.23	154	0.25%	1.00%	28.19%
	2002	19		7.20	140	0.64%	1.00%	(22.83)%
	2001	7		9.33	63	0.00%	1.00%	(6.70)%
Fidelity VIP Growth Opportunities (GrandMaster flex3™)
	2005	5		11.64	57	1.03%	1.67%	7.00%
	2004	11		10.88	119	0.50%	1.55%	5.22%
	2003	16		10.34	164	0.01%	1.55%	27.50%
	2002	—	*	8.11	1	0.00%	1.55%	(18.90)%
Fidelity VIP Growth Opportunities (IQ3™)
	2005	16		9.97	164	0.66%	1.55%	7.11%
	2004	18		9.31	165	0.16%	1.45%	5.32%
	2003	14		8.84	125	0.37%	1.45%	27.56%
	2002	6		6.93	38	0.92%	1.45%	(23.17)%
	2001	11		9.02	97	0.00%	1.45%	(9.80)%
Fidelity VIP Growth Opportunities (Pinnacleplus™)
	2005	2		12.36	28	0.56%	1.45%	6.87%
	2004	2		11.56	26	0.00%	1.67%	5.09%
	2003	—	*	11.00	—	0.00%	1.67%	10.00%
Fidelity VIP High Income (AnnuiChoice™)
	2005	72		11.37	814	14.59%	1.00%	1.29%
	2004	280		11.22	3,146	10.18%	1.00%	8.30%
	2003	300		10.36	3,111	5.52%	1.00%	25.42%
	2002	149		8.26	1,227	9.82%	1.00%	2.35%
	2001	72		8.07	581	0.00%	1.00%	(19.30)%
Fidelity VIP High Income (GrandMaster flex3™)
	2005	163		12.45	2,029	11.51%	1.55%	0.73%
	2004	597		12.36	7,374	7.63%	1.55%	7.67%
	2003	296		11.48	3,396	0.00%	1.55%	14.80%
Fidelity VIP High Income (IQ3™)
	2005	349		12.45	4,346	18.70%	1.45%	0.83%
	2004	602		12.35	7,435	8.30%	1.45%	7.77%
	2003	708		11.46	8,117	1.11%	1.45%	24.97%
	2002	113		9.17	1,038	8.87%	1.45%	1.78%
	2001	99		9.01	895	0.00%	1.45%	(9.90)%
Fidelity VIP High Income (Pinnacleplus™)
	2005	9		11.56	99	15.09%	1.67%	0.61%
	2004	7		11.49	75	6.28%	1.67%	7.58%
	2003	1		10.68	8	0.00%	1.67%	6.80%
Fidelity VIP Index 500 (AnnuiChoice™)
	2005	174		9.25	1,608	1.79%	1.00%	3.51%
	2004	237		8.94	2,118	1.18%	1.00%	9.29%
	2003	284		8.18	2,322	1.22%	1.00%	26.82%
	2002	275		6.45	1,776	1.30%	1.00%	(23.21)%
	2001	251		8.40	2,107	0.06%	1.00%	(16.00)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

64

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (IQ3™)
	2005	103	$9.91	$1,022	1.81%	1.55%	3.04%
	2004	136	9.61	1,303	1.74%	1.45%	8.71%
	2003	275	8.84	2,427	0.86%	1.45%	26.29%
	2002	325	7.00	2,274	0.69%	1.45%	(23.58)%
	2001	67	9.16	617	0.00%	1.45%	(8.40)%
Fidelity VIP Index 500 (Pinnacleplus™)
	2005	2	12.33	20	1.58%	1.45%	2.82%
	2004	2	11.99	20	0.47%	1.67%	8.51%
Fidelity VIP Investment Grade Bond (AnnuiChoice™)
	2005	533	12.52	6,674	4.35%	1.67%	0.88%
	2004	573	12.41	7,113	6.03%	1.00%	3.16%
	2003	620	12.03	7,463	5.31%	1.00%	3.89%
	2002	777	11.58	9,002	2.40%	1.00%	9.04%
	2001	303	10.62	3,215	0.26%	1.00%	6.20%
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)
	2005	71	10.35	738	2.18%	0.80%	0.32%
	2004	18	10.31	183	0.00%	1.55%	3.10%
Fidelity VIP Investment Grade Bond (IQ3™)
	2005	384	12.01	4,609	4.13%	0.60%	0.42%
	2004	398	11.96	4,765	4.90%	1.45%	2.66%
	2003	329	11.65	3,836	6.55%	1.45%	3.37%
	2002	561	11.27	6,319	2.30%	1.45%	8.57%
	2001	150	10.38	1,561	0.00%	1.45%	3.80%
Fidelity VIP Investment Grade Bond (Pinnacleplus™)
	2005	55	10.28	569	4.07%	1.67%	0.20%
	2004	44	10.26	452	4.94%	1.67%	2.50%
	2003	30	10.01	300	0.00%	1.67%	0.10%
Fidelity VIP Investment Grade Bond (IQ Advisor Standard™)
	2005	5	10.36	47	4.19%	1.55%	1.29%
	2004	5	10.23	46	0.00%	0.60%	2.30%
Fidelity VIP Mid Cap (AnnuiChoice™)
	2005	327	17.94	5,872	0.00%	1.45%	16.85%
	2004	325	15.35	4,992	0.00%	1.00%	23.39%
	2003	274	12.44	3,404	0.24%	1.00%	36.85%
	2002	260	9.09	2,360	0.66%	1.00%	(10.97)%
	2001	159	10.21	1,621	0.00%	1.00%	2.10%
Fidelity VIP Mid Cap (GrandMaster flex3™)
	2005	265	16.42	4,354	0.00%	1.00%	16.20%
	2004	177	14.13	2,495	0.00%	1.55%	22.76%
	2003	107	11.51	1,232	0.05%	1.55%	36.05%
	2002	9	8.46	76	0.00%	1.55%	(15.40)%
Fidelity VIP Mid Cap (Grandmaster™)
	2005	1	14.26	8	0.00%	1.55%	16.43%
	2004	1	12.25	7	0.00%	1.35%	22.50%
Fidelity VIP Mid Cap (IQ Annuity™)
	2005	222	17.94	3,977	0.00%	1.45%	16.32%
	2004	288	15.42	4,446	0.00%	1.45%	22.87%
	2003	256	12.55	3,213	0.14%	1.45%	36.26%
	2002	240	9.21	2,207	0.31%	1.45%	(11.36)%
	2001	45	10.39	472	0.00%	1.45%	3.90%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

65

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (Pinnacleplus™)
	2005	47		$17.35	$812	0.00%	1.00%	16.06%
	2004	36		14.95	533	0.00%	1.67%	22.54%
	2003	7		12.20	81	0.00%	1.67%	22.00%
Fidelity VIP Mid Cap (IQ Advisor Enhanced™)
	2005	1		14.37	11	0.00%	1.55%	17.08%
	2004	1		12.28	9	0.00%	0.80%	22.80%
Fidelity VIP Mid Cap (IQ Advisor Standard™)
	2005	1		14.43	13	0.00%	1.35%	17.31%
	2004	—	*	12.30	4	0.00%	0.60%	23.00%
Fidelity VIP Overseas (AnnuiChoice™)
	2005	54		11.34	617	0.68%	1.45%	17.60%
	2004	35		9.65	341	0.90%	1.00%	12.21%
	2003	64		8.60	547	0.20%	1.00%	41.68%
	2002	11		6.07	69	0.66%	1.00%	(21.27)%
	2001	13		7.71	103	0.51%	1.00%	(22.90)%
Fidelity VIP Overseas (GrandMaster flex3™)
	2005	31		12.93	399	0.19%	1.67%	16.95%
	2004	1		11.05	9	0.00%	1.55%	10.50%
Fidelity VIP Overseas (IQ3™)
	2005	84		11.61	978	0.74%	0.80%	17.07%
	2004	74		9.92	733	0.88%	1.45%	11.71%
	2003	56		8.88	499	0.10%	1.45%	40.95%
	2002	35		6.30	220	0.06%	1.45%	(21.64)%
	2001	8		8.04	62	0.00%	1.45%	(19.60)%
Fidelity VIP Overseas (Pinnacleplus™)
	2005	6		15.97	100	0.99%	0.60%	16.81%
	2004	6		13.68	79	0.88%	1.67%	11.49%
	2003	5		12.27	59	0.00%	1.67%	22.70%
Fidelity VIP Overseas (IQ Advisor Enhanced™)
	2005	1		12.87	16	1.02%	1.00%	17.84%
	2004	1		10.92	14	0.00%	0.80%	9.20%
Fidelity VIP Overseas (IQ Advisor Standard™)
	2005	10		12.92	124	0.00%	1.55%	18.07%
Affiliated Class 1:
Touchstone Money Market (Pinnacleplus™)
	2005	25		10.01	247	2.99%	1.45%	1.18%
	2004	15		9.89	152	1.08%	1.67%	(0.60)%
	2003	27		9.95	264	0.00%	1.67%	(0.50)%
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)
	2005	18		15.66	283	9.11%	1.67%	11.13%
	2004	8		14.09	113	7.42%	1.00%	8.97%
	2003	22		12.93	286	0.00%	1.00%	26.52%
	2002	4		10.22	36	20.60%	1.00%	2.20%
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)
	2005	22		15.31	340	10.27%	0.80%	10.52%
	2004	13		13.86	176	10.37%	1.55%	8.37%
	2003	14		12.79	175	0.00%	1.55%	25.89%
	2002	—	*	10.16	3	25.18%	1.55%	1.60%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

66

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 1 (continued):
Van Kampen UIF Emerging Markets Debt (IQ3™)
	2005	47		$15.45	$720	7.07%	0.60%	10.63%
	2004	12		13.96	169	5.78%	1.45%	8.47%
	2003	47		12.87	609	0.00%	1.45%	26.05%
	2002	29		10.21	295	25.22%	1.45%	2.10%
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)
	2005	125		19.48	2,436	1.44%	1.00%	15.89%
	2004	198		16.81	3,325	1.77%	1.00%	35.02%
	2003	128		12.45	1,593	0.00%	1.00%	36.21%
	2002	29		9.14	266	7.64%	1.00%	(8.60)%
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)
	2005	107		19.32	2,073	1.47%	1.55%	15.24%
	2004	89		16.77	1,490	1.88%	1.55%	34.27%
	2003	106		12.49	1,327	0.00%	1.55%	35.47%
	2002	44		9.22	409	13.43%	1.55%	(7.80)%
Van Kampen UIF U.S. Real Estate (IQ3™)
	2005	80		18.87	1,501	1.68%	1.35%	15.36%
	2004	80		16.35	1,303	1.82%	1.45%	34.35%
	2003	105		12.17	1,278	0.00%	1.45%	35.52%
	2002	48		8.98	428	12.12%	1.45%	(10.20)%
Non-Affiliated Class 1B:
Putnam VT Discovery Growth (AnnuiChoice™)
	2005	36		6.88	249	0.00%	1.45%	6.18%
	2004	55		6.48	359	0.00%	1.00%	6.40%
	2003	91		6.09	553	0.00%	1.00%	30.69%
	2002	119		4.66	552	0.00%	1.00%	(30.24)%
	2001	149		6.68	995	0.00%	1.00%	(33.20)%
Putnam VT Discovery Growth (GrandMaster flex3™)
	2005	4		10.88	48	0.00%	1.67%	5.59%
	2004	5		10.30	51	0.00%	1.55%	5.86%
	2003	4		9.73	43	0.00%	1.55%	29.91%
	2002	2		7.49	16	0.00%	1.55%	(25.10)%
Putnam VT Discovery Growth (Grandmaster™)
	2005	2		8.47	16	0.00%	0.80%	5.80%
	2004	2		8.01	17	0.00%	1.35%	6.23%
	2003	8		7.54	63	0.00%	1.35%	30.22%
	2002	14		5.79	79	0.00%	1.35%	(30.58)%
	2001	12		8.34	104	0.00%	1.35%	(16.60)%
Putnam VT Discovery Growth (IQ Annuity™)
	2005	13		8.37	110	0.00%	0.60%	5.69%
	2004	20		7.92	159	0.00%	1.45%	6.02%
	2003	27		7.47	199	0.00%	1.45%	30.14%
	2002	29		5.74	169	0.00%	1.45%	(30.59)%
	2001	13		8.27	105	0.00%	1.45%	(17.30)%
Putnam VT Discovery Growth (Pinnacleplus™)
	2005	2		11.98	21	0.00%	1.00%	5.46%
	2004	2		11.36	20	0.00%	1.67%	5.77%
	2003	—	*	10.74	2	0.00%	1.67%	7.40%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

67

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 1B (continued):
Putnam VT Growth and Income (AnnuiChoice™)
	2005	68	$10.92	$748	1.61%	1.45%	4.18%
	2004	80	10.49	840	1.87%	1.00%	10.07%
	2003	149	9.53	1,424	1.63%	1.00%	26.06%
	2002	125	7.56	948	1.70%	1.00%	(19.83)%
	2001	141	9.43	1,333	0.27%	1.00%	(5.70)%
Putnam VT Growth and Income (GrandMaster flex3™)
	2005	23	11.48	268	1.66%	1.67%	3.60%
	2004	26	11.08	287	1.54%	1.55%	9.38%
	2003	19	10.13	188	1.14%	1.55%	25.37%
	2002	6	8.08	49	0.00%	1.55%	(19.20)%
Putnam VT Growth and Income (Grandmaster™)
	2005	21	10.57	227	2.00%	0.80%	3.81%
	2004	45	10.18	461	1.64%	1.35%	9.58%
	2003	48	9.29	449	1.66%	1.35%	25.71%
	2002	54	7.39	396	1.62%	1.35%	(20.11)%
	2001	24	9.25	220	0.00%	1.35%	(7.50)%
Putnam VT Growth and Income (IQ Annuity™)
	2005	87	10.49	913	1.63%	0.60%	3.71%
	2004	99	10.11	998	1.75%	1.45%	9.42%
	2003	127	9.24	1,173	1.70%	1.45%	25.54%
	2002	104	7.36	768	1.39%	1.45%	(20.17)%
	2001	41	9.22	378	0.00%	1.45%	(7.80)%
Putnam VT Growth and Income (Pinnacleplus™)
	2005	2	12.50	26	1.59%	1.45%	3.48%
	2004	1	12.08	8	1.80%	1.67%	9.22%
Putnam VT International Equity (AnnuiChoice™)
	2005	54	10.70	574	1.26%	1.35%	11.08%
	2004	42	9.63	408	1.60%	1.00%	15.05%
	2003	60	8.37	499	0.86%	1.00%	27.20%
	2002	60	6.58	397	0.43%	1.00%	(18.46)%
	2001	18	8.07	142	0.11%	1.00%	(19.30)%
Putnam VT International Equity (GrandMaster flex3™)
	2005	113	12.68	1,439	1.86%	1.45%	10.46%
	2004	61	11.48	706	1.24%	1.55%	14.34%
	2003	29	10.04	294	0.65%	1.55%	26.61%
	2002	19	7.93	150	0.00%	1.55%	(20.70)%
Putnam VT International Equity (Grandmaster™)
	2005	21	11.51	240	1.51%	1.67%	10.69%
	2004	34	10.40	349	1.44%	1.35%	14.66%
	2003	45	9.07	408	0.94%	1.35%	26.68%
	2002	68	7.16	486	0.43%	1.35%	(18.73)%
	2001	22	8.81	194	0.00%	1.35%	(11.90)%
Putnam VT International Equity (IQ Annuity™)
	2005	61	11.69	713	1.51%	0.80%	10.58%
	2004	72	10.57	762	1.61%	1.45%	14.52%
	2003	68	9.23	631	0.74%	1.45%	26.61%
	2002	74	7.29	538	0.16%	1.45%	(18.82)%
	2001	3	8.98	28	0.00%	1.45%	(10.20)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

68

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 1B (continued):
Putnam VT International Equity (Pinnacleplus™)
	2005	18		$14.73	$269	1.01%	0.60%	10.33%
	2004	8		13.35	101	1.00%	1.67%	14.20%
	2003	1		11.69	11	0.00%	1.67%	16.90%
Putnam VT Small Cap Value (AnnuiChoice™)
	2005	176		18.11	3,179	6.09%	1.00%	5.97%
	2004	219		17.09	3,737	0.35%	1.00%	24.93%
	2003	123		13.68	1,689	0.30%	1.00%	48.21%
	2002	111		9.23	1,027	0.14%	1.00%	(19.11)%
	2001	47		11.41	531	0.00%	1.00%	14.10%
Putnam VT Small Cap Value (GrandMaster flex3™)
	2005	67		14.20	949	5.31%	1.55%	5.38%
	2004	65		13.48	880	0.30%	1.55%	24.24%
	2003	60		10.85	652	0.16%	1.55%	47.42%
	2002	5		7.36	38	0.00%	1.55%	(26.40)%
Putnam VT Small Cap Value (Grandmaster™)
	2005	390		16.97	6,611	6.31%	1.35%	5.59%
	2004	563		16.07	9,053	0.36%	1.35%	24.48%
	2003	568		12.91	7,327	0.34%	1.35%	47.71%
	2002	544		8.74	4,751	0.09%	1.35%	(19.37)%
	2001	78		10.84	845	0.00%	1.35%	8.40%
Putnam VT Small Cap Value (IQ Annuity™)
	2005	70		15.97	1,120	6.94%	1.45%	5.49%
	2004	174		15.14	2,639	0.28%	1.45%	24.40%
	2003	103		12.17	1,256	0.35%	1.45%	47.52%
	2002	95		8.25	780	0.15%	1.45%	(19.51)%
	2001	24		10.25	242	0.00%	1.45%	2.50%
Putnam VT Small Cap Value (Pinnacleplus™)
	2005	26		15.68	414	5.65%	1.67%	5.25%
	2004	16		14.89	233	0.21%	1.67%	24.08%
	2003	3		12.00	33	0.00%	1.67%	20.00%
Putnam VT Small Cap Value (IQ Advisor Enhanced™)
	2005	—	*	12.74	5	5.82%	0.80%	6.18%
	2004	—	*	12.00	5	0.00%	0.80%	20.00%
Putnam VT Small Cap Value (IQ Advisor Standard™)
	2005	—	*	12.79	2	5.84%	0.60%	6.39%
	2004	—	*	12.02	2	0.00%	0.60%	20.20%
Putnam VT The George Putnam Fund of Boston (AnnuiChoice™)
	2005	3		12.34	42	1.30%	1.00%	2.96%
	2004	1		11.99	15	1.91%	1.00%	7.15%
	2003	1		11.19	13	0.00%	1.00%	11.90%
Putnam VT The George Putnam Fund of Boston (GrandMaster flex3™)
	2005	1		12.14	7	1.97%	1.55%	2.39%
	2004	1		11.86	8	2.34%	1.55%	6.56%
	2003	1		11.13	15	0.00%	1.55%	11.30%
Putnam VT The George Putnam Fund of Boston (Grandmaster™)
	2005	1		12.21	16	2.03%	1.45%	2.60%
	2004	1		11.90	17	1.92%	1.35%	6.73%
	2003	1		11.15	16	0.00%	1.35%	11.50%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

69

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 1B (continued):
Putnam VT The George Putnam Fund of Boston (IQ Annuity™)
	2005	6		$12.18	$77	2.21%	1.67%	2.50%
	2004	8		11.88	92	0.46%	1.45%	6.64%
	2003	1		11.14	14	0.00%	1.45%	11.40%
Putnam VT The George Putnam Fund of Boston (Pinnacleplus™)
	2005	2		11.49	20	1.31%	0.80%	2.27%
	2004	1		11.24	9	0.00%	1.67%	6.44%
Putnam VT Voyager (AnnuiChoice™)
	2005	6		12.79	82	0.66%	1.55%	4.64%
	2004	6		12.22	74	0.20%	1.00%	4.00%
	2003	4		11.75	53	0.00%	1.00%	17.50%
Putnam VT Voyager (GrandMaster flex3™)
	2005	10		12.58	122	0.67%	1.35%	4.06%
	2004	10		12.09	123	0.23%	1.55%	3.42%
	2003	11		11.69	126	0.00%	1.55%	16.90%
Putnam VT Voyager (Grandmaster™)
	2005	—	*	12.65	6	1.15%	1.67%	4.27%
	2004	2		12.14	30	0.21%	1.35%	3.67%
	2003	2		11.71	25	0.00%	1.35%	17.10%
Putnam VT Voyager (IQ Annuity™)
	2005	2		12.62	22	0.54%	0.80%	4.17%
	2004	1		12.11	16	0.17%	1.45%	3.50%
	2003	2		11.70	25	0.00%	1.45%	17.00%
Putnam VT Voyager (Pinnacleplus™)
	2005	5		11.46	55	0.79%	1.00%	3.93%
	2004	8		11.03	83	0.24%	1.67%	3.28%
	2003	2		10.68	21	0.00%	1.67%	6.80%
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)
	2005	124		15.92	1,972	0.77%	1.55%	8.58%
	2004	32		14.66	471	0.89%	1.45%	16.81%
	2003	25		12.55	310	0.00%	1.45%	25.50%
Franklin Growth and Income Securities (AnnuiChoice™)
	2005	142		13.22	1,873	2.46%	1.35%	2.48%
	2004	208		12.90	2,677	2.44%	1.00%	9.51%
	2003	126		11.78	1,484	0.00%	1.00%	17.80%
Franklin Growth and Income Securities (GrandMaster flex3™)
	2005	34		13.01	445	2.41%	1.45%	1.92%
	2004	57		12.76	722	2.83%	1.55%	8.87%
	2003	38		11.72	445	0.00%	1.55%	17.20%
Franklin Growth and Income Securities (Grandmaster™)
	2005	44		13.09	578	2.76%	1.67%	2.12%
	2004	57		12.81	724	2.59%	1.35%	9.11%
	2003	40		11.74	465	0.00%	1.35%	17.40%
Franklin Growth and Income Securities (IQ Annuity™)
	2005	122		13.05	1,598	2.42%	0.80%	2.02%
	2004	156		12.79	1,990	2.41%	1.45%	9.04%
	2003	149		11.73	1,748	0.00%	1.45%	17.30%
Franklin Growth and Income Securities (Pinnacleplus™)
	2005	16		12.57	206	2.31%	0.60%	1.79%
	2004	7		12.34	89	2.52%	1.67%	8.72%
	2003	3		11.35	34	0.00%	1.67%	13.50%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

70

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income Securities (AnnuiChoice™)
	2005	398	$14.32	$5,697	3.91%	1.35%	0.59%
	2004	261	14.24	3,723	3.21%	1.00%	12.75%
	2003	201	12.63	2,539	0.00%	1.00%	26.30%
Franklin Income Securities (GrandMaster flex3™)
	2005	323	14.09	4,551	4.06%	1.45%	0.04%
	2004	159	14.08	2,234	2.72%	1.55%	12.10%
	2003	73	12.56	919	0.00%	1.55%	25.60%
Franklin Income Securities (Grandmaster™)
	2005	204	14.17	2,889	3.49%	1.67%	0.24%
	2004	172	14.14	2,436	3.11%	1.35%	12.31%
	2003	141	12.59	1,779	0.00%	1.35%	25.90%
Franklin Income Securities (IQ Annuity™)
	2005	256	14.13	3,620	4.27%	0.80%	0.14%
	2004	115	14.11	1,618	2.61%	1.45%	12.16%
	2003	66	12.58	824	0.00%	1.45%	25.80%
Franklin Income Securities (Pinnacleplus™)
	2005	119	12.51	1,495	2.79%	0.60%	(0.09)%
	2004	50	12.52	630	3.13%	1.67%	11.89%
	2003	20	11.19	218	0.00%	1.67%	11.90%
Franklin Income Securities (IQ Advisor Enhanced™)
	2005	1	11.22	9	3.81%	1.00%	0.79%
	2004	1	11.13	9	0.00%	0.80%	11.30%
Franklin Large Cap Growth Securities (AnnuiChoice™)
	2005	18	12.77	236	0.69%	1.35%	0.05%
	2004	11	12.76	138	0.46%	1.00%	6.87%
	2003	27	11.94	318	0.00%	1.00%	19.40%
Franklin Large Cap Growth Securities (GrandMaster flex3™)
	2005	43	12.55	542	0.48%	1.45%	(0.50)%
	2004	69	12.62	870	0.41%	1.55%	6.23%
	2003	9	11.88	108	0.00%	1.55%	18.80%
Franklin Large Cap Growth Securities (Grandmaster™)
	2005	11	12.63	137	0.60%	1.67%	(0.30)%
	2004	11	12.67	137	0.48%	1.35%	6.47%
	2003	6	11.90	75	0.00%	1.35%	19.00%
Franklin Large Cap Growth Securities (IQ Annuity™)
	2005	29	12.59	369	1.01%	0.80%	(0.40)%
	2004	33	12.64	413	0.44%	1.45%	6.31%
	2003	10	11.89	122	0.00%	1.45%	18.90%
Franklin Large Cap Growth Securities (Pinnacleplus™)
	2005	26	11.48	300	0.69%	0.60%	(0.62)%
	2004	40	11.55	462	0.45%	1.67%	6.06%
	2003	6	10.89	68	0.00%	1.67%	8.90%
Franklin Mutual Shares Securities (AnnuiChoice™)
	2005	264	14.84	3,916	0.99%	1.67%	9.45%
	2004	180	13.56	2,443	0.74%	1.00%	11.51%
	2003	88	12.16	1,075	0.00%	1.00%	21.60%
Franklin Mutual Shares Securities (GrandMaster flex3™)
	2005	191	14.60	2,786	0.97%	0.80%	8.85%
	2004	117	13.41	1,574	0.83%	1.55%	10.92%
	2003	37	12.09	442	0.00%	1.55%	20.90%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

71

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (IQ Annuity™)
	2005	155	$14.64	$2,264	0.83%	0.60%	8.96%
	2004	141	13.44	1,889	0.88%	1.45%	11.07%
	2003	110	12.10	1,327	0.00%	1.45%	21.00%
Franklin Mutual Shares Securities (Pinnacleplus™)
	2005	78	13.42	1,043	0.72%	1.00%	8.72%
	2004	34	12.35	426	0.66%	1.67%	10.76%
	2003	5	11.15	60	0.00%	1.67%	11.50%
Franklin Mutual Shares Securities (IQ Advisor Standard™)
	2005	1	12.20	8	1.20%	1.35%	9.89%
Franklin Mutual Shares Securities(Grandmaster™)
	2005	150	14.68	2,202	0.85%	1.45%	9.07%
	2004	126	13.46	1,692	0.80%	1.35%	11.06%
	2003	117	12.12	1,419	0.00%	1.35%	21.20%
Templeton Foriegn Securities Fund (GrandMaster flex3™)
	2005	99	15.87	1,579	1.08%	1.67%	8.47%
	2004	68	14.63	1,002	1.13%	1.55%	16.67%
	2003	34	12.54	421	0.00%	1.55%	25.40%
Templeton Foriegn Securities Fund (Grandmaster™)
	2005	44	15.97	695	1.20%	0.80%	8.69%
	2004	33	14.69	478	1.06%	1.35%	16.87%
	2003	15	12.57	184	0.00%	1.35%	25.70%
Templeton Foriegn Securities Fund (Pinnacleplus™)
	2005	21	14.84	316	1.13%	0.60%	8.34%
	2004	13	13.70	178	1.22%	1.67%	16.50%
	2003	3	11.76	36	0.00%	1.67%	17.60%
Templeton Foreign Securities Fund (AnnuiChoice™)
	2005	104	16.14	1,682	1.10%	1.35%	9.07%
	2004	62	14.80	924	0.94%	1.00%	17.37%
	2003	23	12.61	291	0.00%	1.00%	26.10%
Templeton Foriegn Securities Fund (IQ Advisor Standard™)
	2005	5	12.62	67	1.19%	1.45%	9.51%
	2004	5	11.52	54	0.00%	0.60%	15.20%
Templeton Growth Securities (AnnuiChoice™)
	2005	129	15.46	1,989	1.19%	0.80%	7.78%
	2004	30	14.34	437	1.64%	1.00%	14.81%
	2003	7	12.49	88	0.00%	1.00%	24.90%
Templeton Growth Securities (GrandMaster flex3™)
	2005	133	15.21	2,028	1.14%	0.60%	7.18%
	2004	90	14.19	1,271	1.03%	1.55%	14.25%
	2003	43	12.42	536	0.00%	1.55%	24.20%
Templeton Growth Securities (Grandmaster™)
	2005	69	15.30	1,052	1.08%	0.60%	7.40%
	2004	64	14.24	907	0.86%	1.35%	14.38%
	2003	31	12.45	387	0.00%	1.35%	24.50%
Templeton Growth Securities (IQ Annuity™)
	2005	109	15.25	1,662	1.09%	1.00%	7.29%
	2004	72	14.22	1,020	1.42%	1.45%	14.40%
	2003	9	12.43	109	0.00%	1.45%	24.30%
Templeton Growth Securities (Pinnacleplus™)
	2005	38	14.10	530	0.62%	1.55%	7.05%
	2004	6	13.17	73	0.82%	1.67%	14.12%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

72

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen LIT Comstock (AnnuiChoice™)
	2005	72		$14.74	$1,056	0.83%	1.67%	3.07%
	2004	57		14.30	816	0.54%	1.00%	16.26%
	2003	23		12.30	282	0.00%	1.00%	23.00%
Van Kampen LIT Comstock (GrandMaster flex3™)
	2005	63		14.49	918	0.96%	0.80%	2.50%
	2004	62		14.14	872	0.66%	1.55%	15.62%
	2003	43		12.23	529	0.00%	1.55%	22.30%
Van Kampen LIT Comstock (Grandmaster™)
	2005	44		14.58	639	1.11%	1.00%	2.71%
	2004	39		14.20	560	0.63%	1.35%	15.92%
	2003	12		12.25	144	0.00%	1.35%	22.50%
Van Kampen LIT Comstock (IQ Annuity™)
	2005	86		14.54	1,252	0.84%	1.55%	2.61%
	2004	115		14.17	1,626	0.23%	1.45%	15.77%
	2003	13		12.24	155	0.00%	1.45%	22.40%
Van Kampen LIT Comstock (Pinnacleplus™)
	2005	21		13.34	284	0.74%	1.35%	2.38%
	2004	11		13.03	138	0.71%	1.67%	15.41%
	2003	4		11.29	41	0.00%	1.67%	12.90%
Van Kampen LIT Emerging Growth (AnnuiChoice™)
	2005	4		13.48	57	0.01%	0.80%	6.57%
	2004	4		12.65	52	0.00%	1.00%	5.68%
	2003	4		11.97	51	0.00%	1.00%	19.70%
Van Kampen LIT Emerging Growth (GrandMaster flex3™)
	2005	6		13.26	80	0.01%	0.60%	5.98%
	2004	4		12.51	56	0.00%	1.55%	5.13%
	2003	—	*	11.90	—	0.00%	1.55%	19.00%
Van Kampen LIT Emerging Growth (Grandmaster™)
	2005	4		13.34	49	0.02%	1.00%	6.19%
	2004	6		12.56	69	0.00%	1.35%	5.28%
	2003	5		11.93	65	0.00%	1.35%	19.30%
Van Kampen LIT Emerging Growth (IQ Annuity™)
	2005	1		13.30	11	0.01%	1.55%	6.08%
	2004	1		12.54	16	0.00%	1.45%	5.20%
	2003	—	*	11.92	6	0.00%	1.45%	19.20%
Van Kampen LIT Emerging Growth (Pinnacleplus™)
	2005	1		11.77	9	0.01%	1.35%	5.85%
	2004	1		11.12	6	0.00%	1.67%	5.00%
Van Kampen LIT Emerging Growth (IQ Advisor Standard™)
	2005	—	*	11.10	4	0.00%	1.67%	6.99%
Van Kampen UIF Emerging Markets Debt (Grandmaster™)
	2005	22		14.95	331	9.60%	0.80%	10.63%
	2004	21		13.52	284	9.82%	1.35%	8.59%
	2003	28		12.45	349	0.00%	1.35%	24.50%
Van Kampen UIF Emerging Markets Debt (IQ Annuity™)
	2005	15		14.91	228	10.37%	0.60%	10.52%
	2004	20		13.49	270	9.39%	1.45%	8.44%
	2003	36		12.44	450	0.00%	1.45%	24.40%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

73

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Debt (Pinnacleplus™)
	2005	7	$13.06	$90	5.83%	0.00%	10.27%
	2004	5	11.84	60	10.73%	1.67%	8.23%
	2003	1	10.94	8	0.00%	1.67%	9.40%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)
	2005	40	23.28	920	0.35%	0.00%	32.43%
	2004	48	17.58	840	0.52%	1.00%	21.75%
	2003	5	14.44	69	0.00%	1.00%	44.40%
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)
	2005	41	22.90	946	0.12%	0.00%	31.70%
	2004	23	17.39	401	0.67%	1.55%	21.10%
	2003	9	14.36	132	0.00%	1.55%	43.60%
Van Kampen UIF Emerging Markets Equity (Grandmaster™)
	2005	11	23.04	247	0.34%	0.00%	31.97%
	2004	2	17.46	37	1.09%	1.35%	21.33%
	2003	1	14.39	17	0.00%	1.35%	43.90%
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)
	2005	46	22.97	1,057	0.50%	0.00%	31.83%
	2004	88	17.42	1,535	1.54%	1.45%	21.22%
	2003	4	14.37	60	0.00%	1.45%	43.70%
Van Kampen UIF Emerging Markets Equity (Pinnacleplus™)
	2005	6	20.04	113	0.32%	1.55%	31.54%
	2004	4	15.24	64	0.73%	1.67%	20.95%
	2003	5	12.60	67	0.00%	1.67%	26.00%
Van Kampen UIF U.S. Real Estate (Pinnacleplus™)
	2005	23	17.69	413	1.27%	1.55%	14.81%
	2004	19	15.41	296	2.11%	1.67%	33.77%
	2003	3	11.52	29	0.00%	1.67%	15.20%
Van Kampen UIF U.S. Real Estate (Grandmaster™)
	2005	45	20.42	915	1.34%	1.55%	15.18%
	2004	41	17.73	732	1.81%	1.35%	34.22%
	2003	34	13.21	455	0.00%	1.35%	32.10%
Van Kampen UIF U.S. Real Estate (IQ Annuity™)
	2005	30	20.36	610	1.43%	1.55%	15.06%
	2004	28	17.69	497	2.11%	1.45%	34.12%
	2003	13	13.19	172	0.00%	1.45%	31.90%
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard™)
	2005	3	15.58	44	1.41%	1.55%	16.05%
	2004	3	13.43	38	0.00%	0.60%	34.30%
Non-Affiliated Class B:
Scudder VIT Equity 500 Index (AnnuiChoice™)
	2005	129	12.00	1,547	1.19%	1.35%	3.38%
	2004	132	11.61	1,528	0.72%	1.00%	9.22%
	2003	51	10.63	540	0.43%	1.00%	26.55%
	2002	11	8.40	91	1.88%	1.00%	(16.00)%
Scudder VIT Equity 500 Index (GrandMaster flex3™)
	2005	157	11.30	1,777	1.29%	1.45%	2.80%
	2004	168	10.99	1,843	0.61%	1.55%	8.60%
	2003	107	10.12	1,087	0.49%	1.55%	25.87%
	2002	7	8.04	55	4.21%	1.55%	(19.60)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

74

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class B (continued):
Scudder VIT Equity 500 Index (Grandmaster™)
	2005	223		$11.27	$2,512	1.28%	1.45%	3.01%
	2004	92		10.94	1,008	0.00%	1.35%	9.40%
Scudder VIT Equity 500 Index (IQ3™)
	2005	233		11.77	2,746	1.32%	1.45%	2.91%
	2004	485		11.44	5,553	0.23%	1.45%	8.75%
	2003	95		10.52	995	0.64%	1.45%	25.99%
	2002	25		8.35	208	2.39%	1.45%	(16.50)%
Scudder VIT Equity 500 Index (Pinnacleplus™)
	2005	15		12.31	191	1.19%	1.45%	2.68%
	2004	10		11.99	126	0.78%	1.67%	8.51%
	2003	7		11.05	74	0.00%	1.67%	10.50%
Scudder VIT Equity 500 Index (IQ Advisor Standard™)
	2005	9		11.17	104	1.30%	1.45%	3.79%
	2004	9		10.76	100	0.00%	0.60%	7.60%
Scudder VIT Small Cap Index (AnnuiChoice™)
	2005	54		13.33	714	0.66%	1.45%	2.96%
	2004	59		12.94	761	0.27%	1.00%	16.26%
	2003	97		11.13	1,078	0.05%	1.00%	44.55%
	2002	—	*	7.70	2	0.99%	1.00%	(23.00)%
Scudder VIT Small Cap Index (GrandMaster flex3™)
	2005	24		12.96	309	0.64%	1.45%	2.39%
	2004	21		12.66	267	0.24%	1.55%	15.72%
	2003	46		10.94	499	0.22%	1.55%	43.76%
	2002	2		7.61	17	4.94%	1.55%	(23.90)%
Scudder VIT Small Cap Index (Grandmaster™)
	2005	8		11.87	98	0.17%	1.45%	2.59%
	2004	2		11.57	24	0.00%	1.35%	15.70%
Scudder VIT Small Cap Index (IQ3™)
	2005	52		13.00	681	0.78%	1.45%	2.49%
	2004	109		12.68	1,381	0.27%	1.45%	15.69%
	2003	45		10.96	491	0.70%	1.45%	44.02%
	2002	17		7.61	129	1.57%	1.45%	(23.90)%
Scudder VIT Small Cap Index (Pinnacleplus™)
	2005	13		13.65	181	0.64%	1.45%	2.26%
	2004	13		13.35	172	0.18%	1.67%	15.48%
	2003	3		11.56	40	0.00%	1.67%	15.60%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

75

STATUTORY-BASIS FINANCIAL STATEMENTS

Integrity Life Insurance Company

Years ended December 31, 2005 and 2004

Integrity Life Insurance Company

Financial Statements

(Statutory-Basis)

Years ended December 31, 2005 and 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors

Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Integrity Life Insurance Company as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Integrity Life Insurance Company at December 31, 2005 and 2004, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flow for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

Cincinnati, Ohio

April 5, 2006

1

Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	Year Ended December 31
	2005	2004
	(In thousands)
Admitted assets
Cash and invested assets:
Debt securities	$1,375,338	$1,325,918
Preferred stocks	99,387	22,112
Investment in common stock of subsidiary	98,327	98,137
Non-affiliated common stocks	84,741	102,176
Mortgage loans	19,898	15,522
Policy loans	111,260	113,740
Cash and short-term investments	14,807	95,664
Receivable for securities	1,265	1,632
Total cash and invested assets	1,805,023	1,774,901

Separate account assets	2,296,273	2,196,650
Accrued investment income	20,238	19,753
Net deferred income tax asset	22,201	14,059
Receivables from affiliates	79,769	12,141
Reinsurance balances recoverable	4,507	1,433
Other assets	549	1,886
Total admitted assets	$4,228,560	$4,020,823

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$1,564,100	$1,533,116
Unpaid claims	43	78
Deposits on policies to be issued, net	1,624	2,126
Total policy and contract liabilities	1,565,767	1,535,320

Separate account liabilities	2,296,273	2,176,650
Accounts payable and accrued expenses	7,761	7,849
Transfers to (from) separate accounts due, net	(26,327)	5,904
Payables for securities	1,039	13,295
Asset valuation reserve	32,808	34,960
Borrowed money	48,198	—
Other liabilities	66,420	1,850
Total liabilities	3,991,939	3,775,828

Capital and surplus:
Common stock, $2 par value, 1,500,000 shares authorized, issued and outstanding	3,000	3,000
Paid-in surplus	405,795	405,795
Accumulated deficit	(172,174)	(163,800)
Total capital and surplus	236,621	244,995
Total liabilities and capital and surplus	$4,228,560	$4,020,823

See accompanying notes.

2

Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2005	2004
	(In thousands)
Premiums and other revenues:
Premiums and annuity considerations	$367,741	$324,867
Net investment income	97,542	90,612
Amortization of the interest maintenance reserve	(383)	489
Reserve adjustments on reinsurance ceded	(116,379)	(109,667)
Fees from management of separate account mutual funds	15,512	15,504
Other revenues	4,135	3,827
Total premiums and other revenues	368,168	325,632

Benefits paid or provided:
Death benefits	6,782	5,162
Annuity benefits	57,437	46,853
Surrender benefits	243,647	230,659
Payments on supplementary contracts	1,778	1,704
Increase (decrease) in insurance and annuity reserves	25,267	(11,175)
Other benefits	2,008	1,333
Total benefits paid or provided	336,919	274,536

Insurance expenses and other deductions:
Commissions	22,228	20,139
General expenses	21,028	19,516
Taxes, licenses and fees	719	1,089
Net transfers to (from) separate accounts	(8,367)	12,136
Other	248	(702)
Total insurance expenses and other deductions	35,856	52,178
Loss from operations before federal income tax expense and net realized capital gains	(4,605)	(1,082)

Federal income tax expense	85	1,283
Loss from operations before net realized capital gains	(4,690)	(2,365)

Net realized capital gains	15,249	31,640
Net income	$10,559	$29,275

See accompanying notes.

3

Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2005 and 2004

	Common Stock	Paid-In Surplus	Accumulated Deficit	Total Capital and Surplus
	(In thousands)
Balance, January 1, 2004	$3,000	$305,795	$(135,449)	$173,346

Net income	—	—	29,275	29,275
Change in net deferred income tax asset	—	—	835	835
Net change in unrealized gain of subsidiary	—	—	(18,762)	(18,762)
Net change in unrealized loss on investment securities	—	—	(23,571)	(23,571)
Net change in nonadmitted assets and related items	—	—	(17,608)	(17,608)
Decrease in asset valuation reserve	—	—	9,765	9,765
Change in reserve on account of change in valuation basis	—	—	2,200	2,200
Change in surplus in separate accounts	—	—	(10,485)	(10,485)
Capital contribution	—	100,000	—	100,000
Balance, December 31, 2004	3,000	405,795	(163,800)	244,995

Net income	—	—	10,559	10,559
Change in net deferred income tax asset	—	—	(48,903)	(48,903)
Net change in unrealized loss of subsidiary	—	—	190	190
Net change in unrealized loss on investment securities	—	—	(9,037)	(9,037)
Net change in nonadmitted assets and related items	—	—	51,470	51,470
Decrease in asset valuation reserve	—	—	2,152	2,152
Change in reserve on account of change in valuation basis	—	—	(3,483)	(3,483)
Change in surplus in separate accounts	—	—	(11,322)	(11,322)
Balance, December 31, 2005	$3,000	$405,795	$(172,174)	$236,621

See accompanying notes.

4

Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2005	2004
	(In thousands)
Cash from Operations:
Premiums, policy proceeds and other considerations received	$370,624	$336,225
Net investment income received	96,495	87,898
Insurance expenses paid	(44,312)	(40,749)
Benefits paid	(434,381)	(392,866)
Other income received net of other expenses paid	19,647	19,331
Net transfers from separate accounts	(3,863)	25,071
Net cash from operations	4,210	34,910

Cash from Investments:
Proceeds from sales, maturities, or repayments of investments:
Debt securities	743,601	746,426
Stocks	24,649	88,211
Mortgage loans	1,457	730
Other invested assets	—	1,139
Miscellaneous proceeds	4,017	37,795
Net proceeds from sales, maturities, or repayments of investments	773,724	874,301

Cost of investments acquired:
Debt securities	816,674	844,051
Common stocks	61,035	51,941
Mortgage loans	5,832	—
Miscellaneous applications	11,889	18,440
Total cost of investments acquired	895,430	914,432
Net increase in policy loans	(2,480)	155
Net cash for investments	(119,226)	(40,286)

Cash from Financing and Miscellaneous Sources:
Other cash provided:
Capital contributions	—	100,000
Deposits on deposit-type contract funds and other insurance liabilities	3,274	1,528
Total other cash provided	3,274	101,528

Other cash applied:
Borrowed money	48,198	6,943
Other applications, net	(17,314)	22,908
Total other cash applied	30,884	29,851
Net cash from financing and miscellaneous sources	34,158	71,677

Net (decrease) increase in cash and short-term investments	(80,857)	66,301

Cash and short-term investments at beginning of year	95,664	29,363
Cash and short-term investments at end of year	$14,807	$95,664

See accompanying notes.

5

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2005

1. Nature of Operations and Significant Accounting Policies

Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (W&S). The Company, domiciled in the state of Ohio and currently licensed in 46 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. The Company’s wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in eight states and distributes similar products, principally in the state of New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of W&S and is the investment manager for the Company.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Such practices vary from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are as follows:

Investments

Investments in debt securities and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners’ (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder’s equity for those designated as available-for-sale. In addition, fair values of certain investments in debt securities and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

6

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiary

The Company’s insurance subsidiary is reported at its underlying statutory equity. The accounts and operations of the Company’s subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

7

Policy Acquisition Costs

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred and amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

Nonadmitted Assets

Certain assets designated as “nonadmitted,” principally disallowed deferred income tax assets and other assets not specifically designated as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets. Changes in the admitted asset-carrying amount of the investment are credited or charged directly to capital and surplus.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

8

Reinsurance

A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow

Cash and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

9

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:

	Year Ended December 31
	2005	2004
	(In thousands)
Net income as reported in the accompanying statutory -basis financial statements	$10,559	$29,275

Deferred policy acquisition costs, net of amortization	8,030	8,334
Deferred sales inducements, net of amortization	1,576	1,116
Adjustments to customer deposits	(14,357)	(3,562)
Adjustments to invested asset carrying values at acquisition date	3,348	8,474
Amortization of value of insurance in force	(19,671)	(14,370)
Amortization of interest maintenance reserve	383	(489)
Adjustments for realized investment gains/losses	10,355	(18,066)
Adjustments for federal income tax expense	1,674	(1,695)
Investment in subsidiary	19,374	10,920
Income from modco reinsurance treaty	(1,914)	(3,222)
Other	1,108	(928)
Net income, GAAP basis	$20,465	$15,787

10

	December 31
	2005	2004
	(In thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$236,621	$244,995

Adjustments to customer deposits	(93,734)	(56,698)
Adjustments to invested asset carrying values	63,249	162,998
Asset valuation reserve	32,808	34,960
Value of insurance in force	73,548	45,395
Deferred policy acquisition costs	61,409	12,534
Deferred sales inducements	4,738	3,018
Adjustments to investment in subsidiary excluding net unrealized gains (losses)	106,944	69,795
Other	(35,342)	(50,492)
Stockholder’s equity, GAAP basis	$450,241	$466,505

Other significant statutory accounting practices are as follows:

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized capital gains and losses are reported in unassigned surplus along with any adjustment for federal income taxes. Redeemable preferred stocks that have characteristics of debt securities and are rated as

11

high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (SVO) and the related net unrealized gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. There are no restrictions on non-affiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans and policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method. Changes in admitted asset carrying amounts for debt securities, preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums

Premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Benefits

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to recognizes the non-level incidence of the excess mortality costs. Additional reserves are

12

established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

Reinsurance

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.

Guaranty Fund Assessments

A liability for guaranty fund assessments is accrued after an insolvency has occurred.

Borrowed Money

The Company has entered into several dollar-roll reverse repurchase agreements. For repurchase agreements, the Company is required to maintain a minimum of 102% of the fair value of securities purchased under the agreements as collateral. The transactions were reflected as financing transactions, requiring the asset sold and the liability for the repurchase to remain on the Company’s financial statements. As of December 31, 2005, there were $48.8 million of mortgage-backed securities subject to the agreements. There were no securities subject to these agreements at December 31, 2004.

13

Securities Lending

The Company has loaned $62.5 million of various corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2005. The Company required collateral of 102% of fair value. A large portion ($52.5 million) of the collateral is unrestricted, but a small portion ($11.6) is restricted and is held in the Bank of New York cash reserves. The Company did not have any securities loaned as of December 31, 2004.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity contracts and market value adjustment annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Reclassifications

Certain 2004 amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2005 financial presentation.

14

2. Debt and Equity Securities

The cost or amortized cost and the fair value of debt securities is summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
At December 31, 2005:
Mortgage-backed securities	$383,226	$4,801	$(4,327)	$383,701
Corporate securities/ABS	935,725	54,515	(17,646)	972,593
U.S. Treasury securities and obligations of U.S. government agencies	26,721	131	(328)	26,524
States and political subdivisions	29,666	28	(412)	29,281
Total	$1,375,338	$59,475	$(22,713)	$1,412,099

At December 31, 2004:
Mortgage-backed securities	$335,745	$8,553	$(1,466)	$362,832
Corporate securities/ABS	941,743	82,277	(19,584)	1,004,435
U.S. Treasury securities and obligations of U.S. government agencies	13,981	268	(13)	14,235
States and political subdivisions	14,450	24	(423)	14,051
Total	$1,325,918	$91,122	$(21,487)	$1,395,553

Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace.

15

At December 31, 2005 and 2004, the Company held unrated or less-than-investment grade debt securities of $63.3 million and $84.3 million, respectively, with an aggregate fair value of $71.4 and $90.1, respectively. Those holdings amount to 4.6% and 5.9% of the Company’s investments in debt securities at December 31, 2005 and 2004, respectively, and less than 1.5% and 2.1% of the Company’s total assets as December 31, 2005 and 2004, respectively. The Company performs periodic evaluations of the relative credit standing of the issuer of these bonds.

The aggregate amounts of unrealized losses and the related fair values of investments with unrealized losses for debt and equity securities are shown below:

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value
	(In thousands)
At December 31, 2005:
Mortgage-backed securities	$(3,902)	$245,040	$(425)	$13,508
Corporate securities/ABS	(5,564)	307,749	(12,082)	97,286
U.S. Treasury securities and obligations of U.S. government agencies	(328)	16,956	—	—
States and political subdivisions	(24)	3,076	(388)	7,957
Total	$(9,818)	$572,821	$(12,895)	$118,751

At December 31, 2004:
Mortgage-backed securities	$(868)	$80,985	$(598)	$16,833
Corporate securities/ABS	(2,911)	96,029	(16,673)	135,083
U.S. Treasury securities and obligations of U.S. government agencies	(13)	2,255	—	—
States and political subdivisions	—	—	(423)	8,027
Total	$(3,793)	$179,269	$(17,694)	$159,943

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	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value
	(In thousands)
At December 31, 2005:
Preferred stocks	$(80)	$6,829	$(1,744)	$20,369
Non-affiliated common stocks	$(956)	$8,928	$—	$—

At December 31, 2004:
Preferred stocks	$(775)	$21,337	$—	$—
Non-affiliated common stocks	$(61)	$7,622	$—	$—

Investments that are impaired at December 31, 2005 and 2004, for which an other-than-temporary impairment has not been recognized, consist mainly of corporate debt securities issues and asset-backed securities. The impairment of these securities have been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 3.5% and 5.7% of the amortized cost of these securities at December 31, 2005 and 2004, respectively. At December 31, 2005 there were a total of 200 securities held that are considered temporarily impaired, 24 of which have been impaired for 12 months or longer. At December 31, 2004 there were a total of 106 securities held that are considered temporarily impaired, 26 of which have been impaired for 12 months or longer. Management continues to monitor these investments to determine if there has been an other-than-temporary impairment in fair market value.

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A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2005, by contractual maturity, is as follows:

	Cost or Amortized Cost	Fair Value
	(In thousands)
Years to maturity:
One or less	$9,108	$9,140
After one through five	186,765	188,953
After five through ten	300,319	302,043
After ten	495,920	528,264
Mortgage-backed securities	383,226	383,701

Total	$1,375,338	$1,412,099

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2005 and 2004 were $264.2 million and $98.8 million, respectively; gross gains of $9.8 million and $15.0 million, and gross losses of $4.2 million and $1.6 million were realized on those sales, respectively.

At December 31, 2005 and 2004, debt securities with an admitted asset value of $6.1 and $6.1 respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

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Unrealized gains and losses on investment in subsidiary and non-affiliated common stocks are reported directly in capital and surplus and do not affect operations. The gross unrealized gains and losses on, and the cost and fair value of, those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
At December 31, 2005:
Preferred stocks	$99,387	$850	$(1,824)	$98,413
Non-affiliated common stocks	$21,949	$63,748	$(956)	$84,741
Subsidiary	123,125	—	(24,798)	98,327
	$145,073	$63,748	$(25,754)	$183,068

At December 31, 2004:
Preferred stocks	$22,112	$—	$(775)	$21,337
Non-affiliated common stocks	$27,163	$75,073	$(61)	$102,176
Subsidiary	123,125	—	(24,987)	98,137
	$150,288	$75,073	$(25,048)	$200,313

Proceeds from the sales of investments in equity securities during 2005 and 2004 were $24.4 million and $82.7 million, respectively. Gross gains of $7.7 million and $21.4 million and gross losses of $0.6 million and $13.1 million were realized on those sales in 2005 and 2004, respectively.

Realized capital gains and losses are reported net of federal income taxes and amounts transferred to the IMR, as follows:

	Year Ended December 31,
	2005	2004
	(In thousands)
Realized capital gains	$11,545	$18,440
Less amount transferred to IMR	3,704	13,200
Net realized capital gains	$15,249	$31,640

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3. Concentrations of Credit Risk

The Company has offered equity-indexed products through its separate accounts. In connection with these products, the Company holds over-the-counter call options from Citibank N.A., New York, and custom-tailored options from W&S. These options, which are held by the separate accounts, are recorded at market value of $0.3 million and $3.2 million at December 31, 2005 and 2004, respectively. Unrealized market value gains and losses on the option contracts are recorded in the separate account statements of operations to hedge against the Company’s obligation to pay equity-indexed returns to policyholders.

The Company is exposed to credit-related losses in the event of nonperformance by counter parties to the financial instruments, but does not expect any counter parties to fail to meet their obligations given their high credit ratings.

The Company’s mortgage loan portfolio is primarily comprised of commercial and agricultural loans. The Company made no new mortgage loans during 2005 or 2004. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2005 and 2004, the Company held no mortgages with interest more than 180 days past due. During 2005, excluding adjustments on adjustable rate mortgages, no interest rates on outstanding mortgage loans were reduced.

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

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4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Debt Securities and Equity Securities

Fair values for debt securities and equity securities are based on quoted market prices where available. For debt securities and equity securities for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

Mortgage Loans, Policy Loans, Cash and Short-term Investments and Separate Account Assets

The carrying amounts of mortgage loans, policy loans, cash and short-term investments and separate account assets approximate their fair value.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair value of deposit fund liabilities and the remaining annuity reserves are primarily based on the cash surrender values of the underlying contracts.

Separate Account Annuity Reserves

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

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The carrying amounts and fair values of the Company’s significant financial instruments are shown below.

For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

	December 31, 2005		December 31, 2004
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)
Assets:
Debt securities	$1,375,338	$1,412,099	$1,325,918	$1,395,553
Preferred stocks	99,387	98,413	22,112	21,337
Non-affiliated common stocks	84,741	84,741	102,176	102,176
Mortgage loans	19,898	19,898	15,522	15,522
Policy loans	111,260	111,260	113,740	113,740
Cash and short-term investments	14,807	14,807	95,664	95,664
Separate account assets	2,296,273	2,296,273	2,196,650	2,196,650

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,285,498	$1,494,307	$1,247,887	$1,454,227
Separate accounts annuity reserves	2,250,614	2,208,247	2,159,483	2,115,749

5. Reinsurance

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements, substantially all mortality risks associated with single premium endowment deposits, much of the mortality risks associated with variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

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The Company has a modified coinsurance agreement with W&S, whereby the Company cedes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, the Company retains the reserves and the related assets of this business.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

	Year Ended December 31
	2005	2004
	(In thousands)
Direct premiums and amounts assessed against policyholders	$381,601	$334,558
Reinsurance assumed	190	201
Reinsurance ceded	(15,073)	(10,836)
Net premiums, annuity considerations and deposit-type funds	$366,717	$323,923

The Company assumed $189,767 and $201,310 of variable life insurance premiums in 2005 and 2004, respectively, from a modified coinsurance agreement with Symetra Life Insurance Company.

In 2005 and 2004, respectively, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2005	2004
	(In thousands)
Premiums and annuity considerations:
Affiliates	$12,588	$8,142
Non-affiliates	2,485	2,694
Benefits paid or provided:
Affiliates	127,447	117,750
Non-affiliates	5,573	4,276
Policy and contract liabilities:
Non-affiliates	15,903	17,888

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Besides the reinsurance agreement with W&S, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2005, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

There would be no impact on surplus at December 31, 2005, if all reinsurance ceded agreements were cancelled.

6. Federal Income Taxes

The Company files a consolidated income tax return with National Integrity. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors.

Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, and differences in reserves for policy and contract liabilities for tax and statutory-basis financial reporting purposes.

As of December 31, 2005, the Company has net operating loss (“NOL”) carryforwards of $48.1 million that will expire in years 2016 through 2020.

The components of other tax-related carryovers for the Company are as follows:

	Carryover	Expiration Dates
	(In thousands)
General business credit carryover	$338	2006 – 2009
Foreign tax credit carryover	145	2008
Alternative minimum tax (AMT) credit carryover	2,459	Indefinitely
Capital loss carryover	112,110	2006 – 2010

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The components of the net deferred income tax asset at December 31 are as follows:

	2005	2004
	(In thousands)
Gross deferred tax assets	$124,413	$174,300
Gross deferred tax liabilities	22,300	26,234
Deferred tax assets non-admitted	79,912	134,007
Increase (decrease) in deferred tax assets non-admitted	(54,095)	15,369

As of December 31, 2005, the Company had a balance of $1.7 million in its policyholder surplus account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that future shareholder dividends are paid from this account.

Current income taxes incurred consists of the following major components:

	Year Ended December 31
	2005	2004
	(In thousands)

Current year income tax (benefit)	$(41,235)	$(874)
Alternative minimum tax	—	114
Capital loss carryforward utilized	35,545	(3,026)
NOL carryforward adjustment	8,022	5,069
Prior year over/under accrual	(2,247)	—
Current federal income tax incurred	$85	$1,283

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The main components of the deferred tax amounts at December 31 are as follows:

	2005	2004
	(In thousands)
Deferred tax assets:
Reserves	$16,179	$7,854
Debt securities/stocks	25,209	64,941
Deferred policy acquisition costs	5,462	4,837
Capital loss carryover	39,238	55,930
Tax credit carryovers	2,942	2,942
Fixed assets and other assets	212	336
Net operating loss carryover	16,843	8,307
Acquisition related goodwill	1,244	1,394
Deferred hedge losses	1,850	2,081
Reserve strengthening	6,799	14,788
Reinsurance ceded	7,507	7,507
Other	927	3,383
Gross deferred tax assets	$124,413	$174,300
DTAs non-admitted	$79,912	$134,007
Deferred tax liabilities:
Stocks /debt securities deferred future gains	$22,259	$26,234
Separate account	41	—
Gross deferred tax liabilities	$22,300	$26,234
Net deferred income asset	$22,201	$14,059

Changes in deferred tax asset (DTAs) and deferred tax liabilities (DTLs) for the year ended December 31, 2005, are as follows:

	2005	2004	Change
	(In thousands)
DTAs	$124,413	$174,300	$(49,887)
DTAs non-admitted	$79,912	$134,007	$(54,095)
DTLs	$22,300	$26,234	$(3,934)

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies. Following is a reconciliation between the amount of tax computed

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at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

	Year End December 31,
	2005	2004
	(In thousands)

Federal income tax expense computed at statutory rate	$2,429	$6,075
Adjustment to statutory reserves for tax purposes	8,324	(9,722)
Book capital losses in excess of tax	(37,683)	(2,227)
Deferred acquisition costs recorded for tax purposes	(1,024)	533
Amortization of interest maintenance reserve	134	(171)
Other	(13,415)	4,638
Federal income tax expense (benefit)	(41,235)	(874)
AMT	—	114
Capital loss carryforward utilized	35,545	(3,026)
NOL carryforward adjustment	8,022	5,069
Prior year over/under accrual	(2,247)	—
Current federal income tax expense	$85	$1,283

The Company paid no AMT in 2005 and paid $0.1 million of AMT in 2004.

7. Regulatory Matters

Life/health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005 and 2004, the Company meets the RBC requirements.

The ability of the Company to pay dividends is limited by state insurance laws. Under Ohio insurance laws, the Company may pay dividends without the approval of the Ohio Director of Insurance only from unassigned surplus and those dividends may not exceed (when added to other dividends paid in the proceeding 12 months) the greater of (i) 10% of the Company’s statutory unassigned surplus as of December 31, 2005 or (ii) the Company’s statutory net income for the preceding year. The Company may not pay any dividends during 2006 without prior approval.

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Under New York insurance laws, National Integrity may pay dividends to the Company only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of National Integrity does not warrant such distribution. During 2005, the Company did not receive any dividends from National Integrity.

The portion the accumulated deficit represented or reduced by each item below is as follows:

	December 31
	2005	2004
	(In thousands)
Unrealized gains and losses	$62,792	$74,780
Non-admitted asset values	(86,896)	(138,366)
Separate account business	46,571	44,340
Asset valuation reserve	(32,808)	(34,960)

8. Related Party Transactions

The Company did not receive a capital contribution from W&S during 2005. The Company received $100 million capital contribution from W&S during 2004. The 2004 capital contribution was in the form of cash. During 2004, the Company recorded $25.0 million in capital contributions to National Integrity. The capital contributions were in the form of cash. The Company paid no dividends during 2005 or 2004.

W&S and Fort Washington perform certain administrative and special services for the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. In addition, the Company provides National Integrity with certain business support services, including policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services, personnel functions, and administrative support services. During 2005, the Company paid $1.2 million and $1.1 million to W&S and Ft. Washington, respectively, and received $10.8 million from National Integrity relating to these services. During 2004, the Company paid $0.8 million and $1.1 million to W&S and Ft. Washington, respectively, and received $10.8 million from National Integrity relating to these services. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

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At December 31, 2005, the Company had amounts of $74.8 million, $3.1 million and $1.3 respectively. Touchstone is an indirect wholly owned subsidiary of the Company’s parent, W&S. At December 31, 2004, the Company had amounts of $9.5 million, $0.8 million and $1.9 million due from W&S, Touchstone and National Integrity, respectively. These amounts are generally settled on a monthly basis.

The Company participates in a short-term investment pool (WASLAF) with W&S and its other affiliates. Of the $74.8 million due from W&S at December 31, 2005, $24.6 million relates to the Company’s investment in this short term investment pool, $52.5 million relates to the securities lending program, and an amount due of $2.0 million relates to charges for certain administrative and special services. Additionally, certain portfolios in the Company’s separate accounts participated in the short-term investment pool. At December 31, 2005 and 2004, there was $11 million and $9.8 million, respectively, in WASLAF, which is reported as separate account assets.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2005.

9. Commitments and Contingencies

Various lawsuits against the Company have arisen in the course of the Company’s business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

At December 31, 2005, the Company does not have any material lease agreements for office space or equipment.

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10. Annuity Reserves

At December 31, 2005, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(In thousands)

Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$1,279,308	36%
At book value less surrender charge of 5% or more	200,288	6
At market value	886,482	25
Total with adjustment or at market value	2,366,078	67
Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	471,070	13
Not subject to discretionary withdrawal	710,740	20
Total annuity reserves and deposit fund liabilities (before reinsurance)	3,547,888	100%
Less reinsurance ceded	(12,759)
Net annuity reserves and deposit fund liabilities	$3,535,129

11. Separate Accounts

The Company’s guaranteed separate accounts include indexed products (i.e. equity-indexed annuities) and non-indexed products and options (i.e. guaranteed rate options and systematic transfer options). The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company’s variable annuity. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered generally provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract. The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities. The Company’s equity-indexed annuities provide participation in the S&P 500 price index.

The Company’s nonguaranteed separate accounts primarily include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and

30

can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, a death benefit that is adjusted periodically to the current account value and an additional death benefit ranging from 25% to 40% of the gain in the contract. Assets held in separate accounts are carried at estimated fair values.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2005, is as follows:

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	Separate Accounts with Guarantees
	Indexed	Nonindexed Guaranteed Less than / equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Accounts	Total
	(In thousands)
Premiums, deposits and other considerations	$—	$152,391	$67,790	$76,095	$296,276

Reserves for separate accounts with assets at fair value	$7,233	$551,680	$805,219	$902,304	$2,266,437

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal (with adjustment):
With market adjustment	$—	$485,287	$794,201	$—	$1,279,308
At book value without market value adjustment and with current surrender charge of 5% or more	41	66,393	11,198	—	77,632
At market value	—	—	—	902,304	902,304
At book value without market value adjustment and with current surrender charge of less than 5%	7,050	—	—	—	7,050
Total with adjustment or at market value	7,091	551,680	805,219	902,304	2,266,295
Not subject to discretionary withdrawal	142	—	—	—	142
Total separate accounts reserves	$7,233	$551,680	$805,219	$902,304	$2,266,437

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A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2005 is presented below:

2005
(In thousands)
Transfers as reported in the statement of operations of the Separate Accounts Statement:
Transfers to separate accounts	$296,275
Transfers from separate accounts	293,278
Net transfers to separate accounts	2,997

Reconciling adjustments:
Policy deductions and other expense reported elsewhere in the statement of operations	(42)
Other changes in surplus in separate account statement	(11,322)
Transfers as reported in the statement of operations	$(8,367)

12. Direct Premiums Written by Managing General Agents/Third Party Administrators

The Company issued business through the following managing general agents in 2005:

Name and Address	EIN	Exclusive Contract	Type of Business Written	Authority Granted	Total Premiums Written
					(In thousands)
Ann Arbor Annuity Exchange 45 Research Drive Ann Arbor, MI 48103	38-2929874	No	Fixed Annuities	Writing premium	$12,919

Signature Financial Services 550 Pinetown Rd., Suite 208 Ft. Washington, PA 19034	23-2590623	No	Fixed Annuities	Writing premium	$36,373

The aggregate remaining premiums written by other managing general agents for 2005 was $133.1 million.

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PART C

OTHER INFORMATION

Item 24.                     Financial Statements and Exhibits

(a)                                                   Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2005

Statements of Operations for the Year Ended December 31, 2005

Statements of Changes in Net Assets for the Years Ended December 31, 2005 and 2004

Notes to Financial Statements

Integrity Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2005 and 2004

Statements of Operations (Statutory-Basis) for the Years Ended

December 31, 2005 and 2004

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended

December 31, 2005 and 2004

Statements of Cash Flows (Statutory-Basis) for the Years Ended

December 31, 2005 and 2004

Notes to Financial Statements (Statutory-Basis)

(b)                                             Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.

Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference from Registrant’s Form N-4 registration statement (File No. 33-8903), filed on September 19, 1986.

2.	Not applicable.

3.(a)

Form of Selling/General Agent Agreement between Integrity and broker dealers. Incorporated by reference from post-effective amendment no. 5 to Registrant’s Form N-4 registration statement (File No. 33-8903), filed on February 28, 1992.

3.(b)

Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities Corporation dated March 3, 2000, Incorporated by reference to Registrant’s Post-Effective Amendment No. 25 to registration statement on Form N-4 (File No. 33-51268) filed on February 17, 2006.

4.(a)	Form of trust agreement. Incorporated by reference from Registrant’s Form N-4 registration statement (File No. 33-51268), filed on August 24, 1992.

4.(b)	Form of group variable annuity contract. Incorporated by reference from pre-effective amendment no. 1 to Registrant’s Form N-4 registration statement (File No. 33-51268), filed on

1

November 9, 1992.

4.(c)	Form of variable annuity certificate. Incorporated by reference from Registrant’s Form S-1 registration statement (File No. 33-51270), filed on August 24, 1992.

4.(d)

Forms of riders to certificate for qualified plans. Incorporated by reference from pre-effective amendment no. 1 to Registrant’s Form N-4 registration statement (File No. 33-51268), filed on November 9, 1992.

4.(e)

Form of individual variable annuity contract. Incorporated by reference to pre-effective amendment no. 1 to Registrant’s Form S-1 registration statement (File No. 33-51270), filed on November 10, 1992.

4.(f)	Form of rider for use in certain states eliminating the Guarantee Period Options. Incorporated by reference to Registrant’s Form N-4 registration statement filed on December 31, 1992.

4.(g)	Alternate form of variable annuity contract for use in certain states. Incorporated by reference from Registrant’s Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

4.(h)

Form of Guaranteed Minimum Accumulation Benefit Rider, incorporated by reference from post-effective amendment 25 to Registrant’s form N-4 registration statement (File No. 33-51268), filed February 17, 2006.

5.	Form of application. Incorporated by reference to Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

6.(a)	Certificate of Incorporation of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant’s Form N-4 registration statement (File No. 33-56654), filed on April 28, 1995.

6.(b)	By-Laws of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant’s Form N-4 registration statement (File No. 33-56654), filed on April 28, 1995.

7.

Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995. Incorporated by reference from Registrant’s Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

8.(a)

Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation (“FDC”) and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of Integrity (File No. 33-8903), filed on February 28, 1992.

8.(b)

Participation Agreement Among Variable Insurance Products Fund II, FDC and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of Integrity (File No. 33-8903), filed on February 28, 1992.

8.(c)

Amendment No. 1 to Participation Agreements Among Variable Insurance Products Fund, Variable Insurance Products Fund II, FDC, and Integrity. Incorporated by reference from Form N-4 registration statement of Separate Account I of Integrity (File No. 33-56654), filed on May 1, 1996.

8.(d)

Participation Agreement Among Variable Insurance Products Fund III, FDC and Integrity, dated February 1, 1997. Incorporated by reference from Form N-4 registration statement of Separate Account I of Integrity (File No. 33-56658), filed on May 1, 1997.

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8.(e)

Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and Integrity dated January 6, 2003, incorporated by reference from post-effective amendment 25 to Registrant’s form N-4 registration statement (File No. 33-51268), filed February 17, 2006.

8.(f)	Form of Participation Agreement Between JPM Series Trust II and Integrity. Incorporated by reference to Registrant’s Form N-4 registration statement (File No. 33-51268) on April 28, 1999.

8(g)

Form of Participation Agreement between MFS Variable Insurance Trust, Massachusetts Financial Services Company and Integrity, incorporated by reference to Registrant’s registration statement on Form N-4 (File No. 33-51268) filed April 24, 2000.

8.(h)

Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc. and Integrity dated January 1, 2001 incorporated by reference from post-effective amendment 25 to Registrant’s form N-4 registration statement (File No. 33-51268), filed February 17, 2006.

8.(i)

Form of Participation Agreement among Touchstone Variable Series Trust and Integrity dated April 30, 2001 incorporated by reference to Registrant’s registration statement on Form N-4 (File No. 333-44876) filed May 1, 2001.

8.(j)

Form of Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and Integrity dated October 2, 1997, amended May 1, 2001 and May 1, 2002, incorporated by reference from post-effective amendment 25 to Registrant’s form N-4 registration statement (File No. 33-51268), filed February 17, 2006.

8. (k)

Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Inc., Morgan Stanley Investment Management, Inc. and Integrity, dated January 2, 2003, incorporated by reference from post-effective amendment 25 to Registrant’s form N-4 registration statement (File No. 33-51268), filed February 17, 2006.

8.(l)

Form of Participation Agreement among Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and Integrity dated January 2, 2003, incorporated by reference from post-effective amendment 25 to Registrant’s form N-4 registration statement (File No. 33-51268), filed February 17, 2006.

9.	Opinion and Consent of Rhonda S. Malone, Esq. filed herewith.

10.	Consent of Independent Registered Public Accounting Firm, filed herewith.

11.	Not applicable.

12.	Not applicable.

Item 25.             Directors and Officers of the Depositor

Set forth below is information regarding the directors and principal officers of Integrity, the Depositor:

Directors:

Name and Principal Business Address*	Position and Offices with Depositor

John F. Barrett	Director, Chairman of the Board

Edward J. Babbitt	Director, Secretary

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Jill T. McGruder(1)	Director, President & CEO

John R. Lindholm	Director

Robert L. Walker	Director

William J. Williams	Director

Donald J. Wuebbling	Director

Officers:

Name and Principal Business Address	Position and Offices with Depositor

John F. Barrett	Director, Chairman of the Board

Jill T. McGruder	Director, President & CEO

Bradley J. Hunkler	Executive Vice President, Finance, Actuarial and Financial Operations

James G. Kaiser(2)	Executive Vice President

Nicholas P. Sargen(3)	Senior Vice President & Chief Investment Officer

Edward J. Haines	Senior Vice President

Kevin L. Howard	Senior Vice President, General Counsel

Barry P. Meyers	Senior Vice President

Phillip E. King	Vice President

Sundeep Dronawat	Vice President

Paul M. Kruth	Vice President

Gerald Rusnak	Vice President

Denise L. Sparks	Vice President

Richard K. Taulbee	Vice President, Taxes

James J. Vance	Vice President, Treasurer

M. Lisa Cooper	Product Compliance Officer

David L. DiMartino	Managing Actuary

Michael W. Collier	Manager, New Business

Edward J. Babbitt	Secretary

Thomas M. Barth	Assistant Treasurer

Timothy D. Speed	Assistant Treasurer

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

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(1) Principal Business Address: 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202

(2) Principal Business Address: 333 Ludlow Street, Stamford, Connecticut 06902

(3) Principal Business Address: 420 East Fourth Street, Cincinnati, Ohio 45202

Item 26.                     Persons Controlled by or Under Common Control with Integrity or Registrant

Western and Southern Mutual Holding Company (WSMHC)

Western and Southern Financial Group, Inc. (WSFG); Ohio Corporation; 100% owned by WSMHC

The Lafayette Life Insurance Company; Indiana Corporation; 100% owned by WSFG

The Western and Southern Life Insurance Company (WSLIC); Ohio corporation; 100% owned by WSFG

Western-Southern Life Assurance Company (WSLAC); Ohio corporation; 100% owned by WSLIC

Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC; ownership and operation of real estate.

Seasons Health Care Limited Partnership; Ohio limited partnership; 90% owned by WSLAC, 10% owned by Courtyard; ownership and operation of real estate.

Ft. Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by WSLAC; registered investment advisor and broker dealer.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by WSLAC; securities broker-dealer.

IFS Financial Services, Inc. (“IFS”); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS, 1% owned by William F. Ledwin; general insurance agency.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS; registered broker dealer

Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS; registered transfer agent.

W&S Financial Group Distributors Inc.; Ohio corporation; 100% owned by IFS; general insurance agency.

IFS Holdings, Inc. (“IFS Holdings”); Ohio corporation; 100% owned by IFS; holding company.

Integrity Life Insurance Company (“ILIC”); Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by ILIC.

303 Broadway QCS, LLC; Ohio limited liability company; 100% owned by WSLIC.

Race Street Development, Ltd.; Ohio limited liability company; 100% owned by WSLIC.

Sixth and Race Development, LLC; Ohio limited liability company; 71%owned by Race Street Development, Ltd., 25% owned by Eagle

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North Pittsburgh Hotel LLC; Pennsylvania limited liability company; 74% owned by Sixth and Race Development, LLC; Ohio limited liability company; 71% owned by Race Street Development, Ltd., 25% owned by Eagle; ownership and operation of real estate.

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book selling and publishing.

ServerVault Corp.; Delaware corporation; 100% owned by WSLIC.

Fort Washington Investment Advisors, Inc. (“FWIA”); Ohio corporation; 100% owned by WSLIC; registered investment adviser.

Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by FWIA; registered investment adviser.

Fort Washington Capital Partners, LLC; Delaware limited liability company; 100% owned by FWIA.

Tri-State Ventures, LLC; Delaware limited liability company; 100% owned by FWIA.

Buckeye Venture Partners, LLC; Ohio limited liability company; 60% owned by FWIA and 40% owned by unrelated third party.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC; insurance.

Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Eagle Realty Group, LLC; Ohio limited liability company; 100% owned by WSLIC.

Eagle Realty Investments, Inc.; Ohio corporation; 100% owned by Eagle Realty Group, LLC.

OTR Walnut Housing, Ltd.; Ohio limited liability company; 100% owned by Eagle Realty Investments Inc.

OTR Redevelopment Group, LLC; Ohio limited liability company; 100% owned by OTR Walnut Housing, Ltd.

W&S Tax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

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Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

Fort Washington Savings Company; Ohio corporation; 100% owned by WSLIC Insurance Profillment Services, LLC; Ohio limited liability company; 100% owned by WSLIC; insurance marketing services

WSALD NPH, LLC; Ohio limited liability company; 50% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

WSALD CEH, LLC; Ohio limited liability company; 50% owned by WSLIC; ownership and operation of real estate.

AMLIWS Summit Ridge, LLC; Missouri limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Carthage Senior Housing, Ltd.; Ohio limited liability company; 99% owned by WSLIC; ownership and operation of real estate.

Dublin Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Northeast Cincinnati Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Skyport Hotel LLC; Kentucky limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Union Centre Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Vulcan Hotel LLC; Alabama limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Vinings Trace LLC; Indiana limited liability company; 99% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Windsor Hotel LLC; Connecticut limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Wright Executive Hotel Limited Partners; Ohio limited partnership; 61% owned by WSLIC; ownership and operation of real estate.

Lookout Corporate Center, Ohio joint venture; 50% owned by WSLIC; ownership and operation of real estate.

OTR Housing Associates, L.P.; Ohio limited partnership; 98% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

IR Mall Associates, Ltd.; Florida limited partnership; 50% owned by WSLIC and Eagle; ownership and operation of real estate.

Country Place Associates; Ohio general partnership; 90% owned by WSLIC; 10% owned by Eagle; ownership and operation of real estate.

AMLIWS Parkway Limited Partnership; Texas limited partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

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Mission Club Apartments General Partnership; Florida general partnership; 95.5% owned by WSLIC, 4.5% owned by Eagle; ownership and operation of real estate.

OTR Transitional Housing, L.P.; Ohio limited partnership; 99% owned by WSLIC; ownership and operation of real estate.

West-Whi Columbus NW Partners; Ohio general partnership; 74% owned by WSLIC; 1% owned by Eagle.

LaFrontera Lodging Partners LP; Texas limited partnership; 74% owned by WSLIC, .75% owned by Eagle; ownership and operation of real estate.

Centreport Hotels LLC; Texas limited partnership; 74.5% owned by WSLIC, .75% owned by Eagle; ownership and operation of real estate.

Columbus Hotel Partners; Ohio general partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Airport Exchange Hotel Partners; Kentucky general partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

AMLIWS Deerfield L.P.; Texas limited partnership; 74% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

Camargo Club Apartments, Ltd; Florida limited partnership; 84.14% WSLIC; 14.85% Eagle; ownership and operation of real estate.

WSA Commons, LLC; Georgia limited liability company; 50% owned by WSLIC; ownership and operation of real estate.

Item 27.                     Number of Contract Owners

As of February 9, 2006 there were 10,363 contract owners of Separate Account I of Integrity.

Item 28.                     Indemnification

By-Laws of Integrity. Integrity’s By-Laws provide, in Article V, as follows:

Section 5.1 Indemnification of Directors, Officers, Employees and Incorporators. To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

(a)                      The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(b)                     The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent

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of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

(1)               Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

(2)               Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

(c)                    To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

(d)                   Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article. Such determination shall be made as follows:

(1)               By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

(2)               If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

(3)               By the Shareholders; or

(4)               By the court of common pleas or the court in which such action, suit or proceeding was brought.

Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(e)                    (1)               Expenses, including attorney’s fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

(i)          Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

(ii)       Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

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(2)               Expenses, including attorney’s fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

(f)                        The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(g)                     The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.

Item 29.                Principal Underwriters

(a)                                              Touchstone Securities is the principal underwriter for Separate Account I. Touchstone Securities also serves as an underwriter for Separate Account II and VUL of Integrity, Separate Accounts I and II of National Integrity Life Insurance Company, contracts issued under Western-Southern Life Assurance Company’s Separate Accounts 1 and 2;.; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. Integrity is the Depositor of Separate Accounts II, I and VUL.

(b)                                             The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities are as follows:

Directors:

Name and Principal Business Address*	Position and Offices with Touchstone Securities

James N. Clark	Director

Jill T. McGruder(1)	Director

Officers:

James H. Grifo	President

Richard K. Taulbee	Vice President

Patricia Wilson	Chief Compliance Officer

James J. Vance	Vice President and Treasurer

Terrie A. Wiedenheft(1)	Chief Financial Officer

Elaine M. Reuss	Assistant Treasurer

Lisa C. Heffley	Assistant Vice President

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*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202

(c)                                              Not applicable.

Item 30.                Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

Item 31.                Management Services

There are currently no management-related services provided to the Registrant.

Item 32.                Undertakings

The Registrant hereby undertakes:

(a)                                              to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)                                             to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)                                              to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 17th day of April,  2006.

SEPARATE ACCOUNT I OF
INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder
President & CEO

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder
President & CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this  17th day of April, 2006.

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder
President & CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President & CEO
Date: April 17, 2006

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Executive Vice President, Finance and Actuarial
Date: April 17th, 2006

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Executive Vice President, Financial Operations
Date: April 17, 2006

DIRECTORS:

/s/ John F. Barrett	/s/ William J. Williams
John F. Barrett	William J. Williams
Date: April 10, 2006	Date: April 17, 2006

/s/ Jill T. McGruder	/s/ Donald J. Wuebbling
Jill T. McGruder	Donald J. Wuebbling
Date: April 17, 2006	Date: April 17, 2006

/s/ Edward J. Babbitt
John R. Lindholm	Edward J. Babbitt
Date:	Date: April 10, 2006

/s/ Robert L. Walker
Robert L. Walker
Date: April 12, 2006